UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond Chairman and Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Annual Report to Shareholders

30 April 2007

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	12

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic Market Portfolio	17

PowerShares Dynamic OTC Portfolio	19

PowerShares Dynamic MagniQuant Portfolio	21

PowerShares FTSE RAFI US 1000 Portfolio	24

Statements of Assets and Liabilities	36

Statements of Operations	37

Statements of Changes in Net Assets	38

Financial Highlights	40

Notes to Financial Statements	42

Report of Independent Registered Public Accounting Firm	50

Supplemental Information (Unaudited)	51

Information about Advisory Agreement (Unaudited)	56

My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC.

Let me share with you the exciting events that have taken place at PowerShares as I look back over the past 12 months and at what the future may hold.

PowerShares has experienced significant growth over the past 12 months. We now have 70 exchange-traded funds ("ETFs") in the market, an increase of 33 funds from the 37 funds at the beginning of the fiscal year. PowerShares now offers more U.S. based equity ETFs than any other ETF sponsor. Assets under management increased almost 75%, from $6 billion to over $10 billion at April 30, 2007. This phenomenal growth demonstrates the continued strong demand for our original listings as well as the excellent reception of our new funds.

Of the new funds offered, 10 were FTSE RAFI funds, which were the first PowerShares Exchange-Traded Funds to be listed on the NASDAQ stock exchange, making PowerShares the only ETF sponsor to list ETFs on all three major U.S. exchanges: the American Stock Exchange, the NASDAQ, and the New York Stock Exchange.

PowerShares continues to be recognized as an innovator in the ETF marketplace. In 2007, our FTSE RAFI US 1000 Fund was awarded the most innovative new ETF at the Third Annual Global ETF Awards program.

Drawing on our increased resources as a member of the INVESCO family, we plan to introduce several PowerShares ETFs for international and global investing. These new funds will help to fulfill our goal of providing investor with the opportunity to invest in intelligent ETFs in marketplaces around the globe.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although spikes of volatility marked the beginning and end of the reporting period, the U.S. equity marketplace provided strong results, with the S&P 500® Index posting double digit returns of 15.24%. At the beginning of the reporting period, enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by the end of summer 2006, energy prices had cooled and investors surmised the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Stocks resumed their upward path until late February of 2007, when Chinese regulators threatened to clamp down on local trading practices, causing global markets to retreat sharply. Global concerns, coupled with a slowing housing market domestically and the Fed's insistence that inflation posed a greater risk than a recession, amplified volatility. However, a strong job market, sustained earnings and indications that inflation would remain contained were enough to resume the rally by the end of the reporting period.

The telecom and utilities sectors posted the best results, while technology and industrial sectors lagged. Bond prices recovered moderately during the reporting period as the Fed ended its two year hike on rates in June of 2006 and a retracting housing market eased inflation concerns. With a few bumps along the way, commodity prices continued their upward march.

3

Manager's Analysis

PowerShares Dynamic Market Portfolio (ticker: PWC)

The PowerShares Dynamic Market Portfolio returned 12.12% over the reporting period, while the S&P 500® Index returned 15.24% and the Russell 3000® Index returned 14.48%. Performance during the reporting period was somewhat narrow, making it difficult for the fund to keep pace due to its underweighting of names like Exxon Mobil, Microsoft, Johnson & Johnson and Altria Group relative to a cap-weighted portfolio.

Large cap and small cap value stocks were the biggest contributors to overall performance, while mid-cap growth stocks faired the worst. Consumer discretionary and staple stocks and industrial shares contributed the most to performance, while financials and technology contributed the least. Relative to the broad U.S. market, the Fund benefited from the index's effective stock selection in the food and staple retailing space, consumer durables and apparel stocks as well as commercial services companies; the index's stock selection was not effective among insurance, technology hardware or diversified financials, hurting the Fund's performance relative to the market.

The PowerShares Dynamic Market Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Market IntellidexSM Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses).

The index's investment decisions are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today.

Domestic companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of a company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	20.5
Information Technology	14.8
Consumer Discretionary	12.6
Health Care	12.2
Industrials	10.4
Energy	10.3
Consumer Staples	9.1
Utilities	3.6
Materials	3.6
Telecommunication Services	2.8
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Baker Hughes, Inc.	4.0
Exxon Mobil Corp.	3.4
General Mills, Inc.	3.2
PepsiCo, Inc.	3.1
Boeing Co.	2.6
PG&E Corp.	2.5
International Paper Co.	2.5
Hartford Financial Services Group (The), Inc.	2.5
ACE Ltd. (Cayman Islands)	2.4
Travelers Cos. (The), Inc.	2.4
Total	28.6

Style Allocation (%)

Large-Cap Value	43.6
Mid-Cap Value	19.9
Large-Cap Growth	14.2
Mid-Cap Growth	10.4
Small-Cap Value	9.1
Small-Cap Growth	2.8

4

Manager's Analysis (Continued)

PowerShares Dynamic Market Portfolio (ticker: PWC)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)     As of 30 April 2007

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Market IntellidexSM Index	12.35	16.29	20.03	107.58
S&P 500® Index	15.24	12.25	14.83	73.86
Russell 3000® Index	14.48	13.08	15.99	80.99

Fund

NAV Return	12.12	15.77	19.31	102.62
Share Price Return	12.06	15.73	19.29	102.47

Fund Inception: 1 May 2003

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.63%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio was 0.62%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 500 and 3,000 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dynamic OTC Portfolio (ticker: PWO)

The PowerShares Dynamic OTC Portfolio returned 2.67% over the reporting period, while the Nasdaq Composite returned 8.72%. Performance during the period was narrow, driven buy a few of the largest names in the Nasdaq market, causing the Fund to trail due to its underweighting of names like Apple, Oracle and Cisco Systems relative to a cap-weighted portfolio. Exposure to software companies Citrix Systems and BEA Systems and communication equipment makers Tellabs and QLogic had a negative impact on fund performance as well.

The Fund suffered from more exposure to mid-cap growth names and less effective stock selection among large-cap value names. Health care equipment & services, insurance and software & services companies contributed the most to performance; technology hardware, consumer services and biotechnology companies contributed negatively.

The PowerShares Dynamic OTC Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic OTC IntellidexSM Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses). The index's investment decisions are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today.

Domestic Nasdaq companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets)

Information Technology	50.3
Consumer Discretionary	14.7
Health Care	13.8
Financials	10.5
Industrials	5.4
Energy	1.7
Telecommunication Services	1.6
Consumer Staples	1.5
Materials	0.7
Other	(0.2)

Style Allocation (%)

Mid-Cap Growth	39.5
Small-Cap Value	19.1
Mid-Cap Value	15.0
Large-Cap Growth	13.2
Small-Cap Growth	13.2

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Apple, Inc.	3.5
Synopsys, Inc.	3.2
Microsoft Corp.	3.2
Compuware Corp.	3.2
BEA Systems, Inc.	3.0
Polycom, Inc.	3.0
QLogic Corp.	3.0
Fiserv, Inc.	3.0
Cisco Systems, Inc.	3.0
Autodesk, Inc.	3.0
Total	31.1

6

Manager's Analysis (Continued)

PowerShares Dynamic OTC Portfolio (ticker: PWO)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)    As of 30 April 2007

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic OTC IntellidexSM Index	2.99	15.21	18.57	97.62
Nasdaq Composite Index	8.72	9.56	14.43	71.48
Nasdaq 100 Index	9.82	10.05	13.81	67.78

Fund

NAV Return	2.67	14.62	17.85	92.88
Share Price Return	2.67	14.57	17.82	92.69

Fund Inception: 1 May 2003

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.69%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio was 0.69%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Nasdaq Composite Index and the Nasdaq 100 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,300 and 100 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

The PowerShares Dynamic MagniQuant Portfolio returned 10.67% since the Fund's inception on October 12, 2006, while the S&P 500® Index returned 9.84% and the Russell 3000® Index returned 10.11%.

Insurance, materials and capital goods stocks contributed the most to performance, while telecom and utilities contributed least. Relative to the broad U.S. market, the Fund benefited from the index's effective stock selection in the technology hardware, consumer durables and semiconductor space; stock selection was not as effective among pharmaceuticals, autos and consumer services stocks.

The PowerShares Dynamic MagniQuant Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Top 200 IntellidexSM Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses).

The index's investment decisions are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today. Domestic companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	32.7
Consumer Discretionary	14.3
Industrials	13.8
Information Technology	12.4
Health Care	9.3
Consumer Staples	7.5
Materials	6.6
Utilities	2.2
Telecommunication Services	0.5
Energy	0.5
Other	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Merck & Co., Inc.	0.6
Deckers Outdoor Corp.	0.6
GAMCO Investors. Inc., Class A	0.6
Cleveland-Cliffs, Inc.	0.6
Dean Foods Co.	0.6
Brocade Communications Systems, Inc.	0.6
Perini Corp.	0.6
Baxter International, Inc.	0.6
Honeywell International, Inc.	0.6
Seaboard Corp.	0.5
Total	5.9

Style Allocation (%)

Mid-Cap Value	31.2
Large-Cap Value	20.6
Small-Cap Value	18.6
Mid-Cap Growth	14.7
Large-Cap Growth	11.2
Small-Cap Growth	3.7

8

Manager's Analysis (Continued)

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)    As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Top 200 IntellidexSM Index	11.06
S&P 500® Index	9.84
Russell 3000® Index	10.11

Fund

NAV Return	10.67
Share Price Return	10.84

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.67% while the Fund's gross annualized total operating expense ratio was 0.84%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 3,000 common stocks, respectively.

9

Manager's Analysis

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

The PowerShares FTSE RAFI US 1000 Portfolio posted strong results during the reporting period outperforming the S&P 500® and Russell 1000® total return indices. For the prior twelve months, the Fund returned 17.60%, outpacing the S&P 500® Index which returned 15.24% and the Russell 1000® which returned 15.16%.

Top gainers in the portfolio were utilities and telecommunications sectors. Relative to the S&P 500®, the consumer discretionary, information technology, and utilities sectors generated the greatest relative outperformance.

The index benefited from over-weighting the utilities and telecommunications sectors, and underweighting the information technology sector. Stock selection was most effective in the consumer discretionary and energy sectors.

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI US 1000 Index. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the 1,000 equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight. The portfolio manager incorporates the stocks selected by the index into the Fund.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	22.2
Consumer Discretionary	13.4
Consumer Staples	11.5
Industrials	10.7
Information Technology	9.5
Energy	9.3
Health Care	9.1
Utilities	6.6
Telecommunication Services	3.9
Materials	3.7
Money Market	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Exxon Mobil Corp.	2.9
General Electric Co.	2.7
Kraft Foods, Inc., Class A	2.2
Citigroup, Inc.	2.1
Microsoft Corp.	1.7
Bank of America Corp.	1.6
Chevron Corp.	1.5
Wal-Mart Stores, Inc.	1.5
Verizon Communications, Inc.	1.4
AT&T, Inc.	1.2
Total	18.8

Style Allocation (%)

Large-Cap Value	52.7
Large-Cap Growth	19.6
Mid-Cap Value	17.1
Mid-Cap Growth	7.0
Small-Cap Value	3.1
Small-Cap Growth	0.5

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)    As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI US 1000 Index	18.51	18.36	25.80
S&P 500® Index	15.24	14.79	20.66
Russell 1000® Index	15.16	14.96	20.91

Fund

NAV Return	17.60	17.48	24.53
Share Price Return	17.69	17.00	23.83

Fund Inception: 19 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.00%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 0.71%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 1000® Index are unmanaged indices based on the average performance of approximately 500 and 1,000 common stocks, respectively.

† Average annualized.

11

Funds' Distribution History

	Ex-Dividend	4/13/07	3/16/07	3/15/07	2/15/07	1/15/07	12/15/06	11/15/06
	Record	4/17/07	3/20/07	3/20/07	2/20/07	1/17/07	12/19/06	11/17/06
	Payable	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06
Fund	Ticker
PowerShares Dynamic Market Portfolio	PWC	—	0.06501	—	—	—	0.16017	—
PowerShares Dynamic OTC Portfolio	PWO	—	—	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	PIQ	—	0.02020	—	—	—	0.03317	—
PowerShares FTSE RAFI US 1000 Portfolio	PRF	—	0.12360	—	—	—	0.20592	—

	Ex-Dividend	12/30/05	12/16/05	9/16/05	6/17/05	4/1/05	3/18/05	12/31/04
	Record	1/4/06	12/20/05	9/20/05	6/21/05	4/5/05	3/22/05	1/4/05
	Payable	1/31/06	12/30/05	9/30/05	6/30/05	4/29/05	4/29/05	1/31/05
Fund	Ticker
PowerShares Dynamic Market Portfolio	PWC	—	0.13055	0.04739	0.10797	—	0.02900	—
PowerShares Dynamic OTC Portfolio	PWO	—	—	0.05663	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	PIQ	—	—	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	PRF	—	—	—	—	—	—	—

12

	10/16/06	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	10/18/06	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	10/31/06	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund
PowerShares Dynamic Market Portfolio	—	0.04994	—	—	0.04868	—	—	0.04452
PowerShares Dynamic OTC Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	—	—	—	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	—	0.13450	—	—	0.14583	—	—	0.12172

	12/17/04	9/17/04	6/18/04	3/19/04	12/24/03	9/19/03	6/20/03
	12/21/04	9/21/04	6/22/04	3/23/04	12/29/03	9/23/03	6/24/03
	1/31/05	10/29/04	7/30/04	4/30/04	1/30/04	10/31/03	7/31/03
Fund
PowerShares Dynamic Market Portfolio	0.08784	0.03096	0.07211	0.05300	0.03646	0.04418	0.16848
PowerShares Dynamic OTC Portfolio	—	—	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	—	—	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	—	—	—	—	—	—	—

13

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PWC	PowerShares Dynamic Market Portfolio	5/1/03	892	567	63	9	0	0	0
PWO	PowerShares Dynamic OTC Portfolio	5/1/03	892	462	31	11	0	0	0
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	136	77	1	0	0	0	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	332	219	7	1	0	0	0

14

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PWC	250	3	0	0	0	0
PWO	374	12	2	0	0	0
PIQ	58	0	0	0	0	0
PRF	95	4	6	0	0	0

15

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Market Portfolio
Actual	$1,000.00	$1,097.29	0.60%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares Dynamic OTC Portfolio
Actual	$1,000.00	$1,068.54	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares Dynamic MagniQuant Portfolio
Actual	$1,000.00	$1,098.87	0.67%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	0.67%	$3.36
PowerShares FTSE RAFI US 1000 Portfolio
Actual	$1,000.00	$1,092.60	0.69%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

16

Schedule of Investments

PowerShares Dynamic Market Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—12.6%
116,411	American Eagle Outfitters, Inc.	$3,430,632
63,743	Autoliv, Inc.	3,706,655
119,116	Charlotte Russe Holding, Inc.*	3,255,440
58,205	Deckers Outdoor Corp.*	4,407,865
126,302	Hasbro, Inc.	3,992,406
68,596	International Speedway Corp., Class A	3,388,642
801,889	Mattel, Inc.	22,693,460
680,363	Newell Rubbermaid, Inc.	20,866,733
370,920	Nordstrom, Inc.	20,370,926
203,166	Omnicom Group, Inc.	21,273,512
113,487	Payless ShoeSource, Inc.*	3,620,235
251,660	Sinclair Broadcast Group, Inc., Class A	4,109,608
143,942	Tempur-Pedic International, Inc.	3,738,174
127,651	Wolverine World Wide, Inc.	3,648,266
		122,502,554
	Consumer Staples—9.1%
102,039	Campbell Soup Co.	3,989,725
167,392	ConAgra Foods, Inc.	4,114,495
137,191	Dean Foods Co.	4,997,868
523,173	General Mills, Inc.	31,338,064
84,520	J.M. Smucker (The) Co.	4,717,906
463,227	PepsiCo, Inc.	30,614,672
1,944	Seaboard Corp.	4,846,392
70,865	UST, Inc.	4,016,628
		88,635,750
	Energy—10.3%
479,233	Baker Hughes, Inc.	38,525,541
416,417	Exxon Mobil Corp.	33,055,181
176,725	Gulfmark Offshore, Inc.*	8,465,128
120,091	Holly Corp.	7,637,788
140,355	Plains Exploration & Production Co.*	6,595,281
67,976	SEACOR Holdings, Inc.*	6,476,753
		100,755,672
	Financials—20.5%
397,904	ACE Ltd. (Cayman Islands)	23,659,372
54,883	AMBAC Financial Group, Inc.	5,038,259
135,307	American Financial Group, Inc.	4,772,278
74,347	Arch Capital Group Ltd. (Bermuda)*	5,413,949
90,988	Assurant, Inc.	5,234,540
432,200	Chubb (The) Corp.	23,265,326
124,537	City Holding Co.	4,728,670
122,398	FBL Financial Group, Inc., Class A	4,741,699
237,505	Hartford Financial Services Group (The), Inc.	24,035,505
89,388	Nationwide Financial Services, Inc., Class A	5,106,736
69,295	PartnerRe Ltd. (Bermuda)	4,990,626
364,369	Principal Financial Group, Inc.	23,133,788
984,321	Progressive (The) Corp.	22,708,285
85,848	RLI Corp.	4,780,875
71,952	Safeco Corp.	4,802,076
75,957	Transatlantic Holdings, Inc.	5,278,252

Number of Shares		Value
	Common Stocks (Continued)
432,357	Travelers Cos. (The), Inc.	$23,390,514
97,490	Zenith National Insurance Corp.	4,508,913
		199,589,663
	Health Care—12.2%
88,633	AMERIGROUP Corp.*	2,493,246
94,824	Apria Healthcare Group, Inc.*	3,009,714
399,349	Baxter International, Inc.	22,615,134
40,522	Bio-Rad Laboratories, Inc., Class A*	2,867,742
65,692	Chemed Corp.	3,304,308
138,236	CIGNA Corp.	21,508,139
95,173	DENTSPLY International, Inc.	3,179,730
59,965	Edwards Lifesciences Corp.*	2,938,285
121,138	Emergency Medical Services Corp., Class A*	4,055,700
51,470	Hillenbrand Industries, Inc.	3,147,391
310,073	Johnson & Johnson	19,912,888
78,565	Lincare Holdings, Inc.*	3,098,604
776,403	Pfizer, Inc.	20,543,623
55,054	Techne Corp.*	3,246,534
38,359	WellCare Health Plans, Inc.*	3,091,352
		119,012,390
	Industrials—10.4%
354,153	Avery Dennison Corp.	22,028,317
266,520	Boeing Co.	24,786,359
65,649	Cascade Corp.	4,068,269
148,737	Ennis, Inc.	3,636,620
97,820	Equifax, Inc.	3,893,236
76,272	John H. Harland Co.	4,011,907
235,634	Lockheed Martin Corp.	22,653,853
104,123	Perini Corp.*	4,435,640
56,552	Teleflex, Inc.	4,062,130
163,924	Tredegar Corp.	3,830,904
80,102	Watson Wyatt Worldwide, Inc., Class A	3,775,207
		101,182,442
	Information Technology—14.8%
329,221	BEA Systems, Inc.*	3,881,516
468,362	Brocade Communications Systems, Inc.*	4,575,897
146,576	Convergys Corp.*	3,702,510
116,740	Dolby Laboratories, Inc., Class A*	4,134,931
697,120	Electronic Data Systems Corp.	20,383,788
62,903	Factset Research Systems, Inc.	3,869,164
98,005	Fair Isaac Corp.	3,499,759
369,272	Fiserv, Inc.*	19,634,192
206,647	International Business Machines Corp.	21,121,389
108,410	ManTech International Corp., Class A*	3,326,019
43,756	Mettler Toledo International, Inc.*	4,271,461
149,189	Synopsys, Inc.*	4,126,568
101,734	Syntel, Inc.	3,566,794
629,740	Total System Services, Inc.	19,559,724
195,248	Western Digital Corp.*	3,451,985
1,129,500	Xerox Corp.*	20,895,749
		144,001,446

See Notes to Financial Statements.
17

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Materials—3.6%
79,895	Albemarle Corp.	$3,391,543
642,512	International Paper Co.	24,235,553
102,141	Sealed Air Corp.	3,360,439
90,285	Sonoco Products Co.	3,849,752
		34,837,287
	Telecommunication Services—2.8%
147,050	ALLTEL Corp.	9,218,565
249,191	AT&T, Inc.	9,648,675
57,284	CenturyTel, Inc.	2,637,928
44,676	Golden Telecom, Inc.	2,618,460
47,145	Telephone & Data Systems, Inc.	2,684,908
		26,808,536
	Utilities—3.6%
109,990	Northwest Natural Gas Co.	5,588,592
487,894	PG&E Corp.	24,687,436
102,025	Wisconsin Energy Corp.	4,977,800
		35,253,828
	Total Common Stocks (Cost $900,618,330)	972,579,568
	Money Market Fund—0.1%
681,728	Liquid Assets Portfolio Private Class** (Cost $681,728)	681,728
	Total Investments (Cost $901,300,058)—100.0%	973,261,296
	Liabilities in excess of other assets—0.0%	(156,684)
	Net Assets—100.0%	$973,104,612

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$939,197,349	96.5%
Cayman Islands	23,659,372	2.4
Bermuda	10,404,575	1.1
Total investments	973,261,296	100.0
Liabilities in excess of other assets	(156,684)	(0.0)
Net Assets	$973,104,612	100.0%

See Notes to Financial Statements.
18

Schedule of Investments

PowerShares Dynamic OTC Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—14.7%
130,610	American Eagle Outfitters, Inc.	$3,849,077
33,561	Applebee's International, Inc.	912,188
36,476	Big 5 Sporting Goods Corp.	933,786
28,636	Charlotte Russe Holding, Inc.*	782,622
13,992	Deckers Outdoor Corp.*	1,059,614
191,402	Expedia, Inc.*	4,520,915
37,239	Helen of Troy Ltd. (Bermuda)*	845,325
16,491	International Speedway Corp., Class A	814,655
27,865	Perry Ellis International, Inc.*	925,118
121,729	Ross Stores, Inc.	4,035,316
60,505	Sinclair Broadcast Group, Inc., Class A	988,047
152,755	Staples, Inc.	3,788,324
		23,454,987
	Consumer Staples—1.5%
35,438	Costco Wholesale Corp.	1,898,414
14,193	USANA Health Sciences, Inc.*	565,449
		2,463,863
	Energy—1.7%
93,502	Global Industries Ltd.*	1,941,102
29,336	Matrix Service Co.*	715,798
		2,656,900
	Financials—10.5%
13,329	American Physicians Capital, Inc.*	527,029
44,800	Arch Capital Group Ltd. (Bermuda)*	3,262,335
13,704	Argonaut Group, Inc.*	460,591
12,863	City Holding Co.	488,408
12,798	First Community Bancshares, Inc.	420,670
11,369	FPIC Insurance Group, Inc.*	523,656
14,574	Harleysville Group, Inc.	445,090
100,224	IPC Holdings Ltd. (Bermuda)	3,004,716
16,408	Ohio Casualty Corp.	519,149
62,589	Philadelphia Consolidated Holding Co.*	2,716,363
10,938	Safety Insurance Group, Inc.	438,176
46,556	SEI Investments Co.	2,841,313
20,377	Selective Insurance Group	531,432
21,373	United America Indemnity Ltd., Class A (Cayman Islands)*	533,898
		16,712,826
	Health Care—13.8%
12,468	Biosite, Inc.*	1,153,290
34,851	Cross Country Healthcare, Inc.*	686,216
111,174	DENTSPLY International, Inc.	3,714,323
46,051	Express Scripts, Inc.*	4,400,174
91,762	Lincare Holdings, Inc.*	3,619,093
15,786	Magellan Health Services, Inc.*	677,219
22,883	MedCath Corp.*	680,083
31,990	PSS World Medical, Inc.*	642,999
29,500	Sciele Pharma, Inc.*	729,240
12,249	Techne Corp.*	722,324

Number of Shares		Value
	Common Stocks (Continued)
93,444	VCA Antech, Inc.*	$3,684,497
38,424	ViroPharma, Inc.*	579,434
30,970	Wright Medical Group, Inc.*	731,511
		22,020,403
	Industrials—5.4%
105,500	Copart, Inc.*	3,057,390
79,682	Herman Miller, Inc.	2,741,858
16,187	Hub Group, Inc., Class A*	582,732
9,711	Nordson Corp.	445,055
15,883	Resources Connection, Inc.*	479,190
16,293	TeleTech Holdings, Inc.*	614,735
12,371	Woodward Governor Co.	610,509
		8,531,469
	Information Technology—50.3%
36,321	Advanced Energy Industries, Inc.*	889,865
33,410	Agilysys, Inc.	702,612
22,568	Ansoft Corp.*	728,721
55,077	Apple, Inc.*	5,496,686
857,635	Atmel Corp.*	4,562,618
115,509	Autodesk, Inc.*	4,767,056
410,517	BEA Systems, Inc.*	4,839,995
88,338	Brocade Communications Systems, Inc.*	863,062
178,323	Cisco Systems, Inc.*	4,768,357
513,146	Compuware Corp.*	5,064,751
20,369	Comtech Telecommunications Corp.*	770,967
28,540	Covansys Corp.*	953,236
150,820	Credence Systems Corp.*	559,542
29,088	CSG Systems International, Inc.*	778,977
61,274	Cybersource Corp.*	778,793
89,699	Fiserv, Inc.*	4,769,296
35,101	Gevity HR, Inc.	654,634
36,789	Global Imaging Systems, Inc.*	1,062,834
20,973	Interdigital Communications Corp.*	689,592
31,191	Inter-Tel, Inc.	786,637
24,466	Intevac, Inc.*	594,768
30,300	Jack Henry & Associates, Inc.	719,625
20,448	ManTech International Corp., Class A*	627,345
41,316	Mentor Graphics Corp.*	668,493
12,916	MICROS Systems, Inc.*	707,797
169,747	Microsoft Corp.	5,082,225
5,800	MicroStrategy, Inc., Class A*	659,808
19,105	MTS Systems Corp.	812,154
27,042	National Instruments Corp.	753,390
26,063	NETGEAR, Inc.*	875,977
35,795	NetRatings, Inc.*	744,894
46,406	Photronics, Inc.*	698,410
144,967	Polycom, Inc.*	4,827,401
269,099	QLogic Corp.*	4,811,490
12,083	Rofin-Sinar Technologies, Inc.*	800,861
106,462	Skyworks Solutions, Inc.*	733,523
45,027	Sykes Enterprises, Inc.*	831,198

See Notes to Financial Statements.
19

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
186,032	Synopsys, Inc.*	$5,145,646
19,189	Syntel, Inc.	672,766
22,290	THQ, Inc.*	743,817
80,220	TIBCO Software, Inc.*	731,606
53,770	United Online, Inc.	775,901
15,048	Varian Semiconductor Equipment Associates, Inc.*	998,585
40,548	VASCO Data Security International, Inc.*	867,322
15,701	WebEx Communications, Inc.*	890,875
		80,264,108
	Materials—0.7%
6,289	Innospec, Inc.	337,656
18,833	Sigma-Aldrich Corp.	792,493
		1,130,149
	Telecommunication Services—1.6%
11,819	Golden Telecom, Inc.	692,712
25,054	Leap Wireless International, Inc.*	1,912,371
		2,605,083
	Total Investments (Cost $149,129,123)—100.2%	159,839,788
	Liabilities in excess of other assets—(0.2%)	(240,843)
	Net Assets—100.0%	$159,598,945

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$152,193,514	95.4%
Bermuda	7,112,376	4.5
Cayman Islands	533,898	0.3
Total investments	159,839,788	100.2
Liabilities in excess of other assets	(240,843)	(0.2)
Net Assets	$159,598,945	100.0%

See Notes to Financial Statements.
20

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—14.3%
12,853	American Eagle Outfitters, Inc.	$378,778
7,039	Autoliv, Inc.	409,318
11,599	Brinker International, Inc.	360,729
11,164	Brown Shoe Co., Inc.	301,205
13,151	Charlotte Russe Holding, Inc.*	359,417
8,179	Coach, Inc.*	399,381
6,426	Deckers Outdoor Corp.*	486,641
8,085	Genuine Parts Co.	399,480
15,100	Hanesbrands, Inc.*	401,509
13,946	Hasbro, Inc.	440,833
17,102	Helen of Troy Ltd. (Bermuda)*	388,215
7,573	International Speedway Corp., Class A	374,106
4,863	J.C. Penney Co., Inc.	384,615
8,259	Marriott International, Inc., Class A	373,389
15,178	Mattel, Inc.	429,537
12,878	Newell Rubbermaid, Inc.	394,968
7,021	Nordstrom, Inc.	385,593
3,846	Omnicom Group, Inc.	402,715
12,530	Payless ShoeSource, Inc.*	399,707
4,669	Polo Ralph Lauren Corp.	430,062
11,979	Ross Stores, Inc.	397,104
27,786	Sinclair Broadcast Group, Inc., Class A	453,745
6,029	Starwood Hotels & Resorts Worldwide, Inc.	404,064
15,892	Tempur-Pedic International, Inc.	412,715
14,357	TJX Cos., Inc.	400,417
5,080	VF Corp.	446,075
11,632	Walt Disney (The) Co.	406,887
14,095	Wolverine World Wide, Inc.	402,835
6,755	Yum! Brands, Inc.	417,864
		11,641,904
	Consumer Staples—7.5%
6,382	Altria Group, Inc.	439,847
9,760	Campbell Soup Co.	381,616
16,010	ConAgra Foods, Inc.	393,526
13,119	Dean Foods Co.	477,925
7,148	General Mills, Inc.	428,165
8,658	H.J. Heinz Co.	407,878
8,085	J.M. Smucker (The) Co.	451,305
10,385	McCormick & Co., Inc.	385,491
7,859	NBTY, Inc.*	388,313
6,329	PepsiCo, Inc.	418,284
6,305	Procter & Gamble (The) Co.	405,475
11,628	Safeway, Inc.	422,096
186	Seaboard Corp.	463,698
6,646	USANA Health Sciences, Inc.*	264,777
6,778	UST, Inc.	384,177
		6,112,573
	Energy—0.5%
4,136	SEACOR Holdings, Inc.*	394,078

Number of Shares		Value
	Common Stocks (Continued)
	Financials—32.7%
6,037	A.G. Edwards, Inc.	$437,381
7,097	ACE Ltd. (Cayman Islands)	421,988
4,568	AMBAC Financial Group, Inc.	419,342
11,263	American Financial Group, Inc.	397,246
6,189	Arch Capital Group Ltd. (Bermuda)*	450,683
11,044	Argonaut Group, Inc.*	371,189
7,573	Assurant, Inc.	435,675
7,733	Bank of America Corp.	393,610
9,615	Bank of New York (The) Co., Inc.	389,215
11,301	CB Richard Ellis Group, Inc., Class A*	382,539
12,866	Chittenden Corp.	373,886
7,709	Chubb Corp.	414,975
10,366	City Holding Co.	393,597
9,732	CNA Financial Corp.*	454,192
18,810	CNA Surety Corp.*	388,238
6,488	Comerica, Inc.	401,672
13,642	Commerce Group, Inc.	444,866
9,986	Delphi Financial Group, Inc., Class A	426,402
11,266	Eaton Vance Corp.	430,587
4,132	Everest Re Group Ltd. (Bermuda)	415,844
10,188	FBL Financial Group, Inc., Class A	394,683
3,303	Franklin Resources, Inc.	433,717
10,576	GAMCO Investors, Inc., Class A	482,477
1,888	Goldman Sachs Group (The), Inc.	412,736
11,745	Harleysville Group, Inc.	358,692
4,236	Hartford Financial Services Group (The), Inc.	428,683
12,682	HCC Insurance Holdings, Inc.	388,830
19,289	Horace Mann Educators Corp.	405,841
13,846	IPC Holdings Ltd. (Bermuda)	415,103
8,010	JPMorgan Chase & Co.	417,321
10,459	KeyCorp	373,177
5,171	Lehman Brothers Holdings, Inc.	389,273
5,800	Lincoln National Corp.	412,670
9,271	Loews Corp.	438,704
831	Markel Corp.*	381,354
9,051	Mellon Financial Corp.	388,559
4,590	Merrill Lynch & Co, Inc.	414,156
6,263	MetLife, Inc.	411,479
6,062	Moody's Corp.	400,819
7,442	Nationwide Financial Services, Inc., Class A	425,161
10,448	Odyssey Re Holdings Corp.	437,771
13,224	Ohio Casualty Corp.	418,407
17,857	Old Republic International Corp.	379,818
5,768	PartnerRe Ltd. (Bermuda)	415,411
8,647	Philadelphia Consolidated Holding Co.*	375,280
5,944	Piper Jaffray Cos., Inc.*	379,287
8,594	PMI Group (The), Inc.	416,551
6,499	Principal Financial Group, Inc.	412,622
17,557	Progressive (The) Corp.	405,040
4,421	Prudential Financial, Inc.	419,995
6,962	Reinsurance Group of America, Inc.	433,802

See Notes to Financial Statements.
21

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
7,145	RLI Corp.	$397,905
5,989	Safeco Corp.	399,706
8,815	Safety Insurance Group, Inc.	353,129
6,432	SEI Investments Co.	392,545
16,422	Selective Insurance Group	428,286
5,905	State Street Corp.	406,677
4,699	SunTrust Banks, Inc.	396,690
6,322	Transatlantic Holdings, Inc.	439,316
7,712	Travelers Cos. (The), Inc.	417,219
17,225	United America Indemnity Ltd., Class A (Cayman Islands)*	430,281
12,046	W.R. Berkley Corp.	391,375
10,283	Willis Group Holdings Ltd. (Bermuda)	421,809
5,606	XL Capital Ltd., Class A (Cayman Islands)	437,156
8,115	Zenith National Insurance Corp.	375,319
		26,597,959
	Health Care—9.3%
8,874	Aetna, Inc.	416,013
11,685	AMERIGROUP Corp.*	328,699
12,542	Applera Corp. - Applied Biosystems Group	391,812
12,503	Apria Healthcare Group, Inc.*	396,845
8,206	Baxter International, Inc.	464,706
5,269	Becton, Dickinson & Co.	414,618
2,841	Cigna Corp.	442,031
7,332	Coventry Health Care, Inc.*	424,010
12,550	DENTSPLY International, Inc.	419,296
7,511	Forest Laboratories, Inc.*	399,660
6,372	Johnson & Johnson	409,210
7,123	McKesson Corp.	419,046
9,518	Merck & Co., Inc.	489,606
15,954	Pfizer, Inc.	422,143
7,708	UnitedHealth Group, Inc.	408,986
7,296	Waters Corp.*	433,601
5,057	WellCare Health Plans, Inc.*	407,544
4,780	Zimmer Holdings, Inc.*	432,494
		7,520,320
	Industrials—13.8%
6,915	Acuity Brands, Inc.	408,815
6,016	Avery Dennison Corp.	374,195
4,527	Boeing Co.	421,011
6,930	Cascade Corp.	429,452
5,393	Consolidated Graphics, Inc.*	405,823
8,538	Cooper Industries Ltd., Class A (Bermuda)	424,851
13,625	Copart, Inc.*	394,853
7,863	Dollar Thrifty Automotive Group*	368,617
15,720	Ennis, Inc.	384,354
10,340	Equifax, Inc.	411,532
8,571	Honeywell International, Inc.	464,377
13,254	Horizon Lines, Inc., Class A	450,769
6,705	ITT Corp.	427,846
8,062	John H. Harland Co.	424,061

Number of Shares		Value
	Common Stocks (Continued)
4,003	Lockheed Martin Corp.	$384,848
6,437	Manitowoc (The) Co., Inc.	439,197
7,981	McDermott International, Inc. (Panama)*	428,260
5,492	Northrop Grumman Corp.	404,431
11,005	Perini Corp.*	468,812
8,521	Pitney Bowes, Inc.	409,008
10,611	R.R. Donnelley & Sons Co.	426,562
5,971	Rockwell Collins, Inc.	392,116
5,977	Teleflex, Inc.	429,328
7,596	Thomas & Betts Corp.*	413,830
17,326	Tredegar Corp.	404,909
6,051	United Technologies Corp.	406,204
8,466	Watson Wyatt Worldwide, Inc., Class A	399,003
		11,197,064
	Information Technology—12.4%
12,432	Ansoft Corp.*	401,429
34,204	BEA Systems, Inc.*	403,265
12,773	BMC Software, Inc.*	413,462
48,659	Brocade Communications Systems, Inc.*	475,399
14,857	Cisco Systems, Inc.*	397,276
15,229	Convergys Corp.*	384,685
12,129	Dolby Laboratories, Inc., Class A*	429,609
14,110	Electronic Data Systems Corp.	412,576
6,534	Factset Research Systems, Inc.	401,906
10,183	Fair Isaac Corp.	363,635
7,474	Fiserv, Inc.*	397,393
10,013	Hewlett-Packard Co.	421,948
20,165	Ingram Micro, Inc., Class A*	395,637
4,182	International Business Machines Corp.	427,442
6,433	Lexmark International, Inc., Class A*	350,599
11,263	ManTech International Corp., Class A*	345,549
4,546	Mettler Toledo International, Inc.*	443,781
14,144	Microsoft Corp.	423,471
8,480	NCR Corp.*	427,392
22,421	QLogic Corp.*	400,887
15,500	Synopsys, Inc.*	428,730
10,570	Syntel, Inc.	370,584
12,745	Total System Services, Inc.	395,860
20,284	Western Digital Corp.*	358,621
22,860	Xerox Corp.*	422,910
		10,094,046
	Materials—6.6%
9,570	Albemarle Corp.	406,247
6,932	Cleveland-Cliffs, Inc.	480,317
7,714	E.I. du Pont de Nemours & Co.	379,297
6,578	Greif, Inc., Class A	365,737
19,445	Hercules, Inc.*	366,344
10,994	International Paper Co.	414,694
6,346	Nucor Corp.	402,717
7,696	OM Group, Inc.*	404,271
6,315	Praxair, Inc.	407,633

See Notes to Financial Statements.
22

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
12,234	Sealed Air Corp.	$402,499
9,624	Sigma-Aldrich Corp.	404,978
10,813	Sonoco Products Co.	461,066
4,390	United States Steel Corp.	445,761
		5,341,561
	Telecommunication Services—0.5%
7,314	Telephone & Data Systems, Inc.	416,532
	Utilities—2.2%
8,702	Edison International	455,550
9,001	Northwest Natural Gas Co.	457,340
8,556	PG&E Corp.	432,934
8,350	Wisconsin Energy Corp.	407,397
		1,753,221
	Total Investments (Cost $77,753,906)—99.8%	81,069,258
	Other assets less liabilities—0.2%	199,745
	Net Assets—100.0%	$81,269,003

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$76,419,657	94.1%
Bermuda	2,931,916	3.6
Cayman Islands	1,289,425	1.6
Panama	428,260	0.5
Total investments	81,069,258	99.8
Other assets less liabilities	199,745	0.2
Net Assets	$81,269,003	100.0%

See Notes to Financial Statements.
23

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—13.4%
2,727	Abercrombie & Fitch Co., Class A	$222,687
7,530	Advance Auto Parts, Inc.	310,236
7,909	Amazon.com, Inc.*	485,059
9,718	American Axle & Manufacturing Holdings, Inc.	271,618
5,630	American Eagle Outfitters, Inc.	165,916
8,016	American Greetings Corp., Class A	204,007
4,836	AnnTaylor Stores Corp.*	186,089
4,406	Apollo Group, Inc., Class A*	208,404
22,055	ArvinMeritor, Inc.	455,436
10,008	Asbury Automotive Group, Inc.	287,930
8,153	Autoliv, Inc.	474,097
55,680	Autonation, Inc.*	1,138,099
3,797	AutoZone, Inc.*	505,153
7,036	Barnes & Noble, Inc.	278,133
6,053	Beazer Homes USA, Inc.	202,049
10,615	Bed Bath & Beyond, Inc.*	432,455
12,986	Belo Corp., Class A	250,240
24,796	Best Buy Co., Inc.	1,156,733
10,633	Big Lots, Inc.*	342,383
4,794	Black & Decker Corp.	434,912
62,510	Blockbuster, Inc., Class A*	387,562
37,601	Blockbuster, Inc., Class B*	217,710
9,808	Borders Group, Inc.	207,047
3,930	BorgWarner, Inc.	306,186
3,828	Boyd Gaming Corp.	174,174
8,840	Brinker International, Inc.	274,924
11,407	Brunswick Corp.	373,693
6,744	Burger King Holdings, Inc.	158,282
10,691	Cablevision Systems Corp., Class A*	350,451
5,874	Career Education Corp.*	173,518
6,764	CarMax, Inc.*	168,559
40,935	Carnival Corp. (Panama)	2,001,312
3,420	CBRL Group, Inc.	152,464
94,829	CBS Corp., Class B	3,012,717
14,732	Centex Corp.	659,552
14,766	Charming Shoppes, Inc.*	184,575
98,291	Charter Communications, Inc., Class A*	296,839
23,794	Circuit City Stores, Inc.	415,205
4,431	Claire's Stores, Inc.	144,318
34,124	Clear Channel Communications, Inc.	1,209,013
11,251	Clear Channel Outdoor Holdings, Inc., Class A*	321,216
4,124	Coach, Inc.*	201,375
117,344	Comcast Corp., Class A*	3,128,392
60,916	Comcast Corp., Special Class A*	1,608,182
15,067	Cooper Tire & Rubber Co.	291,245
31,690	D.R. Horton, Inc.	702,884
7,781	Darden Restaurants, Inc.	322,756
12,444	Dillard's, Inc., Class A	430,936
40,042	DIRECTV Group (The), Inc.*	954,601

Number of Shares		Value
	Common Stocks (Continued)
18,776	Discovery Holding Co., Class A*	$408,378
27,381	Dollar General Corp.	584,584
7,254	Dollar Tree Stores, Inc.*	285,227
5,964	Dow Jones & Co., Inc.	216,672
56,127	Eastman Kodak Co.	1,398,124
11,531	EchoStar Communications Corp., Class A*	536,537
7,136	EW Scripps Co., Class A	308,989
21,302	Expedia, Inc.*	503,153
12,135	Family Dollar Stores, Inc.	386,378
36,313	Federated Department Stores, Inc.	1,594,867
15,717	Foot Locker, Inc.	373,907
1,394,037	Ford Motor Co.	11,208,058
9,901	Fortune Brands, Inc.	793,070
10,263	Furniture Brands International, Inc.	165,029
6,602	GameStop Corp., Class A*	218,988
21,564	Gannett Co., Inc.	1,230,442
62,146	Gap (The), Inc.	1,115,521
2,989	Garmin Ltd. (Cayman Islands)	173,930
382,478	General Motors Corp.	11,944,789
16,276	Genuine Parts Co.	804,197
2,732	Getty Images, Inc.*	142,064
31,227	Goodyear Tire & Rubber (The) Co.*	1,038,610
5,652	Group 1 Automotive, Inc.	231,732
27,367	H&R Block, Inc.	618,768
16,698	Hanesbrands, Inc.*	444,000
9,693	Harley-Davidson, Inc.	613,761
1,750	Harman International Industries, Inc.	213,308
8,800	Harrah's Entertainment, Inc.	750,640
10,394	Hasbro, Inc.	328,554
7,051	Hearst-Argyle Television, Inc.	187,768
13,153	Hilton Hotels Corp.	447,202
138,763	Home Depot (The), Inc.	5,254,956
11,615	Hovnanian Enterprises, Inc., Class A*	278,644
23,944	IAC/InterActiveCorp*	912,745
37,309	Idearc, Inc.	1,296,488
9,019	International Game Technology	343,985
34,362	Interpublic Group of Cos., Inc.*	435,710
16,545	J.C. Penney Co., Inc.	1,308,544
2,432	Jack in the Box, Inc.*	162,020
14,851	Johnson Controls, Inc.	1,519,703
12,493	Jones Apparel Group, Inc.	417,141
9,762	KB Home	430,602
4,524	Kellwood Co.	127,486
16,042	Kohl's Corp.*	1,187,750
3,724	Lamar Advertising Co., Class A	224,706
1,934	Las Vegas Sands Corp.*	164,757
10,476	La-Z-Boy, Inc.	122,464
21,913	Lear Corp.*	804,645
20,110	Leggett & Platt, Inc.	472,987
16,796	Lennar Corp., Class A	717,357
11,660	Liberty Global, Inc., Class A*	418,477
11,671	Liberty Global, Inc., Series C*	389,928

See Notes to Financial Statements.
24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
2,792	Liberty Media Corp. Capital, Series A*	$315,412
53,214	Liberty Media Corp. Interactive, Series A*	1,331,946
36,148	Limited Brands, Inc.	996,600
7,559	Live Nation, Inc.*	153,372
7,773	Liz Claiborne, Inc.	347,609
75,436	Lowe's Cos., Inc.	2,305,324
5,965	M.D.C. Holdings, Inc.	305,766
9,799	Marriott International, Inc., Class A	443,013
22,319	Mattel, Inc.	631,628
5,203	McClatchy Co., Class A	150,367
63,229	McDonald's Corp.	3,052,696
13,265	McGraw-Hill (The) Cos., Inc.	869,255
2,356	Meredith Corp.	136,460
4,320	Meritage Homes Corp.*	150,379
9,751	MGM MIRAGE*	655,755
6,212	Mohawk Industries, Inc.*	560,074
16,272	New York Times (The) Co., Class A	380,765
25,043	Newell Rubbermaid, Inc.	768,069
79,981	News Corp., Class A	1,790,775
36,398	News Corp., Class B	873,552
21,178	NIKE, Inc., Class B	1,140,647
9,216	Nordstrom, Inc.	506,143
553	NVR, Inc.*	455,672
25,018	Office Depot, Inc.*	841,105
9,218	OfficeMax, Inc.	453,710
8,571	Omnicom Group, Inc.	897,469
5,334	O'Reilly Automotive, Inc.*	189,890
5,890	OSI Restaurant Partners, Inc.	234,481
6,398	Payless ShoeSource, Inc.*	204,096
9,166	PEP Boys-Manny Moe & Jack	170,946
6,598	PetSmart, Inc.	218,988
22,084	Pier 1 Imports, Inc.	166,734
2,875	Polaris Industries, Inc.	145,274
2,722	Polo Ralph Lauren Corp.	250,723
27,995	Pulte Homes, Inc.	753,066
12,944	RadioShack Corp.	376,282
51,100	Regal Entertainment Group, Class A	1,111,425
11,683	Rent-A-Center, Inc.*	325,255
7,741	Ross Stores, Inc.	256,614
17,288	Royal Caribbean Cruises Ltd. (Liberia)	718,662
5,707	Ryland Group, Inc.	252,820
22,176	Saks, Inc.	464,365
20,965	Sally Beauty Holdings, Inc.*	205,876
5,904	Scholastic Corp.*	182,256
11,696	Sears Holdings Corp.*	2,232,883
18,586	Service Corp. International	225,820
28,823	ServiceMaster (The) Co.	443,586
7,764	Sherwin-Williams (The) Co.	495,110
27,583	Six Flags, Inc.*	164,395
4,648	Snap-On, Inc.	253,316
10,086	Sonic Automotive, Inc., Class A	288,359
9,265	Standard-Pacific Corp.	193,175

Number of Shares		Value
	Common Stocks (Continued)
6,348	Stanley Works (The)	$369,961
33,055	Staples, Inc.	819,764
15,068	Starbucks Corp.*	467,409
11,518	Starwood Hotels & Resorts Worldwide, Inc.	771,936
1,683	Station Casinos, Inc.	146,421
50,605	Sun-Times Media Group, Inc., Class A	308,691
6,023	Talbots (The), Inc.	141,540
52,090	Target Corp.	3,092,583
9,986	Tenneco, Inc.*	299,081
5,916	Tiffany & Co.	282,134
4,706	Tim Hortons, Inc.	148,380
5,133	Timberland Co., Class A*	132,483
216,491	Time Warner, Inc.	4,466,210
29,836	TJX Cos., Inc.	832,126
15,809	Toll Brothers, Inc.*	470,792
31,765	Tribune Co.	1,041,892
25,231	TRW Automotive Holdings Corp.*	935,061
6,474	Tupperware Brands Corp.	182,049
16,072	United Auto Group, Inc.	325,940
7,475	VF Corp.	656,380
33,304	Viacom, Inc., Class B*	1,373,790
18,526	Virgin Media, Inc.	467,411
74,989	Visteon Corp.*	683,900
159,091	Walt Disney (The) Co.	5,565,004
9,719	Warner Music Group Corp.	167,167
523	Washington Post (The) Co., Class B	389,112
9,364	WCI Communities, Inc.*	204,510
10,739	Wendy's International, Inc.	404,860
9,171	Whirlpool Corp.	972,401
7,806	Williams-Sonoma, Inc.	274,927
9,919	Wyndham Worldwide Corp.*	343,197
10,763	Yum! Brands, Inc.	665,799
7,481	Zale Corp.*	208,795
		141,749,332
	Consumer Staples—11.5%
11,618	Alberto-Culver Co.	282,201
165,552	Altria Group, Inc.	11,409,844
45,840	Anheuser-Busch Cos., Inc.	2,254,870
50,633	Archer-Daniels-Midland Co.	1,959,497
20,698	Avon Products, Inc.	823,780
11,922	BJ's Wholesale Club, Inc.*	411,667
1,600	Brown-Forman Corp., Class A	107,168
3,497	Brown-Forman Corp., Class B	223,563
12,283	Bunge Ltd. (Bermuda)	930,560
21,703	Campbell Soup Co.	848,587
10,917	Chiquita Brands International, Inc.	161,899
8,791	Clorox Co.	589,700
118,450	Coca-Cola (The) Co.	6,181,906
65,441	Coca-Cola Enterprises, Inc.	1,435,776
21,535	Colgate-Palmolive Co.	1,458,781
96,542	ConAgra Foods, Inc.	2,373,002

See Notes to Financial Statements.
25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
17,363	Constellation Brands, Inc., Class A*	$389,105
6,166	Corn Products International, Inc.	245,530
35,723	Costco Wholesale Corp.	1,913,681
88,503	CVS Corp.	3,207,349
14,903	Dean Foods Co.	542,916
21,249	Del Monte Foods Co.	246,488
2,573	Energizer Holdings, Inc.*	250,044
9,552	Estee Lauder (The) Cos., Inc., Class A	491,164
11,635	Fresh Del Monte Produce, Inc. (Cayman Islands)	237,005
25,830	General Mills, Inc.	1,547,217
11,766	Great Atlantic & Pacific Tea Co., Inc.*	378,748
29,050	H.J. Heinz Co.	1,368,546
11,743	Hershey (The) Co.	645,395
9,889	Hormel Foods Corp.	376,672
3,910	J.M. Smucker (The) Co.	218,256
26,219	Kellogg Co.	1,387,247
33,028	Kimberly-Clark Corp.	2,350,603
700,781	Kraft Foods, Inc., Class A	23,455,139
124,118	Kroger (The) Co.	3,662,722
12,653	Loews Corp. - Carolina Group	968,334
4,840	Longs Drug Stores Corp.	264,942
6,914	McCormick & Co., Inc.	256,648
6,235	Molson Coors Brewing Co., Class B	587,836
5,374	Nash Finch Co.	209,425
2,890	NBTY, Inc.*	142,795
3,649	Pantry (The), Inc.*	164,169
17,522	Pathmark Stores, Inc.*	221,128
22,397	Pepsi Bottling Group (The), Inc.	734,846
13,582	PepsiAmericas, Inc.	327,869
68,326	PepsiCo, Inc.	4,515,665
9,283	Performance Food Group Co.*	290,094
7,038	Pilgrim's Pride Corp.	256,957
111,858	Procter & Gamble (The) Co.	7,193,588
28,641	Reynolds American, Inc.	1,840,471
117,264	Rite Aid Corp.*	720,001
5,877	Ruddick Corp.	176,486
50,957	Safeway, Inc.	1,849,739
107,644	Sara Lee Corp.	1,766,438
61	Seaboard Corp.	152,073
19,466	Smithfield Foods, Inc.*	595,076
15,890	Spectrum Brands, Inc.*	110,594
26,362	SUPERVALU, Inc.	1,210,016
46,449	Sysco Corp.	1,520,740
62,662	Tyson Foods, Inc., Class A	1,313,396
4,259	Universal Corp.	266,954
11,759	UST, Inc.	666,500
44,867	Walgreen Co.	1,969,661
320,622	Wal-Mart Stores, Inc.	15,364,206
3,662	Weis Markets, Inc.	157,613
4,895	Whole Foods Market, Inc.	229,037
12,286	Wm. Wrigley Jr. Co.	723,400
		121,133,325

Number of Shares		Value
	Common Stocks (Continued)
	Energy—9.3%
39,347	Anadarko Petroleum Corp.	$1,835,931
20,078	Apache Corp.	1,455,655
5,107	Arch Coal, Inc.	184,209
12,447	Baker Hughes, Inc.	1,000,614
11,333	BJ Services Co.	324,804
4,043	Cameron International Corp.*	261,057
19,637	Chesapeake Energy Corp.	662,749
209,452	Chevron Corp.	16,293,270
7,614	Cimarex Energy Co.	299,992
7,357	CNX Gas Corp.*	206,437
134,588	ConocoPhillips	9,333,677
6,056	CONSOL Energy, Inc.	253,565
27,911	Devon Energy Corp.	2,033,875
3,285	Diamond Offshore Drilling, Inc.	281,196
8,686	Dresser-Rand Group, Inc.*	277,170
102,371	El Paso Corp.	1,535,565
4,630	ENSCO International, Inc.	261,039
8,569	EOG Resources, Inc.	629,307
381,432	Exxon Mobil Corp.	30,278,071
2,779	FMC Technologies, Inc.*	196,976
8,486	Forest Oil Corp.*	299,047
6,095	Foundation Coal Holdings, Inc.	240,082
4,658	Frontier Oil Corp.	164,567
7,635	GlobalSantaFe Corp. (Cayman Islands)	488,106
3,274	Grant Prideco, Inc.*	168,742
17,225	Halliburton Co.	547,238
7,434	Hanover Compressor Co.*	160,797
28,383	Hess Corp.	1,610,735
3,143	Houston Exploration Co.*	174,028
5,132	Kinder Morgan, Inc.	546,866
32,248	Marathon Oil Corp.	3,274,784
6,231	Massey Energy Co.	167,801
12,211	Murphy Oil Corp.	676,978
16,210	Nabors Industries Ltd. (Bermuda)*	520,665
6,063	National-Oilwell Varco, Inc.*	514,446
9,497	Newfield Exploration Co.*	415,494
3,508	Noble Corp. (Cayman Islands)	295,409
5,960	Noble Energy, Inc.	350,508
55,046	Occidental Petroleum Corp.	2,790,832
3,373	Overseas Shipholding Group, Inc.	238,808
7,472	Patterson-UTI Energy, Inc.	182,242
7,746	Peabody Energy Corp.	371,653
8,323	Pioneer Natural Resources Co.	417,815
5,777	Pogo Producing Co.	278,798
11,056	Pride International, Inc.*	362,747
4,889	Rowan Cos., Inc.	179,133
41,087	Schlumberger Ltd. (Netherlands)	3,033,453
1,422	SEACOR Holdings, Inc.*	135,488
6,400	Ship Finance International Ltd. (Bermuda)	190,336
6,797	Smith International, Inc.	356,435
3,578	Southwestern Energy Co.*	150,276
56,331	Spectra Energy Corp.	1,470,239

See Notes to Financial Statements.
26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
5,649	Stone Energy Corp.*	$167,380
14,745	Sunoco, Inc.	1,113,690
6,335	Teekay Shipping Corp. (Marshall Islands)	377,883
5,365	Tesoro Corp.	650,238
3,150	Tidewater, Inc.	199,112
8,468	Transocean, Inc. (Cayman Islands)*	729,942
10,798	USEC, Inc.*	217,796
43,655	Valero Energy Corp.	3,065,891
15,551	Weatherford International Ltd. (Bermuda)*	816,272
45,450	Williams Cos., Inc.	1,340,775
3,104	World Fuel Services Corp.	143,436
9,629	XTO Energy, Inc.	522,566
		97,724,688
	Financials—22.2%
4,558	A.G. Edwards, Inc.	330,227
22,804	ACE Ltd. (Cayman Islands)	1,355,926
23,510	AFLAC, Inc.	1,207,003
416	Alleghany Corp.*	148,845
16,313	Allied Capital Corp.	471,446
6,621	Allied World Assurance Holdings Ltd. (Bermuda)	293,443
53,950	Allstate (The) Corp.	3,362,164
6,402	AMB Property Corp.	389,946
5,831	AMBAC Financial Group, Inc.	535,286
9,512	American Capital Strategies Ltd.	463,044
49,116	American Express Co.	2,979,868
9,614	American Financial Group, Inc.	339,086
12,950	American Financial Realty Trust	137,270
5,778	American Home Mortgage Investment Corp.	143,179
158,819	American International Group, Inc.	11,103,035
3,068	American National Insurance	400,435
11,269	AmeriCredit Corp.*	284,317
16,280	Ameriprise Financial, Inc.	968,172
30,389	Annaly Capital Management, Inc.	483,489
26,312	Aon Corp.	1,019,590
9,171	Apartment Investment & Management Co., Class A	507,156
4,312	Arch Capital Group Ltd. (Bermuda)*	314,000
14,098	Archstone-Smith Trust	734,647
6,661	Arthur J. Gallagher & Co.	186,242
5,084	Aspen Insurance Holdings Ltd. (Bermuda)	134,777
9,705	Associated Banc-Corp.	314,248
8,988	Assurant, Inc.	517,080
8,979	Astoria Financial Corp.	238,482
3,400	AvalonBay Communities, Inc.	415,684
8,500	Axis Capital Holdings Ltd. (Bermuda)	315,350
7,105	BancorpSouth, Inc.	174,570
326,988	Bank of America Corp.	16,643,688
3,439	Bank of Hawaii Corp.	181,923
44,491	Bank of New York (The) Co., Inc.	1,800,996
45,791	BB&T Corp.	1,905,821

Number of Shares		Value
	Common Stocks (Continued)
8,020	Bear Stearns (The) Cos., Inc.	$1,248,714
3,055	Berkshire Hathaway, Inc., Class B*	11,083,539
3,066	BOK Financial Corp.	157,378
6,595	Boston Properties, Inc.	775,308
4,449	Brandywine Realty Trust	146,283
2,927	BRE Properties, Inc.	175,737
3,609	Camden Property Trust	251,367
18,211	Capital One Financial Corp.	1,352,349
5,017	CB Richard Ellis Group, Inc., Class A*	169,825
4,807	CBL & Associates Properties, Inc.	218,478
35,868	Charles Schwab (The) Corp.	685,796
322	Chicago Mercantile Exchange Holdings, Inc., Class A	166,394
29,360	Chubb (The) Corp.	1,580,449
12,882	Cincinnati Financial Corp.	582,782
17,007	CIT Group, Inc.	1,014,468
415,043	Citigroup, Inc.	22,254,605
3,002	City National Corp.	219,806
19,685	CNA Financial Corp.*	918,699
10,078	Colonial BancGroup (The), Inc.	242,477
3,970	Colonial Properties Trust	196,952
16,806	Comerica, Inc.	1,040,459
8,214	Commerce Bancorp, Inc.	274,676
4,306	Commerce Bancshares, Inc.	203,846
7,130	Commerce Group, Inc.	232,509
6,543	Compass Bancshares, Inc.	446,102
23,334	Conseco, Inc.*	412,778
55,726	Countrywide Financial Corp.	2,066,320
4,160	Cousins Properties, Inc.	139,651
17,651	Crescent Real Estate EQT Co.	362,022
3,318	Cullen/Frost Bankers, Inc.	169,782
6,271	Developers Diversified Realty Corp.	408,242
82,203	Doral Financial Corp.*	115,084
2,108	Downey Financial Corp.	141,131
12,538	Duke Realty Corp.	540,513
18,836	E*Trade Financial Corp.*	415,899
4,842	Endurance Specialty Holdings Ltd. (Bermuda)	181,188
2,552	Equity Lifestyle Properties, Inc.	138,497
5,374	Equity One, Inc.	150,096
20,513	Equity Residential	952,419
4,005	Erie Indemnity Co., Class A	210,463
1,021	Essex Property Trust, Inc.	131,566
3,862	Everest Re Group Ltd. (Bermuda)	388,672
2,291	Federal Realty Investment Trust	206,579
4,638	Federated Investors, Inc., Class B	176,986
17,751	Fidelity National Financial, Inc., Class A	452,473
47,662	Fifth Third Bancorp	1,934,601
10,119	First American Corp.	521,129
12,273	First Horizon National Corp.	481,224
5,184	First Industrial Realty Trust, Inc.	227,007

See Notes to Financial Statements.
27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
10,163	FirstMerit Corp.	$212,203
6,643	Franklin Resources, Inc.	872,292
120,286	Freddie Mac	7,792,127
19,712	Fremont General Corp.	148,826
39,887	Friedman Billings Ramsey Group, Inc., Class A	221,373
13,483	Fulton Financial Corp.	198,470
8,428	General Growth Properties, Inc.	538,128
75,025	Genworth Financial, Inc., Class A	2,737,662
5,271	Glimcher Realty Trust	142,370
18,419	Goldman Sachs Group (The), Inc.	4,026,578
4,806	Hanover Insurance Group (The), Inc.	220,884
21,615	Hartford Financial Services Group (The), Inc.	2,187,438
5,453	HCC Insurance Holdings, Inc.	167,189
10,786	Health Care Property Investors, Inc.	381,717
5,154	Health Care REIT, Inc.	233,167
5,581	Healthcare Realty Trust, Inc.	190,089
5,722	Highwoods Properties, Inc.	233,343
3,611	Home Properties, Inc.	201,133
9,044	Hospitality Properties Trust	411,773
14,305	Host Hotels & Resorts, Inc.	366,780
24,978	HRPT Properties Trust	305,731
31,562	Hudson City Bancorp, Inc.	420,406
22,215	Huntington Bancshares, Inc.	492,729
36,727	IMPAC Mortgage Holdings, Inc.	203,835
6,560	IndyMac Bancorp, Inc.	198,374
11,558	iStar Financial, Inc.	553,859
11,076	Janus Capital Group, Inc.	277,122
5,345	Jefferies Group, Inc.	169,437
247,932	JPMorgan Chase & Co.	12,917,256
38,212	KeyCorp	1,363,404
9,696	Kimco Realty Corp.	466,087
3,013	LandAmerica Financial Group, Inc.	242,095
7,418	Lazard Ltd., Class A (Bermuda)	401,685
2,979	Legg Mason, Inc.	295,487
29,240	Lehman Brothers Holdings, Inc.	2,201,187
8,236	Leucadia National Corp.	248,233
7,990	Liberty Property Trust	386,636
13,044	Lincoln National Corp.	928,081
27,351	Loews Corp.	1,294,249
5,939	M&T Bank Corp.	661,248
2,960	Macerich (The) Co.	281,555
8,090	Mack-Cali Realty Corp.	396,167
409	Markel Corp.*	187,694
61,592	Marsh & McLennan Cos., Inc.	1,956,162
14,297	Marshall & Ilsley Corp.	686,542
11,651	MBIA, Inc.	810,444
21,393	Mellon Financial Corp.	918,401
5,302	Mercury General Corp.	287,103
52,799	Merrill Lynch & Co. Inc.	4,764,054
50,457	MetLife, Inc.	3,315,025

Number of Shares		Value
	Common Stocks (Continued)
6,754	MGIC Investment Corp.	$416,114
13,261	Montpelier Re Holdings Ltd. (Bermuda)	242,146
3,631	Moody's Corp.	240,082
70,352	Morgan Stanley	5,910,272
67,582	National City Corp.	2,470,122
11,097	Nationwide Financial Services, Inc., Class A	633,972
5,673	Nationwide Health Properties, Inc.	181,876
27,298	New York Community Bancorp, Inc.	476,623
5,071	Newcastle Investment Corp.	148,124
10,105	Northern Trust Corp.	636,110
22,259	Novastar Financial, Inc.	163,826
2,887	Nuveen Investments, Inc., Class A	153,877
6,246	NYSE Euronext*	526,725
4,461	Odyssey Re Holdings Corp.	186,916
5,045	Ohio Casualty Corp.	159,624
26,824	Old Republic International Corp.	570,546
5,058	PartnerRe Ltd. (Bermuda)	364,277
3,245	Pennsylvania Real Estate Investment Trust	150,763
7,672	People's United Financial, Inc.	152,750
13,523	Phoenix (The) Cos., Inc.	201,493
15,776	Plum Creek Timber Co., Inc.	626,307
5,963	PMI Group (The), Inc.	289,027
25,852	PNC Financial Services Group, Inc.	1,915,633
30,086	Popular, Inc.	505,746
3,979	Post Properties, Inc.	186,496
3,395	Potlatch Corp.	147,309
13,966	Principal Financial Group, Inc.	886,701
40,783	Progressive (The) Corp.	940,864
10,290	ProLogis	666,792
6,106	Protective Life Corp.	286,371
29,784	Prudential Financial, Inc.	2,829,480
5,356	Public Storage, Inc.	499,822
5,358	Radian Group, Inc.	311,353
5,809	Raymond James Financial, Inc.	178,220
5,526	Rayonier, Inc.	239,663
6,789	Realty Income Corp.	189,413
4,285	Redwood Trust, Inc.	215,150
3,328	Regency Centers Corp.	274,227
37,508	Regions Financial Corp.	1,316,156
4,700	Reinsurance Group of America, Inc.	292,857
4,248	RenaissanceRe Holdings Ltd. (Bermuda)	230,029
9,715	Safeco Corp.	648,379
7,041	Senior Housing Properties Trust	160,746
4,993	Simon Property Group, Inc.	575,593
8,557	Sky Financial Group, Inc.	233,178
1,174	SL Green Realty Corp.	165,417
21,979	SLM Corp.	1,183,130
5,572	South Financial Group (The), Inc.	126,094
20,818	Sovereign Bancorp, Inc.	505,253
4,028	Stancorp Financial Group, Inc.	191,733
14,179	State Street Corp.	976,508

See Notes to Financial Statements.
28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
8,969	Strategic Hotels & Resorts, Inc.	$194,179
1,368	Student Loan Corp.	278,662
26,256	SunTrust Banks, Inc.	2,216,532
18,127	Synovus Financial Corp.	572,088
7,371	T. Rowe Price Group, Inc.	366,191
10,556	TCF Financial Corp.	285,856
11,989	TD Ameritrade Holding Corp.*	204,412
14,186	Thornburg Mortgage, Inc.	394,371
6,925	Torchmark Corp.	472,978
4,265	Transatlantic Holdings, Inc.	296,375
42,123	Travelers (The) Cos., Inc.	2,278,854
6,902	Tri-Continental Corp.	173,654
4,849	Trustmark Corp.	129,032
132,320	U.S. Bancorp	4,545,192
11,522	UnionBanCal Corp.	708,373
8,663	UDR, Inc.	260,237
8,241	Unitrin, Inc.	388,563
40,708	Unum Group	1,012,815
8,667	Valley National Bancorp	219,882
3,865	Ventas, Inc.	162,948
7,064	Vornado Realty Trust	838,002
4,253	W.P. Carey & Co. LLC	145,665
10,133	W.R. Berkley Corp.	329,221
122,097	Wachovia Corp.	6,781,267
8,049	Washington Federal, Inc.	190,842
28,106	Washington Mutual, Inc.	1,179,890
4,186	Webster Financial Corp.	186,068
5,525	Weingarten Realty Investors	264,426
232,933	Wells Fargo & Co.	8,359,965
308	Wesco Financial Corp.	137,060
625	White Mountain Insurance Group Ltd. (Bermuda)	358,125
4,794	Whitney Holding Corp.	147,511
7,603	Willis Group Holdings Ltd. (Bermuda)	311,875
4,808	Wilmington Trust Corp.	194,532
13,732	XL Capital Ltd., Class A (Cayman Islands)	1,070,821
5,804	Zions Bancorp.	474,767
		234,388,701
	Health Care—9.1%
78,841	Abbott Laboratories	4,463,977
3,623	Advanced Medical Optics, Inc.*	146,478
29,973	Aetna, Inc.	1,405,134
7,539	Alcon, Inc. (Switzerland)	1,017,237
2,556	Allergan, Inc.	309,787
28,282	AmerisourceBergen Corp.	1,413,817
39,104	Amgen, Inc.*	2,508,131
7,534	Applera Corp. - Applied Biosystems Group	235,362
4,686	Apria Healthcare Group, Inc.*	148,734
3,572	Barr Pharmaceuticals, Inc.*	172,742
4,553	Bausch & Lomb, Inc.	267,853
26,672	Baxter International, Inc.	1,510,435
3,598	Beckman Coulter, Inc.	225,990
8,879	Becton, Dickinson & Co.	698,689

Number of Shares		Value
	Common Stocks (Continued)
12,748	Biogen Idec, Inc.*	$601,833
5,913	Biomet, Inc.	255,442
47,217	Boston Scientific Corp.*	729,030
193,686	Bristol-Myers Squibb Co.	5,589,778
3,091	C.R. Bard, Inc.	256,955
36,335	Cardinal Health, Inc.	2,541,633
4,067	Charles River Laboratories International, Inc.*	192,613
8,786	CIGNA Corp.	1,367,014
8,350	Community Health Systems, Inc.*	307,280
8,104	Coventry Health Care, Inc.*	468,654
3,392	Dade Behring Holdings, Inc.	166,581
4,754	DaVita, Inc.*	259,616
5,750	DENTSPLY International, Inc.	192,108
68,471	Eli Lilly & Co.	4,048,690
9,540	Express Scripts, Inc.*	911,547
8,984	Forest Laboratories, Inc.*	478,039
11,613	Genentech, Inc.*	928,924
8,481	Genzyme Corp.*	553,894
4,656	Gilead Sciences, Inc.*	380,488
16,003	Health Management Associates, Inc., Class A	171,072
11,413	Health Net, Inc.*	616,987
5,223	Henry Schein, Inc.*	272,275
4,386	Hillenbrand Industries, Inc.	268,204
8,137	Hospira, Inc.*	329,955
11,696	Humana, Inc.*	739,655
6,492	IMS Health, Inc.	190,410
3,393	Invitrogen Corp.*	222,140
146,722	Johnson & Johnson	9,422,487
7,130	Kindred Healthcare, Inc.*	248,980
16,778	King Pharmaceuticals, Inc.*	343,110
4,846	Laboratory Corp. of America Holdings*	382,543
4,654	LifePoint Hospitals, Inc.*	169,918
5,690	Lincare Holdings, Inc.*	224,414
3,753	Magellan Health Services, Inc.*	161,004
4,229	Manor Care, Inc.	274,420
39,692	McKesson Corp.	2,335,080
29,898	Medco Health Solutions, Inc.*	2,332,642
5,561	MedImmune, Inc.*	315,197
34,064	Medtronic, Inc.	1,803,008
247,846	Merck & Co., Inc.	12,749,199
12,324	Mylan Laboratories, Inc.	270,265
7,944	Omnicare, Inc.	263,502
5,648	Owens & Minor, Inc.	199,657
5,491	Patterson Cos., Inc.*	198,005
8,692	PerkinElmer, Inc.	210,346
397,728	Pfizer, Inc.	10,523,884
9,125	Quest Diagnostics, Inc.	446,121
74,564	Schering-Plough Corp.	2,365,916
10,112	St. Jude Medical, Inc.*	432,692
7,537	Stryker Corp.	489,453

See Notes to Financial Statements.
29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
128,764	Tenet Healthcare Corp.*	$955,429
7,432	Thermo Fisher Scientific, Inc.*	386,910
9,371	Triad Hospitals, Inc.*	497,975
45,956	UnitedHealth Group, Inc.	2,438,425
4,421	Universal Health Services, Inc., Class B	268,443
2,999	Varian Medical Systems, Inc.*	126,588
10,961	Watson Pharmaceuticals, Inc.*	299,235
35,151	WellPoint, Inc.*	2,775,874
72,847	Wyeth	4,043,009
6,628	Zimmer Holdings, Inc.*	599,701
		96,118,615
	Industrials—10.7%
45,629	3M Co.	3,776,712
11,633	ACCO Brands Corp.*	276,865
2,578	Acuity Brands, Inc.	152,411
6,446	AGCO Corp.*	268,992
4,538	Alaska Air Group, Inc.*	134,325
3,494	Alexander & Baldwin, Inc.	186,754
2,293	Alliant Techsystems, Inc.*	213,547
60,730	Allied Waste Industries, Inc.*	811,960
2,642	AMERCO*	184,834
9,777	American Standard Cos., Inc.	538,322
20,103	AMR Corp.*	524,487
8,017	Avery Dennison Corp.	498,657
81,537	Avis Budget Group, Inc.	2,293,636
43,313	Boeing Co.	4,028,109
6,000	Briggs & Stratton Corp.	178,020
3,479	Brink's (The) Co.	220,917
9,352	Builders FirstSource, Inc.*	150,848
20,171	Burlington Northern Santa Fe Corp.	1,765,769
4,583	C.H. Robinson Worldwide, Inc.	245,007
3,889	Carlisle Cos., Inc.	160,149
40,619	Caterpillar, Inc.	2,949,752
4,195	ChoicePoint, Inc.*	159,284
8,428	Cintas Corp.	315,797
11,869	Continental Airlines, Inc., Class B*	433,931
5,335	Con-way, Inc.	291,451
11,251	Cooper Industries Ltd., Class A (Bermuda)	559,850
2,888	Corrections Corp. of America*	164,038
4,223	Crane Co.	179,520
28,530	CSX Corp.	1,231,640
6,876	Cummins, Inc.	633,692
8,626	Danaher Corp.	614,085
13,661	Deere & Co.	1,494,513
7,496	Deluxe Corp.	283,724
4,293	Dollar Thrifty Automotive Group*	201,256
12,098	Dover Corp.	582,156
1,761	Dun & Bradstreet (The) Corp.	159,018
10,180	Eaton Corp.	908,158
3,704	EMCOR Group, Inc.*	232,204
49,917	Emerson Electric Co.	2,345,600

Number of Shares		Value
	Common Stocks (Continued)
4,751	Equifax, Inc.	$189,090
4,270	Expeditors International of Washington, Inc.	178,486
15,201	FedEx Corp.	1,602,793
3,979	Flowserve Corp.	242,759
5,900	Fluor Corp.	564,158
5,851	GATX Corp.	286,758
20,706	General Dynamics Corp.	1,625,421
771,451	General Electric Co.	28,435,684
9,354	Goodrich Corp.	531,681
5,661	Harsco Corp.	288,711
3,426	HNI Corp.	143,001
56,809	Honeywell International, Inc.	3,077,912
5,114	Hubbell, Inc., Class B	264,343
20,974	IKON Office Solutions, Inc.	313,771
27,959	Illinois Tool Works, Inc.	1,434,576
21,931	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	979,219
8,860	ITT Corp.	565,357
6,728	Jacobs Engineering Group, Inc.*	339,293
7,149	JB Hunt Transport Services, Inc.	193,452
4,624	Kansas City Southern*	171,782
6,617	Kelly Services, Inc., Class A	189,908
2,828	Kennametal, Inc.	199,544
6,069	L-3 Communications Holdings, Inc.	545,785
8,176	Laidlaw International, Inc.	280,028
5,538	Lennox International, Inc.	187,240
22,252	Lockheed Martin Corp.	2,139,307
7,629	Manpower, Inc.	612,227
41,679	Masco Corp.	1,134,086
2,758	Monster Worldwide, Inc.*	115,974
5,204	Mueller Industries, Inc.	170,691
1,200	NACCO Industries, Inc., Class A	191,256
25,116	Norfolk Southern Corp.	1,337,176
32,063	Northrop Grumman Corp.	2,361,119
2,662	Oshkosh Truck Corp.	148,912
15,332	PACCAR, Inc.	1,287,581
6,687	Pall Corp.	280,520
7,373	Parker Hannifin Corp.	679,348
8,483	Pentair, Inc.	272,644
14,818	PHH Corp.*	451,949
17,522	Pitney Bowes, Inc.	841,056
2,685	Precision Castparts Corp.	279,535
6,178	Quanta Services, Inc.*	169,833
19,850	R.R. Donnelley & Sons Co.	797,970
34,754	Raytheon Co.	1,860,729
11,247	Republic Services, Inc.	314,129
4,566	Robert Half International, Inc.	152,048
7,966	Rockwell Automation, Inc.	474,296
4,657	Rockwell Collins, Inc.	305,825
8,796	Ryder System, Inc.	463,021
1,001	Sequa Corp., Class A*	117,317

See Notes to Financial Statements.
30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
208	Sequa Corp., Class B*	$24,752
6,881	Shaw Group (The), Inc.*	223,151
46,014	Southwest Airlines Co.	660,301
5,393	SPX Corp.	382,256
12,596	Steelcase, Inc., Class A	245,874
7,426	Swift Transportation Co., Inc.*	232,285
6,354	Tecumseh Products Co., Class A*	64,557
1,797	Tecumseh Products Co., Class B*	18,401
3,264	Teleflex, Inc.	234,453
4,298	Terex Corp.*	334,599
9,819	Textron, Inc.	998,298
10,735	Timken (The) Co.	354,040
3,735	Trinity Industries, Inc.	173,304
139,314	Tyco International Ltd. (Bermuda)	4,545,816
19,477	Union Pacific Corp.	2,225,247
63,030	United Parcel Service, Inc., Class B	4,439,203
14,214	United Rentals, Inc.*	476,169
4,440	United Stationers, Inc.*	264,269
52,395	United Technologies Corp.	3,517,276
5,919	URS Corp.*	258,660
3,970	USG Corp.*	183,216
5,709	W.W. Grainger, Inc.	471,678
3,422	Washington Group International, Inc.*	229,000
42,215	Waste Management, Inc.	1,579,263
7,268	Werner Enterprises, Inc.	137,438
3,090	WESCO International, Inc.*	195,195
9,124	YRC Worldwide, Inc.*	363,044
		112,971,036
	Information Technology—9.5%
32,272	Accenture Ltd., Class A (Bermuda)	1,261,835
8,168	Activision, Inc.*	163,360
6,338	Adobe Systems, Inc.*	263,407
38,441	Advanced Micro Devices, Inc.*	531,255
8,963	Affiliated Computer Services, Inc., Class A*	536,973
17,298	Agilent Technologies, Inc.*	594,532
2,569	Alliance Data Systems Corp.*	163,543
8,042	Altera Corp.	181,267
7,991	Amdocs Ltd. (Guernsey)*	293,669
13,221	Amkor Technology, Inc.*	184,962
10,646	Analog Devices, Inc.	411,149
17,143	Andrew Corp.*	187,202
3,321	Anixter International, Inc.*	237,784
10,502	Apple, Inc.*	1,048,100
47,473	Applied Materials, Inc.	912,431
15,997	Arrow Electronics, Inc.*	632,201
31,163	Atmel Corp.*	165,787
24,722	Automatic Data Processing, Inc.	1,106,557
33,450	Avaya, Inc.*	432,174
13,075	Avnet, Inc.*	534,768
13,004	AVX Corp.	216,387
13,755	BEA Systems, Inc.*	162,171

Number of Shares		Value
	Common Stocks (Continued)
6,827	Benchmark Electronics, Inc.*	$144,596
6,415	BMC Software, Inc.*	207,654
7,464	Broadcom Corp., Class A*	242,953
6,185	Broadridge Financial Solutions, Inc.*	123,947
17,722	CA, Inc.	483,102
12,216	Cadence Design System, Inc.*	271,195
4,686	CDW Corp.	337,439
5,933	Ceridian Corp.*	200,298
9,252	Check Point Software Technologies (Israel)*	217,885
3,598	CheckFree Corp.*	121,109
143,105	Cisco Systems, Inc.*	3,826,627
4,699	Citrix Systems, Inc.*	153,187
24,056	Computer Sciences Corp.*	1,336,070
20,219	Compuware Corp.*	199,562
11,116	Convergys Corp.*	280,790
26,639	Corning, Inc.*	631,877
124,076	Dell, Inc.*	3,127,955
5,066	Diebold, Inc.	241,496
3,185	DST Systems, Inc.*	248,589
29,388	eBay, Inc.*	997,429
8,605	Electronic Arts, Inc.*	433,778
64,611	Electronic Data Systems Corp.	1,889,226
94,283	EMC Corp.*	1,431,216
9,566	Fairchild Semiconductor International, Inc.*	168,362
19,814	Fidelity National Information Services, Inc.	1,001,201
47,528	First Data Corp.	1,539,907
8,403	Fiserv, Inc.*	446,788
70,188	Flextronics International Ltd. (Singapore)*	782,596
71,517	Gateway, Inc.*	156,622
1,927	Google, Inc., Class A*	908,349
4,168	Harris Corp.	214,027
7,888	Hewitt Associates, Inc., Class A*	234,668
146,304	Hewlett-Packard Co.	6,165,250
60,123	Ingram Micro, Inc., Class A*	1,179,613
8,994	Insight Enterprises, Inc.*	178,261
314,894	Intel Corp.	6,770,220
90,478	International Business Machines Corp.	9,247,755
4,095	International Rectifier Corp.*	144,472
6,171	Intersil Corp., Class A	183,834
9,306	Intuit, Inc.*	264,756
9,161	Iron Mountain, Inc.*	257,424
16,085	Jabil Circuit, Inc.	374,781
9,601	JDS Uniphase Corp.*	158,224
28,132	Juniper Networks, Inc.*	629,032
5,314	Kla-Tencor Corp.	295,193
3,484	Lam Research Corp.*	187,370
7,387	Lexmark International, Inc., Class A*	402,592
9,086	Linear Technology Corp.	339,998
37,214	LSI Logic Corp.*	316,319

See Notes to Financial Statements.
31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
13,499	Marvell Technology Group Ltd. (Bermuda)*	$217,739
2,919	Mastercard, Inc., Class A	325,994
10,726	Maxim Integrated Products, Inc.	340,229
5,661	McAfee, Inc.*	183,926
1,592	Mettler Toledo International, Inc.*	155,411
4,696	Microchip Technology, Inc.	189,437
61,944	Micron Technology, Inc.*	710,498
582,757	Microsoft Corp.	17,447,744
5,280	Molex, Inc.	157,766
4,486	Molex, Inc., Class A	120,180
4,614	MoneyGram International, Inc.	131,176
148,798	Motorola, Inc.	2,578,669
8,491	National Semiconductor Corp.	223,313
10,529	NCR Corp.*	530,662
4,956	Network Appliance, Inc.*	184,413
22,603	Novell, Inc.*	165,002
6,275	Novellus Systems, Inc.*	203,122
7,444	NVIDIA Corp.*	244,833
128,980	Oracle Corp.*	2,424,824
9,990	Paychex, Inc.	370,629
9,521	Perot Systems Corp., Class A*	170,426
30,260	QUALCOMM, Inc.	1,325,388
7,386	SanDisk Corp.*	320,922
164,964	Sanmina-SCI Corp.*	569,126
22,703	Seagate Technology (Cayman Islands)	502,871
230,032	Solectron Corp.*	770,607
18,156	Spansion, Inc., Class A*	178,292
184,819	Sun Microsystems, Inc.*	964,755
24,223	Symantec Corp.*	426,325
11,354	SYNNEX Corp.*	221,971
6,842	Synopsys, Inc.*	189,250
22,972	Tech Data Corp.*	816,425
26,749	Tellabs, Inc.*	284,074
8,567	Teradyne, Inc.*	149,494
51,711	Texas Instruments, Inc.	1,777,307
5,184	Total System Services, Inc.	161,015
42,712	Unisys Corp.*	334,862
17,274	UTStarcom, Inc.*	123,336
9,856	VeriSign, Inc.*	269,562
23,559	Vishay Intertechnology, Inc.*	392,257
10,259	Western Digital Corp.*	181,379
17,988	Western Union (The) Co.	378,647
71,495	Xerox Corp.*	1,322,658
9,602	Xilinx, Inc.	283,067
25,275	Yahoo!, Inc.*	708,711
		99,645,402
	Materials—3.7%
12,682	Air Products & Chemicals, Inc.	970,173
3,493	Airgas, Inc.	155,613
7,780	AK Steel Holding Corp.*	237,446
3,763	Albemarle Corp.	159,739

Number of Shares		Value
	Common Stocks (Continued)
76,883	Alcoa, Inc.	$2,728,578
1,788	Allegheny Technologies, Inc.	195,929
8,391	Ashland, Inc.	503,041
6,960	Ball Corp.	352,802
9,154	Bemis Co., Inc.	304,096
10,771	Bowater, Inc.	235,777
4,658	Cabot Corp.	211,007
16,453	Celanese Corp., Series A	545,746
21,265	Chemtura Corp.	234,553
7,632	Commercial Metals Co.	255,901
19,769	Crown Holdings, Inc.*	477,817
2,815	Cytec Industries, Inc.	154,544
96,093	Dow Chemical (The) Co.	4,286,708
73,531	E.I. du Pont de Nemours & Co.	3,615,519
9,743	Eastman Chemical Co.	659,601
9,826	Ecolab, Inc.	422,420
3,010	FMC Corp.	231,559
15,495	Freeport-McMoRan Copper & Gold, Inc.	1,040,644
32,446	Graphic Packaging Corp.*	166,448
2,094	Greif, Inc., Class A	116,426
626	Greif, Inc., Class B	31,801
8,510	Hercules, Inc.*	160,328
27,193	Huntsman Corp.	532,983
5,493	International Flavors & Fragrances, Inc.	267,344
65,740	International Paper Co.	2,479,713
13,812	Louisiana-Pacific Corp.	272,235
5,683	Lubrizol Corp.	340,639
20,874	Lyondell Chemical Co.	649,599
1,712	Martin Marietta Materials, Inc.	249,644
23,444	MeadWestvaco Corp.	782,092
15,836	Monsanto Co.	934,166
10,123	Mosaic (The) Co.*	298,629
11,776	Nalco Holding Co.	313,006
18,509	Newmont Mining Corp.	771,825
12,870	Nucor Corp.	816,730
9,230	Olin Corp.	158,202
24,058	Owens-Illinois, Inc.*	723,905
7,579	Packaging Corporation of America	187,656
9,646	Pactiv Corp.*	333,559
16,202	PPG Industries, Inc.	1,192,143
14,078	Praxair, Inc.	908,735
3,637	Reliance Steel & Aluminum Co.	216,038
6,758	Rockwood Holdings, Inc.*	207,471
16,539	Rohm & Haas Co.	846,301
10,468	RPM International, Inc.	222,654
3,289	Scotts Miracle-Gro (The) Co., Class A	147,906
12,250	Sealed Air Corp.	403,025
5,220	Sigma-Aldrich Corp.	219,658
2,793	Silgan Holdings, Inc.	160,262
50,152	Smurfit-Stone Container Corp.*	604,332
9,056	Sonoco Products Co.	386,148
9,417	Southern Copper Corp.	756,185

See Notes to Financial Statements.
32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
3,856	Steel Dynamics, Inc.	$170,859
7,444	Temple-Inland, Inc.	440,983
2,746	Titanium Metals Corp.*	94,819
7,237	United States Steel Corp.	734,845
6,415	Valhi, Inc.	107,644
7,955	Valspar (The) Corp.	215,103
3,754	Vulcan Materials Co.	464,257
21,218	Weyerhaeuser Co.	1,680,890
10,551	Worthington Industries, Inc.	234,760
		38,981,161
	Telecommunication Services—3.9%
32,762	ALLTEL Corp.	2,053,850
10,728	American Tower Corp., Class A*	407,664
333,662	AT&T, Inc.	12,919,394
11,046	CenturyTel, Inc.	508,668
32,420	Cincinnati Bell, Inc.*	164,369
42,827	Citizens Communications Co.	666,816
5,674	Crown Castle International Corp.*	194,845
23,237	Embarq Corp.	1,395,149
21,949	Level 3 Communications, Inc.*	122,036
2,107	NII Holdings, Inc.*	161,712
129,463	Qwest Communications International, Inc.*	1,149,631
255,317	Sprint Nextel Corp.	5,114,001
4,257	Telephone & Data Systems, Inc.	242,436
4,778	Telephone & Data Systems, Inc., Special Shares	252,278
6,006	U.S. Cellular Corp.*	435,435
400,902	Verizon Communications, Inc.	15,306,439
		41,094,723
	Utilities—6.6%
45,097	AES (The) Corp.*	991,683
6,915	AGL Resources, Inc.	301,079
8,815	Allegheny Energy, Inc.*	471,250
4,715	ALLETE, Inc.	228,253
12,681	Alliant Energy Corp.	555,428
25,259	Ameren Corp.	1,327,866
58,843	American Electric Power Co., Inc.	2,955,095
6,394	Aqua America, Inc.	141,371
105,286	Aquila, Inc.*	434,831
10,075	Atmos Energy Corp.	319,579
7,926	Avista Corp.	186,974
4,331	Black Hills Corp.	172,417
68,013	CenterPoint Energy, Inc.	1,280,685
5,801	Cleco Corp.	162,776
34,595	CMS Energy Corp.	640,699
33,621	Consolidated Edison, Inc.	1,723,412
13,129	Constellation Energy Group, Inc.	1,170,056
31,966	Dominion Resources, Inc.	2,915,299
11,400	DPL, Inc.	357,390
26,982	DTE Energy Co.	1,365,019

Number of Shares		Value
	Common Stocks (Continued)
120,114	Duke Energy Corp.	$2,464,739
10,745	Duquesne Light Holdings, Inc.	214,255
73,232	Dynegy, Inc., Class A*	689,113
31,636	Edison International	1,656,145
3,342	Energen Corp.	187,319
25,252	Energy East Corp.	611,603
16,099	Entergy Corp.	1,821,441
5,034	Equitable Resources, Inc.	261,818
42,656	Exelon Corp.	3,216,690
31,686	FirstEnergy Corp.	2,168,590
29,953	FPL Group, Inc.	1,928,075
11,591	Great Plains Energy, Inc.	378,330
11,389	Hawaiian Electric Industries, Inc.	299,758
6,579	IDACORP, Inc.	226,647
6,091	Integrys Energy Group, Inc.	341,705
25,340	KeySpan Corp.	1,049,329
13,474	MDU Resources Group, Inc.	408,262
23,988	Mirant Corp.*	1,076,342
7,820	National Fuel Gas Co.	367,618
3,318	New Jersey Resources Corp.	178,177
6,249	Nicor, Inc.	320,199
45,663	NiSource, Inc.	1,122,853
19,206	Northeast Utilities	617,857
4,018	NorthWestern Corp.	141,193
4,960	NRG Energy, Inc.*	391,642
13,275	NSTAR	476,573
10,895	OGE Energy Corp.	418,804
11,376	ONEOK, Inc.	550,712
27,410	Pepco Holdings, Inc.	809,143
35,382	PG&E Corp.	1,790,329
7,872	Piedmont Natural Gas Co., Inc.	207,742
13,797	Pinnacle West Capital Corp.	666,257
7,754	PNM Resources, Inc.	252,393
7,753	Portland General Electric Co.	224,682
25,442	PPL Corp.	1,109,526
37,144	Progress Energy, Inc.	1,877,629
23,161	Public Service Enterprise Group, Inc.	2,002,268
16,549	Puget Energy, Inc.	427,295
3,838	Questar Corp.	372,785
339,263	Reliant Energy, Inc.*	7,555,388
14,231	SCANA Corp.	619,475
19,018	Sempra Energy	1,207,263
16,633	Sierra Pacific Resources*	303,719
82,370	Southern (The) Co.	3,112,763
7,964	Southern Union Co.	242,583
4,520	Southwest Gas, Corp.	171,263
30,633	TECO Energy, Inc.	549,862
24,320	TXU Corp.	1,594,906
11,200	UGI Corp.	317,632
4,167	UIL Holdings Corp.	142,303
4,091	Unisource Energy Corp.	157,135
10,557	Vectren Corp.	306,892

See Notes to Financial Statements.
33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
11,318	Westar Energy, Inc.	$308,076
7,542	WGL Holdings, Inc.	255,221
11,357	Wisconsin Energy Corp.	554,108
62,964	Xcel Energy, Inc.	1,516,803
		69,942,392
	Total Common Stocks (Cost $989,381,932)	1,053,749,375
	Money Market Fund—0.1%
1,207,457	Liquid Assets Portfolio Private Class** (Cost $1,207,457)	1,207,457
	Total Investments (Cost $990,589,389)—100.0%	1,054,956,832
	Other assets less liabilities—0.0%	231,778
	Net Assets—100.0%	$1,055,188,610

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$1,028,102,266	97.4%
Bermuda	13,557,859	1.3
Cayman Islands	4,854,010	0.5
Netherlands	3,033,453	0.3
Panama	2,001,312	0.2
Switzerland	1,017,237	0.1
Singapore	782,596	0.1
Liberia	718,662	0.1
Marshall Islands	377,883	0.0
Guernsey	293,669	0.0
Israel	217,885	0.0
Total investments	1,054,956,832	100.0
Other assets less liabilities	231,778	0.0
Net Assets	$1,055,188,610	100.0%

See Notes to Financial Statements.
34

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Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

April 30, 2007

	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares Dynamic MagniQuant Portfolio	PowerShares FTSE RAFI US 1000 Portfolio
ASSETS:
Unaffiliated investments at value	$972,579,568	$159,839,788	$81,069,258	$1,053,749,375
Affiliated investments at value	681,728	—	—	1,207,457
Cash	—	—	227,624	409,362
Receivables:
Dividends	446,657	6,106	35,817	835,072
Due from Adviser	88,696	27,034	14,228	55,594
Capital stock sold	—	—	—	6,149,020
Investments sold	—	—	—	9,140,858
Other assets	7,158	8,956	17,886	—
Total Assets	973,803,807	159,881,884	81,364,813	1,071,546,738
LIABILITIES:
Due to custodian	1,925	116,420	—	—
Payables:
Investments purchased	—	—	—	15,604,153
Accrued advisory fees	392,847	64,907	31,424	406,780
Accrued expenses	304,423	101,612	64,386	347,195
Total Liabilities	699,195	282,939	95,810	16,358,128
NET ASSETS	$973,104,612	$159,598,945	$81,269,003	$1,055,188,610
NET ASSETS CONSIST OF:
Paid-in capital	$1,005,435,550	$187,973,752	$78,651,326	$990,335,583
Undistributed net investment income	2,394,598	—	196,534	1,674,587
Accumulated net realized loss on investments	(106,686,774)	(39,085,472)	(894,209)	(1,189,003)
Net unrealized appreciation on investments	71,961,238	10,710,665	3,315,352	64,367,443
Net Assets	$973,104,612	$159,598,945	$81,269,003	$1,055,188,610
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,250,000	2,900,000	2,900,000	17,300,000
Net asset value	$53.32	$55.03	$28.02	$60.99
Unaffiliated investments at cost	$900,618,330	$149,129,123	$77,753,906	$989,381,932
Affiliated investments at cost	$681,728	$—	$—	$1,207,457

See Notes to Financial Statements.
36

Statements of Operations

	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares Dynamic MagniQuant Portfolio	PowerShares FTSE RAFI US 1000 Portfolio
	Year Ended April 30, 2007	Year Ended April 30, 2007	For the period October 12, 2006* through April 30, 2007	Year Ended April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$13,497,548	$822,619	$499,195	$9,472,639
Affiliated dividend income	20,181	—	—	20,677
Foreign withholding tax	—	—	—	(861)
Total Income	13,517,729	822,619	499,195	9,492,455
EXPENSES:
Advisory fees	4,602,483	906,029	146,255	2,258,401
Printing	415,758	88,746	17,273	222,010
Licensing	276,149	54,362	14,626	451,680
Administration fees	138,075	59,998	6,891	77,815
Accounting	92,050	54,998	5,375	57,855
Custodian & transfer agent fees	56,128	19,762	5,049	32,590
Legal	37,091	8,972	2,500	4,197
Trustees	34,942	6,494	1,187	18,740
Audit	16,500	16,500	16,500	16,500
Listing fee and expenses	12,151	10,523	10,000	5,186
Registration & filings	—	—	1,913	22,385
Offering costs	—	—	5,104	9,948
Other expenses	39,077	19,845	12,236	32,073
Total Expenses	5,720,404	1,246,229	244,909	3,209,380
Less fees waived:
Advisory	(206,366)	(158,385)	(49,137)	(62,357)
Net Expenses	5,514,038	1,087,844	195,772	3,147,023
Net Investment Income (Loss)	8,003,691	(265,225)	303,423	6,345,432
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(59,168,002)	(20,320,844)	(894,209)	(1,185,394)
In-kind redemptions	125,856,245	27,485,411	2,366,191	21,836,853
Net realized gain	66,688,243	7,164,567	1,471,982	20,651,459
Net change in unrealized appreciation/ depreciation on investments	29,944,772	(5,390,297)	3,315,352	61,838,256
Net realized and unrealized gain on investments	96,633,015	1,774,270	4,787,334	82,489,715
Net increase in net assets resulting from operations	$104,636,706	$1,509,045	$5,090,757	$88,835,147

*  Commencement of Investment Operations.

See Notes to Financial Statements.
37

Statements of Changes in Net Assets

	PowerShares Dynamic Market Portfolio		PowerShares Dynamic OTC Portfolio
	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2007	For the year ended April 30, 2006
OPERATIONS:
Net investment income (loss)	$8,003,691	$4,507,218	$(265,225)	$(68,374)
Net realized gain on investments	66,688,243	50,752,159	7,164,567	16,160,854
Net change in unrealized appreciation/depreciation of investments	29,944,772	45,428,370	(5,390,297)	15,104,755
Net increase in net assets resulting from operations	104,636,706	100,687,747	1,509,045	31,197,235
Undistributed net investment income included in the price of units issued and redeemed	4,323	—	91,702	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,116,430)	(4,155,736)	—	(51,000)
Tax return of capital	—	—	—	(107,644)
Total distributions	(6,116,430)	(4,155,736)	—	(158,644)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,426,914,403	1,422,241,078	259,930,591	365,564,123
Value of shares repurchased	(1,471,486,113)	(883,237,374)	(324,280,921)	(239,909,539)
Net income equalization	(4,323)	—	(91,702)	—
Net increase (decrease) in net assets resulting from shares transactions	(44,576,033)	539,003,704	(64,442,032)	125,654,584
Increase (decrease) in Net Assets	53,948,566	635,535,715	(62,841,285)	156,693,175
NET ASSETS:
Beginning of period	919,156,046	283,620,331	222,440,230	65,747,055
End of period	$973,104,612	$919,156,046	$159,598,945	$222,440,230
Undistributed net investment income (loss) at end of period	$2,394,598	$507,337	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	29,700,000	31,600,000	5,150,000	7,500,000
Shares repurchased	(30,650,000)	(19,652,228)	(6,400,000)	(4,901,424)
Shares outstanding, beginning of period	19,200,000	7,252,228	4,150,000	1,551,424
Shares outstanding, end of period	18,250,000	19,200,000	2,900,000	4,150,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
38

	PowerShares Dynamic MagniQuant Portfolio	PowerShares FTSE RAFI US 1000 Portfolio
	For the period October 12, 2006* through April 30, 2007	For the year ended April 30, 2007	For the period December 19, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$303,423	$6,345,432	$323,389
Net realized gain on investments	1,471,982	20,651,459	918,416
Net change in unrealized appreciation/depreciation of investments	3,315,352	61,838,256	2,529,187
Net increase in net assets resulting from operations	5,090,757	88,835,147	3,770,992
Undistributed net investment income included in the price of units issued and redeemed	34,154	2,687,242	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(106,889)	(4,798,111)	(194,752)
Tax return of capital	—	—	—
Total distributions	(106,889)	(4,798,111)	(194,752)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	118,994,387	1,023,566,925	121,737,639
Value of shares repurchased	(42,709,252)	(157,298,357)	(20,430,873)
Net income equalization	(34,154)	(2,687,242)	—
Net increase (decrease) in net assets resulting from shares transactions	76,250,981	863,581,326	101,306,766
Increase (decrease) in Net Assets	81,269,003	950,305,604	104,883,006
NET ASSETS:
Beginning of period	—	104,883,006	—
End of period	$81,269,003	$1,055,188,610	$104,883,006
Undistributed net investment income (loss) at end of period	$196,534	$1,674,587	$129,021
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,500,000	18,000,000	2,400,000
Shares repurchased	(1,600,000)	(2,700,000)	(400,000)
Shares outstanding, beginning of period	—	2,000,000	—
Shares outstanding, end of period	2,900,000	17,300,000	2,000,000

39

Financial Highlights

PowerShares Dynamic Market Portfolio

	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2005	For the year May 1, 2003* through April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$47.87	$39.11	$35.05	$26.99	†
Net investment income**	0.42	0.34	0.26	0.15	†
Net realized and unrealized gain on investments	5.35	8.75	4.02	8.09	†
Total from operations .	5.77	9.09	4.28	8.24	†
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—	—	—
Distributions to shareholders from:
Net investment income	(0.32)	(0.33)	(0.22)	(0.18	)†
Net asset value at end of period	$53.32	$47.87	$39.11	$35.05	†
TOTAL RETURN***	12.12%	23.30%	12.23%	30.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted) .	$973,105	$919,156	$283,620	$85,946
Ratio to average net assets of:
Expenses, net of waivers	0.60%	0.60%	0.60%	0.60%
Expenses, prior to waivers	0.62%	0.63%	0.70%	1.26%
Net investment income, net of waivers	0.87%	0.76%	0.68%	0.46%
Portfolio turnover rate ††	114%	103%	94%	58%

PowerShares Dynamic OTC Portfolio

	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2005	For the year May 1, 2003* through April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.60	$42.38	$36.59	$28.57	†
Net investment loss**	(0.07)	(0.02)	(0.03)	(0.04	)†
Net realized and unrealized gain on investments	1.47	11.30	5.82	8.06	†
Total from operations	1.40	11.28	5.79	8.02	†
Undistributed net investment income included in price of units issued and redeemed**	0.03	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.02)	—	—
Tax return of capital	—	(0.04)	—	—
Total distributions	—	(0.06)	—	—
Net asset value at end of period	$55.03	$53.60	$42.38	$36.59	†
TOTAL RETURN***	2.67%	26.63%	15.81%	28.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$159,599	$222,440	$65,747	$34,817
Ratio to average net assets of:
Expenses, net of waivers	0.60%	0.60%	0.60%	0.60%
Expenses, prior to waivers	0.69%	0.69%	1.06%	1.66%
Net investment loss, net of waivers	(0.15)%	(0.04)%	(0.06)%	(0.10)%
Portfolio turnover rate ††	107%	77%	112%	79%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Per share amounts have been adjusted for 4 for 1 stock split (See Note 9).

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
40

Financial Highlights (Continued)

PowerShares Dynamic MagniQuant Portfolio

	For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.37
Net investment income**	0.15
Net realized and unrealized gain on investments	2.53
Total from operations	2.68
Undistributed net investment income included in price of units issued and redeemed**	0.02
Distributions to shareholders from:
Net investment income	(0.05)
Net asset value at end of period	$28.02
TOTAL RETURN***	10.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$81,269
Ratio to average net assets of:
Expenses, net of waivers	0.67	%†
Expenses, prior to waivers	0.84	%†
Net investment income, net of waivers	1.04	%†
Portfolio turnover rate ††	23%

PowerShares FTSE RAFI US 1000 Portfolio

	For the year ended April 30, 2007		For the period December 19, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$52.44		$49.64
Net investment income**	0.78		0.24
Net realized and unrealized gain on investments	8.05		2.68
Total from operations	8.83		2.92
Undistributed net investment income included in price of units issued and redeemed**	0.33		—
Distributions to shareholders from:
Net investment income	(0.61)		(0.12)
Net asset value at end of period	$60.99		$52.44
TOTAL RETURN***	17.60%		5.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,055,189		$104,883
Ratio to average net assets of:
Expenses, net of waivers	0.70%		0.76	%†
Expenses, prior to waivers	0.71	%†††	1.00	%†
Net investment income, net of waivers	1.40%		1.38	%†
Portfolio turnover rate ††	8%		2%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers include amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended, April 30, 2007.

See Notes to Financial Statements.
41

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

Dynamic MagniQuant Portfolio commenced investment operations on October 12, 2006. Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the FTSE RAFI US 1000 Portfolio. The shares of FTSE RAFI US 1000 are traded on the New York Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

Beginning May 1, 2006 (or since inception, if later), all Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, for the Dynamic MagniQuant Portfolio and the FTSE RAFI 1000 Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees,

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until April 30, 2008.

For the period ended April 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dynamic Market Portfolio	$206,366	$—
Dynamic OTC Portfolio	158,385	—
Dynamic MagniQuant Portfolio	49,137	—
FTSE RAFI US 1000 Portfolio	62,357	—

Except for the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in each Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to the Dynamic Market Portfolio and Dynamic OTC Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to reimbursement.

During the period ended April 30, 2007, details of expense waivers and reimbursements to the Adviser under the Expense Agreement was as follows:

	Gross Waivers	Gross Reimbursements	Net Waivers
FTSE RAFI US 1000 Portfolio	$(138,397)	$76,040	$(62,357)

The net amounts of waivers are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at April 30, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic MagniQuant Portfolio	$49,137	$49,137	$49,137
FTSE RAFI US 1000 Portfolio	118,831	118,831	118,831

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
Dynamic Market Portfolio	American Stock Exchange

Dynamic OTC Portfolio	American Stock Exchange

Dynamic MagniQuant Portfolio	American Stock Exchange

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the licensing fees which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 5. Federal Income Tax

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Market Portfolio	$2,394,598	$(93,407,517)	$71,875,919	$78,965,448	$(7,089,529)	$(19,137,000)
Dynamic OTC Portfolio	—	(33,418,433)	10,671,603	13,830,354	(3,158,751)	(22,746,830)
Dynamic MagniQuant Portfolio	196,534	—	3,315,352	4,405,525	(1,090,173)	3,511,886
FTSE RAFI US 1000 Portfolio	1,674,587	(44,432)	63,239,109	69,936,942	(6,697,833)	64,869,264

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Market Portfolio	$901,385,377
Dynamic OTC Portfolio	149,168,185
Dynamic MagniQuant Portfolio	77,753,906
FTSE RAFI US 1000 Portfolio	991,717,723

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Market Portfolio	$6,116,430
Dynamic MagniQuant Portfolio	106,889
FTSE RAFI US 1000 Portfolio	4,798,111

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Market Portfolio	$4,155,736
Dynamic OTC Portfolio	51,000
FTSE RAFI US 1000 Portfolio	194,752
Distributions paid from Return of Capital
Dynamic OTC Portfolio	$107,644

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
Dynamic Market Portfolio	$225,469	$8,920,879	$5,021,729	$13,686,812	$65,552,628	$93,407,517
Dynamic OTC Portfolio	252,044	651,452	5,297,385	5,449,844	21,767,708	33,418,433
FTSE RAFI US 1000 Portfolio	—	—	—	—	44,432	44,432

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Market Portfolio	$13,193,938
Dynamic OTC Portfolio	5,627,977
Dynamic MagniQuant Portfolio	894,209
FTSE RAFI US 1000 Portfolio	16,237

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Dynamic Market Portfolio	$(4,323)	$(125,622,091)	$125,626,414
Dynamic OTC Portfolio	173,523	(27,351,891)	27,178,368
Dynamic MagniQuant Portfolio	(34,154)	(2,366,191)	2,400,345
FTSE RAFI US 1000 Portfolio	(2,688,997)	(21,760,737)	24,449,734

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 6. Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Market Portfolio	$1,048,035,645	$1,053,064,043
Dynamic OTC Portfolio	194,086,392	196,895,072
Dynamic MagniQuant Portfolio	12,759,491	12,940,641
FTSE RAFI US 1000 Portfolio	37,061,432	45,751,002

For the period ended April 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Market Portfolio	$1,419,715,581	$1,456,545,525
Dynamic OTC Portfolio	257,955,251	319,533,596
Dynamic MagniQuant Portfolio	119,189,148	42,726,074
FTSE RAFI US 1000 Portfolio	1,019,719,754	144,293,340

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Transaction fees at scheduled amounts ranging from $500 to $5,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Stock Split

On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for Dynamic Market Portfolio and Dynamic OTC Portfolio based on the shares outstanding at the close of business on July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for Dynamic Market Portfolio and 601,068 shares were issued for Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

Note 10. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 11. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. On December 22, 2006, the Securities and Exchange Commission delayed the effective date of FIN 48, which will result in adoption for the Funds as of October 31, 2007. At this time, management is currently assessing the impact of FIN 48, if any, on the Funds' financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 25, 2007

50

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Market Portfolio	100%	100%
Dynamic OTC Portfolio	0%	0%
Dynamic MagniQuant Portfolio	100%	100%
FTSE RAFI US 1000 Portfolio	100%	100%

51

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); Interim CFO, Priority Health (July 2006-February 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989- Present)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Marc Kole was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

52

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	79	None

Donald H. Wilson (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Donald Wilson was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

53

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002- Present); Manager, Nuveen Investments (April 1998- August 2002)	79	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

54

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

55

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited)

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Divided AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

56

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of a consultant to the Adviser on correlation and tracking error. The Trustees concluded that Funds are correlated to their underlying index and that the tracking error was within a reasonable range.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2008. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

57

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted the Adviser's statement that its costs of managing the Funds generally exceeded the amount payable as management fees under the Investment Advisory Agreement, and that most of the Funds were operating in a cash loss position. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

58

PowerShares        Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (EFT). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Annual Report.
59

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

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60

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fun

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  Wilderhill Clean Energy

PUW  -  Wilderhill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

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61

PowerShares Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

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62

PowerShares Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

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63

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Annual Report.
64

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs area not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.
65

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-2

2007 Annual Report to Shareholders

30 April 2007

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	30

Frequency Distribution of Discounts & Premiums	32

Fees and Expenses	34

Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio	37

PowerShares Dynamic Large Cap Value Portfolio	38

PowerShares Dynamic Mid Cap Growth Portfolio	39

PowerShares Dynamic Mid Cap Value Portfolio	41

PowerShares Dynamic Small Cap Growth Portfolio	43

PowerShares Dynamic Small Cap Value Portfolio	45

PowerShares Dynamic Large Cap Portfolio	47

PowerShares Dynamic Mid Cap Portfolio	49

PowerShares Dynamic Small Cap Portfolio	51

PowerShares Dynamic Aggressive Growth Portfolio	54

PowerShares Dynamic Deep Value Portfolio	56

PowerShares Zacks Micro Cap Portfolio	58

PowerShares Zacks Small Cap Portfolio	63

Statements of Assets and Liabilities	66

Statements of Operations	68

Statements of Changes in Net Assets	70

Financial Highlights	74

Notes to Financial Statements	81

Report of Independent Registered Public Accounting Firm	92

Supplemental Information (Unaudited)	93

Information about Advisory Agreement (Unaudited)	98

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC.

Let me share with you the exciting events that have taken place at PowerShares as I look back over the past 12 months and at what the future may hold.

PowerShares has experienced significant growth over the past 12 months. We now have 70 exchange-traded funds ("ETFs") in the market, an increase of 33 funds from the 37 funds at the beginning of the fiscal year. PowerShares now offers more U.S. based equity ETFs than any other ETF sponsor. Assets under management increased almost 75%, from $6 billion to over $10 billion at April 30, 2007. This phenomenal growth demonstrates the continued strong demand for our original listings as well as the excellent reception of our new funds.

Of the new funds offered, 10 were FTSE RAFI funds, which were the first PowerShares Exchange-Traded Funds to be listed on the NASDAQ stock exchange, making PowerShares the only ETF sponsor to list ETFs on all three major U.S. exchanges: the American Stock Exchange, the NASDAQ, and the New York Stock Exchange.

PowerShares continues to be recognized as an innovator in the ETF marketplace. In 2007, our FTSE RAFI US 1000 Fund was awarded the most innovative new ETF at the Third Annual Global ETF Awards program.

Drawing on our increased resources as a member of the INVESCO family, we plan to introduce several PowerShares ETFs for international and global investing. These new funds will help to fulfill our goal of providing investors with the opportunity to invest in intelligent ETFs in marketplaces around the globe.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

The Market Environment

Although spikes of volatility marked the beginning and end of the reporting period, the U.S. equity marketplace provided strong results, with the S&P 500® Index posting double digit returns of 15.24%. At the beginning of the reporting period, enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by the end of summer 2006, energy prices had cooled and investors surmised the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Stocks resumed their upward path until late February of 2007, when Chinese regulators threatened to clamp down on local trading practices, causing global markets to retreat sharply. Global concerns, coupled with a slowing housing market domestically and the Fed's insistence that inflation posed a greater risk than a recession, amplified volatility. However, a strong job market, sustained earnings and indications that inflation would remain contained were enough to resume the rally by the end of the reporting period.

The telecom and utilities sectors posted the best results, while technology and industrial sectors lagged. Bond prices recovered moderately during the reporting period as the Fed ended its two year hike on rates in June of 2006 and a retracting housing market eased inflation concerns. With a few bumps along the way, commodity prices continued their upward march.

Manager's Analysis

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio is based on the Dynamic Large Cap Growth IntellidexSM Index and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Growth Portfolio posted a return of 6.92% over the reporting period. During this time, growth stocks trailed value stocks. The Fund behaved accordingly and underperformed the general market. Financials stock Goldman Sachs contributed significantly to the Fund's performance. Information stock Qualcomm and energy stock Peabody hurt the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets)

Information Technology	29.4
Health Care	23.4
Consumer Discretionary	21.8
Industrials	9.9
Financials	7.1
Energy	5.5
Utilities	2.9
Money Market Fund	0.1
Other	(0.1)

Style Allocation (%)

Large-Cap Growth	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Schlumberger Ltd. (Netherlands)	3.8
Apple, Inc.	3.7
Oracle Corp.	3.7
3M Co.	3.6
Dell, Inc.	3.5
Microsoft Corp.	3.4
Medtronic, Inc.	3.4
Boeing Co.	3.4
Google, Inc., Class A	3.3
UnitedHealth Group, Inc.	3.3
Total	35.1

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Large Cap Growth IntellidexSM Index	7.65	8.67	19.66
Dow Jones US Large Cap Growth Index	9.48	6.90	15.49
Russell 1000® Growth Index	12.25	10.40	23.80

Fund

NAV Return	6.92	7.92	17.89
Share Price Return	7.01	7.85	17.73

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.80%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.68%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Large Cap Growth Index and the Russell 1000® Growth Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 108 and 671, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

The PowerShares Dynamic Large Cap Value Portfolio is based on the Dynamic Large Cap Value IntellidexSM Index and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Value Portfolio performed very well over the reporting period posting a 20.85% return. The Fund was the best performing PowerShares style fund over this period. Financials was the most heavily weighted sector in the Fund with Morgan Stanley, JP Morgan, and Merrill Lynch making significant contributions to performance. The Fund also benefited from good stock selection within industrials and information technology. In particular, allocations to technology stock IBM and industrials stock Paccar boosted the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	40.4
Health Care	10.5
Consumer Staples	9.0
Energy	8.5
Industrials	7.4
Telecommunication Services	6.6
Utilities	6.0
Information Technology	4.8
Materials	4.1
Consumer Discretionary	2.7
Other	0.0

Style Allocation (%)

Large-Cap Value	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Merck & Co., Inc.	3.9
Chevron Corp.	3.5
Altria Group, Inc.	3.5
Exxon Mobil Corp.	3.4
AT&T, Inc.	3.4
International Business Machines Corp.	3.4
Morgan Stanley	3.4
Pfizer, Inc.	3.3
JPMorgan Chase & Co.	3.3
American International Group, Inc.	3.3
Total	34.4

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Large Cap Value IntellidexSM Index	21.62	18.63	44.60
Dow Jones US Large Cap Value Index	15.93	11.04	25.37
Russell 1000® Value Index	18.15	14.76	34.60

Fund

NAV Return	20.85	17.82	42.49
Share Price Return	20.85	17.77	42.35

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.94%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.67%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Large Cap Value Index and the Russell 1000® Value Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 130 and 597, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio is based on the Dynamic Mid Cap Growth IntellidexSM Index and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Growth Portfolio performed the best of the three PowerShares growth funds, posting a solid 12.91% return for the reporting period. The highest contributing sector was consumer discretionary with Coach, Starwood Hotels, and Polo Ralph Lauren making solid contributions. Industries aerospace and defense and textiles contributed significantly to the Fund's performance while oil and gas and commercial services lagged.

Sector Breakdown (% of the Fund's

Net Assets)

Consumer Discretionary	23.4
Information Technology	22.7
Health Care	14.6
Financials	12.4
Industrials	10.1
Materials	7.4
Energy	4.7
Utilities	3.5
Telecommunication Services	0.6
Consumer Staples	0.5
Other	0.1

Style Allocation (%)

Mid-Cap Growth	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Express Scripts, Inc.	3.8
CBOT Holdings, Inc., Class A	3.6
Allegheny Energy, Inc.	3.5
ENSCO International, Inc.	3.4
Precision Castparts Corp.	3.3
Polo Ralph Lauren Corp.	3.3
Humana, Inc.	3.3
T. Rowe Price Group, Inc.	3.2
Biomet, Inc.	3.2
Allegheny Technologies, Inc.	3.2
Total	33.8

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Mid Cap Growth IntellidexSM Index	13.55	18.24	43.58
Dow Jones US Mid Cap Growth Index	10.89	15.64	36.85
Russell Mid Cap Growth Index	11.13	14.61	34.23

Fund

NAV Return	12.91	17.39	41.35
Share Price Return	12.89	17.31	41.14

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.90%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.73%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Mid Cap Growth Index and the Russell Mid Cap Growth Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 210 and 528, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio is based on the Dynamic Mid Cap Value IntellidexSM Index and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Value Portfolio posted solid results during the fiscal year, returning 19.14%, making it the second best performing PowerShares style fund. Financial and industrial stocks contributed most to Fund performance with large allocations and strong returns. Health care was a lower weighted sector, however, it made significant contributions to performance due to the strong performance from CIGNA. Energy stocks lagged being the only sector with negative contribution.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	29.3
Consumer Discretionary	19.0
Industrials	18.7
Information Technology	9.0
Consumer Staples	8.9
Materials	7.5
Health Care	3.9
Utilities	2.4
Telecommunication Services	0.6
Money Market Fund	0.2
Other	0.5

Style Allocation (%)

Mid-Cap Value	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
CNA Financial Corp.	3.5
VF Corp.	3.4
United States Steel Corp.	3.4
CIGNA Corp.	3.4
XL Capital Ltd., Class A (Cayman Islands)	3.3
Eaton Corp.	3.3
Mattel, Inc.	3.3
Parker Hannifin Corp.	3.3
ITT Corp.	3.3
NCR Corp.	3.3
Total	33.5

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Mid Cap Value IntellidexSM Index	20.04	17.18	40.83
Dow Jones US Mid Cap Value Index	13.82	12.73	29.52
Russell Mid Cap Value Index	19.66	18.21	43.51

Fund

NAV Return	19.14	16.15	38.16
Share Price Return	19.17	16.10	38.02

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.13%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.82%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Mid Cap Value Index and the Russell Mid Cap Value Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 229 and 470, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio is based on the Dynamic Small Cap Growth IntellidexSM Index and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Growth Portfolio posted the weakest results of the six original PowerShares style funds during the fiscal year, returning 0.43%. Consumer discretionary and materials stocks led performance in the Fund. Consumer staples, information technology, and industrials lagged.

Sector Breakdown (% of the Fund's

Net Assets)

Consumer Discretionary	26.6
Information Technology	25.5
Health Care	18.3
Industrials	13.1
Financials	10.8
Telecommunication Services	2.3
Materials	1.8
Energy	0.9
Consumer Staples	0.8
Other	(0.1)

Style Allocation (%)

Small-Cap Growth	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
International Securities Exchange Holdings, Inc.	3.1
WebEx Communications, Inc.	2.8
CommScope, Inc.	2.8
DeVry, Inc.	2.7
TeleTech Holdings, Inc.	2.7
GFI Group, Inc.	2.6
Cohen & Steers, Inc.	2.6
Aeropostale, Inc.	2.5
West Pharmaceutical Services, Inc.	2.5
Valeant Pharmaceuticals International	2.4
Total	26.7

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Small Cap Growth IntellidexSM Index	0.84	10.55	24.18
Dow Jones US Small Cap Growth Index	7.48	12.08	27.91
Russell 2000® Growth Index	4.53	12.03	27.80

Fund

NAV Return	0.43	10.08	23.03
Share Price Return	0.38	9.99	22.83

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.90%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.84%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Small Cap Growth Index and the Russell 2000® Growth Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 305 and 1,274 widely held stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

The PowerShares Dynamic Small Cap Value Portfolio is based on the Dynamic Small Cap Value IntellidexSM Index and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Value Portfolio posted a 10.64% return over the reporting period. Small cap stocks underperformed during the period but value outperformed growth. The Fund was in the middle of the pack for the six original PowerShares style funds. The Fund had balanced contributions from various sectors with energy, materials, consumer staples, and industrials leading the way. No sector contributed negatively to the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	45.2
Consumer Discretionary	13.9
Industrials	12.9
Energy	12.1
Information Technology	7.1
Materials	4.1
Health Care	3.4
Utilities	0.8
Consumer Staples	0.5
Other	0.0

Style Allocation (%)

Small-Cap Value	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Global Industries, Ltd.	3.5
Western Refining, Inc.	3.2
Deluxe Corp.	2.6
Commerce Group (The), Inc.	2.5
Perot Systems Corp., Class A	2.4
Delphi Financial Group, Inc., Class A	2.4
ProAssurance Corp.	2.4
Phoenix (The) Cos., Inc.	2.4
IKON Office Solutions, Inc.	2.4
Ohio Casualty Corp.	2.3
Total	26.1

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Small Cap Value IntellidexSM Index	11.49	12.09	27.95
Dow Jones US Small Cap Value Index	10.02	13.30	30.93
Russell 2000® Value Index	11.22	14.48	33.89

Fund

NAV Return	10.64	11.23	25.83
Share Price Return	10.71	11.16	25.67

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.06%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.80%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Small Cap Value Index and the Russell 2000® Value Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 373 and 1,281, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

The PowerShares Dynamic Large Cap Portfolio is based on the Dynamic Large Cap IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Large Cap Portfolio posted a 7.55% return since its inception on December 1, 2006 through April 30, 2007. Good stock selection within the financial and health care sectors boosted the Fund's performance. In particular large brokerage houses such as JP Morgan, Morgan Stanley, and Goldman Sachs helped the Fund's performance. No sector contributed negatively to the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	31.8
Health Care	14.1
Consumer Staples	11.8
Industrials	11.6
Information Technology	11.1
Consumer Discretionary	8.5
Utilities	4.5
Energy	3.6
Materials	3.5
Money Market Fund	0.4
Other	(0.9)

Style Allocation (%)

Large-Cap Value	61.7
Large-Cap Growth	38.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Merck & Co., Inc.	2.0
Schlumberger Ltd. (Netherlands)	1.9
Apple, Inc.	1.9
Oracle Corp.	1.8
Coca-Cola (The) Co.	1.8
Wyeth	1.8
Altria Group, Inc.	1.8
Exxon Mobil Corp.	1.7
General Electric Co.	1.7
International Business Machines Corp.	1.7
Total	18.1

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Large Cap IntellidexSM Index	7.08
S&P 100® Index	5.82
Russell Top 200® Index	6.46

Fund

NAV Return	7.55
Share Price Return	7.53

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 1.45%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 100® Index and the Russell Top 200® Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 100 and 200, respectively, widely held stocks.

Managers' Analysis

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

The PowerShares Dynamic Mid Cap Portfolio is based on the Dynamic Mid Cap IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Mid Cap Portfolio posted an 11.04% return since its inception on December 1, 2006 through April 30, 2007. Since the Fund's inception mid cap stocks have performed very well. Good stock selection within financials and health care has driven much of the Fund's performance. Consumer discretionary, industrials, and materials also made contributions to the Fund's performance. No sector contributed negatively to the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	25.3
Consumer Discretionary	18.7
Industrials	14.3
Information Technology	13.2
Health Care	10.9
Consumer Staples	6.2
Materials	4.6
Utilities	4.2
Energy	2.6
Telecommunications	0.3
Money Market Fund	0.5
Other	(0.8)

Style Allocation (%)

Mid-Cap Value	70.7
Mid-Cap Growth	29.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Express Scripts, Inc.	1.9
PPL Corp.	1.8
Unum Group	1.8
Allegheny Energy, Inc.	1.8
CNA Financial Corp.	1.8
ENSCO International, Inc.	1.8
VF Corp.	1.7
United States Steel Corp.	1.7
Estee Lauder (The) Cos., Inc., Class A	1.7
CIGNA Corp.	1.7
Total	17.7

Managers' Analysis (Continued)

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Mid Cap IntellidexSM Index	10.78
S&P Mid Cap 400® Index	8.47
Russell Mid Cap Index	8.60

Fund

NAV Return	11.04
Share Price Return	11.15

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 1.55%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Mid Cap 400® Index and the Russell Mid Cap Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 400 and 765, respectively, widely held stocks.

Manager's Analysis

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

The PowerShares Dynamic Small Cap Portfolio is based on the Dynamic Small Cap IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Small Cap Portfolio posted a 6.01% return since its inception on December 1, 2006 through April 30, 2007. Since the Fund's inception small cap stocks have lagged the overall market. The Fund benefited from good stock selection within the energy sector. Global Industries and Western Refining in particular made large contributions to the Fund's performance. Since inception, the Fund outperformed relative to other small cap indices, such as the S&P Small Cap 600® Index, which returned 5.96% and the Russell 2000® Index, which returned 4.78%.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	24.3
Consumer Discretionary	21.9
Industrials	19.1
Information Technology	16.4
Health Care	9.6
Energy	5.5
Telecommunication Services	1.1
Materials	1.1
Consumer Staples	0.9
Utilities	0.4
Money Market Fund	0.4
Other	(0.7)

Style Allocation (%)

Small-Cap Value	67.5
Small-Cap Growth	32.5

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Global Industries, Ltd.	1.8
Western Refining, Inc.	1.6
WebEx Communications, Inc.	1.4
CommScope, Inc.	1.4
Deluxe Corp.	1.3
DeVry, Inc.	1.3
TeleTech Holdings, Inc.	1.3
Cohen & Steers, Inc.	1.3
Wabtec Corp.	1.3
Commerce Group (The), Inc	1.3
Total	14.0

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Small Cap IntellidexSM Index	6.12
S&P Small Cap 600® Index	5.96
Russell 2000® Index	4.78

Fund

NAV Return	6.01
Share Price Return	6.03

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 1.55%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and the Russell 2000® Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 600 and 2,000, respectively, widely held stocks.

Manager's Analysis

PowerShares Dynamic Aggressive Growth Portfolio (ticker: PGZ)

The PowerShares Dynamic Aggressive Growth Portfolio is based on the Dynamic Aggressive Growth IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Aggressive Growth Portfolio posted a 6.11% return since its inception on December 20, 2006 through April 30, 2007. Industrials, information technology, and health care all made significant contributions to the Fund's performance. The consumer staples sector was the only sector making a slightly negative contribution to performance.

Sector Breakdown (% of the Fund's

Net Assets)

Information Technology	28.3
Health Care	24.9
Industrials	19.0
Consumer Discretionary	16.1
Financials	5.2
Energy	2.2
Materials	2.0
Utilities	1.1
Telecommunications	1.0
Consumer Staples	0.6
Money Market Fund	0.1
Other	(0.5)

Style Allocation (%)

Mid-Cap Growth	53.1
Small-Cap Growth	35.9
Large-Cap Growth	11.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Schering-Plough Corp.	1.3
WebEx Communications, Inc.	1.2
ITT Educational Services, Inc.	1.2
Harman International Industries, Inc.	1.2
Foster Wheeler Ltd. (Bermuda)	1.2
Middleby (The) Corp.	1.2
Brocade Communications Systems, Inc.	1.2
CBOT Holdings, Inc., Class A	1.1
Cytyc Corp.	1.1
Perini Corp.	1.1
Total	11.8

Manager's Analysis (Continued)

PowerShares Dynamic Aggressive Growth Portfolio (ticker: PGZ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Aggressive Growth IntellidexSM Index	6.39
Russell 3000® Growth Index	5.32
S&P 500® Pure Growth Index	5.44

Fund

NAV Return	6.11
Share Price Return	6.11

Fund Inception: 20 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.75% while the Fund's gross annualized total operating expense ratio was 1.76%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Growth Index and the S&P 500® Pure Growth Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 3,000 and 151, respectively, widely held stocks.

Manager's Analysis

PowerShares Dynamic Deep Value Portfolio (ticker: PVM)

The PowerShares Dynamic Deep Value Portfolio is based on the Dynamic Deep Value IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Deep Value Portfolio posted a 5.59% return since its inception on December 20, 2006 through April 30, 2007. While value stocks have done very well over the past year, they have pulled back slightly since the Fund's inception. Financials have the largest weighting in the Fund and have lagged the overall market. Materials, industrials, and consumer staples all posted solid returns and contributed positively to the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	46.5
Consumer Staples	9.3
Industrials	9.2
Materials	9.2
Information Technology	7.7
Utilities	7.3
Health Care	5.3
Consumer Discretionary	4.9
Energy	1.1
Money Market Fund	0.7
Other	(1.2)

Style Allocation (%)

Mid-Cap Value	39.9
Large-Cap Value	34.0
Small-Cap Value	26.1

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Cummins, Inc.	1.3
Merck & Co., Inc.	1.2
GAMCO Investors, Inc., Class A	1.2
Energen Corp.	1.2
Cleveland-Cliffs, Inc.	1.2
Dean Foods Co.	1.1
Universal Corp.	1.1
Sonoco Products Co.	1.1
Northwest Natural Gas Co.	1.1
Edison International	1.1
Total	11.6

Manager's Analysis (Continued)

PowerShares Dynamic Deep Value Portfolio (ticker: PVM)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Deep Value IntellidexSM Index	5.82
Russell 3000® Value Index	4.80
S&P 500® Pure Value Index	6.76

Fund

NAV Return	5.59
Share Price Return	5.61

Fund Inception: 20 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 1.55%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Value Index and the S&P 500® Pure Value Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 1,878 and 142, respectively, widely held stocks.

Manager's Analysis

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

The PowerShares Zacks Micro Cap Portfolio seeks to replicate, before fees and expenses, the Zacks Micro Cap Index, and is designed to identify a group of micro cap stocks with the greatest potential to outperform passive benchmark micro cap indices and other actively managed U.S. micro cap strategies. Due to their low correlation to large, medium and small sized companies, micro caps may complement existing blended portfolios by improving risk adjusted performance.

The PowerShares Zacks Micro Cap Portfolio returned 4.99% over the past year, performing in-line with the comparable Russell Micro Cap Index which returned 5.15% over the same period.

The consumer discretionary, consumer staples and financials sectors provided significant contributions to the Fund's performance. Performance lagged in the technology and industrials sectors.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	25.0
Information Technology	20.9
Consumer Discretionary	18.9
Industrials	14.3
Health Care	7.4
Materials	4.3
Energy	4.0
Consumer Staples	3.0
Telecommunication Services	1.3
Utilities	0.7
Rights	0.0
Money Market Fund	0.1
Other	0.1

Style Allocation (%)

Small-Cap Value	58.3
Small-Cap Growth	41.7

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Twin Disc, Inc.	0.4
Jinpan International Ltd.
(British Virgin Islands)	0.4
AZZ, Inc.	0.3
Libbey, Inc.	0.3
NexCen Brands, Inc.	0.3
T-3 Energy Services, Inc.	0.3
Globecomm Systems, Inc.	0.3
K2, Inc.	0.3
Ampco-Pittsburgh Corp.	0.3
Echelon Corp.	0.3
Total	3.2

Manager's Analysis (Continued)

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†		Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Zacks Micro Cap Index	5.03	13.54	24.08
Russell Micro Cap Index	5.15	13.71	24.40
S&P 500® Index	15.24	14.29	25.48

Fund

NAV Return	4.99	13.55	24.10
Share Price Return	4.65	13.23	23.49

Fund Inception: 18 August 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.82%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 0.78%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Micro Cap Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 1,000 and 500 common stocks, respectively.

† Average annualized.

Manager's Analysis (Continued)

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

The PowerShares Zacks Small Cap Portfolio is based on the Zacks Small Cap Index. The index is designed to identify a group of small cap stocks with the greatest potential to outperform passive benchmark small cap indices and other actively managed U.S. small cap strategies. The portfolio is rebalanced and reconstituted quarterly.

For the year ending April 30, 2007 the Small Cap Portfolio returned 3.03%, lagging the broader market as most small caps did. The Fund was underweight in many sectors which performed well, especially the telecommunications, energy and utilities sectors. The portfolio's higher weighted sectors, specifically technology and health care, dragged the Fund down additionally by their negative performance.

Sector Breakdown (% of the Fund's

Net Assets)

Information Technology	19.5
Consumer Discretionary	19.0
Health Care	16.3
Financials	12.1
Industrials	11.0
Energy	8.5
Materials	6.0
Consumer Staples	3.6
Utilities	2.1
Telecommunication Services	1.6
Money Market Fund	0.0
Other	0.3

Style Allocation (%)

Small-Cap Growth	50.6
Small-Cap Value	49.4

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Echelon Corp.	0.7
USEC, Inc.	0.6
Dendrite International, Inc.	0.6
Covansys Corp.	0.6
CommScope, Inc.	0.6
TeleTech Holdings, Inc.	0.6
Sinclair Broadcast Group, Inc., Class A	0.5
Dril-Quip, Inc.	0.5
Nuance Communications, Inc.	0.5
PharmaNet Development Group, Inc.	0.5
Total	5.7

Manager's Analysis (Continued)

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.† 1 Year	Fund Inception Cumulative
Zacks Small Cap Index	2.77	8.24
Russell 2000® Index	7.83	12.87
S&P Small Cap Index	5.29	11.62

Fund

NAV Return	3.03	8.51
Share Price Return	2.94	8.32

Fund Inception: 16 February 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.17%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 0.89%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Index and the S&P Small Cap Index are unmanaged indices based on the average performance of approximately 2,000 and 600 common stocks, respectively.

† Average annualized.

Funds' Distribution History

	Ex-Dividend	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06
	Record	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06
	Payable	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06
Fund	Ticker
PowerShares Dynamic Large Cap Growth Portfolio	PWB	—	—	—	—	—	0.01906	—
PowerShares Dynamic Large Cap Value Portfolio	PWV	—	0.06823	—	—	—	0.11068	—
PowerShares Dynamic Mid Cap Growth Portfolio	PWJ	—	—	—	—	—	0.09682	—
PowerShares Dynamic Mid Cap Value Portfolio	PWP	—	0.03230	—	—	—	0.11224	—
PowerShares Dynamic Small Cap Growth Portfolio	PWT	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	PWY	—	0.03120	—	—	—	0.05147	—
PowerShares Dynamic Large Cap Portfolio	PJF	—	0.05700	—	—	—	0.01958	—
PowerShares Dynamic Mid Cap Portfolio	PJG	—	0.02010	—	—	—	0.04345	—
PowerShares Dynamic Small Cap Portfolio	PJM	—	—	—	—	—	0.00194	—
PowerShares Dynamic Aggressive Growth Portfolio	PGZ	—	—	—	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	PVM	—	0.07260	—	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	PZI	—	—	—	—	—	0.02151	—
PowerShares Zacks Small Cap Portfolio	PZJ	—	0.01358	—	—	—	0.01065	—

	Ex-Dividend	12/30/05	12/16/05	9/16/05	6/17/05	4/1/05	3/18/05
	Record	1/4/06	12/20/05	9/20/05	6/21/05	4/5/05	3/22/05
	Payable	1/31/06	12/30/05	9/30/05	6/30/05	4/29/05	4/29/05
Fund	Ticker
PowerShares Dynamic Large Cap Growth Portfolio	PWB	—	0.00241	—	—	—	—
PowerShares Dynamic Large Cap Value Portfolio	PWV	—	0.07647	0.05490	0.06233	—	0.01222
PowerShares Dynamic Mid Cap Growth Portfolio	PWJ	—	—	—	—	—	—
PowerShares Dynamic Mid Cap Value Portfolio	PWP	—	0.12251	0.04806	0.04852	—	0.02010
PowerShares Dynamic Small Cap Growth Portfolio	PWT	—	—	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	PWY	—	0.02879	0.02835	0.03471	—	—
PowerShares Dynamic Large Cap Portfolio	PJF	—	—	—	—	—	—
PowerShares Dynamic Mid Cap Portfolio	PJG	—	—	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	PJM	—	—	—	—	—	—
PowerShares Dynamic Aggressive Growth Portfolio	PGZ	—	—	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	PVM	—	—	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	PZI	—	0.01012	—	—	—	—
PowerShares Zacks Small Cap Portfolio	PZJ	—	—	—	—	—	—

	10/13/06	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	10/17/06	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	10/31/06	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund
PowerShares Dynamic Large Cap Growth Portfolio	—	—	—	—	0.00120	—	—	—
PowerShares Dynamic Large Cap Value Portfolio	—	0.05101	—	—	0.05675	—	—	0.04783
PowerShares Dynamic Mid Cap Growth Portfolio	—	—	—	—	0.01708	—	—	—
PowerShares Dynamic Mid Cap Value Portfolio	—	0.03813	—	—	0.05155	—	—	0.03356
PowerShares Dynamic Small Cap Growth Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	—	0.02539	—	—	0.02139	—	—	0.01644
PowerShares Dynamic Large Cap Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Mid Cap Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Aggressive Growth Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	—	—	—	—	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	—	—	—	—	—	—	—	—
PowerShares Zacks Small Cap Portfolio	—	0.01385	—	—	0.01784	—	—	—

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PWB	PowerShares Dynamic Large Cap Growth Portfolio	3/3/05	543	344	18	1	0	0	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	3/3/05	543	380	10	5	0	0	0
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	3/3/05	543	297	5	3	0	0	0
PWP	PowerShares Dynamic Mid Cap Value Portfolio	3/3/05	543	296	4	2	0	0	0
PWT	PowerShares Dynamic Small Cap Growth Portfolio	3/3/05	543	277	16	2	0	0	0
PWY	PowerShares Dynamic Small Cap Value Portfolio	3/3/05	543	286	15	3	0	0	0
PJF	PowerShares Dynamic Large Cap Portfolio	12/1/06	101	28	0	1	0	0	0
PJG	PowerShares Dynamic Mid Cap Portfolio	12/1/06	101	44	6	0	0	0	0
PJM	PowerShares Dynamic Small Cap Portfolio	12/1/06	101	22	1	0	0	0	0
PGZ	PowerShares Dynamic Aggressive Growth Portfolio	12/20/06	88	19	4	0	0	0	0
PVM	PowerShares Dynamic Deep Value Portfolio	12/20/06	88	35	0	0	0	0	0
PZI	PowerShares Zacks Micro Cap Portfolio	8/18/05	426	175	16	5	0	0	0
PZJ	PowerShares Zacks Small Cap Portfolio	2/16/06	300	156	4	0	0	0	0

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PWB	176	3	1	0	0	0
PWV	139	6	3	0	0	0
PWJ	233	4	1	0	0	0
PWP	239	2	0	0	0	0
PWT	232	13	3	0	0	0
PWY	229	7	3	0	0	0
PJF	72	0	0	0	0	0
PJG	50	1	0	0	0	0
PJM	77	1	0	0	0	0
PGZ	58	7	0	0	0	0
PVM	53	0	0	0	0	0
PZI	222	7	1	0	0	0
PZJ	138	2	0	0	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio Actual	$1,000.00	$1,072.38	0.63%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Large Cap Value Portfolio Actual	$1,000.00	$1,098.80	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Mid Cap Growth Portfolio Actual	$1,000.00	$1,123.25	0.63%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$1,136.84	0.63%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$1,044.97	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$1,080.33	0.63%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
	Beginning Account Value December 1, 2006 (Commencement of Investment Operations)	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (2) December 1, 2006 (Commencement of Investment Operations) to April 30, 2007
PowerShares Large Cap Portfolio Actual	$1,000.00	$1,075.52	0.88%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	0.88%	$4.41
PowerShares Mid Cap Portfolio Actual	$1,000.00	$1,110.40	0.89%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46
PowerShares Small Cap Portfolio Actual	$1,000.00	$1,060.07	0.89%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46
	Beginning Account Value December 20, 2006 (Commencement of Investment Operations)	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (3) December 20, 2006 (Commencement of Investment Operations) to April 30, 2007
PowerShares Dynamic Aggressive Growth Portfolio Actual	$1,000.00	$1,061.14	0.87%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	0.87%	$4.36
PowerShares Dynamic Deep Value Portfolio Actual	$1,000.00	$1,055.91	0.90%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$1,071.38	0.70%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Zacks Small Cap Portfolio Actual	$1,000.00	$1,062.31	0.70%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2006 (commencement of investment operations) to April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 151 and then dividing the result by 365.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 20, 2006 (commencement of investment operations) to April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 132 and then dividing the result by 365.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—21.8%
78,792	Coach, Inc.*	$3,847,413
172,084	DIRECTV Group (The), Inc.*	4,102,483
90,181	International Game Technology	3,439,503
46,846	J.C. Penney Co., Inc.	3,705,050
54,233	Kohl's Corp.*	4,015,411
79,556	Marriott International, Inc., Class A	3,596,727
58,960	McGraw-Hill (The) Cos., Inc.	3,863,649
389,112	News Corp., Class A	8,712,218
67,626	Nordstrom, Inc.	3,714,020
144,805	Staples, Inc.	3,591,164
145,593	Target Corp.	8,643,856
261,438	Walt Disney (The) Co.	9,145,102
		60,376,596
	Energy—5.5%
60,241	Baker Hughes, Inc.	4,842,774
142,256	Schlumberger Ltd. (Netherlands)	10,502,760
		15,345,534
	Financials—7.1%
204,746	Charles Schwab (The) Corp.	3,914,744
7,224	Chicago Mercantile Exchange Holdings, Inc., Class A	3,733,002
31,816	Franklin Resources, Inc.	4,177,759
58,391	Moody's Corp.	3,860,813
56,881	State Street Corp.	3,917,394
		19,603,712
	Health Care—23.4%
138,711	Amgen, Inc.*	8,896,924
79,046	Baxter International, Inc.	4,476,375
50,751	Becton, Dickinson & Co.	3,993,596
83,952	Biogen Idec, Inc.*	3,963,374
54,352	Cardinal Health, Inc.	3,801,922
72,351	Forest Laboratories, Inc.*	3,849,797
68,605	McKesson Corp.	4,036,032
178,908	Medtronic, Inc.	9,469,601
165,291	Schering-Plough Corp.	5,244,683
61,395	Stryker Corp.	3,986,991
173,240	UnitedHealth Group, Inc.	9,192,114
46,043	Zimmer Holdings, Inc.*	4,165,971
		65,077,380
	Industrials—9.9%
120,548	3M Co.	9,977,758
101,761	Boeing Co.	9,463,773
53,156	Danaher Corp.	3,784,176
37,901	Union Pacific Corp.	4,330,189
		27,555,896

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—29.4%
96,904	Adobe Systems, Inc.*	$4,027,330
103,141	Apple, Inc.*	10,293,473
205,173	Applied Materials, Inc.	3,943,425
85,657	Automatic Data Processing, Inc.	3,834,007
333,946	Cisco Systems, Inc.*	8,929,716
182,196	Corning, Inc.*	4,321,689
379,783	Dell, Inc.*	9,574,329
19,523	Google, Inc., Class A*	9,202,752
317,889	Microsoft Corp.	9,517,597
546,193	Oracle Corp.*	10,268,428
92,903	Paychex, Inc.	3,446,701
122,237	Texas Instruments, Inc.	4,201,286
		81,560,733
	Utilities—2.9%
176,717	AES (The) Corp.*	3,886,007
65,599	TXU Corp.	4,301,982
		8,187,989
	Total Common Stocks (Cost $257,181,909)	277,707,840
	Money Market Fund—0.1%
157,501	Liquid Assets Portfolio Private Class** (Cost $157,501)	157,501
	Total Investments (Cost $257,339,410)—100.1%	277,865,341
	Liabilities in excess of other assets—(0.1%)	(267,792)
	Net Assets—100.0%	$277,597,549

*  Non-income producing security.

**  Affiliated investments.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$267,362,581	96.3%
Netherlands	10,502,760	3.8
Total investments	277,865,341	100.1
Liabilities in excess of other assets	(267,792)	(0.1)
Net Assets	$277,597,549	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—2.7%
204,893	Gap (The), Inc.	$3,677,829
88,221	McDonald's Corp.	4,259,310
		7,937,139
	Consumer Staples—9.0%
147,883	Altria Group, Inc.	10,192,096
96,917	Campbell Soup Co.	3,789,455
70,983	General Mills, Inc.	4,251,882
85,975	H.J. Heinz Co.	4,050,282
63,831	Reynolds American, Inc.	4,101,780
		26,385,495
	Energy—8.5%
133,259	Chevron Corp.	10,366,218
125,906	Exxon Mobil Corp.	9,994,418
43,836	Marathon Oil Corp.	4,451,546
		24,812,182
	Financials—40.4%
70,481	ACE Ltd. (Cayman Islands)	4,190,800
137,678	American International Group, Inc.	9,625,069
64,807	Ameriprise Financial, Inc.	3,854,072
179,170	Bank of America Corp.	9,119,753
76,555	Chubb (The) Corp.	4,120,956
176,135	Citigroup, Inc.	9,444,359
112,155	Genworth Financial, Inc., Class A	4,092,536
42,072	Hartford Financial Services Group (The), Inc.	4,257,686
185,597	JPMorgan Chase & Co.	9,669,604
103,862	KeyCorp	3,705,796
57,598	Lincoln National Corp.	4,098,098
92,059	Loews Corp.	4,356,232
62,200	MetLife, Inc.	4,086,540
116,966	Morgan Stanley	9,826,313
53,759	PNC Financial Services Group, Inc.	3,983,542
174,353	Progressive (The) Corp.	4,022,324
43,906	Prudential Financial, Inc.	4,171,070
46,658	SunTrust Banks, Inc.	3,938,868
76,585	Travelers Cos. (The), Inc.	4,143,249
111,049	U.S. Bancorp	3,814,533
265,814	Wells Fargo & Co.	9,540,064
		118,061,464
	Health Care—10.5%
147,638	Johnson & Johnson	9,481,312
220,559	Merck & Co., Inc.	11,345,556
369,668	Pfizer, Inc.	9,781,415
		30,608,283

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—7.4%
85,113	Honeywell International, Inc.	$4,611,422
39,751	Lockheed Martin Corp.	3,821,661
54,544	Northrop Grumman Corp.	4,016,620
55,433	PACCAR, Inc.	4,655,264
117,210	Waste Management, Inc.	4,384,826
		21,489,793
	Information Technology—4.8%
96,908	International Business Machines Corp.	9,904,967
227,010	Xerox Corp.*	4,199,685
		14,104,652
	Materials—4.1%
76,600	E.I. du Pont de Nemours & Co.	3,766,422
109,174	International Paper Co.	4,118,043
63,019	Nucor Corp.	3,999,186
		11,883,651
	Telecommunication Services—6.6%
255,968	AT&T, Inc.	9,911,080
246,575	Verizon Communications, Inc.	9,414,234
		19,325,314
	Utilities—6.0%
203,863	Duke Energy Corp.	4,183,269
86,412	Edison International	4,523,668
63,907	FirstEnergy Corp.	4,373,795
84,972	PG&E Corp.	4,299,583
		17,380,315
	Total Investments (Cost $270,452,046)—100.0%	291,988,288
	Other assets less liabilities—0.0%	141,610
	Net Assets—100.0%	$292,129,898

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$287,797,488	98.6%
Cayman Islands	4,190,800	1.4
Total investments	291,988,288	100.0
Other assets less liabilities	141,610	0.0
Net Assets	$292,129,898	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—23.4%
13,258	Abercrombie & Fitch Co., Class A	$1,082,648
33,250	American Eagle Outfitters, Inc.	979,878
139,619	Bed Bath & Beyond, Inc.*	5,688,078
48,326	Burger King Holdings, Inc.	1,134,211
208,693	Clear Channel Outdoor Holdings, Inc., Class A*	5,958,185
103,384	Garmin Ltd. (Cayman Islands)	6,015,915
10,239	Harman International Industries, Inc.	1,248,032
12,859	ITT Educational Services, Inc.*	1,250,023
23,587	Men's Wearhouse (The), Inc.	1,020,610
18,868	Phillips-Van Heusen	1,054,721
67,895	Polo Ralph Lauren Corp.	6,253,808
30,990	Ross Stores, Inc.	1,027,319
87,664	Starwood Hotels & Resorts Worldwide, Inc.	5,875,241
208,767	TJX Cos. (The), Inc.	5,822,512
		44,411,181
	Consumer Staples—0.5%
20,329	NBTY, Inc.*	1,004,456
	Energy—4.7%
116,179	ENSCO International, Inc.	6,550,172
15,652	FMC Technologies, Inc.*	1,109,414
23,300	Grant Prideco, Inc.*	1,200,882
		8,860,468
	Financials—12.4%
37,403	Brown & Brown, Inc.	963,127
164,324	CB Richard Ellis Group, Inc., Class A*	5,562,367
36,576	CBOT Holdings, Inc., Class A*	6,900,795
29,145	Eaton Vance Corp.	1,113,922
23,295	First Marblehead (The) Corp.	844,444
9,672	Jones Lang LaSalle, Inc.	1,039,643
16,637	SEI Investments Co.	1,015,356
122,625	T. Rowe Price Group, Inc.	6,092,010
		23,531,664
	Health Care—14.6%
32,444	Applera Corp. - Applied Biosystems Group	1,013,551
140,210	Biomet, Inc.	6,057,071
32,464	DENTSPLY International, Inc.	1,084,622
20,451	Edwards Lifesciences Corp.*	1,002,099
75,589	Express Scripts, Inc.*	7,222,528
97,661	Humana, Inc.*	6,176,081
21,250	Mentor Corp.	826,838
18,778	Techne Corp.*	1,107,339
27,288	VCA Antech, Inc.*	1,075,966
18,871	Waters Corp.*	1,121,504
13,084	WellCare Health Plans, Inc.*	1,054,440
		27,742,039

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—10.1%
17,891	Acuity Brands, Inc.	$1,057,716
35,245	Copart, Inc.*	1,021,400
26,620	Herman Miller, Inc.	915,994
22,709	Jacobs Engineering Group, Inc.*	1,145,215
16,650	Manitowoc Co. (The), Inc.	1,136,030
20,647	McDermott International, Inc. (Panama)*	1,107,918
60,520	Precision Castparts Corp.	6,300,738
25,448	Robert Half International, Inc.	847,418
86,820	Rockwell Collins, Inc.	5,701,469
		19,233,898
	Information Technology—22.7%
16,797	Alliance Data Systems Corp.*	1,069,297
31,175	Amphenol Corp., Class A	1,094,554
184,851	Atmel Corp.*	983,407
139,950	Autodesk, Inc.*	5,775,737
88,481	BEA Systems, Inc.*	1,043,191
33,043	BMC Software, Inc.*	1,069,602
125,876	Brocade Communications Systems, Inc.*	1,229,809
62,836	Cognizant Technology Solutions Corp., Class A*	5,617,538
31,374	Dolby Laboratories, Inc.*	1,111,267
16,903	Factset Research Systems, Inc.	1,039,704
47,542	Gartner, Inc.*	1,199,485
33,409	McAfee, Inc.*	1,085,458
108,381	MEMC Electronic Materials, Inc.*	5,947,949
11,760	Mettler Toledo International, Inc.*	1,148,011
34,633	MoneyGram International, Inc.	984,616
32,805	Novellus Systems, Inc.*	1,061,898
182,038	NVIDIA Corp.*	5,987,229
31,247	Polycom, Inc.*	1,040,525
58,002	QLogic Corp.*	1,037,076
40,098	Synopsys, Inc.*	1,109,111
32,971	Total System Services, Inc.	1,024,079
21,443	Varian Semiconductor Equipment Associates, Inc.*	1,422,958
		43,082,501
	Materials—7.4%
55,130	Allegheny Technologies, Inc.	6,041,145
135,543	Ecolab, Inc.	5,826,994
17,014	Greif, Inc., Class A	945,978
43,602	Nalco Holding Co.	1,158,941
		13,973,058
	Telecommunication Services—0.6%
18,922	Telephone & Data Systems, Inc.	1,077,608

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Utilities—3.5%
124,084	Allegheny Energy, Inc.*	$6,633,530
	Total Investments (Cost $171,435,629)—99.9%	189,550,403
	Other assets less liabilities—0.1%	243,656
	Net Assets—100.0%	$189,794,059

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$182,426,570	96.1%
Cayman Islands	6,015,915	3.2
Panama	1,107,918	0.6
Total investments	189,550,403	99.9
Other assets less liabilities	243,656	0.1
Net Assets	$189,794,059	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.3%
	Consumer Discretionary—19.0%
10,493	Autoliv, Inc.	$610,168
7,804	BorgWarner, Inc.	608,010
67,745	Genuine Parts Co.	3,347,280
22,509	Hanesbrands, Inc.*	598,514
20,789	Hasbro, Inc.	657,140
11,290	International Speedway Corp., Class A	557,726
127,189	Mattel, Inc.	3,599,449
107,914	Newell Rubbermaid, Inc.	3,309,722
18,679	Payless ShoeSource, Inc.*	595,860
48,939	Sherwin-Williams (The) Co.	3,120,840
42,570	VF Corp.	3,738,073
		20,742,782
	Consumer Staples—8.9%
134,164	ConAgra Foods, Inc.	3,297,751
19,557	Dean Foods Co.	712,461
6,962	Energizer Holdings, Inc.*	676,567
12,052	J.M. Smucker (The) Co.	672,743
8,364	Loews Corp. - Carolina Group	640,097
15,482	McCormick & Co., Inc.	574,692
56,794	UST, Inc.	3,219,084
		9,793,395
	Financials—29.3%
9,000	A.G. Edwards, Inc.	652,050
38,279	AMBAC Financial Group, Inc.	3,514,012
16,790	American Financial Group, Inc.	592,183
11,290	Assurant, Inc.	649,514
11,441	Bank of Hawaii Corp.	605,229
81,553	CNA Financial Corp.*	3,806,079
54,368	Comerica, Inc.	3,365,923
10,869	Erie Indemnity Co., Class A	571,166
6,160	Everest Re Group, Ltd. (Bermuda)	619,942
16,358	Federated Investors, Inc., Class B	624,221
27,583	M&T Bank Corp.	3,071,091
62,355	Nationwide Financial Services, Inc., Class A	3,562,341
15,575	Odyssey Re Holdings Corp.	652,593
26,620	Old Republic International Corp.	566,207
8,599	PartnerRe Ltd. (Bermuda)	619,300
12,812	PMI Group (The), Inc.	620,998
13,437	Protective Life Corp.	630,195
10,379	Reinsurance Group of America, Inc.	646,716
8,928	Safeco Corp.	595,855
22,328	TCF Financial Corp.	604,642
9,367	Torchmark Corp.	639,766
12,766	Unitrin, Inc.	601,917
17,959	W.R. Berkley Corp.	583,488
46,985	XL Capital Ltd., Class A (Cayman Islands)	3,663,890
		32,059,318

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—3.9%
23,804	CIGNA Corp.	$3,703,664
10,117	Hillenbrand Industries, Inc.	618,655
		4,322,319
	Industrials—18.7%
8,969	Avery Dennison Corp.	557,872
8,426	Cummins, Inc.	776,540
40,756	Eaton Corp.	3,635,843
56,187	ITT Corp.	3,585,292
9,269	Kennametal, Inc.	654,021
39,020	Parker Hannifin Corp.	3,595,303
71,402	Pitney Bowes, Inc.	3,427,296
88,920	R.R. Donnelley & Sons Co.	3,574,584
8,911	Teleflex, Inc.	640,077
		20,446,828
	Information Technology—9.0%
46,944	Avaya, Inc.*	606,516
118,232	Electronic Data Systems Corp.	3,457,104
15,180	Fair Isaac Corp.	542,078
30,061	Ingram Micro, Inc., Class A*	589,797
9,590	Lexmark International, Inc., Class A*	522,655
71,062	NCR Corp.*	3,581,525
30,240	Western Digital Corp.*	534,643
		9,834,318
	Materials—7.5%
17,745	Bemis Co., Inc.	589,489
20,564	Celanese Corp., Series A	682,108
10,335	Cleveland-Cliffs, Inc.	716,112
7,926	FMC Corp.	609,747
28,989	Hercules, Inc.*	546,153
14,348	Sigma-Aldrich Corp.	603,764
16,120	Sonoco Products Co.	687,357
36,794	United States Steel Corp.	3,736,062
		8,170,792
	Telecommunication Services—0.6%
13,249	CenturyTel, Inc.	610,116
	Utilities—2.4%
12,777	Energen Corp.	716,151
14,263	ONEOK, Inc.	690,472
22,526	Pepco Holdings, Inc.	664,967
12,448	Wisconsin Energy Corp.	607,338
		2,678,928
	Total Common Stocks (Cost $98,634,795)	108,658,796

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2007

Number of Shares		Value
	Money Market Fund—0.2%
191,310	Liquid Assets Portfolio Private Class** (Cost $191,310)	$191,310
	Total Investments (Cost $98,826,105)—99.5%	108,850,106
	Other assets less liabilities—0.5%	506,223
	Net Assets—100.0%	$109,356,329

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$103,946,974	95.0%
Cayman Islands	3,663,890	3.4
Bermuda	1,239,242	1.1
Total investments	108,850,106	99.5
Other assets less liabilities	506,223	0.5
Net Assets	$109,356,329	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—26.6%
51,137	Aaron Rents, Inc.	$1,450,757
37,630	Aeropostale, Inc.*	1,548,474
5,810	Arbitron, Inc.	286,317
39,343	Brown Shoe Co., Inc.	1,061,474
9,620	Build-A-Bear-Workshop, Inc.*	265,031
10,839	Carter's, Inc.*	283,982
8,514	Charlotte Russe Holding, Inc.*	232,688
25,360	Children's Place Retail Stores (The), Inc.*	1,340,783
8,749	Coinstar, Inc.*	272,006
4,157	Deckers Outdoor Corp.*	314,810
49,757	DeVry, Inc.	1,641,483
34,601	DSW, Inc., Class A*	1,341,135
13,270	GSI Commerce, Inc.*	293,267
6,718	Gymboree (The) Corp.*	256,493
8,225	Hibbett Sports Goods, Inc.*	239,759
26,793	Morningstar, Inc.*	1,395,112
42,013	Pinnacle Entertainment, Inc.*	1,179,725
7,146	Skechers U.S.A., Inc., Class A*	224,384
11,725	Strayer Education, Inc.	1,457,886
74,873	Triarc Cos., Inc., Class B	1,218,184
		16,303,750
	Consumer Staples—0.8%
19,020	Playtex Products, Inc.*	289,484
4,303	USANA Health Sciences, Inc.*	171,432
		460,916
	Energy—0.9%
18,755	Input/Output, Inc.*	262,382
7,172	NATCO Group, Inc., Class A*	273,971
		536,353
	Financials—10.8%
31,197	Cohen & Steers, Inc.	1,600,718
23,246	GFI Group, Inc.*	1,609,786
28,981	International Securities Exchange Holdings, Inc.	1,932,743
32,979	Investment Technology Group, Inc.*	1,247,925
8,543	Penson Worldwide, Inc.*	229,123
		6,620,295
	Health Care—18.3%
41,178	AMERIGROUP Corp.*	1,158,337
9,350	AMN Healthcare Services, Inc.*	227,673
12,122	Conceptus Inc*	250,683
7,940	CorVel Corp.*	215,889
13,370	Cross Country Healthcare, Inc.*	263,255
4,140	Dionex Corp.*	285,660
10,340	Emergency Medical Services Corp., Class A*	346,183
38,800	Incyte Corp.*	299,148
5,830	LCA-Vision, Inc.	244,685
8,780	MedCath Corp.*	260,942
52,061	Medicines (The) Co.*	1,185,950

Number of Shares		Value
	Common Stocks (Continued)
9,556	Meridian Bioscience, Inc.	$284,100
7,710	Myriad Genetics, Inc.*	281,800
10,380	Noven Pharmaceuticals, Inc.*	242,996
12,270	PSS World Medical, Inc.*	246,627
12,250	Regeneron Pharmaceuticals, Inc.*	333,200
11,317	Sciele Pharma, Inc.*	279,756
35,393	Sunrise Senior Living, Inc.*	1,355,198
81,475	Valeant Pharmaceuticals International	1,468,179
14,738	ViroPharma, Inc.*	222,249
30,460	West Pharmaceutical Services, Inc.	1,515,994
11,886	Wright Medical Group, Inc.*	280,747
		11,249,251
	Industrials—13.1%
7,040	Administaff, Inc.	233,658
4,900	Advisory Board (The) Co.*	232,652
2,740	AMREP Corp.	165,112
11,344	Cenveo, Inc.*	290,974
5,032	Clean Harbors, Inc.*	234,089
4,909	CRA International, Inc.*	253,157
8,843	Healthcare Services Group, Inc.	247,604
5,600	Heidrick & Struggles International, Inc.*	264,208
8,583	Horizon Lines, Inc., Class A	291,908
7,894	Hub Group, Inc., Class A*	284,184
7,926	II-VI, Inc.*	214,715
10,662	InfraSource Services, Inc.*	355,898
11,260	Knoll, Inc.	261,457
10,810	Korn/Ferry International*	254,792
2,251	Middleby (The) Corp.*	309,017
13,550	Orbital Sciences Corp.*	282,789
45,313	Owens Corning, Inc.*	1,388,843
7,120	Perini Corp.*	303,312
7,920	RBC Bearings, Inc.*	301,039
7,750	Resources Connection, Inc.*	233,817
43,259	TeleTech Holdings, Inc.*	1,632,162
		8,035,387
	Information Technology—25.5%
12,950	Advanced Energy Industries, Inc.*	317,275
8,048	Ansoft Corp.*	259,870
11,416	Blackbaud, Inc.	252,065
17,940	C-COR, Inc.*	221,021
36,810	CommScope, Inc.*	1,717,187
7,260	Comtech Telecommunications Corp.*	274,791
29,080	Harmonic, Inc.*	240,492
16,240	Interwoven, Inc.*	247,985
11,091	j2 Global Communications, Inc.*	318,977
9,112	Manhattan Associates, Inc.*	263,519
7,296	ManTech International Corp., Class A*	223,841
80,210	Mentor Graphics Corp.*	1,297,798
11,257	MicroStrategy, Inc., Class A*	1,280,596
9,289	NETGEAR, Inc.*	312,203
12,760	NetRatings, Inc.*	265,536

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
171,900	RealNetworks, Inc.*	$1,297,845
10,000	Synaptics, Inc.*	299,600
6,840	Syntel, Inc.	239,810
33,210	Tessera Technologies, Inc.*	1,421,056
43,270	THQ, Inc.*	1,443,920
155,737	TIBCO Software, Inc.*	1,420,321
30,482	WebEx Communications, Inc.*	1,729,549
11,728	Websense, Inc.*	289,799
		15,635,056
	Materials—1.8%
31,956	Hecla Mining Co.*	281,532
4,855	Innospec, Inc.	260,665
14,910	Myers Industries, Inc.	334,730
17,419	Wausau Paper Corp.	234,460
		1,111,387
	Telecommunication Services—2.3%
24,428	Golden Telecom, Inc.	1,431,725
	Total Investments (Cost $56,727,751)—100.1%	61,384,120
	Liabilities in excess of other assets—(0.1%)	(37,389)
	Net Assets—100.0%	$61,346,731

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—13.9%
20,437	American Greetings Corp., Class A	$520,122
79,513	Ameristar Casinos, Inc.	2,414,015
18,426	Asbury Automotive Group, Inc.	530,116
141,948	Belo Corp., Class A	2,735,338
13,359	Bob Evans Farms, Inc.	490,275
13,842	Buckle (The), Inc.	493,052
10,471	CBRL Group, Inc.	466,797
45,485	Coinmach Service Corp., Class A	481,231
84,637	Domino's Pizza, Inc.	2,729,543
20,784	Helen of Troy Ltd. (Bermuda)*	471,797
8,521	IHOP Corp.	502,057
36,928	Journal Communications, Inc., Class A	498,159
63,490	Regis Corp.	2,427,223
33,766	Sinclair Broadcast Group, Inc., Class A	551,399
61,319	Stewart Enterprises, Inc., Class A	461,119
20,617	Tupperware Brands Corp.	579,750
		16,351,993
	Consumer Staples—0.5%
9,036	Universal Corp.	566,376
	Energy—12.1%
195,951	Global Industries, Ltd.*	4,067,943
72,296	Grey Wolf, Inc.*	517,639
13,077	Gulfmark Offshore, Inc.*	626,388
72,361	St. Mary Land & Exploration Co.	2,649,860
96,369	Western Refining, Inc.	3,818,140
59,539	Whiting Petroleum Corp.*	2,620,907
		14,300,877
	Financials—45.2%
10,971	Advanta Corp., Class B	502,691
26,111	Alfa Corp.	468,431
14,663	AMCORE Financial, Inc.	419,508
13,420	Argonaut Group, Inc.*	451,046
9,981	BancFirst Corp.	427,287
104,567	BancorpSouth, Inc.	2,569,211
14,441	Capital City Bank Group, Inc.	430,486
16,386	Chemical Financial Corp.	437,998
15,633	Chittenden Corp.	454,295
12,597	City Holding Co.	478,308
22,859	CNA Surety Corp.*	471,810
90,258	Commerce Group (The), Inc.	2,943,313
22,115	Community Bank System, Inc.	453,357
66,065	Delphi Financial Group, Inc., Class A	2,820,975
40,046	Downey Financial Corp.	2,681,080
12,377	FBL Financial Group, Inc., Class A	479,485
11,537	First Financial Bankshares, Inc.	446,482
185,598	First Niagara Financial Group, Inc.	2,524,133
12,851	GAMCO Investors, Inc., Class A	586,263
19,649	Glacier Bancorp, Inc.	422,061
58,631	Hancock Holding Co.	2,293,645

Number of Shares		Value
	Common Stocks (Continued)
14,269	Harleysville Group, Inc.	$435,775
23,440	Horace Mann Educators Corp.	493,178
10,442	Infinity Property & Casualty Corp.	485,657
88,086	International Bancshares Corp.	2,532,472
91,606	IPC Holdings Ltd. (Bermuda)	2,746,348
9,431	Navigators Group, Inc.*	481,830
39,605	Ocwen Financial Corp.*	564,767
87,484	Ohio Casualty Corp.	2,767,994
5,096	Park National Corp.	452,372
186,749	Phoenix (The) Cos., Inc.	2,782,560
58,332	Potlatch Corp.	2,531,025
52,271	ProAssurance Corp.*	2,814,271
27,303	Provident Financial Services, Inc.	467,973
8,685	RLI Corp.	483,668
10,712	Safety Insurance Group, Inc.	429,123
19,957	Selective Insurance Group, Inc.	520,479
14,797	State Auto Financial Corp.	444,650
22,225	Sterling Financial Corp.	370,046
91,113	Trustmark Corp.	2,424,517
69,624	UMB Financial Corp.	2,723,691
20,930	United America Indemnity Ltd., Class A (Cayman Islands)*	522,831
13,692	United Fire & Casualty Co.	503,181
53,687	Zenith National Insurance Corp.	2,483,024
		53,223,297
	Health Care—3.4%
15,193	Apria Healthcare Group, Inc.*	482,226
8,975	Biosite, Inc.*	830,187
61,893	Magellan Health Services, Inc.*	2,655,210
		3,967,623
	Industrials—12.9%
11,616	American Woodmark Corp.	400,868
53,127	Armstrong World Industries, Inc.*	2,709,477
8,332	Cascade Corp.	516,334
6,554	Consolidated Graphics, Inc.*	493,189
81,695	Deluxe Corp.	3,092,156
9,558	Dollar Thrifty Automotive Group, Inc.*	448,079
19,103	Ennis, Inc.	467,068
185,852	IKON Office Solutions, Inc.	2,780,346
9,793	John H. Harland Co.	515,112
25,446	Labor Ready, Inc.*	552,178
17,291	Pacer International, Inc.	441,785
148,093	SAIC, Inc.*	2,708,621
		15,125,213
	Information Technology—7.1%
22,364	Agilysys, Inc.	470,315
19,103	Covansys Corp.*	638,040
19,471	CSG Systems International, Inc.*	521,434
26,487	Emulex Corp.*	555,697
234,281	Gateway, Inc.*	513,076

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
24,627	Global Imaging Systems, Inc.*	$711,474
21,737	Paxar Corp.*	652,327
157,951	Perot Systems Corp., Class A*	2,827,323
31,063	Photronics, Inc.*	467,498
71,262	Skyworks Solutions, Inc.*	490,995
35,991	United Online, Inc.	519,350
		8,367,529
	Materials—4.1%
104,324	H.B. Fuller Co.	2,667,565
12,089	Metal Management, Inc.	581,118
9,349	OM Group, Inc.*	491,103
12,554	Quanex Corp.	540,199
19,403	Sensient Technologies Corp.	507,970
		4,787,955
	Utilities—0.8%
10,941	Northwest Natural Gas Co.	555,913
12,843	UIL Holdings Corp.	438,588
		994,501
	Total Investments (Cost $112,586,475)—100.0%	117,685,364
	Liabilities in excess of other assets—(0.0%)	(5,502)
	Net Assets—100.0%	$117,679,862

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$113,944,388	96.8%
Bermuda	3,218,145	2.7
Cayman Islands	522,831	0.5
Total investments	117,685,364	100.0
Liabilities in excess of other assets	(5,502)	(0.0)
Net Assets	$117,679,862	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.5%
	Consumer Discretionary—8.5%
1,522	Coach, Inc.*	$74,319
904	J.C. Penney Co., Inc.	71,497
1,048	Kohl's Corp.*	77,594
1,536	Marriott International, Inc., Class A	69,443
1,139	McGraw-Hill (The) Cos., Inc.	74,639
1,408	NIKE, Inc., Class B	75,835
1,305	Nordstrom, Inc.	71,671
715	Omnicom Group, Inc.	74,868
2,797	Staples, Inc.	69,366
5,049	Walt Disney (The) Co.	176,613
1,257	Yum! Brands, Inc.	77,758
		913,603
	Consumer Staples—11.8%
2,767	Altria Group, Inc.	190,702
1,816	Campbell Soup Co.	71,006
3,754	Coca-Cola (The) Co.	195,920
1,112	Colgate-Palmolive Co.	75,327
1,329	General Mills, Inc.	79,607
1,611	H.J. Heinz Co.	75,894
1,086	Kimberly-Clark Corp.	77,291
2,747	PepsiCo, Inc.	181,549
2,738	Procter & Gamble (The) Co.	176,081
1,196	Reynolds American, Inc.	76,855
2,162	Safeway, Inc.	78,481
		1,278,713
	Energy—3.6%
2,359	Exxon Mobil Corp.	187,257
2,747	Schlumberger Ltd. (Netherlands)	202,811
		390,068
	Financials—31.8%
1,321	ACE Ltd. (Cayman Islands)	78,547
1,565	AFLAC, Inc.	80,347
1,242	Allstate (The) Corp.	77,401
3,058	American Express Co.	185,529
2,579	American International Group, Inc.	180,298
1,213	Ameriprise Financial, Inc.	72,137
3,357	Bank of America Corp.	170,871
1,788	Bank of New York (The) Co., Inc.	72,378
3,954	Charles Schwab (The) Corp.	75,600
1,435	Chubb (The) Corp.	77,246
1,873	Fifth Third Bancorp	76,025
614	Franklin Resources, Inc.	80,624
819	Goldman Sachs Group (The), Inc.	179,042
788	Hartford Financial Services Group (The), Inc.	79,746
3,477	JPMorgan Chase & Co.	181,152
1,945	KeyCorp	69,398
962	Lehman Brothers Holdings, Inc.	72,419
1,079	Lincoln National Corp.	76,771

Number of Shares		Value
	Common Stocks (Continued)
1,724	Loews Corp.	$81,580
1,685	Mellon Financial Corp.	72,337
1,993	Merrill Lynch & Co, Inc.	179,828
1,164	MetLife, Inc.	76,475
1,128	Moody's Corp.	74,583
2,190	Morgan Stanley	183,982
1,008	PNC Financial Services Group, Inc.	74,693
1,208	Principal Financial Group, Inc.	76,696
3,266	Progressive (The) Corp.	75,347
823	Prudential Financial, Inc.	78,185
1,099	State Street Corp.	75,688
875	SunTrust Banks, Inc.	73,868
1,434	Travelers Cos., (The), Inc.	77,579
4,855	U.S. Bancorp	166,769
4,979	Wells Fargo & Co.	178,696
		3,431,837
	Health Care—14.1%
1,651	Aetna, Inc.	77,399
1,527	Baxter International, Inc.	86,474
979	Becton, Dickinson & Co.	77,038
1,398	Forest Laboratories, Inc.*	74,388
2,766	Johnson & Johnson	177,632
1,326	McKesson Corp.	78,009
4,132	Merck & Co., Inc.	212,549
6,925	Pfizer, Inc.	183,235
3,193	Schering-Plough Corp.	101,314
3,345	UnitedHealth Group, Inc.	177,486
3,503	Wyeth	194,416
889	Zimmer Holdings, Inc.*	80,437
		1,520,377
	Industrials—11.6%
998	3M Co.	82,604
1,966	Boeing Co.	182,839
1,027	Danaher Corp.	73,112
962	General Dynamics Corp.	75,517
5,055	General Electric Co.	186,328
1,595	Honeywell International, Inc.	86,417
745	Lockheed Martin Corp.	71,624
1,022	Northrop Grumman Corp.	75,260
1,387	Raytheon Co.	74,260
732	Union Pacific Corp.	83,631
2,626	United Technologies Corp.	176,283
2,195	Waste Management, Inc.	82,115
		1,249,990
	Information Technology—11.1%
1,992	Apple, Inc.*	198,801
6,449	Cisco Systems, Inc.*	172,446
4,347	Hewlett-Packard Co.	183,183
1,816	International Business Machines Corp.	185,613
6,139	Microsoft Corp.	183,802

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
10,547	Oracle Corp.*	$198,284
4,253	Xerox Corp.*	78,681
		1,200,810
	Materials—3.5%
980	Air Products & Chemicals, Inc.	74,970
1,434	E.I. du Pont de Nemours & Co.	70,510
2,046	International Paper Co.	77,175
1,181	Nucor Corp.	74,946
1,175	Praxair, Inc.	75,846
		373,447
	Utilities—4.5%
3,413	AES (The) Corp.*	75,052
3,819	Duke Energy Corp.	78,366
1,620	Edison International	84,807
1,591	PG&E Corp.	80,505
1,013	Public Service Enterprise Group, Inc.	87,573
1,267	TXU Corp.	83,090
		489,393
	Total Common Stocks (Cost $10,212,001)	10,848,238
	Money Market Fund—0.4%
43,653	Liquid Assets Portfolio Private Class** (Cost $43,653)	43,653
	Total Investments (Cost $10,255,654)—100.9%	10,891,891
	Liabilities in excess of other assets—(0.9%)	(93,414)
	Net Assets—100.0%	$10,798,477

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$10,610,533	98.3%
Netherlands	202,811	1.9
Cayman Islands	78,547	0.7
Total Investments	10,891,891	100.9
Liabilities in excess of other assets	(93,414)	(0.9)
Net Assets	$10,798,477	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.3%
	Consumer Discretionary—18.7%
989	American Eagle Outfitters, Inc.	$29,146
542	Autoliv, Inc.	31,517
1,350	AutoZone, Inc.*	179,604
893	Brinker International, Inc.	27,772
899	Claire's Stores, Inc.	29,280
3,639	E.W. Scripps Co., Class A	157,569
3,497	Genuine Parts Co.	172,787
1,162	Hanesbrands, Inc.*	30,898
305	Harman International Industries, Inc.	37,176
1,073	Hasbro, Inc.	33,918
583	International Speedway Corp., Class A	28,800
441	Jack in the Box, Inc.*	29,379
6,566	Mattel, Inc.	185,818
5,571	Newell Rubbermaid, Inc.	170,863
964	Payless Shoesource, Inc.*	30,752
2,020	Polo Ralph Lauren Corp.	186,062
922	Ross Stores, Inc.	30,564
2,526	Sherwin-Williams (The) Co.	161,083
2,608	Starwood Hotels & Resorts Worldwide, Inc.	174,788
6,211	TJX Cos. (The), Inc.	173,225
2,198	VF Corp.	193,006
		2,094,007
	Consumer Staples—6.2%
6,926	ConAgra Foods, Inc.	170,241
1,010	Dean Foods Co.	36,794
3,734	Estee Lauder (The) Cos., Inc., Class A	192,002
622	J.M. Smucker (The) Co.	34,720
799	McCormick & Co., Inc.	29,659
605	NBTY, Inc.*	29,893
14	Seaboard Corp.	34,902
2,932	UST, Inc.	166,186
		694,397
	Energy—2.6%
3,456	ENSCO International, Inc.	194,850
563	Holly Corp.	35,807
658	Plains Exploration & Production Co.*	30,919
318	SEACOR Holdings, Inc.*	30,299
		291,875
	Financials—25.3%
465	A.G. Edwards, Inc.	33,689
1,976	AMBAC Financial Group, Inc.	181,397
867	American Financial Group, Inc.	30,579
476	Arch Capital Group Ltd. (Bermuda)*	34,662
583	Assurant, Inc.	33,540
4,889	CB Richard Ellis Group, Inc., Class A*	165,493
4,210	CNA Financial Corp.*	196,481
2,807	Comerica, Inc.	173,781
867	Eaton Vance Corp.	33,137
561	Erie Indemnity Co., Class A	29,481

Number of Shares		Value
	Common Stocks (Continued)
318	Everest Re Group Ltd. (Bermuda)	$32,004
844	Federated Investors, Inc., Class B	32,207
976	HCC Insurance Holdings, Inc.	29,924
288	Jones Lang LaSalle, Inc.	30,957
1,424	M&T Bank Corp.	158,548
64	Markel Corp.*	29,370
3,219	Nationwide Financial Services, Inc., Class A	183,901
2,815	Northern Trust Corp.	177,204
804	Odyssey Re Holdings Corp.	33,688
1,374	Old Republic International Corp.	29,225
444	PartnerRe Ltd. (Bermuda)	31,977
665	Philadelphia Consolidated Holding Co.*	28,861
661	PMI Group (The), Inc.	32,039
694	Protective Life Corp.	32,549
536	Reinsurance Group of America, Inc.	33,398
461	Safeco Corp.	30,767
495	SEI Investments Co.	30,210
5,339	Synovus Financial Corp.	168,499
3,648	T. Rowe Price Group, Inc.	181,233
1,153	TCF Financial Corp.	31,223
487	Transatlantic Holdings, Inc.	33,842
659	Unitrin, Inc.	31,072
8,145	Unum Group	202,647
927	W.R. Berkley Corp.	30,118
1,223	Waddell & Reed Financial, Inc., Class A	29,621
55	White Mountain Insurance Group Ltd. (Bermuda)	31,515
791	Willis Group Holdings Ltd. (Bermuda)	32,447
2,426	XL Capital Ltd., Class A (Cayman Islands)	189,179
		2,830,465
	Health Care—10.9%
3,214	AmerisourceBergen Corp.	160,668
965	Applera Corp. - Applied Biosystems Group	30,147
411	Bio-Rad Laboratories, Inc., Class A*	29,086
1,229	CIGNA Corp.	191,220
3,172	Coventry Health Care, Inc.*	183,437
966	DENTSPLY International, Inc.	32,274
608	Edwards Lifesciences Corp.*	29,792
2,249	Express Scripts, Inc.*	214,892
522	Hillenbrand Industries, Inc.	31,920
2,905	Humana, Inc.*	183,712
797	Lincare Holdings, Inc.*	31,434
559	Techne Corp.*	32,964
561	Waters Corp.*	33,340
389	WellCare Health Plans, Inc.*	31,350
		1,216,236
	Industrials—14.3%
532	Acuity Brands, Inc.	31,452
463	Avery Dennison Corp.	28,799
3,693	Cooper Industries Ltd., Class A (Bermuda)	183,764
1,049	Copart, Inc.*	30,400

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
435	Cummins, Inc.	$40,090
796	Equifax, Inc.	31,681
869	Gardner Denver, Inc.*	32,848
616	Goodrich Corp.	35,013
792	Herman Miller, Inc.	27,253
2,901	ITT Corp.	185,112
676	Jacobs Engineering Group, Inc.*	34,091
478	Kennametal, Inc.	33,728
495	Manitowoc (The) Co., Inc.	33,774
401	Manpower, Inc.	32,180
614	McDermott International, Inc. (Panama)*	32,947
2,014	Parker Hannifin Corp.	185,569
3,686	Pitney Bowes, Inc.	176,928
4,590	R.R. Donnelley & Sons Co.	184,517
2,583	Rockwell Collins, Inc.	169,626
460	Teleflex, Inc.	33,042
585	Thomas & Betts Corp.*	31,871
685	URS Corp.*	29,935
		1,604,620
	Information Technology—13.2%
5,315	Agilent Technologies, Inc.*	182,676
5,499	Atmel Corp.*	29,255
4,163	Autodesk, Inc.*	171,807
2,632	BEA Systems, Inc.*	31,031
983	BMC Software, Inc.*	31,820
3,745	Brocade Communications Systems, Inc.*	36,589
1,172	Convergys Corp.*	29,605
933	Dolby Laboratories, Inc., Class A*	33,047
425	DST Systems, Inc.*	33,171
6,104	Electronic Data Systems Corp.	178,480
503	FactSet Research Systems, Inc.	30,940
784	Fair Isaac Corp.	27,997
3,233	Fiserv, Inc.*	171,899
1,552	Ingram Micro, Inc., Class A*	30,450
495	Lexmark International, Inc., Class A*	26,978
994	McAfee, Inc.*	32,295
350	Mettler Toledo International, Inc.*	34,167
3,669	NCR Corp.*	184,917
930	Polycom, Inc.*	30,969
1,726	QLogic Corp.*	30,861
1,219	Sybase, Inc.*	29,488
1,193	Synopsys, Inc.*	32,998
981	Total System Services, Inc.	30,470
1,561	Western Digital Corp.*	27,598
		1,479,508
	Materials—4.6%
737	Albemarle Corp.	31,286
916	Bemis Co., Inc.	30,430
534	Cleveland-Cliffs, Inc.	37,001
506	Greif, Inc., Class A	28,134
1,496	Hercules, Inc.*	28,185

Number of Shares		Value
	Common Stocks (Continued)
1,297	Nalco Holding Co.	$34,474
946	Pactiv Corp.*	32,713
942	Sealed Air Corp.	30,992
741	Sigma-Aldrich Corp.	31,181
832	Sonoco Products Co.	35,476
1,899	United States Steel Corp.	192,823
		512,695
	Telecommunication Services—0.3%
563	Telephone & Data Systems, Inc.	32,063
	Utilities—4.2%
3,691	Allegheny Energy, Inc.*	197,321
660	Energen Corp.	36,993
4,708	PPL Corp.	205,316
643	Wisconsin Energy Corp.	31,372
		471,002
	Total Common Stocks (Cost $10,459,596)	11,226,868
	Money Market Fund—0.5%
48,241	Liquid Assets Portfolio Private Class** (Cost $48,241)	48,241
	Total Investments (Cost $10,507,837)—100.8%	11,275,109
	Liabilities in excess of other assets—(0.8%)	(84,691)
	Net Assets—100.0%	$11,190,418

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$10,706,614	95.7%
Bermuda	346,369	3.1
Cayman Islands	189,179	1.7
Panama	32,947	0.3
Total Investments	11,275,109	100.8
Liabilities in excess of other assets	(84,691)	(0.8)
Net Assets	$11,190,418	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.3%
	Consumer Discretionary—21.9%
3,316	Aaron Rents, Inc.	$94,075
2,440	Aeropostale, Inc.*	100,407
705	American Greetings Corp., Class A	17,942
2,746	Ameristar Casinos, Inc.	83,369
3,524	Applebee's International, Inc.	95,782
635	Asbury Automotive Group, Inc.	18,269
4,906	Belo Corp., Class A	94,539
2,516	Blockbuster, Inc., Class A*	15,599
463	Bob Evans Farms, Inc.	16,992
2,552	Brown Shoe Co., Inc.	68,853
478	Buckle (The), Inc.	17,026
362	CBRL Group, Inc.	16,138
553	Charlotte Russe Holding, Inc.*	15,113
1,646	Children's Place Retail Stores (The), Inc.*	87,024
1,572	Coinmach Service Corp., Class A	16,632
269	Deckers Outdoor Corp.*	20,371
3,228	DeVry, Inc.	106,493
2,926	Domino's Pizza, Inc.	94,364
804	Dress Barn, Inc.*	16,008
609	Fossil, Inc.*	17,156
435	Gymboree (The) Corp.*	16,608
717	Helen of Troy Ltd. (Bermuda)*	16,276
534	Hibbett Sports, Inc.*	15,566
294	IHOP Corp.	17,322
1,275	Journal Communications, Inc., Class A	17,200
642	Modine Manufacturing Co.	14,849
1,730	Priceline.com, Inc.*	96,258
2,193	Regis Corp.	83,838
474	Scholastic Corp.*	14,632
1,165	Sinclair Broadcast Group, Inc., Class A	19,024
463	Skechers U.S.A., Inc., Class A*	14,538
592	Steven Madden Ltd.	17,612
2,118	Stewart Enterprises, Inc., Class A	15,927
759	Strayer Education, Inc.	94,374
3,632	Tempur-Pedic International, Inc.	94,323
4,857	Triarc Cos., Inc., Class B	79,023
711	Tupperware Brands Corp.	19,993
3,223	Wolverine World Wide, Inc.	92,113
		1,751,628
	Consumer Staples—0.9%
2,035	Alliance One International, Inc.*	19,963
1,233	Playtex Products, Inc.*	18,766
312	Universal Corp.	19,556
278	USANA Health Sciences, Inc.*	11,076
		69,361
	Energy—5.5%
505	Copano Energy LLC	19,725
6,771	Global Industries, Ltd.*	140,566
2,497	Grey Wolf, Inc.*	17,879
452	Gulfmark Offshore, Inc.*	21,651

Number of Shares		Value
	Common Stocks (Continued)
306	Lufkin Industries, Inc.	$19,039
2,499	St. Mary Land & Exploration Co.	91,513
3,330	Western Refining, Inc.	131,935
		442,308
	Financials—24.3%
379	Advanta Corp., Class B	17,366
901	Alfa Corp.	16,164
507	AMCORE Financial, Inc.	14,505
464	Argonaut Group, Inc.*	15,595
344	BancFirst Corp.	14,727
3,614	BancorpSouth, Inc.	88,796
498	Capital City Bank Group, Inc.	14,845
566	Chemical Financial Corp.	15,129
541	Chittenden Corp.	15,721
434	City Holding Co.	16,479
791	CNA Surety Corp.*	16,326
2,024	Cohen & Steers, Inc.	103,851
3,119	Commerce Group (The), Inc.	101,711
2,284	Delphi Financial Group, Inc., Class A	97,527
1,383	Downey Financial Corp.	92,592
428	FBL Financial Group, Inc., Class A	16,581
400	First Financial Bankshares, Inc.	15,480
6,413	First Niagara Financial Group, Inc.	87,217
446	GAMCO Investors, Inc., Class A	20,347
680	Glacier Bancorp, Inc.	14,606
493	Harleysville Group, Inc.	15,056
369	Hilb, Rogal & Hobbs Co.	16,033
810	Horace Mann Educators Corp.	17,042
360	Infinity Property & Casualty Corp.	16,744
3,043	International Bancshares Corp.	87,486
2,138	Investment Technology Group, Inc.*	80,902
3,166	IPC Holdings Ltd. (Bermuda)	94,917
326	Navigators Group, Inc.*	16,655
1,367	Ocwen Financial Corp.*	19,493
3,023	Ohio Casualty Corp.	95,648
177	Park National Corp.	15,712
6,454	Phoenix (The) Cos., Inc.	96,165
249	Piper Jaffray Cos.*	15,889
2,017	Potlatch Corp.	87,518
1,806	ProAssurance Corp.*	97,235
945	Provident Financial Services, Inc.	16,197
299	RLI Corp.	16,651
370	Safety Insurance Group, Inc.	14,822
690	Selective Insurance Group	17,995
511	State Auto Financial Corp.	15,356
768	Sterling Financial Corp.	12,787
603	SWS Group, Inc.	15,672
1,657	Trustco Bank Corp.	15,195
3,147	Trustmark Corp.	83,742
724	United America Indemnity Ltd., Class A (Cayman Islands)*	18,086

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
474	United Fire & Casualty Co.	$17,419
888	Universal American Financial Corp.*	16,481
533	WesBanco, Inc.	15,633
525	WP Carey & Co. LLC	17,981
1,856	Zenith National Insurance Corp.	85,840
		1,947,917
	Health Care—9.6%
2,672	AMERIGROUP Corp.*	75,163
607	AMN Healthcare Services, Inc.*	14,780
710	Amsurg Corp., Class A*	16,295
526	Apria Healthcare Group, Inc.*	16,695
310	Biosite, Inc.*	28,675
363	Chemed Corp.	18,259
787	Conceptus Inc*	16,275
670	Emergency Medical Services Corp., Class A*	22,432
2,516	Incyte Corp.*	19,398
2,140	Magellan Health Services, Inc.*	91,807
570	MedCath Corp.*	16,940
3,376	Medicines (The) Co.*	76,905
311	National Healthcare Corp.	15,957
797	PSS World Medical, Inc.*	16,020
733	Sciele Pharma, Inc.*	18,120
3,435	STERIS Corp.	87,799
2,294	Sunrise Senior Living, Inc.*	87,837
1,638	Varian, Inc.*	94,939
955	ViroPharma, Inc.*	14,401
771	Wright Medical Group, Inc.*	18,211
		766,908
	Industrials—19.1%
626	ABM Industries, Inc.	17,616
455	Administaff, Inc.	15,101
402	American Woodmark Corp.	13,873
178	AMREP Corp.	10,726
1,835	Armstrong World Industries, Inc.*	93,585
290	Cascade Corp.	17,971
293	Ceradyne, Inc.*	17,243
2,795	CLARCOR, Inc.	88,154
227	Consolidated Graphics, Inc.*	17,082
318	CRA International, Inc.*	16,399
2,822	Deluxe Corp.	106,813
329	Dollar Thrifty Automotive Group, Inc.*	15,424
1,519	EMCOR Group, Inc.*	95,226
661	Ennis, Inc.	16,161
573	Healthcare Services Group, Inc.	16,044
362	Heidrick & Struggles International, Inc.*	17,079
556	Horizon Lines, Inc., Class A	18,910
512	Hub Group, Inc., Class A*	18,432
6,422	IKON Office Solutions, Inc.	96,073
691	InfraSource Services, Inc.*	23,066
340	John H. Harland Co.	17,884
730	Knoll, Inc.	16,951

Number of Shares		Value
	Common Stocks (Continued)
701	Korn/Ferry International*	$16,523
879	Labor Ready, Inc.*	19,074
147	Middleby (The) Corp.*	20,180
1,671	Nordson Corp.	76,582
599	Pacer International, Inc.	15,304
464	Perini Corp.*	19,766
512	RBC Bearings, Inc.*	19,461
502	Resources Connection, Inc.*	15,145
406	Robbins & Myers, Inc.	15,603
729	Rollins, Inc.	16,818
5,116	SAIC, Inc.*	93,572
2,806	TeleTech Holdings, Inc.*	105,870
726	Tredegar Corp.	16,967
2,757	Wabtec Corp.	102,423
3,132	Waste Connections, Inc.*	97,624
1,935	Watson Wyatt Worldwide, Inc., Class A	91,197
391	Woodward Governor Co.	19,296
		1,527,218
	Information Technology—16.4%
4,210	Acxiom Corp.	95,146
840	Advanced Energy Industries, Inc.*	20,580
772	Agilysys, Inc.	16,235
523	Ansoft Corp.*	16,888
6,111	Arris Group, Inc.*	90,565
776	Benchmark Electronics, Inc.*	16,436
2,387	CommScope, Inc.*	111,353
473	Comtech Telecommunications Corp.*	17,903
661	Covansys Corp.*	22,077
674	CSG Systems International, Inc.*	18,050
915	Emulex Corp.*	19,197
8,095	Gateway, Inc.*	17,728
850	Global Imaging Systems, Inc.*	24,557
386	Imation Corp.	14,247
2,642	Interdigital Communications Corp.*	86,869
720	Inter-Tel, Inc.	18,158
3,816	Jack Henry & Associates, Inc.	90,630
473	ManTech International Corp., Class A*	14,512
957	Mentor Graphics Corp.*	15,484
729	MicroStrategy, Inc., Class A*	82,931
441	MTS Systems Corp.	18,747
604	Netgear, Inc.*	20,301
828	NetRatings, Inc.*	17,231
753	Paxar Corp.*	22,598
1,072	Photronics, Inc.*	16,134
279	Rofin-Sinar Technologies, Inc.*	18,492
2,462	Skyworks Solutions, Inc.*	16,963
1,430	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	19,019
1,041	Sykes Enterprises, Inc.*	19,217
445	Syntel, Inc.	15,602
2,808	THQ, Inc.*	93,703

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
10,102	TIBCO Software, Inc.*	$92,130
1,244	United Online, Inc.	17,951
1,976	WebEx Communications, Inc.*	112,117
		1,309,751
	Materials—1.1%
314	Innospec, Inc.	16,859
417	Metal Management, Inc.	20,045
324	OM Group, Inc.*	17,020
434	Quanex Corp.	18,675
669	Sensient Technologies Corp.	17,514
		90,113
	Telecommunication Services—1.1%
1,585	Golden Telecom, Inc.	92,897
	Utilities—0.4%
377	Northwest Natural Gas Co.	19,155
445	UIL Holdings Corp.	15,197
		34,352
	Total Common Stocks (Cost $7,743,960)	8,032,453
	Money Market Fund—0.4%
29,042	Liquid Assets Portfolio Private Class** (Cost $29,042)	29,042
	Total Investments (Cost $7,773,002)—100.7%	8,061,495
	Liabilities in excess of other assets—(0.7%)	(56,359)
	Net Assets—100.0%	$8,005,136

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$7,913,197	98.8%
Bermuda	111,193	1.4
Cayman Islands	37,105	0.5
Total Investments	8,061,495	100.7
Liabilities in excess of other assets	(56,359)	(0.7)
Net Assets	$8,005,136	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.4%
	Consumer Discretionary—16.1%
2,752	Aeropostale, Inc.*	$113,245
3,698	Clear Channel Outdoor Holdings, Inc., Class A*	105,578
2,108	Coach, Inc.*	102,934
3,638	DeVry, Inc.	120,018
4,604	DIRECTV (The) Group, Inc.*	109,759
1,832	Garmin Ltd. (Cayman Islands)	106,604
2,476	Guess?, Inc.	97,554
2,674	Gymboree (The) Corp.*	102,093
1,020	Harman International Industries, Inc.	124,328
3,276	Hibbett Sports, Inc.*	95,495
1,280	ITT Educational Services, Inc.*	124,429
1,452	Kohl's Corp.*	107,506
1,880	Phillips-Van Heusen Corp.	105,092
1,203	Polo Ralph Lauren Corp.	110,808
2,844	Skechers U.S.A., Inc., Class A*	89,302
5,476	Triarc Cos., Inc., Class B	89,095
		1,703,840
	Consumer Staples—0.6%
1,712	USANA Health Sciences, Inc.*	68,206
	Energy—2.2%
1,559	FMC Technologies, Inc.*	110,502
1,632	Schlumberger Ltd. (Netherlands)	120,490
		230,992
	Financials—5.2%
648	CBOT Holdings, Inc., Class A*	122,259
2,282	Cohen & Steers, Inc.	117,089
964	Jones Lang LaSalle, Inc.	103,620
1,562	Moody's Corp.	103,279
1,658	SEI Investments Co.	101,188
		547,435
	Health Care—24.9%
3,012	AMERIGROUP Corp.*	84,728
3,722	AMN Healthcare Services, Inc.*	90,631
1,942	Cerner Corp.*	103,392
4,826	Conceptus Inc*	99,802
3,462	Cytyc Corp.*	121,966
1,650	Dionex Corp.*	113,850
1,936	Forest Laboratories, Inc.*	103,015
2,156	Gen-Probe, Inc.*	110,193
1,210	IDEXX Laboratories, Inc.*	109,106
15,447	Incyte Corp.*	119,096
3,495	MedCath Corp.*	103,871
3,808	Medicines (The) Co.*	86,746
2,118	Mentor Corp.	82,411
1,916	Pediatrix Medical Group, Inc.*	109,308
4,886	PSS World Medical, Inc.*	98,209
4,422	Schering-Plough Corp.	140,309
4,506	Sciele Pharma, Inc.*	111,388

Number of Shares		Value
	Common Stocks (Continued)
1,956	Sepracor, Inc.*	$104,998
1,642	Stryker Corp.	106,631
2,588	Sunrise Senior Living, Inc.*	99,095
2,718	VCA Antech, Inc.*	107,171
5,870	ViroPharma, Inc.*	88,520
1,880	Waters Corp.*	111,728
1,302	WellCare Health Plans, Inc.*	104,928
4,730	Wright Medical Group, Inc.*	111,723
		2,622,815
	Industrials—19.0%
2,802	Administaff, Inc.	92,998
1,091	AMREP Corp.	65,744
2,004	Clean Harbors, Inc.*	93,226
1,968	Corrections Corp. of America*	111,782
1,790	Foster Wheeler Ltd. (Bermuda)*	123,207
3,522	Healthcare Services Group, Inc.	98,616
2,652	Herman Miller, Inc.	91,255
3,416	Horizon Lines, Inc., Class A	116,178
3,142	Hub Group, Inc., Class A*	113,112
2,698	IHS, Inc., Class A*	111,535
2,262	Jacobs Engineering Group, Inc.*	114,073
2,058	McDermott International, Inc. (Panama)*	110,432
894	Middleby (The) Corp.*	122,728
2,836	Perini Corp.*	120,814
3,152	RBC Bearings, Inc.*	119,808
3,084	Resources Connection, Inc.*	93,044
2,534	Robert Half International, Inc.	84,382
5,250	Steelcase, Inc., Class A	102,480
3,164	TeleTech Holdings, Inc.*	119,378
		2,004,792
	Information Technology—28.3%
5,942	Activision, Inc.*	118,840
2,594	Adobe Systems, Inc.*	107,807
1,674	Alliance Data Systems Corp.*	106,567
4,778	Altera Corp.	107,696
3,108	Amphenol Corp., Class A	109,122
3,204	Ansoft Corp.*	103,457
1,184	Apple, Inc.*	118,163
18,417	Atmel Corp.*	97,978
2,480	Autodesk, Inc.*	102,350
12,542	Brocade Communications Systems, Inc.*	122,536
7,142	C-COR, Inc.*	87,989
1,114	Cognizant Technology Solutions Corp., Class A*	99,592
3,126	Dolby Laboratories, Inc., Class A*	110,723
1,684	FactSet Research Systems, Inc.	103,583
2,932	Flir Systems, Inc.*	118,717
4,736	Gartner, Inc.*	119,489
2,092	Harris Corp.	107,424
1,922	MEMC Electronic Materials, Inc.*	105,479
5,866	Mentor Graphics Corp.*	94,912

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Aggressive Growth Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,834	MICROS Systems, Inc.*	$100,503
3,840	National Instruments Corp.	106,982
5,082	NetRatings, Inc.*	105,756
3,228	NVIDIA Corp.*	106,169
2,486	Paychex, Inc.	92,231
3,114	Polycom, Inc.*	103,696
2,724	Syntel, Inc.	95,503
3,164	THQ, Inc.*	105,583
2,230	WebEx Communications, Inc.*	126,531
		2,985,378
	Materials—2.0%
2,402	Ecolab, Inc.	103,262
1,933	Innospec, Inc.	103,783
		207,045
	Telecommunication Services—1.0%
1,478	U.S. Cellular Corp.*	107,155
	Utilities—1.1%
2,198	Allegheny Energy, Inc.*	117,505
	Total Common Stocks (Cost $9,963,387)	10,595,163
	Money Market Fund—0.1%
12,057	Liquid Assets Portfolio Private Class** (Cost $12,057)	12,057
	Total Investments (Cost $9,975,444)—100.5%	10,607,220
	Liabilities in excess of other assets—(0.5%)	(55,514)
	Net Assets—100.0%	$10,551,706

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$10,146,487	96.2%
Bermuda	123,207	1.2
Netherlands	120,490	1.1
Panama	110,432	1.0
Cayman Islands	106,604	1.0
Total Investments	10,607,220	100.5
Liabilities in excess of other assets	(55,514)	(0.5)
Net Assets	$10,551,706	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.5%
	Consumer Discretionary—4.9%
2,698	Autoliv, Inc.	$156,889
6,556	Helen of Troy Ltd. (Bermuda)*	148,821
2,904	International Speedway Corp., Class A	143,458
4,936	Newell Rubbermaid, Inc.	151,387
1,948	VF Corp.	171,054
		771,609
	Consumer Staples—9.3%
2,446	Altria Group, Inc.	168,578
3,740	Campbell Soup Co.	146,234
6,138	ConAgra Foods, Inc.	150,872
5,002	Dean Foods Co.	182,223
2,740	General Mills, Inc.	164,126
3,320	H.J. Heinz Co.	156,405
3,100	J.M. Smucker (The) Co.	173,042
2,852	Universal Corp.	178,763
2,598	UST, Inc.	147,255
		1,467,498
	Energy—1.1%
2,084	Exxon Mobil Corp.	165,428
	Financials—46.5%
2,722	ACE Ltd. (Cayman Islands)	161,850
1,752	AMBAC Financial Group, Inc.	160,834
4,626	AMCORE Financial, Inc.	132,350
4,318	American Financial Group, Inc.	152,296
2,502	Ameriprise Financial, Inc.	148,794
2,904	Assurant, Inc.	167,067
2,964	Bank of America Corp.	150,868
4,932	Chittenden Corp.	143,324
2,956	Chubb (The) Corp.	159,121
3,974	City Holding Co.	150,893
2,486	Comerica, Inc.	153,908
5,230	Commerce (The) Group, Inc.	170,550
3,828	Delphi Financial Group, Inc., Class A	163,456
1,584	Everest Re Group Ltd. (Bermuda)	159,414
3,906	FBL Financial Group, Inc., Class A	151,318
4,054	GAMCO Investors, Inc., Class A	184,942
4,502	Harleysville Group, Inc.	137,491
1,624	Hartford Financial Services Group (The), Inc.	164,349
7,394	Horace Mann Educators Corp.	155,570
5,308	IPC Holdings, Ltd. (Bermuda)	159,134
3,070	JPMorgan Chase & Co.	159,947
4,010	KeyCorp	143,077
2,222	Lincoln National Corp.	158,095
3,554	Loews Corp.	168,175
2,400	MetLife, Inc.	157,680
2,852	Nationwide Financial Services, Inc., Class A	162,935
5,070	Ohio Casualty Corp.	160,415
6,846	Old Republic International Corp.	145,614
2,212	PartnerRe Ltd. (Bermuda)	159,308

Number of Shares		Value
	Common Stocks (Continued)
3,294	PMI Group (The), Inc.	$159,660
2,074	PNC Financial Services Group, Inc.	153,683
6,730	Progressive (The) Corp.	155,261
1,694	Prudential Financial, Inc.	160,930
2,670	Reinsurance Group of America, Inc.	166,368
2,740	RLI Corp.	152,591
2,296	Safeco Corp.	153,235
3,380	Safety Insurance Group, Inc.	135,403
6,296	Selective Insurance Group	164,200
4,668	State Auto Financial Corp.	140,273
1,802	SunTrust Banks, Inc.	152,125
2,956	Travelers (The) Cos., Inc.	159,920
6,603	United America Indemnity Ltd., Class A (Cayman Islands)*	164,943
3,284	Unitrin, Inc.	154,841
4,398	Wells Fargo & Co.	157,844
4,618	W.R. Berkley Corp.	150,039
2,150	XL Capital Ltd., Class A (Cayman Islands)	167,657
3,112	Zenith National Insurance Corp.	143,930
		7,335,678
	Health Care—5.3%
1,088	CIGNA Corp.	169,282
2,602	Hillenbrand Industries, Inc.	159,112
2,442	Johnson & Johnson	156,825
3,650	Merck & Co., Inc.	187,757
6,116	Pfizer, Inc.	161,829
		834,805
	Industrials—9.2%
2,306	Avery Dennison Corp.	143,433
2,657	Cascade Corp.	164,654
2,168	Cummins, Inc.	199,803
3,090	John H. Harland Co.	162,534
1,536	Lockheed Martin Corp.	147,671
2,104	Northrop Grumman Corp.	154,939
3,266	Pitney Bowes, Inc.	156,768
4,068	R.R. Donnelley & Sons Co.	163,534
2,292	Teleflex, Inc.	164,634
		1,457,970
	Information Technology—7.7%
5,410	Electronic Data Systems Corp.	158,188
3,904	Fair Isaac Corp.	139,412
7,730	Ingram Micro, Inc., Class A*	151,663
1,604	International Business Machines Corp.	163,944
2,466	Lexmark International, Inc., Class A*	134,397
3,252	NCR Corp.*	163,901
9,799	Photronics, Inc.*	147,475
8,764	Xerox Corp.*	162,134
		1,221,114

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Deep Value Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Materials—9.2%
4,564	Bemis Co., Inc.	$151,616
2,658	Cleveland-Cliffs, Inc.	184,173
2,958	E.I. du Pont de Nemours & Co.	145,445
4,214	International Paper Co.	158,952
2,432	Nucor Corp.	154,335
2,950	OM Group, Inc.*	154,964
6,122	Sensient Technologies Corp.	160,274
4,146	Sonoco Products Co.	176,785
1,682	United States Steel Corp.	170,790
		1,457,334
	Utilities—7.3%
7,870	Duke Energy Corp.	161,492
3,336	Edison International	174,640
3,286	Energen Corp.	184,179
3,450	Northwest Natural Gas Co.	175,295
3,280	PG&E Corp.	165,968
4,051	UIL Holdings Corp.	138,342
3,202	Wisconsin Energy Corp.	156,226
		1,156,142
	Total Common Stocks (Cost $15,352,764)	15,867,578
	Money Market Fund—0.7%
111,523	Liquid Assets Portfolio Private Class** (Cost $111,523)	111,523
	Total Investments (Cost $15,464,287)—101.2%	15,979,101
	Liabilities in excess of other assets—(1.2%)	(193,483)
	Net Assets—100.0%	$15,785,618

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$14,857,974	94.1%
Bermuda	626,677	4.0
Cayman Islands	494,450	3.1
Total Investments	15,979,101	101.2
Liabilities in excess of other assets	(193,483)	(1.2)
Net Assets	$15,785,618	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—18.9%
25,109	4Kids Entertainment, Inc.*	$408,523
22,261	A.C. Moore Arts & Crafts, Inc.*	457,018
10,300	Ambassadors International, Inc.	421,476
32,229	Audiovox Corp., Class A*	463,775
6,645	Avatar Holdings, Inc.*	498,840
16,755	Benihana, Inc., Class A*	489,916
42,054	Bluegreen Corp.*	464,697
33,368	Books-A-Million, Inc.	556,578
20,458	Carmike Cinemas, Inc.	511,041
58,715	Carriage Services, Inc. *	479,702
10,442	Churchill Downs, Inc.	487,537
45,852	Cobra Electronics Corp.	458,520
12,673	CSS Industries, Inc.	505,653
50,646	Cumulus Media, Inc., Class A*	475,566
27,293	Delta Apparel, Inc.	471,077
28,574	DG Fastchannel, Inc.*	519,761
11,582	Duckwall-ALCO Stores, Inc.*	440,695
17,135	E Com Ventures, Inc.*	538,210
54,585	Exide Technologies*	513,645
9,778	Fisher Communications, Inc.*	474,429
32,324	Fred's, Inc.	466,759
28,717	FTD Group, Inc.	512,598
25,631	Fuel Systems Solutions, Inc.*	433,164
30,188	Gaiam, Inc., Class A*	459,160
38,874	GameTech International, Inc.*	445,496
42,577	Gander Mountain Co.*	540,302
13,955	GenTek, Inc.*	457,166
24,919	G-III Apparel Group, Ltd.*	440,070
33,273	Gottschalks, Inc.*	443,862
45,567	Gray Television, Inc.	486,200
35,884	Great Wolf Resorts, Inc.*	455,368
78,745	Harris Interactive, Inc.*	474,045
64,173	Hartmarx Corp.*	422,258
33,938	Haverty Furniture Cos., Inc.	433,049
64,980	Hayes Lemmerz International, Inc.*	370,386
20,932	Helen of Troy Ltd. (Bermuda)*	475,156
23,685	Hooker Furniture Corp.	521,781
75,280	Interstate Hotels & Resorts, Inc.*	389,198
19,888	JAKKS Pacific, Inc.*	477,909
17,420	Jo-Ann Stores, Inc.*	521,729
39,301	K2, Inc.*	593,051
42,577	Lakes Entertainment, Inc.*	527,103
16,043	Landry's Restaurants, Inc.	476,477
33,890	Libbey, Inc.	632,048
17,325	Lithia Motors, Inc., Class A	466,909
46,754	LJ International, Inc. (British Virgin Islands)*	458,189
35,552	Lodgian, Inc.*	491,329
17,895	M/I Homes, Inc.	532,018
29,808	Monaco Coach Corp.	456,957
14,335	Mothers Work, Inc.*	501,725
16,138	Movado Group, Inc.	531,263

Number of Shares		Value
	Common Stocks (Continued)
39,919	Multimedia Games, Inc.*	$447,093
7,689	National Presto Industries, Inc.	454,343
126,638	Navarre Corp.*	538,212
24,635	O'Charleys, Inc.*	520,045
47,655	PC Mall, Inc.*	505,143
14,857	Perry Ellis International, Inc.*	493,252
38,162	Red Lion Hotels Corp.*	486,566
29,049	Rex Stores Corp.*	484,828
14,240	Shoe Carnival, Inc.*	447,706
102,336	Silverleaf Resorts, Inc.*	510,657
118,759	Spanish Broadcasting System, Inc., Class A*	404,968
20,458	Spartan Motors, Inc.	582,643
27,815	Standard Motor Products, Inc.	509,849
14,714	Steinway Musical Instruments	464,962
19,508	StoneMor Partners LP	508,183
45,852	Stoneridge, Inc.*	532,342
30,853	Stride Rite (The) Corp.	435,027
35,314	Sturm Ruger & Co., Inc.*	455,904
22,783	Superior Industries International, Inc.	520,592
25,489	Syms Corp. *	448,352
56,531	Syntax-Brillian Corp.*	403,631
25,347	Systemax, Inc.	431,659
26,296	Trump Entertainment Resorts, Inc.*	426,784
17,040	Universal Electronics, Inc.*	482,232
26,059	West Marine, Inc.*	383,067
		36,407,424
	Consumer Staples—3.0%
50,598	American Oriental Bioengineering, Inc.*	503,450
10,680	Andersons (The), Inc.	496,086
35,314	Cal-Maine Foods, Inc.	477,445
33,890	Chiquita Brands International, Inc.	502,589
14,145	Imperial Sugar Co.	420,955
23,306	MGP Ingredients, Inc.	464,022
13,765	Nash Finch Co.	536,422
27,055	National Beverage Corp.*	420,976
40,061	Prestige Brands Holdings, Inc.*	521,194
30,900	PriceSmart, Inc.	513,867
69,110	Schiff Nutrition International, Inc.*	487,225
17,705	Spartan Stores, Inc.	456,081
		5,800,312
	Energy—4.0%
12,958	Adams Resources & Energy, Inc.	486,573
30,141	Allis-Chalmers Energy, Inc.*	583,228
9,920	Atlas Pipeline Partners, LP	495,504
13,860	Bolt Technology Corp.*	562,993
34,982	Callon Petroleum Co.*	482,752
9,588	Dawson Geophysical Co.*	492,823
13,243	Global Partners LP	495,818
17,752	Gulf Island Fabrication, Inc.	533,093
48,747	Harvest Natural Resources, Inc.*	489,907
8,212	Hiland Partners LP	447,308

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
12,151	Martin Midstream Partners LP	$517,147
30,046	NGP Capital Resources Co.	469,919
46,659	OMNI Energy Services Corp.*	448,393
23,590	T-3 Energy Services, Inc.*	601,545
12,768	Trico Marine Services, Inc.*	494,249
		7,601,252
	Financials—25.0%
18,132	1st Source Corp.	448,586
27,435	Affirmative Insurance Holdings, Inc.	445,270
39,159	Affordable Residential Communities, Inc.*	459,335
54,538	Alesco Financial, Inc.	478,298
15,664	American Campus Communities, Inc.	479,632
11,866	American Physicians Capital, Inc.*	469,182
24,919	American Safety Insurance Holdings Ltd. (Bermuda)*	517,068
25,204	Amerisafe, Inc.*	507,357
48,605	Anworth Mortgage Asset Corp.	466,608
15,616	Arbor Realty Trust, Inc.	480,817
28,527	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	558,843
18,274	Bancorp (The), Inc.*	440,952
29,191	BankFinancial Corp.	464,137
11,439	Banner Corp.	426,903
14,097	Berkshire Hills Bancorp, Inc.	454,487
15,711	BRT Realty Trust	485,941
44,333	Capital Lease Funding, Inc.	495,200
3,085	Capital Southwest Corp.	477,558
47,560	Capstead Mortgage Corp.	477,978
29,334	Cedar Shopping Centers, Inc.	468,464
54,918	Centennial Bank Holdings, Inc.*	481,082
31,707	CFS Bancorp, Inc.	470,849
20,837	Citizens First Bancorp, Inc.	438,827
13,100	Community Trust Bancorp, Inc.	435,706
10,965	Crescent Banking Co.	458,885
57,433	Delta Financial Corp.	574,903
35,884	Dime Community Bancshares, Inc.	477,616
27,957	Donegal Group, Inc., Class A	424,108
32,134	Education Realty Trust, Inc.	457,588
18,417	EMC Insurance Group, Inc.	462,267
32,229	EZCORP, Inc., Class A*	488,269
39,112	Feldman Mall Properties, Inc.	450,961
23,685	Financial Institutions, Inc.	455,699
15,331	First Financial Corp.	437,240
22,119	First Place Financial Corp.	442,601
29,286	Flushing Financial Corp.	455,397
10,632	FPIC Insurance Group, Inc.*	489,710
26,581	Franklin Bank Corp.*	414,664
23,685	Gladstone Commercial Corp.	472,516
31,944	Gladstone Investment Corp.	457,758
14,002	Greene County Bancshares, Inc.	470,747
17,752	Heartland Financial USA, Inc.	454,629

Number of Shares		Value
	Common Stocks (Continued)
34,650	Hercules Technology Growth Capital, Inc.	$477,131
40,298	Hersha Hospitality Trust	478,740
14,524	Independent Bank Corp.	431,363
21,312	Integra Bank Corp.	484,209
16,993	International Assets Holding Corp.*	387,610
16,565	Intervest Bancshares Corp.*	421,745
44,855	Investors Real Estate Trust	473,220
25,489	Irwin Financial Corp.	408,589
9,113	ITLA Capital Corp.	463,943
15,189	James River Group, Inc.	471,315
24,967	JER Investors Trust, Inc.	439,669
23,828	Kite Realty Group Trust	476,560
32,229	KNBT Bancorp, Inc.	483,757
18,322	LTC Properties, Inc.	459,333
53,114	Luminent Mortgage Capital, Inc.	438,722
27,957	MainSource Financial Group, Inc.	451,506
28,384	MarketAxess Holdings, Inc.*	464,930
43,194	Meadowbrook Insurance Group, Inc.*	479,885
41,532	Medallion Financial Corp.	494,646
32,324	Medical Properties Trust, Inc.	460,294
23,875	Mercer Insurance Group, Inc.	445,746
61,658	MFA Mortgage Investments, Inc.	450,103
32,846	Mission West Properties	480,209
47,893	NexCen Brands, Inc.*	609,677
11,629	NYMAGIC, Inc.	476,208
16,660	Omega Financial Corp.	467,313
14,287	Oppenheimer Holdings, Inc., Class A (Canada)	557,192
40,298	Oriental Financial Group	466,248
41,532	Partners Trust Financial Group, Inc.	460,175
33,463	Patriot Capital Funding, Inc.	475,509
17,942	Peoples Financial Corp.	451,241
15,569	Pinnacle Financial Partners, Inc.*	455,705
50,598	PMA Capital Corp., Class A*	474,103
24,065	Presidential Life Corp.	457,476
38,637	Primus Guaranty Ltd. (Bermuda)*	467,121
20,458	ProCentury Corp.	463,169
33,558	Provident New York Bancorp	456,724
19,224	Renasant Corp.	447,342
21,027	Republic Bancorp, Inc., Class A	384,584
20,078	Resource America, Inc., Class A	443,925
29,429	Resource Capital Corp.	479,693
11,819	Safety Insurance Group, Inc.	473,469
20,932	SCPIE Holdings, Inc.*	456,946
25,821	SeaBright Insurance Holdings, Inc.*	479,496
23,590	Security Bank Corp.	466,374
18,464	Southwest Bancorp, Inc.	452,368
61,420	Specialty Underwriters' Alliance, Inc.*	501,187
25,536	Sun Bancorp, Inc.*	481,609
43,953	Superior Bancorp*	455,793
62,227	Supertel Hospitality, Inc.	500,305
19,129	SWS Group, Inc.	497,163

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
13,575	Taylor Capital Group, Inc.	$403,721
20,458	United America Indemnity Ltd., Class A (Cayman Islands)*	511,040
43,004	United Community Financial Corp.	443,801
19,888	United Western Bancorp, Inc.	467,567
24,302	Urstadt Biddle Properties, Inc., Class A	440,838
27,150	Wauwatosa Holdings, Inc.*	475,397
44,285	Westfield Financial, Inc.	447,279
36,833	Willow Financial Bancorp, Inc.	422,843
71,863	Winthrop Realty Trust	476,452
7,357	WSFS Financial Corp.	474,600
		48,019,516
	Health Care—7.4%
48,225	Albany Molecular Research, Inc.*	463,442
21,834	American Dental Partners, Inc.*	466,811
18,132	Arrhythmia Research Technology	417,943
24,730	Bradley Pharmaceuticals, Inc.*	485,450
19,318	Cambrex Corp.	468,655
27,245	Chindex International, Inc.*	547,352
27,530	Cholestech Corp.*	533,531
26,059	Cross Country Healthcare, Inc.*	513,102
56,484	CryoLife, Inc.*	556,367
16,471	Cynosure, Inc., Class A*	515,048
62,512	Cypress Bioscience, Inc.*	569,485
23,543	Gentiva Health Services, Inc.*	440,725
18,606	Greatbatch, Inc.*	540,132
40,678	Hanger Orthopedic Group, Inc.*	484,882
21,692	HMS Holdings Corp.*	480,695
120,847	I-trax, Inc.*	537,769
25,299	Lifecore Biomedical, Inc.*	468,537
42,577	Maxygen, Inc.*	456,851
17,420	MedCath Corp.*	517,722
20,458	Noven Pharmaceuticals, Inc.*	478,922
62,180	Osteotech, Inc.*	472,568
18,274	PharmaNet Development Group, Inc.*	498,697
27,150	Res-Care, Inc.*	485,985
20,837	Rochester Medical Corp.*	488,628
39,491	Savient Pharmaceuticals, Inc.*	454,147
56,199	Sonic Innovations, Inc.*	552,436
35,124	Synovis Life Technologies, Inc.*	450,641
75,850	Theragenics Corp.*	456,617
17,800	Zoll Medical Corp.*	430,226
		14,233,366
	Industrials—14.3%
32,514	Accuride Corp.*	475,030
7,215	Ameron International Corp.	498,845
16,423	Ampco-Pittsburgh Corp.	591,556
6,171	Amrep Corp.	371,864
17,230	Angelica Corp.	448,669
11,297	AZZ, Inc.*	645,059
30,188	Bowne & Co., Inc.	503,536

Number of Shares		Value
	Common Stocks (Continued)
16,423	CDI Corp.	$486,449
59,569	China Yuchai International Ltd. (Bermuda)	551,013
13,290	CIRCOR International, Inc.	483,756
23,068	Commercial Vehicle Group, Inc.*	453,517
39,634	Comfort Systems USA, Inc.	495,029
23,875	COMSYS IT Partners, Inc.*	543,395
23,495	Cornell Cos., Inc.*	562,000
21,929	Cubic Corp.	441,431
18,464	Ducommun, Inc.*	526,593
24,492	Eagle Bulk Shipping, Inc. (Marshall Islands)	551,560
17,467	Eastern (The) Co.	456,937
17,752	Ennis, Inc.	434,036
23,828	Exponent, Inc.*	503,962
81,308	ExpressJet Holdings, Inc.*	485,409
52,212	First Consulting Group, Inc.*	519,509
79,030	Frontier Airlines Holdings, Inc.*	467,858
14,809	Gorman-Rupp (The) Co.	474,925
18,132	Hardinge, Inc.	504,251
43,194	Hi-Shear Technology Corp.	479,885
11,107	Hurco Cos., Inc.*	489,930
30,378	Jinpan International Ltd. (British Virgin Islands)	654,342
18,749	Kadant, Inc.*	514,660
20,363	Kaman Corp.	505,002
34,507	Kforce, Inc.*	473,781
23,021	L.B. Foster Co., Class A*	529,023
12,626	Ladish Co., Inc.*	513,373
13,053	Layne Christensen Co.*	494,317
25,489	LMI Aerospace, Inc.*	496,016
34,365	LSI Industries, Inc.	541,592
29,903	Lydall, Inc.*	434,790
25,631	MFRI, Inc.*	478,787
64,790	Navios Maritime Holdings, Inc. (Marshall Islands)	566,913
23,021	P.A.M. Transportation Services, Inc.*	439,010
41,485	PeopleSupport, Inc.*	521,466
27,483	Pinnacle Airlines Corp.*	449,897
14,857	Powell Industries, Inc.*	467,847
12,721	Robbins & Myers, Inc.	488,868
24,730	Rush Enterprises, Inc., Class A*	514,384
53,826	Spherion Corp.*	460,212
13,718	Superior Essex, Inc.*	489,733
15,094	Tennant Co.	483,310
18,749	Titan International, Inc.	528,347
11,107	Twin Disc, Inc.	672,640
27,530	U.S. Xpress Enterprises, Inc., Class A*	394,230
18,132	Volt Information Sciences, Inc.*	463,454
17,277	Waste Industries USA, Inc.	453,694
47,798	Waste Services, Inc.*	472,244
62,512	WCA Waste Corp.*	566,359
		27,514,295

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—20.9%
29,998	Acacia Research - Acacia Technologies*	$447,570
28,764	Actel Corp.*	421,105
94,029	ActivIdentity Corp.*	468,264
68,350	Agile Software Corp.*	491,437
249,954	Alliance Fiber Optic Products, Inc.*	499,908
26,960	Anaren, Inc.*	510,083
69,110	AsiaInfo Holdings, Inc.*	531,456
27,008	Authorize.Net Holdings, Inc.*	476,421
41,580	Avici Systems, Inc.*	330,561
99,156	AXT, Inc.*	397,616
74,189	Bell Microproducts, Inc.*	504,485
90,137	Borland Software Corp.*	502,063
55,013	CalAmp Corp.*	458,258
82,020	Captaris, Inc.*	495,401
92,938	Carrier Access Corp.*	447,032
34,270	C-COR, Inc.*	422,206
68,730	ChipMOS TECHNOLOGIES Ltd. (Bermuda)*	475,612
60,329	Ciber, Inc.*	491,681
34,460	Cray, Inc.*	429,027
34,365	CTS Corp.	449,494
60,661	Datalink Corp.*	380,344
37,403	Digi International, Inc.*	476,888
46,991	Digimarc Corp.*	453,463
58,478	Ditech Networks, Inc.*	508,759
19,603	DTS, Inc.*	438,715
45,045	Echelon Corp.*	583,333
56,294	Edgewater Technology, Inc.*	495,387
24,635	EMS Technologies, Inc.*	462,645
49,981	eSpeed, Inc., Class A*	462,824
35,884	Exar Corp.*	483,716
76,704	Exfo Electro-Optical Engineering, Inc. (Canada)*	510,082
16,471	FARO Technologies, Inc.*	526,743
16,755	Forrester Research, Inc.*	431,944
44,760	Gerber Scientific, Inc.*	448,048
28,384	GigaMedia Ltd. (Singapore)*	399,647
44,380	Globecomm Systems, Inc.*	594,247
29,856	Greenfield Online, Inc.*	488,444
20,363	Hutchinson Technology, Inc.*	386,897
31,944	Infocrossing, Inc.*	510,785
44,380	Internet Capital Group, Inc.*	531,229
28,100	Interwoven, Inc.*	429,087
126,638	Iomega Corp.*	505,286
31,612	JDA Software Group, Inc.*	562,694
62,085	KEMET Corp.*	526,481
35,409	Keynote Systems, Inc.*	481,562
118,759	Leadis Technology, Inc.*	410,906
57,766	Merix Corp.*	430,934
32,134	Methode Electronics, Inc.	484,581
133,805	MRV Communications, Inc.*	464,303

Number of Shares		Value
	Common Stocks (Continued)
114,724	Napster, Inc.*	$465,779
32,182	NCI, Inc., Class A*	474,041
37,166	Ness Technologies, Inc.*	495,794
52,497	Netscout Systems, Inc.*	432,050
48,984	Network Equipment Technologies, Inc.*	526,578
29,618	Novatel Wireless, Inc.*	538,751
45,092	NU Horizons Electronics Corp.*	509,540
26,438	Oplink Communications, Inc.*	438,078
35,172	OPNET Technologies, Inc.*	395,685
17,942	OSI Systems, Inc.*	473,848
49,791	Pacific Internet Ltd. (Singapore)*	491,437
33,226	PC Connection, Inc.*	426,290
46,706	PC-Tel, Inc.*	466,593
51,358	Pegasystems, Inc.	488,928
52,782	Perceptron, Inc.*	473,982
48,557	Pericom Semiconductor Corp.*	486,056
28,052	Qiao Xing Universal Telephone, Inc. (British Virgin Islands)*	462,858
50,836	Richardson Electronics, Ltd.	445,832
27,245	Rudolph Technologies, Inc.*	470,521
79,173	S1 Corp.*	514,625
160,434	Safeguard Scientifics, Inc.*	482,906
58,335	SeaChange International, Inc.*	501,681
56,816	SonicWALL, Inc.*	463,619
38,637	Spectrum Control, Inc.*	526,236
34,080	SRS Labs, Inc.*	449,856
67,449	STEC, Inc.*	542,290
64,031	Stratos International, Inc.*	514,169
59,522	SumTotal Systems, Inc.*	473,795
84,204	SupportSoft, Inc.*	452,176
22,356	SYNNEX Corp.*	437,060
127,682	TeleCommunication Systems, Inc., Class A*	514,558
24,540	Telvent GIT, S.A. (Spain)*	466,996
17,467	Tessco Technologies, Inc.*	497,810
37,830	Tollgrade Communications, Inc.*	452,069
27,435	Ultra Clean Holdings, Inc.*	401,648
25,584	Vignette Corp.*	473,816
		40,247,605
	Materials—4.3%
20,173	A. Schulman, Inc.	467,207
36,596	Buckeye Technologies, Inc.*	463,671
31,470	Chesapeake Corp.	464,497
77,369	ICO, Inc.*	512,956
8,259	Innospec, Inc.	443,426
33,511	Landec Corp.*	425,925
39,729	Mercer International, Inc.*	487,078
11,914	Northwest Pipe Co.*	425,926
10,727	Novamerican Steel, Inc. (Canada)*	539,567
15,331	Olympic Steel, Inc.	510,216
77,843	PolyOne Corp.*	510,650
70,344	Pope & Talbot, Inc.*	522,656

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
19,129	Schweitzer-Mauduit International, Inc.	$525,091
18,084	Stepan Co.	517,926
32,989	Tronox, Inc., Class A	466,135
10,015	Universal Stainless & Alloy Products, Inc.*	446,068
20,030	Wheeling-Pittsburgh Corp.*	483,524
		8,212,519
	Telecommunication Services—1.3%
18,179	Atlantic Tele-Network, Inc.	458,838
19,698	CT Communications, Inc.	480,828
35,647	D&E Communications, Inc.	519,733
57,576	Gilat Satellite Networks Ltd. (Israel)*	525,094
43,573	InPhonic, Inc.*	415,686
		2,400,179
	Utilities—0.7%
16,471	Central Vermont Public Service Corp.	530,366
121,464	Star Gas Partners LP*	493,144
103,475	U.S. Energy Systems, Inc.*	399,413
		1,422,923
	Total Common Stocks (Cost $178,446,306)	191,859,391
	Rights—0.0%
91,636	Hayes Lemmerz International, Inc. - Rights* (Cost $0)	—
	Money Market Fund—0.1%
257,574	Liquid Assets Portfolio Private Class** (Cost $257,574)	257,574
	Total Investments (Cost $178,703,880)—99.9%	192,116,965
	Other assets less liabilities—0.1%	193,225
	Net Assets—100.0%	$192,310,190

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$182,377,235	94.8%
Bermuda	2,485,970	1.3
Canada	1,606,841	0.8
British Virgin Islands	1,575,389	0.8
Marshall Islands	1,118,473	0.6
Singapore	891,084	0.5
Panama	558,843	0.3
Israel	525,094	0.3
Cayman Islands	511,040	0.3
Spain	466,996	0.2
Total investments	192,116,965	99.9
Other assets less liabilities	193,225	0.1
Net Assets	$192,310,190	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.7%
	Consumer Discretionary—19.0%
6,368	Ambassadors International, Inc.	$260,579
11,735	American Greetings Corp., Class A	298,656
6,087	Arbitron, Inc.	299,967
16,046	Arctic Cat, Inc.	285,619
18,543	Audiovox Corp., Class A*	266,834
42,765	Blockbuster, Inc., Class A*	265,143
21,748	Bluegreen Corp.*	240,315
15,485	Books-A-Million, Inc.	258,290
7,786	Brown Shoe Co., Inc.	210,066
8,485	Buckle (The), Inc.	302,236
5,680	Buffalo Wild Wings, Inc.*	370,790
9,510	Build-A-Bear-Workshop, Inc.*	262,000
14,286	Centerplate, Inc.	255,148
29,043	China Automotive Systems, Inc.*	218,113
4,706	Chipotle Mexican Grill, Inc., Class A*	306,972
4,466	Deckers Outdoor Corp.*	338,210
27,359	dELiA*s, Inc.*	235,561
53,102	Denny's Corp.*	249,048
5,520	Dick's Sporting Goods, Inc.*	309,617
12,893	Dress Barn (The), Inc.*	256,700
7,109	DSW, Inc., Class A*	275,545
15,316	FTD Group, Inc.	273,391
22,936	Gaiam, Inc., Class A*	348,857
42,215	Home Solutions of America, Inc.*	200,099
15,410	iRobot Corp.*	244,248
7,840	J. Crew Group, Inc.*	317,442
11,222	Jo-Ann Stores, Inc.*	336,099
11,665	Kimball International, Inc., Class B	209,970
8,934	K-Swiss, Inc., Class A	258,014
22,035	La-Z-Boy, Inc.	257,589
10,395	LodgeNet Entertainment Corp.*	354,262
21,599	Lodgian, Inc.*	298,498
15,532	Martha Stewart Living Omnimedia, Inc., Class A	295,263
36,599	Mediacom Communications Corp., Class A*	315,849
10,716	Modine Manufacturing Co.	247,861
27,631	Multimedia Games, Inc.*	309,467
12,474	Netflix, Inc.*	276,549
14,933	Noble International, Ltd.	243,259
21,485	Outdoor Channel Holdings, Inc.*	221,295
12,256	Riviera Holdings Corp.*	366,822
23,715	Sinclair Broadcast Group, Inc., Class A	387,266
8,823	Stage Stores, Inc.	194,547
10,150	Standard-Pacific Corp.	211,627
39,336	Stewart Enterprises, Inc., Class A	295,807
29,856	Technical Olympic USA, Inc.	130,471
14,237	Town Sports International Holdings, Inc.*	324,461
12,014	Tupperware Brands Corp.	337,834
9,945	Warnaco Group (The), Inc.*	281,245
17,688	World Wrestling Entertainment, Inc., Class A	300,873
		13,604,374

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Staples—3.6%
6,936	Andersons (The), Inc.	$322,177
14,684	Elizabeth Arden, Inc.*	330,537
4,855	Green Mountain Coffee Roasters, Inc.*	296,738
8,896	Imperial Sugar Co.	264,745
25,911	Pathmark Stores, Inc.*	326,997
9,368	Sanderson Farms, Inc.	370,317
28,978	Topps (The) Co., Inc.	287,172
18,973	Wild Oats Markets, Inc.*	342,083
		2,540,766
	Energy—8.5%
15,808	Allis-Chalmers Energy, Inc.*	305,885
9,137	Bill Barrett Corp.*	337,155
8,792	Copano Energy LLC	343,416
7,571	Dril-Quip, Inc.*	382,336
23,939	Exploration Co. of Delaware (The)*	248,247
7,444	GMX Resources, Inc.*	249,374
7,826	Goodrich Petroleum Corp.*	274,927
7,799	Gulf Island Fabrication, Inc.	234,204
7,914	GulfMark Offshore, Inc.*	379,081
8,880	Markwest Energy Partners, LP	333,000
15,253	Matrix Service Co.*	372,173
7,866	Nordic American Tanker Shipping Ltd. (Bermuda)	302,998
17,063	Pacific Ethanol, Inc.*	252,532
14,442	Parallel Petroleum Corp.*	333,755
3,884	Penn Virginia Corp.	310,914
8,215	Teekay LNG Partners, LP (Marshall Islands)	316,688
8,570	Trico Marine Services, Inc.*	331,745
20,708	USEC, Inc.*	417,680
6,948	Williams Partners LP	333,018
		6,059,128
	Financials—12.1%
13,213	21st Century Insurance Group	274,963
7,253	American Physicians Capital, Inc.*	286,784
17,743	Amerisafe, Inc.*	357,167
7,997	Argonaut Group, Inc.*	268,779
21,446	Brookline Bancorp, Inc.	255,636
13,788	CNA Surety Corp.*	284,584
3,982	Downey Financial Corp.	266,595
16,944	EZCORP, Inc., Class A*	256,702
21,521	First Commonwealth Financial Corp.	239,529
36,043	Friedman, Billings, Ramsey Group, Inc., Class A	200,039
15,387	Knight Capital Group, Inc., Class A*	249,269
22,307	MarketAxess Holdings, Inc.*	365,389
14,263	MCG Capital Corp.	251,314
7,954	MI Developments, Inc., Class A (Cananda)	308,615
6,060	Navigators Group (The), Inc.*	309,605
6,936	NYMAGIC, Inc.	284,029
9,607	Ohio Casualty Corp.	303,965

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
24,761	Partners Trust Financial Group, Inc.	$274,352
19,353	Phoenix (The) Cos., Inc.	288,360
4,152	Piper Jaffray Cos., Inc.*	264,939
5,851	Potlatch Corp.	253,875
5,603	ProAssurance Corp.*	301,666
8,043	Provident Bankshares Corp.	257,698
5,042	RLI Corp.	280,789
26,133	Sanders Morris Harris Group, Inc.	304,972
15,527	SeaBright Insurance Holdings, Inc.*	288,336
9,570	TierOne Corp.	232,455
22,162	TradeStation Group, Inc.*	269,933
12,106	United America Indemnity Ltd., Class A (Cayman Islands)*	302,408
8,406	United Fire & Casualty Co.	308,920
6,465	World Acceptance Corp.*	277,542
		8,669,209
	Health Care—16.3%
6,309	Adams Respiratory Therapeutics, Inc.*	236,651
18,642	Alkermes, Inc.*	306,288
11,248	AMN Healthcare Services, Inc.*	273,889
4,792	Analogic Corp.	293,750
18,064	Applera Corp. - Celera Group*	252,896
17,470	Aspect Medical Systems, Inc.*	268,339
15,098	BioMarin Pharmaceuticals, Inc.*	243,984
13,880	Bradley Pharmaceuticals, Inc.*	272,464
6,029	CorVel Corp.*	163,928
34,014	Cypress Bioscience, Inc.*	309,868
26,156	Dendrite International, Inc.*	415,880
28,167	Diversa Corp.*	204,774
13,618	FoxHollow Technologies, Inc.*	303,545
13,526	Given Imaging Ltd. (Israel)*	331,252
14,511	HMS Holdings Corp.*	321,564
7,264	Illumina, Inc.*	237,024
7,960	inVentiv Health, Inc.*	302,082
6,875	Inverness Medical Innovations, Inc.*	275,344
27,123	Isis Pharmaceuticals, Inc.*	277,468
12,200	Martek Biosciences Corp.*	263,398
9,729	MedCath Corp.*	289,146
9,308	Medicines (The) Co.*	212,036
7,445	Medicis Pharmaceutical Corp., Class A	226,328
14,289	MGI Pharma, Inc.*	314,644
11,923	Micrus Endovascular Corp.*	265,048
22,695	Nektar Therapeutics*	280,737
8,310	Omrix Biopharmaceuticals, Inc.*	295,005
34,201	OraSure Technologies, Inc.*	254,797
31,656	Pain Therapeutics, Inc.*	245,967
13,918	PharmaNet Development Group, Inc.*	379,822
8,928	Pharmion Corp.*	270,429
20,435	Quidel Corp.*	285,681
19,038	Savient Pharmaceuticals, Inc.*	218,937
14,632	Somanetics Corp.*	276,545

Number of Shares		Value
	Common Stocks (Continued)
8,657	SonoSite, Inc.*	$250,880
21,700	Trimeris, Inc.*	166,439
13,668	TriZetto Group (The), Inc.*	266,253
27,233	Visicu, Inc.*	248,637
14,234	Volcano Corp.*	287,242
5,721	WebMD Health Corp., Class A*	297,492
13,051	Wright Medical Group, Inc.*	308,265
8,658	Zoll Medical Corp.*	209,264
17,662	ZymoGenetics, Inc.*	264,224
		11,668,206
	Industrials—11.0%
9,458	AAR CORP.*	288,847
10,717	ABM Industries, Inc.	301,576
8,939	Aircastle Ltd. (Bermuda)	298,563
5,730	Alexander & Baldwin, Inc.	306,268
7,497	A.O. Smith Corp.	285,636
22,595	Casella Waste Systems, Inc., Class A*	210,134
14,220	Central Parking Corp.	318,244
17,584	Chart Industries, Inc.*	331,458
8,231	CLARCOR, Inc.	259,606
5,054	Copa Holdings SA, Class A (Panama)	307,688
5,999	CoStar Group, Inc.*	292,811
9,672	Fuel Tech. Inc.*	243,154
18,808	GenCorp, Inc.*	250,523
10,108	Genesee & Wyoming, Inc., Class A*	274,837
14,686	Hexcel Corp.*	318,686
12,169	Houston Wire & Cable Co*	358,742
17,781	Hudson Highland Group, Inc.*	290,008
8,102	Layne Christensen Co.*	306,823
9,582	McGrath RentCorp	288,897
12,227	PeopleSupport, Inc.*	153,693
8,539	PW Eagle, Inc.	277,005
9,132	Superior Essex, Inc.*	326,012
10,366	TeleTech Holdings, Inc.*	391,109
5,051	Triumph Group, Inc.	307,151
7,409	Viad Corp.	302,584
7,914	Volt Information Sciences, Inc.*	202,282
4,996	Washington Group International, Inc.*	334,332
		7,826,669
	Information Technology—19.5%
16,002	Actel Corp.*	234,269
36,387	AsiaInfo Holdings, Inc.*	279,816
21,460	Bottomline Technologies, Inc.*	266,533
20,242	C-COR, Inc.*	249,381
14,474	Cohu, Inc.	297,875
13,315	Color Kinetics, Inc.*	269,629
8,687	CommScope, Inc.*	405,249
12,449	Covansys Corp.*	415,797
7,984	Daktronics, Inc.	181,876
8,303	Dolby Laboratories, Inc., Class A*	294,092
37,354	Echelon Corp.*	483,734

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
21,653	Exar Corp.*	$291,882
11,337	FARO Technologies, Inc.*	362,557
9,094	FLIR Systems, Inc.*	368,216
20,108	Greenfield Online, Inc.*	328,967
30,950	Harmonic, Inc.*	255,956
12,694	Hutchinson Technology, Inc.*	241,186
12,766	i2 Technologies, Inc.*	325,022
12,079	InfoSpace, Inc.*	309,947
13,556	Interactive Intelligence, Inc.*	198,867
43,682	Intervoice, Inc.*	277,818
13,113	Intevac, Inc.*	318,777
4,892	Itron, Inc.*	329,427
9,354	Knot (The), Inc.*	199,521
29,297	Kulicke & Soffa Industries, Inc.*	292,384
14,315	Liquidity Services, Inc.*	298,897
23,297	Marchex, Inc., Class B	297,969
14,972	Mentor Graphics Corp.*	242,247
22,040	Mercury Computer Systems, Inc.*	299,083
57,431	Microtune, Inc.*	247,528
15,605	NetRatings, Inc.*	324,740
34,162	NetScout Systems, Inc.*	281,153
24,649	Nuance Communications, Inc.*	379,841
21,749	OPNET Technologies, Inc.*	244,676
16,545	PC Connection, Inc.*	212,272
16,773	Photronics, Inc.*	252,434
28,767	SeaChange International, Inc.*	247,396
25,281	Semitool, Inc.*	262,417
7,925	SINA Corp. (Cayman Islands)*	273,254
20,481	Smith Micro Software, Inc.*	325,443
43,358	SupportSoft, Inc.*	232,833
7,625	Tech Data Corp.*	270,993
16,098	Techwell, Inc.*	229,718
18,444	Tekelec*	264,487
20,688	Tyler Technologies, Inc.*	247,222
6,492	VistaPrint Ltd. (Bermuda)*	242,671
19,687	WebSide Story, Inc.*	219,707
13,500	Xyratex Ltd. (Bermuda)*	302,130
18,260	Zygo Corp.*	292,343
		13,970,232
	Materials—6.0%
16,200	Chesapeake Corp.	239,112
9,053	Compass Minerals International, Inc.	310,880
12,450	Headwaters, Inc.*	269,792
5,420	Innospec, Inc.	291,000
11,077	Koppers Holdings, Inc.	320,568
23,111	Landec Corp.*	293,741
23,053	Mercer International, Inc.*	282,630
6,746	Metal Management, Inc.	324,280
5,060	NewMarket Corp.	238,478
17,095	Olin Corp.	293,008
8,566	Rock-Tenn Co., Class A	327,735

Number of Shares		Value
	Common Stocks (Continued)
14,551	Symyx Technologies, Inc.*	$167,482
20,374	Terra Industries, Inc.*	359,397
3,830	Texas Industries, Inc.	291,731
11,645	Wheeling-Pittsburgh Corp.*	281,110
		4,290,944
	Telecommunication Services—1.6%
17,578	Alaska Communications Systems Group, Inc.	279,490
9,452	Atlantic Tele-Network, Inc.	238,569
9,766	Cbeyond, Inc.*	339,661
28,937	Dobson Communications Corp., Class A*	263,616
		1,121,336
	Utilities—2.1%
11,148	Avista Corp.	262,981
11,564	El Paso Electric Co.*	305,290
6,208	Nicor, Inc.	318,098
7,204	Southwest Gas, Corp.	272,960
7,323	Suburban Propane Partners, L.P.	358,827
		1,518,156
	Total Common Stocks (Cost $68,935,496)	71,269,020
	Money Market Fund—0.0%
24,193	Liquid Assets Portfolio Private Class** (Cost $24,193)	24,193
	Total Investments (Cost $68,959,689)—99.7%	71,293,213
	Other assets less liabilities—0.3%	236,726
	Net Assets—100.0%	$71,529,939

*  Non-income producing security.

**  Affiliated Investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$68,306,946	95.5%
Bermuda	1,146,362	1.6
Cayman Islands	575,662	0.8
Israel	331,252	0.5
Marshall Islands	316,688	0.5
Canada	308,615	0.4
Panama	307,688	0.4
Total investments	71,293,213	99.7
Other assets less liabilities	236,726	0.3
Net Assets	$71,529,939	100.0%

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2007

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares Dynamic Large Cap Portfolio
ASSETS:
Unaffiliated investment at value	$277,707,840	$291,988,288	$189,550,403	$108,658,796	$61,384,120	$117,685,364	$10,848,238
Affiliated investment at value	157,501	—	—	191,310	—	—	43,653
Cash	—	48,490	364,941	545,223	13,982	6,008	—
Receivables:
Dividends	39,066	309,188	5,953	42,029	8,296	78,031	7,355
Due from Adviser	25,724	61,118	16,751	15,604	11,838	16,653	5,873
Capital stock sold	—	—	2,153,820	—	—	1,912,120	—
Investments sold	—	—	—	—	—	—	—
Other assets	8,167	8,167	8,168	8,167	8,167	8,168	10,496
Total Assets	277,938,298	292,415,251	192,100,036	109,461,129	61,426,403	119,706,344	10,915,615
LIABILITIES:
Due to custodian	123,652	—	—	—	—	—	64,555
Payables:
Investments purchased	—	—	2,155,704	—	—	1,911,480	—
Accrued advisory fees	111,880	121,447	73,306	43,469	25,189	46,606	5,078
Accrued expenses	105,217	163,906	76,967	61,331	54,483	68,396	47,505
Total Liabilities	340,749	285,353	2,305,977	104,800	79,672	2,026,482	117,138
NET ASSETS	$277,597,549	$292,129,898	$189,794,059	$109,356,329	$61,346,731	$117,679,862	$10,798,477
NET ASSETS CONSIST OF:
Paid-in capital	$270,900,675	$271,074,705	$182,763,778	$102,757,546	$73,181,268	$119,987,051	$10,161,099
Undistributed net investment income	—	1,248,210	—	298,057	—	25,537	18,586
Accumulated net realized (loss) on investments	(13,829,057)	(1,729,259)	(11,084,493)	(3,723,275)	(16,490,906)	(7,431,615)	(17,445)
Net unrealized appreciation on investments	20,525,931	21,536,242	18,114,774	10,024,001	4,656,369	5,098,889	636,237
Net Assets	$277,597,549	$292,129,898	$189,794,059	$109,356,329	$61,346,731	$117,679,862	$10,798,477
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,900,000	14,100,000	9,000,000	5,400,000	3,300,000	6,300,000	400,000
Net asset value	$17.46	$20.72	$21.09	$20.25	$18.59	$18.68	$27.00
Unaffiliated investments at cost	$257,181,909	$270,452,046	$171,435,629	$98,634,795	$56,727,751	$112,586,475	$10,212,001
Affiliated investments at cost	$157,501	—	—	191,310	—	—	43,653

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
ASSETS:
Unaffiliated investment at value	$11,226,868	$8,032,453	$10,595,163	$15,867,578	$191,859,391	$71,269,020
Affiliated investment at value	48,241	29,042	12,057	111,523	257,574	24,193
Cash	—	—	—	—	—	294,882
Receivables:
Dividends	2,895	4,032	1,094	9,764	77,509	18,189
Due from Adviser	5,972	8,195	7,530	7,251	19,966	16,405
Capital stock sold	—	—	—	—	—	—
Investments sold	—	—	—	—	457,769	—
Other assets	11,106	10,494	8,245	9,781	7,152	—
Total Assets	11,295,082	8,084,216	10,624,089	16,005,897	192,679,361	71,622,689
LIABILITIES:
Due to custodian	52,922	27,951	20,859	166,237	188,657	—
Payables:
Investments purchased	—	—	—	—	—	—
Accrued advisory fees	4,558	4,096	4,337	6,430	79,376	29,523
Accrued expenses	47,184	47,033	47,187	47,612	101,138	63,227
Total Liabilities	104,664	79,080	72,383	220,279	369,171	92,750
NET ASSETS	$11,190,418	$8,005,136	$10,551,706	$15,785,618	$192,310,190	$71,529,939
NET ASSETS CONSIST OF:
Paid-in capital	$10,483,821	$8,137,235	$10,121,826	$15,234,712	$200,743,714	$75,969,670
Undistributed net investment income	16,473	193	—	88,918	257,890	—
Accumulated net realized (loss) on investments	(77,148)	(420,785)	(201,896)	(52,826)	(22,104,499)	(6,773,255)
Net unrealized appreciation on investments	767,272	288,493	631,776	514,814	13,413,085	2,333,524
Net Assets	$11,190,418	$8,005,136	$10,551,706	$15,785,618	$192,310,190	$71,529,939
Shares outstanding (unlimited amount authorized, $0.01 par value)	400,000	300,000	400,000	600,000	10,500,000	2,600,000
Net asset value	$27.98	$26.68	$26.38	$26.31	$18.32	$27.51
Unaffiliated investments at cost	$10,459,596	$7,743,960	$9,963,387	$15,352,764	$178,446,306	$68,935,496
Affiliated investments at cost	48,241	29,042	12,057	111,523	257,574	24,193

Statements of Operations

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares Dynamic Large Cap Portfolio
	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	For the period December 01, 2006* through April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$1,444,978	$6,705,962	$543,334	$1,577,593	$209,802	$1,064,678	$109,030
Affiliated dividend income	4,208	16,144	18,787	9,109	75	6,982	486
Foreign withholding taxes	—	—	—	—	—	(243)	—
Total Income	1,449,186	6,722,106	562,121	1,586,702	209,877	1,071,417	109,516
EXPENSES:
Advisory fees	959,057	1,274,562	582,772	349,618	332,868	392,569	30,709
Printing	89,660	148,642	52,076	30,392	31,940	35,405	3,262
Administration fees	59,999	60,051	59,999	59,999	59,999	59,999	921
Licensing	57,543	76,474	34,966	20,977	19,972	23,554	3,071
Accounting	54,999	54,998	54,998	54,998	54,998	54,998	614
Audit	16,500	16,500	16,500	16,500	16,500	16,500	16,500
Custodian & transfer agent fees	15,582	19,185	13,230	11,201	13,681	13,711	1,508
Listing fee and expenses	10,348	10,209	10,238	10,132	10,282	10,154	10,001
Legal	9,162	11,302	5,881	3,515	4,829	3,880	5,000
Trustees	7,492	11,884	4,542	2,648	2,428	3,097	317
Registration & filings	5,644	8,121	3,472	1,961	—	2,137	425
Offering costs	—	—	—	—	—	—	4,526
Other expenses	14,127	18,366	13,335	11,722	14,931	14,181	12,419
Total Expenses	1,300,113	1,710,294	852,009	573,663	562,428	630,185	89,273
Less fees waived:
Advisory	(91,092)	(97,962)	(116,666)	(132,535)	(142,404)	(134,256)	(30,709)
Other fees assumed by the Adviser	—	—	—	—	—	—	(13,397)
Net Expenses	1,209,021	1,612,332	735,343	441,128	420,024	495,929	45,167
Net Investment Income (Loss)	240,165	5,109,774	(173,222)	1,145,574	(210,147)	575,488	64,349
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(11,183,241)	(1,507,094)	(10,112,923)	(3,017,108)	(13,877,331)	(5,655,420)	(17,445)
In-kind redemptions	10,897,165	26,157,333	12,789,122	7,709,436	10,521,127	12,251,981	282,942
Net realized gain (loss)	(286,076)	24,650,239	2,676,199	4,692,328	(3,356,204)	6,596,561	265,497
Net change in unrealized appreciation/ depreciation on investments	16,420,488	16,864,450	13,821,191	7,757,823	(1,366,638)	1,084,508	636,237
Net realized and unrealized gain (loss) on investments	16,134,412	41,514,689	16,497,390	12,450,151	(4,722,842)	7,681,069	901,734
Net increase (decrease) in net assets resulting from operations	$16,374,577	$46,624,463	$16,324,168	$13,595,725	$(4,932,989)	$8,256,557	$966,083

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
	For the period December 01, 2006* through April 30, 2007	For the period December 01, 2006* through April 30, 2007	For the period December 20, 2006* through April 30, 2007	For the period December 20, 2006* through April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$91,261	$44,510	$10,755	$171,897	$1,712,452	$571,618
Affiliated dividend income	402	310	130	811	3,772	1,325
Foreign withholding taxes	—	(23)	—	—	(1,433)	(477)
Total Income	91,663	44,797	10,885	172,708	1,714,791	572,466
EXPENSES:
Advisory fees	27,683	28,828	22,379	27,514	806,124	315,967
Printing	3,346	3,268	3,226	3,194	74,850	34,860
Administration fees	830	865	671	825	59,999	44,939
Licensing	2,768	2,883	2,238	2,752	161,225	63,193
Accounting	554	576	448	550	54,998	40,520
Audit	16,500	16,500	16,500	16,500	16,500	16,500
Custodian & transfer agent fees	1,477	3,670	1,424	1,475	26,465	7,924
Listing fee and expenses	10,001	10,001	10,000	10,000	10,373	10,140
Legal	5,000	5,000	5,000	5,000	6,398	2,369
Trustees	297	317	261	310	6,441	2,486
Registration & filings	422	426	417	420	3,929	2,456
Offering costs	4,558	4,526	3,855	3,928	7,803	6,773
Other expenses	12,234	12,333	12,235	12,884	22,655	15,149
Total Expenses	85,670	89,193	78,654	85,352	1,257,760	563,276
Less fees waived:
Advisory	(27,683)	(28,828)	(22,379)	(27,514)	(120,775)	(112,053)
Other fees assumed by the Adviser	(16,907)	(17,728)	(22,792)	(16,959)	—	—
Net Expenses	41,080	42,637	33,483	40,879	1,136,985	451,223
Net Investment Income (Loss)	50,583	2,160	(22,598)	131,829	577,806	121,243
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(77,148)	(421,666)	(201,896)	(52,826)	(17,555,594)	(6,727,499)
In-kind redemptions	671,650	775,063	407,050	286,927	23,844,722	8,342,942
Net realized gain (loss)	594,502	353,397	205,154	234,101	6,289,128	1,615,443
Net change in unrealized appreciation/ depreciation on investments	767,272	288,493	631,776	514,814	1,294,918	(234,214)
Net realized and unrealized gain (loss) on investments	1,361,774	641,890	836,930	748,915	7,584,046	1,381,229
Net increase (decrease) in net assets resulting from operations	$1,412,357	$644,050	$814,332	$880,744	$8,161,852	$1,502,472

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio		PowerShares Dynamic Large Cap Value Portfolio		PowerShares Dynamic Mid Cap Growth Portfolio
	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2007	For the year ended April 30, 2006
OPERATIONS:
Net investment income (loss)	$240,165	$(25,037)	$5,109,774	$706,423	$(173,222)	$711,633
Net realized gain (loss) on investments	(286,076)	1,512,408	24,650,239	1,817,524	2,676,199	4,852,586
Net change in unrealized appreciation/depreciation of investments	16,420,488	4,485,766	16,864,450	4,964,860	13,821,191	4,866,054
Net increase (decrease) in net assets resulting from operations	16,374,577	5,973,137	46,624,463	7,488,807	16,324,168	10,430,273
Undistributed net investment income (loss) included in the price of units issued and redeemed	32,897	—	339,753	—	117,894	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(240,165)	(12,532)	(3,984,387)	(613,947)	(711,633)	—
Tax return of capital	(3,527)	—	—	—	(9,929)	—
Total distributions to shareholders	(243,692)	(12,532)	(3,984,387)	(613,947)	(721,562)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	289,938,897	170,931,671	482,570,049	98,229,981	199,694,174	147,620,675
Value of shares repurchased	(177,221,894)	(36,609,670)	(323,612,201)	(24,738,806)	(128,827,369)	(63,075,340)
Net income equalization	(32,897)	—	(339,753)	—	(117,894)	—
Net increase (decrease) in net assets resulting from share transactions	112,684,106	134,322,001	158,618,095	73,491,175	70,748,911	84,545,335
Increase (Decrease) in Net Assets	128,847,888	140,282,606	201,597,924	80,366,035	86,469,411	94,975,608
NET ASSETS:
Beginning of period	148,749,661	8,467,055	90,531,974	10,165,939	103,324,648	8,349,040
End of period	$277,597,549	$148,749,661	$292,129,898	$90,531,974	$189,794,059	$103,324,648
Undistributed net investment income	$—	$—	$1,248,210	$117,050	$—	$711,633
CHANGES IN SHARES OUTSTANDING:
Shares sold	17,800,000	10,800,000	25,900,000	6,000,000	10,400,000	8,500,000
Shares repurchased	(11,000,000)	(2,300,000)	(17,000,000)	(1,500,000)	(6,900,000)	(3,600,000)
Shares outstanding, beginning of period	9,100,000	600,000	5,200,000	700,000	5,500,000	600,000
Shares outstanding, end of period	15,900,000	9,100,000	14,100,000	5,200,000	9,000,000	5,500,000

* Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Value Portfolio		PowerShares Dynamic Small Cap Growth Portfolio		PowerShares Dynamic Small Cap Value Portfolio
	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2007	For the year ended April 30, 2006
OPERATIONS:
Net investment income (loss)	$1,145,574	$350,133	$(210,147)	$298,325	$575,488	$229,170
Net realized gain (loss) on investments	4,692,328	1,294,587	(3,356,204)	4,333,954	6,596,561	923,701
Net change in unrealized appreciation/depreciation of investments	7,757,823	2,697,692	(1,366,638)	6,844,625	1,084,508	4,894,679
Net increase (decrease) in net assets resulting from operations	13,595,725	4,342,412	(4,932,989)	11,476,904	8,256,557	6,047,550
Undistributed net investment income (loss) included in the price of units issued and redeemed	54,435	—	(92,734)	—	48,335	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(891,950)	(398,693)	—	—	(591,897)	(190,946)
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(891,950)	(398,693)	—	—	(591,897)	(190,946)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	136,706,085	60,676,498	98,612,408	161,744,388	136,778,591	74,827,926
Value of shares repurchased	(96,868,606)	(17,930,961)	(150,797,541)	(64,483,667)	(93,102,785)	(23,996,062)
Net income equalization	(54,435)	—	92,734	—	(48,335)	—
Net increase (decrease) in net assets resulting from share transactions	39,783,044	42,745,537	(52,092,399)	97,260,721	43,627,471	50,831,864
Increase (Decrease) in Net Assets	52,541,254	46,689,256	(57,118,122)	108,737,625	51,340,466	56,688,468
NET ASSETS:
Beginning of period	56,815,075	10,125,819	118,464,853	9,727,228	66,339,396	9,650,928
End of period	$109,356,329	$56,815,075	$61,346,731	$118,464,853	$117,679,862	$66,339,396
Undistributed net investment income	$298,057	$44,433	$—	$—	$25,537	$45,098
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,500,000	3,700,000	5,700,000	9,400,000	7,800,000	4,700,000
Shares repurchased	(5,400,000)	(1,100,000)	(8,800,000)	(3,700,000)	(5,400,000)	(1,500,000)
Shares outstanding, beginning of period	3,300,000	700,000	6,400,000	700,000	3,900,000	700,000
Shares outstanding, end of period	5,400,000	3,300,000	3,300,000	6,400,000	6,300,000	3,900,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio
	For the period December 01, 2006* through April 30, 2007	For the period December 01, 2006* through April 30, 2007	For the period December 01, 2006* through April 30, 2007	For the period December 20, 2006* through April 30, 2007	For the period December 20, 2006* through April 30, 2007
OPERATIONS:
Net investment income (loss)	$64,349	$50,583	$2,160	$(22,598)	$131,829
Net realized gain (loss) on investments	265,497	594,502	353,397	205,154	234,101
Net change in unrealized appreciation/depreciation of investments	636,237	767,272	288,493	631,776	514,814
Net increase in net assets resulting from operations	966,083	1,412,357	644,050	814,332	880,744
Undistributed net investment income (loss) included in the price of units issued and redeemed	(6,528)	(1,941)	(1,680)	3,814	1,491
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(45,948)	(34,110)	(1,164)	—	(43,560)
Tax return of capital	—	—	—	—	—
Total distributions to shareholders	(45,948)	(34,110)	(1,164)	—	(43,560)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	20,205,371	23,082,797	20,297,119	19,881,714	19,997,872
Value of shares repurchased	(10,327,029)	(13,270,626)	(12,934,869)	(10,144,340)	(5,049,438)
Net income equalization	6,528	1,941	1,680	(3,814)	(1,491)
Net increase in net assets resulting from share transactions	9,884,870	9,814,112	7,363,930	9,733,560	14,946,943
Increase in Net Assets	10,798,477	11,190,418	8,005,136	10,551,706	15,785,618
NET ASSETS:
Beginning of period	—	—	—	—	—
End of period	$10,798,477	$11,190,418	$8,005,136	$10,551,706	$15,785,618
Undistributed net investment income	$18,586	$16,473	$193	$—	$88,918
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	900,000	800,000	800,000	800,000
Shares repurchased	(400,000)	(500,000)	(500,000)	(400,000)	(200,000)
Shares outstanding, beginning of period	—	—	—	—	—
Shares outstanding, end of period	400,000	400,000	300,000	400,000	600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Zacks Micro Cap Portfolio		PowerShares Zacks Small Cap Portfolio
	For the year ended April 30, 2007	For the period August 18, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period February 16, 2006* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$577,806	$5,125	$121,243	$26,152
Net realized gain (loss) on investments	6,289,128	5,059,182	1,615,443	(74,085)
Net change in unrealized appreciation/depreciation of investments	1,294,918	12,118,167	(234,214)	2,567,738
Net increase in net assets resulting from operations	8,161,852	17,182,474	1,502,472	2,519,805
Undistributed net investment income (loss) included in the price of units issued and redeemed	53,014	—	7,230	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(206,496)	(50,928)	(126,531)	—
Tax return of capital	—	(17,888)	(10,819)	—
Total distributions to shareholders	(206,496)	(68,816)	(137,350)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	139,710,391	188,141,968	82,223,254	56,346,347
Value of shares repurchased	(114,331,138)	(46,280,045)	(70,924,589)	—
Net income equalization	(53,014)	—	(7,230)	—
Net increase in net assets resulting from share transactions	25,326,239	141,861,923	11,291,435	56,346,347
Increase in Net Assets	33,334,609	158,975,581	12,663,787	58,866,152
NET ASSETS:
Beginning of period	158,975,581	—	58,866,152	—
End of period	$192,310,190	$158,975,581	$71,529,939	$58,866,152
Undistributed net investment income	$257,890	$—	$—	$26,152
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,100,000	12,000,000	3,100,000	2,200,000
Shares repurchased	(6,700,000)	(2,900,000)	(2,700,000)	—
Shares outstanding, beginning of period	9,100,000	—	2,200,000	—
Shares outstanding, end of period	10,500,000	9,100,000	2,600,000	2,200,000

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio

	For the year ended April 30, 2007		For the year ended April 30, 2006	For the period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.35		$14.11	$14.83
Net investment income (loss)**	0.02		(0.01)	—	(a)
Net realized and unrealized gain (loss) on investments	1.11		2.25	(0.72)
Total from operations	1.13		2.24	(0.72)
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—	—
Distributions to shareholders from:
Net investment income	(0.02)		— (a)	—
Tax return of capital	—	(a)	—	—
Total distributions	(0.02)		—	—
Net asset value at end of period	$17.46		$16.35	$14.11
TOTAL RETURN***	6.92%		15.89%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$277,598		$148,750	$8,467
Ratio to average net assets of:
Expenses, net of waivers	0.63%		0.64%	0.63	%†
Expenses, prior to waivers	0.68	%†††	0.80%	2.45	%†
Net investment income (loss), net of waivers	0.13%		(0.04)%	0.13	%†
Portfolio turnover rate ††	57%		73%	2%

PowerShares Dynamic Large Cap Value Portfolio

	For the year ended April 30, 2007		For the year ended April 30, 2006	For the period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.41		$14.52	$15.00
Net investment income**	0.39		0.28	0.05
Net realized and unrealized gain (loss) on investments	3.18		2.85	(0.52)
Total from operations	3.57		3.13	(0.47)
Undistributed net investment income included in price of units issued and redeemed**	0.03		—	—
Distributions to shareholders from:
Net investment income	(0.29)		(0.24)	(0.01)
Net asset value at end of period	$20.72		$17.41	$14.52
TOTAL RETURN***	20.85%		21.71%	(3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$292,130		$90,532	$10,166
Ratio to average net assets of:
Expenses, net of waivers	0.63%		0.65%	0.63%†
Expenses, prior to waivers	0.67	%†††	0.94%	2.16%†
Net investment income, net of waivers	2.00%		1.75%	1.99%†
Portfolio turnover rate ††	16%		29%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% and 0.02%, for the Large Cap Growth and Large Cap Value Portfolios, respectively, for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

	For the year ended April 30, 2007		For the year ended April 30, 2006	For the period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.79		$13.92	$15.01
Net investment income (loss)**	(0.03)		0.28	(0.01)
Net realized and unrealized gain (loss) on investments	2.42		4.59	(1.08)
Total from operations	2.39		4.87	(1.09)
Undistributed net investment income included in price of units issued and redeemed**	0.02		—	—
Distributions to shareholders from:
Net investment income	(0.11)		—	—
Tax return of capital	—	(a)	—	—
Total distributions	(0.11)		—	—
Net asset value at end of period	$21.09		$18.79	$13.92
TOTAL RETURN***	12.91%		34.99%	(7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$189,794		$103,325	$8,349
Ratio to average net assets of:
Expenses, net of waivers	0.63%		0.65%	0.63%†
Expenses, prior to waivers	0.73	%†††	0.90%	2.45%†
Net investment income (loss), net of waivers	(0.15)%		1.56%	(0.20)%†
Portfolio turnover rate ††	69%		86%	1%

PowerShares Dynamic Mid Cap Value Portfolio

	For the year ended April 30, 2007	For the year ended April 30, 2006	For the period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.22	$14.47	$15.10
Net investment income**	0.29	0.22	0.15
Net realized and unrealized gain (loss) on investments	2.96	2.78	(0.76)
Total from operations	3.25	3.00	(0.61)
Undistributed net investment income included in price of units issued and redeemed**	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.23)	(0.25)	(0.02)
Net asset value at end of period	$20.25	$17.22	$14.47
TOTAL RETURN***	19.14%	20.85%	(4.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$109,356	$56,815	$10,126
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.67%	0.63%†
Expenses, prior to waivers	0.82%	1.13%	2.14%†
Net investment income, net of waivers	1.64%	1.33%	6.34%†
Portfolio turnover rate ††	43%	117%	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	For the year ended April 30, 2007	For the year ended April 30, 2006	For the period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.51	$13.90	$15.11
Net investment income (loss)**	(0.05)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	0.15	4.50	(1.20)
Total from operations	0.10	4.61	(1.21)
Undistributed net investment loss included in price of units issued and redeemed**	(0.02)	—	—
Net asset value at end of period	$18.59	$18.51	$13.90
TOTAL RETURN***	0.43%	33.17%	(8.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$61,347	$118,465	$9,727
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.65%	0.63%†
Expenses, prior to waivers	0.84%	0.90%	2.34%†
Net investment loss, net of waivers	(0.32)%	0.65%	(0.48)%†
Portfolio turnover rate ††	114%	120%	0%

PowerShares Dynamic Small Cap Value Portfolio

	For the year ended April 30, 2007	For the year ended April 30, 2006	For the period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.01	$13.79	$15.06
Net investment income**	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments	1.66	3.22	(1.28)
Total from operations	1.79	3.33	(1.27)
Undistributed net investment income included in price of units issued and redeemed**	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.13)	(0.11)	—
Net asset value at end of period	$18.68	$17.01	$13.79
TOTAL RETURN***	10.64%	24.20%	(8.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$117,680	$66,339	$9,651
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.66%	0.63%†
Expenses, prior to waivers	0.80%	1.06%	2.36%†
Net investment income, net of waivers	0.73%	0.73%	0.45%†
Portfolio turnover rate ††	76%	118%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Portfolio

For the period December 01, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.18
Net investment income**	0.12
Net realized and unrealized gain on investments	1.79
Total from operations	1.91
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)
Distributions to shareholders from:
Net investment income	(0.08)
Net asset value at end of period	$27.00
TOTAL RETURN***	7.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,798
Ratio to average net assets of:
Expenses, net of waivers	0.74%†
Expenses, prior to waivers	1.45%†
Net investment income, net of waivers	1.05%†
Portfolio turnover rate ††	3%

PowerShares Dynamic Mid Cap Portfolio

	For the period December 01, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.26
Net investment income**	0.10
Net realized and unrealized gain on investments	2.68
Total from operations	2.78
Undistributed net investment loss included in price of units issued and redeemed**	—	(a)
Distributions to shareholders from:
Net investment income	(0.06)
Net asset value at end of period	$27.98
TOTAL RETURN***	11.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,190
Ratio to average net assets of:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.55	%†
Net investment income, net of waivers	0.91	%†
Portfolio turnover rate ††	7%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Portfolio

	For the period December 01, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.17
Net investment income**	—	(a)
Net realized and unrealized gain on investments	1.51
Total from operations	1.51
Undistributed net investment loss included in price of units issued and redeemed**	—	(a)
Distributions to shareholders from:
Net investment income	—	(a)
Net asset value at end of period	$26.68
TOTAL RETURN***	6.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,005
Ratio to average net assets of:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.55	%†
Net investment income, net of waivers	0.04	%†
Portfolio turnover rate ††	52%

PowerShares Dynamic Aggressive Growth Portfolio

	For the period December 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.86
Net investment loss**	(0.05)
Net realized and unrealized gain on investments	1.56
Total from operations	1.51
Undistributed net investment income included in price of units issued and redeemed**	0.01
Net asset value at end of period	$26.38
TOTAL RETURN***	6.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,552
Ratio to average net assets of:
Expenses, net of waivers	0.75	%†
Expenses, prior to waivers	1.76	%†
Net investment loss, net of waivers	(0.50	)%†
Portfolio turnover rate ††	11%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Deep Value Portfolio

	For the period December 20, 2006* through April 30, 2007
Net asset value at beginning of period	$24.99
Net investment income**	0.22
Net realized and unrealized gain on investments	1.17
Total from operations	1.39
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value at end of period	$26.31
TOTAL RETURN***	5.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,786
Ratio to average net assets of:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.55	%†
Net investment income, net of waivers	2.40	%†
Portfolio turnover rate ††	7%

PowerShares Zacks Micro Cap Portfolio

	For the year ended April 30, 2007	For the period August 18, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.47	$14.79
Net investment income**	0.06	—	(a)
Net realized and unrealized gain on investments	0.80	2.69
Total from operations	0.86	2.69
Undistributed net investment income included in price of units issued and redeemed**	0.01	—
Distributions to shareholders from:
Net investment income	(0.02)	(0.01)
Tax return of capital	—	—	(a)
Total distributions	(0.02)	(0.01)
Net asset value at end of period	$18.32	$17.47
TOTAL RETURN***	4.99%	18.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$192,310	$158,976
Ratio to average net assets of:
Expenses, net of waivers	0.71%	0.72	%†
Expenses, prior to waivers	0.78%	0.82	%†
Net investment income, net of waivers	0.36%	0.01	%†
Portfolio turnover rate ††	72%	78%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Zacks Small Cap Portfolio

	For the year ended April 30, 2007		For the period February 16, 2006* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.76		$25.41
Net investment income**	0.05		0.02
Net realized and unrealized gain on investments	0.76		1.33
Total from operations	0.81		1.35
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—
Distributions to shareholders from:
Net investment income	(0.06)		—
Tax return of capital	—	(a)	—
Total distributions	(0.06)		—
Net asset value at end of period	$27.51		$26.76
TOTAL RETURN***	3.03%		5.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$71,530		$58,866
Ratio to average net assets of:
Expenses, net of waivers	0.71%		0.75	%†
Expenses, prior to waivers	0.89	%†††	1.17	%†
Net investment income, net of waivers	0.19%		0.30	%†
Portfolio turnover rate ††	87%		1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Aggressive Growth Portfolio	"Dynamic Aggressive Growth Portfolio"

PowerShares Dynamic Deep Value Portfolio	"Dynamic Deep Value Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

PowerShares Zacks Small Cap Portfolio	"Zacks Small Cap Portfolio"

Dynamic Large Cap Portfolio, Dynamic Mid Cap Portfolio and Dynamic Small Cap Portfolio commenced investment operations on December 1, 2006. Dynamic Aggressive Growth Portfolio and Dynamic Deep Value Portfolio commenced investment operations on December 20, 2006. Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth IntellidexSM Index

Dynamic Deep Value Portfolio	Dynamic Deep Value IntellidexSM Index

Zacks Micro Cap Portfolio	Zacks Micro Cap Index

Zacks Small Cap Portfolio	Zacks Small Cap Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

Beginning May 1, 2006 (or since inception, if later), all Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the period ended April 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dynamic Large Cap Growth Portfolio	$91,092	$—
Dynamic Large Cap Value Portfolio	97,962	—
Dynamic Mid Cap Growth Portfolio	116,666	—
Dynamic Mid Cap Value Portfolio	132,535	—
Dynamic Small Cap Growth Portfolio	142,404	—
Dynamic Small Cap Value Portfolio	134,256	—
Dynamic Large Cap Portfolio	30,709	13,397
Dynamic Mid Cap Portfolio	27,683	16,907
Dynamic Small Cap Portfolio	28,828	17,728
Dynamic Aggressive Growth Portfolio	22,379	22,792
Dynamic Deep Value Portfolio	27,514	16,959
Zacks Micro Cap Portfolio	120,775	—
Zacks Small Cap Portfolio	112,053	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

During the period ended April 30, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbursements	Net Waivers
Dynamic Large Cap Growth Portfolio	$(93,963)	$2,871	$(91,092)
Dynamic Large Cap Value Portfolio	(150,581)	52,619	(97,962)
Dynamic Mid Cap Growth Portfolio	(119,729)	3,063	(116,666)
Zacks Small Cap Portfolio	(114,733)	2,680	(112,053)

The net amount of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at April 30, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic Large Cap Growth Portfolio	$223,785	$201,225	$93,963
Dynamic Large Cap Value Portfolio	238,999	238,999	150,581
Dynamic Mid Cap Growth Portfolio	254,735	232,284	119,729
Dynamic Mid Cap Value Portfolio	279,940	254,617	132,535
Dynamic Small Cap Growth Portfolio	283,057	257,513	142,404
Dynamic Small Cap Value Portfolio	284,741	259,190	134,256
Dynamic Large Cap Portfolio	44,106	44,106	44,106
Dynamic Mid Cap Portfolio	44,590	44,590	44,590
Dynamic Small Cap Portfolio	46,556	46,556	46,556
Dynamic Aggressive Growth Portfolio	45,171	45,171	45,171
Dynamic Deep Value Portfolio	44,473	44,473	44,473
Dynamic Zacks Micro Cap Portfolio	198,807	198,807	120,775
Dynamic Zacks Small Cap Portfolio	148,291	148,291	114,733

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following "Licensors":

Fund	Licensor
Dynamic Large Cap Growth Portfolio	American Stock Exchange

Dynamic Large Cap Value Portfolio	American Stock Exchange

Dynamic Mid Cap Growth Portfolio	American Stock Exchange

Dynamic Mid Cap Value Portfolio	American Stock Exchange

Dynamic Small Cap Growth Portfolio	American Stock Exchange

Dynamic Small Cap Value Portfolio	American Stock Exchange

Dynamic Large Cap Portfolio	American Stock Exchange

Dynamic Mid Cap Portfolio	American Stock Exchange

Dynamic Small Cap Portfolio	American Stock Exchange

Dynamic Aggressive Growth Portfolio	American Stock Exchange

Dynamic Deep Value Portfolio	American Stock Exchange

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Zacks Small Cap Value Portfolio	Zacks Investment Research, Inc.

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVECAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 5. Federal Income Tax

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Large Cap Growth Portfolio	$—	$(11,107,930)	$20,398,165	$22,504,269	$(2,106,104)	$9,290,235
Dynamic Large Cap Value Portfolio	1,248,210	(1,449,557)	21,451,096	23,494,556	(2,043,460)	21,249,749
Dynamic Mid Cap Growth Portfolio	—	(8,478,077)	18,065,322	19,088,650	(1,023,328)	9,587,245
Dynamic Mid Cap Value Portfolio	298,057	(2,622,571)	10,008,064	10,711,193	(703,129)	7,683,550
Dynamic Small Cap Growth Portfolio	—	(13,917,821)	4,646,608	6,951,511	(2,304,903)	(9,271,213)
Dynamic Small Cap Value Portfolio	25,537	(4,632,871)	4,870,856	7,910,846	(3,039,990)	263,522
Dynamic Large Cap Portfolio	18,586	—	636,237	686,709	(50,472)	654,823
Dynamic Mid Cap Portfolio	16,473	—	767,272	855,164	(87,892)	783,745
Dynamic Small Cap Portfolio	193	—	279,291	557,738	(278,447)	279,484
Dynamic Aggressive Growth Portfolio	—	—	631,776	927,079	(295,303)	631,776
Dynamic Deep Value Portfolio	88,918	—	514,814	832,768	(317,954)	603,732
Zacks Micro Cap Portfolio	303,896	(17,123,772)	13,167,092	20,122,429	(6,955,337)	(3,652,784)
Zacks Small Cap Portfolio	—	(3,417,527)	2,125,762	6,684,009	(4,558,247)	(1,291,765)

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Large Cap Growth Portfolio	$257,467,176
Dynamic Large Cap Value Portfolio	270,537,192
Dynamic Mid Cap Growth Portfolio	171,485,081
Dynamic Mid Cap Value Portfolio	98,842,042
Dynamic Small Cap Growth Portfolio	56,737,512
Dynamic Small Cap Value Portfolio	112,814,508
Dynamic Large Cap Portfolio	10,255,654
Dynamic Mid Cap Portfolio	10,507,837
Dynamic Small Cap Portfolio	7,782,204
Dynamic Aggressive Growth Portfolio	9,975,444
Dynamic Deep Value Portfolio	15,464,287
Zacks Micro Cap Portfolio	178,949,873
Zacks Small Cap Portfolio	69,167,451

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Large Cap Growth Portfolio	$240,165
Dynamic Large Cap Value Portfolio	3,984,387
Dynamic Mid Cap Growth Portfolio	711,633
Dynamic Mid Cap Value Portfolio	891,950
Dynamic Small Cap Value Portfolio	591,897
Dynamic Large Cap Portfolio	45,948
Dynamic Mid Cap Portfolio	34,110
Dynamic Small Cap Portfolio	1,164
Dynamic Deep Value Portfolio	43,560
Zacks Micro Cap Portfolio	206,496
Zacks Small Cap Portfolio	126,531
Distributions paid from Return of Capital
Dynamic Large Cap Growth Portfolio	$3,527
Dynamic Mid Cap Growth Portfolio	9,929
Zacks Small Cap Portfolio	10,819

The tax character of distributions paid during the year ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Large Cap Growth Portfolio	$12,532
Dynamic Large Cap Value Portfolio	613,947
Dynamic Mid Cap Value Portfolio	398,693
Dynamic Small Cap Value Portfolio	190,946
Zacks Micro Cap Portfolio	50,928
Distributions paid from Return of Capital
Zacks Micro Cap Portfolio	$17,888

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through		Total
	2014	2015	Amount
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$11,107,930
Dynamic Large Cap Value Portfolio	70,814	1,378,743	1,449,557
Dynamic Mid Cap Growth Portfolio	422,220	8,055,857	8,478,077
Dynamic Mid Cap Value Portfolio	237,806	2,384,765	2,622,571
Dynamic Small Cap Growth Portfolio	823,782	13,094,039	13,917,821
Dynamic Small Cap Value Portfolio	703,862	3,929,009	4,632,871
Zacks Micro Cap Portfolio	1,951,245	15,172,527	17,123,772
Zacks Small Cap Portfolio	—	3,417,527	3,417,527

Capital losses incurred after October 31 ("post-October losses") within the taxable year deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Large Cap Growth Portfolio	$2,593,361
Dynamic Large Cap Value Portfolio	194,556
Dynamic Mid Cap Growth Portfolio	2,556,964
Dynamic Mid Cap Value Portfolio	1,084,767
Dynamic Small Cap Growth Portfolio	2,563,324
Dynamic Small Cap Value Portfolio	2,570,711
Dynamic Large Cap Portfolio	17,445
Dynamic Mid Cap Portfolio	77,148
Dynamic Small Cap Portfolio	411,583
Dynamic Aggressive Growth Portfolio	201,896
Dynamic Deep Value Portfolio	52,826
Zacks Micro Cap Portfolio	4,734,734
Zacks Small Cap Portfolio	3,147,966

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Dynamic Large Cap Growth Portfolio	$(29,370)	$(10,863,504)	$10,892,874
Dynamic Large Cap Value Portfolio	(333,980)	(26,125,923)	26,459,903
Dynamic Mid Cap Growth Portfolio	65,257	(12,750,214)	12,684,957
Dynamic Mid Cap Value Portfolio	(54,435)	(7,700,152)	7,754,587
Dynamic Small Cap Growth Portfolio	302,881	(10,460,800)	10,157,919
Dynamic Small Cap Value Portfolio	(51,487)	(12,187,046)	12,238,533
Dynamic Large Cap Portfolio	6,713	(282,942)	276,229
Dynamic Mid Cap Portfolio	1,941	(671,650)	669,709
Dynamic Small Cap Portfolio	877	(774,182)	773,305
Dynamic Aggressive Growth Portfolio	18,784	(407,050)	388,266
Dynamic Deep Value Portfolio	(842)	(286,927)	287,769
Zacks Micro Cap Portfolio	(166,434)	(23,630,645)	23,797,079
Zacks Small Cap Portfolio	(17,275)	(8,314,613)	8,331,888

Note 6. Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$113,415,415	$110,419,047
Dynamic Large Cap Value Portfolio	39,959,827	39,318,058
Dynamic Mid Cap Growth Portfolio	82,731,328	83,871,284
Dynamic Mid Cap Value Portfolio	30,981,146	31,099,869
Dynamic Small Cap Growth Portfolio	78,354,579	79,612,452
Dynamic Small Cap Value Portfolio	60,826,637	63,013,811
Dynamic Large Cap Portfolio	555,493	488,166
Dynamic Mid Cap Portfolio	1,014,245	1,051,407
Dynamic Small Cap Portfolio	7,592,907	7,074,469
Dynamic Aggressive Growth Portfolio	1,314,921	1,354,937
Dynamic Deep Value Portfolio	1,201,271	1,031,183
Zacks Micro Cap Portfolio	116,221,483	116,681,614
Zacks Small Cap Value Portfolio	55,608,442	56,035,570

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

For the period ended April 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$288,006,950	$178,034,600
Dynamic Large Cap Value Portfolio	481,910,735	322,514,174
Dynamic Mid Cap Growth Portfolio	200,994,260	129,379,665
Dynamic Mid Cap Value Portfolio	134,468,919	94,622,733
Dynamic Small Cap Growth Portfolio	99,604,479	150,690,125
Dynamic Small Cap Value Portfolio	139,842,501	93,869,051
Dynamic Large Cap Portfolio	18,891,121	9,011,944
Dynamic Mid Cap Portfolio	22,968,898	13,066,642
Dynamic Small Cap Portfolio	19,409,619	12,537,494
Dynamic Aggressive Growth Portfolio	19,034,228	9,235,979
Dynamic Deep Value Portfolio	20,746,048	5,797,473
Zacks Micro Cap Portfolio	139,132,828	113,017,598
Zacks Small Cap Value Portfolio	81,907,301	70,411,287

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 11. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. On December 22, 2006, the Securities and Exchange Commission delayed the effective date of FIN 48, which will result in adoption for the Funds as of October 31, 2007. At this time, management is currently assessing the impact of FIN 48, if any, on the Funds' financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 25, 2007

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Large Cap Growth Portfolio	100%	100%
Dynamic Large Cap Value Portfolio	100%	100%
Dynamic Mid Cap Growth Portfolio	100%	100%
Dynamic Mid Cap Value Portfolio	100%	100%
Dynamic Small Cap Growth Portfolio	0%	0%
Dynamic Small Cap Value Portfolio	100%	100%
Dynamic Large Cap Portfolio	100%	100%
Dynamic Mid Cap Portfolio	100%	100%
Dynamic Small Cap Portfolio	100%	100%
Dynamic Aggressive Growth Portfolio	0%	0%
Dynamic Deep Value Portfolio	100%	100%
Zacks Micro Cap Portfolio	100%	100%
Zacks Small Cap Portfolio	100%	100%

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); Interim CFO, Priority Health (July 2006-February 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989-Present)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Marc Kole was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	79	None

Donald H. Wilson (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Donald Wilson was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	79	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited)

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Divided AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of a consultant to the Adviser on correlation and tracking error. The Trustees concluded that Funds are correlated to their underlying index and that the tracking error was within a reasonable range.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2008. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted the Adviser's statement that its costs of managing the Funds generally exceeded the amount payable as management fees under the Investment Advisory Agreement, and that most of the Funds were operating in a cash loss position. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

PowerShares    Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (EFT). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Annual Report.

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Annual Report.

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Annual Report.

PowerShares    Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Annual Report.

PowerShares  Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Annual Report.

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Annual Report.

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs area not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-5

2007 Annual Report to Shareholders

30 April 2007

PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares High Growth Rate Dividend
AchieversTM Portfolio

PowerShares International Dividend
AchieversTM Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	16

Frequency Distribution of Discounts & Premiums	18

Fees and Expenses	20

Dividend Income Portfolios

Schedules of Investments

PowerShares Dividend AchieversTM Portfolio	22

PowerShares High Yield Equity Dividend AchieversTM Portfolio	26

PowerShares High Growth Rate Dividend AchieversTM Portfolio	27

PowerShares International Dividend AchieversTM Portfolio	29

PowerShares Buyback AchieversTM Portfolio	31

PowerShares Financial Preferred Portfolio	34

Statements of Assets and Liabilities	36

Statements of Operations	38

Statements of Changes in Net Assets	40

Financial Highlights	42

Notes to Financial Statements	45

Report of Independent Registered Public Accounting Firm	53

Supplemental Information (Unaudited)	54

Information about Advisory Agreement (Unaudited)	59

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC.

Let me share with you the exciting events that have taken place at PowerShares as I look back over the past 12 months and at what the future may hold.

PowerShares has experienced significant growth over the past 12 months. We now have 70 exchange-traded funds ("ETFs") in the market, an increase of 33 funds from the 37 funds at the beginning of the fiscal year. PowerShares now offers more U.S. based equity ETFs than any other ETF sponsor. Assets under management increased almost 75%, from $6 billion to over $10 billion at April 30, 2007. This phenomenal growth demonstrates the continued strong demand for our original listings as well as the excellent reception of our new funds.

Of the new funds offered, 10 were FTSE RAFI funds, which were the first PowerShares Exchange-Traded Funds to be listed on the NASDAQ stock exchange, making PowerShares the only ETF sponsor to list ETFs on all three major U.S. exchanges: the American Stock Exchange, the NASDAQ, and the New York Stock Exchange.

PowerShares continues to be recognized as an innovator in the ETF marketplace. In 2007, our FTSE RAFI US 1000 Fund was awarded the most innovative new ETF at the Third Annual Global ETF Awards program.

Drawing on our increased resources as a member of the INVESCO family, we plan to introduce several PowerShares ETFs for international and global investing. These new funds will help to fulfill our goal of providing Investors with the opportunity to invest in intelligent ETFs in marketplaces around the globe.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although spikes of volatility marked the beginning and end of the reporting period, the U.S. equity marketplace provided strong results, with the S&P 500® Index posting double digit returns of 15.24%. At the beginning of the reporting period, enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by the end of summer 2006, energy prices had cooled and investors surmised the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Stocks resumed their upward path until late February of 2007, when Chinese regulators threatened to clamp down on local trading practices, causing global markets to retreat sharply. Global concerns, coupled with a slowing housing market domestically and the Fed's insistence that inflation posed a greater risk than a recession, amplified volatility. However, a strong job market, sustained earnings and indications that inflation would remain contained were enough to resume the rally by the end of the reporting period.

The telecom and utilities sectors posted the best results, while technology and industrial sectors lagged. Bond prices recovered moderately during the reporting period as the Fed ended its two year hike on rates in June of 2006 and a retracting housing market eased inflation concerns. With a few bumps along the way, commodity prices continued their upward march.

3

Manager's Analysis

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

The PowerShares Dividend AchieversTM Portfolio is based on the Broad Dividend AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Broad Dividend AchieversTM Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend AchieversTM." To become eligible for inclusion in the Broad Dividend AchieversTM Index, a company must be incorporated in the United States or territories, trade on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or NASDAQ, and must have raised its annual regular cash dividend payments for at least each of the last ten consecutive fiscal years.

Over the past year the portfolio had a solid return of 14.26% compared with the broad S&P 500® Index which returned 15.24%. The Fund distributions during that same time period totaled $0.31 per share. Much of the Fund's performance came from large cap companies. The consumer staples, healthcare, financials and energy sectors were the leading contributors to performance of the Fund over the year. All sectors showed positive contribution to return with materials and utilities lagging the rest.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	30.2
Consumer Staples	18.4
Industrials	12.1
Health Care	11.9
Energy	8.3
Consumer Discretionary	7.0
Telecommunication Services	4.3
Information Technology	3.6
Materials	2.4
Utilities	1.8
Money Market Fund	0.0
Other	0.0

Style Allocation (%)

Large-Cap Value	68.1
Large-Cap Growth	15.2
Mid-Cap Value	10.1
Mid-Cap Growth	4.1
Small-Cap Value	2.2
Small-Cap Growth	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
General Electric Co.	5.2
Exxon Mobil Corp.	5.0
Citigroup, Inc.	4.6
AT&T, Inc.	4.2
Bank of America Corp.	3.9
Procter & Gamble (The) Co.	3.5
Wal-Mart Stores, Inc.	3.4
Pfizer, Inc.	3.3
Johnson & Johnson	3.2
American International Group, Inc.	3.2
Total	39.5

4

Manager's Analysis (Continued)

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Broad Dividend AchieversTM Index	14.88	13.47	22.75
S&P 500® Index	15.24	14.42	24.41
Dow Jones Industrial Average Index	17.60	16.70	28.47

Fund

NAV Return	14.26	12.83	21.62
Share Price Return	14.28	12.91	21.77

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.02%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio was 0.92%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Dow Jones Industrial Average Index are unmanaged indices based on the average performance of approximately 500 and 30 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

The PowerShares High Yield Equity Dividend AchieversTM Portfolio is based on the Mergent Dividend AchieversTM 50 Index. The Mergent Dividend AchieversTM 50 Index seeks to deliver high current income and capital appreciation. It is comprised of the fifty highest yielding companies with at least ten years of consecutive dividend increases. The Index's high dividend yield approach provides exposure to deep value companies while the long-term dividend growth requirement attempts to minimize exposure to distressed value companies. The yield weighted portfolio is rebalanced quarterly and reconstituted annually.

During the reporting period the Fund returned 9.28% underperforming the broad S&P 500® Index which returned 15.24%. The Fund distributions during that same time period ending April 30, 2007 totaled $0.63 per share.

The utilities sector contributed the greatest to the Fund's performance followed by consumer staples. Utilities were lead by gas and electric utility stocks which continued to outpace the overall market. Peoples Energy and FPL Group lead the way in the utilities sectors while Universal Corp. lead the way in consumer staples. Much of the Fund's underperformance to the broader market came from an over-allocation to the financials sector. Within the financials sector commercial banks underperformed the market due in part to the uncertainty of interest rates and the sub-prime crisis which cast a shadow over those that had large exposure to these types of loans.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	64.8
Utilities	21.9
Consumer Discretionary	3.3
Consumer Staples	3.3
Health Care	2.2
Telecommunication Services	1.8
Materials	1.5
Industrials	1.2
Other	(0.0)

Style Allocation (%)

Small-Cap Value	49.0
Mid-Cap Value	28.9
Large-Cap Value	22.1

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Corus Bankshares, Inc.	2.8
First Commonwealth Financial Corp.	2.8
FirstMerit Corp.	2.7
F.N.B. Corp.	2.7
Washington Mutual, Inc.	2.6
Progress Energy, Inc.	2.3
Old National Bancorp	2.3
U.S. Bancorp	2.2
Pfizer, Inc.	2.2
Consolidated Edison, Inc.	2.2
Total	24.8

6

Manager's Analysis (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Mergent Dividend AchieversTM 50 Index	8.78	6.00	14.93
S&P 500® Index	15.24	11.68	30.21
S&P Citigroup Large Cap Value Index	15.63	14.64	38.61

Fund

NAV Return	9.28	6.50	16.23
Share Price Return	8.47	6.15	15.33

Fund Inception: 9 December 2004

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.65%. In the Financial Highlights section of this Annual Report, the Fund's annualized total operating expense ratio (prior to net reimbursements to the Adviser) was determined to be 0.60% while the Fund's annualized total operating expense ratio (after net reimbursements to the Adviser) was 0.60%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the S&P Citigroup Large Cap Value Index are unmanaged indices based on the average performance of approximately 500 and 350 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares High Growth Rate Dividend AchieversTM Portfolio (ticker: PHJ)

The PowerShares High Growth Rate Dividend AchieversTM Portfolio is based on the High Growth Rate Dividend AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The High Growth Rate Dividend AchieversTM Index is designed to track the performance of the 100 companies with the highest annual dividend growth rate over the last 10 years that meet the requirements to be classified as "High Growth Rate Dividend AchieversTM." To become eligible for inclusion in the High Growth Rate Dividend AchieversTM Index, a company must be incorporated in the United States or its territories, trade on the NYSE, NASDAQ or AMEX, and its aggregate annual regular dividend payments must have increased consistently over the course of the last 10 or more fiscal years.

During the reporting period the Fund returned 7.11% underperforming the Dow Jones Industrials Index which returned 17.60%. The Fund distributions during that same time period ending April 30, 2007 totaled $0.30 per share.

The financials sector, which makes up nearly one half of the portfolio, contributed the most to performance followed by health care and consumer discretionary. Within financials, diversified financial services and insurance were the leaders with Citigroup, Inc. and AIG being the top performers. Industrials were the lone sector which showed a small negative contribution to return for the portfolio driven mainly by aerospace & defense along with commercial services & supplies companies.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	45.3
Health Care	17.4
Consumer Discretionary	14.2
Industrials	9.2
Consumer Staples	5.4
Information Technology	3.7
Materials	3.4
Energy	1.2
Money Market	0.0
Other	0.2

Style Allocation (%)

Large-Cap Value	60.5
Large-Cap Growth	22.1
Mid-Cap Value	7.5
Mid-Cap Growth	7.3
Small-Cap Value	2.2
Small-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Bank of America Corp.	4.1
American International Group, Inc.	4.0
Johnson & Johnson	4.0
Wells Fargo & Co.	4.0
U.S. Bancorp	4.0
United Technologies Corp.	4.0
Pfizer, Inc.	4.0
Wal-Mart Stores, Inc.	4.0
McDonald's Corp.	4.0
Medtronic, Inc.	4.0
Total	40.1

8

Manager's Analysis (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio (ticker: PHJ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
High Growth Rate Dividend AchieversTM Index	8.19	11.13	18.67
Dow Jones Industrials Index	17.60	16.70	28.47
S&P 500® Index	15.24	14.42	24.41

Fund

NAV Return	7.11	10.26	17.17
Share Price Return	7.21	10.30	17.24

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.00%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.61% while the Fund's gross annualized total operating expense ratio was 1.04%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Industrials Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 30 and 500 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

The PowerShares International Dividend AchieversTM Portfolio is based on the International Dividend AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The International Dividend AchieversTM Index is designed to track the performance of dividend paying American Depositary Receipts and non-U.S. common or ordinary stocks trading on the NYSE, NASDAQ or AMEX. To become eligible for inclusion in the International Dividend AchieversTM Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

During the reporting period the Fund returned 22.56% outperforming the broad S&P 500® Index which returned 15.24%. The Fund distributions during that same time period ending April 30, 2007 totaled $0.53 per share.

The financials, utilities and consumer staples sectors were the strongest contributors to the Fund's performance. Commercial banks and insurance were the leaders within the financials sector while electric utilities and multi-utilities were leaders in the utilities sector. The information technology sector was the lone laggard on performance for the year. Electronic equipment & instruments were the biggest drag on performance within information technology, specifically Nam Tai Electronics, Inc. From a geographical perspective, the United Kingdom, Netherlands, Spain and Canada contributed the most to Fund performance while Chile, South Africa and the British Virgin Islands lagged.

Sector Breakdown (% of the Fund's

Net Assets)

Financials	38.1
Energy	11.3
Consumer Staples	10.4
Utilities	8.4
Consumer Discretionary	8.0
Information Technology	7.8
Industrials	6.0
Materials	4.9
Telecommunication Services	3.4
Health Care	1.9
Other	(0.2)

Style Allocation (%)

Large-Cap Value	51.0
Large-Cap Growth	22.1
Mid-Cap Value	17.8
Small-Cap Value	5.9
Mid-Cap Growth	2.6
Small-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Nam Tai Electronics, Inc.	5.4
Endesa SA ADR	2.9
Tomkins PLC ADR	2.7
HSBC Holdings PLC ADR	2.5
Barclays PLC ADR	2.4
Westpac Banking Corp. ADR	2.3
National Australia Bank Ltd. ADR	2.2
Australia and New Zealand Banking Group Ltd. ADR	2.2
Bank of Montreal	2.0
BP PLC ADR	2.0
Total	26.6

10

Manager's Analysis (Continued)

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
International Dividend AchieversTM Index	22.06	22.88	39.68
MSCI EAFE Index	20.32	26.33	46.10
S&P 500® Index	15.24	14.42	24.41

Fund

NAV Return	22.56	23.24	40.34
Share Price Return	22.59	23.25	40.37

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.69%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio was 0.62%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 1,000 widely held stocks traded on exchanges outside the U.S. and 500 common stocks on U.S. exchanges, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

The PowerShares Buyback AchieversTM Portfolio is based on the Share BuyBack AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index. To become eligible for inclusion in the Index, a company must be incorporated in the U.S., trade on a U.S. exchange and must have repurchased at least 5% or more of its outstanding shares for the trailing 12 months.

Since its December 20, 2006 inception date, the portfolio returned 4.13% compared with the S&P 500® Index which returned 4.78%. The information technology sector, led by semiconductors & semiconductor equipment, was the strongest contributor to the Fund's return. The energy and financials sectors were also strong contributors to return. The consumer discretionary sector was the laggard, due mostly to unfavorable stock selection within the household durables and automobile industries.

Sector Breakdown (% of the Fund's

Net Assets)

Consumer Discretionary	27.6
Information Technology	21.4
Health Care	15.2
Financials	13.3
Energy	8.4
Industrials	5.9
Consumer Staples	3.2
Materials	2.8
Utilities	1.2
Telecommunication Services	1.0
Other	(0.0)

Style Allocation (%)

Large-Cap Growth	33.1
Large-Cap Value	27.9
Mid-Cap Value	21.2
Mid-Cap Growth	11.0
Small-Cap Value	5.4
Small-Cap Growth	1.4

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Microsoft Corp.	5.2
Exxon Mobil Corp.	5.0
Time Warner, Inc.	5.0
Amgen, Inc.	4.8
Goldman Sachs Group (The), Inc.	4.6
Texas Instruments, Inc.	3.2
Prudential Financial, Inc.	2.9
EMC Corp.	2.0
DIRECTV Group (The), Inc.	1.9
Viacom, Inc., Class B	1.8
Total	36.4

12

Manager's Analysis (Continued)

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Share BuyBack AchieversTM Index	4.45
S&P 500® Index	4.78
Russell 1000® Growth Index	5.15

Fund

NAV Return	4.13
Share Price Return	4.33

Fund Inception: 20 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.73% while the Fund's gross annualized total operating expense ratio was 1.04%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 1000® Growth Index are unmanaged indices that are broad-measurements of change in stock market conditions based on the average performance of approximately 500 and 671 common stocks, respectively, widely held stocks.

13

Manager's Analysis

PowerShares Financial Preferred Portfolio (ticker: PGF)

The PowerShares Financial Preferred Portfolio is based on the Wachovia Hybrid & Preferred Securities Financial Index (WHPSSM Financial Index). The Index tracks the performance of U.S. listed preferred stocks issued in the U.S. market by financial institutions and currently includes approximately 30 securities selected by Wachovia pursuant to a proprietary selection methodology.

Since its December 1, 2006 inception date, the portfolio returned 1.18% compared with the S&P 500® Index which returned 6.87%. The Fund distributions during that same time period ending April 30, 2007 totaled $0.63 per share.

This Fund's policy is to invest in financial institutions with strong credit ratings and a history of paying dividends over a long period of time. Many investors view the underlying securities as income paying vehicles rather than appreciating assets.

Industry Breakdown (% of the Fund's

Net Assets)

Insurance	42.3
Banks	37.2
Diversified Financial Services	20.7
Money Market	0.2
Other	(0.4)

Style Allocation (%)

Large-Cap Value	83.6
Mid-Cap Value	13.9
Large-Cap Growth	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	6.9
ING Groep NV, 7.20% (Netherlands)	5.2
Metlife, Inc., 6.50%, Series B	4.9
Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	4.8
Bank of America Corp., 6.20%, Series D	4.5
Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	4.5
Lehman Brothers Holdings, 6.50%	4.5
ACE Ltd., 7.80%, Series C (Cayman Islands)	4.5
Goldman Sachs Group, Inc., 6.20%, Series B	4.5
Merrill Lynch & Co., Inc., 6.38%, Series 3	4.5
Total	48.8

14

Manager's Analysis (Continued)

PowerShares Financial Preferred Portfolio (ticker: PGF)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Wachovia Hybrid & Preferred Securities Financial Index	1.47
Dow Jones Corporate Bond Index	1.21
S&P 500® Index	6.87

Fund

NAV Return	1.18
Share Price Return	-0.09

Fund Inception: 01 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.72% while the Fund's gross annualized total operating expense ratio was 0.89%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Corporate Bond Index and S&P 500® Index are unmanaged indices used as a measurement of change in market conditions based on the average performance of approximately 96 bonds and 500 common stocks, respectively.

15

Funds' Distribution History

	Ex-Dividend	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06
	Record	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06
	Payable	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06
Fund	Ticker
PowerShares Dividend AchieversTM Portfolio	PFM	—	0.07520	—	—	—	0.11050	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY	0.05003	—	0.05020	0.05006	0.05012	0.06648	0.05501
PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ	—	0.07020	—	—	—	0.13210	—
PowerShares International Dividend AchieversTM Portfolio	PID	—	0.11020	—	—	—	0.16748	—
PowerShares Buyback AchieversTM Portfolio	PKW	—	0.02102	—	—	—	—	—
PowerShares Financial Preferred Portfolio	PGF	0.11205	—	0.11020	0.11250	0.11260	0.18568	—

	Ex-Dividend	12/30/05	12/16/05	9/16/05	6/17/05
	Record	1/4/06	12/20/05	9/20/05	6/21/05
	Payable	1/31/06	12/30/05	9/30/05	6/30/05
Fund	Ticker
PowerShares Dividend AchieversTM Portfolio	PFM	—	0.08740	—	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY	—	0.11320	0.11490	0.12828
PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ	—	0.08594	—	—
PowerShares International Dividend AchieversTM Portfolio	PID	—	0.07747	—	—
PowerShares Buyback AchieversTM Portfolio	PKW	—	—	—	—
PowerShares Financial Preferred Portfolio	PGF	—	—	—	—

16

	10/13/06	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	10/17/06	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	10/31/06	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund
PowerShares Dividend AchieversTM Portfolio	—	0.05029	—	—	0.07671	—	—	0.07660
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.05529	0.05518	0.05512	0.05523	—	0.04512	0.03950	0.12300
PowerShares High Growth Rate Dividend AchieversTM Portfolio	—	0.03428	—	—	0.06068	—	—	0.05916
PowerShares International Dividend AchieversTM Portfolio	—	0.12589	—	—	0.12567	—	—	0.11910
PowerShares Buyback AchieversTM Portfolio	—	—	—	—	—	—	—	—
PowerShares Financial Preferred Portfolio	—	—	—	—	—	—	—	—

	4/1/05	3/18/05	12/31/04	12/17/04
	4/5/05	3/22/05	1/4/05	12/21/04
	4/29/05	4/29/05	1/31/05	1/31/05
Fund
PowerShares Dividend AchieversTM Portfolio	—	—	—	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.03688	0.09700	0.00859	0.02742
PowerShares High Growth Rate Dividend AchieversTM Portfolio	—	—	—	—
PowerShares International Dividend AchieversTM Portfolio	—	—	—	—
PowerShares Buyback AchieversTM Portfolio	—	—	—	—
PowerShares Financial Preferred Portfolio	—	—	—	—

17

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PFM	PowerShares Dividend AchieversTM Portfolio	9/15/05	407	274	20	0	0	0	0
PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio	12/9/04	600	278	19	0	0	0	0
PHJ	PowerShares High Growth Rate Dividend AchieversTM Portfolio	9/15/05	407	260	11	0	0	0	0
PID	PowerShares International Dividend AchieversTM Portfolio	9/15/05	407	296	21	2	0	0	0
PKW	PowerShares Buyback AchieversTM Portfolio	12/20/06	88	53	17	0	0	0	0
PGF	PowerShares Financial Preferred Portfolio	12/1/06	101	60	35	3	0	0	0

18

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PFM	112	1	0	0	0	0
PEY	270	31	2	0	0	0
PHJ	134	2	0	0	0	0
PID	87	1	0	0	0	0
PKW	17	1	0	0	0	0
PGF	3	0	0	0	0	0

19

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dividend AchieversTM Portfolio Actual	$1,000.00	$1,060.70	0.59%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96
PowerShares High Yield Equity Dividend AchieversTM Portfolio Actual	$1,000.00	$1,015.66	0.60%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares High Growth Rate Dividend
AchieversTM Portfolio
Actual	$1,000.00	$1,024.99	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares International Dividend AchieversTM Portfolio Actual	$1,000.00	$1,145.98	0.60%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

20

Fees and Expenses (Continued)

	Beginning Account Value December 20, 2006 (Commencement of Investment Operations)	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (2) December 20, 2006 (Commencement of Investment Operations) to April 30, 2007
PowerShares Buyback AchieversTM Portfolio Actual	$1,000.00	$1,041.33	0.73%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.73%	$3.66
	Beginning Account Value December 1, 2006 (Commencement of Investment Operations)	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (3) December 1, 2006 (Commencement of Investment Operations) to April 30, 2007
PowerShares Financial Preferred Portfolio Actual	$1,000.00	$1,011.80	0.72%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.72%	$3.61

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 20, 2006 (commencement of investment operations) to April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 132 and then dividing the result by 365.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2006 (commencement of investment operations) to April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 151 and then dividing the result by 365.

21

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—7.0%
903	Applebee's International, Inc.	$24,544
247	Bandag, Inc.	12,459
658	Cedar Fair, L.P.	19,154
152	Courier Corp.	6,050
1,832	Family Dollar Stores, Inc.	58,331
2,853	Gannett Co., Inc.	162,792
2,071	Genuine Parts Co.	102,328
3,128	Harley-Davidson, Inc.	198,065
906	Harte-Hanks, Inc.	23,647
276	Haverty Furniture Cos., Inc.	3,522
33,121	Home Depot (The), Inc.	1,254,291
697	John Wiley & Sons, Inc., Class A	26,103
2,386	Johnson Controls, Inc.	244,159
624	La-Z-Boy, Inc.	7,295
2,155	Leggett & Platt, Inc.	50,686
6,586	Lowe's Cos., Inc.	201,268
398	Matthews International Corp., Class A	16,780
14,506	McDonald's Corp.	700,349
4,267	McGraw-Hill (The) Cos., Inc.	279,616
293	Media General, Inc., Class A	10,765
584	Meredith Corp.	33,825
1,748	New York Times (The) Co., Class A	40,903
3,130	Nordstrom, Inc.	171,900
431	Polaris Industries, Inc.	21,778
1,688	Ross Stores, Inc.	55,957
3,543	ServiceMaster (The) Co.	54,527
1,602	Sherwin-Williams (The) Co.	102,160
1,006	Stanley Works (The)	58,630
323	Superior Industries International, Inc.	7,381
661	Talbots (The), Inc.	15,534
10,428	Target Corp.	619,109
5,510	TJX (The) Cos., Inc.	153,674
1,367	VF Corp.	120,036
675	Wolverine World Wide, Inc.	19,292
		4,876,910
	Consumer Staples—18.4%
25,504	Altria Group, Inc.	1,757,736
9,265	Anheuser-Busch Cos., Inc.	455,745
7,928	Archer-Daniels-Midland Co.	306,814
5,341	Avon Products, Inc.	212,572
1,495	Brown-Forman Corp., Class B	95,575
798	Church & Dwight Co., Inc.	40,483
1,837	Clorox Co.	123,226
28,054	Coca-Cola (The) Co.	1,464,138
6,212	Colgate-Palmolive Co.	420,801
2,803	Hershey (The) Co.	154,053
1,675	Hormel Foods Corp.	63,801
5,544	Kimberly-Clark Corp.	394,566
384	Lancaster Colony Corp.	16,216
1,587	McCormick & Co., Inc.	58,909

Number of Shares		Value
	Common Stocks (Continued)
19,784	PepsiCo, Inc.	$1,307,525
38,323	Procter & Gamble (The) Co.	2,464,551
2,552	SUPERVALU, Inc.	117,137
7,493	Sysco Corp.	245,321
672	Tootsie Roll Industries, Inc.	19,481
315	Universal Corp.	19,744
12,114	Walgreen Co.	531,805
50,093	Wal-Mart Stores, Inc.	2,400,457
3,354	Wm. Wrigley Jr. Co.	197,484
		12,868,140
	Energy—8.3%
498	Buckeye Partners L.P.	26,832
26,207	Chevron Corp.	2,038,643
43,717	Exxon Mobil Corp.	3,470,255
1,254	Helmerich & Payne, Inc.	40,492
672	Holly Corp.	42,739
2,746	Kinder Morgan Energy Partners, L.P.	152,266
1,091	TEPPCO Partners, L.P.	49,695
		5,820,922
	Financials—30.2%
273	1st Source Corp.	6,754
5,962	AFLAC, Inc.	306,089
250	Alabama National BanCorp.	15,655
977	Alfa Corp.	17,527
10,690	Allstate (The) Corp.	666,201
1,236	AMBAC Financial Group, Inc.	113,465
31,597	American International Group, Inc.	2,208,946
266	Anchor BanCorp Wisconsin, Inc.	7,161
1,201	Arthur J. Gallagher & Co.	33,580
1,548	Associated Banc-Corp.	50,124
1,184	Astoria Financial Corp.	31,447
191	BancFirst Corp.	8,177
960	BancorpSouth, Inc.	23,587
53,914	Bank of America Corp.	2,744,224
603	Bank of Hawaii Corp.	31,899
727	BankAtlantic Bancorp, Inc., Class A	7,008
154	Banner Corp.	5,747
6,586	BB&T Corp.	274,109
1,706	Brown & Brown, Inc.	43,930
223	Capital City Bank Group, Inc.	6,648
796	CBL & Associates Properties, Inc.	36,178
302	Chemical Financial Corp.	8,072
542	Chittenden Corp.	15,751
4,962	Chubb (The) Corp.	267,104
2,094	Cincinnati Financial Corp.	94,733
59,542	Citigroup, Inc.	3,192,643
590	City National Corp.	43,200
1,856	Colonial BancGroup (The), Inc.	44,655
563	Colonial Properties Trust	27,930
1,915	Comerica, Inc.	118,558
2,319	Commerce Bancorp, Inc.	77,547

See Notes to Financial Statements.
22

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
842	Commerce Bancshares, Inc.	$39,860
809	Commerce Group (The), Inc.	26,381
366	Community Bank System, Inc.	7,503
286	Community Banks, Inc.	6,758
185	Community Trust Bancorp, Inc.	6,153
1,583	Compass Bancshares, Inc.	107,929
683	Corus Bankshares, Inc.	11,481
729	Cullen/Frost Bankers, Inc.	37,303
1,015	CVB Financial Corp.	12,048
1,662	Duke Realty Corp.	71,649
288	EastGroup Properties, Inc.	14,432
1,535	Eaton Vance Corp.	58,668
664	Erie Indemnity Co., Class A	34,893
294	Essex Property Trust, Inc.	37,885
734	F.N.B. Corp.	12,317
673	Federal Realty Investment Trust	60,684
6,681	Fifth Third Bancorp	271,182
175	First BanCorp.	3,645
261	First Busey Corp.	5,249
426	First Charter Corp.	9,346
898	First Commonwealth Financial Corp.	9,995
137	First Community Bancshares, Inc.	4,503
252	First Financial Bankshares, Inc.	9,752
161	First Financial Corp.	4,592
145	First Financial Holdings, Inc.	4,911
201	First Indiana Corp.	3,903
608	First Midwest Bancorp, Inc.	21,852
253	First State Bancorp.	5,290
973	FirstMerit Corp.	20,316
256	Flushing Financial Corp.	3,981
1,247	Forest City Enterprises, Inc., Class A	83,312
3,081	Franklin Resources, Inc.	404,566
12,031	Freddie Mac	779,368
2,102	Fulton Financial Corp.	30,941
2,961	General Growth Properties, Inc.	189,060
640	Glacier Bancorp, Inc.	13,747
620	Greater Bay Bancorp	15,990
387	Harleysville Group, Inc.	11,819
352	Harleysville National Corp.	5,942
3,846	Hartford Financial Services Group (The), Inc.	389,215
1,359	HCC Insurance Holdings, Inc.	41,667
2,495	Health Care Property Investors, Inc.	88,298
581	Healthcare Realty Trust, Inc.	19,789
200	Heartland Financial USA, Inc.	5,122
444	Hilb Rogal & Hobbs Co.	19,292
403	Home Properties, Inc.	22,447
149	Horizon Financial Corp.	3,130
156	IBERIABANK Corp.	8,188
274	Independent Bank Corp.	4,521
811	Investors Financial Services Corp.	50,185
362	Irwin Financial Corp.	5,803
4,791	KeyCorp	170,943

Number of Shares		Value
	Common Stocks (Continued)
3,057	Kimco Realty Corp.	$146,950
6,323	Legg Mason, Inc.	627,178
331	Lehman Brothers Holdings, Inc.	24,918
853	Lexington Realty Trust	17,819
1,112	Liberty Property Trust	53,810
3,362	Lincoln National Corp.	239,206
1,325	M&T Bank Corp.	147,526
874	Macerich (The) Co.	83,135
400	MAF Bancorp, Inc.	16,060
228	Mainsource Financial Group, Inc.	3,682
3,117	Marshall & Ilsley Corp.	149,678
1,623	MBIA, Inc.	112,896
664	Mercury General Corp.	35,956
234	Midland (The) Co.	10,270
7,963	National City Corp.	291,048
579	National Penn Bancshares, Inc.	10,735
793	National Retail Properties, Inc.	18,992
2,665	Northern Trust Corp.	167,762
964	Nuveen Investments, Inc., Class A	51,381
808	Old National Bancorp	14,447
2,808	Old Republic International Corp.	59,726
159	Old Second Bancorp, Inc.	4,652
154	Omega Financial Corp.	4,320
571	Pacific Capital Bancorp	15,377
169	Park National Corp.	15,002
128	Peoples Bancorp, Inc.	3,206
3,654	People's United Financial, Inc.	72,751
248	Progressive (The) Corp.	5,721
3,112	ProLogis	201,658
850	Protective Life Corp.	39,865
391	Provident Bankshares Corp.	12,528
1,227	Realty Income Corp.	34,233
841	Regency Centers Corp.	69,298
189	Renasant Corp.	4,398
293	RLI Corp.	16,317
302	S&T Bancorp, Inc.	9,833
191	Sandy Spring Bancorp, Inc.	6,162
232	Seacoast Banking Corp. of Florida	5,310
1,200	SEI Investments Co.	73,236
172	Simmons First National Corp., Class A	4,529
1,427	Sky Financial Group, Inc.	38,886
4,985	SLM Corp.	268,343
907	South Financial Group (The), Inc.	20,525
173	Southwest Bancorp, Inc.	4,239
249	Sovran Self Storage, Inc.	13,760
499	State Auto Financial Corp.	14,995
4,078	State Street Corp.	280,852
227	Sterling Bancorp	3,929
875	Sterling Bancshares, Inc.	10,001
361	Sterling Financial Corp.	6,011
222	Sun Communities, Inc.	6,607
4,330	SunTrust Banks, Inc.	365,539

See Notes to Financial Statements.
23

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
633	Susquehanna Bancshares, Inc.	$14,103
175	SY Bancorp, Inc.	4,123
3,970	Synovus Financial Corp.	125,293
3,226	T. Rowe Price Group, Inc.	160,268
380	Tanger Factory Outlet Centers, Inc.	15,405
638	Taubman Centers, Inc.	35,760
1,584	TCF Financial Corp.	42,895
802	Transatlantic Holdings, Inc.	55,731
707	Trustmark Corp.	18,813
21,157	U.S. Bancorp	726,743
1,646	UDR, Inc.	49,446
511	UMB Financial Corp.	19,990
498	United Bankshares, Inc.	16,683
143	Universal Health Realty Income Trust	5,036
1,399	Valley National Bancorp	35,493
1,841	Vornado Realty Trust	218,398
1,062	Washington Federal, Inc.	25,180
3,911	Washington Mutual, Inc.	164,184
547	Washington Real Estate Investment Trust	20,709
163	Washington Trust Bancorp, Inc.	4,187
687	Webster Financial Corp.	30,537
1,050	Weingarten Realty Investors	50,253
41,034	Wells Fargo & Co.	1,472,710
257	WesBanco, Inc.	7,538
86	Wesco Financial Corp.	38,270
190	West Coast Bancorp.	5,903
366	Westamerica Bancorp.	17,140
801	Whitney Holding Corp.	24,647
831	Wilmington Trust Corp.	33,622
		21,170,773
	Health Care—11.9%
18,741	Abbott Laboratories	1,061,115
548	Arrow International, Inc.	17,448
749	Beckman Coulter, Inc.	47,045
2,971	Becton, Dickinson & Co.	233,788
1,257	C.R. Bard, Inc.	104,494
4,862	Cardinal Health, Inc.	340,097
1,848	DENTSPLY International, Inc.	61,742
13,773	Eli Lilly & Co.	814,397
747	Hillenbrand Industries, Inc.	45,679
35,160	Johnson & Johnson	2,257,975
13,986	Medtronic, Inc.	740,279
319	Meridian Bioscience, Inc.	9,484
86,073	Pfizer, Inc.	2,277,492
4,965	Stryker Corp.	322,427
401	West Pharmaceutical Services, Inc.	19,958
		8,353,420
	Industrials—12.1%
8,747	3M Co.	723,989
373	A.O. Smith Corp.	14,211
595	ABM Industries, Inc.	16,743

Number of Shares		Value
	Common Stocks (Continued)
1,294	Avery Dennison Corp.	$80,487
173	Badger Meter, Inc.	4,152
655	Brady Corp., Class A	21,523
600	Briggs & Stratton Corp.	17,802
754	Carlisle Cos., Inc.	31,050
7,844	Caterpillar, Inc.	569,631
1,927	Cintas Corp.	72,205
623	Clarcor, Inc.	19,649
3,755	Danaher Corp.	267,318
962	Donaldson Co., Inc.	34,555
2,483	Dover Corp.	119,482
9,691	Emerson Electric Co.	455,380
2,600	Expeditors International of Washington, Inc.	108,680
281	Franklin Electric Co., Inc.	11,968
4,913	General Dynamics Corp.	385,671
98,254	General Electric Co.	3,621,643
162	Gorman-Rupp (The) Co.	5,195
1,021	Harsco Corp.	52,071
582	HNI Corp.	24,293
6,787	Illinois Tool Works, Inc.	348,241
261	LSI Industries, Inc.	4,113
4,756	Masco Corp.	129,411
306	McGrath Rentcorp	9,226
437	Mine Safety Appliances Co.	18,420
100	NACCO Industries, Inc., Class A	15,938
409	Nordson Corp.	18,744
1,406	Parker Hannifin Corp.	129,549
1,213	Pentair, Inc.	38,986
2,676	Pitney Bowes, Inc.	128,448
219	Raven Industries, Inc.	6,327
1,072	Roper Industries, Inc.	60,096
475	Teleflex, Inc.	34,119
229	Tennant Co.	7,333
12,078	United Technologies Corp.	810,797
229	Universal Forest Products, Inc.	10,639
1,015	W.W. Grainger, Inc.	83,859
		8,511,944
	Information Technology—3.6%
6,683	Automatic Data Processing, Inc.	299,131
798	Diebold, Inc.	38,041
18,034	International Business Machines Corp.	1,843,255
1,091	Jack Henry & Associates, Inc.	25,911
3,635	Linear Technology Corp.	136,022
4,639	Paychex, Inc.	172,107
		2,514,467
	Materials—2.4%
2,629	Air Products & Chemicals, Inc.	201,119
1,153	Albemarle Corp.	48,945
421	AptarGroup, Inc.	30,838
1,270	Bemis Co., Inc.	42,189
3,044	Ecolab, Inc.	130,862

See Notes to Financial Statements.
24

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
737	H.B. Fuller Co.	$18,845
547	Martin Marietta Materials, Inc.	79,764
426	Myers Industries, Inc.	9,564
3,662	Nucor Corp.	232,391
1,992	PPG Industries, Inc.	146,571
3,871	Praxair, Inc.	249,872
2,632	Rohm & Haas Co.	134,679
1,468	RPM International, Inc.	31,224
1,595	Sigma-Aldrich Corp.	67,118
1,208	Sonoco Products Co.	51,509
1,245	Valspar (The) Corp.	33,665
1,154	Vulcan Materials Co.	142,715
		1,651,870
	Telecommunication Services—4.3%
75,837	AT&T, Inc.	2,936,408
1,353	CenturyTel, Inc.	62,306
		2,998,714
	Utilities—1.8%
207	American States Water Co.	7,377
1,610	Aqua America, Inc.	35,597
1,076	Atmos Energy Corp.	34,131
457	Black Hills Corp.	18,193
251	California Water Service Group	9,756
3,146	Consolidated Edison, Inc.	161,264
871	Energen Corp.	48,820
4,936	FPL Group, Inc.	317,730
916	Integrys Energy Group, Inc.	51,388
2,200	MDU Resources Group, Inc.	66,660
255	MGE Energy, Inc.	9,211
1,005	National Fuel Gas Co.	47,245
339	New Jersey Resources Corp.	18,204
359	Otter Tail Corp.	12,278
906	Piedmont Natural Gas Co., Inc.	23,909
1,215	Pinnacle West Capital Corp.	58,672
3,123	Progress Energy, Inc.	157,868
1,045	Questar Corp.	101,501
222	SJW Corp.	7,695
290	Southwest Water Co.	3,941
1,288	UGI Corp.	36,528
982	Vectren Corp.	28,547
597	WGL Holdings, Inc.	20,202
		1,276,717
	Total Common Stocks (Cost $64,063,398)	70,043,877

Money Market Fund—0.0%

27,578	Liquid Assets Portfolio Private Class* (Cost $27,578)	27,578
	Total Investments (Cost $64,090,976)—100.0%	70,071,455
	Other assets less liabilities—0.0%	7,480
	Net Assets—100.0%	$70,078,935

*  Affiliated investment.

See Notes to Financial Statements.
25

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—3.3%
688,652	La-Z-Boy, Inc.	$8,050,342
436,852	ServiceMaster (The) Co.	6,723,152
		14,773,494
	Consumer Staples—3.3%
122,043	Altria Group, Inc.	8,411,204
96,040	Universal Corp.	6,019,787
		14,430,991
	Financials—64.8%
340,173	Arthur J. Gallagher & Co.	9,511,237
226,433	Associated Banc-Corp.	7,331,901
186,962	Bank of America Corp.	9,516,366
211,214	BB&T Corp.	8,790,727
169,659	Citigroup, Inc.	9,097,116
148,755	Comerica, Inc.	9,209,422
255,555	Commerce Group (The), Inc.	8,333,649
407,062	Community Bank System, Inc.	8,344,771
737,767	Corus Bankshares, Inc.	12,401,862
694,851	F.N.B. Corp.	11,659,600
230,593	Fifth Third Bancorp	9,359,770
368,049	First BanCorp.	7,666,461
1,108,091	First Commonwealth Financial Corp.	12,333,052
559,827	FirstMerit Corp.	11,689,188
591,761	Fulton Financial Corp.	8,710,722
567,686	Harleysville National Corp.	9,582,540
233,242	KeyCorp	8,322,075
154,558	Mercury General Corp.	8,369,316
238,978	National City Corp.	8,734,646
569,420	Old National Bancorp	10,181,230
333,585	Omega Financial Corp.	9,357,059
94,914	Park National Corp.	8,425,516
242,912	Provident Bankshares Corp.	7,782,900
237,777	S&T Bancorp, Inc.	7,742,019
295,183	Sky Financial Group, Inc.	8,043,737
508,335	Sterling Bancorp	8,799,279
406,348	Susquehanna Bancshares, Inc.	9,053,433
291,343	TCF Financial Corp.	7,889,568
286,015	U.S. Bancorp	9,824,615
317,597	Washington Federal, Inc.	7,530,225
273,446	Washington Mutual, Inc.	11,479,263
		285,073,265
	Health Care—2.2%
371,198	Pfizer, Inc.	9,821,899
	Industrials—1.2%
110,865	Emerson Electric Co.	5,209,546
	Materials—1.5%
303,279	RPM International, Inc.	6,450,744
	Telecommunication Services—1.8%
199,641	AT&T, Inc.	7,730,100

Number of Shares		Value
	Common Stocks (Continued)
	Utilities—21.9%
274,734	Atmos Energy Corp.	$8,714,562
204,626	Black Hills Corp.	8,146,161
187,918	Consolidated Edison, Inc.	9,632,677
159,596	Integrys Energy Group, Inc.	8,953,336
230,353	MGE Energy, Inc.	8,320,350
201,584	Otter Tail Corp.	6,894,173
301,443	Piedmont Natural Gas Co., Inc.	7,955,081
187,821	Pinnacle West Capital Corp.	9,069,876
202,086	Progress Energy, Inc.	10,215,446
318,665	Vectren Corp.	9,263,592
273,384	WGL Holdings, Inc.	9,251,315
		96,416,569
	Total Investments (Cost $446,695,792)—100.0%	439,906,608
	Liabilities in excess of other assets—(0.0%)	(86,239)
	Net Assets—100.0%	$439,820,369

See Notes to Financial Statements.
26

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—14.2%
2,238	Applebee's International, Inc.	$60,829
376	Courier Corp.	14,965
7,756	Harley-Davidson, Inc.	491,110
2,247	Harte-Hanks, Inc.	58,647
42,024	Home Depot (The), Inc.	1,591,449
1,729	John Wiley & Sons, Inc., Class A	64,751
45,483	Lowe's Cos., Inc.	1,389,960
34,589	McDonald's Corp.	1,669,957
1,068	Polaris Industries, Inc.	53,966
4,187	Ross Stores, Inc.	138,799
13,662	TJX Cos. (The), Inc.	381,033
1,673	Wolverine World Wide, Inc.	47,814
		5,963,280
	Consumer Staples—5.4%
18,580	Sysco Corp.	608,309
34,965	Wal-Mart Stores, Inc.	1,675,523
		2,283,832
	Energy—1.2%
1,667	Holly Corp.	106,021
6,808	Kinder Morgan Energy Partners, L.P.	377,504
		483,525
	Financials—45.3%
14,782	AFLAC, Inc.	758,908
619	Alabama National BanCorp.	38,762
24,399	American International Group, Inc.	1,705,733
659	Anchor BanCorp Wisconsin, Inc.	17,740
2,978	Arthur J. Gallagher & Co.	83,265
2,936	Astoria Financial Corp.	77,980
473	BancFirst Corp.	20,249
33,573	Bank of America Corp.	1,708,865
383	Banner Corp.	14,294
4,231	Brown & Brown, Inc.	108,948
31,023	Citigroup, Inc.	1,663,453
1,464	City National Corp.	107,194
5,750	Commerce Bancorp, Inc.	192,280
1,694	Corus Bankshares, Inc.	28,476
2,516	CVB Financial Corp.	29,865
3,806	Eaton Vance Corp.	145,465
1,648	Erie Indemnity Co., Class A	86,602
16,565	Fifth Third Bancorp	672,373
433	First Bancorp.	9,019
627	First State Bancorp.	13,111
636	Flushing Financial Corp.	9,890
3,091	Forest City Enterprises, Inc., Class A	206,510
19,914	Freddie Mac	1,290,029
1,586	Glacier Bancorp, Inc.	34,067
1,537	Greater Bay Bancorp	39,639
3,370	HCC Insurance Holdings, Inc.	103,324
388	IBERIABANK Corp.	20,366

Number of Shares		Value
	Common Stocks (Continued)
680	Independent Bank Corp.	$11,220
2,011	Investors Financial Services Corp.	124,441
898	Irwin Financial Corp.	14,395
4,023	Legg Mason, Inc.	399,041
16,040	Lehman Brothers Holdings, Inc.	1,207,491
3,285	M&T Bank Corp.	365,752
992	MAF Bancorp, Inc.	39,829
1,647	Mercury General Corp.	89,185
2,391	Nuveen Investments, Inc., Class A	127,440
6,962	Old Republic International Corp.	148,082
395	Old Second Bancorp, Inc.	11,558
1,415	Pacific Capital Bancorp	38,106
9,059	People's United Financial, Inc.	180,365
969	Provident Bankshares Corp.	31,047
433	S.Y. Bancorp, Inc.	10,201
2,976	SEI Investments Co.	181,625
3,539	Sky Financial Group, Inc.	96,438
12,361	SLM Corp.	665,393
430	Southwest Bancorp, Inc.	10,535
1,237	State Auto Financial Corp.	37,172
10,111	State Street Corp.	696,345
562	Sterling Bancorp	9,728
9,843	Synovus Financial Corp.	310,645
7,999	T. Rowe Price Group, Inc.	397,390
3,895	TCF Financial Corp.	105,477
49,285	U.S. Bancorp	1,692,940
26,775	Washington Mutual, Inc.	1,124,015
47,208	Wells Fargo & Co.	1,694,295
471	West Coast Bancorp	14,634
908	Westamerica Bancorp	42,522
		19,063,714
	Health Care—17.4%
1,359	Arrow International, Inc.	43,271
7,366	Becton, Dickinson & Co.	579,631
12,055	Cardinal Health, Inc.	843,247
26,507	Johnson & Johnson	1,702,280
31,493	Medtronic, Inc.	1,666,924
792	Meridian Bioscience, Inc.	23,546
63,728	Pfizer, Inc.	1,686,243
12,312	Stryker Corp.	799,541
		7,344,683
	Industrials—9.2%
4,778	Cintas Corp.	179,032
9,311	Danaher Corp.	662,850
2,385	Donaldson Co., Inc.	85,669
6,447	Expeditors International of Washington, Inc.	269,485
696	Franklin Electric Co., Inc.	29,643
16,829	Illinois Tool Works, Inc.	863,496
647	LSI Industries, Inc.	10,197
758	McGrath Rentcorp	22,854
1,085	Mine Safety Appliances Co.	45,733

See Notes to Financial Statements.
27

Schedule of Investments (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
543	Raven Industries, Inc.	$15,687
25,171	United Technologies Corp.	1,689,728
		3,874,374
	Information Technology—3.7%
16,572	Automatic Data Processing, Inc.	741,763
2,705	Jack Henry & Associates, Inc.	64,244
9,013	Linear Technology Corp.	337,266
11,502	Paychex, Inc.	426,724
		1,569,997
	Materials—3.4%
1,045	AptarGroup, Inc.	76,546
9,081	Nucor Corp.	576,280
9,598	Praxair, Inc.	619,552
3,954	Sigma-Aldrich Corp.	166,384
		1,438,762
	Total Common Stocks (Cost $39,913,828)	42,022,167

Money Market Fund—0.0%

6,625	Liquid Assets Portfolio Private Class* (Cost $6,625)	6,625
	Total Investments (Cost $39,920,453)—99.8%	42,028,792
	Other assets less liabilities—0.2%	98,738
	Net Assets—100.0%	$42,127,530

*  Affiliated investment.

See Notes to Financial Statements.
28

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—8.0%
138,422	Honda Motor Co. Ltd. ADR	$4,765,869
73,839	Luxottica Group SpA ADR	2,557,783
537,760	Pearson PLC ADR	9,174,187
50,977	Publicis Groupe ADR	2,426,505
194,753	Reed Elsevier NVADR	7,330,503
142,213	Reed Elsevier PLC ADR	7,187,445
164,288	Thomson (The) Corp.	7,236,886
49,924	WPP Group PLC ADR	3,707,356
		44,386,534
	Consumer Staples—10.4%
168,331	British American Tobacco PLC ADR	10,480,288
30,250	Bunge Ltd.	2,291,740
105,968	Cadbury Schweppes PLC ADR	5,621,602
109,823	Diageo PLC ADR	9,269,061
113,720	Groupe Danone ADR	3,773,230
96,005	Imperial Tobacco Group PLC ADR	8,391,797
290,615	Unilever NV	8,863,758
275,467	Unilever PLC ADR	8,624,872
		57,316,348
	Energy—11.3%
39,022	BG Group PLC ADR	2,806,852
164,632	BP PLC ADR	11,083,027
27,535	Canadian Natural Resources Ltd.	1,641,361
301,701	Enbridge, Inc.	9,956,133
59,876	Imperial Oil Ltd.	2,277,084
163,364	Norsk Hydro ASA ADR	5,644,226
272,097	Sasol Ltd. ADR	9,297,554
305,076	TransCanada Corp.	10,906,468
168,996	Yanzhou Coal Mining Co. Ltd. ADR	8,693,154
		62,305,859
	Financials—38.1%
212,596	ABN AMRO Holding NV ADR	10,300,276
89,667	ACE Ltd.	5,331,600
132,290	Allianz SE ADR	2,939,484
153,780	Allied Irish Banks PLC ADR	9,332,908
94,656	Australia and New Zealand Banking Group Ltd. ADR	11,988,182
314,687	Banco Bilbao Vizcaya Argentaria SA ADR	7,533,607
469,443	Banco Santander Central Hispanic SA ADR	8,304,447
113,443	Bank of Ireland ADR	9,825,298
179,951	Bank of Montreal	11,279,329
201,341	Bank of Nova Scotia	9,700,609
225,975	Barclays PLC ADR	13,115,589
141,293	Brookfield Properties Corp.	5,802,904
107,590	Canadian Imperial Bank of Commerce	9,514,184
132,052	Credicorp Ltd.	6,890,473
30,066	Everest Re Group Ltd.	3,025,842
152,759	HSBC Holdings PLC ADR	14,108,820
172,871	Manulife Financial Corp.	6,242,372

Number of Shares		Value
	Common Stocks (Continued)
117,455	Max Capital Group Ltd.	$3,147,794
67,643	National Australia Bank Ltd. ADR	12,026,925
6,978	ORIX Corp. ADR	943,984
99,907	PartnerRe Ltd.	7,195,302
95,509	RenaissanceRe Holdings Ltd.	5,171,812
163,021	Royal Bank of Canada	8,486,873
157,730	Sun Life Financial, Inc.	7,468,516
139,124	Toronto-Dominion (The) Bank	8,503,259
112,755	Westpac Banking Corp. ADR	12,549,632
		210,730,021
	Health Care—1.9%
52,044	Fresenius Medical Care AG ADR	2,606,884
30,682	Novo-Nordisk A/S ADR	3,019,416
39,384	Smith & Nephew PLC ADR	2,455,592
56,923	Teva Pharmaceutical Industries Ltd. ADR	2,180,720
		10,262,612
	Industrials—6.0%
100,444	Canadian National Railway Co.	5,046,307
124,493	TNT NV ADR	5,619,614
691,621	Tomkins PLC ADR	14,724,611
83,597	Volvo AB ADR	8,131,480
		33,522,012
	Information Technology—7.8%
70,780	Canon, Inc. ADR	3,977,836
41,578	Dassault Systemes SA ADR	2,469,733
30,944	KYOCERA Corp. ADR	3,017,040
2,289,869	Nam Tai Electronics, Inc.	29,676,702
51,071	SAP AG ADR	2,451,408
71,645	Satyam Computer Services Ltd. ADR	1,782,528
		43,375,247
	Materials—4.9%
77,161	Akzo Nobel NV ADR	6,142,016
96,563	BHP Billiton Ltd. ADR	4,716,137
140,561	Compania de Minas Buenaventura SA ADR	4,579,477
107,184	CRH PLC ADR	4,788,981
84,155	Hanson PLC ADR	7,143,076
		27,369,687
	Telecommunication Services—3.4%
21,672	America Movil SAB de CV ADR	1,138,430
310,616	NTT DoCoMo, Inc. ADR	5,283,578
27,702	Rostelecom ADR	1,464,051
98,790	Telenor ASA ADR	5,558,914
184,228	Vodafone Group PLC ADR	5,292,870
		18,737,843
	Utilities—8.4%
122,238	Consolidated Water Co., Inc.	3,167,187
127,849	E.ON AG ADR	6,409,070
291,111	Endesa SA ADR	15,900,483
264,885	Huaneng Power International, Inc. ADR	10,751,682

See Notes to Financial Statements.
29

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
126,545	National Grid PLC ADR	$9,967,950
		46,196,372
	Total Investments (Cost $511,348,641)—100.2%	554,202,535
	Liabilities in excess of other assets—(0.2%)	(1,002,540)
	Net Assets—100.0%	$553,199,995

ADR American Depositary Receipt.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United Kingdom	$143,154,995	25.9%
Canada	104,062,285	18.8
Australia	41,280,876	7.5
Netherlands	38,256,167	6.9
Spain	31,738,537	5.7
British Virgin Islands	29,676,702	5.4
Bermuda	27,722,963	5.0
Ireland	23,947,187	4.3
China	19,444,836	3.5
Japan	17,988,307	3.3
Germany	14,406,846	2.6
Norway	11,203,140	2.0
South Africa	9,297,554	1.7
France	8,669,468	1.6
Cayman Islands	8,498,787	1.5
Sweden	8,131,480	1.5
Peru	4,579,477	0.8
Denmark	3,019,416	0.5
Italy	2,557,783	0.5
Israel	2,180,720	0.4
India	1,782,528	0.3
Russia	1,464,051	0.3
Mexico	1,138,430	0.2
Total investments	554,202,535	100.2
Liabilities in excess of other assets	(1,002,540)	(0.2)
Net Assets	$553,199,995	100.0%

See Notes to Financial Statements.
30

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks —100.0%
	Consumer Discretionary—27.6%
2,272	American Greetings Corp., Class A	$57,822
895	Audiovox Corp., Class A*	12,879
3,194	Autoliv, Inc.	185,731
8,386	AutoNation, Inc.*	171,410
2,796	AutoZone, Inc.*	371,980
11,325	Bed Bath & Beyond, Inc.*	461,381
4,090	Belo Corp., Class A	78,814
2,621	Black & Decker Corp.	237,777
630	Blue Nile, Inc.*	29,648
2,341	Borders Group, Inc.	49,419
1,064	Brookfield Homes Corp.	36,133
1,007	CBRL Group, Inc.	44,892
4,774	Centex Corp.	213,732
3,720	Claire's Stores, Inc.	121,160
19,830	Clear Channel Communications, Inc.	702,577
1,450	Columbia Sportswear Co.	90,770
3,453	Corinthian Colleges, Inc.*	47,755
254	CPI Corp.	14,608
1,701	Cumulus Media, Inc., Class A*	15,972
423	Cutter & Buck, Inc.	5,994
48,961	DIRECTV Group (The), Inc.*	1,167,229
1,305	Dover Downs Gaming & Entertainment, Inc.	16,978
152	Duckwall-ALCO Stores, Inc.*	5,784
1,623	Entercom Communications Corp., Class A	45,022
4,154	Entravision Communications Corp., Class A*	40,751
1,932	Furniture Brands International, Inc.	31,067
32,598	Gap (The), Inc.	585,134
5,708	Gentex Corp.	101,602
10,293	Harley-Davidson, Inc.	651,753
2,981	Harte-Hanks, Inc.	77,804
6,429	Hasbro, Inc.	203,221
1,264	Hibbett Sports, Inc.*	36,846
715	IHOP Corp.	42,128
1,627	ITT Educational Services, Inc.*	158,161
1,292	Jackson Hewitt Tax Service, Inc.	35,633
4,336	Jones Apparel Group, Inc.	144,779
3,570	KB Home	157,473
1,036	Kellwood Co.	29,194
12,834	Kohl's Corp.*	950,229
15,440	Marriott International, Inc., Class A	698,042
3,391	Marvel Entertainment, Inc.*	100,136
15,766	Mattel, Inc.	446,178
14,042	McGraw-Hill (The) Cos., Inc.	920,172
4,392	Mediacom Communications Corp., Class A*	37,903
590	Midas, Inc.*	12,892
133	Mity Enterprises, Inc.*	2,664
1,261	Nautilus, Inc.	17,414
227	NVR, Inc.*	187,048
10,982	Office Depot, Inc.*	369,215
6,678	Omnicom Group, Inc.	699,253
2,793	Pacific Sunwear Of California*	58,457

Number of Shares		Value
	Common Stocks (Continued)
1,417	Polaris Industries, Inc.	$71,601
533	Pre-Paid Legal Services, Inc.	30,408
1,392	Progressive Gaming International Corp.*	6,069
3,945	Radio One, Inc., Class D*	27,852
2,170	Ruby Tuesday, Inc.	58,069
1,702	Ryland Group, Inc.	75,399
953	Salem Communications Corp., Class A*	10,979
344	Smith & Wollensky Restaurant Group (The), Inc.*	3,440
2,668	Sonic Corp.*	59,870
747	Standard Motor Products, Inc.	13,693
2,587	Standard-Pacific Corp.	53,939
437	Stanley Furniture Co., Inc.	9,457
2,288	Station Casinos, Inc.	199,056
4,217	Stewart Enterprises, Inc., Class A	31,712
905	Sturm Ruger & Co., Inc.*	11,684
3,206	Sun-Times Media Group, Inc., Class A	19,557
265	Superior Uniform Group, Inc.	3,434
3,353	Tempur-Pedic International, Inc.	87,077
2,479	Timberland Co., Class A*	63,983
151,008	Time Warner, Inc.	3,115,294
9,599	Tribune Co.	314,847
27,624	Viacom, Inc., Class B*	1,139,490
1,677	WCI Communities, Inc.*	36,626
3,142	Weight Watchers International, Inc.	150,785
10,536	Yum! Brands, Inc.	651,757
		17,226,694
	Consumer Staples—3.2%
15,587	Campbell Soup Co.	609,453
759	Chattem, Inc.*	43,369
2,243	Energizer Holdings, Inc.*	217,975
8,258	Estee Lauder (The) Cos., Inc., Class A	424,626
9,223	Hershey (The) Co.	506,896
1,263	Lancaster Colony Corp.	53,336
1,405	Performance Food Group Co.*	43,906
1,072	Ralcorp Holdings, Inc.*	70,548
		1,970,109
	Energy—8.4%
12,799	Baker Hughes, Inc.	1,028,912
11,719	BJ Services Co.	335,867
39,331	Exxon Mobil Corp.	3,122,094
2,212	Holly Corp.	140,683
6,256	Patterson-UTI Energy, Inc.	152,584
590	Petroleum Development Corp.*	30,680
4,849	Sunoco, Inc.	366,245
1,204	Universal Compression Holdings, Inc.*	80,150
		5,257,215
	Financials—13.3%
1,197	Affiliated Managers Group, Inc.*	140,803
238	American Bank, Inc.	1,964
456	American Physicians Capital, Inc.*	18,030

See Notes to Financial Statements.
31

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
4,693	AmeriCredit Corp.*	$118,404
1,387	Asset Acceptance Capital Corp.*	25,549
699	Associated Estates Realty Corp.	10,611
4,862	Assurant, Inc.	279,711
3,896	Astoria Financial Corp.	103,478
748	Beverly Hills Bancorp, Inc.	4,989
265	Camden National Corp.	10,497
2,187	Erie Indemnity Co., Class A	114,927
417	Federal Agricultural Mortgage Corp., Class C	11,417
136	First Federal Bankshares Inc.	2,568
1,559	First Financial Bancorp	23,229
1,128	GAMCO Investors, Inc., Class A	51,459
17,616	Genworth Financial, Inc., Class A	642,808
13,090	Goldman Sachs Group (The), Inc.	2,861,604
2,049	Hanover Insurance Group (The), Inc.	94,172
976	Housevalues, Inc.*	4,743
22,190	Hudson City Bancorp, Inc.	295,571
7,583	Janus Capital Group, Inc.	189,727
1,105	KNBT Bancorp, Inc.	16,586
52	MFB Corp.	1,781
3,319	MGIC Investment Corp.	204,484
101	Monarch Community Bancorp, Inc.	1,202
11,130	Moody's Corp.	735,915
55	North Central Bancshares, Inc.	2,236
3,173	Nuveen Investments, Inc., Class A	169,121
214	Oak Hill Financial, Inc.	4,926
1,748	Partners Trust Financial Group, Inc.	19,368
738	Piper Jaffray Cos.*	47,092
73	Provident Community Bancshares, Inc.	1,460
2,663	Provident Financial Services, Inc.	45,644
18,784	Prudential Financial, Inc.	1,784,479
783	QC Holdings, Inc.	10,281
143	Team Financial, Inc.	2,162
3,902	Torchmark Corp.	266,507
		8,319,505
	Health Care—15.2%
2,391	Advanced Medical Optics, Inc.*	96,668
20,475	Aetna, Inc.	959,868
402	America Service Group, Inc.*	6,553
7,572	AmerisourceBergen Corp.	378,524
46,645	Amgen, Inc.*	2,991,809
1,781	AMICAS, Inc.*	5,254
7,336	Applera Corp. - Applied Biosystems Group	229,177
1,731	Apria Healthcare Group, Inc.*	54,942
640	Biosite, Inc.*	59,200
15,998	Cardinal Health, Inc.	1,119,060
2,675	Charles River Laboratories International, Inc.*	126,688
3,895	CIGNA Corp.	606,023
1,120	Conmed Corp.*	33,958
6,774	Emdeon Corp.*	109,332
5,444	Express Scripts, Inc.*	520,174

Number of Shares		Value
	Common Stocks (Continued)
12,703	Forest Laboratories, Inc.*	$675,927
7,841	IMS Health, Inc.	229,977
1,881	Invitrogen Corp.*	123,149
4,701	Laboratory Corp. of America Holdings*	371,097
2,912	Manor Care, Inc.	188,960
4,859	PerkinElmer, Inc.	117,588
903	PolyMedica Corp.	36,517
2,116	Savient Pharmaceuticals, Inc.*	24,334
2,592	STERIS Corp.	66,252
4,032	Waters Corp.*	239,622
4,096	Watson Pharmaceuticals, Inc.*	111,821
		9,482,474
	Industrials—5.9%
143	Aerosonic Corp.*	1,115
1,169	Albany International Corp., Class A	44,773
1,318	Alliant Techsystems, Inc.*	122,745
1,120	Bowne & Co., Inc.	18,682
1,938	Brink's (The) Co.	123,063
2,664	CBIZ, Inc.*	18,541
1,289	Central Parking Corp.	28,848
1,861	Con-way, Inc.	101,666
1,424	Diamond Management & Technology Consultants, Inc.	16,148
947	Dollar Thrifty Automotive Group*	44,395
2,376	Dun & Bradstreet (The) Corp.	214,553
591	Exponent, Inc.*	12,500
656	GP Strategies Corp.*	6,284
719	Heidrick & Struggles International, Inc.*	33,922
2,538	Herman Miller, Inc.	87,333
1,915	HNI Corp.	79,932
674	Innovative Solutions & Support, Inc.*	18,292
5,711	JB Hunt Transport Services, Inc.	154,540
1,031	John H. Harland Co.	54,231
4,373	Joy Global, Inc.	221,405
3,066	Kansas City Southern*	113,902
1,972	Knoll, Inc.	45,790
340	Lawson Products	12,155
15,650	Masco Corp.	425,837
806	NCI Building Systems, Inc.*	40,276
1,346	Nordson Corp.	61,687
112	Paragon Technologies, Inc.*	626
214	Preformed Line Products Co.	9,031
7,740	Republic Services, Inc.	216,178
6,621	Rockwell Automation, Inc.	394,214
2,444	Ryder System, Inc.	128,652
2,262	Spherion Corp.*	19,340
2,386	SPX Corp.	169,120
4,992	Textron, Inc.	507,536
1,611	Toro (The) Co.	80,953
608	U.S. Xpress Enterprises, Inc., Class A*	8,707
1,186	United Stationers, Inc.*	70,591
		3,707,563

See Notes to Financial Statements.
32

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—21.4%
3,131	Acxiom Corp.	$70,761
2,767	ADTRAN, Inc.	70,420
1,098	Advent Software, Inc.*	36,849
16,132	Agilent Technologies, Inc.*	554,457
13,337	Analog Devices, Inc.	515,075
55,827	Applied Materials, Inc.	1,072,994
1,379	ATMI, Inc.*	42,652
15,666	BEA Systems, Inc.*	184,702
249	Blonder Tongue Laboratories, Inc.*	433
8,152	BMC Software, Inc.*	263,880
21,076	CA, Inc.	574,532
1,777	Cognex Corp.	38,294
6,923	Computer Sciences Corp.*	384,503
12,959	Compuware Corp.*	127,905
356	Cyberoptics Corp.*	4,678
2,626	Diebold, Inc.	125,181
2,633	DST Systems, Inc.*	205,506
4,925	EarthLink, Inc.*	37,726
83,890	EMC Corp.	1,273,449
2,283	Fair Isaac Corp.	81,526
6,774	Fiserv, Inc.*	360,174
2,648	Flir Systems, Inc.*	107,218
977	Gevity HR, Inc.	18,221
5,419	Intersil Corp., Class A	161,432
3,837	Lexmark International, Inc., Class A*	209,117
3,104	Micrel, Inc.	38,955
108,870	Microsoft Corp.	3,259,567
496	MicroStrategy, Inc., Class A*	56,425
730	MTS Systems Corp.	31,032
12,529	National Semiconductor Corp.	329,513
1,816	NMS Communications Corp*	3,269
13,549	Novell, Inc.*	98,908
5,037	Novellus Systems, Inc.*	163,048
522	Numerex Corp., Class A*	5,873
509	Overland Storage, Inc.*	1,899
318	Perceptron, Inc.*	2,856
3,632	Polycom, Inc.*	120,946
1,160	Renaissance Learning, Inc.	14,152
1,221	Selectica, Inc.*	2,418
1,420	Sigmatel, Inc.*	5,467
735	SM&A*	5,461
36,951	Symantec Corp.*	650,338
212	TESSCO Technologies, Inc.*	6,042
57,688	Texas Instruments, Inc.	1,982,736
609	Travelzoo, Inc.*	16,906
1,795	Websense, Inc.*	44,354
		13,361,850
	Materials—2.8%
1,078	A. Schulman, Inc.	24,966
318	AEP Industries, Inc.*	13,534

Number of Shares		Value
	Common Stocks (Continued)
2,503	Ashland, Inc.	$150,055
1,646	Cleveland-Cliffs, Inc.	114,051
1,931	Eagle Materials, Inc.	86,142
268	Friedman Industries, Inc.	2,640
17,917	International Paper Co.	675,830
5,311	Pactiv Corp.*	183,654
3,797	Vulcan Materials Co.	469,575
		1,720,447
	Telecommunication Services—1.0%
4,451	CenturyTel, Inc.	204,969
11,302	Crown Castle International Corp.*	388,110
3,281	IDT Corp., Class B	36,255
		629,334
	Utilities—1.2%
405	Central Vermont Public Service Corp.	13,041
14,021	PG&E Corp.	709,463
		722,504
	Total Investments (Cost $61,009,146)—100.0%	62,397,695
	Liabilities in excess of other assets—(0.0%)	(14,555)
	Net Assets—100.0%	$62,383,140

*  Non-income producing security.

See Notes to Financial Statements.
33

Schedule of Investments

PowerShares Financial Preferred Portfolio

April 30, 2007

Number of Shares		Value
	Preferred Stocks—100.2%
	Banks—37.2%
92,482	Abbey National PLC, 7.38%, Series C (United Kingdom)	$2,346,268
171,573	Bank of America Corp., 6.20%, Series D	4,503,791
171,500	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	4,503,590
268,137	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	6,794,592
158,092	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	3,797,370
102,171	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	2,602,295
186,207	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	4,725,934
171,896	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	4,390,224
124,514	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	3,244,835
		36,908,899
	Diversified Financial Services—20.7%
169,903	CIT Group, Inc., 6.35%, Series A	4,415,779
172,656	Goldman Sachs Group, Inc., 6.20%, Series B	4,430,353
106,811	HSBC Finance Corp., 6.36%	2,766,405
171,459	Lehman Brothers Holdings, 6.50%	4,464,792
169,226	Merrill Lynch & Co., Inc., 6.38%, Series 3	4,423,568
		20,500,897
	Insurance—42.3%
172,775	ACE Ltd., 7.80%, Series C (Cayman Islands)	4,452,412
129,291	Aegon NV, 6.38% (Netherlands)	3,357,687
54,548	Aegon NV, 6.50% (Netherlands)	1,396,429
170,305	Axis Capital Holdings Ltd., 7.25%, Series A (Bermuda)	4,419,415
129,742	ING Groep NV, 6.13% (Netherlands)	3,263,011
92,650	ING Groep NV, 6.20% (Netherlands)	2,329,221
147,878	ING Groep NV, 7.05% (Netherlands)	3,753,144
203,663	ING Groep NV, 7.20% (Netherlands)	5,179,149
183,293	Metlife, Inc., 6.50%, Series B	4,824,271
171,459	PartnerRe Ltd., 6.75%, Series C (Bermuda)	4,360,202
55,991	Prudential PLC, 6.50% (United Kingdom)	1,439,529
123,836	Prudential PLC, 6.75% (United Kingdom)	3,183,824
		41,958,294
	Total Preferred Stocks (Cost $99,862,311)	99,368,090

Money Market Fund—0.2%

150,774	Liquid Assets Portfolio Private Class* (Cost $150,774)	150,774
	Total Investments (Cost $100,013,085)—100.4%	99,518,864
	Liabilities in excess of other assets—(0.4%)	(400,624)
	Net Assets—100.0%	$99,118,240

*  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United Kingdom	$37,028,461	37.3%
United States	29,979,733	30.2
Netherlands	19,278,641	19.5
Bermuda	8,779,617	8.9
Cayman Islands	4,452,412	4.5
Total Investments	99,518,864	100.4
Liabilities in excess of other assets	(400,624)	(0.4)
Net Assets	$99,118,240	100.0%

See Notes to Financial Statements.
34

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Statements of Assets and Liabilities

April 30, 2007

	PowerShares Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares High Growth Rate Dividend AchieversTM Portfolio
ASSETS:
Unaffiliated investments at value	$70,043,877	$439,906,608	$42,022,167
Affiliated investments at value	27,578	—	6,625
Cash	—	—	87,491
Receivables:
Investments sold	3,459,752	29,861,348	883,778
Capital stock sold	1,751,973	25,313,403	1,685,101
Dividends	78,209	1,021,460	35,471
Due from Adviser	18,281	30,955	13,694
Total Assets	75,379,670	496,133,774	44,734,327
LIABILITIES:
Due to custodian	206,594	1,589,382	—
Payables:
Investments purchased	3,268,137	29,054,701	867,114
Capital stock purchased	1,751,973	25,313,403	1,685,101
Accrued advisory fees	22,412	145,476	13,259
Accrued expenses	51,619	210,443	41,323
Total Liabilities	5,300,735	56,313,405	2,606,797
NET ASSETS	$70,078,935	$439,820,369	$42,127,530
NET ASSETS CONSIST OF:
Paid-in capital	$64,215,859	$457,269,226	$40,262,598
Undistributed net investment income	14,002	—	15,907
Accumulated net realized loss on investments	(131,405)	(10,659,673)	(259,314)
Net unrealized appreciation/depreciation on investments	5,980,479	(6,789,184)	2,108,339
Net Assets	$70,078,935	$439,820,369	$42,127,530
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,000,000	27,800,000	2,500,000
Net asset value	$17.52	$15.82	$16.85
Unaffiliated investments at cost	$64,063,398	$446,695,792	$39,913,828
Affiliated investments at cost	$27,578	$—	$6,625

See Notes to Financial Statements.
36

	PowerShares International Dividend AchieversTM Portfolio	PowerShares Buyback AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
ASSETS:
Unaffiliated investments at value	$554,202,535	$62,397,695	$99,368,090
Affiliated investments at value	—	—	150,774
Cash	—	23,413	—
Receivables:
Investments sold	43,593,623	2,149,676	—
Capital stock sold	38,268,821	2,599,298	—
Dividends	3,057,313	20,164	65,680
Due from Adviser	42,138	6,079	2,683
Total Assets	639,164,430	67,196,325	99,587,227
LIABILITIES:
Due to custodian	230,259	—	369,349
Payables:
Investments purchased	53,184,355	2,141,819	—
Capital stock purchased	32,186,182	2,599,298	—
Accrued advisory fees	169,439	23,643	38,305
Accrued expenses	194,200	48,425	61,333
Total Liabilities	85,964,435	4,813,185	468,987
NET ASSETS	$553,199,995	$62,383,140	$99,118,240
NET ASSETS CONSIST OF:
Paid-in capital	$515,223,090	$61,295,512	$99,612,461
Undistributed net investment income	678,573	—	—
Accumulated net realized loss on investments	(5,555,562)	(300,921)	—
Net unrealized appreciation/depreciation on investments	42,853,894	1,388,549	(494,221)
Net Assets	$553,199,995	$62,383,140	$99,118,240
Shares outstanding (unlimited amount authorized, $0.01 par value)	27,500,000	2,400,000	4,000,000
Net asset value	$20.12	$25.99	$24.78
Unaffiliated investments at cost	$511,348,641	$61,009,146	$99,862,311
Affiliated investments at cost	$—	$—	$150,774

37

Statements of Operations

	PowerShares Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares High Growth Rate Dividend AchieversTM Portfolio
	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$1,161,193	$17,771,067	$829,839
Affiliated dividend income	2,882	16,255	2,091
Foreign withholding taxes	(105)	—	(437)
Total Income	1,163,970	17,787,322	831,493
EXPENSES:
Advisory fees	183,332	1,746,064	134,649
Administration fees	59,999	65,479	59,999
Accounting	54,998	54,998	54,998
Licensing	41,162	436,515	33,662
Printing	22,042	187,884	14,726
Audit	16,500	16,500	16,500
Custodian & transfer agent fees	14,001	27,327	7,202
Listing fee and expenses	10,056	11,060	10,063
Offering costs	1,877	—	3,474
Trustees	1,865	16,182	1,367
Registration & filings	1,531	—	1,603
Legal	934	18,225	1,084
Other expenses	15,249	24,038	10,994
Total Expenses	423,546	2,604,272	350,321
Expenses reimbursed to the Adviser under the Expense Agreement	—	15,435	—
Less fees waived:
Advisory	(150,733)	—	(134,649)
Other fees assumed by Adviser	—	—	(9,614)
Net Expenses	272,813	2,619,707	206,058
Net Investment Income	891,157	15,167,615	625,435
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(92,413)	(4,614,514)	(207,727)
In-kind redemptions	945,228	26,581,454	1,356,887
Net realized gain	852,815	21,966,940	1,149,160
Net change in unrealized appreciation/ depreciation on investments	4,770,653	594,916	643,486
Net realized and unrealized gain (loss) on investments	5,623,468	22,561,856	1,792,646
Net increase in net assets resulting from operations	$6,514,625	$37,729,471	$2,418,081

*  Commencement of Investment Operations.

See Notes to Financial Statements.
38

	PowerShares International Dividend AchieversTM Portfolio	PowerShares Buyback AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
	Year Ended April 30, 2007	For the period December 20, 2006* through April 30, 2007	For the period December 01, 2006* through April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$12,518,016	$121,962	$1,230,486
Affiliated dividend income	8,288	—	864
Foreign withholding taxes	(871,494)	—	—
Total Income	11,654,810	121,962	1,231,350
EXPENSES:
Advisory fees	1,302,547	69,278	114,962
Administration fees	63,706	2,078	3,449
Accounting	54,999	1,386	2,299
Licensing	325,637	13,856	22,993
Printing	153,512	7,427	11,371
Audit	16,500	12,500	12,500
Custodian & transfer agent fees	22,282	4,169	2,350
Listing fee and expenses	10,388	10,000	10,001
Offering costs	8,591	3,887	4,237
Trustees	13,306	586	869
Registration & filings	9,616	1,490	2,462
Legal	13,218	5,000	5,000
Other expenses	17,158	12,359	12,234
Total Expenses	2,011,460	144,016	204,727
Expenses reimbursed to the Adviser under the Expense Agreement	—	—	—
Less fees waived:
Advisory	(48,441)	(42,482)	(39,008)
Other fees assumed by Adviser	—	—	—
Net Expenses	1,963,019	101,534	165,719
Net Investment Income	9,691,791	20,428	1,065,631
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(5,371,094)	(300,921)	—
In-kind redemptions	36,316,615	703,967	38,292
Net realized gain	30,945,521	403,046	38,292
Net change in unrealized appreciation/ depreciation on investments	34,368,081	1,388,549	(494,221)
Net realized and unrealized gain (loss) on investments	65,313,602	1,791,595	(455,929)
Net increase in net assets resulting from operations	$75,005,393	$1,812,023	$609,702

39

Statements of Changes in Net Assets

	PowerShares Dividend AchieversTM Portfolio		PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares High Growth Rate Dividend AchieversTM Portfolio
	For the year ended April 30, 2007	For the period September 15, 2005* through April 30, 2006	For the year ended April 30, 2007	For the year ended April 30, 2006	For the year ended April 30, 2007	For the period September 15, 2005* through April 30, 2006
OPERATIONS:
Net investment income	$891,157	$290,043	$15,167,615	$15,812,670	$625,435	$275,802
Net realized gain on investments	852,815	187,718	21,966,940	11,949,376	1,149,160	894,796
Net change in unrealized appreciation/ depreciation on investments	4,770,653	1,209,826	594,916	955,503	643,486	1,464,853
Net increase in net assets resulting from operations	6,514,625	1,687,587	37,729,471	28,717,549	2,418,081	2,635,451
Undistributed net investment income included in price of units issued and redeemed	70,102	(770)	(112,827)	522,910	14,460	4,850
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(892,954)	(272,220)	(16,754,893)	(14,376,272)	(627,388)	(257,942)
Tax return of capital	—	—	(788,801)	—	—	—
Total distributions to shareholders	(892,954)	(272,220)	(17,543,694)	(14,376,272)	(627,388)	(257,942)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	49,447,993	28,151,565	191,978,674	315,767,012	26,475,751	37,416,728
Value of shares repurchased	(8,439,931)	(6,117,730)	(232,033,594)	(184,663,966)	(13,366,288)	(12,566,863)
Net income equalization	(70,102)	770	112,827	(522,910)	(14,460)	(4,850)
Net increase (decrease) in net assets resulting from share transactions	40,937,960	22,034,605	(39,942,093)	130,580,136	13,095,003	24,845,015
Increase (Decrease) in Net Assets	46,629,733	23,449,202	(19,869,143)	145,444,323	14,900,156	27,227,374
NET ASSETS:
Beginning of period	23,449,202	—	459,689,512	314,245,189	27,227,374	—
End of period	$70,078,935	$23,449,202	$439,820,369	$459,689,512	$42,127,530	$27,227,374
Undistributed net investment income	$14,002	$16,670	$—	$1,587,278	$15,907	$17,860
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,000,000	1,900,000	12,000,000	20,900,000	1,600,000	2,500,000
Shares repurchased	(500,000)	(400,000)	(14,700,000)	(12,200,000)	(800,000)	(800,000)
Shares outstanding, beginning of period	1,500,000	—	30,500,000	21,800,000	1,700,000	—
Shares outstanding, end of period	4,000,000	1,500,000	27,800,000	30,500,000	2,500,000	1,700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
40

	PowerShares International Dividend AchieversTM Portfolio		PowerShares Buyback AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
	For the year ended April 30, 2007	For the period September 15, 2005* through April 30, 2006	For the period December 20, 2006* through April 30, 2007	For the period December 01, 2006* through April 30, 2007
OPERATIONS:
Net investment income	$9,691,791	$1,849,152	$20,428	$1,065,631
Net realized gain on investments	30,945,521	5,624,937	403,046	38,292
Net change in unrealized appreciation/ depreciation on investments	34,368,081	8,485,813	1,388,549	(494,221)
Net increase in net assets resulting from operations	75,005,393	15,959,902	1,812,023	609,702
Undistributed net investment income included in price of units issued and redeemed	2,016,764	(246,561)	19,385	193,038
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,485,475)	(1,377,038)	(39,938)	(1,336,352)
Tax return of capital	—	—	—	—
Total distributions to shareholders	(9,485,475)	(1,377,038)	(39,938)	(1,336,352)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	518,438,866	211,304,049	78,476,709	104,833,729
Value of shares repurchased	(201,601,419)	(55,044,283)	(17,865,654)	(4,988,839)
Net income equalization	(2,016,764)	246,561	(19,385)	(193,038)
Net increase (decrease) in net assets resulting from share transactions	314,820,683	156,506,327	60,591,670	99,651,852
Increase (Decrease) in Net Assets	382,357,365	170,842,630	62,383,140	99,118,240
NET ASSETS:
Beginning of period	170,842,630	—	—	—
End of period	$553,199,995	$170,842,630	$62,383,140	$99,118,240
Undistributed net investment income	$678,573	$472,257	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	28,200,000	13,500,000	3,100,000	4,200,000
Shares repurchased	(10,800,000)	(3,400,000)	(700,000)	(200,000)
Shares outstanding, beginning of period	10,100,000	—	—	—
Shares outstanding, end of period	27,500,000	10,100,000	2,400,000	4,000,000

41

Financial Highlights

PowerShares Dividend AchieversTM Portfolio

	For the year ended April 30, 2007	For the period September 15, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.63	$14.84
Net investment income**	0.32	0.17
Net realized and unrealized gain on investments	1.85	0.78
Total from operations	2.17	0.95
Undistributed net investment income included in price of units issued and redeemed**	0.03	—	(a)
Distributions to shareholders from:
Net investment income	(0.31)	(0.16)
Net asset value at end of period	$17.52	$15.63
TOTAL RETURN***	14.26%	6.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$70,079	$23,449
Ratio to average net assets of:
Expenses, net of waivers	0.60%	0.67	%†
Expenses, prior to waivers	0.92%	1.02	%†
Net investment income, net of waivers	1.94%	1.81	%†
Portfolio turnover rate ††	9%	8%

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	For the year ended April 30, 2007		For the year ended April 30, 2006	For the period December 9, 2004* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.07		$14.41	$14.79
Net investment income**	0.54		0.53	0.18
Net realized and unrealized gain (loss) on investments	0.84		0.59	(0.39)
Total from operations	1.38		1.12	(0.21)
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.02	—
Distributions to shareholders from:
Net investment income	(0.60)		(0.48)	(0.17)
Tax return of capital	(0.03)		—	—
Total distributions	(0.63)		(0.48)	(0.17)
Net asset value at end of period	$15.82		$15.07	$14.41
TOTAL RETURN***	9.28%		7.92%	(1.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$439,820		$459,690	$314,245
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.60%		0.61%	0.60%†
Expenses, prior to waivers and reimbursements	0.60	%†††	0.65%	0.66%†
Net investment income, net of waivers and reimbursements	3.47%		3.49%	3.57%†
Portfolio turnover rate ††	20%		9%	21%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

(a)  Amount represents less than $0.01.

See Notes to Financial Statements.
42

Financial Highlights (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio

	For the year ended April 30, 2007	For the period September 15, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.02	$14.78
Net investment income**	0.30	0.15
Net realized and unrealized gain on investments	0.82	1.24
Total from operations	1.12	1.39
Undistributed net investment income included in price of units issued and redeemed**	0.01	—	(a)
Distributions to shareholders from:
Net investment income	(0.30)	(0.15)
Net asset value at end of period	16.85	$16.02
TOTAL RETURN***	7.11%	9.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$42,128	$27,227
Ratio to average net assets of:
Expenses, net of waivers	0.61%	0.66	%†
Expenses, prior to waivers	1.04%	1.00	%†
Net investment income, net of waivers	1.86%	1.59	%†
Portfolio turnover rate ††	12%	20%

PowerShares International Dividend AchieversTM Portfolio

	For the year ended April 30, 2007		For the period September 15, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.92		$14.96
Net investment income**	0.53		0.28
Net realized and unrealized gain on investments	3.09		1.84
Total from operations	3.62		2.12
Undistributed net investment income included in price of units issued and redeemed**	0.11		0.04
Distributions to shareholders from:
Net investment income	(0.53)		(0.20)
Net asset value at end of period	20.12		$16.92
TOTAL RETURN***	22.56%		14.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$553,200		$170,843
Ratio to average net assets of:
Expenses, net of waivers	0.60%		0.62	%†
Expenses, prior to waivers	0.62	%†††	0.69	%†
Net investment income, net of waivers	2.98%		3.06	%†
Portfolio turnover rate ††	22%		8%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

(a)  Amount represents less than $0.01.

See Notes to Financial Statements.
43

Financial Highlights (Continued)

PowerShares Buyback AchieversTM Portfolio

	For the period December 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.98
Net investment income**	0.01
Net realized and unrealized gain on investments	1.01
Total from operations	1.02
Undistributed net investment income included in price of units issued and redeemed**	0.01
Distributions to shareholders from:
Net investment income	(0.02)
Net asset value at end of period	25.99
TOTAL RETURN***	4.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,383
Ratio to average net assets of:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	1.04	%†
Net investment income, net of waivers	0.15	%†
Portfolio turnover rate ††	38%

PowerShares Financial Preferred Portfolio

For the period December 1, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.12
Net investment income**	0.41
Net realized and unrealized loss on investments	(0.19)
Total from operations	0.22
Undistributed net investment income included in price of units issued and redeemed**	0.07
Distributions to shareholders from:
Net investment income	(0.63)
Net asset value at end of period	24.78
TOTAL RETURN***	1.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$99,118
Ratio to average net assets of:
Expenses, net of waivers	0.72%†
Expenses, prior to waivers	0.89%†
Net investment income, net of waivers	4.63%†
Portfolio turnover rate ††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
44

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares High Growth Rate Dividend AchieversTM Portfolio	"High Growth Rate Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

Buyback AchieversTM Portfolio commenced investment operations on December 20, 2006. Financial Preferred Portfolio commenced investment operations on December 1, 2006. Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

High Growth Rate Dividend AchieversTM Portfolio	High Growth Rate Dividend AchieversTM Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Financial Preferred Portfolio	Wachovia Hybrid & Preferred Securities Financial Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

official closing price. Preferred securities for which current market quotations are readily available are valued at the closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends monthly) declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.
46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.40% per annum on each Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay 0.50% per annum on the Funds' average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% (0.60% for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the period ended April 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dividend AchieversTM Portfolio	$150,733	$—
High Growth Rate Dividend AchieversTM Portfolio	134,649	9,614
International Dividend AchieversTM Portfolio	48,441	—
Buyback AchieversTM Portfolio	42,482	—
Financial Preferred Portfolio	39,008	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

During the period ended April 30, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbursements	Net (Waivers)/ Reimbursements
High Yield Equity Dividend AchieversTM Portfolio	$(67,568)	$83,003	$15,435
International Dividend AchieversTM Portfolio	(100,872)	52,431	(48,441)

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

The amounts subject to reimbursement to the Adviser at April 30, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dividend AchieversTM Portfolio	$207,937	$207,937	$150,733
High Yield Equity Dividend AchieversTM Portfolio	177,851	177,851	67,569
High Growth Rate Dividend AchieversTM Portfolio	203,239	203,239	144,263
International Dividend AchieversTM Portfolio	91,555	91,555	91,555
Buyback AchieversTM Portfolio	42,482	42,482	42,482
Financial Preferred Portfolio	39,008	39,008	39,008

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
Dividend AchieversTM Portfolio	Mergent, Inc.

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

High Growth Rate Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

Buyback AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wachovia Capital Markets, LLC

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the licensing fees which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Note 4. INVESCO Transactions and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dividend AchieversTM Portfolio	$14,002	$(7,896)	$5,914,488	$6,149,529	$(235,041)	$5,920,594
High Yield Equity Dividend AchieversTM Portfolio	—	(9,622,631)	(7,826,226)	19,632,682	(27,458,908)	(17,448,857)
High Growth Rate Dividend AchieversTM Portfolio	15,907	(17,498)	2,036,611	2,559,881	(523,270)	2,035,020
International Dividend AchieversTM Portfolio	678,573	(404,939)	39,756,200	48,849,481	(9,093,281)	40,029,834
Buyback AchieversTM Portfolio(1)	—	—	1,310,718	2,344,182	(1,033,464)	1,310,718
Financial Preferred Portfolio(1)	—	—	(494,221)	18,428	(512,649)	(494,221)

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dividend AchieversTM Portfolio	$64,156,967
High Yield Equity Dividend AchieversTM Portfolio	447,732,834
High Growth Rate Dividend AchieversTM Portfolio	39,992,181
International Dividend AchieversTM Portfolio	514,446,335
Buyback AchieversTM Portfolio(1)	61,086,977
Financial Preferred Portfolio(1)	100,013,085

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dividend AchieversTM Portfolio	$892,954
High Yield Equity Dividend AchieversTM Portfolio	16,754,893
High Growth Rate Dividend AchieversTM Portfolio	627,388
International Dividend AchieversTM Portfolio	9,485,475
Buyback AchieversTM Portfolio(1)	39,938
Financial Preferred Portfolio(1)	1,336,352
Distributions paid from Return of Capital
High Yield Equity Dividend AchieversTM Portfolio	$788,801

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

The tax character of distributions paid during the year ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dividend AchieversTM Portfolio	$272,220
High Yield Equity Dividend AchieversTM Portfolio	14,376,272
High Growth Rate Dividend AchieversTM Portfolio	257,942
International Dividend AchieversTM Portfolio	1,377,038

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through		Total
	2014	2015	Amount
Dividend AchieversTM Portfolio	$7,896	$—	$7,896
High Yield Equity Dividend AchieversTM Portfolio	2,613,033	7,009,598	9,622,631
High Growth Rate Dividend AchieversTM Portfolio	1,847	15,651	17,498
International Dividend AchieversTM Portfolio	183,478	221,461	404,939

During the fiscal year ended April 30, 2007, the Dividend AchieversTM Portfolio utilized capital loss carryforwards of $15,673.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dividend AchieversTM Portfolio	$57,518
High Growth Rate Dividend AchieversTM Portfolio	170,088
International Dividend AchieversTM Portfolio	2,052,929
Buyback AchieversTM Portfolio(1)	223,090

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid-in Capital
Dividend AchieversTM Portfolio	$(70,973)	$(941,037)	$1,012,010
High Yield Equity Dividend AchieversTM Portfolio	901,628	(25,660,068)	24,758,440
High Growth Rate Dividend AchieversTM Portfolio	(14,460)	(1,344,638)	1,359,098
International Dividend AchieversTM Portfolio	(2,016,764)	(36,105,278)	38,122,042
Buyback AchieversTM Portfolio(1)	125	(703,967)	703,842
Financial Preferred Portfolio(1)	77,683	(38,292)	(39,391)

Note 6. Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dividend AchieversTM Portfolio	$4,238,564	$3,940,741
High Yield Equity Dividend AchieversTM Portfolio	88,758,184	85,522,073
High Growth Rate Dividend AchieversTM Portfolio	4,310,676	3,941,585
International Dividend AchieversTM Portfolio	85,583,214	74,149,741
Buyback AchieversTM Portfolio(1)	15,602,159	15,707,780
Financial Preferred Portfolio(1)	—	26

For the period ended April 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dividend AchieversTM Portfolio	$45,801,226	$5,068,367
High Yield Equity Dividend AchieversTM Portfolio	179,240,506	224,781,075
High Growth Rate Dividend AchieversTM Portfolio	22,013,238	9,367,644
International Dividend AchieversTM Portfolio	504,640,396	198,148,637
Buyback AchieversTM Portfolio(1)	76,623,757	15,912,036
Financial Preferred Portfolio(1)	103,844,521	4,020,476

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

(1) First tax year-end will be August 31, 2007.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Transaction fees at scheduled amounts ranging from $500 to $1,600 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Buyback AchieversTM Portfolio and Financial Preferred Portfolio concentrate their investments in certain industries or companies, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. On December 22, 2006, the Securities and Exchange Commission delayed the effective date of FIN 48, which will result in adoption for the Funds as of October 31, 2007. At this time, management is currently assessing the impact of FIN 48, if any, on the Funds' financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 25, 2007

53

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
PowerShares Dividend AchieversTM Portfolio	100%	100%
PowerShares High Yield Equity Dividend AchieversTM Portfolio	100%	100%
PowerShares High Growth Rate Dividend AchieversTM Portfolio	100%	100%
PowerShares International Dividend AchieversTM Portfolio	100%	0%
Buyback AchieversTM Portfolio	100%	100%
Financial Preferred Portfolio	100%	91%

54

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); Interim CFO, Priority Health (July 2006-February 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989- Present)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Marc Kole was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

55

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	79	None

Donald H. Wilson (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Donald Wilson was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

56

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002- Present); Manager, Nuveen Investments (April 1998- August 2002)	79	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

57

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

58

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited)

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Divided AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

59

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of a consultant to the Adviser on correlation and tracking error. The Trustees concluded that Funds are correlated to their underlying index and that the tracking error was within a reasonable range.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2008. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

60

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted the Adviser's statement that its costs of managing the Funds generally exceeded the amount payable as management fees under the Investment Advisory Agreement, and that most of the Funds were operating in a cash loss position. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

61

PowerShares        Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Annual Report.

62

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market
PWO  -  Dynamic OTC
PIQ  -  Dynamic MagniQuant
PJF  -  Dynamic Large Cap
PJG  -  Dynamic Mid Cap
PJM  -  Dynamic Small Cap
PWB  -  Dynamic Large Cap Growth
PWV  -  Dynamic Large Cap Value
PWJ  -  Dynamic Mid Cap Growth
PWP  -  Dynamic Mid Cap Value
PWT  -  Dynamic Small Cap Growth
PWY  -  Dynamic Small Cap Value
PGZ  -  Dynamic Aggressive Growth
PVM  -  Dynamic Deep Value
PYZ  -  Dynamic Basic Materials Sector
PEZ  -  Dynamic Consumer Discretionary Sector
PSL  -  Dynamic Consumer Staples Sector
PXI  -  Dynamic Energy Sector
PFI  -  Dynamic Financials Sector
PTH  -  Dynamic Healthcare Sector
PRN  -  Dynamic Industrials Sector
PTF  -  Dynamic Technology Sector
PTE  -  Dynamic Telecommunications & Wireless
PUI  -  Dynamic Utilities
PJB  -  Dynamic Banking
PBE  -  Dynamic Biotechnology & Genome
PKB  -  Dynamic Building & Construction
PXE  -  Dynamic Energy Exploration & Production
PBJ  -  Dynamic Food & Beverage
PHW  -  Dynamic Hardware & Consumer Electronics
PTJ  -  Dynamic Healthcare Services
PIC  -  Dynamic Insurance
PEJ  -  Dynamic Leisure and Entertainment
PBS  -  Dynamic Media
PXQ  -  Dynamic Networking
PXJ  -  Dynamic Oil & Gas Services
PJP  -  Dynamic Pharmaceuticals
PMR  -  Dynamic Retail
PSI  -  Dynamic Semiconductors
PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Annual Report.
63

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000
PRFZ  -  FTSE RAFI US 1500 Small-Mid
PRFM  -  FTSE RAFI Basic Materials Sector
PRFG  -  FTSE RAFI Consumer Goods Sector
PRFS  -  FTSE RAFI Consumer Services Sector
PRFE  -  FTSE RAFI Energy Sector
PRFF  -  FTSE RAFI Financials Sector
PRFH  -  FTSE RAFI Health Care Sector
PRFN  -  FTSE RAFI Industrials Sector
PRFQ  -  FTSE RAFI Telecom & Technology Sector
PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense
ADRA  -  BLDRS Asia 50 ADR Index Fund
ADRD  -  BLDRS Developed Markets 100 ADR Index Fund
ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund
ADRU  -  BLDRS Europe 100 ADR Index Fund
PKW  -  Buyback Achievers
PZD  -  Cleantech
PFM  -  Dividend Achievers
PDP  -  DWA Technical Lenders
PGF  -  Financial Preferred
PGJ  -  Golden Dragon Halter USX China
PHJ  -  High Growth Rate Dividend Achievers
PEY  -  High Yield Equity Dividend Achievers
PID  -  International Dividend Achievers
PSP  -  Listed Private Equity
PXN  -  Lux Nanotech
QQQQ  -  PowerShares QQQ
PYH  -  Value Line Industry Rotation
PIV  -  Value Line Timeliness Select
PHO  -  Water Resources
PBW  -  WilderHill Clean Energy
PUW  -  WilderHill Progressive Energy
PZI  -  Zacks Micro Cap
PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Annual Report.
64

PowerShares     Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

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65

PowerShares     Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

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66

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

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67

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.
68

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares FTFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares FTFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares FTFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-1

2007 Annual Report to Shareholders

30 April 2007

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares DWA Technical LeadersTM Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	28

Frequency Distribution of Discounts & Premiums	30

Fees and Expenses	32

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	35

PowerShares CleantechTM Portfolio	37

PowerShares Golden Dragon Halter USX China Portfolio	39

PowerShares Listed Private Equity Portfolio	41

PowerShares Lux Nanotech Portfolio	42

PowerShares Value Line TimelinessTM Select Portfolio	43

PowerShares Value Line Industry Rotation Portfolio	44

PowerShares Water Resources Portfolio	46

PowerShares WilderHill Clean Energy Portfolio	47

PowerShares WilderHill Progressive Energy Portfolio	48

PowerShares DWA Technical LeadersTM Portfolio	50

Statements of Assets and Liabilities	52

Statements of Operations	54

Statements of Changes in Net Assets	56

Financial Highlights	60

Notes to Financial Statements	66

Report of Independent Registered Public Accounting Firm	76

Supplemental Information (Unaudited)	77

Information about Advisory Agreement (Unaudited)	82

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC.

Let me share with you the exciting events that have taken place at PowerShares as I look back over the past 12 months and at what the future may hold.

PowerShares has experienced significant growth over the past 12 months. We now have 70 exchange-traded funds ("ETFs") in the market, an increase of 33 funds from the 37 funds at the beginning of the fiscal year. PowerShares now offers more U.S. based equity ETFs than any other ETF sponsor. Assets under management increased almost 75%, from $6 billion to over $10 billion at April 30, 2007. This phenomenal growth demonstrates the continued strong demand for our original listings as well as the excellent reception of our new funds.

Of the new funds offered, 10 were FTSE RAFI funds, which were the first PowerShares Exchange-Traded Funds to be listed on the NASDAQ stock exchange, making PowerShares the only ETF sponsor to list ETFs on all three major U.S. exchanges: the American Stock Exchange, the NASDAQ, and the New York Stock Exchange.

PowerShares continues to be recognized as an innovator in the ETF marketplace. In 2007, our FTSE RAFI US 1000 Fund was awarded the most innovative new ETF at the Third Annual Global ETF Awards program.

Drawing on our increased resources as a member of the INVESCO family, we plan to introduce several PowerShares ETFs for international and global investing. These new funds will help to fulfill our goal of providing investors with the opportunity to invest in intelligent ETFs in marketplaces around the globe.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although spikes of volatility marked the beginning and end of the reporting period, the U.S. equity marketplace provided strong results, with the S&P® 500 Index posting double digit returns of 15.24%. At the beginning of the reporting period, enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by the end of summer 2006 energy prices had cooled and investors surmised the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Stocks resumed their upward path until late February of 2007, when Chinese regulators threatened to clamp down on local trading practices, causing global markets to retreat sharply. Global concerns, coupled with a slowing housing market domestically and the Fed's insistence that inflation posed a greater risk than a recession, amplified volatility. However, a strong job market, sustained earnings and indications that inflation would remain contained were enough to resume the rally by the end of the reporting period.

The telecom and utilities sectors posted the best results, while technology and industrial sectors lagged. Bond prices recovered moderately during the reporting period as the Fed ended its two year hike on rates in June of 2006 and a retracting housing market eased inflation concerns. With a few bumps along the way, commodity prices continued their upward march.

3

Manager's Analysis

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

The PowerShares Aerospace & Defense Portfolio continues to provide investors with a means to participate in a sector that has now beaten the S&P 500® Index for seven consecutive years returning 19.33% in 2006 and is outperforming the broad market YTD in 2007 by more than 5%. During the period of this report, the fund gained 16.66%.

The period began with a decline in the Fund of nearly 10% from May to mid-August, ultimately hitting a low of $15.64 on June 13 and remaining relatively flat through mid-August when the Fund began a steady rise to the $20.19 level it reached on April 30, 2007. This run-up was only interrupted in late-February when a global sell-off due to concerns about U.S. real estate and Chinese stocks saw the Fund decline by 5%. The sell-off was short-lived and the Fund price rebounded to previous levels on April 16th.

Performance in the sector continues to be driven by several factors including government support for defense and homeland security activities along with recent U.S. successes in capturing greater market share for manufacturing commercial aircraft. With a portfolio defined by the underlying SPADE Defense Index, constituents represent a diversified offering of large, mid, and small cap companies as well as enabling the Fund to capture current and future spending in areas such as armor for vehicles and soldiers, night vision systems, border security, defense IT, and secure communications.

With the core defense budget forecast to grow through 2011 and additional appropriations anticipated to continue funding the wars in Iraq and Afghanistan, replenish and repair military systems, and develop new border security initiatives, increased funding for the sector over the next several years is anticipated. The primary risk to the sector remains politics.

Industry Breakdown (% of the Fund's

Net Assets)

Aerospace/Defense	49.0
Miscellaneous Manufacturing	10.6
Media	9.2
Electronics	9.2
Computers	5.8
Metal/Fabricate Hardware	4.1
Telecommunications	3.9
Auto Manufacturers	2.7
Packaging & Containers	2.5
Commercial Services	1.3
Engineering & Construction	1.2
Software	0.5
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Boeing Co.	5.8
Honeywell International, Inc.	5.8
United Technologies Corp.	5.7
Lockheed Martin Corp.	5.4
EchoStar Communications Corp., Class A	4.7
DIRECTV Group (The), Inc.	4.5
Raytheon Co.	4.4
General Dynamics Corp.	4.4
Northrop Grumman Corp.	4.3
Garmin Ltd. (Cayman Islands)	4.1
Total	49.1

Style Allocation (%)

Large-Cap Value	25.4
Mid-Cap Value	20.8
Mid-Cap Growth	19.5
Large-Cap Growth	19.4
Small-Cap Value	8.9
Small-Cap Growth	6.0

4

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg Ann†	Fund Inception
	1 Year	Avg Ann†	Cumulative
SPADETM Defense Index	16.29	22.24	35.41
S&P 500® Index	15.24	17.78	28.03
Russell 3000® Index	14.48	18.02	28.42

Fund

NAV Return	16.66	22.65	36.10
Share Price Return	16.60	22.67	36.12

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.80%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.66% while the Fund's gross annualized total operating expense ratio was 0.77%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices based on the average performance of approximately 500 and 3,000 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares CleantechTM Portfolio (ticker: PZD)

The PowerShares CleantechTM Portfolio is based on the CleantechTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index. The index focuses on companies with products & services that are considered to be truly "clean" – hence the CleantechTM Index's minimal exposure to grain ethanol and clean-coal. The index screens for companies that have businesses based on significant technology and expertise instead of more general commodity producers, regulated utilities, and scrap recyclers. The index strives to contain the best cleantech companies that would most likely reflect the growth of the sector.

Since its October 24, 2006 inception date, the Fund has shown solid performance returning 9.64% outpacing the NASDAQ Composite Index, which returned 7.69%, and the S&P 500® Index, which returned 8.66%.

In addition to the rise of most broad equity markets, a significant factor in the strong performance was the meteoric rise of the larger solar photovoltaic ("PV") companies. Most major solar PV stocks rose 40%-200% and the winter saw four major solar PV company IPOs in the U.S. alone. In fact, three of them were from China and more Chinese PV IPOs are on the way. While the PV market is indeed frothy, demand for solar PV systems is being driven primarily by government incentive programs around the world. The performance of solar stocks is in stark contrast to many ethanol, clean-coal, and fuel-cell stocks which continue to perform poorly despite massive new government incentives for grain-based ethanol, biofuels, and clean coal.

Industry Breakdown (% of the Fund's

Net Assets)

Miscellaneous Manufacturing	24.5
Electronics	14.1
Energy-Alternate Sources	10.8
Environmental Control	10.1
Semiconductors	8.9
Electrical Components & Equipment	6.0
Water	3.3
Hand/Machine Tools	3.1
Telecommunications	3.0
Machinery-Diversified	3.0
Chemicals	2.9
Office Funishings	2.5
Biotechnology	2.4
Engineering & Construction	1.4
Building Materials	1.4
Electric	1.4
Computers	1.2
Oil & Gas Services	0.7
Money Market	0.0
Other	(0.7)

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Cree, Inc.	3.6
Woodward Governor Co.	3.6
Veolia Environnement ADR (France)	3.3
Siemens AG ADR (Germany)	3.3
Hexcel Corp.	3.2
Nalco Holding Co.	3.2
Pall Corp.	3.2
First Solar, Inc.	3.2
Trimble Navigation Ltd.	3.1
Baldor Electric Co.	3.1
Total	32.8

Style Allocation (%)

Small-Cap Growth	44.5
Mid-Cap Growth	26.1
Small-Cap Value	13.9
Large-Cap Growth	6.3
Mid-Cap Value	5.9
Large-Cap Value	3.3

6

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
CleantechTM Index	9.80
NASDAQ Composite Index	7.69
S&P 500® Index	8.66

Fund

NAV Return	9.64
Share Price Return	9.68

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.06%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 3,300 and 500 common stocks, respectively.

7

Manager's Analysis

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio is based on the Halter USX China IndexSM. The Halter USX China IndexSM is comprised of companies whose common stock is publicly traded in the United States and the majority of whose business is conducted within the People's Republic of China. It was created by the Halter Financial Group in response to the unique economic opportunities taking place in China, as well as the current dynamics in the United States capital markets. While there is strong demand for Chinese equity, U.S. investors still seek and prefer the transparency offered with a U.S. listing. The listing of Chinese companies in the U.S. is a growing trend and this index is intended to provide a valuable tracking and information tool for the investment community.

Over the past year the portfolio had a solid return of 28.53% compared with the broad S&P 500® Index which returned 15.24%. Telecommunication services, financials and energy sectors led the way contributing to the strong performance. Within telecommunications, the wireless telecommunication services industry led the way via strong returns from China Mobile and China Unicom. China Life Insurance was the biggest contributor from the financials sector. The consumer staples and healthcare sectors lagged, while the semiconductor and chemical industries underperformed, contributing to some drag on performance for the year.

Sector Breakdown (% of the Fund's

Net Assets)

Telecommunication Services	19.1
Information Technology	18.8
Energy	18.7
Industrials	13.3
Consumer Discretionary	8.6
Materials	8.4
Utilities	4.8
Financials	4.7
Health Care	2.8
Consumer Staples	0.5
Other	0.3

Style Allocation (%)

Large-Cap Growth	30.4
Small-Cap Growth	20.9
Mid-Cap Growth	17.8
Mid-Cap Value	17.5
Large-Cap Value	8.7
Small-Cap Value	4.7

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
China Mobile Ltd. ADR	5.8
PetroChina Co. Ltd. ADR	5.6
Aluminum Corp. of China Ltd. ADR	4.9
Huaneng Power International, Inc. ADR	4.8
China Life Insurance Co. Ltd. ADR	4.7
China Unicom Ltd. ADR	4.7
China Petroleum and Chemical Corp. ADR	4.5
China Netcom Group Corp. Ltd. ADR	4.5
Suntech Power Holdings Co. Ltd. ADR	4.4
CNOOC Ltd. ADR	4.4
Total	48.3

8

Manager's Analysis (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg Ann†	Fund Inception
	1 Year	Avg Ann†	Cumulative
Halter USX China IndexSM	29.46	19.71	53.69
MSCI EAFE Index	20.32	23.57	65.80
S&P 500® Index	15.24	11.68	30.21

Fund

NAV Return	28.53	18.84	51.04
Share Price Return	28.37	18.71	50.66

Fund Inception: 9 December 2004

*Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.88%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 0.72%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and the S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,000 and 500 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares Listed Private Equity Portfolio (ticker: PSP)

The PowerShares Listed Private Equity Portfolio is based on the Red Rocks Listed Private Equity IndexSM and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index. The index was rebalanced at the end of March 2007 to reflect changes in the available companies within the domestic listed private equity universe.

The PowerShares Listed Private Equity Portfolio, and the Red Rocks Capital Listed Private Equity IndexSM that it is based on, has performed well since the Fund's inception on October 24, 2006. The index has outperformed almost all relevant indices (Dow Jones Industrials, S&P 500®, NASDAQ Composite, Russell 2000®) during this period of time. The Fund continues to be the only vehicle that provides investors with diversified access to the private equity asset class.

A current trend seems to be brand name private equity firms which continue to explore coming to market with public offerings. The consensus is that the future of listed private equity continues to remain good as the cumulative market capitalization is approaching $250 billion and represents over 200 companies worldwide.

Industry Breakdown (% of the Fund's

Net Assets)

Investment Companies	42.8
Diversified Financial Services	19.3
REITS	11.3
Holding Companies-Diversified	8.5
Banks	6.2
Commercial Services	6.0
Internet	5.7
Money Market Fund	0.1
Other	0.1

Style Allocation (%)

Mid-Cap Value	33.3
Small-Cap Value	27.5
Mid-Cap Growth	27.3
Small-Cap Growth	11.9

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
American Capital Strategies Ltd.	9.2
Fortress Investment Group LLC, Class A	8.6
Leucadia National Corp.	8.5
CapitalSource, Inc.	6.7
Allied Capital Corp.	6.4
SVB Financial Group	6.2
CIT Group, Inc.	4.8
Apollo Investment Corp.	4.8
Macquarie Infrastructure Co. Trust	4.7
KKR Financial Holdings LLC	4.6
Total	64.5

10

Manager's Analysis (Continued)

PowerShares Listed Private Equity Portfolio (ticker: PSP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Red Rocks Listed Private Equity Index	13.47
S&P 500 Pure Growth Index	14.93
Russell 2000® Index	7.51

Fund

NAV Return	12.18
Share Price Return	12.16

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 0.82%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Pure Growth Index and the Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 151 and 2,000 common stocks, respectively.

11

Manager's Analysis

PowerShares Lux Nanotech Portfolio (ticker: PXN)

The PowerShares Lux Nanotech Portfolio is based on the Lux NanotechTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Although the portfolio had negative performance for the period, the portfolio's outlook remains promising based on the strong results from its constituent companies. The portfolio continued to grow throughout 2006 and benefited from Fortune 500 corporations' increased interest in nanotechnology development. IBM and Hewlett-Packard recently announced landmark nanotechnology breakthroughs in semiconductors, while instrumentation providers like FEI Company report record orders and revenues due to rising nanotech R&D investment. Since inception in October 2005, the portfolio has shown a positive annualized return for investors.

Industry Breakdown (% of the Fund's

Net Assets)

Pharmaceuticals	17.9
Chemicals	11.8
Miscellaneous Manufacturing	11.5
Commercial Services	11.3
Computers	9.7
Electronics	9.5
Semiconductors	7.7
Investment Companies	4.9
Software	4.8
Energy-Alternate Sources	4.6
Healthcare-Products	3.7
Auto Manufacturers	2.6
Other	0.0

Style Allocation (%)

Small-Cap Growth	47.1
Large-Cap Value	21.5
Small-Cap Value	14.1
Mid-Cap Growth	10.8
Large-Cap Growth	6.5

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Arrowhead Research Corp.	6.7
Nanophase Technologies Corp.	5.5
Flamel Technologies ADR (France)	5.3
Abraxis BioScience, Inc.	5.1
Harris & Harris Group, Inc.	4.9
Elan Corp. PLC ADR (Ireland)	4.9
FEI Co.	4.9
Accelrys, Inc.	4.8
Headwaters, Inc.	4.6
NVE Corp.	4.6
Total	51.3

12

Manager's Analysis (Continued)

PowerShares Lux Nanotech Portfolio (ticker: PXN)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg Ann†	Fund Inception
	1 Year	Avg Ann†	Cumulative
Lux Nanotech IndexTM	-10.31	7.66	11.79
Merrill Lynch Nanotech Index	-11.93	1.99	3.01
S&P 500® Index	15.24	17.78	28.03

Fund

NAV Return	-8.24	9.47	14.64
Share Price Return	-7.97	9.78	15.12

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.83%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 0.79%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Merrill Lynch Nanotech Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 27 and 500 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

The PowerShares Value Line TimelinessTM Select Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line TimelinessTM Select Index. The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by the Value Line Timeliness Select Methodology. The Value Line Index seeks to provide market out-performance and reduce risk by incorporating Value Line's Safety Ranking into the investment process.

The objective of the Value Line Index is to represent a group of U.S. common stocks that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.

Over the past year the portfolio posted a 2.93% return. The Fund lagged the broader market due to higher allocations in the small and mid cap names. The Fund did benefit from strong performance in the consumer discretionary and telecommunication services sectors which each contributed positively to performance. Multi-line retail and household durables such as Big Lots and Tempur-Pedic helped with positive contribution to return. Energy, materials and industrials sectors had a negative contribution to return which caused a drag on performance for the year. Stock selection in the energy sector caused most of the underperformance when compared to the overall market.

Sector Breakdown (% of the Fund's

Net Assets)

Consumer Discretionary	25.9
Information Technology	24.1
Health Care	16.3
Industrials	8.1
Financials	8.0
Materials	7.8
Consumer Staples	5.7
Telecommunication Services	4.1
Other	0.0

Style Allocation (%)

Mid-Cap Growth	29.1
Large-Cap Growth	25.9
Small-Cap Growth	14.8
Large-Cap Value	14.0
Mid-Cap Value	12.2
Small-Cap Value	4.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Varian Semiconductor Equipment Associates, Inc.	2.7
Schering-Plough Corp.	2.6
Big Lots, Inc.	2.4
Cytyc Corp.	2.3
Gartner, Inc.	2.2
DeVry, Inc.	2.2
Flir Systems, Inc.	2.2
TeleTech Holdings, Inc.	2.2
Honeywell International, Inc.	2.2
Rock-Tenn Co., Class A	2.1
Total	23.1

14

Manager's Analysis (Continued)

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg Ann†	Fund Inception
	1 Year	Avg Ann†	Cumulative
Value Line TimelinessTM Select Index	2.55	9.09	12.93
S&P 500® Index	15.24	14.18	20.36
Russell 2000® Index	7.83	14.24	20.44

Fund

NAV Return	2.93	9.37	13.34
Share Price Return	2.78	9.00	12.80

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.78%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 0.75%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 2000® Index are unmanaged indices based on the average performance of approximately 500 and 2,000 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

The PowerShares Value Line Industry Rotation Portfolio is based on the Value Line Industry Rotation Index. The Index is comprised of 75 stocks chosen based on both their TimelinessTM rank and their industry TimelinessTM rank.

Since its December 1, 2006 inception date, the Fund has shown strong performance returning 11.36%. Over that short time, the portfolio outperformed the S&P 500® Index which returned 6.87%. The Fund has outperformed the broad market due to strong performances within the consumer discretionary, information technology and industrial sectors. Big Lots, Priceline.com and Mattel were the biggest performers within the consumer discretionary sector while Varian Semiconductor Equipment was the top contributor for information technology. Industrials were lead by Teletech Holdings.

16

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

Industry Breakdown (% of the Fund's

Net Assets)

Media	9.6
Commercial Services	8.3
Retail	7.8
Chemicals	6.7
Internet	5.5
Electronics	5.4
Insurance	4.3
Semiconductors	4.2
Telecommunications	4.1
Computers	2.9
Mining	2.8
Diversified Financial Services	2.7
Advertising	2.7
Airlines	2.1
Pharmaceuticals	1.8
Agriculture	1.5
Oil & Gas Services	1.5
Miscellaneous Manufacturing	1.5
Forest Products & Paper	1.5
Transportation	1.5
Toys/Games/Hobbies	1.4
Leisure Time	1.4
Office/Business Equipment	1.4
Closed-end Funds	1.4
Home Furnishings	1.4
Iron/Steel	1.4
Healthcare-Products	1.4
Metal Fabricate/Hardware	1.4
Packaging & Containers	1.3
Biotechnology	1.3
Healthcare-Services	1.3
Real Estate	1.3
Lodging	1.3
Apparel	1.3
Aerospace/Defense	1.3
Software	1.2
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Varian Semiconductor Equipment Associates, Inc.	1.8
Schering-Plough Corp.	1.8
Reuters Group PLC ADR (United Kingdom)	1.5
Universal Corp.	1.5
DeVry, Inc.	1.5
Core Laboratories N.V. (Netherlands)	1.5
Honeywell International, Inc.	1.5
Gartner, Inc.	1.5
TeleTech Holdings, Inc.	1.5
Apple, Inc.	1.5
Total	15.6

Style Allocation (%)

Mid-Cap Growth	25.6
Large-Cap Growth	23.0
Small-Cap Growth	18.1
Mid-Cap Value	14.4
Large-Cap Value	11.6
Small-Cap Value	7.3

17

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Value Line Industry Rotation Index	11.33
S&P 500® Index	6.87
Russell 2000® Index	4.78

Fund

NAV Return	11.36
Share Price Return	11.36

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.75% while the Fund's gross annualized total operating expense ratio was 1.21%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,000 common stocks, respectively.

18

Manager's Analysis

PowerShares Water Resources Portfolio (ticker: PHO)

The PowerShares Water Resources Portfolio, launched in December 2005, has experienced exceptional interest since inception. The Fund filled the demand by investors to participate in the growth of an industry focused on one of the most vital resources on earth: water. Virtually every country in the world is presented with some combination of water quality and quantity issues that require significant expenditures to resolve.

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Palisades Water Index. The Palisades Water Index includes water companies drawn from the following sectors: water utilities, treatment, analytical and monitoring, infrastructure and distribution, water resource management, and conglomerate water companies.

During the reporting period the Fund has returned 6.26% and since inception it has returned 26.85%. Multi-Utilities and Commercial Services and Supplies, which make up about 15% of the Fund, had strong performance during the reporting period. The Fund allocated its largest percentage to machinery which has lagged the overall market. Within that industry Badger Meter and Mueller Water Products had the largest drag on the fund's performance.

Industry Breakdown (% of the Fund's

Net Assets)

Water	21.2
Miscellaneous Manufacturing	20.8
Electronics	11.7
Engineering & Construction	9.7
Environmental Control	9.0
Machinery-Diversified	8.3
Metal Fabricate/Hardware	7.5
Hand/Machine Tools	2.7
Biotechnology	2.5
Electrical Components & Equipment	1.7
Electric	1.7
Healthcare-Products	1.6
Chemicals	1.4
Money Market Fund	0.0
Other	0.2

Style Allocation (%)

Small-Cap Value	32.0
Mid-Cap Growth	20.2
Small-Cap Growth	19.1
Mid-Cap Value	14.6
Large-Cap Growth	8.9
Large-Cap Value	5.2

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Tetra Tech, Inc.	4.5
Valmont Industries, Inc.	4.4
Veolia Environnement ADR (France)	4.2
Itron, Inc.	3.8
URS Corp.	3.8
Layne Christensen Co.	3.4
Watts Water Technologies, Inc., Class A	3.2
IDEXX Laboratories, Inc.	3.1
Roper Industries, Inc.	3.1
Mueller Water Products, Inc., Class B	3.1
Total	36.6

19

Manager's Analysis (Continued)

PowerShares Water Resources Portfolio (ticker: PHO)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg Ann†	Fund Inception
	1 Year	Avg Ann†	Cumulative
Palisades Water Index	6.90	19.16	27.75
S&P 500® Index	15.24	14.18	20.36
Dow Jones Utility Index	30.64	19.66	28.51

Fund

NAV Return	6.26	18.56	26.85
Share Price Return	5.94	17.65	25.50

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.66% while the Fund's gross annualized total operating expense ratio was 0.67%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Dow Jones Utility Index are unmanaged indices based on the average performance of approximately 500 and 15 common stocks, respectively.

† Average annualized.

20

Manager's Analysis

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past year, the portfolio has returned -13.58%. The past 12 months began, coincidentally, at a recent high in clean energy valuations which peaked in May 2006. The summer of 2006 was afterwards marked by a significant downturn in ethanol, followed by an unusually long period of sideways movement for the remainder of the year.

Since the beginning of 2007, there has been greater attention paid to clean energy technologies with renewed interest in solar power, especially new thin film and the China-based solar PV makers. Other areas of interest include using better energy efficiency tools, a growth in the demand for wind power, as well as the potential for advanced cellulosic biofuels. This is led in part by prospects for ongoing lofty oil prices, concern for energy security, ongoing fuel diversification, and lately an increasing look at major opportunities possibly found in climate change.

Industry Breakdown (% of the Fund's

Net Assets)

Energy-Alternate Sources	27.4
Semiconductors	18.2
Electrical Components & Equipment	15.1
Chemicals	10.9
Electric	7.8
Electronics	6.6
Computers	6.0
Auto Parts & Equipment	2.7
Biotechnology	2.7
Agriculture	2.5
Other	0.1

Style Allocation (%)

Small-Cap Growth	56.4
Mid-Cap Growth	16.4
Small-Cap Value	10.6
Large-Cap Growth	8.8
Mid-Cap Value	5.3
Large-Cap Value	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
SunPower Corp., Class A	4.0
Echelon Corp.	3.8
Cypress Semiconductor Corp.	3.6
Cree, Inc.	3.6
First Solar, Inc.	3.2
OM Group, Inc.	3.2
Universal Display Corp.	3.2
KYOCERA Corp. ADR (Japan)	3.1
Suntech Power Holdings Co., Ltd. ADR (Cayman Islands)	3.1
Applied Materials, Inc.	3.1
Total	33.9

21

Manager's Analysis (Continued)

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg Ann†	Fund Inception
	1 Year	Avg Ann†	Cumulative
WilderHill Clean Energy Index	-15.53	9.46	21.54
NASDAQ Composite Index	8.72	9.93	22.67
S&P 500® Index	15.24	11.86	27.38

Fund

NAV Return	-13.58	10.44	23.90
Share Price Return	-13.51	10.54	24.15

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's annualized total operating expense ratio (prior to net reimbursements to the Adviser) was determined to be 0.69% while the Fund's annualized total operating expense ratio (after net reimbursements to the Adviser) was 0.70%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 3,300 and 500 common stocks, respectively.

† Average annualized.

22

Manager's Analysis

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

The PowerShares WilderHill Progressive Energy Portfolio is based on the WilderHill Progressive Energy Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 24, 2006 inception date, the Fund has shown a strong performance returning 15.01%. Over that short time, the portfolio outpaced the overall NASDAQ Composite Index which returned 7.69%. Since a run-up in valuations that had reached a brief peak in Spring 2006, alternative energy stocks and hence the portfolio slowly declined to a low by the Fall.

Following a brief correction in the broader stock market, the outlook changed rather significantly in early 2007. Attention was sharply drawn to the possible regulation of carbon dioxide due in part to growing attention to climate change as markets renewed a search for stocks that could benefit from opportunities from reduced carbon. Uranium stocks saw some significant movement upwards as did those involved with pollution controls. New breakthroughs in energy efficiency likewise enabled the portfolio to turn in a strong performance since its inception.

Industry Breakdown (% of the Fund's

Net Assets)

Electrical Components & Equipment	11.3
Semiconductors	10.1
Electric	9.9
Auto Parts & Equipment	8.5
Oil & Gas	8.3
Energy-Alternate Sources	7.9
Miscellaneous Manufacturing	6.9
Mining	6.4
Gas	5.9
Chemicals	5.5
Environmental Control	4.9
Auto Manufacturers	4.0
Food	2.8
Telecommunications	2.2
Hand/Machine Tools	2.2
Aerospace/Defense	2.1
Investment Companies	0.5
Oil & Gas Services	0.4
Electronics	0.4
Money Market Fund	0.3
Other	(0.5)

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Tenneco, Inc.	3.3
USEC, Inc.	3.3
Cameco Corp. (Canada)	3.1
Energizer Holdings, Inc.	2.9
Fuel Tech, Inc.	2.9
Chesapeake Energy Corp.	2.9
Exide Technologies	2.9
Aventine Renewable Energy Holdings, Inc.	2.9
Methanex Corp. (Canada)	2.8
SunOpta, Inc. (Canada)	2.8
Total	29.8

Style Allocation (%)

Small-Cap Growth	30.1
Small-Cap Value	18.3
Mid-Cap Value	15.1
Large-Cap Growth	13.4
Large-Cap Value	13.2
Mid-Cap Growth	9.9

23

Manager's Analysis (Continued)

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
WilderHill Progressive Energy Index	14.71
NASDAQ Composite Index	7.69
S&P 500® Index	8.66

Fund

NAV Return	15.01
Share Price Return	15.12

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 1.09%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 3,300 and 500 common stocks, respectively.

24

Manager's Analysis

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

The PowerShares DWA Technical LeadersTM Portfolio is based on the Dorsey Wright Technical LeadersTM Index which includes approximately 100 U.S.-listed companies that demonstrate strong relative strength characteristics. The Index is constructed pursuant to Dorsey Wright proprietary methodology, which takes into account, among other factors, the performance of each of the 3,000 largest U.S.-listed companies as compared to a benchmark index, and the relative performance of industry sectors and sub-sectors. Stocks that are selected receive a modified equal weighting.

This is a new portfolio launched on March 1, 2007, and since its inception, the Fund has had a positive return of 6.81%. The Fund has outperformed the S&P 500® Index since its inception.

Industry Breakdown (% of the Fund's

Net Assets)

Financials	17.1
Industrials	17.0
Materials	14.5
Consumer Discretionary	12.8
Energy	9.0
Telecommunication Services	8.5
Health Care	8.0
Utilities	4.9
Information Technology	4.7
Consumer Staples	3.3
Other	0.2

Style Allocation (%)

Mid-Cap Growth	55.5
Large-Cap Growth	19.4
Mid-Cap Value	19.2
Large-Cap Value	4.3
Small-Cap Value	1.6

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Holly Corp.	5.6
Titanium Metals Corp.	5.0
NII Holdings, Inc.	4.6
American Tower Corp., Class A	3.3
Allegheny Technologies, Inc.	2.5
Energizer Holdings, Inc.	2.2
Covanta Holding Corp.	2.2
Williams (The) Cos., Inc.	2.0
Jarden Corp.	1.8
Pediatrix Medical Group, Inc.	1.8
Total	31.0

25

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

  Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dorsey Wright Technical LeadersTM Index	6.77
S&P 500® Index	5.87
Russell 3000® Index	5.35

Fund

NAV	6.81
Share Price Return	6.85

Fund Inception: 1 March 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.72% while the Fund's gross annualized total operating expense ratio was 1.78%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 3,000 common stocks, respectively.

26

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Funds' Distribution History

	Ex-Dividend	4/16/07	3/16/07	3/15/07	2/15/07	1/15/07	12/15/06	11/15/06
	Record	4/18/07	3/20/07	3/20/07	2/20/07	1/17/07	12/19/06	11/17/06
	Payable	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06
Fund	Ticker
PowerShares Aerospace & Defense Portfolio	PPA	—	0.01223	—	—	—	0.00968	—
PowerShares CleantechTM Portfolio	PZD	—	—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	PGJ	—	—	—	—	—	0.00598	—
PowerShares Listed Private Equity Portfolio	PSP	—	0.07235	—	—	—	0.26528	—
PowerShares Lux Nanotech Portfolio	PXN	—	—	—	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	PIV	—	—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	PYH	—	—	—	—	—	0.01016	—
PowerShares Water Resources Portfolio	PHO	—	0.02358	—	—	—	0.07779	—
PowerShares WilderHill Clean Energy Portfolio	PBW	—	—	—	—	—	0.03675	—
PowerShares WilderHill Progressive Energy Portfolio	PUW	—	0.01250	—	—	—	0.00451	—
PowerShares DWA Technical LeadersTM Portfolio	PDP	—	—	—	—	—	—	—
	Ex-Dividend		12/30/05	12/16/05	9/16/05	6/17/05	4/1/05	3/18/05
	Record		1/4/06	12/20/05	9/20/05	6/21/05	4/5/05	3/22/05
	Payable		1/31/06	12/30/05	9/30/05	6/30/05	4/29/05	4/29/05
Fund	Ticker
PowerShares Aerospace & Defense Portfolio	PPA		—	0.02191	—	—	—	—
PowerShares CleantechTM Portfolio	PZD		—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	PGJ		—	0.00132	0.11161	0.04962	—	—
PowerShares Listed Private Equity Portfolio	PSP		—	—	—	—	—	—
PowerShares Lux Nanotech Portfolio	PXN		0.06725	0.01063	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	PIV		—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	PYH		—	—	—	—	—	—
PowerShares Water Resources Portfolio	PHO		0.02682	0.00627	—	—	—	—
PowerShares WilderHill Clean Energy Portfolio	PBW		—	—	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	PUW		—	—	—	—	—	—
PowerShares DWA Technical LeadersTM Portfolio	PDP		—	—	—	—	—	—

28

	10/16/06	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	10/18/06	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	10/31/06	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund
PowerShares Aerospace & Defense Portfolio	—	0.02002	—	—	0.02120	—	—	—
PowerShares CleantechTM Portfolio	—	—	—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	—	0.08011	—	—	0.12430	—	—	—
PowerShares Listed Private Equity Portfolio	—	—	—	—	—	—	—	—
PowerShares Lux Nanotech Portfolio	—	—	—	—	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	—	—	—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	—	—	—	—	—	—	—	—
PowerShares Water Resources Portfolio	—	0.03621	—	—	0.03737	—	—	—
PowerShares WilderHill Clean Energy Portfolio	—	—	—	—	0.01037	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	—	—	—	—	—	—	—	—
PowerShares DWA Technical LeadersTM Portfolio	—	—	—	—	—	—	—	—
	12/17/04	12/31/04	9/17/04	6/18/04	3/19/04	12/24/03	9/19/03	6/20/03
	12/21/04	1/4/05	9/21/04	6/22/04	3/23/04	12/29/03	9/23/03	6/24/03
	1/31/05	1/31/05	10/29/04	7/30/04	4/30/04	1/30/04	10/31/03	7/31/03
Fund
PowerShares Aerospace & Defense Portfolio	—	—	—	—	—	—	—	—
PowerShares CleantechTM Portfolio	—	—	—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	—	—	—	—	—	—	—	—
PowerShares Listed Private Equity Portfolio	—	—	—	—	—	—	—	—
PowerShares Lux Nanotech Portfolio	—	—	—	—	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	—	—	—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	—	—	—	—	—	—	—	—
PowerShares Water Resources Portfolio	—	—	—	—	—	—	—	—
PowerShares WilderHill Clean Energy Portfolio	—	—	—	—	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	—	—	—	—	—	—	—	—
PowerShares DWA Technical LeadersTM Portfolio	—	—	—	—	—	—	—	—

29

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	378	203	8	1	0	0	0
PZD	PowerShares CleantechTM Portfolio	10/24/06	128	31	2	0	0	0	0
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	600	323	85	17	0	0	0
PSP	PowerShares Listed Private Equity Portfolio	10/24/06	128	85	0	0	0	0	0
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	378	196	33	9	5	1	0
PIV	PowerShares Value Line TimelinessTM Select Portfolio	12/6/05	350	188	10	1	0	0	0
PYH	PowerShares Value Line Industry Rotation Portfolio	12/1/06	101	47	0	1	0	0	0
PHO	PowerShares Water Resources Portfolio	12/6/05	350	168	73	11	1	0	0
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	543	256	82	10	2	0	0
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	128	35	1	0	0	0	0
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	42	24	0	0	0	0	0

30

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PPA	164	2	0	0	0	0
PZD	91	4	0	0	0	0
PGJ	160	12	3	0	0	0
PSP	41	2	0	0	0	0
PXN	128	5	0	0	1	0
PIV	148	3	0	0	0	0
PYH	51	2	0	0	0	0
PHO	91	6	0	0	0	0
PBW	172	20	1	0	0	0
PUW	90	2	0	0	0	0
PDP	18	0	0	0	0	0

31

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$1,150.45	0.66%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.66%	$3.31
PowerShares CleantechTM Portfolio Actual	$1,000.00	$1,082.77	0.71%	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.71%	$3.56
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$1,278.27	0.70%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Listed Private Equity Portfolio Actual	$1,000.00	$1,097.78	0.71%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.71%	$3.56

32

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$945.38	0.70%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Value Line TimelinessTM Select Portfolio Actual	$1,000.00	$1,127.56	0.70%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
	Beginning Account Value December 1, 2006 (Commencement of Investment Operations)	Ending Account Value April 30, 2007	Annualized Expense Ratio based on number of days in the period	Expenses Paid During Period (2) December 1, 2006 (Commencement of Investment Operations) to April 30, 2007
PowerShares Value Line Industry Rotation Portfolio Actual	$1,000.00	$1,113.57	0.75%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Water Resource Portfolio Actual	$1,000.00	$1,082.77	0.65%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$1,081.69	0.69%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$1,138.66	0.74%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	0.74%	$3.71

33

Fees and Expenses (Continued)

	Beginning Account Value March 1, 2007 (Commencement of Investment Operations)	Ending Account Value April 30, 2007	Annualized Expense Ratio based on number of days in the period	Expenses Paid During Period (3) March 1, 2007 (Commencement of Investment Operations) to April 30, 2007
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$1,067.61	0.72%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.72%	$3.61

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2006 (commencement of investment operations) to April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 151 and then dividing the result by 365.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period March 1, 2007 (commencement of investment operations) to April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 61 and then dividing the result by 365.

34

Schedule of Investments

PowerShares Aerospace and Defense Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—49.0%
18,224	Aerovironment, Inc.*	$389,994
31,834	Alliant Techsystems, Inc.*	2,964,700
21,522	Argon ST, Inc.*	564,092
34,321	Armor Holdings, Inc.*	2,453,952
125,271	Boeing Co.	11,650,203
39,124	DRS Technologies, Inc.	1,968,328
20,354	EDO Corp.	559,735
24,696	Esterline Technologies Corp.*	1,030,564
53,969	GenCorp, Inc.*	718,867
113,029	General Dynamics Corp.	8,872,777
121,043	Goodrich Corp.	6,880,084
13,481	Herley Industries, Inc.*	208,281
89,239	L-3 Communications Holdings, Inc.	8,025,263
113,298	Lockheed Martin Corp.	10,892,470
40,971	Moog, Inc., Class A*	1,742,087
14,693	MTC Technologies, Inc.*	303,557
117,122	Northrop Grumman Corp.	8,624,864
57,073	Orbital Sciences Corp.*	1,191,114
166,075	Raytheon Co.	8,891,656
115,174	Rockwell Collins, Inc.	7,563,477
33,643	Teledyne Technologies, Inc.*	1,483,993
10,770	United Industrial Corp.	526,868
171,525	United Technologies Corp.	11,514,473
		99,021,399
	Auto Manufacturers—2.7%
65,474	Force Protection, Inc.*	1,420,786
71,375	Oshkosh Truck Corp.	3,992,717
		5,413,503
	Commercial Services—1.3%
55,031	DynCorp International, Inc., Class A*	825,465
94,811	SAIC, Inc.*	1,734,093
		2,559,558
	Computers—5.8%
29,702	CACI International, Inc., Class A*	1,358,272
149,377	Computer Sciences Corp.*	8,296,399
21,463	Mercury Computer Systems, Inc.*	291,253
12,528	SI International, Inc.*	331,491
54,693	SRA International, Inc., Class A*	1,336,150
		11,613,565
	Electronics—9.2%
8,860	American Science & Engineering, Inc.*	416,420
91,285	Cogent, Inc.*	1,281,641
25,797	Cubic Corp.	519,294
63,968	FLIR Systems, Inc.*	2,590,064
143,384	Garmin Ltd. (Cayman Islands)	8,343,516
70,070	L-1 Identity Solutions, Inc.*	1,346,745
16,276	OSI Systems, Inc.*	429,849
59,911	Taser International, Inc.*	517,032
107,383	Trimble Navigation Ltd.*	3,079,744
		18,524,305

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—1.2%
20,696	Stanley, Inc.*	$312,717
50,691	URS Corp.*	2,215,196
		2,527,913
	Media—9.2%
385,972	DIRECTV Group (The), Inc.*	9,201,573
203,233	EchoStar Communications Corp., Class A*	9,456,432
		18,658,005
	Metal Fabricate/Hardware—4.1%
14,002	Ladish Co., Inc.*	569,321
74,346	Precision Castparts Corp.	7,740,162
		8,309,483
	Miscellaneous Manufacturing—10.6%
26,204	Ceradyne, Inc.*	1,542,105
214,519	Honeywell International, Inc.	11,622,640
128,107	ITT Corp.	8,174,508
		21,339,253
	Packaging & Containers—2.5%
99,612	Ball Corp.	5,049,332
	Software—0.5%
32,659	ManTech International Corp., Class A*	1,001,978
	Telecommunications—3.9%
11,719	Applied Signal Technology, Inc.	195,356
129,456	Harris Corp.	6,647,565
14,435	KVH Industries, Inc.*	134,967
27,973	ViaSat, Inc.*	959,474
		7,937,362
	Total Common Stocks (Cost $181,276,150)	201,955,656
	Money Market Fund—0.0%
42,459	Liquid Assets Portfolio Private Class** (Cost $42,459)	42,459
	Total Investments (Cost $181,318,609)—100.0%	201,998,115
	Liabilities in excess of other assets—(0.0%)	(111,994)
	Net Assets—100.0%	$201,886,121

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
35

Schedule of Investments (Continued)

PowerShares Aerospace and Defense Portfolio

April 30, 2007

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$193,654,599	95.9%
Cayman Islands	8,343,516	4.1
Total investments	201,998,115	100.0
Liabilities in excess of other assets	(111,994)	(0.0)
Net Assets	$201,886,121	100.0%

See Notes to Financial Statements.
36

Schedule of Investments

PowerShares CleantechTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.7%
	Biotechnology—2.4%
17,478	Diversa Corp.*	$127,065
18,565	Martek Biosciences Corp.*	400,818
		527,883
	Building Materials—1.4%
14,395	Trex Co., Inc.*	293,514
	Chemicals—2.9%
22,613	Landec Corp.*	287,411
11,305	Zoltek Cos., Inc.*	344,124
		631,535
	Computers—1.2%
11,622	Echelon Corp.*	150,505
8,775	Maxwell Technologies, Inc.*	106,616
		257,121
	Electric—1.4%
7,990	Ormat Technologies, Inc.	291,555
	Electrical Components & Equipment—6.0%
10,846	American Superconductor Corp.*	156,616
16,189	Color Kinetics, Inc.*	327,827
5,051	Energy Conversion Devices, Inc.*	178,856
22,099	EnerSys*	359,993
65,187	Power-One, Inc.*	277,697
		1,300,989
	Electronics—14.1%
11,464	Badger Meter, Inc.	275,136
9,558	Dionex Corp.*	659,502
9,824	Itron, Inc.*	661,548
23,830	Trimble Navigation Ltd.*	683,444
15,658	Woodward Governor Co.	772,723
		3,052,353
	Energy - Alternate Sources—10.8%
11,464	First Solar, Inc.*	687,726
22,826	Headwaters, Inc.*	494,639
8,353	SunPower Corp., Class A*	506,860
17,943	Suntech Power Holdings Co., Ltd. ADR (Cayman Islands)*	650,972
		2,340,197
	Engineering & Construction—1.4%
15,272	Insituform Technologies, Inc., Class A*	311,549
	Environmental Control—10.1%
10,905	Clean Harbors, Inc.*	507,301
15,100	Fuel Tech, Inc.*	379,614
26,196	Nalco Holding Co.	696,290
29,471	Tetra Tech, Inc.*	613,586
		2,196,791

Number of Shares		Value
	Common Stocks (Continued)
	Hand/Machine Tools—3.1%
17,098	Baldor Electric Co.	$673,490
	Machinery - Diversified—3.0%
12,415	Kadant, Inc.*	340,791
10,130	Lindsay Corp.	309,472
		650,263
	Miscellaneous Manufacturing—24.5%
20,040	Clarcor, Inc.	632,062
17,807	Donaldson Co., Inc.	639,627
13,830	ESCO Technologies, Inc.*	630,095
32,190	Hexcel Corp.*	698,523
16,431	Pall Corp.	689,280
11,809	Roper Industries, Inc.	662,013
5,856	Siemens AG ADR (Germany)	708,401
9,037	SPX Corp.	640,543
		5,300,544
	Office Furnishings—2.5%
31,888	Interface, Inc., Class A	537,313
	Oil & Gas Services—0.7%
12,798	Metretek Technologies, Inc.*	158,055
	Semiconductors—8.9%
38,629	Cree, Inc.*	788,032
16,390	International Rectifier Corp.*	578,239
10,231	MEMC Electronic Materials, Inc.*	561,477
		1,927,748
	Telecommunications—3.0%
27,558	Corning, Inc.*	653,676
	Water—3.3%
8,611	Veolia Environnement ADR (France)	710,321
	Total Common Stocks (Cost $20,809,234)	21,814,897
	Money Market Fund—0.0%
7,092	Liquid Assets Portfolio Private Class** (Cost $7,092)	7,092
	Total Investments (Cost $20,816,326)—100.7%	21,821,989
	Liabilities in excess of other assets—(0.7%)	(159,169)
	Net Assets—100.0%	$21,662,820

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
37

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio

April 30, 2007

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$19,752,295	91.2%
France	710,321	3.3
Germany	708,401	3.2
Cayman Islands	650,972	3.0
Total investments	21,821,989	100.7
Liabilities in excess of other assets	(159,169)	(0.7)
Net Assets	$21,662,820	100.0%

See Notes to Financial Statements.
38

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.7%
	Consumer Discretionary—8.6%
120,271	Brilliance China Automotive Holdings Ltd. ADR*	$2,567,786
76,355	China Automotive Systems, Inc.*	573,426
105,629	Ctrip.com International Ltd. ADR	7,491,209
82,364	eLong, Inc. ADR*	801,402
365,645	Focus Media Holding Ltd. ADR*	13,528,864
105,685	Home Inns & Hotels Management, Inc. ADR*	3,621,825
115,661	New Oriental Education & Technology Group, Inc. ADR*	5,060,169
57,808	SORL Auto Parts, Inc.*	497,149
		34,141,830
	Consumer Staples—0.5%
171,905	New Dragon Asia Corp.*	235,510
76,918	Origin Agritech Ltd.*	665,341
233,873	Tiens Biotech Group USA, Inc.*	975,250
		1,876,101
	Energy—18.7%
201,804	China Petroleum and Chemical Corp. ADR	17,599,327
202,574	CNOOC Ltd. ADR	17,334,257
197,494	PetroChina Co. Ltd. ADR	22,146,977
322,506	Yanzhou Coal Mining Co. Ltd. ADR	16,589,709
		73,670,270
	Financials—4.7%
400,611	China Life Insurance Co. Ltd. ADR	18,564,314
	Health Care—2.8%
89,702	China Medical Technologies, Inc. ADR*	2,167,200
23,075	Chindex International, Inc.*	463,577
346,636	Mindray Medical International Ltd. ADR	7,976,094
128,048	Sinovac Biotech Ltd.*	391,827
		10,998,698
	Industrials—13.3%
89,957	51job, Inc. ADR*	1,448,308
89,407	Canadian Solar, Inc.*	952,185
160,289	China Bak Battery, Inc.*	573,835
159,566	China Eastern Airlines Corp. Ltd. ADR*	4,715,175
286,821	China Southern Airlines Co. Ltd. ADR*	6,338,744
122,186	China Yuchai International Ltd.	1,130,220
49,224	Deswell Industries, Inc.	604,963
464,477	Guangshen Railway Co. Ltd. ADR	16,995,213
157,368	Solarfun Power Holdings Co. Ltd. ADR*	2,245,641
479,377	Suntech Power Holdings Co. Ltd. ADR*	17,391,798
		52,396,082
	Information Technology—18.8%
281,957	Actions Semiconductor Co. Ltd. ADR*	2,035,730
143,536	AsiaInfo Holdings, Inc.*	1,103,792
110,288	Baidu.com ADR*	13,408,814
366,072	CDC Corp., Class A*	3,276,344

Number of Shares		Value
	Common Stocks (Continued)
66,443	China Finance Online Co. Ltd. ADR*	$449,155
143,870	China Techfaith Wireless Communication Technology Ltd. ADR*	1,165,347
108,540	Comtech Group, Inc.*	1,914,646
73,105	Hurray! Holding Co. Ltd. ADR*	374,298
75,214	INTAC International, Inc.*	535,524
115,242	KongZhong Corp. ADR*	768,664
146,893	Nam Tai Electronics, Inc.	1,903,733
427,984	Netease.com, Inc. ADR*	7,737,950
114,724	Ninetowns Internet Technology Group Co. Ltd. ADR*	491,019
96,485	Qiao Xing Universal Telephone, Inc.*	1,592,003
1,210,122	Semiconductor Manufacturing International Corp. ADR*	9,051,712
232,749	Shanda Interactive Entertainment Ltd. ADR*	5,828,035
178,810	SINA Corp.*	6,165,369
120,268	Sohu.com, Inc.*	3,045,186
29,261	Telestone Technologies Corp.*	220,921
79,387	The9 Ltd. ADR*	3,247,722
174,571	Tom Online, Inc. ADR*	2,615,074
69,555	Trina Solar Ltd. ADR*	3,716,324
396,182	UTStarcom, Inc.*	2,828,739
141,765	Webzen, Inc. ADR*	593,995
		74,070,096
	Materials—8.4%
658,934	Aluminum Corp. of China Ltd. ADR	19,142,032
42,828	Fuwei Films Holdings Co. Ltd.*	426,995
236,057	Sinopec Shanghai Petrochemical Co. Ltd. ADR	13,408,038
		32,977,065
	Telecommunication Services—19.1%
505,320	China Mobile Ltd. ADR	22,744,453
358,521	China Netcom Group Corp. Ltd. ADR	17,589,040
346,885	China Telecom Corp. Ltd. ADR	16,386,847
1,273,905	China Unicom Ltd. ADR	18,458,884
84,341	Linktone Ltd. ADR*	298,567
		75,477,791
	Utilities—4.8%
468,280	Huaneng Power International, Inc. ADR	19,007,485
	Total Investments (Cost $360,111,785)—99.7%	393,179,732
	Other assets less liabilities—0.3%	1,140,639
	Net Assets—100.0%	$394,320,371

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.
39

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2007

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
China	$173,510,217	44.0%
Cayman Islands	120,173,275	30.5
Hong Kong	76,126,634	19.3
United States	12,967,553	3.3
British Virgin Islands	4,766,040	1.2
Bermuda	3,698,006	0.9
Canada	952,185	0.2
South Korea	593,995	0.2
Antigua	391,827	0.1
Total investments	393,179,732	99.7
Other assets less liabilities	1,140,639	0.3
Net Assets	$394,320,371	100.0%

See Notes to Financial Statements.
40

Schedule of Investments

PowerShares Listed Private Equity Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.8%
	Banks—6.2%
182,345	SVB Financial Group*	$9,339,711
	Commercial Services—6.0%
128,168	Compass Diversified Trust	2,026,336
164,242	Macquarie Infrastructure Co. Trust	6,993,424
		9,019,760
	Diversified Financial Services—19.3%
41,133	Affiliated Managers Group, Inc.*	4,838,475
120,826	CIT Group, Inc.	7,207,271
141,274	Evercore Partners, Inc., Class A	4,088,470
444,455	Fortress Investment Group LLC, Class A	12,893,639
		29,027,855
	Holding Companies - Diversified—8.5%
420,931	Leucadia National Corp.	12,686,860
	Internet—5.7%
1,832,490	CMGI, Inc.*	3,848,229
201,390	Internet Capital Group, Inc.*	2,410,638
759,354	Safeguard Scientifics, Inc.*	2,285,656
		8,544,523
	Investment Companies—42.8%
331,322	Allied Capital Corp.	9,575,206
282,735	American Capital Strategies Ltd.	13,763,539
327,953	Apollo Investment Corp.	7,205,127
237,020	Ares Capital Corp.	4,256,879
19,041	Capital Southwest Corp.	2,947,547
78,999	Gladstone Capital Corp.	1,880,176
124,260	Gladstone Investment Corp.	1,780,646
43,246	H&Q Healthcare Investors	767,184
26,227	H&Q Life Sciences Investors	379,505
143,127	Harris & Harris Group, Inc.*	1,915,039
136,871	Hercules Technology Growth Capital, Inc.	1,884,714
114,765	Kohlberg Capital Corp.	2,058,884
236,640	MCG Capital Corp.	4,169,597
138,668	MVC Capital, Inc.	2,436,397
116,485	NGP Capital Resources Co.	1,821,825
132,456	Patriot Capital Funding, Inc.	1,882,200
110,500	Prospect Energy Corp.	1,895,075
129,058	Technology Investment Capital Corp.	2,182,371
83,045	UTEK Corp.	1,403,460
		64,205,371
	REITS—11.3%
388,688	CapitalSource, Inc.	10,016,490
258,142	KKR Financial Holdings LLC	6,894,973
		16,911,463
	Total Common Stocks (Cost $144,981,833)	149,735,543

Number of Shares		Value
	Money Market Fund—0.1%
240,589	Liquid Assets Portfolio Private Class** (Cost $240,589)	$240,589
	Total Investments (Cost $145,222,422)—99.9%	149,976,132
	Other assets less liabilities—0.1%	102,226
	Net Assets—100.0%	$150,078,358

REITS Real Estate Investment Trusts.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
41

Schedule of Investments

PowerShares Lux Nanotech Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Auto Manufacturers—2.6%
34,223	Toyota Motor Corp. ADR (Japan)	$4,155,357
	Chemicals—11.8%
59,814	Air Products & Chemicals, Inc.	4,575,771
41,231	BASF AG ADR (Germany)	4,898,655
90,182	E.I. du Pont de Nemours & Co.	4,434,249
417,415	Symyx Technologies*	4,804,447
		18,713,122
	Commercial Services—11.3%
2,297,049	Altair Nanotechnologies, Inc. (Canada)*	7,212,734
1,655,079	Arrowhead Research Corp.*	10,658,709
		17,871,443
	Computers—9.7%
1,166,183	Cambridge Display Technology, Inc.*	5,900,886
111,658	Hewlett-Packard Co.	4,705,268
47,420	International Business Machines Corp.	4,846,798
		15,452,952
	Electronics—9.5%
210,388	FEI Co.*	7,826,433
277,157	NVE Corp.*	7,239,341
		15,065,774
	Energy - Alternate Sources—4.6%
339,769	Headwaters, Inc.*	7,362,794
	Healthcare - Products—3.7%
2,144,249	Immunicon Corp.*	5,789,472
	Investment Companies—4.9%
587,162	Harris & Harris Group, Inc.*	7,856,228
	Miscellaneous Manufacturing—11.5%
58,209	3M Co.	4,817,959
125,510	General Electric Co.	4,626,299
1,318,307	Nanophase Technologies Corp.*	8,793,107
		18,237,365
	Pharmaceuticals—17.9%
297,148	Abraxis BioScience, Inc.*	8,174,542
565,269	Elan Corp. PLC ADR (Ireland)*	7,845,934
290,542	Flamel Technologies ADR (France)*	8,399,569
1,324,476	NUCRYST Pharmaceuticals Corp. (Canada)*	4,092,631
		28,512,676
	Semiconductors—7.7%
235,678	Intel Corp.	5,067,077
395,422	Veeco Instruments, Inc.*	7,228,314
		12,295,391

Number of Shares		Value
	Common Stocks (Continued)
	Software—4.8%
1,177,060	Accelrys, Inc.*	$7,674,431
	Total Investments (Cost $163,571,016)—100.0%	158,987,005
	Other assets less liabilities—0.0%	65,315
	Net Assets—100.0%	$159,052,320

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$122,382,125	77.0%
Canada	11,305,365	7.1
France	8,399,569	5.3
Ireland	7,845,934	4.9
Germany	4,898,655	3.1
Japan	4,155,357	2.6
Total investments	158,987,005	100.0
Other assets less liabilities	65,315	0.0
Net Assets	$159,052,320	100.0%

See Notes to Financial Statements.
42

Schedule of Investments

PowerShares Value Line Timeliness SelectTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—25.9%
168,070	American Eagle Outfitters, Inc.	$4,953,023
199,911	Big Lots, Inc.*	6,437,133
106,769	Coach, Inc.*	5,213,530
183,400	DeVry, Inc.	6,050,366
229,552	DIRECTV Group (The), Inc.*	5,472,520
179,068	Hasbro, Inc.	5,660,339
197,965	Mattel, Inc.	5,602,410
88,993	Nordstrom, Inc.	4,887,496
93,774	Phillips-Van Heusen Corp.	5,241,967
99,023	Priceline.com, Inc.*	5,509,640
84,123	Target Corp.	4,994,383
151,006	Walt Disney (The) Co.	5,282,190
189,757	Warnaco Group (The), Inc.*	5,366,328
		70,671,325
	Consumer Staples—5.7%
103,077	NBTY, Inc.*	5,093,035
149,140	Safeway, Inc.	5,413,781
116,411	Walgreen Co.	5,110,443
		15,617,259
	Financials—8.0%
76,573	American International Group, Inc.	5,353,218
125,024	CNA Financial Corp.*	5,834,870
42,293	Franklin Resources, Inc.	5,553,494
159,016	Synovus Financial Corp.	5,018,545
		21,760,127
	Health Care—16.3%
79,551	Amgen, Inc.*	5,102,401
193,226	AMN Healthcare Services, Inc.*	4,705,053
174,131	Cytyc Corp.*	6,134,635
162,318	Immucor, Inc.*	5,296,436
221,786	Schering-Plough Corp.	7,037,270
98,744	Sepracor, Inc.*	5,300,578
83,683	Stryker Corp.	5,434,374
61,752	Zimmer Holdings, Inc.*	5,587,321
		44,598,068
	Industrials—8.1%
238,846	Apogee Enterprises, Inc.	5,751,412
110,182	Honeywell International, Inc.	5,969,661
159,747	II-VI, Inc.*	4,327,546
158,358	TeleTech Holdings, Inc.*	5,974,847
		22,023,466
	Information Technology—24.1%
193,776	Cisco Systems, Inc.*	5,181,570
129,983	Cognos, Inc. (Canada)*	5,603,567
148,058	Flir Systems, Inc.*	5,994,868
241,129	Gartner, Inc.*	6,083,685
162,229	NVIDIA Corp.*	5,335,712
286,079	PC Connection, Inc.*	3,670,394

Number of Shares		Value
	Common Stocks (Continued)
155,794	Polycom, Inc.*	$5,187,940
37,841	Research In Motion Ltd. (Canada)*	4,979,119
145,990	Telefonaktiebolaget LM Ericsson ADR (Sweden)	5,572,438
579,027	TIBCO Software, Inc.*	5,280,726
109,547	Varian Semiconductor Equipment Associates, Inc.*	7,269,540
295,135	Xerox Corp.*	5,459,998
		65,619,557
	Materials—7.8%
100,869	E.I. du Pont de Nemours & Co.	4,959,729
109,075	International Flavors & Fragrances, Inc.	5,308,680
152,741	Rock-Tenn Co., Class A	5,843,870
158,154	Sealed Air Corp.	5,203,267
		21,315,546
	Telecommunication Services—4.1%
143,313	AT&T, Inc.	5,549,079
88,560	BT Group PLC ADR (United Kingdom)	5,574,852
		11,123,931
	Total Investments (Cost $248,844,632)—100.0%	272,729,279
	Liabilities in excess of other assets—0.0%	(121,700)
	Net Assets—100.0%	$272,607,579

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$250,999,303	92.1%
Canada	10,582,686	3.9
United Kingdom	5,574,852	2.0
Sweden	5,572,438	2.0
Total investments	272,729,279	100.0
Liabilities in excess of other assets	(121,700)	0.0
Net Assets	$272,607,579	100.0%

See Notes to Financial Statements.
43

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.9%
	Advertising—2.7%
4,280	Omnicom Group, Inc.	$448,159
5,958	WPP Group PLC ADR (United Kingdom)	442,441
		890,600
	Aerospace/Defense—1.3%
8,351	DRS Technologies, Inc.	420,139
	Agriculture—1.5%
8,282	Universal Corp.	519,116
	Airlines—2.1%
12,224	AMR Corp.*	318,924
10,572	Continental Airlines, Inc., Class B*	386,512
		705,436
	Apparel—1.3%
10,692	Guess?, Inc.	421,265
	Biotechnology—1.3%
6,870	Amgen, Inc.*	440,642
	Chemicals—6.7%
10,655	Albemarle Corp.	452,305
9,621	Cabot Corp.	435,831
8,590	E.I. du Pont de Nemours and Co.	422,370
9,434	International Flavors & Fragrances, Inc.	459,153
2,722	Potash Corp. of Saskatchewan (Canada)	488,654
		2,258,313
	Closed-end Funds—1.4%
41,599	DNP Select Income Fund, Inc.	468,821
	Commercial Services—8.3%
16,079	AMN Healthcare Services, Inc.*	391,524
15,722	DeVry, Inc.	518,668
20,466	Gartner, Inc.*	516,357
34,217	On Assignment, Inc.*	382,546
3,704	Strayer Education, Inc.	460,555
13,665	TeleTech Holdings, Inc.*	515,580
		2,785,230
	Computers—2.9%
5,108	Apple, Inc.*	509,779
15,710	Electronic Data Systems Corp.	459,360
		969,139
	Diversified Financial Services—2.7%
23,667	Charles Schwab (The) Corp.	452,513
5,621	Morgan Stanley	472,220
		924,733
	Electronics—5.4%
12,376	Avnet, Inc.*	506,179
13,251	FEI Co.*	492,937
7,918	Garmin Ltd. (Cayman Islands)	460,748

Number of Shares		Value
	Common Stocks (Continued)
13,628	II-VI, Inc.*	$369,183
		1,829,047
	Forest Products & Paper—1.5%
13,111	Rock-Tenn Co., Class A	501,627
	Healthcare - Products—1.4%
7,096	Stryker Corp.	460,814
	Healthcare - Services—1.3%
12,058	LifePoint Hospitals, Inc.*	440,238
	Home Furnishings—1.4%
8,709	Sony Corp. ADR (Japan)	463,841
	Insurance—4.3%
6,616	American International Group, Inc.	462,525
10,835	CNA Financial Corp.	505,669
6,243	XL Capital Ltd., Class A (Cayman Islands)	486,829
		1,455,023
	Internet—5.5%
58,274	1-800-FLOWERS.COM, Inc., Class A*	471,437
29,729	Emdeon Corp.*	479,826
27,937	Interwoven, Inc.*	426,598
8,427	Priceline.com, Inc.*	468,878
		1,846,739
	Iron/Steel—1.4%
4,220	Allegheny Technologies, Inc.	462,428
	Leisure Time—1.4%
11,957	WMS Industries, Inc.*	476,606
	Lodging—1.3%
6,269	MGM MIRAGE*	421,590
	Media—9.6%
16,874	Comcast Corp., Class A*	445,474
19,892	DIRECTV Group (The), Inc.*	474,225
33,840	Journal Communications, Inc., Class A	456,502
7,634	Meredith Corp.	442,161
18,322	News Corp., Class B	439,728
9,082	Reuters Group PLC ADR (United Kingdom)	520,216
12,953	Walt Disney (The) Co.	453,096
		3,231,402
	Metal Fabricate/Hardware—1.4%
4,636	Precision Castparts Corp.	482,654
	Mining—2.8%
9,552	Brush Engineered Materials, Inc.*	458,687
3,798	Vulcan Materials Co.	469,699
		928,386

See Notes to Financial Statements.
44

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Miscellaneous Manufacturing—1.5%
9,542	Honeywell International, Inc.	$516,986
	Office/Business Equipment—1.4%
25,454	Xerox Corp.*	470,899
	Oil & Gas Services—1.5%
5,695	Core Laboratories N.V. (Netherlands)*	517,789
	Packaging & Containers—1.3%
13,623	Sealed Air Corp.	448,197
	Pharmaceuticals—1.8%
19,105	Schering-Plough Corp.	606,202
	Real Estate—1.3%
12,583	CB Richard Ellis Group, Inc., Class A*	425,935
	Retail—7.8%
3,475	AutoZone, Inc.*	462,313
16,043	Carmax, Inc.*	399,792
6,268	Kohl's Corp.*	464,082
7,816	Nordstrom, Inc.	429,255
8,615	OfficeMax, Inc.	424,030
10,042	Walgreen Co.	440,844
		2,620,316
	Semiconductors—4.2%
13,134	ATMI, Inc.*	406,235
26,677	Integrated Device Technology, Inc.*	399,621
9,229	Varian Semiconductor Equipment Associates, Inc.*	612,437
		1,418,293
	Software—1.2%
7,887	Infosys Technologies Ltd. ADR (India)	412,884
	Telecommunications—4.1%
12,298	AT&T, Inc.	476,179
7,523	BT Group PLC ADR (United Kingdom)	473,573
16,541	Cisco Systems, Inc.*	442,306
		1,392,058
	Toys/Games/Hobbies—1.4%
16,899	Mattel, Inc.	478,242
	Transportation—1.5%
13,372	Kansas City Southern*	496,770
	Total Common Stocks (Cost $31,869,464)	33,608,400

Number of Shares		Value
	Money Market Fund—0.1%
31,821	Liquid Assets Portfolio Private Class** (Cost $31,821)	$31,821
	Total Investments (Cost $31,901,285)—100.0%	33,640,221
	Other assets less liabilities—0.0%	9,598
	Net Assets—100.0%	$33,649,819

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$29,373,246	87.3%
United Kingdom	1,436,230	4.3
Cayman Islands	947,577	2.8
Netherlands	517,789	1.5
Canada	488,654	1.5
Japan	463,841	1.4
India	412,884	1.2
Total investments	33,640,221	100.0
Other assets less liabilities	9,598	0.0
Net Assets	$33,649,819	100.0%

See Notes to Financial Statements.
45

Schedule of Investments

PowerShares Water Resources Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.8%
	Biotechnology—2.5%
540,751	Millipore Corp.*	$39,923,646
	Chemicals—1.4%
380,411	Ashland, Inc.	22,805,639
	Electric—1.7%
474,801	Suez SA ADR (France)	27,111,137
	Electrical Components & Equipment—1.7%
585,555	Emerson Electric Co.	27,515,229
	Electronics—11.7%
1,245,236	Agilent Technologies, Inc.*	42,798,761
1,339,422	Badger Meter, Inc.	32,146,128
917,975	Itron, Inc.*	61,816,437
1,263,486	Watts Water Technologies, Inc., Class A	51,171,183
		187,932,509
	Engineering & Construction—9.7%
1,964,730	Insituform Technologies, Inc., Class A*	40,080,492
1,446,668	Layne Christensen Co.*	54,785,317
1,386,763	URS Corp.*	60,601,543
		155,467,352
	Environmental Control—9.0%
3,850,728	Calgon Carbon Corp.*	30,459,259
1,609,784	Nalco Holding Co.	42,788,059
3,457,891	Tetra Tech, Inc.*	71,993,291
		145,240,609
	Hand/Machine Tools—2.7%
1,022,205	Franklin Electric Co., Inc.	43,535,711
	Healthcare - Products—1.6%
290,039	IDEXX Laboratories, Inc.*	26,152,817
	Machinery - Diversified—8.3%
439,038	Flowserve Corp.	26,785,708
686,959	Gorman-Rupp (The) Co.	22,030,775
963,008	IDEX Corp.	50,529,031
1,093,226	Lindsay Corp.	33,398,054
		132,743,568
	Metal Fabricate/Hardware—7.5%
3,463,190	Mueller Water Products, Inc., Class B	49,627,513
1,118,421	Valmont Industries, Inc.	70,326,312
		119,953,825
	Miscellaneous Manufacturing—20.8%
385,373	Ameron International Corp.	26,644,689
584,391	Danaher Corp.	41,602,795
702,050	General Electric Co.	25,877,563
642,639	ITT Corp.	41,006,795

Number of Shares		Value
	Common Stocks (Continued)
1,009,696	Pall Corp.	$42,356,747
1,275,214	Pentair, Inc.	40,985,378
1,149,115	PW Eagle, Inc.	37,277,291
898,477	Roper Industries, Inc.	50,368,620
231,350	Siemens AG ADR (Germany)	27,986,410
		334,106,288
	Water—21.2%
979,458	American States Water Co.	34,907,883
1,670,625	Aqua America, Inc.	36,937,519
936,153	California Water Service Group	36,388,267
1,083,030	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	37,418,687
1,140,438	Consolidated Water Co., Ltd. (Cayman Islands)	29,548,749
842,916	SJW Corp.	29,215,469
2,295,164	Southwest Water Co.	31,191,279
1,280,643	United Utilities PLC ADR (United Kingdom)	38,432,096
809,970	Veolia Environnement ADR (France)	66,814,424
		340,854,373
	Total Common Stocks (Cost $1,479,589,297)	1,603,342,703
	Money Market Fund—0.0%
182,440	Liquid Assets Portfolio Private Class** (Cost $182,440)	182,440
	Total Investments (Cost $1,479,771,737)—99.8%	1,603,525,143
	Other assets less liabilities—0.2%	3,256,540
	Net Assets—100.0%	$1,606,781,683

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$1,376,213,640	85.7%
France	93,925,561	5.9
United Kingdom	38,432,096	2.4
Brazil	37,418,687	2.3
Cayman Islands	29,548,749	1.8
Germany	27,986,410	1.7
Total investments	1,603,525,143	99.8
Other assets less liabilities	3,256,540	0.2
Net Assets	$1,606,781,683	100.0%

See Notes to Financial Statements.
46

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.9%
	Agriculture—2.5%
501,880	Andersons (The), Inc.	$23,312,326
	Auto Parts & Equipment—2.7%
1,456,571	Fuel Systems Solutions, Inc.*	24,616,050
	Biotechnology—2.7%
3,346,375	Diversa Corp.*	24,328,146
	Chemicals—10.9%
296,316	Air Products & Chemicals, Inc.	22,668,174
562,471	OM Group, Inc.*	29,546,601
348,964	Praxair, Inc.	22,525,626
826,006	Zoltek Cos., Inc.*	25,143,623
		99,884,024
	Computers—6.0%
2,684,280	Echelon Corp.*	34,761,426
1,611,374	Maxwell Technologies, Inc.*	19,578,194
		54,339,620
	Electric—7.8%
676,346	IDACORP, Inc.	23,300,120
683,820	Ormat Technologies, Inc.	24,952,591
895,890	Puget Energy, Inc.	23,131,880
		71,384,591
	Electrical Components & Equipment—15.1%
2,512,359	Active Power, Inc.*	4,446,875
1,837,196	American Superconductor Corp.*	26,529,110
4,627,859	Capstone Turbine Corp.*	4,627,859
1,356,936	Color Kinetics, Inc.*	27,477,954
708,626	Energy Conversion Devices, Inc.*	25,092,447
1,099,476	Medis Technologies Ltd.*	16,788,999
446,186	Ultralife Batteries, Inc.*	4,185,225
1,849,413	Universal Display Corp.*	28,813,854
		137,962,323
	Electronics—6.6%
411,642	Itron, Inc.*	27,719,972
290,125	KYOCERA Corp. ADR (Japan)	28,287,188
1,025,084	UQM Technologies, Inc.*	4,336,105
		60,343,265
	Energy - Alternate Sources—27.4%
3,310,155	Ballard Power Systems, Inc. (Canada)*	16,550,775
625,314	EuroTrust A/S ADR (Denmark)*	10,442,744
2,726,014	Evergreen Solar, Inc.*	26,633,157
495,334	First Solar, Inc.*	29,715,087
2,236,067	FuelCell Energy, Inc.*	15,741,912
1,165,708	MGP Ingredients, Inc.	23,209,246
1,383,919	Pacific Ethanol, Inc.*	20,482,001
6,066,802	Plug Power, Inc.*	19,171,094
610,219	SunPower Corp., Class A*	37,028,090

Number of Shares		Value
	Common Stocks (Continued)
775,444	Suntech Power Holdings Co., Ltd. ADR (Cayman Islands)*	$28,133,108
1,166,931	VeraSun Energy Corp.*	23,256,935
		250,364,149
	Semiconductors—18.2%
1,459,102	Applied Materials, Inc.	28,043,940
1,624,392	Cree, Inc.*	33,137,597
1,456,959	Cypress Semiconductor Corp.*	33,247,804
4,825,665	Emcore Corp.*	23,887,042
691,446	International Rectifier Corp.*	24,394,215
439,135	MEMC Electronic Materials, Inc.*	24,099,729
		166,810,327
	Total Investments (Cost $884,874,304)—99.9%	913,344,821
	Other assets less liabilities—0.1%	999,972
	Net Assets—100.0%	$914,344,793

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$829,931,006	90.8%
Japan	28,287,188	3.1
Cayman Islands	28,133,108	3.1
Canada	16,550,775	1.8
Denmark	10,442,744	1.1
Total investments	913,344,821	99.9
Other assets less liabilities	999,972	0.1
Net Assets	$914,344,793	100.0%

See Notes to Financial Statements.
47

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Aerospace/Defense—2.1%
7,072	United Technologies Corp.	$474,743
	Auto Manufacturers—4.0%
13,577	Honda Motor Co. Ltd. ADR (Japan)	467,456
3,703	Toyota Motor Corp. ADR (Japan)	449,618
		917,074
	Auto Parts & Equipment—8.5%
69,595	Exide Technologies*	654,889
5,145	Johnson Controls, Inc.	526,488
25,568	Tenneco, Inc.*	765,761
		1,947,138
	Chemicals—5.5%
27,104	Methanex Corp. (Canada)	649,954
45,974	SGL Carbon AG ADR (Germany)*	604,098
		1,254,052
	Electric—9.9%
9,656	Alliant Energy Corp.	422,933
9,570	CPFL Energia S.A. ADR (Brazil)	452,757
26,853	Enersis S.A. ADR (Chile)	508,595
7,067	FPL Group, Inc.	454,903
8,886	Wisconsin Energy Corp.	433,548
		2,272,736
	Electrical Components & Equipment—11.3%
6,831	Energizer Holdings, Inc.*	663,838
34,184	EnerSys*	556,857
52,365	GrafTech International Ltd.*	522,603
81,028	Power-One, Inc.*	345,179
45,837	Vicor Corp.	491,373
		2,579,850
	Electronics—0.4%
3,946	Badger Meter, Inc.	94,704
	Energy - Alternate Sources—7.9%
34,068	Aventine Renewable Energy Holdings, Inc.*	654,447
21,341	Covanta Holding Corp.*	523,708
29,338	Headwaters, Inc.*	635,754
		1,813,909
	Environmental Control—4.9%
26,276	Fuel Tech, Inc.*	660,579
194,250	Rentech, Inc.*	466,200
		1,126,779
	Food—2.8%
49,963	SunOpta, Inc. (Canada)*	646,521

Number of Shares		Value
	Common Stocks (Continued)
	Gas—5.9%
10,609	KeySpan Corp.	$439,319
9,497	Northwest Natural Gas Co.	482,542
16,362	Piedmont Natural Gas Co., Inc.	431,793
		1,353,654
	Hand/Machine Tools—2.2%
12,568	Baldor Electric Co.	495,054
	Investment Companies—0.5%
8,450	Harris & Harris Group, Inc.*	113,061
	Mining—6.4%
15,220	Cameco Corp. (Canada)	709,556
37,597	USEC, Inc.*	758,332
		1,467,888
	Miscellaneous Manufacturing—6.9%
5,782	Eaton Corp.	515,812
24,432	Hexcel Corp.*	530,174
4,475	Siemens AG ADR (Germany)	541,341
		1,587,327
	Oil & Gas—8.3%
8,512	BG Group PLC ADR (United Kingdom)	612,268
19,500	Chesapeake Energy Corp.	658,125
18,365	Sasol Ltd. ADR (South Africa)	627,532
		1,897,925
	Oil & Gas Services—0.4%
8,258	Metretek Technologies, Inc.*	101,986
	Semiconductors—10.1%
45,416	Entegris, Inc.*	532,276
27,151	Fairchild Semiconductor International, Inc.*	477,858
10,449	IXYS Corp.*	95,713
14,324	Linear Technology Corp.	536,003
14,430	O2Micro International Ltd. ADR (Cayman Islands)*	149,495
48,701	ON Semiconductor Corp.*	521,588
		2,312,933
	Telecommunications—2.2%
21,055	Corning, Inc.*	499,425
	Total Common Stocks (Cost $21,119,496)	22,956,759

See Notes to Financial Statements.
48

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio

April 30, 2007

Number of Shares		Value
	Money Market Fund—0.3%
57,665	Liquid Assets Portfolio Private Class** (Cost $57,665)	$57,665
	Total Investments (Cost $21,177,161)—100.5%	23,014,424
	Liabilities in excess of other assets—(0.5%)	(109,767)
	Net Assets—100.0%	$22,904,657

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$16,595,233	72.4%
Canada	2,006,031	8.8
Germany	1,145,439	5.0
Japan	917,074	4.0
South Africa	627,532	2.7
United Kingdom	612,268	2.7
Chile	508,595	2.2
Brazil	452,757	2.0
Cayman Islands	149,495	0.7
Total investments	23,014,424	100.5
Liabilities in excess of other assets	(109,767)	(0.5)
Net Assets	$22,904,657	100.0%

See Notes to Financial Statements.
49

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—12.8%
6,058	BorgWarner, Inc.	$471,979
27,419	Coach, Inc.*	1,338,870
8,676	Dick's Sporting Goods, Inc.*	486,637
13,814	GameStop Corp., Class A*	458,210
10,076	Harman International Industries, Inc.	1,228,164
13,571	Hilton Hotels Corp.	461,414
23,638	International Game Technology	901,553
39,322	Jarden Corp.*	1,657,028
11,915	KB Home	525,571
7,302	MGM MIRAGE*	491,060
7,230	Polo Ralph Lauren Corp.	665,955
6,519	R.H. Donnelley Corp.*	509,069
4,389	Sears Holdings Corp.*	837,904
25,455	Urban Outfitters, Inc.*	655,721
5,441	Wynn Resorts Ltd.	556,125
8,277	Yum! Brands, Inc.	512,015
		11,757,275
	Consumer Staples—3.3%
9,758	Church & Dwight Co., Inc.	495,023
12,779	Dean Foods Co.*	465,539
21,020	Energizer Holdings, Inc.*	2,042,724
		3,003,286
	Energy—9.0%
80,666	Holly Corp.	5,130,357
9,997	Noble Energy, Inc.	587,924
61,316	Williams (The) Cos., Inc.	1,808,822
13,522	XTO Energy, Inc.	733,839
		8,260,942
	Financials—17.1%
5,579	Affiliated Managers Group, Inc.*	656,258
8,139	Bank of Hawaii Corp.	430,553
6,058	BlackRock, Inc.	906,883
1,409	Chicago Mercantile Exchange Holdings, Inc., Class A	728,101
8,206	Developers Diversified Realty Corp.	534,211
25,230	Eaton Vance Corp.	964,291
5,472	Federal Realty Investment Trust	493,410
8,886	First American Corp.	457,629
11,653	Forest City Enterprises, Inc., Class A	778,537
3,633	Franklin Resources, Inc.	477,049
11,182	General Growth Properties, Inc.	713,971
47,794	Hudson City Bancorp, Inc.	636,616
9,881	Jones Lang LaSalle, Inc.	1,062,108
8,783	Kimco Realty Corp.	422,199
5,186	Macerich (The) Co.	493,292
13,678	Marshall & Ilsley Corp.	656,818
24,922	People's United Financial, Inc.	496,197
21,185	Philadelphia Consolidated Holding Corp.*	919,429
4,632	Public Storage, Inc.	432,258

Number of Shares		Value
	Common Stocks (Continued)
5,181	Regency Centers Corp.	$426,914
4,313	Simon Property Group, Inc.	497,203
4,864	SL Green Realty Corp.	685,338
9,018	Taubman Centers, Inc.	505,459
32,843	Ventas, Inc.	1,384,660
		15,759,384
	Health Care—8.0%
14,740	Aetna, Inc.	691,011
21,298	Celgene Corp.*	1,302,585
13,379	Covance, Inc.*	809,430
5,289	C.R. Bard, Inc.	439,675
12,480	Gilead Sciences, Inc.*	1,019,866
13,794	Health Net, Inc.*	745,704
14,179	Henry Schein, Inc.*	739,151
28,819	Pediatrix Medical Group, Inc.*	1,644,123
		7,391,545
	Industrials—17.0%
6,081	Alliant Techsystems, Inc.*	566,324
8,779	American Standard Cos., Inc.	483,372
17,482	AMETEK, Inc.	634,247
8,568	Brink's (The) Co.	544,068
17,666	C.H. Robinson Worldwide, Inc.	944,424
19,449	Corrections Corp. of America*	1,104,703
81,143	Covanta Holding Corp.*	1,991,248
5,221	Dun & Bradstreet (The) Corp.	471,456
33,315	J.B. Hunt Transport Services, Inc.	901,504
15,398	Kansas City Southern*	572,036
19,929	Landstar System, Inc.	962,770
6,049	Lockheed Martin Corp.	581,551
9,723	Manitowoc (The) Co., Inc.	663,400
8,671	PACCAR, Inc.	728,191
6,832	Precision Castparts Corp.	711,280
9,104	Roper Industries, Inc.	510,370
17,454	Stericycle, Inc.*	1,520,942
11,820	Terex Corp.*	920,187
16,313	Toro (The) Co.	819,728
		15,631,801
	Information Technology—4.7%
13,071	Apple, Inc.*	1,304,486
19,863	Autodesk, Inc.*	819,746
7,132	Cognizant Technology Solutions Corp., Class A*	637,601
9,161	Harris Corp.	470,417
10,219	MEMC Electronic Materials, Inc.*	560,819
19,678	Trimble Navigation Ltd.*	564,365
		4,357,434
	Materials—14.5%
20,793	Airgas, Inc.	926,328
12,850	Albemarle Corp.	545,483
21,104	Allegheny Technologies, Inc.	2,312,576

See Notes to Financial Statements.
50

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
5,674	Carpenter Technology Corp.	$688,653
34,036	Commercial Metals Co.	1,141,227
13,616	Eagle Materials, Inc.	607,410
8,120	Monsanto Co.	478,999
12,837	Nucor Corp.	814,636
10,024	Reliance Steel & Aluminum Co.	595,426
134,163	Titanium Metals Corp.*	4,632,648
5,567	United States Steel Corp.	565,273
		13,308,659
	Telecommunication Services—8.5%
79,142	American Tower Corp., Class A*	3,007,396
54,658	NII Holdings, Inc.*	4,195,001
22,233	SBA Communications Corp., Class A*	654,095
		7,856,492
	Utilities—4.9%
58,254	AES (The) Corp.*	1,281,006
11,275	Allegheny Energy, Inc.*	602,762
12,788	Energen Corp.	716,767
5,602	Entergy Corp.	633,810
15,011	Equitable Resources, Inc.	780,722
10,682	PG&E Corp.	540,509
		4,555,576
	Total Investments (Cost $89,893,209)—99.8%	91,882,394
	Other assets less liabilities—0.2%	207,902
	Net Assets—100.0%	$92,090,296

*  Non-income producing security.

See Notes to Financial Statements.
51

Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

April 30, 2007

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares Value Line TimelinessTM Select Portfolio
ASSETS:
Unaffiliated investments at value	$201,955,656	$21,814,897	$393,179,732	$149,735,543	$158,987,005	$272,729,279
Affiliated investments at value	42,459	7,092	—	240,589	—	—
Cash	—	—	—	—	29,220	—
Receivables:
Investments sold	226,686	—	785,056	239,528	—	—
Dividends	67,842	2,008	1,410,229	1,031	159,309	168,838
Due from Adviser	17,768	9,815	36,881	9,046	17,790	17,950
Capital stock sold	—	—	—	5,593,123	3,495,655	—
Other assets	6,542	5,047	5,897	10,720	6,542	16,001
Total Assets	202,316,953	21,838,859	395,417,795	155,829,580	162,695,521	272,932,068
LIABILITIES:
Due to custodian	267,440	112,356	789,801	44,348	—	89,964
Payables:
Investments purchased	4,713	—	—	5,569,217	3,498,416	—
Accrued advisory fees	76,386	8,028	157,350	57,426	63,806	105,082
Accrued expenses	82,293	55,655	150,273	80,231	80,979	129,443
Total Liabilities	430,832	176,039	1,097,424	5,751,222	3,643,201	324,489
NET ASSETS	$201,886,121	$21,662,820	$394,320,371	$150,078,358	$159,052,320	$272,607,579
NET ASSETS CONSIST OF:
Paid-in capital	$184,643,111	$21,809,750	$371,292,863	$145,680,524	$171,527,744	$283,922,664
Undistributed net investment income	—	—	588,109	624,862	—	—
Accumulated net realized loss on investments	(3,436,496)	(1,152,593)	(10,628,548)	(980,738)	(7,891,413)	(35,199,732)
Net unrealized appreciation / depreciation on investments	20,679,506	1,005,663	33,067,947	4,753,710	(4,584,011)	23,884,647
Net Assets	$201,886,121	$21,662,820	$394,320,371	$150,078,358	$159,052,320	$272,607,579
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,000,000	800,000	18,400,000	5,400,000	9,100,000	15,500,000
Net asset value	$20.19	$27.08	$21.43	$27.79	$17.48	$17.59
Unaffiliated investments at cost	$181,276,150	$20,809,234	$360,111,785	$144,981,833	$163,571,016	$248,844,632
Affiliated investments at cost	$42,459	$7,092	$—	$240,589	$—	$—

See Notes to Financial Statements.
52

	PowerShares Value Line Industry Rotation Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio	PowerShares DWA Technical LeadersTM Portfolio
ASSETS:
Unaffiliated investments at value	$33,608,400	$1,603,342,703	$913,344,821	$22,956,759	$91,882,394
Affiliated investments at value	31,821	182,440	—	57,665	—
Cash	47,162	1,796,142	770,201	—	268,920
Receivables:
Investments sold	—	—	—	—	—
Dividends	15,406	1,953,478	451,680	38,154	14,660
Due from Adviser	2,084	96,548	36,786	9,333	33,001
Capital stock sold	—	5,830,654	7,826,625	—	5,210,529
Other assets	8,214	6,001	8,167	6,134	—
Total Assets	33,713,087	1,613,207,966	922,438,280	23,068,045	97,409,504
LIABILITIES:
Due to custodian	—	—	—	98,480	—
Payables:
Investments purchased	—	4,927,265	7,453,038	—	5,204,101
Accrued advisory fees	12,824	646,140	373,553	8,607	27,277
Accrued expenses	50,444	852,878	266,896	56,301	87,830
Total Liabilities	63,268	6,426,283	8,093,487	163,388	5,319,208
NET ASSETS	$33,649,819	$1,606,781,683	$914,344,793	$22,904,657	$92,090,296
NET ASSETS CONSIST OF:
Paid-in capital	$32,294,112	$1,516,173,780	$1,019,796,842	$21,300,872	$90,114,840
Undistributed net investment income	—	152,360	—	46,410	105,514
Accumulated net realized loss on investments	(383,229)	(33,297,863)	(133,922,566)	(279,888)	(119,243)
Net unrealized appreciation / depreciation on investments	1,738,936	123,753,406	28,470,517	1,837,263	1,989,185
Net Assets	$33,649,819	$1,606,781,683	$914,344,793	$22,904,657	$92,090,296
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	83,700,000	47,400,000	800,000	3,600,000
Net asset value	$28.04	$19.20	$19.29	$28.63	$25.58
Unaffiliated investments at cost	$31,869,464	$1,479,589,297	$884,874,304	$21,119,496	$89,893,209
Affiliated investments at cost	$31,821	$182,440	$—	$57,665	$—

53

Statements of Operations

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares Value Line TimelinessTM Select Portfolio
	For the year ended April 30, 2007	For the period October 24, 2006* through April 30, 2007	For the year ended April 30, 2007	For the period October 24, 2006* through April 30, 2007	For the year ended April 30, 2007	For the year ended April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$1,111,500	$56,663	$5,243,788	$1,590,308	$837,654	$1,296,960
Affiliated dividend income	1,772	74	16,435	1,797	1	—
Foreign withholding taxes	—	—	(7,987)	—	(42,132)	(7,402)
Total Income	1,113,272	56,737	5,252,236	1,592,105	795,523	1,289,558
EXPENSES:
Advisory fees	589,182	68,193	1,483,381	194,749	647,239	997,000
Licensing	70,702	10,229	297,646	38,950	129,448	199,400
Administration fees	59,999	3,133	60,622	6,572	59,999	56,817
Printing	56,809	12,174	136,048	21,334	57,314	94,397
Accounting	54,998	2,376	54,998	4,669	54,998	51,356
Audit	16,500	16,500	16,500	16,500	16,500	16,500
Custodian & transfer agent fees	11,288	1,947	20,397	3,165	10,674	20,023
Listing fee and expenses	10,202	10,000	10,560	10,000	10,260	10,432
Trustees	4,595	556	10,723	1,555	5,102	7,541
Registration & filings	4,428	914	9,185	3,576	3,377	5,338
Offering costs	4,325	3,973	—	4,328	8,562	8,548
Legal	3,482	2,501	17,228	2,500	6,303	7,410
Other expenses	15,210	12,236	18,856	12,236	11,568	16,644
Total Expenses	901,720	144,732	2,136,144	320,134	1,021,344	1,491,406
Expenses reimbursed to the Adviser under the Expense Agreement	—	—	—	—	—	—
Less fees waived:
Advisory	(118,441)	(48,163)	(56,468)	(42,623)	(106,037)	(86,448)
Other fees assumed by the Adviser	—	—	—	—	—	—
Net Expenses	783,279	96,569	2,079,676	277,511	915,307	1,404,958
Net Investment Income (Loss)	329,993	(39,832)	3,172,560	1,314,594	(119,784)	(115,400)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(3,319,816)	(1,152,593)	(8,992,084)	(980,738)	(7,759,188)	(32,589,754)
In-kind redemptions	11,911,867	2,240,254	57,668,468	2,121,560	10,196,890	26,523,153
Net realized gain (loss)	8,592,051	1,087,661	48,676,384	1,140,822	2,437,702	(6,066,601)
Net change in unrealized appreciation/ depreciation on investments	12,375,809	1,005,663	13,246,066	4,753,710	(12,992,856)	13,228,112
Net realized and unrealized gain (loss) on investments	20,967,860	2,093,324	61,922,450	5,894,532	(10,555,154)	7,161,511
Net increase (decrease) in net assets resulting from operations	$21,297,853	$2,053,492	$65,095,010	$7,209,126	$(10,674,938)	$7,046,111

*  Commencement of investment operations.

See Notes to Financial Statements.
54

	PowerShares Value Line Industry Rotation Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio	PowerShares DWA Technical LeadersTM Portfolio
	For the period December 1, 2006* through April 30, 2007	For the year ended April 30, 2007	For the year ended April 30, 2007	For the period October 24, 2006* through April 30, 2007	For the period March 1, 2007* through April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$67,185	$19,714,410	$6,657,581	$163,713	$156,345
Affiliated dividend income	260	54,451	35,897	574	—
Foreign withholding taxes	(296)	(230,966)	(8,235)	(4,838)	—
Total Income	67,149	19,537,895	6,685,243	159,449	156,345
EXPENSES:
Advisory fees	43,161	6,033,534	3,585,302	67,358	35,114
Licensing	8,632	905,031	717,060	13,472	7,023
Administration fees	1,295	181,009	107,561	3,105	1,053
Printing	3,890	569,431	294,678	11,325	50,000
Accounting	863	120,672	71,707	2,358	702
Audit	12,500	16,500	16,500	16,500	12,500
Custodian & transfer agent fees	1,632	63,542	42,609	1,937	1,551
Listing fee and expenses	10,001	12,217	11,709	10,000	3,000
Trustees	379	48,110	27,693	565	90
Registration & filings	654	41,233	28,145	847	1,095
Offering costs	4,340	8,313	—	4,041	1,671
Legal	5,000	38,172	27,226	2,500	2,500
Other expenses	12,286	61,673	29,175	12,400	9,011
Total Expenses	104,633	8,099,437	4,959,365	146,408	125,310
Expenses reimbursed to the Adviser under the Expense Agreement	—	—	34,877	—	—
Less fees waived:
Advisory	(40,101)	(175,648)	—	(47,367)	(35,114)
Other fees assumed by the Adviser	—	—	—	—	(39,365)
Net Expenses	64,532	7,923,789	4,994,242	99,041	50,831
Net Investment Income (Loss)	2,617	11,614,106	1,691,001	60,408	105,514
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(383,229)	(32,163,257)	(130,207,317)	(279,888)	(119,243)
In-kind redemptions	720,690	49,558,259	72,566,396	1,927,839	185,521
Net realized gain (loss)	337,461	17,395,002	(57,640,921)	1,647,951	66,278
Net change in unrealized appreciation/ depreciation on investments	1,738,936	62,772,486	(51,974,247)	1,837,263	1,989,185
Net realized and unrealized gain (loss) on investments	2,076,397	80,167,488	(109,615,168)	3,485,214	2,055,463
Net increase (decrease) in net assets resulting from operations	$2,079,014	$91,781,594	$(107,924,167)	$3,545,622	$2,160,977

55

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio	PowerShares Golden Dragon Halter USX China Portfolio
	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006	For the period October 24, 2006* through April 30, 2007	For the year ended April 30, 2007	For the year ended April 30, 2006
OPERATIONS:
Net investment income (loss)	$329,993	$91,022	$(39,832)	$3,172,560	$1,067,194
Net realized gain (loss) on investments	8,592,051	159,769	1,087,661	48,676,384	1,538,875
Net change in unrealized appreciation/depreciation on investments	12,375,809	8,303,697	1,005,663	13,246,066	23,738,694
Net increase (decrease) in net assets resulting from operations	21,297,853	8,554,488	2,053,492	65,095,010	26,344,763
Undistributed net investment income (loss) included in the price of units issued and redeemed	13,857	—	6,280	111,037	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(362,663)	(59,157)	—	(3,191,113)	(741,732)
Tax return of capital	(25,620)	—	—	—	—
Total distributions to shareholders	(388,283)	(59,157)	—	(3,191,113)	(741,732)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	149,636,041	79,923,553	48,140,438	286,475,511	182,731,681
Value of shares repurchased	(53,795,021)	(3,283,353)	(28,531,110)	(192,389,311)	(19,388,492)
Net income equalization	(13,857)	—	(6,280)	(111,037)	—
Net increase in net assets resulting from shares transactions	95,827,163	76,640,200	19,603,048	93,975,163	163,343,189
Increase in Net Assets	116,750,590	85,135,531	21,662,820	155,990,097	188,946,220
NET ASSETS:
Beginning of period	85,135,531	—	—	238,330,274	49,384,054
End of period	$201,886,121	$85,135,531	$21,662,820	$394,320,371	$238,330,274
Undistributed net investment income at end of period	$—	$32,046	$—	$588,109	$606,662
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,100,000	5,100,000	1,900,000	14,400,000	11,600,000
Shares repurchased	(3,000,000)	(200,000)	(1,100,000)	(10,100,000)	(1,300,000)
Shares outstanding, beginning of period	4,900,000	—	—	14,100,000	3,800,000
Shares outstanding, end of period	10,000,000	4,900,000	800,000	18,400,000	14,100,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
56

	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio		PowerShares Value Line TimelinessTM Select Portfolio
	For the period October 24, 2006* through April 30, 2007	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period December 6, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$1,314,594	$(119,784)	$56,369	$(115,400)	$(125,631)
Net realized gain (loss) on investments	1,140,822	2,437,702	4,225,042	(6,066,601)	73,298
Net change in unrealized appreciation/depreciation on investments	4,753,710	(12,992,856)	8,408,845	13,228,112	10,656,535
Net increase (decrease) in net assets resulting from operations	7,209,126	(10,674,938)	12,690,256	7,046,111	10,604,202
Undistributed net investment income (loss) included in the price of units issued and redeemed	242,577	(40,198)	—	(29,370)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(689,732)	—	(22,920)	—	—
Tax return of capital	—	—	(147,353)	—	—
Total distributions to shareholders	(689,732)	—	(170,273)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	162,455,219	91,815,890	117,694,691	461,154,401	206,285,386
Value of shares repurchased	(18,896,255)	(34,505,044)	(17,798,262)	(378,402,470)	(34,080,051)
Net income equalization	(242,577)	40,198	—	29,370	—
Net increase in net assets resulting from shares transactions	143,316,387	57,351,044	99,896,429	82,781,301	172,205,335
Increase in Net Assets	150,078,358	46,635,908	112,416,412	89,798,042	182,809,537
NET ASSETS:
Beginning of period	—	112,416,412	—	182,809,537	—
End of period	$150,078,358	$159,052,320	$112,416,412	$272,607,579	$182,809,537
Undistributed net investment income at end of period	$624,862	$—	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,100,000	5,200,000	6,900,000	29,200,000	12,800,000
Shares repurchased	(700,000)	(2,000,000)	(1,000,000)	(24,400,000)	(2,100,000)
Shares outstanding, beginning of period	—	5,900,000	—	10,700,000	—
Shares outstanding, end of period	5,400,000	9,100,000	5,900,000	15,500,000	10,700,000

57

Statements of Changes in Net Assets (Continued)

	PowerShares Value Line Industry Rotation Portfolio	PowerShares Water Resources Portfolio
	For the period December 1, 2006* through April 30, 2007	For the year ended April 30, 2007	For the period December 6, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$2,617	$11,614,106	$713,009
Net realized gain (loss) on investments	337,461	17,395,002	3,680,611
Net change in unrealized appreciation/depreciation on investments	1,738,936	62,772,486	60,980,920
Net increase (decrease) in net assets resulting from operations	2,079,014	91,781,594	65,374,540
Undistributed net investment income (loss) included in the price of units issued and redeemed	2,011	1,052,528	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,669)	(11,901,149)	(291,087)
Tax return of capital	(4,445)	—	—
Total distributions to shareholders	(7,114)	(11,901,149)	(291,087)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,530,660	875,926,807	963,167,470
Value of shares repurchased	(7,952,741)	(340,233,615)	(37,042,877)
Net income equalization	(2,011)	(1,052,528)	—
Net increase in net assets resulting from shares transactions	31,575,908	534,640,664	926,124,593
Increase in Net Assets	33,649,819	615,573,637	991,208,046
NET ASSETS:
Beginning of period	—	991,208,046	—
End of period	$33,649,819	$1,606,781,683	$991,208,046
Undistributed net investment income at end of period	$—	$152,360	$421,922
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,500,000	48,400,000	56,400,000
Shares repurchased	(300,000)	(19,000,000)	(2,100,000)
Shares outstanding, beginning of period	—	54,300,000	—
Shares outstanding, end of period	1,200,000	83,700,000	54,300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
58

	PowerShares WilderHill Clean Energy Portfolio		PowerShares WilderHill Progressive Energy Portfolio	PowerShares DWA Technical LeadersTM Portfolio
	For the year ended April 30, 2007	For the year ended April 30, 2006	For the period October 24, 2006* through April 30, 2007	For the period March 1, 2007* through April 30, 2007
OPERATIONS:
Net investment income (loss)	$1,691,001	$(782,921)	$60,408	$105,514
Net realized gain (loss) on investments	(57,640,921)	19,308,968	1,647,951	66,278
Net change in unrealized appreciation/depreciation on investments	(51,974,247)	84,680,554	1,837,263	1,989,185
Net increase (decrease) in net assets resulting from operations	(107,924,167)	103,206,601	3,545,622	2,160,977
Undistributed net investment income (loss) included in the price of units issued and redeemed	188,257	—	(2,980)	177,364
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,691,001)	—	(14,162)	—
Tax return of capital	(160,324)	—	—	—
Total distributions to shareholders	(1,851,325)	—	(14,162)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	602,781,817	667,646,977	40,867,799	92,402,327
Value of shares repurchased	(301,601,160)	(74,926,387)	(21,494,602)	(2,473,008)
Net income equalization	(188,257)	—	2,980	(177,364)
Net increase in net assets resulting from shares transactions	300,992,400	592,720,590	19,376,177	89,751,955
Increase in Net Assets	191,405,165	695,927,191	22,904,657	92,090,296
NET ASSETS:
Beginning of period	722,939,628	27,012,437	—	—
End of period	$914,344,793	$722,939,628	$22,904,657	$92,090,296
Undistributed net investment income at end of period	$—	$—	$46,410	$105,514
CHANGES IN SHARES OUTSTANDING:
Shares sold	31,600,000	34,200,000	1,600,000	3,700,000
Shares repurchased	(16,500,000)	(4,000,000)	(800,000)	(100,000)
Shares outstanding, beginning of period	32,300,000	2,100,000	—	—
Shares outstanding, end of period	47,400,000	32,300,000	800,000	3,600,000

59

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.37	$14.91
Net investment income**	0.05	0.03
Net realized and unrealized gain on investments	2.83	2.45
Total from operations	2.88	2.48
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—
Distributions to shareholders from:
Net investment income	(0.06)	(0.02)
Tax return of capital	— (a)	—
Total distributions	(0.06)	(0.02)
Net asset value at end of period	$20.19	$17.37
TOTAL RETURN***	16.66%	16.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$201,886	$85,136
Ratio to average net assets of:
Expenses, net of waivers	0.66%	0.68%†
Expenses, prior to waivers	0.77%	0.80%†
Net investment income, net of waivers	0.28%	0.31%†
Portfolio turnover rate ††	16%	1%

PowerShares CleantechTM Portfolio

	For the period October 24, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.70
Net investment loss**	(0.04)
Net realized and unrealized gain on investments	2.41
Total from operations	2.37
Undistributed net investment income included in price of units issued and redeemed**	0.01
Net asset value at end of period	$27.08
TOTAL RETURN***	9.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,663
Ratio to average net assets of:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	1.06	%†
Net investment loss, net of waivers	(0.29	)%†
Portfolio turnover rate ††	22%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
60

Financial Highlights (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

	For the year ended April 30, 2007		For the year ended April 30, 2006	For the period December 9, 2004* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.90		$13.00	$14.55
Net investment income**	0.20		0.17	0.06
Net realized and unrealized gain (loss) on investments	4.53		3.89	(1.61)
Total from operations	4.73		4.06	(1.55)
Undistributed net investment income included in price of units issued and redeemed**	0.01		—	—
Distributions to shareholders from:
Net investment income	(0.21)		(0.16)	—
Net asset value at end of period	$21.43		$16.90	$13.00
TOTAL RETURN***	28.53%		31.52%	(10.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$394,320		$238,330	$49,384
Ratio to average net assets of:
Expenses, net of waivers	0.70%		0.71%	0.70%†
Expenses, prior to waivers	0.72	%†††	0.88%	0.97%†
Net investment income, net of waivers	1.06%		1.18%	1.24%†
Portfolio turnover rate ††	17%		21%	9%

PowerShares Listed Private Equity Portfolio

	For the period October 24, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.09
Net investment income**	0.44
Net realized and unrealized gain on investments	2.52
Total from operations	2.96
Undistributed net investment income included in price of units issued and redeemed**	0.08
Distributions to shareholders from:
Net investment income	(0.34)
Net asset value at end of period	$27.79
TOTAL RETURN***	12.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$150,078
Ratio to average net assets of:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	0.82	%†
Net investment income, net of waivers	3.38	%†
Portfolio turnover rate ††	19%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the year ended April 30, 2007.

See Notes to Financial Statements.
61

Financial Highlights (Continued)

PowerShares Lux Nanotech Portfolio

	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.05	$15.32
Net investment income (loss)**	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(1.54)	3.79
Total from operations	(1.56)	3.81
Undistributed net investment income included in price of units issued and redeemed**	(0.01)	—
Distributions to shareholders from:
Net investment income	—	(0.01)
Tax return of capital	—	(0.07)
Total distributions	—	(0.08)
Net asset value at end of period	$17.48	$19.05
TOTAL RETURN***	(8.24)%	24.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$159,052	$112,416
Ratio to average net assets of:
Expenses, net of waivers	0.71%	0.73%†
Expenses, prior to waivers	0.79%	0.83%†
Net investment income (loss), net of waivers	(0.09)%	0.17%†
Portfolio turnover rate ††	16%	6%

PowerShares Value Line TimelinessTM Select Portfolio

	For the year ended April 30, 2007		For the period December 6, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.09		$15.52
Net investment loss**	(0.01)		(0.02)
Net realized and unrealized gain on investments	0.51		1.59
Total from operations	0.50		1.57
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—
Net asset value at end of period	$17.59		$17.09
TOTAL RETURN***	2.93%		10.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$272,608		$182,810
Ratio to average net assets of:
Expenses, net of waivers	0.70%		0.71	%†
Expenses, prior to waivers	0.75	%†††	0.78	%†
Net investment loss, net of waivers	(0.06)%		(0.30	)%†
Portfolio turnover rate ††	113%		39%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
62

Financial Highlights (Continued)

PowerShares Value Line Industry Rotation Portfolio

	For the period December 1, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.19
Net investment income**	—	(a)
Net realized and unrealized gain on investments	2.86
Total from operations	2.86
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
Distributions to shareholders from:
Net investment income	—	(a)
Tax return of capital	(0.01)
Total distributions	(0.01)
Net asset value at end of period	$28.04
TOTAL RETURN***	11.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,650
Ratio to average net assets of:
Expenses, net of waivers	0.75	%†
Expenses, prior to waivers	1.21	%†
Net investment income, net of waivers	0.03	%†
Portfolio turnover rate ††	13%

PowerShares Water Resources Portfolio

	For the year ended April 30, 2007		For the period December 6, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.25		$15.32
Net investment income**	0.17		0.02
Net realized and unrealized gain on investments	0.93		2.94
Total from operations	1.10		2.96
Undistributed net investment income included in price of units issued and redeemed**	0.02		—
Distributions to shareholders from:
Net investment income	(0.17)		(0.03)
Net asset value at end of period	$19.20		$18.25
TOTAL RETURN***	6.26%		19.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,606,782		$991,208
Ratio to average net assets of:
Expenses, net of waivers	0.66%		0.67	%†
Expenses, prior to waivers	0.67	%†††	0.70	%†
Net investment income, net of waivers	0.96%		0.40	%†
Portfolio turnover rate ††	27%		2%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
63

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio

	For the year ended April 30, 2007		For the year ended April 30, 2006	For the period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.38		$12.86	$15.61
Net investment income**	0.04		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(3.09)		9.59	(2.74)
Total from operations	(3.05)		9.52	(2.75)
Undistributed net investment income included in price of units issued and redeemed**	0.01		—	—
Distributions to shareholders from:
Net investment income	(0.05)		—	—
Tax return of capital	—	(a)	—	—
Total distributions	(0.05)		—	—
Net asset value at end of period	$19.29		$22.38	$12.86
TOTAL RETURN***	(13.58)%		74.03%	(17.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$914,345		$722,940	$27,012
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.70%		0.71%	0.70%†
Expenses, prior to waivers and reimbursements	0.69	%†††	0.75%	1.35%†
Net investment income (loss), net of waivers and reimbursements	0.24	%††††	(0.39)%	(0.31)%†
Portfolio turnover rate ††	41%		6%	9%

PowerShares WilderHill Progressive Energy Portfolio

	For the period October 24, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.91
Net investment income**	0.06
Net realized and unrealized gain on investments	3.68
Total from operations	3.74
Undistributed net investment income (loss) included in price of units issued and redeemed**	—	(a)
Distributions to shareholders from:
Net investment income	(0.02)
Net asset value at end of period	$28.63
TOTAL RETURN***	15.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,905
Ratio to average net assets of:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.09	%†
Net investment income, net of waivers	0.45	%†
Portfolio turnover rate ††	12%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

††††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power Plc ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
64

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	For the period March 1, 2007* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.95
Net investment income**	0.04
Net realized and unrealized gain on investments	1.52
Total from operations	1.56
Undistributed net investment income (loss) included in price of units issued and redeemed**	0.07
Net asset value at end of period	$25.58
TOTAL RETURN***	6.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$92,090
Ratio to average net assets of:
Expenses, net of waivers	0.72	%†
Expenses, prior to waivers	1.78	%†
Net investment income, net of waivers†††	1.50	%†
Portfolio turnover rate ††	9%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

See Notes to Financial Statements.
65

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Aerospace & Defense Portfolio - "Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio - "CleantechTM Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio - "Golden Dragon Halter USX China Porfolio"

PowerShares Listed Private Equity Portfolio - "Listed Private Equity Portfolio"

PowerShares Lux Nanotech Portfolio - "Lux Nanotech Portfolio"

PowerShares Value Line TimelinessTM Select Portfolio - "Value Line TimelinessTM Select Portfolio"

PowerShares Value Line Industry Rotation Portfolio - "Value Line Industry Rotation Portfolio"

PowerShares Water Resources Portfolio - "Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio - "WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio - "WilderHill Progressive Energy Portfolio"

PowerShares DWA Technical LeadersTM Portfolio - "DWA Technical LeadersTM Portfolio"

The Value Line Industry Rotation Portfolio and the DWA Technical LeadersTM Portfolio commenced investment operations on December 1, 2006 and March 1, 2007, respectively. Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the DWA Technical LeadersTM Portfolio. The shares of DWA Technical LeadersTM Portfolio are traded on the New York Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	CleantechTM Index

Golden Dragon Halter USX China Portfolio	USX China IndexSM

Listed Private Equity Portfolio	Red Rocks Listed Private Equity Index

Lux Nanotech Portfolio	Lux Nanotech IndexTM

Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	Progressive Energy Index

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

Beginning May 1, 2006 (or since inception, if later), all Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the period ended April 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Aerospace & Defense Portfolio	$118,441	$—
CleantechTM Portfolio	48,163	—
Golden Dragon Halter USX China Portfolio	56,468	—
Listed Private Equity Portfolio	42,623	—
Lux Nanotech Portfolio	106,037	—
Value Line TimelinessTM Select Portfolio	86,448	—
Value Line Industry Rotation Portfolio	40,101	—
Water Resources Portfolio	175,648	—
WilderHill Clean Energy Portfolio	(34,877)	—
WilderHill Progressive Energy Portfolio	47,367	—
DWA Technical LeadersTM Portfolio	35,114	39,365

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

During the period ended April 30, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbursements	Net (Waivers)/ Reimbursements
Golden Dragon Halter USX China Portfolio	$(85,394)	$28,926	$(56,468)
Value Line TimelinessTM Select Portfolio	(86,482)	34	(86,448)
Water Resources Portfolio	(214,855)	39,207	(175,648)
WilderHill Clean Energy Portfolio	(92,363)	127,240	34,877

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at April 30, 2007 are as follows:

	Reimbursements available during the fiscal years ended:
	04/30/08	04/30/09	04/30/10
Aerospace & Defense Portfolio	$153,499	$153,499	$118,441
CleantechTM Portfolio	48,163	48,163	48,163
Golden Dragon Halter USX China Portfolio	245,699	245,699	85,394
Listed Private Equity Portfolio	42,623	42,623	42,623
Lux Nanotech Portfolio	139,117	139,117	106,037
Value Line TimelinessTM Select Portfolio	115,504	115,504	86,482
Value Line Industry Rotation Portfolio	40,101	40,101	40,101
Water Resources Portfolio	214,854	214,854	214,855
WilderHill Clean Energy Portfolio	83,653	83,653	83,653
WilderHill Progressive Energy Portfolio	47,367	47,367	47,367
DWA Technical LeadersTM Portfolio	74,479	74,479	74,479

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2007, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following "Licensors":

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Capital Indices, LLC

Golden Dragon Halter USX China Portfolio	Halter Financial Group

Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Lux Nanotech Portfolio	Lux Research, Inc.

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Fund	Licensor
Value Line TimelinessTM Select Portfolio	Value Line Publishing, Inc.

Value Line Industry Rotation Portfolio	Value Line Publishing, Inc.

Water Resources Portfolio	Palisades Water Index Associates, LLC

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

DWA Technical LeadersTM Portfolio	Dorsey, Wright & Associates, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Advisor for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Aerospace & Defense Portfolio	$—	$(104,662)	$20,242,829	$21,422,833	$(1,180,004)	$20,138,167
CleantechTM Portfolio	—	—	969,297	1,601,544	(632,247)	969,297
Golden Dragon Halter USX China Portfolio	588,109	(4,146,823)	27,610,073	42,069,391	(14,459,318)	24,051,359
Listed Private Equity Portfolio	624,862	—	4,463,705	6,830,565	(2,366,860)	5,088,567
Lux Nanotech Portfolio	—	(3,986,980)	(7,299,490)	13,099,355	(20,398,845)	(11,286,470)
Value Line TimelinessTM Select Portfolio	—	(28,753,751)	23,837,184	26,254,954	(2,417,770)	(4,916,567)
Value Line Industry Rotation Portfolio	—	—	1,738,936	2,133,020	(394,084)	1,738,936
Water Resources Portfolio	152,360	(11,876,489)	104,906,849	157,620,457	(52,713,608)	93,182,720
WilderHill Clean Energy Portfolio	—	(91,631,944)	12,375,260	97,982,596	(85,607,336)	(79,256,684)
WilderHill Progressive Energy Portfolio	46,410	—	1,826,709	2,767,811	(941,102)	1,873,119
DWA Technical LeadersTM Portfolio	105,514	—	1,948,508	2,880,946	(932,438)	2,054,022

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Aerospace & Defense Portfolio	$181,755,286
CleantechTM Portfolio	20,852,691
Golden Dragon Halter USX China Portfolio	365,569,659
Listed Private Equity Portfolio	145,512,427
Lux Nanotech Portfolio	166,286,495
Value Line TimelinessTM Select Portfolio	248,892,095
Value Line Industry Rotation Portfolio	31,901,285
Water Resources Portfolio	1,498,618,294
WilderHill Clean Energy Portfolio	900,969,561
WilderHill Progressive Energy Portfolio	21,187,715
DWA Technical LeadersTM Portfolio	89,933,886

Distributions to Shareholders

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Aerospace & Defense Portfolio	$362,663
Golden Dragon Halter USX China Portfolio	3,191,113
Listed Private Equity Portfolio	689,732
Value Line Industry Rotation Portfolio	2,669
Water Resources Portfolio	11,901,149
WilderHill Clean Energy Portfolio	1,691,001
WilderHill Progressive Energy Portfolio	14,162
Distributions paid from Return of Capital
Aerospace & Defense Portfolio	$25,620
Value Line Industry Rotation Portfolio	4,445
WilderHill Clean Energy Portfolio	160,324

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Aerospace & Defense Portfolio	$59,157
Golden Dragon Halter USX China Portfolio	741,732
Lux Nanotech Portfolio	22,920
Water Resources Portfolio	291,087

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
Aerospace & Defense Portfolio	—	—	—	—	$104,662	$104,662
Golden Dragon Halter USX China Portfolio	—	—	—	$1,018,146	3,128,677	4,146,823
Lux Nanotech Portfolio	—	—	—	—	3,986,980	3,986,980
Value Line TimelinessTM Select Portfolio	—	—	—	—	28,753,751	28,753,751
Water Resources Portfolio	—	—	—	—	11,876,489	11,876,489
WilderHill Clean Energy Portfolio	—	—	—	2,098,368	89,533,576	91,631,944

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Aerospace & Defense Portfolio	$2,895,157
CleantechTM Portfolio	1,116,227
Golden Dragon Halter USX China Portfolio	1,023,851
Listed Private Equity Portfolio	690,733
Lux Nanotech Portfolio	1,188,954
Value Line TimelinessTM Select Portfolio	6,398,518
Value Line Industry Rotation Portfolio	383,229
Water Resources Portfolio	2,574,817
WilderHill Clean Energy Portfolio	26,195,365
WilderHill Progressive Energy Portfolio	269,334
DWA Technical LeadersTM Portfolio	78,566

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions,

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Aerospace & Defense Portfolio	$12,387	$(11,896,499)	$11,884,112
CleantechTM Portfolio	33,552	(2,240,254)	2,206,702
Golden Dragon Halter USX China Portfolio	(111,037)	(54,584,958)	54,695,995
Listed Private Equity Portfolio	(242,577)	(2,121,560)	2,364,137
Lux Nanotech Portfolio	159,982	(10,063,576)	9,903,594
Value Line TimelinessTM Select Portfolio	144,770	(26,480,023)	26,335,253
Value Line Industry Rotation Portfolio	2,486	(720,690)	718,204
Water Resources Portfolio	(1,035,047)	(48,790,388)	49,825,435
WilderHill Clean Energy Portfolio	(27,933)	(71,268,087)	71,296,020
WilderHill Progressive Energy Portfolio	3,144	(1,927,839)	1,924,695
DWA Technical LeadersTM Portfolio	(177,364)	(185,521)	362,885

Note 6. Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$19,479,601	$19,680,199
CleantechTM Portfolio	6,828,394	5,914,997
Golden Dragon Halter USX China Portfolio	49,946,633	54,352,642
Listed Private Equity Portfolio	15,571,174	15,751,654
Lux Nanotech Portfolio	27,704,989	20,422,728
Value Line TimelinessTM Select Portfolio	234,359,363	227,910,002
Value Line Industry Rotation Portfolio	3,006,675	2,837,779
Water Resources Portfolio	396,198,468	328,604,791
WilderHill Clean Energy Portfolio	313,312,800	297,149,472
WilderHill Progressive Energy Portfolio	3,639,278	3,165,375
DWA Technical LeadersTM Portfolio	4,256,014	4,203,584

For the period ended April 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$150,589,982	$54,513,558
CleantechTM Portfolio	48,014,060	29,205,884
Golden Dragon Halter USX China Portfolio	289,697,318	191,546,762
Listed Private Equity Portfolio	160,963,994	16,942,503
Lux Nanotech Portfolio	83,410,466	33,574,516
Value Line TimelinessTM Select Portfolio	455,194,731	378,899,393
Value Line Industry Rotation Portfolio	38,179,488	6,816,382

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

	Purchases	Sales
Water Resources Portfolio	$732,888,932	$268,302,798
WilderHill Clean Energy Portfolio	578,512,908	294,712,311
WilderHill Progressive Energy Portfolio	38,237,548	19,239,907
DWA Technical LeadersTM Portfolio	93,181,839	3,407,338

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Transaction fees at scheduled amounts of $500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. On December 22, 2006, the Securities and Exchange Commission delayed the effective date of FIN 48, which will result in adoption for the Funds as of October 31, 2007. At this time, management is currently assessing the impact of FIN 48, if any, on the Funds' financial statements.

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 25, 2007

76

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Aerospace & Defense Portfolio	100%	100%
CleantechTM Portfolio	0%	0%
Golden Dragon Halter USX China Portfolio	100%	0%
Listed Private Equity Portfolio	100%	100%
Lux Nanotech Portfolio	0%	0%
Value Line TimelinessTM Select Portfolio	0%	0%
Value Line Industry Rotation Portfolio	100%	100%
Water Resources Portfolio	100%	100%
WilderHill Clean Energy Portfolio	100%	100%
WilderHill Progressive Energy Portfolio	100%	100%
DWA Technical LeadersTM Portfolio	0%	0%

77

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); Interim CFO, Priority Health (July 2006-February 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989- Present)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Marc Kole was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

78

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994- 1999)	79	None

Donald H. Wilson (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Donald Wilson was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

79

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	79	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

80

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001- 2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

81

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Unaudited)

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Divided AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the

82

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Unaudited) (Continued)

Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of a consultant to the Adviser on correlation and tracking error. The Trustees concluded that Funds are correlated to their underlying index and that the tracking error was within a reasonable range.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2008. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

83

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Unaudited) (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted the Adviser's statement that its costs of managing the Funds generally exceeded the amount payable as management fees under the Investment Advisory Agreement, and that most of the Funds were operating in a cash loss position. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

84

PowerShares   Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (EFT). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com.

This page contains advertising materials and should not be viewed as part of the Annual Report.
85

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Annual Report.
86

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Annual Report.
87

PowerShares Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFQ  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Annual Report.
88

PowerShares   Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Annual Report.
89

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Annual Report.
90

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.
91

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-4

2007 Annual Report to Shareholders

30 April 2007

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	24

Frequency Distribution of Discounts & Premiums	26

Fees and Expenses	28

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio	30

PowerShares Dynamic Consumer Discretionary Sector Portfolio	31

PowerShares Dynamic Consumer Staples Sector Portfolio	33

PowerShares Dynamic Energy Sector Portfolio	34

PowerShares Dynamic Financial Sector Portfolio	35

PowerShares Dynamic Healthcare Sector Portfolio	36

PowerShares Dynamic Industrials Sector Portfolio	37

PowerShares Dynamic Technology Sector Portfolio	39

PowerShares Dynamic Telecommunications & Wireless Portfolio	40

PowerShares Dynamic Utilities Portfolio	41

Statements of Assets and Liabilities	42

Statements of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	48

Notes to Financial Statements	53

Report of Independent Registered Public Accounting Firm	62

Supplemental Information (Unaudited)	63

Information about Advisory Agreement (Unaudited)	68

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC.

Let me share with you the exciting events that have taken place at PowerShares as I look back over the past 12 months and at what the future may hold.

PowerShares has experienced significant growth over the past 12 months. We now have 70 exchange-traded funds ("ETFs") in the market, an increase of 33 funds from the 37 funds at the beginning of the fiscal year. PowerShares now offers more U.S. based equity ETFs than any other ETF sponsor. Assets under management increased almost 75%, from $6 billion to over $10 billion at April 30, 2007. This phenomenal growth demonstrates the continued strong demand for our original listings as well as the excellent reception of our new funds.

Of the new funds offered, 10 were FTSE RAFI funds, which were the first PowerShares Exchange-Traded Funds to be listed on the NASDAQ stock exchange, making PowerShares the only ETF sponsor to list ETFs on all three major U.S. exchanges: the American Stock Exchange, the NASDAQ, and the New York Stock Exchange.

PowerShares continues to be recognized as an innovator in the ETF marketplace. In 2007, our FTSE RAFI US 1000 Fund was awarded the most innovative new ETF at the Third Annual Global ETF Awards program.

Drawing on our increased resources as a member of the INVESCO family, we plan to introduce several PowerShares ETFs for international and global investing. These new funds will help to fulfill our goal of providing investors with the opportunity to invest in intelligent ETFs in marketplaces around the globe.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although spikes of volatility marked the beginning and end of the reporting period, the U.S. equity marketplace provided strong results, with the S&P 500 Index posting double digit returns of 15.24%. At the beginning of the reporting period, enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by the end of summer 2006, energy prices had cooled and investors surmised the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Stocks resumed their upward path until late February of 2007, when Chinese regulators threatened to clamp down on local trading practices, causing global markets to retreat sharply. Global concerns, coupled with a slowing housing market domestically and the Fed's insistence that inflation posed a greater risk than a recession, amplified volatility. However, a strong job market, sustained earnings and indications that inflation would remain contained were enough to resume the rally by the end of the reporting period.

The telecom and utilities sectors posted the best results, while technology and industrial sectors lagged. Bond prices recovered moderately during the reporting period as the Fed ended its two year hike on rates in June of 2006 and a retracting housing market eased inflation concerns. With a few bumps along the way, commodity prices continued their upward march.

3

Manager's Analysis

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

The PowerShares Dynamic Basic Materials Sector Portfolio is based on the Dynamic Basic Materials Sector IntellidexSM index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the Fund has shown strong performance, returning 24.69%. Over that short time, the portfolio outperformed the overall S&P Materials Index which had a positive return of 20.74%. Metals & mining, chemicals, and containers & packaging led the way with the largest percent of contribution to return. All industries within basic materials performed well with none of them showing a negative return for the period.

Industry Breakdown (% of the Fund's

Net Assets)

Chemicals	47.2
Iron/Steel	14.1
Packaging & Containers	12.5
Mining	12.1
Forest Products & Paper	6.7
Miscellaneous Manufacturing	3.2
Environmental Control	1.6
Metal Fabricate/Hardware	1.5
Energy-Alternate Sources	1.2
Money Market	0.2
Other	(0.3)

Style Allocation (%)

Mid-Cap Value	40.6
Large-Cap Value	17.5
Small-Cap Value	16.7
Mid-Cap Growth	12.8
Small-Cap Growth	7.0
Large-Cap Growth	5.4

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Freeport-McMoRan Copper & Gold, Inc., Class B	2.8
United States Steel Corp.	2.7
PPG Industries, Inc.	2.7
Southern Copper Corp.	2.7
Dow Chemical (The) Co.	2.6
Allegheny Technologies, Inc.	2.6
International Paper Co.	2.5
Alcoa, Inc.	2.5
Praxair, Inc.	2.5
Nucor Corp.	2.5
Total	26.1

4

Manager's Analysis (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Basic Materials Sector IntellidexSM Index	25.36
S&P Materials Index	20.74
Dow Jones Basic Materials Index	20.21

Fund

NAV Return	24.69
Share Price Return	24.86

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.32%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index and the Dow Jones Basic Materials Index are unmanaged indices based on the average performance of approximately 30 and 90 common stocks, respectively.

5

Manager's Analysis

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

The PowerShares Dynamic Consumer Discretionary Sector Portfolio is based on the Dynamic Consumer Discretionary Sector IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the Fund has shown strong performance, returning 13.11%. Over that short time, the portfolio outperformed the S&P Consumer Discretionary Index, which returned 6.77%. Specialty retail, textiles, apparel & luxury goods and household materials led the way with the largest percent of contribution to return.

All industries within the consumer discretionary sector performed well for the year. Asbury Automotive Group and Aeropostale were leading the way in the specialty retail, with Polo Ralph Lauren and Deckers Outdoor posting strong results in the textiles, apparel & luxury goods space. Tempur-Pedic International and ITT Educational Services also contributed positively to the overall return of the portfolio.

Industry Breakdown (% of the Fund's

Net Assets)

Retail	38.3
Apparel	18.7
Media	6.7
Commercial Services	5.9
Household Products/Wares	5.9
Lodging	4.8
Toys/Games/Hobbies	4.1
Home Furnishings	3.0
Auto Parts & Equipment	2.7
Advertising	2.5
Distribution/Wholesale	2.4
Housewares	2.4
Home Builders	1.6
Entertainment	1.2
Money Market	0.3
Other	(0.5)

Style Allocation (%)

Mid-Cap Value	27.4
Small-Cap Value	27.2
Mid-Cap Growth	16.3
Large-Cap Growth	11.9
Small-Cap Growth	9.7
Large-Cap Value	7.5

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
VF Corp.	2.7
Polo Ralph Lauren Corp.	2.6
Mattel, Inc.	2.6
Yum! Brands, Inc.	2.6
NIKE, Inc., Class B	2.5
Walt Disney (The) Co.	2.5
Starwood Hotels & Resorts Worldwide, Inc.	2.5
Omnicom Group, Inc.	2.5
TJX Cos., Inc.	2.5
Coach, Inc.	2.4
Total	25.4

6

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Consumer Discretionary Sector IntellidexSM Index	13.54
S&P Consumer Discretionary Index	6.77
Dow Jones Consumer Services Index	7.17

Fund

NAV Return	13.11
Share Price Return	13.19

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.72% while the Fund's gross annualized total operating expense ratio was 1.41%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and the Dow Jones Consumer Services Index are unmanaged indices based on the average performance of approximately 86 and 250 common stocks, respectively.

7

Manager's Analysis

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

The PowerShares Dynamic Consumer Staples Sector Portfolio is based on the Dynamic Consumer Staples Sector IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the Fund has shown strong performance with a positive 12.69% return for the period. Over that short time, the portfolio outperformed the S&P Consumer Staples Index which returned 9.42%. Food products and food & staples retailing led the way with the largest percent of contribution to return. All industries within consumer staples performed well during this time with none showing negative returns. Seaboard Corp., a food products company, was the largest contributor to returns while Kroger, a food & staples retailing company, and NVTY Inc., categorized in the personal products industry, also contributed to the positive results. Brown-Forman and WE-40 were the biggest drags on performance.

Industry Breakdown (% of the Fund's

Net Assets)

Food	38.7
Agriculture	13.2
Beverages	13.1
Retail	11.5
Cosmetic/Personal Care	10.3
Household Products/Wares	6.7
Pharmaceuticals	2.1
Electrical Components & Equipment	1.5
Distribution/Wholesale	1.4
Miscellaneous Manufacturing	1.2
Money Market	0.8
Other	(0.5)

Style Allocation (%)

Large-Cap Value	29.1
Mid-Cap Value	25.0
Small-Cap Value	18.3
Large-Cap Growth	17.5
Small-Cap Growth	6.1
Mid-Cap Growth	4.0

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Kroger (The) Co.	2.8
CVS Corp.	2.7
Coca-Cola (The) Co.	2.7
Altria Group, Inc.	2.6
Kellogg Co.	2.6
General Mills, Inc.	2.5
PepsiCo, Inc.	2.5
Kimberly-Clark Corp.	2.5
Reynolds American, Inc.	2.5
Kraft Foods, Inc., Class A	2.4
Total	25.8

8

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Consumer Staples Sector IntellidexSM Index	13.10
S&P Consumer Staples Index	9.42
Dow Jones Consumer Goods Index	9.85

Fund

NAV Return	12.69
Share Price Return	12.75

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.73% while the Fund's gross annualized total operating expense ratio was 1.46%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and the Dow Jones Consumer Goods Index are unmanaged indices based on the average performance of approximately 39 and 160 common stocks, respectively.

9

Manager's Analysis

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

The PowerShares Dynamic Energy Sector Portfolio is based on the Dynamic Energy Sector IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the portfolio has performed very well returning 23.78% compared to the overall S&P Energy Index which returned 20.21% for the time period. Tesoro, USEC and Valero Energy led the way in the oil gas & consumable fuels industry while TODOCO and Schlumberger led the way in energy equipment & services industry. Swift Energy and Hercules Offshore were two of the recent laggards, but overall the energy sector showed strong performance due to global demand in energy products and uncertainty of the supply of those products.

Industry Breakdown (% of the Fund's

Net Assets)

Oil & Gas	46.3
Oil & Gas Services	25.6
Gas	12.8
Pipelines	5.6
Coal	2.8
Mining	1.6
Transportation	1.6
Electric	1.4
Energy-Alternate Sources	1.3
Retail	1.2
Money Market	0.2
Other	(0.4)

Style Allocation (%)

Mid-Cap Growth	20.0
Large-Cap Value	19.1
Large-Cap Growth	18.0
Mid-Cap Value	17.5
Small-Cap Value	15.9
Small-Cap Growth	9.5

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Baker Hughes, Inc.	2.8
National Oilwell Varco, Inc.	2.7
Valero Energy Corp.	2.7
Schlumberger Ltd. (Netherlands)	2.6
Devon Energy Corp.	2.5
Marathon Oil Corp.	2.5
Chevron Corp.	2.5
Transocean, Inc. (Cayman Islands)	2.5
Exxon Mobil Corp.	2.4
Occidental Petroleum Corp.	2.4
Total	25.6

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Energy Sector IntellidexSM Index	24.18
S&P Energy Index	20.21
Dow Jones Oil & Gas Index	20.64

Fund

NAV Return	23.78
Share Price Return	23.92

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.22%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index and the Dow Jones Oil & Gas Index are unmanaged indices based on the average performance of approximately 29 and 70 common stocks, respectively.

11

Manager's Analysis

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

The PowerShares Dynamic Financial Sector Portfolio is based on the Dynamic Financial Sector IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the portfolio, after fees and expenses, has returned 5.72% compared to the S&P Financials Index which returned 6.06%. Insurance and capital markets companies were the largest contributors to performance. Loews Corp., Hartford Financial Services and Principal Financial Group were the largest contributors to performance in the insurance industry. Franklin Resources and Goldman Sachs were the leaders in the capital markets industry. The financial sector has been relatively uneasy for months due to sub-prime and inflation concerns.

Industry Breakdown (% of the Fund's

Net Assets)

Banks	11.1
Commercial Services	2.5
Diversified Financial Services	12.2
Insurance	72.0
Real Estate	1.3
Software	1.3
Money Market	0.6
Other	(1.0)

Style Allocation (%)

Mid-Cap Value	35.1
Large-Cap Value	28.0
Small-Cap Value	25.4
Large-Cap Growth	7.6
Mid-Cap Growth	3.9

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Loews Corp.	2.7
XL Capital Ltd., Class A (Cayman Islands)	2.7
Franklin Resources, Inc.	2.7
Hartford Financial Services Group (The), Inc.	2.6
ACE Ltd. (Cayman Islands)	2.6
Prudential Financial, Inc.	2.6
Travelers Cos. (The), Inc.	2.6
Chubb Corp.	2.5
Principal Financial Group, Inc.	2.5
Goldman Sachs Group (The), Inc.	2.5
Total	26.0

12

Manager's Analysis (Continued)

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Financial Sector IntellidexSM Index	6.06
S&P Financials Index	6.06
Dow Jones Financials Index	4.31

Fund

NAV Return	5.72
Share Price Return	5.86

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.72% while the Fund's gross annualized total operating expense ratio was 1.38%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index and the Dow Jones Financials Index are unmanaged indices based on the average performance of approximately 89 and 300 common stocks, respectively.

13

Manager's Analysis

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

The PowerShares Dynamic Healthcare Sector Portfolio is based on the Dynamic Healthcare Sector IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the portfolio had a solid return of 14.31% compared with the S&P Health Care Index which returned 9.59%. The two industries which led the way were health care providers & services and health care equipment & supplies. CIGNA and Humana led the way in the health care providers & services industry while Caremark Rx lagged. Biosite was the strongest performer for the portfolio along with Kinetic Concepts and Baxter.

Industry Breakdown (% of the Fund's

Net Assets)

Healthcare-Products	32.8
Healthcare-Services	25.8
Pharmaceuticals	17.7
Electronics	9.1
Commercial Services	8.2
Biotechnology	2.7
Insurance	2.6
Software	1.3
Money Market	0.0
Other	(0.2)

Style Allocation (%)

Mid-Cap Growth	27.3
Small-Cap Growth	18.8
Large-Cap Growth	17.6
Small-Cap Value	13.5
Mid-Cap Value	12.3
Large-Cap Value	10.5

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Merck & Co., Inc.	2.9
Baxter International, Inc.	2.8
Cigna Corp.	2.6
Waters Corp.	2.6
Zimmer Holdings, Inc.	2.6
Humana, Inc.	2.5
Coventry Health Care, Inc.	2.5
Pfizer, Inc.	2.5
McKesson Corp.	2.5
Aetna, Inc.	2.5
Total	26.0

14

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Healthcare Sector IntellidexSM Index	14.78
S&P Health Care Index	9.59
Dow Jones Healthcare Index	8.19

Fund

NAV Return	14.31
Share Price Return	14.35

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.20%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index and the Dow Jones Healthcare Index are unmanaged indices based on the average performance of approximately 56 and 180 common stocks, respectively.

15

Manager's Analysis

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)
The PowerShares Dynamic Industrials Sector Portfolio is based on the Dynamic Industrials Sector IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the portfolio returned 14.28% compared with the S&P Industrials Index which returned 8.21%. Machinery, commercial services & supplies and aerospace & defense were the top performing industries. Cummins, Terex and JLG Industries led the way in the machinery industry. Also contributing to the Fund's positive performance were Manpower, within the commercial services & supplies industry, and Precision CastParts, within the aerospace & defense industry. Due to rising prices in most markets in April, very few stocks contributed negatively to performance.

Industry Breakdown (% of the Fund's

Net Assets)

Commercial Services	22.9
Aerospace/Defense	17.1
Miscellaneous Manufacturing	15.9
Machinery-Diversified	8.6
Engineering & Construction	7.6
Household Products/Wares	5.0
Transportation	4.2
Office/Business Equipment	3.9
Electronics	2.9
Office Furnishings	2.5
Hand/Machine Tools	1.5
Machinery-Construction & Mining	1.5
Metal Fabricate/Hardware	1.5
Building Materials	1.3
Environmental Control	1.3
Retail	1.3
Home Furnishings	1.1
Money Market	0.1
Other	(0.2)

Style Allocation (%)

Small-Cap Value	22.7
Mid-Cap Value	21.6
Small-Cap Growth	18.8
Mid-Cap Growth	16.8
Large-Cap Value	12.7
Large-Cap Growth	7.4

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Cummins, Inc.	3.2
Honeywell International, Inc.	2.8
ITT Corp.	2.6
R.R. Donnelley & Sons Co.	2.6
Cooper Industries Ltd., Class A (Bermuda)	2.6
Boeing Co.	2.5
Manpower, Inc.	2.5
Pitney Bowes, Inc.	2.5
United Technologies Corp.	2.5
General Dynamics Corp.	2.5
Total	26.3

16

Manager's Analysis (Continued)

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Industrials Sector IntellidexSM Index	14.70
S&P Industrials Index	8.21
Dow Jones Industrials Index	10.07

Fund

NAV Return	14.28
Share Price Return	14.37

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.19%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index and the Dow Jones Industrials Index are unmanaged indices based on the average performance of approximately 52 and 270 common stocks, respectively.

17

Manager's Analysis

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

The PowerShares Dynamic Technology Sector Portfolio is based on the Dynamic Technology Sector IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 12, 2006 inception date, the portfolio returned 8.69% while the S&P Information Technology Index returned 7.19%. IT services was the strongest industry followed by semiconductors & semiconductor equipment and computers & peripherals. MEMC Electronic Materials was the largest contributor to returns for the period. Covansys and Cognizant Technology Solutions in IT services along with NCR in the computers & peripherals industries added to the positive returns for the portfolio.

Industry Breakdown (% of the Fund's

Net Assets)

Computers	35.9
Software	21.2
Telecommunications	12.0
Electronics	9.7
Semiconductors	5.7
Office/Business Equipment	4.5
Commercial Services	4.2
Internet	4.1
Electrical Components & Equipment	1.6
Distribution/Wholesale	1.3
Other	(0.2)

Style Allocation (%)

Mid-Cap Growth	28.5
Mid-Cap Value	21.4
Small-Cap Value	19.4
Small-Cap Growth	12.9
Large-Cap Growth	12.8
Large-Cap Value	5.0

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Apple, Inc.	2.8
International Business Machines Corp.	2.6
NCR Corp.	2.6
Microsoft Corp.	2.6
Amphenol Corp., Class A	2.6
Xerox Corp.	2.6
Agilent Technologies, Inc.	2.6
Hewlett-Packard Co.	2.5
BMC Software, Inc.	2.5
Electronic Data Systems Corp.	2.5
Total	25.9

18

Manager's Analysis (Continued)

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Technology Sector IntellidexSM Index	9.11
S&P Information Technology Index	7.19
Dow Jones Technology Index	6.79

Fund

NAV Return	8.69
Share Price Return	8.77

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.25%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index and the Dow Jones Technology Index are unmanaged indices based on the average performance of approximately 88 and 252 common stocks, respectively.

19

Manager's Analysis

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

The PowerShares Dynamic Telecommunications & Wireless Portfolio is based on the Dynamic Telecommunications & Wireless IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past year, the portfolio has returned 19.93% benefiting from strong returns in AT&T, Qwest Communications, Golden Telecom and BellSouth which led the way in the diversified telecommunications industry. DIRECTV and Liberty Global added positively to the portfolio within the media industry. Cisco was another strong performer within the communications equipment group, while the laggards for the portfolio were Broadwing and Covad Communications Group in diversified telecommunication as well as Syniverse Holdings in wireless telecommunication services.

Industry Breakdown (% of the Fund's

Net Assets)

Telecommunications	69.9
Media	19.4
Internet	2.8
Software	2.8
Electronics	2.7
Commercial Services	2.5
Other	(0.1)

Style Allocation (%)

Small-Cap Value	27.4
Large-Cap Growth	19.9
Mid-Cap Growth	16.5
Mid-Cap Value	16.1
Large-Cap Value	15.1
Small-Cap Growth	5.0

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
Liberty Global, Inc., Class A	5.9
EchoStar Communications Corp., Class A	5.4
AT&T, Inc.	5.2
DIRECTV Group (The), Inc.	5.1
ALLTEL Corp.	4.9
Verizon Communications, Inc.	4.9
Cisco Systems, Inc.	4.8
American Tower Corp., Class A	4.6
Plantronics, Inc.	3.2
Mediacom Communications Corp., Class A	2.9
Total	46.9

20

Manager's Analysis (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Telecommunications and Wireless IntellidexSM Index	20.80	24.56	35.92
S&P SuperComposite Telecommunications Services Index	32.11	28.81	42.44
Russell 3000® Index	14.48	14.31	20.55

Fund

NAV Return	19.93	23.31	34.01
Share Price Return	19.93	23.36	34.09

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.97%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.66% while the Fund's gross annualized total operating expense ratio was 1.12%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Telecommunications Services Index and the Russell 3000® Index are unmanaged indices based on the average performance of 13 and 3,000 common stocks, respectively.

† Average annualized.

21

Manager's Analysis

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

The PowerShares Dynamic Utilities Portfolio is based on the Dynamic Utilities IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past year, the portfolio has returned a solid 28.48% for investors. Multi-line and electric utilities companies made up a vast majority of the portfolios holdings and contributed the largest contribution to return. Gas utilities and independent power producers had significantly less representation in the portfolio but they did have strong positive returns for the year.

Public Services Enterprise Group, Sempra Energy and PG&E Corp. were the best performing multi-line utility companies while PPL Corp. and FirstEnergy Corp. were the top performing electric utilities within the portfolio. AES Corp. within independent power producers industry and Northwest Natural Gas within gas utilities also added to the strong performance for the year.

Industry Breakdown (% of the Fund's

Net Assets)

Electric	86.4
Energy-Alternate Sources	2.7
Gas	10.7
Other	0.2

Style Allocation (%)

Large-Cap Value	36.7
Mid-Cap Value	34.4
Small-Cap Value	18.7
Mid-Cap Growth	5.5
Large-Cap Growth	4.7

Top Ten Fund Holdings

(% of the Fund's Net Assets)

Security
PPL Corp.	5.5
Public Service Enterprise Group, Inc.	5.5
Edison International	5.3
TXU Corp.	5.2
FirstEnergy Corp.	5.2
PG&E Corp.	5.1
Duke Energy Corp.	4.9
AES (The) Corp.	4.7
Northwest Natural Gas Co.	2.9
Allegheny Energy, Inc.	2.9
Total	47.2

22

Manager's Analysis (Continued)

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Utilities IntellidexSM Index	29.26	24.95	39.96
S&P SuperComposite Utilities Index	34.97	25.36	40.66
Russell 3000® Index	14.48	18.02	28.42

Fund

NAV Return	28.48	24.10	38.53
Share Price Return	28.60	24.20	38.70

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.89%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.92%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Utilities Index and the Russell 3000® Index are unmanaged indices based on the average performance of 82 and 3,000 common stocks, respectively.

† Average annualized.

23

Funds' Distribution History

	Ex-Dividend	04/16/07	03/16/07	03/15/07	02/15/07	01/15/07	12/15/06	11/15/06
	Record	04/18/07	03/20/07	03/20/07	02/20/07	01/17/07	12/19/06	11/17/06
	Payable	04/30/07	03/30/07	03/30/07	02/28/07	01/31/07	12/29/06	11/30/06
Fund	Ticker
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ	—	0.03850	—	—	—	0.15875	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ	—	—	—	—	—	0.16398	—
PowerShares Dynamic Consumer Staples Sector Portfolio	PSL	—	0.03510	—	—	—	0.23925	—
PowerShares Dynamic Energy Sector Portfolio	PXI	—	0.00830	—	—	—	0.02386	—
PowerShares Dynamic Financial Sector Portfolio	PFI	—	0.01860	—	—	—	0.06758	—
PowerShares Dynamic Healthcare Sector Portfolio	PTH	—	—	—	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	PRN	—	0.03620	—	—	—	0.01397	—
PowerShares Dynamic Technology Sector Portfolio	PTF	—	—	—	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	PTE	—	—	—	—	—	0.14163	—
PowerShares Dynamic Utilities Portfolio	PUI	—	0.08250	—	—	—	0.13668	—
	Ex-Dividend		12/30/05	12/16/05	09/16/05	06/17/05	04/01/05	03/18/05
	Record		01/04/06	12/20/05	09/20/05	06/21/05	04/05/05	03/22/05
	Payable		01/31/06	12/30/05	09/30/05	06/30/05	04/29/05	04/29/05
Fund	Ticker
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ		—	—	—	—	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ		—	—	—	—	—	—
PowerShares Dynamic Consumer Staples Sector Portfolio	PSL		—	—	—	—	—	—
PowerShares Dynamic Energy Sector Portfolio	PXI		—	—	—	—	—	—
PowerShares Dynamic Financial Sector Portfolio	PFI		—	—	—	—	—	—
PowerShares Dynamic Healthcare Sector Portfolio	PTH		—	—	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	PRN		—	—	—	—	—	—
PowerShares Dynamic Technology Sector Portfolio	PTF		—	—	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	PTE		—	0.00158	—	—	—	—
PowerShares Dynamic Utilities Portfolio	PUI		—	0.10928	—	—	—	—

24

	10/16/06	09/15/06	08/15/06	07/14/06	06/16/06	06/15/06	05/15/06	03/17/06
	10/18/06	09/16/06	08/17/06	07/18/06	06/20/06	06/19/06	05/17/06	03/21/06
	10/31/06	09/29/06	08/31/06	07/31/06	06/30/06	06/30/06	05/31/06	03/30/06
Fund
PowerShares Dynamic Basic Materials Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Consumer Staples Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Energy Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Financial Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Technology Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	—	0.03081	—	—	0.03188	—	—	0.03180
PowerShares Dynamic Utilities Portfolio	—	0.06053	—	—	0.10547	—	—	0.07089
	12/17/04	12/31/04	09/17/04	06/18/04	03/19/04	12/24/03	09/19/03	06/20/03
	12/21/04	01/04/05	09/21/04	06/22/04	03/23/04	12/29/03	09/23/03	06/24/03
	01/31/05	01/31/05	10/29/04	07/30/04	04/30/04	01/30/04	10/31/03	07/31/03
Fund
PowerShares Dynamic Basic Materials Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Consumer Staples Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Energy Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Financial Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Technology Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Utilities Portfolio	—	—	—	—	—	—	—	—

25

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	136	56	1	0	0	0	0
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	136	47	5	0	0	0	0
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	136	33	5	0	0	0	0
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	136	27	1	0	0	0	0
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	136	38	0	0	0	0	0
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	136	29	1	0	0	0	0
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	136	55	2	0	0	0	0
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	136	51	9	0	0	0	0
PTE	PowerShares Dynamic Telecommunications & Wireless Portfolio	12/06/05	350	137	21	2	0	0	0
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	378	147	3	2	0	0	0

26

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PYZ	79	0	0	0	0	0
PEZ	83	1	0	0	0	0
PSL	96	2	0	0	0	0
PXI	108	0	0	0	0	0
PFI	98	0	0	0	0	0
PTH	105	1	0	0	0	0
PRN	77	2	0	0	0	0
PTF	76	0	0	0	0	0
PTE	179	9	2	0	0	0
PUI	222	4	0	0	0	0

27

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio Actual	$1,000.00	$1,208.59	0.71%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	0.71%	$3.58
PowerShares Dynamic Consumer Discretionary Sector Portfolio Actual	$1,000.00	$1,108.40	0.72%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	0.72%	$3.58
PowerShares Dynamic Consumer Staples Sector Portfolio Actual	$1,000.00	$1,118.50	0.73%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.73%	$3.79

28

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$1,171.10	0.70%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	0.70%	$3.53
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$1,064.00	0.72%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	0.72%	$3.60
PowerShares Dynamic Healthcare Sector Portfolio Actual	$1,000.00	$1,141.80	0.70%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	0.70%	$3.53
PowerShares Dynamic Industrials Sector Portfolio Actual	$1,000.00	$1,147.80	0.71%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	0.71%	$3.55
PowerShares Dynamic Technology Sector Portfolio Actual	$1,000.00	$1,088.20	0.71%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	0.71%	$3.54
PowerShares Dynamic Telecommunications & Wireless Portfolio Actual	$1,000.00	$1,084.80	0.64%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	0.64%	$3.22
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$1,112.80	0.62%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	0.62%	$3.12

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

29

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Chemicals—47.2%
6,138	Air Products & Chemicals, Inc.	$469,557
6,229	Airgas, Inc.	277,502
6,087	Albemarle Corp.	258,393
5,496	Cabot Corp.	248,969
8,775	Celanese Corp., Series A	291,067
4,274	Cytec Industries, Inc.	234,643
10,971	Dow Chemical (The) Co.	489,416
8,996	E.I. du Pont de Nemours and Co.	442,333
4,289	Eastman Chemical Co.	290,365
10,872	Ecolab, Inc.	467,387
3,381	FMC Corp.	260,100
10,031	H.B. Fuller Co.	256,493
12,370	Hercules, Inc.*	233,051
12,150	Huntsman Corp.	238,140
4,770	Innospec, Inc.	256,101
4,830	Lubrizol Corp.	289,510
14,925	Lyondell Chemical Co.	464,466
4,181	Minerals Technologies, Inc.	265,995
4,896	OM Group, Inc.*	257,187
7,037	PPG Industries, Inc.	517,782
7,365	Praxair, Inc.	475,411
8,671	Rohm & Haas Co.	443,695
10,799	RPM International, Inc.	229,695
10,157	Sensient Technologies Corp.	265,910
6,122	Sigma-Aldrich Corp.	257,614
9,613	Spartech Corp.	269,741
9,330	Valspar Corp.	252,283
9,898	W.R. Grace & Co.*	263,287
		8,966,093
	Energy - Alternate Sources—1.2%
10,409	Headwaters, Inc.*	225,563
	Environmental Control—1.6%
6,327	Metal Management, Inc.	304,139
	Forest Products & Paper—6.7%
12,821	International Paper Co.	483,608
7,492	Rock-Tenn Co., Class A	286,644
4,732	Temple-Inland, Inc.	280,324
17,118	Wausau Paper Corp.	230,408
		1,280,984
	Iron/Steel—14.1%
4,421	Allegheny Technologies, Inc.	484,453
2,110	Carpenter Technology Corp.	256,091
5,038	Chaparral Steel Co.	355,179
4,409	Cleveland-Cliffs, Inc.	305,500
7,402	Nucor Corp.	469,731
6,480	Steel Dynamics, Inc.	287,129
5,121	United States Steel Corp.	519,986
		2,678,069

Number of Shares		Value
	Common Stocks (Continued)
	Metal Fabricate/Hardware—1.5%
6,573	Quanex Corp.	$282,836
	Mining—12.1%
13,590	Alcoa, Inc.	482,309
5,483	Century Aluminum Co.*	259,401
7,957	Freeport-McMoRan Copper & Gold, Inc., Class B	534,392
31,404	Hecla Mining Co.*	276,669
6,356	Southern Copper Corp.	510,387
6,837	Titanium Metals Corp.*	236,082
		2,299,240
	Miscellaneous Manufacturing—3.2%
3,892	AptarGroup, Inc.	285,089
14,649	Myers Industries, Inc.	328,870
		613,959
	Packaging & Containers—12.5%
5,509	Ball Corp.	279,251
7,572	Bemis Co.	251,542
11,155	Crown Holdings, Inc.*	269,616
50,686	Graphic Packaging Corp.*	260,019
4,184	Greif, Inc., Class A	232,630
10,265	Packaging Corp. of America	254,161
7,818	Pactiv Corp.*	270,346
7,782	Sealed Air Corp.	256,028
6,879	Sonoco Products Co.	293,322
		2,366,915
	Total Common Stocks (Cost $17,063,351)	19,017,798
	Money Market Fund—0.2%
31,916	Liquid Assets Portfolio Private Class** (Cost $31,916)	31,916
	Total Investments (Cost $17,095,267)—100.3%	19,049,714
	Liabilities in excess of other assets—(0.3%)	(61,856)
	Net Assets—100.0%	$18,987,858

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
30

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Advertising—2.5%
4,039	Omnicom Group, Inc.	$422,924
	Apparel—18.7%
8,592	Coach, Inc.*	419,547
3,680	Deckers Outdoor Corp.*	278,686
5,945	Gymboree (The) Corp.*	226,980
8,650	Hanesbrands, Inc.*	230,004
5,047	Liz Claiborne, Inc.	225,702
7,947	NIKE, Inc., Class B	428,025
4,903	Polo Ralph Lauren Corp.	451,615
8,087	Steven Madden Ltd.*	240,588
5,336	VF Corp.	468,555
8,075	Wolverine World Wide, Inc.	230,784
		3,200,486
	Auto Parts & Equipment—2.7%
4,032	Autoliv, Inc.	234,461
2,999	BorgWarner, Inc.	233,652
		468,113
	Commercial Services—5.9%
8,314	Aaron Rents, Inc.	235,868
21,443	Coinmach Service Corp., Class A	226,867
8,089	DeVry, Inc.	266,856
2,848	ITT Educational Services, Inc.	276,854
		1,006,445
	Distribution/Wholesale—2.4%
8,490	Genuine Parts Co.	419,491
	Entertainment—1.2%
4,339	International Speedway Corp., Class A	214,347
	Home Builders—1.6%
341	NVR, Inc.*	280,984
	Home Furnishings—3.0%
2,268	Harman International Industries, Inc.	276,446
9,104	Tempur-Pedic International, Inc.	236,431
		512,877
	Household Products/Wares—5.9%
9,636	American Greetings Corp., Class A	245,236
9,799	Helen of Troy Ltd. (Bermuda)*	222,437
6,212	Jarden Corp.*	261,774
9,722	Tupperware Brands Corp.	273,383
		1,002,830
	Housewares—2.4%
13,525	Newell Rubbermaid, Inc.	414,812

Number of Shares		Value
	Common Stocks (Continued)
	Lodging—4.8%
8,674	Marriott International, Inc., Class A	$392,152
6,333	Starwood Hotels & Resorts Worldwide, Inc.	424,437
		816,589
	Media—6.7%
17,410	Journal Communications, Inc., Class A	234,861
3,929	Meredith Corp.	227,568
15,918	Sinclair Broadcast Group, Inc., Class A	259,941
12,217	Walt Disney (The) Co.	427,350
		1,149,720
	Retail—38.3%
6,117	Aeropostale, Inc.*	251,715
7,364	American Eagle Outfitters	217,017
8,830	Applebee's International, Inc.	239,999
8,688	Asbury Automotive Group, Inc.	249,954
34,333	Blockbuster, Inc., Class A*	212,865
6,297	Bob Evans Farms, Inc.	231,100
6,645	Brinker International, Inc.	206,660
6,395	Brown Shoe Co. Inc.	172,537
6,525	Buckle (The), Inc.	232,421
10,701	Burger King Holdings, Inc.	251,152
4,937	CBRL Group, Inc.	220,091
7,535	Charlotte Russe Holdings, Inc.*	205,932
4,123	Children's Place Retail Stores (The), Inc.*	217,983
6,697	Claire's Stores, Inc.	218,121
7,770	Family Dollar Stores, Inc.	247,397
4,018	IHOP Corp.	236,741
5,108	J.C. Penney Co., Inc.	403,992
3,279	Jack in the Box, Inc.*	218,447
5,222	Men's Wearhouse (The), Inc.	225,956
7,374	Nordstrom, Inc.	404,980
7,178	Payless ShoeSource, Inc.*	228,978
6,862	Ross Stores, Inc.	227,475
15,789	Staples, Inc.	391,567
15,080	TJX Cos., Inc.	420,581
7,094	Yum! Brands, Inc.	438,834
		6,572,495
	Toys/Games/Hobbies—4.1%
7,989	Hasbro, Inc.	252,532
15,940	Mattel, Inc.	451,102
		703,634
	Total Common Stocks (Cost $16,375,574)	17,185,747

See Notes to Financial Statements.
31

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2007

Number of Shares		Value
	Money Market Fund—0.3%
45,074	Liquid Assets Portfolio Private Class** (Cost $45,074)	$45,074
	Total Investments (Cost $16,420,648)—100.5%	17,230,821
	Liabilities in excess of other assets—(0.5%)	(74,423)
	Net Assets—100.0%	$17,156,398

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$17,008,384	99.2%
Bermuda	222,437	1.3
Total investments	17,230,821	100.5
Liabilities in excess of other assets	(74,423)	(0.5)
Net Assets	$17,156,398	100.0%

See Notes to Financial Statements.
32

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.7%
	Agriculture—13.2%
17,633	Alliance One International, Inc.*	$172,980
4,258	Altria Group, Inc.	293,461
1,765	Bunge Ltd. (Bermuda)	133,716
2,043	Loews Corp. - Carolina Group	156,351
4,291	Reynolds American, Inc.	275,740
2,708	Universal Corp.	169,737
2,468	UST, Inc.	139,886
7,912	Vector Group Ltd.	144,394
		1,486,265
	Beverages—13.1%
5,451	Anheuser-Busch Cos., Inc.	268,135
2,293	Brown-Forman Corp., Class B	146,591
5,773	Coca-Cola (The) Co.	301,293
1,749	Molson Coors Brewing Co., Class B	164,896
4,614	Pepsi Bottling Group, Inc.	151,385
6,729	PepsiAmericas, Inc.	162,438
4,225	PepsiCo, Inc.	279,230
		1,473,968
	Cosmetics/Personal Care—10.3%
6,373	Alberto-Culver Co.	154,800
3,859	Avon Products, Inc.	153,588
2,671	Chattem, Inc.*	152,621
3,993	Colgate-Palmolive Co.	270,486
3,142	Estee Lauder (The) Cos., Inc., Class A	161,562
4,209	Procter & Gamble Co.	270,681
		1,163,738
	Distribution/Wholesale—1.4%
5,224	Central European Distribution Corp.*	155,414
	Electrical Components & Equipment—1.5%
1,700	Energizer Holdings, Inc.*	165,206
	Food—38.7%
3,553	Campbell Soup Co.	138,922
5,829	ConAgra Foods, Inc.	143,277
4,555	Corn Products International, Inc.	181,380
4,781	Dean Foods Co.*	174,172
4,771	General Mills, Inc.	285,783
3,152	H.J. Heinz Co.	148,491
3,989	Hormel Foods Corp.	151,941
3,567	Ingles Markets, Inc., Class A	128,269
3,683	J & J Snack Foods Corp.	143,527
2,943	J.M. Smucker (The) Co.	164,278
5,474	Kellogg Co.	289,629
8,202	Kraft Foods, Inc., Class A	274,521
10,629	Kroger (The) Co.	313,661
3,781	McCormick & Co., Inc.	140,351
2,473	Ralcorp Holdings, Inc.*	162,748
5,190	Ruddick Corp.	155,856
4,235	Safeway, Inc.	153,731
8,627	Sara Lee Corp.	141,569

Number of Shares		Value
	Common Stocks (Continued)
68	Seaboard Corp.	$169,524
8,084	Sysco Corp.	264,670
4,983	Tootsie Roll Industries, Inc.	144,457
8,023	Tyson Foods, Inc., Class A	168,162
3,407	Weis Markets, Inc.	146,637
2,945	Wm. Wrigley Jr. Co.	173,402
		4,358,958
	Household Products/Wares—6.7%
3,165	Church & Dwight Co., Inc.	160,560
2,285	Clorox Co.	153,278
3,898	Kimberly-Clark Corp.	277,421
10,699	Playtex Products, Inc.*	162,839
		754,098
	Miscellaneous Manufacturing—1.2%
3,327	Lancaster Colony Corp.	140,499
	Pharmaceuticals—2.1%
2,861	NBTY, Inc.*	141,362
2,420	USANA Health Sciences, Inc.*	96,413
		237,775
	Retail—11.5%
4,458	BJ's Wholesale Club, Inc.*	153,935
4,747	Costco Wholesale Corp.	254,297
8,400	CVS Corp.	304,416
3,141	Longs Drug Stores Corp.	171,938
8,389	Nu Skin Enterprises, Inc., Class A	145,381
5,504	Wal-Mart Stores, Inc.	263,752
		1,293,719
	Total Common Stocks (Cost $10,464,776)	11,229,640
	Money Market Fund—0.8%
94,474	Liquid Assets Portfolio Private Class** (Cost $94,474)	94,474
	Total Investments (Cost $10,559,250)—100.5%	11,324,114
	Liabilities in excess of other assets—(0.5%)	(59,783)
	Net Assets—100.00%	$11,264,331

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$11,190,398	99.3%
Bermuda	133,716	1.2
Total investments	11,324,114	100.5
Liabilities in excess of other assets	(59,783)	(0.5)
Net Assets	$11,264,331	100.0%

See Notes to Financial Statements.
33

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Coal—2.8%
10,107	Alliance Holdings GP LP	$270,969
15,544	Alpha Natural Resources, Inc.*	269,999
		540,968
	Electric—1.4%
8,690	MDU Resources Group, Inc.	263,307
	Energy - Alternate Sources—1.3%
9,907	Covanta Holding Corp.*	243,118
	Gas—12.8%
5,577	AGL Resources, Inc.	242,823
7,277	Atmos Energy Corp.	230,826
4,938	Energen Corp.	276,774
5,024	Nicor, Inc.	257,430
9,691	NiSource, Inc.	238,302
5,186	Northwest Natural Gas Co.	263,501
7,124	Sempra Energy	452,231
8,774	UGI Corp.	248,831
7,237	WGL Holdings, Inc.	244,900
		2,455,618
	Mining—1.6%
15,332	USEC, Inc.*	309,246
	Oil & Gas—46.3%
8,917	BreitBurn Energy Partners L.P.	326,362
6,674	Cabot Oil & Gas Corp.	243,067
6,075	Chevron Corp.	472,574
6,425	ConocoPhillips	445,574
6,527	Devon Energy Corp.	475,622
4,603	ENSCO International, Inc.	259,517
13,558	EXCO Resources, Inc.*	227,639
5,740	Exxon Mobil Corp.	455,641
7,788	Frontier Oil Corp.	275,150
34,279	Grey Wolf, Inc.*	245,438
7,768	Hess Corp.	440,834
4,214	Holly Corp.	268,010
4,663	Marathon Oil Corp.	473,528
7,361	Noble Energy, Inc.	432,900
8,948	Occidental Petroleum Corp.	453,664
26,225	Parker Drilling Co.*	284,804
4,925	Plains Exploration & Production Co.*	231,426
6,302	St. Mary Land & Exploration Co.	230,779
2,581	Tesoro Corp.	312,817
6,896	Todco.*	313,492
5,482	Transocean, Inc. (Cayman Islands)*	472,548
7,346	Valero Energy Corp.	515,909
8,393	Western Refining, Inc.	332,531
5,185	Whiting Petroleum Corp.*	228,244
8,213	XTO Energy, Inc.	445,720
		8,863,790

Number of Shares		Value
	Common Stocks (Continued)
	Oil & Gas Services—25.6%
6,606	Baker Hughes, Inc.	$531,057
4,010	Cameron International Corp.*	258,926
3,486	FMC Technologies, Inc.*	247,088
17,065	Global Industries Ltd.*	354,269
5,189	Grant Prideco, Inc.*	267,441
13,684	Halliburton Co.	434,741
16,690	Input/Output, Inc.*	233,493
4,189	Lufkin Industries, Inc.	260,640
6,387	NATCO Group, Inc., Class A*	243,983
6,181	National Oilwell Varco, Inc.*	524,458
5,734	Oceaneering International, Inc.*	272,594
6,685	Schlumberger Ltd. (Netherlands)	493,554
2,383	SEACOR Holdings, Inc.*	227,052
7,759	Superior Energy Services, Inc.*	281,884
4,320	Tidewater, Inc.	273,067
		4,904,247
	Pipelines—5.6%
6,894	Copano Energy LLC	269,280
6,365	DCP Midstream Partners, LP	260,965
5,513	ONEOK, Inc.	266,884
2,899	Questar Corp.	281,580
		1,078,709
	Retail—1.2%
4,923	World Fuel Services Corp.	227,492
	Transportation—1.6%
6,201	Gulfmark Offshore, Inc.*	297,028
	Total Common Stocks (Cost $15,860,048)	19,183,523
	Money Market Fund—0.2%
31,280	Liquid Assets Portfolio Private Class** (Cost $31,280)	31,280
	Total Investments (Cost $15,891,328)—100.4%	19,214,803
	Liabilities in excess of other assets—(0.4%)	(77,522)
	Net Assets—100.0%	$19,137,281

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$18,248,701	95.3%
Netherlands	493,554	2.6
Cayman Islands	472,548	2.5
Total investments	19,214,803	100.4
Liabilities in excess of other assets	(77,522)	(0.4)
Net Assets	$19,137,281	100.0%

See Notes to Financial Statements.
34

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.4%
	Banks—11.1%
3,417	Chittenden Corp.	$99,298
2,754	City Holding Co.	104,569
1,723	Comerica, Inc.	106,671
5,091	KeyCorp	181,647
2,877	State Street Corp.	198,139
2,287	SunTrust Banks, Inc.	193,069
		883,393
	Commercial Services—2.5%
2,951	Moody's Corp.	195,120
	Diversified Financial Services—12.2%
1,602	AG Edwards, Inc.	116,065
2,992	Eaton Vance Corp.	114,354
1,609	Franklin Resources, Inc.	211,277
2,809	GAMCO Investors, Inc., Class A	128,147
919	Goldman Sachs Group (The), Inc.	200,903
1,580	Piper Jaffray Cos., Inc.*	100,820
4,219	Waddell & Reed Financial, Inc., Class A	102,184
		973,750
	Insurance—72.0%
3,455	ACE Ltd. (Cayman Islands)	205,434
1,214	AMBAC Financial Group, Inc.	111,445
2,990	American Financial Group, Inc.	105,457
1,644	Arch Capital Group Ltd. (Bermuda)*	119,716
2,932	Argonaut Group, Inc.*	98,545
2,012	Assurant, Inc.	115,750
3,753	Chubb Corp.	202,024
4,993	CNA Surety Corp.*	103,056
3,623	Commerce Group, Inc.	118,146
2,651	Delphi Financial Group, Class A	113,198
1,097	Everest Re Group, Ltd. (Bermuda)	110,402
2,705	FBL Financial Group, Inc., Class A	104,792
3,121	Harleysville Group, Inc.	95,315
2,062	Hartford Financial Services Group (The), Inc.	208,674
3,367	HCC Insurance Holdings, Inc.	103,232
5,121	Horace Mann Educators Corp.	107,746
3,676	IPC Holdings, Ltd. (Bermuda)	110,206
2,822	Lincoln National Corp.	200,785
4,512	Loews Corp.	213,509
221	Markel Corp.*	101,419
1,976	Nationwide Financial Services, Class A	112,889
2,776	Odyssey Re Holdings Corp.	116,314
3,511	Ohio Casualty Corp.	111,088
4,741	Old Republic International Corp.	100,841
1,532	PartnerRe Ltd. (Bermuda)	110,335
2,296	Philadelphia Consolidated Holding Co.*	99,646
2,282	PMI Group (The), Inc.	110,609
3,165	Principal Financial Group, Inc.	200,946
8,549	Progressive (The) Corp.	197,225
2,152	Prudential Financial, Inc.	204,440

Number of Shares		Value
	Common Stocks (Continued)
1,848	Reinsurance Group of America, Inc.	$115,149
1,899	RLI Corp.	105,755
1,592	Safeco Corp.	106,250
2,343	Safety Insurance Group, Inc.	93,861
4,362	Selective Insurance Group, Inc.	113,761
1,678	Transatlantic Holdings, Inc.	116,604
3,754	Travelers Cos. (The), Inc.	203,091
4,575	United America Indemnity Ltd., Class A (Cayman Islands)*	114,284
2,275	Unitrin, Inc.	107,266
3,200	W.R. Berkley Corp.	103,968
188	White Mountains Insurance Group Ltd. (Bermuda)	107,724
2,730	Willis Group Holdings Ltd. (Bermuda)	111,985
2,731	XL Capital Ltd., Class A (Cayman Islands)	212,963
2,155	Zenith National Insurance Corp.	99,669
		5,725,514
	Real Estate—1.3%
3,001	CB Richard Ellis Group, Inc., Class A*	101,584
	Software—1.3%
1,710	SEI Investments Co.	104,361
	Total Common Stocks (Cost $7,543,612)	7,983,722
	Money Market Fund—0.6%
46,642	Liquid Assets Portfolio Private Class** (Cost $46,642)	46,642
	Total Investments (Cost $7,590,254)—101.0%	8,030,364
	Liabilities in excess of other assets—(1.0%)	(75,986)
	Net Assets—100.0%	$7,954,378

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$6,827,315	85.9%
Bermuda	670,368	8.4
Cayman Islands	532,681	6.7
Total investments	8,030,364	101.0
Liabilities in excess of other assets	(75,986)	(1.0)
Net Assets	$7,954,378	100.0%

See Notes to Financial Statements.
35

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Biotechnology—2.7%
9,979	Bio-Rad Laboratories, Inc., Class A*	$706,214
111,901	Incyte Corp.*	862,757
		1,568,971
	Commercial Services—8.2%
26,953	AMN Healthcare Services, Inc.*	656,306
16,170	Chemed Corp.	813,351
38,570	Cross Country Healthcare, Inc.*	759,443
29,826	Emergency Medical Services Corp., Class A*	998,574
24,385	McKesson Corp.	1,434,570
		4,662,244
	Electronics—9.1%
42,932	Applera Corp. - Applied Biosystems Group	1,341,196
11,960	Dionex Corp.*	825,240
31,094	PerkinElmer, Inc.	752,475
13,382	Varian, Inc.*	775,621
24,969	Waters Corp.*	1,483,907
		5,178,439
	Healthcare - Products—32.8%
28,089	Baxter International, Inc.	1,590,681
18,031	Becton, Dickinson & Co.	1,418,859
13,800	Biosite, Inc.*	1,276,500
34,954	Conceptus, Inc.*	722,849
25,070	Cytyc Corp.*	883,216
18,386	Dade Behring Holdings, Inc.	902,936
23,428	Dentsply International, Inc.	782,729
14,762	Edwards Lifesciences Corp.*	723,338
15,622	Gen-Probe, Inc.*	798,440
12,668	Hillenbrand Industries, Inc.	774,648
8,765	IDEXX Laboratories, Inc.*	790,340
21,808	Johnson & Johnson	1,400,510
15,023	Kinetic Concepts, Inc.*	751,150
15,342	Mentor Corp.	596,957
22,406	Patterson Cos., Inc.*	807,960
35,394	PSS World Medical, Inc.*	711,419
28,052	STERIS Corp.	717,009
13,548	Techne Corp.*	798,926
34,269	Wright Medical Group, Inc.*	809,434
16,364	Zimmer Holdings, Inc.*	1,480,615
		18,738,516
	Healthcare - Services—25.8%
30,371	Aetna, Inc.	1,423,792
21,826	AMERIGROUP Corp.*	613,965
31,512	AmSurg Corp.*	723,200
23,347	Apria Healthcare Group, Inc.*	741,034
25,090	Coventry Health Care, Inc.*	1,450,955
14,001	Health Net, Inc.*	756,894
22,986	Humana, Inc.*	1,453,636
19,345	Lincare Holdings, Inc.*	762,967
17,465	Magellan Health Services, Inc.*	749,249

Number of Shares		Value
	Common Stocks (Continued)
13,948	Manor Care, Inc.	$905,086
25,328	Medcath Corp.*	752,748
13,808	National Healthcare Corp.	708,488
13,880	Pediatrix Medical Group, Inc.*	791,854
26,387	UnitedHealth Group, Inc.	1,400,094
12,927	Universal Health Services, Inc., Class B	784,927
9,444	WellCare Health Plans, Inc.*	761,092
		14,779,981
	Insurance—2.6%
9,724	Cigna Corp.	1,512,957
	Pharmaceuticals—17.7%
25,430	AmerisourceBergen Corp.	1,271,246
25,710	Forest Laboratories, Inc.*	1,368,029
27,584	Medicines (The), Co.*	628,364
32,587	Merck & Co., Inc.	1,676,274
34,974	Mylan Laboratories, Inc.	766,980
54,613	Pfizer, Inc.	1,445,060
32,647	Sciele Pharma, Inc.*	807,034
19,691	VCA Antech, Inc.*	776,416
42,512	ViroPharma, Inc.*	641,081
26,122	Watson Pharmaceuticals, Inc.*	713,131
		10,093,615
	Software—1.3%
14,062	Cerner Corp.*	748,661
	Total Common Stocks (Cost $56,142,137)	57,283,384
	Money Market Fund—0.0%
14,039	Liquid Assets Portfolio Private Class** (Cost $14,039)	14,039
	Total Investments (Cost $56,156,176)—100.2%	57,297,423
	Liabilities in excess of other assets—(0.2%)	(114,388)
	Net Assets—100.0%	$57,183,035

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
36

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—17.1%
7,291	Boeing Co.	$678,062
8,327	General Dynamics Corp.	653,670
6,447	Lockheed Martin Corp.	619,815
8,846	Northrop Grumman Corp.	651,419
12,008	Raytheon Co.	642,908
9,615	Rockwell Collins, Inc.	631,417
9,745	United Technologies Corp.	654,182
		4,531,473
	Building Materials—1.3%
10,115	Lennox International, Inc.	341,988
	Commercial Services—22.9%
13,094	ABM Industries, Inc.	368,465
9,549	Administaff, Inc.	316,931
4,738	Consolidated Graphics, Inc.*	356,535
12,004	Healthcare Services Group.	336,112
7,599	Heidrick & Struggles International, Inc.*	358,521
14,667	Korn/Ferry International*	345,701
18,395	Labor Ready, Inc.*	399,172
8,386	Manpower, Inc.	672,977
15,201	Quanta Services, Inc.*	417,875
10,511	Resources Connection, Inc.*	317,117
15,246	Rollins, Inc.	351,725
17,089	R.R. Donnelley & Sons Co.	686,977
19,663	SAIC, Inc.*	359,636
10,783	TeleTech Holdings, Inc.*	406,843
7,437	Watson Wyatt Worldwide, Inc., Class A	350,506
		6,045,093
	Electronics—2.9%
6,673	Thomas & Betts Corp.*	363,545
8,187	Woodward Governor Co.	404,028
		767,573
	Engineering & Construction—7.6%
14,472	Infrasource Services, Inc.*	483,075
7,712	Jacobs Engineering Group, Inc.*	388,916
7,011	McDermott International, Inc. (Panama)*	376,210
9,668	Perini Corp.*	411,857
7,814	URS Corp.*	341,472
		2,001,530
	Environmental Control—1.3%
12,502	Republic Services, Inc.	349,181
	Hand/Machine Tools—1.5%
5,462	Kennametal, Inc.	385,399
	Home Furnishings—1.1%
8,399	American Woodmark Corp.	289,849

Number of Shares		Value
	Common Stocks (Continued)
	Household Products/Wares—5.0%
9,689	Avery Dennison Corp.	$602,656
13,810	Ennis, Inc.	337,655
7,082	John H. Harland Co.	372,513
		1,312,824
	Machinery-Construction & Mining—1.5%
5,056	Terex Corp.*	393,610
	Machinery-Diversified—8.6%
6,088	Cascade Corp.	377,273
9,101	Cummins, Inc.	838,748
9,921	Gardner Denver, Inc.*	375,014
5,655	Manitowoc (The) Co., Inc.	385,841
6,426	Nordson Corp.	294,504
		2,271,380
	Metal Fabricate/Hardware—1.5%
10,743	RBC Bearings, Inc.	408,341
	Miscellaneous Manufacturing—15.9%
6,075	Acuity Brands, Inc.	359,154
6,122	Ceradyne, Inc.*	360,280
13,750	Cooper Industries Ltd., Class A (Bermuda)	684,200
8,887	Danaher Corp.	632,666
13,803	Honeywell International, Inc.	747,847
10,799	ITT Corp.	689,084
5,251	Teleflex, Inc.	377,179
15,220	Tredegar Corp.	355,691
		4,206,101
	Office Furnishings—2.5%
9,039	Herman Miller, Inc.	311,032
15,286	Knoll, Inc.	354,941
		665,973
	Office/Business Equipment—3.9%
24,677	IKON Office Solutions, Inc.	369,168
13,722	Pitney Bowes, Inc.	658,656
		1,027,824
	Retail—1.3%
11,968	Copart, Inc.*	346,833
	Transportation—4.2%
11,642	Horizon Lines, Inc., Class A	395,945
10,712	HUB Group, Inc., Class A*	385,632
12,502	Pacer International, Inc.	319,426
		1,101,003
	Total Common Stocks (Cost $24,471,820)	26,445,975

See Notes to Financial Statements.
37

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Money Market Fund—0.1%
21,219	Liquid Assets Portfolio Private Class** (Cost $21,219)	$21,219
	Total Investments (Cost $24,493,039)—100.2%	26,467,194
	Liabilities in excess of other assets—(0.2%)	(57,861)
	Net Assets—100.0%	$26,409,333

*  Non-income producing security.

**  Affiliated investments.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$25,406,783	96.2%
Bermuda	684,200	2.6
Panama	376,210	1.4
Total investments	26,467,193	100.2
Liabilities in excess of other assets	(57,860)	(0.2)
Net Assets	$26,409,333	100.0%

See Notes to Financial Statements.
38

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Commercial Services—4.2%
4,754	Alliance Data Systems Corp.*	$302,640
11,149	Convergys Corp.*	281,624
13,455	Gartner, Inc.*	339,469
		923,733
	Computers—35.9%
13,473	Agilysys, Inc.	283,337
9,101	Ansoft Corp.*	293,871
6,159	Apple, Inc.*	614,667
35,624	Brocade Communications Systems, Inc.*	348,046
14,270	Cadence Design Systems, Inc.*	316,794
11,509	Covansys Corp.*	384,401
4,039	DST Systems, Inc.*	315,244
18,937	Electronic Data Systems Corp.	553,718
4,784	Factset Research Systems, Inc.	294,264
141,150	Gateway, Inc.*	309,119
13,440	Hewlett-Packard Co.	566,362
5,613	International Business Machines Corp.	573,704
12,219	Jack Henry & Associates, Inc.	290,201
8,634	Lexmark International, Inc., Class A*	470,553
16,661	Mentor Graphics Corp.*	269,575
7,704	MTS Systems Corp.	327,497
11,382	NCR Corp.*	573,653
18,158	SYKES Enterprises, Inc.*	335,197
11,348	Synopsys, Inc.*	313,886
7,738	Syntel, Inc.	271,294
14,851	Western Digital Corp.*	262,566
		7,967,949
	Distribution/Wholesale—1.3%
14,763	Ingram Micro, Inc., Class A*	289,650
	Electrical Components & Equipment—1.6%
14,647	Advanced Energy Industries, Inc.*	358,852
	Electronics—9.7%
16,489	Agilent Technologies, Inc.*	566,727
16,176	Amphenol Corp., Class A	567,939
8,880	Dolby Laboratories, Inc., Class A*	314,530
3,328	Mettler-Toledo International, Inc.*	324,879
13,096	Paxar Corp.*	393,011
		2,167,086
	Internet—4.1%
9,455	McAfee, Inc.*	307,193
32,350	TIBCO Software, Inc.*	295,032
21,684	United Online, Inc.	312,900
		915,125

Number of Shares		Value
	Common Stocks (Continued)
	Office/Business Equipment—4.5%
14,836	Global Imaging Systems, Inc.*	$428,612
30,683	Xerox Corp.*	567,636
		996,248
	Semiconductors—5.7%
52,314	Atmel Corp.*	278,310
18,714	Photronics, Inc.*	281,646
16,415	QLogic Corp.*	293,500
6,069	Varian Semiconductor Equipment Associates, Inc.*	402,739
		1,256,195
	Software—21.2%
12,917	Autodesk, Inc.*	533,085
25,041	BEA Systems, Inc.*	295,233
17,144	BMC Software, Inc.*	554,951
31,301	Compuware Corp.*	308,941
11,730	CSG Systems International, Inc.*	314,129
7,455	Fair Isaac Corp.	266,218
10,031	Fiserv, Inc.*	533,348
8,246	ManTech International Corp., Class A*	252,987
18,983	Microsoft Corp.	568,352
2,339	MicroStrategy, Inc., Class A*	266,085
11,598	Sybase, Inc.*	280,556
17,106	Total System Services, Inc.	531,312
		4,705,197
	Telecommunications—12.0%
42,265	Avaya, Inc.*	546,064
19,942	Cisco Systems, Inc.*	533,249
7,645	CommScope, Inc.*	356,639
8,214	Comtech Telecommunications Corp.*	310,900
8,458	Interdigital Communications Corp.*	278,099
10,511	NETGEAR, Inc.*	353,275
8,843	Polycom, Inc.*	294,472
		2,672,698
	Total Investments (Cost $20,610,469)—100.2%	22,252,733
	Liabilities in excess of other assets—(0.2%)	(42,448)
	Net Assets—100.0%	$22,210,285

*  Non-income producing security.

See Notes to Financial Statements.
39

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Commercial Services—2.5%
33,619	Convergys Corp.*	$849,216
	Electronics—2.7%
15,695	Garmin Ltd. (Cayman Islands)	913,292
	Internet—2.8%
65,387	United Online, Inc.	943,534
	Media—19.4%
72,305	DIRECTV Group (The), Inc.*	1,723,751
38,905	EchoStar Communications Corp., Class A*	1,810,250
55,570	Liberty Global, Inc., Class A*	1,994,407
112,795	Mediacom Communications Corp., Class A*	973,421
		6,501,829
	Software—2.8%
35,371	CSG Systems International, Inc.*	947,235
	Telecommunications—69.9%
59,365	Alaska Communications Systems Group, Inc.	943,904
26,382	ALLTEL Corp.	1,653,888
41,100	American Tower Corp., Class A*	1,561,800
44,711	AT&T, Inc.	1,731,209
69,520	Avaya, Inc.*	898,198
19,621	CenturyTel, Inc.	903,547
60,135	Cisco Systems, Inc.*	1,608,010
60,723	Citizens Communications Co.	945,457
24,769	Comtech Telecommunications Corp.*	937,507
15,834	Embarq Corp.	950,673
61,510	General Communication, Inc., Class A*	875,287
30,340	Global Crossing Ltd. (Bermuda)*	875,006
15,302	Golden Telecom, Inc.	896,850
17,916	Harris Corp.	919,987
42,705	Plantronics, Inc.	1,072,323
31,965	RCN Corp.*	863,694
61,302	Syniverse Holdings, Inc.*	632,024
16,149	Telephone & Data Systems, Inc.	919,686
12,655	United States Cellular Corp.*	917,488
43,068	Verizon Communications, Inc.	1,644,336
25,347	ViaSat, Inc.*	869,402
58,440	Windstream Corp.	854,393
		23,474,669
	Total Investments (Cost $29,201,062)—100.1%	33,629,775
	Liabilities in excess of other assets—(0.1%)	(23,813)
	Net Assets—100.0%	$33,605,962

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$31,841,477	94.8%
Cayman Islands	913,292	2.7
Bermuda	875,006	2.6
Total investments	33,629,775	100.1
Liabilities in excess of other assets	(23,813)	(0.1)
Net Assets	$33,605,962	100.0%

See Notes to Financial Statements.
40

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.8%
	Electric—86.4%
127,514	AES (The) Corp.*	$2,804,033
32,351	Allegheny Energy, Inc.*	1,729,484
32,170	ALLETE, Inc.	1,557,350
35,872	Alliant Energy Corp.	1,571,194
32,454	DTE Energy Co.	1,641,848
142,694	Duke Energy Corp.	2,928,081
60,487	Edison International	3,166,494
63,695	El Paso Electric Co.*	1,681,548
44,732	FirstEnergy Corp.	3,061,458
44,669	NSTAR	1,603,617
38,616	OGE Energy Corp.	1,484,399
45,578	Otter Tail Corp.	1,558,768
57,289	Pepco Holdings, Inc.	1,691,171
59,472	PG&E Corp.	3,009,283
75,641	PPL Corp.	3,298,705
30,937	Progress Energy, Inc.	1,563,865
37,803	Public Service Enterprise Group, Inc.	3,268,069
36,359	SCANA Corp.	1,582,707
91,532	TECO Energy, Inc.	1,642,999
47,334	TXU Corp.	3,104,164
40,062	UIL Holdings Corp.	1,368,117
40,447	Unisource Energy Corp.	1,553,569
55,362	Westar Energy, Inc.	1,506,954
31,659	Wisconsin Energy Corp.	1,544,643
64,089	Xcel Energy, Inc.	1,543,904
		51,466,424
	Energy-Alternate Sources—2.7%
65,195	Covanta Holding Corp.*	1,599,885
	Gas—10.7%
36,697	AGL Resources, Inc.	1,597,787
47,888	Atmos Energy Corp.	1,519,007
63,771	NiSource, Inc.	1,568,129
34,126	Northwest Natural Gas Co.	1,733,943
		6,418,866
	Total Investments (Cost $53,176,805)—99.8%	59,485,175
	Other assets less liabilities—0.2%	94,306
	Net Assets—100.00%	$59,579,481

*  Non-income producing security.

See Notes to Financial Statements.
41

Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

April 30, 2007

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
ASSETS:
Unaffiliated investments at value	$19,017,798	$17,185,747	$11,229,640	$19,183,523	$7,983,722
Affiliated investments at value	31,916	45,074	94,474	31,280	46,642
Cash	—	—	—	—	—
Receivables:
Dividends	10,361	6,063	12,792	13,780	4,351
Capital stock sold	3,164,643	—	—	—	—
Due from Adviser	10,001	10,181	10,143	10,239	10,833
Other assets	8,494	8,625	8,409	10,784	9,562
Total Assets	22,243,213	17,255,690	11,355,458	19,249,606	8,055,110
LIABILITIES:
Due to custodian	38,067	43,018	38,823	53,683	47,487
Payables:
Investments purchased	3,162,614	—	—	—	—
Accrued advisory fees	5,475	6,438	3,726	7,667	3,232
Accrued expenses	49,199	49,836	48,578	50,975	50,013
Total Liabilities	3,255,355	99,292	91,127	112,325	100,732
NET ASSETS	$18,987,858	$17,156,398	$11,264,331	$19,137,281	$7,954,378
NET ASSETS CONSIST OF:
Paid-in capital	$17,039,241	$16,629,864	$10,629,106	$16,034,658	$7,768,610
Undistributed net investment income	10,077	13,617	74,679	4,453	18,933
Accumulated net realized loss on investments	(15,907)	(297,256)	(204,318)	(225,305)	(273,275)
Net unrealized appreciation on investments	1,954,447	810,173	764,864	3,323,475	440,110
Net Assets	$18,987,858	$17,156,398	$11,264,331	$19,137,281	$7,954,378
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	600,000	400,000	600,000	300,000
Net asset value	$31.65	$28.59	$28.16	$31.90	$26.51
Unaffiliated investments at cost	$17,063,351	$16,375,574	$10,464,776	$15,860,048	$7,543,612
Affiliated investments at cost	$31,916	$45,074	$94,474	$31,280	$46,642

See Notes to Financial Statements.
42

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio
ASSETS:
Unaffiliated investments at value	$57,283,384	$26,445,975	$22,252,733	$33,629,775	$59,485,175
Affiliated investments at value	14,039	21,219	—	—	—
Cash	—	—	—	—	76,114
Receivables:
Dividends	2,414	10,813	399	33,315	71,561
Capital stock sold	5,718,304	—	—	—	—
Due from Adviser	8,329	9,988	9,948	13,067	17,859
Other assets	8,978	11,950	9,866	7,666	4,875
Total Assets	63,035,448	26,499,945	22,272,946	33,683,823	59,655,584
LIABILITIES:
Due to custodian	67,711	29,636	3,887	22,134	—
Payables:
Investments purchased	5,721,752	—	—	—	—
Accrued advisory fees	14,561	9,716	8,171	13,698	24,807
Accrued expenses	48,389	51,260	50,603	42,029	51,296
Total Liabilities	5,852,413	90,612	62,661	77,861	76,103
NET ASSETS	$57,183,035	$26,409,333	$22,210,285	$33,605,962	$59,579,481
NET ASSETS CONSIST OF:
Paid-in capital	$56,302,408	$24,639,608	$21,110,902	$30,909,368	$54,025,595
Undistributed net investment income	—	—	—	75,384	152,683
Accumulated net realized loss on investments	(260,620)	(204,430)	(542,881)	(1,807,503)	(907,167)
Net unrealized appreciation on investments	1,141,247	1,974,155	1,642,264	4,428,713	6,308,370
Net Assets	$57,183,035	$26,409,333	$22,210,285	$33,605,962	$59,579,481
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	900,000	800,000	1,700,000	2,900,000
Net asset value	$28.59	$29.34	$27.76	$19.77	$20.54
Unaffiliated investments at cost	$56,142,137	$24,471,820	$20,610,469	$29,201,062	$53,176,805
Affiliated investments at cost	$14,039	$21,219	$—	$—	$—

43

Statements of Operations

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$177,062	$97,333	$276,673	$92,501	$118,572
Affiliated dividend income	307	334	554	303	398
Total Income	177,369	97,667	277,227	92,804	118,970
EXPENSES:
Advisory fees	39,686	35,535	33,403	46,867	37,529
Audit	16,500	16,500	16,500	16,500	16,500
Listing fee and expenses	10,000	10,000	10,000	10,000	10,000
Printing	5,164	5,582	4,827	6,273	5,861
Offering costs	4,516	4,524	4,510	4,669	4,587
Administration fees	4,206	4,060	4,051	4,382	4,187
Licensing	3,968	3,554	3,340	4,687	3,753
Accounting	3,585	3,487	3,482	3,702	3,572
Legal	2,500	2,500	2,500	2,500	2,500
Custodian & transfer agent fees	1,975	1,927	1,924	2,034	1,969
Trustees	321	212	274	370	341
Registration & filings	269	354	276	431	422
Other expenses	12,236	12,249	12,235	12,236	12,235
Total Expenses	104,926	100,484	97,322	114,651	103,456
Less fees waived:
Advisory	(39,686)	(35,535)	(33,403)	(46,867)	(37,529)
Other fees assumed by the Adviser	(8,598)	(13,681)	(15,451)	(1,652)	(12,018)
Net Expenses	56,642	51,268	48,468	66,132	53,909
Net Investment Income (Loss)	120,727	46,399	228,759	26,672	65,061
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(15,907)	(297,256)	(204,318)	(228,063)	(273,275)
In-kind redemptions	1,081,203	1,163,496	605,645	701,195	194,830
Net realized gain (loss)	1,065,296	866,240	401,327	473,132	(78,445)
Net change in unrealized appreciation/depreciation on investments	1,954,447	810,173	764,864	3,323,475	440,110
Net realized and unrealized gain on investments	3,019,743	1,676,413	1,166,191	3,796,607	361,665
Net increase in net assets resulting from operations	$3,140,470	$1,722,812	$1,394,950	$3,823,279	$426,726

*  Commencement of Investment Operations.

See Notes to Financial Statements.
44

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio
	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$37,680	$100,432	$19,855	$575,772	$1,426,164
Affiliated dividend income	145	385	10	—	1,734
Total Income	37,825	100,817	19,865	575,772	1,427,898
EXPENSES:
Advisory fees	47,574	49,975	44,809	151,175	240,637
Audit	16,500	16,500	16,500	16,500	16,500
Listing fee and expenses	10,000	10,000	10,000	10,074	10,052
Printing	5,416	6,151	5,908	15,542	25,713
Offering costs	4,699	4,747	4,608	9,256	1,878
Administration fees	4,164	4,433	4,295	54,388	59,999
Licensing	4,757	4,998	4,481	9,070	11,820
Accounting	3,557	3,736	3,644	49,737	54,998
Legal	2,500	2,500	2,500	1,270	2,114
Custodian & transfer agent fees	1,961	2,051	2,005	7,195	7,501
Trustees	298	385	344	1,132	1,849
Registration & filings	345	585	424	—	—
Other expenses	12,236	12,819	12,236	12,394	9,472
Total Expenses	114,007	118,880	111,754	337,733	442,533
Less fees waived:
Advisory	(46,927)	(48,047)	(44,809)	(137,387)	(139,461)
Other fees assumed by the Adviser	—	—	(3,552)	—	—
Net Expenses	67,080	70,833	63,393	200,346	303,072
Net Investment Income (Loss)	(29,255)	29,984	(43,528)	375,426	1,124,826
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(260,620)	(204,430)	(542,881)	(1,756,414)	(694,192)
In-kind redemptions	1,145,564	916,044	609,981	4,614,484	5,162,055
Net realized gain (loss)	884,944	711,614	67,100	2,858,070	4,467,863
Net change in unrealized appreciation/depreciation on investments	1,141,247	1,974,155	1,642,264	2,042,772	5,735,162
Net realized and unrealized gain on investments	2,026,191	2,685,769	1,709,364	4,900,842	10,203,025
Net increase in net assets resulting from operations	$1,996,936	$2,715,753	$1,665,836	$5,276,268	$11,327,851

45

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007
OPERATIONS:
Net investment income (loss)	$120,727	$46,399	$228,759	$26,672	$65,061	$(29,255)
Net realized gain (loss) on investments	1,065,296	866,240	401,327	473,132	(78,445)	884,944
Net change in unrealized appreciation/depreciation of investments	1,954,447	810,173	764,864	3,323,475	440,110	1,141,247
Net increase in net assets resulting from operations	3,140,470	1,722,812	1,394,950	3,823,279	426,726	1,996,936
Undistributed net investment income included in the price of units issued and redeemed	9,184	(54,343)	18,869	—	(10,327)	(34,205)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(110,650)	(32,796)	(154,080)	(19,296)	(46,128)	—
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(110,650)	(32,796)	(154,080)	(19,296)	(46,128)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,194,924	39,571,339	23,102,425	23,757,197	22,623,052	68,579,509
Value of shares repurchased	(11,236,886)	(24,104,957)	(13,078,964)	(8,423,899)	(15,049,272)	(13,393,410)
Net income equalization	(9,184)	54,343	(18,869)	—	10,327	34,205
Net increase (decrease) in net assets resulting from share transactions	15,948,854	15,520,725	10,004,592	15,333,298	7,584,107	55,220,304
Increase in Net Assets	18,987,858	17,156,398	11,264,331	19,137,281	7,954,378	57,183,035
NET ASSETS:
Beginning of period	—	—	—	—	—	—
End of period	$18,987,858	$17,156,398	$11,264,331	$19,137,281	$7,954,378	$57,183,035
Undistributed net investment income at end of period	$10,077	$13,617	$74,679	$4,453	$18,933	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	1,500,000	900,000	900,000	900,000	2,500,000
Shares repurchased	(400,000)	(900,000)	(500,000)	(300,000)	(600,000)	(500,000)
Shares outstanding, beginning of period	—	—	—	—	—	—
Shares outstanding, end of period	600,000	600,000	400,000	600,000	300,000	2,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
46

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio		PowerShares Dynamic Utilities Portfolio
	For the period October 12, 2006* through April 30, 2007	For the period October 12, 2006* through April 30, 2007	For the year ended April 30, 2007	For the period December 6, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$29,984	$(43,528)	$375,426	$85,436	$1,124,826	$414,443
Net realized gain (loss) on investments	711,614	67,100	2,858,070	799,175	4,467,863	1,172,426
Net change in unrealized appreciation/depreciation of investments	1,974,155	1,642,264	2,042,772	2,385,941	5,735,162	573,208
Net increase in net assets resulting from operations	2,715,753	1,665,836	5,276,268	3,270,552	11,327,851	2,160,077
Undistributed net investment income included in the price of units issued and redeemed	6,933	(11,761)	(39,739)	—	119,398	(9,333)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,567)	—	(325,394)	(60,084)	(1,025,489)	(361,097)
Tax return of capital	(6,775)	—	—	—	—	—
Total distributions to shareholders	(37,342)	—	(325,394)	(60,084)	(1,025,489)	(361,097)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,518,651	30,855,070	30,113,496	37,788,226	90,348,494	45,288,573
Value of shares repurchased	(10,787,729)	(10,310,621)	(33,127,001)	(9,330,101)	(63,932,035)	(24,226,893)
Net income equalization	(6,933)	11,761	39,739	—	(119,398)	9,333
Net increase (decrease) in net assets resulting from share transactions	23,723,989	20,556,210	(2,973,766)	28,458,125	26,297,061	21,071,013
Increase in Net Assets	26,409,333	22,210,285	1,937,369	31,668,593	36,718,821	22,860,660
NET ASSETS:
Beginning of period	—	—	31,668,593	—	22,860,660	—
End of period	$26,409,333	$22,210,285	$33,605,962	$31,668,593	$59,579,481	$22,860,660
Undistributed net investment income at end of period	$—	$—	$75,384	$25,352	$152,683	$53,346
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	1,200,000	1,700,000	2,500,000	5,000,000	2,900,000
Shares repurchased	(400,000)	(400,000)	(1,900,000)	(600,000)	(3,500,000)	(1,500,000)
Shares outstanding, beginning of period	—	—	1,900,000	—	1,400,000	—
Shares outstanding, end of period	900,000	800,000	1,700,000	1,900,000	2,900,000	1,400,000

47

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.56
Net investment income**	0.24
Net realized and unrealized gain on investments	6.03
Total from operations	6.27
Undistributed net investment income included in price of units issued and redeemed**	0.02
Distributions to shareholders from:
Net investment income	(0.20)
Net asset value at end of period	$31.65
TOTAL RETURN***	24.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,988
Ratio to average net assets of:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	1.32	%†
Net investment income, net of waivers	1.52	%†
Portfolio turnover rate ††	9%

PowerShares Dynamic Consumer Discretionary Sector Portfolio

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.43
Net investment income**	0.09
Net realized and unrealized gain on investments	3.34
Total from operations	3.43
Undistributed net investment income included in price of units issued and redeemed**	(0.11)
Distributions to shareholders from:
Net investment income	(0.16)
Net asset value at end of period	$28.59
TOTAL RETURN***	13.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,156
Ratio to average net assets of:
Expenses, net of waivers	0.72%†
Expenses, prior to waivers	1.41%†
Net investment income, net of waivers	0.65%†
Portfolio turnover rate ††	20%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
48

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.25
Net investment income**	0.49
Net realized and unrealized gain on investments	2.65
Total from operations	3.14
Undistributed net investment income included in price of units issued and redeemed**	0.04
Distributions to shareholders from:
Net investment income	(0.27)
Net asset value at end of period	$28.16
TOTAL RETURN***	12.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,264
Ratio to average net assets of:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	1.46	%†
Net investment income, net of waivers	3.42	%†
Portfolio turnover rate ††	18%

PowerShares Dynamic Energy Sector Portfolio

	For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.80
Net investment income**	0.05
Net realized and unrealized gain on investments	6.08
Total from operations	6.13
Undistributed net investment income included in price of units issued and redeemed**	—
Distributions to shareholders from:
Net investment income	(0.03)
Net asset value at end of period	$31.90
TOTAL RETURN***	23.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,137
Ratio to average net assets of:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	1.22	%†
Net investment income, net of waivers	0.28	%†
Portfolio turnover rate ††	12%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
49

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.16
Net investment income**	0.13
Net realized and unrealized gain on investments	1.33
Total from operations	1.46
Undistributed net investment income included in price of units issued and redeemed**	(0.02)
Distributions to shareholders from:
Net investment income	(0.09)
Net asset value at end of period	$26.51
TOTAL RETURN***	5.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,954
Ratio to average net assets of:
Expenses, net of waivers	0.72%†
Expenses, prior to waivers	1.38%†
Net investment income, net of waivers	0.87%†
Portfolio turnover rate ††	33%

PowerShares Dynamic Healthcare Sector Portfolio

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.01
Net investment loss**	(0.04)
Net realized and unrealized gain on investments	3.67
Total from operations	3.63
Undistributed net investment income included in price of units issued and redeemed**	(0.05)
Net asset value at end of period	$28.59
TOTAL RETURN***	14.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$57,183
Ratio to average net assets of:
Expenses, net of waivers	0.71%†
Expenses, prior to waivers	1.20%†
Net investment loss, net of waivers	(0.31)%†
Portfolio turnover rate ††	14%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
50

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.72
Net investment income**	0.04
Net realized and unrealized gain on investments	3.62
Total from operations	3.66
Undistributed net investment income included in price of units issued and redeemed**	0.01
Distributions to shareholders from:
Net investment income	(0.04)
Tax return of capital	(0.01)
Total distributions	(0.05)
Net asset value at end of period	$29.34
TOTAL RETURN***	14.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,409
Ratio to average net assets of:
Expenses, net of waivers	0.71%†
Expenses, prior to waivers	1.19%†
Net investment income, net of waivers	0.30%†
Portfolio turnover rate ††	14%

PowerShares Dynamic Technology Sector Portfolio

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.54
Net investment loss**	(0.07)
Net realized and unrealized gain on investments	2.31
Total from operations	2.24
Undistributed net investment income included in price of units issued and redeemed**	(0.02)
Net asset value at end of period	$27.76
TOTAL RETURN***	8.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,210
Ratio to average net assets of:
Expenses, net of waivers	0.71%†
Expenses, prior to waivers	1.25%†
Net investment loss, net of waivers	(0.49)%†
Portfolio turnover rate ††	27%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
51

Financial Highlights (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

	For the year ended April 30, 2007	For the period December 6, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.67	$14.95
Net investment income**	0.22	0.05
Net realized and unrealized gain on investments	3.10	1.70
Total from operations	3.32	1.75
Undistributed net investment income included in price of units issued and redeemed**	(0.02)	—
Distributions to shareholders from:
Net investment income	(0.20)	(0.03)
Net asset value at end of period	$19.77	$16.67
TOTAL RETURN***	19.93%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,606	$31,669
Ratio to average net assets of:
Expenses, net of waivers	0.66%	0.67	%†
Expenses, prior to waivers	1.12%	0.97	%†
Net investment income, net of waivers	1.24%	0.79	%†
Portfolio turnover rate ††	43%	3%

PowerShares Dynamic Utilities Portfolio

	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.33	$15.32
Net investment income**	0.44	0.24
Net realized and unrealized gain on investments	4.11	0.97
Total from operations	4.55	1.21
Undistributed net investment income included in price of units issued and redeemed**	0.05	(0.01)
Distributions to shareholders from:
Net investment income	(0.39)	(0.19)
Net asset value at end of period	$20.54	$16.33
TOTAL RETURN***	28.48%	7.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,579	$22,861
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.69%†
Expenses, prior to waivers	0.92%	0.89%†
Net investment income, net of waivers	2.34%	2.62%†
Portfolio turnover rate ††	39%	38%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
52

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio	"Dynamic Telecommunications & Wireless Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

All Portfolios except Dynamic Telecommunications & Wireless Portfolio and Dynamic Utilities Portfolio commenced investment operations on October 12, 2006.

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

Beginning May 1, 2006 (or since inception, if later), all Funds use the accounting practice of equalization. Prior to that date, only Dynamic Utilities Portfolio practiced equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the period ended April 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dynamic Basic Materials Sector Portfolio	$39,686	$8,598
Dynamic Consumer Discretionary Sector Portfolio	35,535	13,681
Dynamic Consumer Staples Sector Portfolio	33,403	15,451
Dynamic Energy Sector Portfolio	46,867	1,652
Dynamic Financial Sector Portfolio	37,529	12,018
Dynamic Healthcare Sector Portfolio	46,927	—
Dynamic Industrials Sector Portfolio	48,047	—
Dynamic Technology Sector Portfolio	44,809	3,552
Dynamic Telecommunications & Wireless Portfolio	137,387	—
Dynamic Utilities Portfolio	139,461	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

During the period ended April 30, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement was as follows:

	Gross Waivers	Gross Reimbursements	Net Waivers
Dynamic Industrials Sector Portfolio	$(48,574)	$527	$(48,047)

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at April 30, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic Basic Materials Sector Portfolio	$48,284	$48,284	$48,284
Dynamic Consumer Discretionary Sector Portfolio	49,216	49,216	49,216
Dynamic Consumer Staples Sector Portfolio	48,854	48,854	48,854
Dynamic Energy Sector Portfolio	48,519	48,519	48,519
Dynamic Financial Sector Portfolio	49,547	49,547	49,547
Dynamic Healthcare Sector Portfolio	46,927	46,927	46,927
Dynamic Industrials Sector Portfolio	48,047	48,047	48,047
Dynamic Technology Sector Portfolio	48,361	48,361	48,361
Dynamic Telecommunications & Wireless Portfolio	170,079	170,079	137,387
Dynamic Utilities Portfolio	170,755	170,755	139,461

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the American Stock Exchange (the "Licensor"). The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO, PLC announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Basic Materials Sector Portfolio	$10,077	$—	$1,954,093	$2,042,250	$(88,157)	$1,964,170
Dynamic Consumer Discretionary Sector Portfolio	13,617	—	810,173	1,030,324	(220,151)	823,790
Dynamic Consumer Staples Sector Portfolio	74,679	—	688,422	843,871	(155,449)	763,101
Dynamic Energy Sector Portfolio	4,453	—	3,326,233	3,352,709	(26,476)	3,330,686
Dynamic Financial Sector Portfolio	18,933	—	440,110	549,957	(109,847)	459,043
Dynamic Healthcare Sector Portfolio	—	—	1,141,247	1,746,894	(605,647)	1,141,247
Dynamic Industrials Sector Portfolio	—	—	1,974,155	2,185,247	(211,092)	1,974,155
Dynamic Technology Sector Portfolio	—	—	1,642,264	1,939,479	(297,215)	1,642,264
Dynamic Telecommunications & Wireless Portfolio	75,384	(1,394,222)	4,423,754	4,762,235	(338,481)	3,104,916
Dynamic Utilities Portfolio	152,683	(430,964)	6,308,072	6,418,141	(110,069)	6,029,791

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Basic Materials Sector Portfolio	$17,095,621
Dynamic Consumer Discretionary Sector Portfolio	16,420,648
Dynamic Consumer Staples Sector Portfolio	10,635,692
Dynamic Energy Sector Portfolio	15,888,570
Dynamic Financial Sector Portfolio	7,590,254
Dynamic Healthcare Sector Portfolio	56,156,176
Dynamic Industrials Sector Portfolio	24,493,039
Dynamic Technology Sector Portfolio	20,610,469
Dynamic Telecommunications & Wireless Portfolio	29,206,021
Dynamic Utilities Portfolio	53,177,103

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Basic Materials Sector Portfolio	$110,650
Dynamic Consumer Discretionary Sector Portfolio	32,796
Dynamic Consumer Staples Sector Portfolio	154,080
Dynamic Energy Sector Portfolio	19,296
Dynamic Financial Sector Portfolio	46,128
Dynamic Industrials Sector Portfolio	30,567
Dynamic Telecommunications & Wireless Portfolio	325,394
Dynamic Utilities Portfolio	1,025,489
Distributions paid from Return of Capital
Dynamic Industrials Sector Portfolio	$6,775

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Telecommunications & Wireless Portfolio	$60,084
Dynamic Utilities Portfolio	361,097

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
Dynamic Telecommunications & Wireless Portfolio	$—	$—	$—	$—	$1,394,222	$1,394,222
Dynamic Utilities Portfolio	—	—	—	—	430,964	430,964

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Basic Materials Sector Portfolio	$15,553
Dynamic Consumer Discretionary Sector Portfolio	297,256
Dynamic Consumer Staples Sector Portfolio	127,876

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Post-October Losses
Dynamic Energy Sector Portfolio	$228,063
Dynamic Financial Sector Portfolio	273,275
Dynamic Healthcare Sector Portfolio	260,620
Dynamic Industrials Sector Portfolio	204,430
Dynamic Technology Sector Portfolio	542,881
Dynamic Telecommunications & Wireless Portfolio	408,322
Dynamic Utilities Portfolio	475,905

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	(Accumulated Losses)	Paid in Capital
Dynamic Basic Materials Sector Portfolio	$(9,184)	$(1,081,203)	$1,090,387
Dynamic Consumer Discretionary Sector Portfolio	54,357	(1,163,496)	1,109,139
Dynamic Consumer Staples Sector Portfolio	(18,869)	(605,645)	624,514
Dynamic Energy Sector Portfolio	(2,923)	(698,437)	701,360
Dynamic Financial Sector Portfolio	10,327	(194,830)	184,503
Dynamic Healthcare Sector Portfolio	63,460	(1,145,564)	1,082,104
Dynamic Industrials Sector Portfolio	425	(916,044)	915,619
Dynamic Technology Sector Portfolio	55,289	(609,981)	554,692
Dynamic Telecommunications & Wireless Portfolio	39,739	(4,608,954)	4,569,215
Dynamic Utilities Portfolio	(119,398)	(5,162,055)	5,281,453

Note 6. Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$1,334,529	$1,834,001
Dynamic Consumer Discretionary Sector Portfolio	2,748,914	2,793,417
Dynamic Consumer Staples Sector Portfolio	2,261,517	2,284,123
Dynamic Energy Sector Portfolio	2,086,565	2,164,439
Dynamic Financial Sector Portfolio	4,855,088	4,337,028
Dynamic Healthcare Sector Portfolio	2,964,765	2,832,569
Dynamic Industrials Sector Portfolio	2,721,803	2,896,826
Dynamic Technology Sector Portfolio	4,469,805	4,420,572
Dynamic Telecommunications & Wireless Portfolio	12,909,042	12,961,402
Dynamic Utilities Portfolio	19,286,778	18,572,470

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

For the period ended April 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$26,885,714	$10,388,188
Dynamic Consumer Discretionary Sector Portfolio	36,895,582	21,341,746
Dynamic Consumer Staples Sector Portfolio	20,766,256	10,680,201
Dynamic Energy Sector Portfolio	23,066,107	7,601,318
Dynamic Financial Sector Portfolio	21,282,339	14,178,342
Dynamic Healthcare Sector Portfolio	67,806,967	12,681,970
Dynamic Industrials Sector Portfolio	36,236,578	12,301,348
Dynamic Technology Sector Portfolio	30,383,379	9,889,243
Dynamic Telecommunications & Wireless Portfolio	30,028,636	32,859,792
Dynamic Utilities Portfolio	88,056,490	62,305,600

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Transaction fees at scheduled amounts to $500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 11. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. On December 22, 2006, the Securities and Exchange Commission delayed the effective date of Fin 48, which will result in adoption for the Funds as of October 31, 2007. At this time, management is currently assessing the impact of Fin 40, if any, on the Funds' financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 25, 2007

62

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Basic Materials Sector Portfolio	100%	100%
Dynamic Consumer Discretionary Sector Portfolio	100%	100%
Dynamic Consumer Staples Sector Portfolio	100%	100%
Dynamic Energy Sector Portfolio	100%	100%
Dynamic Financial Sector Portfolio	100%	100%
Dynamic Healthcare Sector Portfolio	0%	0%
Dynamic Industrials Sector Portfolio	100%	100%
Dynamic Technology Sector Portfolio	0%	0%
Dynamic Telecommunications & Wireless Portfolio	100%	100%
Dynamic Utilities Portfolio	100%	100%

63

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); Interim CFO, Priority Health (July 2006-February 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989- Present)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Marc Kole was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

64

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	79	None

Donald H. Wilson (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Donald Wilson was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

65

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002- Present); Manager, Nuveen Investments (April 1998- August 2002)	79	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)-(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

66

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

67

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited)

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Divided AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided

68

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of a consultant to the Adviser on correlation and tracking error. The Trustees concluded that Funds are correlated to their underlying index and that the tracking error was within a reasonable range.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2008. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on

69

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted the Adviser's statement that its costs of managing the Funds generally exceeded the amount payable as management fees under the Investment Advisory Agreement, and that most of the Funds were operating in a cash loss position. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

70

PowerShares    Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com.

This page contains advertising materials and should not be viewed as part of the Annual Report.
71

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

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72

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

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73

PowerShares   Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

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74

PowerShares   Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

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75

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

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76

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.
77

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-3

2007 Annual Report to Shareholders

30 April 2007

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	36

Frequency Distribution of Discounts & Premiums	38

Fees and Expenses	40

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio	43

PowerShares Dynamic Biotechnology & Genome Portfolio	44

PowerShares Dynamic Building & Construction Portfolio	45

PowerShares Dynamic Energy Exploration & Production Portfolio	46

PowerShares Dynamic Food & Beverage Portfolio	47

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	48

PowerShares Dynamic Healthcare Services Portfolio	49

PowerShares Dynamic Insurance Portfolio	50

PowerShares Dynamic Leisure and Entertainment Portfolio	51

PowerShares Dynamic Media Portfolio	52

PowerShares Dynamic Networking Portfolio	53

PowerShares Dynamic Oil & Gas Services Portfolio	54

PowerShares Dynamic Pharmaceuticals Portfolio	55

PowerShares Dynamic Retail Portfolio	56

PowerShares Dynamic Semiconductors Portfolio	57

PowerShares Dynamic Software Portfolio	58

Statements of Assets and Liabilities	60

Statements of Operations	62

Statements of Changes in Net Assets	64

Financial Highlights	70

Notes to Financial Statements	78

Report of Independent Registered Public Accounting Firm	89

Supplemental Information (Unaudited)	90

Information about Advisory Agreement (Unaudited)	95

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC.

Let me share with you the exciting events that have taken place at PowerShares as I look back over the past 12 months and at what the future may hold.

PowerShares has experienced significant growth over the past 12 months. We now have 70 exchange-traded funds ("ETFs") in the market, an increase of 33 funds from the 37 funds at the beginning of the fiscal year. PowerShares now offers more U.S. based equity ETFs than any other ETF sponsor. Assets under management increased almost 75%, from $6 billion to over $10 billion at April 30, 2007. This phenomenal growth demonstrates the continued strong demand for our original listings as well as the excellent reception of our new funds.

Of the new funds offered, 10 were FTSE RAFI funds, which were the first PowerShares Exchange-Traded Funds to be listed on the NASDAQ stock exchange, making PowerShares the only ETF sponsor to list ETFs on all three major U.S. exchanges: the American Stock Exchange, the NASDAQ, and the New York Stock Exchange.

PowerShares continues to be recognized as an innovator in the ETF marketplace. In 2007, our FTSE RAFI US 1000 Fund was awarded the most innovative new ETF at the Third Annual Global ETF Awards program.

Drawing on our increased resources as a member of the INVESCO family, we plan to introduce several PowerShares ETFs for international and global investing. These new funds will help to fulfill our goal of providing investors with the opportunity to invest in intelligent ETFs in marketplaces around the globe.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although spikes of volatility marked the beginning and end of the reporting period, the U.S. equity marketplace provided strong results, with the S&P 500® Index posting double digit returns of 15.24%. At the beginning of the reporting period, enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by the summer of 2006 energy prices had cooled and investors surmised the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Stocks resumed their upward path until late February of 2007, when Chinese regulators threatened to clamp down on local trading practices, causing global markets to retreat sharply. Global concerns, coupled with a slowing housing market domestically and the Fed's insistence that inflation posed a greater risk than a recession, amplified volatility. However, a strong job market, sustained earnings and indications that inflation would remain contained were enough to resume the rally by the end of the reporting period.

The telecom and utilities sectors posted the best results, while technology and industrial sectors lagged. Bond prices recovered moderately during the reporting period as the Fed ended its two year hike on rates in June of 2006 and a retracting housing market eased inflation concerns. With a few bumps along the way, commodity prices continued their upward march.

3

Manager's Analysis

PowerShares Dynamic Banking Portfolio (ticker: PJB)

The PowerShares Dynamic Banking Portfolio is based on the Dynamic Banking IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the index and incorporated by the portfolio manager.

Since its October 12, 2006 inception date, the portfolio has returned -5.08% compared to the Dow Jones Regional Banks Index which returned 1.46%. The portfolio was heavily weighted in the commercial banks industry with slight exposure to the thrifts & mortgage finance and the diversified financial services industries. Within commercial banks, the companies which were laggards and weighted heavily on performance were Sterling Financial, Hancock Holding and Trustmark. First Bancorp and Comerica are two examples of banks which added positively to performance.

Industry Breakdown (% of the Fund's

Net Assets)

Super-Regional Banks-U.S.	32.4
Commercial Banks-Central U.S.	22.6
Commercial Banks-Southern U.S.	17.3
Commercial Banks-Eastern U.S.	7.9
Finance-Investment Banker/Broker	5.8
S&L/Thrifts-Eastern U.S.	5.8
Commercial Banks-Western U.S.	5.7
S&L/Thrifts-Western U.S.	3.1
Money Market Fund	1.2
Other	(1.8)

Style Allocation (%)

Small-Cap Value	50.6
Large-Cap Value	26.9
Mid-Cap Value	22.5

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
JPMorgan Chase & Co.	5.8
Wells Fargo & Co.	5.8
Comerica, Inc.	5.6
SunTrust Banks, Inc.	5.5
Bank of America Corp.	5.5
KeyCorp	5.2
PNC Financial Services Group, Inc.	4.8
Bank of Hawaii Corp.	3.1
TCF Financial Corp.	3.1
Downey Financial Corp.	3.1
Total	47.5

4

Manager's Analysis (Continued)

PowerShares Dynamic Banking Portfolio (ticker: PJB)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Banking IntellidexSM Index	-4.53
Dow Jones Regional Banks Index	1.46
KBW Banking Index	1.22

Fund

NAV Return	-5.08
Share Price Return	-5.06

Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.76% while the Fund's gross annualized total operating expense ratio was 1.88%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Regional Banks Index and the KBW Banking Index are unmanaged indices based on the average performance of approximately 50 and 24 common stocks, respectively.

5

Manager's Analysis

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio seeks to replicate, before fees and expenses, the Dynamic Biotechnology & Genome IntellidexSM Index, which is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors.

Over the past year, the Fund returned 11.95% which was in-line with the performance of the S&P SuperComposite Biotechnology Index which returned 11.87% during the same period. Biotechnology, life sciences tools & services and pharmaceuticals contributed the most to performance for the portfolio. MedImmune, Regeneron Pharmaceuticals and Gilead Sciences led the way in the biotechnology industry, with New River Pharmaceuticals and ViroPharma also contributing positively to performance. There were several stocks which impacted the portfolio negatively including Telik, Neurocrine Biosciences, Alkermers and Luminex.

Industry Breakdown (% of the Fund's

Net Assets)

Biotechnology	49.6
Pharmaceuticals	24.6
Electronics	15.2
Health Care Products	5.9
Chemicals	4.8
Other	(0.1)

Style Allocation (%)

Small-Cap Growth	42.2
Mid-Cap Growth	24.3
Large-Cap Growth	19.2
Mid-Cap Value	12.0
Small-Cap Value	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
MedImmune, Inc.	8.3
Gilead Sciences, Inc.	5.3
Waters Corp.	5.1
Biogen Idec, Inc.	4.8
Sigma-Aldrich Corp.	4.8
Amgen, Inc.	4.7
Applera Corp. - Applied Biosystems Group	4.6
Genentech, Inc.	4.5
PDL BioPharma, Inc.	3.4
Regeneron Pharmaceuticals, Inc.	3.3
Total	48.8

6

Manager's Analysis (Continued)

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Biotechnology & Genome IntellidexSM Index	11.58	15.61	30.81
S&P SuperComposite Biotechnology Index	11.87	15.73	31.07
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	11.95	15.79	31.20
Share Price Return	11.79	15.76	31.12

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.67%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.66%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Biotechnology Index and the Russell 3000® Index are an unmanaged indices based on the average performance of 14 and 3,000 common stocks, respectively.

† Average annualized

7

Manager's Analysis

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

The PowerShares Dynamic Building & Construction Portfolio seeks to replicate, before fees and expenses, the Dynamic Building and Construction IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the index.

Over the past year, the Fund has returned 3.06%, underperforming the S&P SuperComposite Construction & Engineering Index which returned 14.77% during the same period. Stocks which lagged came mainly from the household durables industry including Champion Enterprises, KB Home, Ryland Group, Toll Brothers, Pulte Homes and many other home building related stocks. The portfolio was aided by a strong performance from Infrasource Services, Quanta Services, Granite Construction, and Vulcan Materials.

Industry Breakdown (% of the Fund's

Net Assets)

Engineering & Construction	20.2
Building Materials	18.0
Machinery-Construction & Mining	10.7
Home Builders	9.6
Machinery-Diversified	8.7
Commercial Services	5.8
Mining	5.1
Textiles	4.8
Retail	4.3
Electric	3.0
Metal Fabricate/Hardware	2.9
Office Furnishings	2.7
Miscellaneours Manufacturing	2.3
Home Furnishings	2.2
Other	(0.3)

Style Allocation (%)

Small-Cap Value	31.3
Mid-Cap Value	30.0
Mid-Cap Growth	17.1
Small-Cap Growth	12.2
Large-Cap Value	5.2
Large-Cap Growth	4.2

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Terex Corp.	5.4
Jacobs Engineering Group, Inc.	5.3
Caterpillar, Inc.	5.3
Vulcan Materials Co.	5.1
American Standard Cos., Inc.	4.9
Mohawk Industries, Inc.	4.8
Lowe's Cos., Inc.	4.3
Lennar Corp., Class A	4.1
Infrasource Services, Inc.	3.6
NVR, Inc.	3.2
Total	46.0

8

Manager's Analysis (Continued)

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Building and Construction IntellidexSM Index	4.90	16.23	25.50
S&P SuperComposite Construction & Engineering Index	14.77	35.49	58.17
Russell 3000® Index	14.48	18.02	28.42

Fund

NAV Return	3.06	14.47	22.63
Share Price Return	3.11	14.44	22.59

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.80%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 1.65%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Construction & Engineering Index and the Russell 3000® Index are unmanaged indices based on the average performance of 9 and 3,000 common stocks, respectively.

† Average annualized

9

Manager's Analysis

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio seeks to replicate, before fees and expenses, the Dynamic Energy Exploration & Production IntellidexSM Index. The index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the index.

The portfolio returned a respectable 14.66% for the year compared to the S&P SuperComposite Oil & Gas Exploration & Production Index which returned 11.70% for the year. During 2006 and the beginning of 2007, increasing energy prices and outages at refineries led to a rise in the prices of those companies held in the Fund. The top contributors to the portfolio's performance were refiners Tesoro, Holly, Western Refining as well as integrated oil & gas companies such as Marathon Oil, Exxon Mobil, Chevron. Anadarko Petroleum, W&T Offshore and Sunoco were the largest laggards which contributed negatively to the Fund's performance for the year.

Industry Breakdown (% of the Fund's

Net Assets)

Oil Companies-Exploration & Production	46.4
Oil Companies-Integrated	26.7
Oil Refining & Marketing	21.1
Pipelines	2.9
Gas-Distribution	2.9
Other	0.0

Style Allocation (%)

Large-Cap Value	29.0
Mid-Cap Value	22.9
Small-Cap Value	21.7
Mid-Cap Growth	13.7
Large-Cap Growth	10.2
Small-Cap Growth	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Valero Energy Corp.	5.4
Devon Energy Corp.	5.0
Marathon Oil Corp.	5.0
Chevron Corp.	4.9
Exxon Mobil Corp.	4.8
Occidental Petroleum Corp.	4.7
XTO Energy, Inc.	4.7
Hess Corp.	4.6
Western Refining, Inc.	3.5
BreitBurn Enegry Partners LP	3.4
Total	46.0

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Energy Exploration & Production IntellidexSM Index	14.99	21.52	34.21
S&P SuperComposite Oil & Gas Exploration & Production Index	11.70	15.30	23.98
Russell 3000® Index	14.48	18.02	28.42

Fund

NAV Return	14.66	21.03	33.39
Share Price Return	14.34	20.86	33.11

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.74%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Exploration & Production Index and the Russell 3000® Index are unmanaged indices based on the average performance of 25 and 3,000 common stocks, respectively.

† Average annualized

11

Manager's Analysis

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio is based on the Dynamic Food & Beverage IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past year, the Fund has returned a strong 16.79% but underperformed the S&P SuperComposite Food & Tobacco Products Index which returned 22.01% during the same period. Large cap stocks were in favor for the year as those largely contributed to the strong performance of the portfolio. Those stocks included Seaboard, Corn Products International, J.M. Smucker, Coca-Cola, Safeway, Jack in the Box and McDonald's. Archer Daniels Midland, Panera Bread, whereas Starbucks caused the largest drag on performance for the year.

Industry Breakdown (% of the Fund's

Net Assets)

Food	53.3
Beverages	23.4
Retail	18.1
Miscellaneous Manufacturing	2.5
Agriculture	2.4
Money Market Fund	0.3
Other	0.0

Style Allocation (%)

Large-Cap Value	40.8
Mid-Cap Value	30.5
Small-Cap Value	20.7
Large-Cap Growth	5.0
Mid-Cap Growth	3.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Coca-Cola (The) Co.	5.4
Kellogg Co.	5.2
McDonald's Corp.	5.1
General Mills, Inc.	5.1
Safeway, Inc.	5.0
PepsiCo, Inc.	5.0
Yum! Brands, Inc.	5.0
Anheuser-Busch Cos., Inc.	4.8
Corn Products International, Inc.	3.2
Dean Foods Co.	3.1
Total	46.9

12

Manager's Analysis (Continued)

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Food & Beverage IntellidexSM Index	17.39	11.02	21.37
S&P SuperComposite Food & Tobacco Products Index	22.01	15.63	30.86
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	16.79	10.36	20.04
Share Price Return	16.85	10.40	20.10

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.07%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.64% while the Fund's gross annualized total operating expense ratio was 1.15%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Food & Tobacco Products Index and the Russell 3000® Index are unmanaged indices based on the average performance of 40 and 3,000 common stocks, respectively.

† Average annualized

13

Manager's Analysis

PowerShares Dynamic Hardware & Consumer Electronics (ticker: PHW)

The PowerShares Dynamic Hardware & Consumer Electronics Portfolio is based on the Dynamic Hardware & Consumer Electronics IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past year, the Fund returned 6.74% while the comparable S&P SuperComposite Technology Hardware & Equipment Index returned 10.11% during the period. Stock selection in large cap growth companies contributed to the performance of the portfolio including Hewlett-Packard, Brocade Communications Systems and Apple as well as Garmin Ltd. and Xerox. The stocks which caused the largest drag on performance for the year were Palm and Multi-Fineline Electronix.

Industry Breakdown (% of the Fund's

Net Assets)

Computers	48.2
Elecronics	17.4
Telecommunications	10.3
Office/Business Equipment	7.8
Semiconductors	5.7
Home Furnishings	3.2
Information Technology	2.9
Commercial Services	2.8
Micellaneous Manufacturing	2.7
Other	(1.0)

Style Allocation (%)

Large-Cap Growth	29.4
Small-Cap Value	23.1
Mid-Cap Growth	18.6
Mid-Cap Value	15.5
Small-Cap Growth	8.5
Large-Cap Value	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Apple, Inc.	5.5
EMC Corp.	5.2
Dell, Inc.	5.2
Xerox Corp.	5.1
Hewlett-Packard Co.	5.1
Network Appliance, Inc.	4.6
Motorola, Inc.	4.5
Sun Microsystems, Inc.	4.1
Paxar Corp.	3.5
Plantronics, Inc.	3.2
Total	46.0

14

Manager's Analysis (Continued)

PowerShares Dynamic Hardware & Consumer Electronics (ticker: PHW)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Hardware & Consumer Electronics IntellidexSM Index	7.32	12.52	17.92
S&P SuperComposite Technology Hardware & Equipment Index	10.11	11.09	15.83
Russell 3000® Index	14.48	14.31	20.55

Fund

NAV Return	6.74	11.84	16.93
Share Price Return	6.65	11.82	16.89

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.03%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.72% while the Fund's gross annualized total operating expense ratio was 1.96%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Technology Hardware & Equipment Index and the Russell 3000® Index are unmanaged indices based on the average performance of 108 and 3,000 common stocks, respectively.

† Average annualized

15

Manager's Analysis

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

The PowerShares Dynamic Healthcare Services Portfolio is based on the Dynamic Healthcare Services IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index

Since its October 12, 2006 inception date, the Fund has shown strong performance returning 12.70%. Over that short time, the portfolio easily outperformed the broader Dow Jones US Healthcare Index as well as the more narrow Dow Jones Healthcare Providers Index. Those stocks which contributed to the portfolio's performance since inception were Express Scripts, CIGNA and WellCare Group. Caremark Rx and Molina Healthcare were two of the laggards on the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets)

Medical-HMO	35.6
Human Resources	8.5
Medical-Outpatient/Home Medical Care	7.9
Pharmacy Services	6.0
Medical-Nursing Homes	5.7
Medical-Hospitals	5.4
Life/Health Insurance	5.3
Health Care Cost Containment	5.1
Medical-Wholesale Drug Distribution	4.5
Dental Supplies & Equipment	2.9
Diversified Operations	2.9
Physician Practice Management	2.8
Medical Labs & Testing Services	2.7
Medical Products	2.5
Retirement/Aged Care	2.5
Other	(0.3)

Style Allocation (%)

Mid-Cap Growth	30.4
Large-Cap Growth	19.8
Small-Cap Value	18.2
Small-Cap Growth	16.3
Mid-Cap Value	10.0
Large-Cap Value	5.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Express Scripts, Inc.	6.0
CIGNA Corp.	5.3
Humana, Inc.	5.1
McKesson Corp.	5.1
Aetna, Inc.	5.0
UnitedHealth Group, Inc.	4.9
WellPoint, Inc.	4.8
AmerisourceBergen Corp.	4.5
Emergency Medical Services Corp., Class A	3.5
Manor Care, Inc.	3.2
Total	47.4

16

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
Dynamic Healthcare Services IntellidexSM Index	13.25
Dow Jones US Healthcare Index	8.19
Dow Jones Healthcare Providers Index	12.36

Fund

NAV Return	12.70
Share Price Return	12.78

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 1.20%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Healthcare Index and the Dow Jones Healthcare Providers Index are unmanaged indices based on the average performance of approximately 50 and 180 common stocks, respectively.

17

Manager's Analysis

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

The PowerShares Dynamic Insurance Portfolio is based on the Dynamic Insurance IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past year, the Fund has returned 9.62%, underperforming the S&P SuperComposite Insurance Index which returned 12.49% during the same period. Stock selection in large cap value stocks hindered performance, however, stock selection in small cap stocks added to performance for the year. Those stocks which contributed positively to the portfolio's performance were Loews, Lincoln National and Odyssey Re Holdings. AON, Progressive, Ohio Casualty and Radian Group were among the Fund's laggards.

Industry Breakdown (% of the Fund's

Net Assets)

Property/Casualty Insurance	38.8
Multi-Line Insurance	26.2
Life/Health Insurance	21.0
Reinsurance	8.3
Insurance Brokers	2.8
Financial Guarantee Insurance	2.8
Other	0.1

Style Allocation (%)

Large-Cap Value	40.6
Mid-Cap Value	35.3
Small-Cap Value	21.7
Mid-Cap Growth	2.4

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Loews Corp.	5.3
Hartford Financial Services Group (The), Inc.	5.2
ACE Ltd. (Cayman Islands)	5.1
Prudential Financial, Inc.	5.1
Travelers Cos. (The), Inc.	5.0
Chubb (The) Corp.	5.0
Lincoln National Corp.	5.0
Progressive (The) Corp.	4.9
Arch Capital Group Ltd. (Bermuda)	3.0
Commerce Group (The), Inc.	2.9
Total	46.5

18

Manager's Analysis (Continued)

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Insurance IntellidexSM Index	10.15	15.54	24.37
S&P SuperComposite Insurance Index	12.49	13.72	21.42
Russell 3000® Index	14.48	18.02	28.42

Fund

NAV Return	9.62	14.93	23.37
Share Price Return	9.56	14.93	23.37

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.87%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.96%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Insurance Index and the Russell 3000® Index are unmanaged indices based on the average performance of 52 and 3,000 common stocks, respectively.

† Average annualized

19

Manager's Analysis

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

The PowerShares Dynamic Leisure and Entertainment Portfolio is based on the Dynamic Leisure and Entertainment IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Leisure and Entertainment Portfolio returned 13.02% to shareholders during the reporting period. PEJ continued to keep pace with the broad U.S. market posting similar results to the S&P SuperComposite Hotels, Restaurants & Leisure Index. The Fund is comprised mainly of consumer discretionary stocks. Restaurant stocks continued to lead the charge with McDonald's, Jack in the Box and Bob Evans Farms contributing positively. Internet retail stock Priceline.com performed exceptionally well helping the Fund's returns. Media stocks were generally unimpressive with World Wrestling Entertainment and Warner Music Group lagging.

Industry Breakdown (% of the Fund's

Net Assets)

Retail	40.8
Lodging	20.3
Media	12.8
Entertainment	9.8
Internet	8.5
Leisure Time	8.2
Other	(0.4)

Style Allocation (%)

Small-Cap Value	24.1
Mid-Cap Value	21.5
Mid-Cap Growth	18.0
Large-Cap Value	16.0
Large-Cap Growth	14.7
Small-Cap Growth	5.7

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
McDonald's Corp.	5.4
Carnival Corp. (Panama)	5.2
Yum! Brands, Inc.	5.2
CBS Corp., Class B	5.2
Walt Disney (The) Co.	5.1
Hilton Hotels Corp.	4.7
Marriott International, Inc., Class A	4.7
International Game Technology	4.5
Wendy's International, Inc.	3.2
Expedia, Inc.	3.0
Total	46.2

20

Manager's Analysis (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Leisure and Entertainment IntellidexSM Index	13.71	13.44	26.31
S&P SuperComposite Hotels, Restaurants & Leisure Index	12.79	14.27	28.03
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	13.02	12.70	24.79
Share Price Return	12.98	12.72	24.82

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.03%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.64% while the Fund's gross annualized total operating expense ratio was 1.07%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Hotels, Restaurants & Leisure Index and the Russell 3000® Index are unmanaged indices based on the average performance of 45 and 3,000 common stocks, respectively.

† Average annualized

21

Manager's Analysis

PowerShares Dynamic Media Portfolio (ticker: PBS)

The PowerShares Dynamic Media Portfolio is based on the Dynamic Media IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

PowerShares Dynamic Media Portfolio returned 14.42% during the reporting period. Sinclair Broadcast Group had stunning performance during the reporting period boosting the Fund's returns along with media stocks Direct TV, Clear Channel Communications and Walt Disney. Internet services company ValueClick and WebMD, an internet heath care stock, both performed well while Getty Images and Valassis Communications lagged.

Industry Breakdown (% of the Fund's

Net Assets)

Media	65.4
Advertising	13.1
Internet	10.8
Commercial Services	5.2
Computers	2.9
Telecommunications	2.7
Money Market Fund	0.1
Other	(0.2)

Style Allocation (%)

Large-Cap Growth	24.9
Small-Cap Value	24.6
Mid-Cap Growth	17.4
Large-Cap Value	14.9
Mid-Cap Value	12.9
Small-Cap Growth	5.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
DIRECTV Group (The), Inc.	5.3
CBS Corp., Class B	5.2
Google, Inc., Class A	5.1
Walt Disney (The) Co.	5.1
Omnicom Group, Inc.	5.0
McGraw-Hill (The) Cos., Inc.	5.0
Time Warner, Inc.	4.9
News Corp., Class A	4.8
Sinclair Broadcast Group, Inc., Class A	3.1
Mediacom Communications Corp., Class A	3.0
Total	46.5

22

Manager's Analysis (Continued)

PowerShares Dynamic Media Portfolio (ticker: PBS)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Media IntellidexSM Index	15.01	6.45	12.26
S&P SuperComposite Media Index	20.56	10.81	20.94
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	14.42	5.70	10.81
Share Price Return	14.35	5.67	10.75

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.04%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.64% while the Fund's gross annualized total operating expense ratio was 1.24%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Media Index and the Russell 3000® Index are unmanaged indices based on the average performance of 52 and 3,000 common stocks, respectively.

† Average annualized

23

Manager's Analysis

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

The PowerShares Dynamic Networking Portfolio is based on the Dynamic Networking IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

PowerShares Dynamic Networking Portfolio posted a 7.48% return to shareholders during the reporting period. Communications equipment companies led the Fund's performance with Juniper, Cisco and Sonus Networks performing well. Software companies also furthered the Fund's performance this year as Altiris and RSA Security had healthy returns. Semiconductor stocks generally had poor performance with Conexant Systems and Broadcom within the lagging group of stocks. The one bright spot for the Fund's semiconductor stocks was Agere Systems while all others were a drag to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets)

Telecommunications	64.8
Internet	13.5
Semiconductors	13.4
Software	5.1
Computers	3.3
Other	(0.1)

Style Allocation (%)

Small-Cap Growth	35.3
Mid-Cap Growth	24.4
Small-Cap Value	16.7
Mid-Cap Value	13.3
Large-Cap Growth	10.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Juniper Networks, Inc.	5.9
McAfee, Inc.	5.3
QUALCOMM, Inc.	5.2
Avaya, Inc.	5.2
Citrix Systems, Inc.	5.1
F5 Networks, Inc.	5.1
Tellabs, Inc.	5.1
Cisco Systems, Inc.	5.0
Netgear, Inc.	3.3
Brocade Communications Systems, Inc.	3.3
Total	48.5

24

Manager's Analysis (Continued)

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Networking IntellidexSM Index	8.13	13.17	25.76
S&P SuperComposite Communications Equipment Index	2.14	13.11	25.64
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	7.48	12.74	24.87
Share Price Return	7.67	12.74	24.87

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.03%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.64% while the Fund's gross annualized total operating expense ratio was 1.24%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Communications Equipment Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 38 and 3,000 common stocks, respectively.

† Average annualized

25

Manager's Analysis

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio is based on the Dynamic Oil Services IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Oil & Gas Services Portfolio returned 6.03% to shareholders. The Fund benefited most from energy equipment and services companies. Veritas, Input/Output and National Oilwell Varco all posted respectable returns during the reporting period. Other solid performers were Overseas Shipholding Group and Foster Wheeler both posting handsome gains. The Fund was hurt by laggards Weatherford Int., Halliburton and Horizon Offshore.

Industry Breakdown (% of the Fund's

Net Assets)

Oil & Gas Services	60.6
Oil & Gas	28.4
Transportation	5.6
Engineering & Construction	5.4
Money Market	0.1
Other	(0.1)

Style Allocation (%)

Mid-Cap Growth	38.9
Large-Cap Growth	30.1
Small-Cap Value	16.3
Small-Cap Growth	7.5
Mid-Cap Value	7.2

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Baker Hughes, Inc.	5.4
National Oilwell Varco, Inc.	5.4
Schlumberger Ltd. (Netherlands)	5.1
Transocean, Inc. (Cayman Islands)	4.8
GlobalSantaFe Corp. (Cayman Islands)	4.8
Diamond Offshore Drilling, Inc.	4.7
BJ Services Co.	4.6
Halliburton Co.	4.5
Global Industries Ltd.	3.6
Todco	3.2
Total	46.1

26

Manager's Analysis (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Oil Services IntellidexSM Index	6.03	24.20	38.71
S&P SuperComposite Oil & Gas Equipment & Services Index	4.16	30.33	49.17
Russell 3000® Index	14.48	18.02	28.42

Fund

NAV Return	6.03	23.88	38.16
Share Price Return	5.80	23.89	38.17

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.67%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.65%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Equipment & Services Index and the Russell 3000® Index are unmanaged indices based on the average performance of 25 and 3,000 common stocks, respectively.

† Average annualized

27

Manager's Analysis

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio is based on the Dynamic Pharmaceuticals IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Pharmaceutical stocks posted strong rebounds from the prior year helping the Fund post a 19.20% return for the reporting period. The returns of the Fund were slightly behind the S&P SuperComposite Pharmaceutical Index which posted a 20.80% return for the same period. The Fund, however, remains well ahead of that index, posting a since inception cumulative return of 33.20% while the S&P SuperComposite Pharmaceutical Index has returned only 16.91%.

Merck, Schering-Plough and Abbott Laboratories all posted solid returns for the year. The Fund benefited from biotech companies which are involved in the pharmaceutical space. Biotechnology companies MedImmune, Inc., Gilead Sciences and Millennium Pharmaceuticals all posted handsome returns for the reporting period, adding to the Fund's healthy gains.

Industry Breakdown (% of the Fund's

Net Assets)

Pharmaceuticals	70.7
Biotechnology	18.9
Healthcare-Products	4.8
Household Products/Wares	2.9
Cosmetics & Personal Care	2.7
Other	0.0

Style Allocation (%)

Large-Cap Growth	26.4
Large-Cap Value	25.9
Mid-Cap Growth	17.6
Small-Cap Growth	17.0
Small-Cap Value	7.9
Mid-Cap Value	5.2

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Schering-Plough Corp.	6.4
Merck & Co., Inc.	5.7
Wyeth	5.3
Eli Lilly & Co.	5.2
Pfizer, Inc.	5.0
Johnson & Johnson	4.8
Amgen, Inc.	4.6
MedImmune, Inc.	4.5
Genentech, Inc.	4.5
Prestige Brands Holdings, Inc.	2.9
Total	48.9

28

Manager's Analysis (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Pharmaceuticals IntellidexSM Index	19.76	17.18	34.12
S&P SuperComposite Pharmaceutical Index	20.80	8.80	16.91
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	19.20	16.74	33.20
Share Price Return	19.10	16.75	33.22

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.88%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.80%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Pharmaceutical Index and the Russell 3000® Index are unmanaged indices based on the average performance of 44 and 3,000 common stocks, respectively.

† Average annualized

29

Manager's Analysis

PowerShares Dynamic Retail Portfolio (ticker: PMR)

The PowerShares Dynamic Retail Portfolio is based on the Dynamic Retail IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Retail Portfolio returned 9.72% to shareholders during the reporting period. Since the Fund's inception in October of 2005 the Fund has delivered a 32.74% cumulative return. Retail companies continued to perform well during the year. Nordstrom's, Sears and J.C. Penney all posted excellent returns which helped the Fund. Specialty retail stores also helped boost returns in the Fund. Buckle, Inc. Asbury Automotive and CarMax all had strong performances over the year. Consumer staple stocks advanced with Kroger and CVS/Caremark in the lead. Building supply companies Builders First Source and Lowe's lagged, hurting overall returns.

Industry Breakdown (% of the Fund's

Net Assets)

Retail	81.6
Commercial Services	5.6
Food	5.6
Apparel	2.9
Distribution/Wholesale	2.9
Home Builders	1.8
Money Market Fund	0.5
Other	(0.9)

Style Allocation (%)

Small-Cap Value	28.0
Mid-Cap Value	19.6
Large-Cap Value	15.9
Mid-Cap Growth	13.5
Small-Cap Growth	12.6
Large-Cap Growth	10.4

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Safeway, Inc.	5.6
Kohl's Corp.	5.5
Sears Holdings Corp.	5.5
AutoZone, Inc.	5.5
TJX Cos., Inc.	5.3
Nordstrom, Inc.	5.1
J. C. Penney Co., Inc.	5.1
Staples, Inc.	4.9
Aeropostale, Inc.	3.2
Asbury Automotive Group, Inc.	3.1
Total	48.8

30

Manager's Analysis (Continued)

PowerShares Dynamic Retail Portfolio (ticker: PMR)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Retail IntellidexSM Index	10.31	21.25	33.76
S&P SuperComposite Retailing Index	8.93	14.32	22.38
Russell 3000® Index	14.48	18.02	28.42

Fund

NAV Return	9.72	20.64	32.74
Share Price Return	9.87	20.65	32.76

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.97%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.64% while the Fund's gross annualized total operating expense ratio was 1.41%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Retailing Index and the Russell 3000® Index are unmanaged indices based on the average performance of 91 and 3,000 common stocks, respectively.

† Average annualized

31

Manager's Analysis

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

The PowerShares Dynamic Semiconductors Portfolio is based on the Dynamic Semiconductors IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Semiconductors Portfolio returned -5.60% during the reporting period. Semiconductor stocks in general fared poorly during the reporting period. Omnivision Technologies, Amkor Technology and Mattson Technology all had a rough year hurting shareholders returns. Qualcomm also struggled during the period furthering shareholder's negative impact. Some bright spots in the industry were MEMC Electronic Materials, Varian Semiconductors and Freescale Semiconductors. These stocks helped to lessen the negative return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets)

Semiconductors	92.5
Telecommunications	4.5
Electronic Components & Equipment	3.2
Other	(0.2)

Style Allocation (%)

Mid-Cap Growth	51.5
Small-Cap Growth	20.4
Large-Cap Growth	15.2
Small-Cap Value	10.7
Mid-Cap Value	2.2

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Linear Technology Corp.	5.4
Texas Instruments, Inc.	5.3
Analog Devices, Inc.	5.2
Intel Corp.	5.1
KLA-Tencor Corp.	5.1
NVIDIA Corp.	5.0
Applied Materials, Inc.	4.9
MEMC Electronic Materials, Inc.	4.9
Varian Semiconductor Equipment Associates, Inc.	3.6
Advanced Energy Industries, Inc.	3.2
Total	47.7

32

Manager's Analysis (Continued)

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Semiconductors IntellidexSM Index	-5.10	14.71	28.94
S&P SuperComposite Semiconductor Index	0.85	2.96	5.55
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	-5.60	14.06	27.60
Share Price Return	-5.57	14.04	27.54

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.78%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Semiconductor Index and the Russell 3000® Index are unmanaged indices based on the average performance of 39 and 3,000 common stocks, respectively.

† Average annualized

33

Manager's Analysis

PowerShares Dynamic Software Portfolio (ticker: PSJ)

The PowerShares Dynamic Software Portfolio is based on the Dynamic Software IntellidexSM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Software Portfolio performed well this year returning 10.57% to shareholders. Since inception in June 2005 shareholders have been rewarded with a 36.11% cumulative return. Software companies fared well during the reporting period with Altiris, Oracle and Hyperion Solutions leading the pack. IT Services and Computer peripheral companies also helped shareholder's returns with Convergys, Fiserv and NCR all in the positive. Citrix, Adobe and Red Hat didn't fare so well during the period, hurting shareholder's overall return.

Industry Breakdown (% of the Fund's

Net Assets)

Software	53.3
Computers	30.1
Internet	11.6
Electronics	2.9
Commercial Services	2.6
Other	(0.5)

Style Allocation (%)

Mid-Cap Growth	33.0
Small-Cap Growth	21.7
Mid-Cap Value	21.2
Small-Cap Value	13.0
Large-Cap Growth	11.1

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Oracle Corp.	5.7
Cadence Design Systems, Inc.	5.4
NCR Corp.	5.4
Microsoft Corp.	5.3
BMC Software, Inc.	5.2
BEA Systems, Inc.	5.1
Fiserv, Inc.	5.0
Autodesk, Inc.	5.0
WebEx Communications, Inc.	3.4
Activision, Inc.	3.2
Total	48.7

34

Manager's Analysis (Continued)

PowerShares Dynamic Software Portfolio (ticker: PSJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2007

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Software IntellidexSM Index	10.95	18.66	37.29
S&P SuperComposite Software & Services Index	14.14	11.13	21.59
Russell 3000® Index	14.48	14.60	28.71

Fund

NAV Return	10.57	18.11	36.11
Share Price Return	10.51	18.10	36.09

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.91%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.83%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Software & Services Index and the Russell 3000® Index are unmanaged indices based on the average performance of 102 and 3,000 common stocks, respectively.

† Average annualized

35

Funds' Distribution History

	Ex-Dividend	04/13/07	03/16/07	03/15/07	02/15/07	01/12/07	12/15/06	11/15/06	10/13/06	09/15/06
	Record	04/17/07	03/20/07	03/20/07	02/20/07	01/16/07	12/19/06	11/17/06	10/17/06	09/16/06
	Payable	04/30/07	03/30/07	03/30/07	02/28/07	01/31/07	12/29/06	11/30/06	10/31/06	09/29/06
Fund	Ticker
PowerShares Dynamic Banking Portfolio	PJB	—	—	—	—	—	0.22276	—	—	—
PowerShares Dynamic Biotechnology & Genome Portfolio	PBE	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Building & Construction Portfolio	PKB	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Energy Exploration & Production Portfolio	PXE	—	—	—	—	—	0.05076	—	—	0.01201
PowerShares Dynamic Food & Beverage Portfolio	PBJ	—	0.03265	—	—	—	0.07933	—	—	0.01726
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PHW	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Services Portfolio	PTJ	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Insurance Portfolio	PIC	—	0.01758	—	—	—	0.07314	—	—	0.01536
PowerShares Dynamic Leisure and Entertainment Portfolio	PEJ	—	0.02530	—	—	—	0.05101	—	—	—
PowerShares Dynamic Media Portfolio	PBS	—	—	—	—	—	0.03264	—	—	—
PowerShares Dynamic Networking Portfolio	PXQ	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Oil & Gas Services Portfolio	PXJ	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Pharmaceuticals Portfolio	PJP	—	0.01580	—	—	—	0.05529	—	—	—
PowerShares Dynamic Retail Portfolio	PMR	—	0.02680	—	—	—	0.00881	—	—	—
PowerShares Dynamic Semiconductors Portfolio	PSI	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Software Portfolio	PSJ	—	—	—	—	—	—	—	—	—

36

	08/15/06	07/14/06	06/16/06	06/15/06	05/15/06	03/17/06	12/30/05	12/16/05	09/16/05
	08/17/06	07/18/06	06/20/06	06/19/06	05/17/06	03/21/06	01/04/06	12/20/05	09/20/05
	08/31/06	07/31/06	06/30/06	06/30/06	05/31/06	03/30/06	01/31/06	12/30/05	09/30/05
Fund
PowerShares Dynamic Banking Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Biotechnology & Genome Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Building & Construction Portfolio	—	—	0.00381	—	—	—	—	0.00730	—
PowerShares Dynamic Energy Exploration & Production Portfolio	—	—	0.00182	—	—	—	—	0.01681	—
PowerShares Dynamic Food & Beverage Portfolio	—	—	0.03994	—	—	0.01605	—	0.02825	0.04552
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Services Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Insurance Portfolio	—	—	0.02181	—	—	0.01798	—	0.04533	—
PowerShares Dynamic Leisure and Entertainment Portfolio	—	—	0.01010	—	—	—	—	0.01677	—
PowerShares Dynamic Media Portfolio	—	—	0.00739	—	—	—	—	0.00257	0.01746
PowerShares Dynamic Networking Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Oil & Gas Services Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Pharmaceuticals Portfolio	—	—	0.02365	—	—	0.01237	—	0.01581	0.01493
PowerShares Dynamic Retail Portfolio	—	—	0.01022	—	—	—	—	0.01269	—
PowerShares Dynamic Semiconductors Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Software Portfolio	—	—	—	—	—	—	—	—	—

37

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	136	44	3	0	0	0	0
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	06/23/05	465	226	21	1	1	0	0
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	378	116	15	2	0	0	0
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	378	215	8	2	0	0	0
PBJ	PowerShares Dynamic Food & Beverage Portfolio	06/23/05	465	237	14	0	0	0	0
PHW	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	12/06/05	350	127	9	2	0	0	0
PTJ	PowerShares Dynamic Healthcare Services Portfolio	10/12/06	136	28	3	0	0	0	0
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	378	159	7	1	0	0	0
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	06/23/05	465	198	11	2	0	0	0
PBS	PowerShares Dynamic Media Portfolio	06/23/05	465	165	10	1	0	0	0
PXQ	PowerShares Dynamic Networking Portfolio	06/23/05	465	168	8	2	0	0	0
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	378	171	28	6	0	0	0
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	06/23/05	465	256	6	4	0	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	378	158	6	1	0	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	06/23/05	465	253	14	2	0	0	0
PSJ	PowerShares Dynamic Software Portfolio	06/23/05	465	246	6	6	0	0	0

38

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PJB	87	2	0	0	0	0
PBE	198	16	2	0	0	0
PKB	240	5	0	0	0	0
PXE	145	6	2	0	0	0
PBJ	207	7	0	0	0	0
PHW	207	4	1	0	0	0
PTJ	104	1	0	0	0	0
PIC	209	2	0	0	0	0
PEJ	250	4	0	0	0	0
PBS	285	3	1	0	0	0
PXQ	278	8	1	0	0	0
PXJ	167	5	1	0	0	0
PJP	196	3	0	0	0	0
PMR	202	11	0	0	0	0
PSI	194	2	0	0	0	0
PSJ	203	3	1	0	0	0

39

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$970.41	0.78%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,042.12	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$1,194.89	0.61%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06

40

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Exploration & Production Portfolio
Actual	$1,000.00	$1,156.26	0.63%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Food & Beverage Portfolio
Actual	$1,000.00	$1,100.31	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Hardware & Consumer Electronics Portfolio
Actual	$1,000.00	$1,060.46	0.67%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	0.67%	$3.36
PowerShares Dynamic Healthcare Services Portfolio
Actual	$1,000.00	$1,147.30	0.70%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$1,075.79	0.63%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Leisure and Entertainment Portfolio
Actual	$1,000.00	$1,051.34	0.63%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$1,086.41	0.63%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$1,119.23	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Oil & Gas Services Portfolio
Actual	$1,000.00	$1,173.73	0.63%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Pharmaceuticals Portfolio
Actual	$1,000.00	$1,096.14	0.63%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$1,052.81	0.63%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

41

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Semiconductors Portfolio
Actual	$1,000.00	$1,117.30	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,062.53	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

42

Schedule of Investments

PowerShares Dynamic Banking Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.6%
	Commercial Banks - Central US—22.6%
4,350	AMCORE Financial, Inc.	$124,454
4,172	Associated Banc-Corp.	135,089
2,962	BancFirst Corp.	126,803
4,862	Chemical Financial Corp.	129,961
2,926	Commerce Bancshares, Inc.	138,517
3,423	First Financial Bankshares, Inc.	132,470
1,512	Park National Corp.	134,220
5,400	TCF Financial Corp.	146,233
		1,067,747
	Commercial Banks - Eastern US—7.9%
4,639	Chittenden Corp.	134,809
6,594	Sterling Financial Corp.	109,790
14,239	TrustCo Bank Corp. NY	130,572
		375,171
	Commercial Banks - Southern US—17.3%
5,699	BancorpSouth, Inc.	140,024
4,285	Capital City Bank Group, Inc.	127,736
3,738	City Holding Co.	141,932
696	First Citizens BancShares, Inc., Class A	141,218
4,965	Trustmark Corp.	132,119
4,591	WesBanco, Inc.	134,654
		817,683
	Commercial Banks - Western US—5.7%
2,767	Bank of Hawaii Corp.	146,375
5,830	Glacier Bancorp, Inc.	125,228
		271,603
	Finance - Investment Banker/Broker—5.8%
5,295	JPMorgan Chase & Co.	275,870
	S&L/Thrifts - Eastern US—5.8%
10,115	First Niagara Financial Group, Inc.	137,564
8,102	Provident Financial Services, Inc.	138,868
		276,432
	S&L/Thrifts - Western US—3.1%
2,183	Downey Financial Corp.	146,152
	Super-Regional Banks - US—32.4%
5,111	Bank of America Corp.	260,150
4,289	Comerica, Inc.	265,531
6,914	KeyCorp	246,692
3,051	PNC Financial Services Group, Inc.	226,079
3,106	SunTrust Banks, Inc.	262,209
7,583	Wells Fargo & Co.	272,153
		1,532,814
	Total Common Stocks (Cost $4,937,944)	4,763,472

Number of Shares		Value
	Money Market Fund—1.2%
55,436	Liquid Assets Portfolio Private Class* (Cost $55,436)	$55,436
	Total Investments (Cost $4,993,380)—101.8%	4,818,908
	Liabilities in excess of other assets—(1.8%)	(82,922)
	Net Assets—100.0%	$4,735,986

*  Affiliated investment.

See Notes to Financial Statements.
43

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—49.6%
187,674	Amgen, Inc.*	$12,037,410
265,021	Biogen Idec, Inc.*	12,511,641
145,387	Genentech, Inc.*	11,629,506
325,479	GTx, Inc.*	6,350,095
994,091	Incyte Corp.*	7,664,442
102,228	Invitrogen Corp.*	6,692,867
379,062	MedImmune, Inc.*	21,485,235
602,107	Millennium Pharmaceuticals, Inc.*	6,671,346
91,111	Millipore Corp.*	6,726,725
197,660	Myriad Genetics, Inc.*	7,224,473
347,854	PDL BioPharma, Inc.*	8,786,792
313,876	Regeneron Pharmaceuticals, Inc.*	8,537,427
472,125	Savient Pharmaceuticals, Inc.*	5,429,438
211,011	Vertex Pharmaceuticals, Inc.*	6,486,478
		128,233,875
	Chemicals—4.8%
292,667	Sigma-Aldrich Corp.	12,315,427
	Electronics—15.2%
381,390	Applera Corp. - Applied Biosystems Group	11,914,624
106,198	Dionex Corp.*	7,327,662
118,857	Varian, Inc.*	6,888,952
221,838	Waters Corp.*	13,183,832
		39,315,070
	Healthcare - Products—5.9%
713,654	Bruker BioSciences Corp.*	8,214,157
120,402	Techne Corp.*	7,100,106
		15,314,263
	Pharmaceuticals—24.6%
389,189	Alkermes, Inc.*	6,394,375
322,845	Alnylam Pharmaceuticals, Inc.*	6,059,801
168,810	Gilead Sciences, Inc.*	13,795,152
464,363	Medarex, Inc.*	6,357,129
265,977	Noven Pharmaceuticals, Inc.*	6,226,522
422,677	Osiris Therapeutics, Inc.*	5,997,787
200,052	Theravance, Inc.*	6,627,723
117,338	United Therapeutics Corp.*	6,560,368
377,700	ViroPharma, Inc.*	5,695,716
		63,714,573
	Total Investments (Cost $236,749,302)—100.1%	258,893,208
	Liabilities in excess of other assets—(0.1%)	(277,294)
	Net Assets—100.0%	$258,615,914

*  Non-income producing security.

See Notes to Financial Statements.
44

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.3%
	Building Materials—18.0%
16,702	American Standard Cos., Inc.	$919,612
9,826	Armstrong World Industries, Inc.*	501,126
27,420	Builders FirstSource, Inc.*	442,285
14,088	Lennox International, Inc.	476,315
3,794	Martin Marietta Materials, Inc.	553,241
15,734	Owens Corning, Inc.*	482,247
		3,374,826
	Commercial Services—5.8%
16,453	McGrath RentCorp	496,058
21,174	Quanta Services, Inc.*	582,073
		1,078,131
	Electric—3.0%
18,456	MDU Resources Group, Inc.	559,217
	Engineering & Construction—20.2%
8,127	EMCOR Group, Inc.*	509,482
20,159	Infrasource Services, Inc.*	672,907
19,696	Jacobs Engineering Group, Inc.*	993,269
13,466	Perini Corp*	573,652
10,884	URS Corp.*	475,631
8,422	Washington Group International, Inc.*	563,600
		3,788,541
	Home Builders—9.6%
17,989	Lennar Corp., Class A	768,310
726	NVR, Inc.*	598,224
9,892	Ryland Group, Inc.	438,216
		1,804,750
	Home Furnishings—2.2%
11,699	American Woodmark Corp.	403,732
	Machinery - Construction & Mining—10.7%
13,634	Caterpillar, Inc.	990,101
12,911	Terex Corp.*	1,005,121
		1,995,222
	Machinery - Diversified—8.7%
8,481	Cascade Corp.	525,568
7,877	Manitowoc (The) Co., Inc.	537,448
3,517	NACCO Industries, Inc., Class A	560,539
		1,623,555
	Metal Fabricate/Hardware—2.9%
8,656	Valmont Industries, Inc.	544,289
	Mining—5.1%
7,650	Vulcan Materials Co.	946,076
	Miscellaneous Manufacturing—2.3%
6,321	Ameron International Corp.	437,034

Number of Shares		Value
	Common Stocks (Continued)
	Office Furnishings—2.7%
29,876	Interface, Inc., Class A	$503,411
	Retail—4.3%
26,250	Lowe's Cos., Inc.	802,200
	Textiles—4.8%
9,865	Mohawk Industries, Inc.*	889,428
	Total Investments (Cost $16,348,848)—100.3%	18,750,412
	Liabilities in excess of other assets—(0.3%)	(51,624)
	Net Assets—100.0%	$18,698,788

*  Non-income producing security.

See Notes to Financial Statements.
45

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Gas - Distribution—2.9%
63,756	Energen Corp.	$3,573,524
	Oil Companies - Exploration & Production—46.4%
115,128	BreitBurn Energy Partners LP	4,213,685
86,171	Cabot Oil & Gas Corp.	3,138,348
85,577	Cimarex Energy Co.	3,371,734
123,952	CNX Gas Corp.*	3,478,093
84,268	Devon Energy Corp.	6,140,609
175,046	EXCO Resources, Inc.*	2,939,022
91,062	Forest Oil Corp.*	3,209,025
71,223	Newfield Exploration Co.*	3,116,006
51,841	Noble Energy, Inc.	3,048,769
41,514	Penn Virginia Corp.	3,323,196
63,583	Plains Exploration & Production Co.*	2,987,765
160,876	Rosetta Resources, Inc.*	3,460,443
81,364	St. Mary Land & Exploration Co.	2,979,550
75,691	Swift Energy Co.*	3,076,839
66,943	Whiting Petroleum Corp.*	2,946,831
106,037	XTO Energy, Inc.	5,754,628
		57,184,543
	Oil Companies - Integrated—26.7%
78,435	Chevron Corp.	6,101,458
176,796	Delek US Holdings, Inc.	3,371,500
74,107	Exxon Mobil Corp.	5,882,614
100,294	Hess Corp.	5,691,685
60,203	Marathon Oil Corp.	6,113,614
115,530	Occidental Petroleum Corp.	5,857,371
		33,018,242
	Oil Refining & Marketing—21.1%
108,630	Alon USA Energy, Inc.	4,062,762
100,547	Frontier Oil Corp.	3,552,326
54,401	Holly Corp.	3,459,904
33,327	Tesoro Corp.	4,039,232
94,849	Valero Energy Corp.	6,661,244
108,359	Western Refining, Inc.	4,293,184
		26,068,652
	Pipelines—2.9%
37,427	Questar Corp.	3,635,285
	Total Investments (Cost $107,300,517)—100.0%	123,480,246
	Other assets less liabilities —0.0%	8,091
	Net Assets—100.0%	$123,488,337

*  Non-income producing security.

See Notes to Financial Statements.
46

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.7%
	Agriculture—2.4%
10,477	Bunge Ltd. (Bermuda)	$793,738
	Beverages—23.4%
32,353	Anheuser-Busch Cos., Inc.	1,591,444
13,584	Brown-Forman Corp., Class B	868,425
34,263	Coca-Cola (The) Co.	1,788,186
10,379	Molson Coors Brewing Co., Class B	978,532
27,387	Pepsi Bottling Group (The), Inc.	898,567
25,074	PepsiCo, Inc.	1,657,141
		7,782,295
	Food—53.3%
21,090	Campbell Soup Co.	824,619
34,596	ConAgra Foods, Inc.	850,370
27,035	Corn Products International, Inc.	1,076,534
28,349	Dean Foods Co.	1,032,754
28,319	General Mills, Inc.	1,696,307
18,709	H.J. Heinz Co.	881,381
23,673	Hormel Foods Corp.	901,705
21,170	Ingles Markets, Inc., Class A	761,273
21,857	J & J Snack Foods Corp.	851,767
17,469	J.M. Smucker (The) Co.	975,120
32,489	Kellogg Co.	1,718,992
22,440	McCormick & Co., Inc.	832,973
14,674	Ralcorp Holdings, Inc.*	965,696
46,068	Safeway, Inc.	1,672,268
401	Seaboard Corp.	999,693
29,575	Tootsie Roll Industries, Inc.	857,379
20,215	Weis Markets, Inc.	870,054
		17,768,885
	Miscellaneous Manufacturing—2.5%
19,750	Lancaster Colony Corp.	834,043
	Retail—18.1%
40,368	Burger King Holdings, Inc.	947,437
27,645	Domino's Pizza, Inc.	891,551
12,374	Jack in the Box, Inc.*	824,356
35,194	McDonald's Corp.	1,699,167
26,761	Yum! Brands, Inc.	1,655,435
		6,017,946
	Total Common Stocks (Cost $29,641,461)	33,196,907

Number of Shares		Value
	Money Market Fund—0.3%
106,759	Liquid Assets Portfolio Private Class** (Cost $106,759)	$106,759
	Total Investments (Cost $29,748,220)—100.0%	33,303,666
	Other assets less liabilities —0.0%	10,136
	Net Assets—100.0%	$33,313,802

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$32,509,928	97.6%
Bermuda	793,738	2.4
Total investments	33,303,666	100.0
Other assets less liabilities	10,136	0.0
Net Assets	$33,313,802	100.0%

See Notes to Financial Statements.
47

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—101.0%
	Commercial Services—2.8%
11,184	Coinstar, Inc.*	$347,711
	Computers—48.2%
6,961	Apple, Inc.*	694,707
40,263	Brocade Communications Systems, Inc.*	393,370
25,632	Dell, Inc.*	646,182
7,073	Diebold, Inc.	337,170
42,791	EMC Corp.*	649,566
159,532	Gateway, Inc.*	349,375
15,190	Hewlett-Packard Co.	640,107
9,738	Komag, Inc.*	267,892
5,323	Lexmark International, Inc., Class A*	290,104
15,466	Network Appliance, Inc.*	575,490
98,891	Sun Microsystems, Inc.*	516,211
12,782	Synaptics, Inc.*	382,949
16,785	Western Digital Corp.*	296,759
		6,039,882
	Electronics—17.4%
10,166	Agilent Technologies, Inc.*	349,405
15,304	Benchmark Electronics, Inc.*	324,139
16,910	Checkpoint Systems, Inc.*	371,851
5,883	Garmin Ltd. (Cayman Islands)	342,332
12,325	National Instruments Corp.	343,375
14,801	Paxar Corp.*	444,177
		2,175,279
	Home Furnishings—3.2%
3,275	Harman International Industries, Inc.	399,190
	Information Technology—2.9%
14,216	Inter-Tel, Inc.	358,528
	Miscellaneous Manufacturing—2.7%
13,555	Eastman Kodak Co.	337,655
	Office/Business Equipment—7.8%
7,050	Pitney Bowes, Inc.	338,400
34,678	Xerox Corp.*	641,543
		979,943
	Semiconductors—5.7%
18,038	Emulex Corp.*	378,437
18,552	QLogic Corp.*	331,710
		710,147

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunications—10.3%
32,378	Motorola, Inc.	$561,111
16,006	Plantronics, Inc.	401,911
9,994	Polycom, Inc.*	332,800
		1,295,822
	Total Investments (Cost $11,532,830)—101.0%	12,644,157
	Liabilities in excess of other assets—(1.0%)	(123,767)
	Net Assets—100.0%	$12,520,390

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$12,301,825	98.3%
Cayman Islands	342,332	2.7
Total investments	12,644,157	101.0
Liabilities in excess of other asset	(123,767)	(1.0)
Net Assets	$12,520,390	100.0%

See Notes to Financial Statements.
48

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.3%
	Dental Supplies & Equipment—2.9%
22,190	Patterson Cos., Inc.*	$800,171
	Diversified Operations—2.9%
16,021	Chemed Corp.	805,856
	Health Care Cost Containment—5.1%
24,150	McKesson Corp.	1,420,745
	Human Resources—8.5%
26,705	AMN Healthcare Services, Inc.*	650,267
38,202	Cross Country Healthcare, Inc.*	752,197
29,544	Emergency Medical Services Corp., Class A*	989,133
		2,391,597
	Life/Health Insurance—5.3%
9,632	CIGNA Corp.	1,498,643
	Medical Labs & Testing Services—2.7%
9,405	Laboratory Corp. of America Holdings*	742,431
	Medical Products—2.5%
35,066	PSS World Medical, Inc.*	704,827
	Medical - HMO—35.6%
30,091	Aetna, Inc.	1,410,666
21,613	AMERIGROUP Corp.*	607,974
13,559	Coventry Health Care, Inc.*	784,117
13,872	Health Net, Inc.*	749,920
22,774	Humana, Inc.*	1,440,227
17,302	Magellan Health Services, Inc.*	742,256
18,752	Sierra Health Services, Inc.*	776,708
26,136	UnitedHealth Group, Inc.	1,386,776
9,353	WellCare Health Plans, Inc.*	753,758
17,009	WellPoint, Inc.*	1,343,201
		9,995,603
	Medical - Hospitals—5.4%
25,083	Medcath Corp.*	745,467
12,809	Universal Health Services, Inc., Class B	777,762
		1,523,229
	Medical - Nursing Homes—5.7%
13,820	Manor Care, Inc.	896,780
13,685	National Healthcare Corp	702,177
		1,598,957
	Medical - Outpatient/Home Medical Care—7.9%
31,215	Amsurg Corp., Class A*	716,384
23,125	Apria Healthcare Group, Inc.*	733,988
19,161	Lincare Holdings, Inc.*	755,710
		2,206,082

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Wholesale Drug Distribution—4.5%
25,196	AmerisourceBergen Corp.	$1,259,548
	Pharmacy Services—6.0%
17,627	Express Scripts, Inc.*	1,684,260
	Physician Practice Management—2.8%
13,746	Pediatrix Medical Group, Inc.*	784,209
	Retirement/Aged Care—2.5%
18,572	Sunrise Senior Living, Inc.*	711,122
	Total Investments (Cost $26,894,250)—100.3%	28,127,280
	Liabilities in excess of other assets—(0.3%)	(85,791)
	Net Assets—100.0%	$28,041,489

*  Non-income producing security.

See Notes to Financial Statements.
49

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.9%
	Financial Guarantee Insurance—2.8%
17,504	AMBAC Financial Group, Inc.	$1,606,867
	Insurance Brokers—2.8%
39,402	Willis Group Holdings Ltd. (Bermuda)	1,616,270
	Life/Health Insurance—21.0%
38,265	Delphi Financial Group, Inc., Class A	1,633,916
39,038	FBL Financial Group, Inc., Class A	1,512,332
40,746	Lincoln National Corp.	2,899,078
28,514	Nationwide Financial Services, Inc., Class A	1,629,005
31,060	Prudential Financial, Inc.	2,950,700
26,678	Reinsurance Group of America, Inc.	1,662,306
		12,287,337
	Multi-line Insurance—26.2%
49,859	ACE Ltd. (Cayman Islands)	2,964,616
43,158	American Financial Group, Inc.	1,522,183
29,020	Assurant, Inc.	1,669,521
29,762	Hartford Financial Services Group (The), Inc.	3,011,914
48,596	HCC Insurance Holdings, Inc.	1,489,953
73,913	Horace Mann Educators Corp.	1,555,130
65,127	Loews Corp.	3,081,809
		15,295,126
	Property/Casualty Insurance—38.8%
23,716	Arch Capital Group Ltd. (Bermuda)*	1,726,999
54,157	Chubb (The) Corp.	2,915,271
52,277	Commerce Group (The), Inc.	1,704,753
3,183	Markel Corp.*	1,460,711
33,134	Philadelphia Consolidated Holding Co.*	1,438,016
123,344	Progressive (The) Corp.	2,845,546
27,381	RLI Corp.	1,524,848
22,948	Safeco Corp.	1,531,550
54,152	Travelers Cos. (The), Inc.	2,929,622
66,002	United America Indemnity Ltd., Class A (Cayman Islands)*	1,648,730
46,161	W. R. Berkley Corp.	1,499,771
31,095	Zenith National Insurance Corp.	1,438,144
		22,663,961
	Reinsurance—8.3%
53,056	IPC Holdings, Ltd. (Bermuda)	1,590,619
22,103	PartnerRe Ltd. (Bermuda)	1,591,858
24,225	Transatlantic Holdings, Inc.	1,683,395
		4,865,872
	Total Investments (Cost $54,324,349)—99.9%	58,335,433
	Other assets less liabilities—0.1%	65,781
	Net Assets—100.0%	$58,401,214

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$48,845,071	83.6%
Bermuda	6,525,746	11.2
Cayman Islands	2,964,616	5.1
Total investments	58,335,433	99.9
Other assets less liabilities	65,781	0.1
Net Assets	$58,401,214	100.0%

See Notes to Financial Statements.
50

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.4%
	Entertainment—9.8%
57,914	International Game Technology	$2,208,839
25,554	International Speedway Corp., Class A	1,262,368
35,201	Speedway Motorsports, Inc.	1,365,799
		4,837,006
	Internet—8.5%
63,559	Expedia, Inc.*	1,501,263
33,988	IAC/InterActiveCorp*	1,295,623
25,541	Priceline.com, Inc.*	1,421,101
		4,217,987
	Leisure Time—8.2%
53,110	Carnival Corp. (Panama)	2,596,548
36,230	WMS Industries, Inc.*	1,444,128
		4,040,676
	Lodging—20.3%
40,554	Ameristar Casinos, Inc.	1,231,219
68,881	Hilton Hotels Corp.	2,341,954
51,094	Marriott International, Inc., Class A	2,309,960
20,342	Starwood Hotels & Resorts Worldwide, Inc.	1,363,321
16,557	Station Casinos, Inc.	1,440,459
38,872	Wyndham Worldwide Corp.*	1,344,971
		10,031,884
	Media—12.8%
80,732	CBS Corp., Class B	2,564,856
28,384	E.W. Scripps Co., Class A	1,229,027
71,956	Walt Disney (The) Co.	2,517,021
		6,310,904
	Retail—40.8%
52,007	Applebee's International, Inc.	1,413,550
37,096	Bob Evans Farms, Inc.	1,361,423
39,139	Brinker International, Inc.	1,217,223
63,037	Burger King Holdings, Inc.	1,479,478
29,078	CBRL Group, Inc.	1,296,297
32,329	Darden Restaurants, Inc.	1,341,007
43,165	Domino's Pizza, Inc.	1,392,071
23,666	IHOP Corp.	1,394,401
19,320	Jack in the Box, Inc.*	1,287,098
54,956	McDonald's Corp.	2,653,277
42,584	Rare Hospitality International, Inc.*	1,240,046
41,429	Wendy's International, Inc.	1,561,873
41,788	Yum! Brands, Inc.	2,585,006
		20,222,750
	Total Investments (Cost $45,680,013)—100.4%	49,661,207
	Liabilities in excess of other assets—(0.4%)	(188,872)
	Net Assets—100.0%	$49,472,335

*  Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$47,064,659	95.2%
Panama	2,596,548	5.2
Total investments	49,661,207	100.4
Liabilities in excess of other assets	(188,872)	(0.4)
Net Assets	$49,472,335	100.0%

See Notes to Financial Statements.
51

Schedule of Investments

PowerShares Dynamic Media Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Advertising—13.1%
30,584	Clear Channel Outdoor Holdings, Inc., Class A*	$873,173
31,423	Harte-Hanks, Inc.	820,140
66,086	Interpublic Group of Cos., Inc.*	837,970
15,025	Omnicom Group, Inc.	1,573,269
		4,104,552
	Commercial Services—5.2%
16,637	Monster Worldwide, Inc.*	699,586
22,788	Viad Corp.	930,662
		1,630,248
	Computers—2.9%
22,309	IHS, Inc., Class A*	922,254
	Internet—10.8%
3,394	Google, Inc., Class A*	1,599,863
35,477	Sohu.com, Inc.*	898,278
30,583	ValueClick, Inc.*	874,674
		3,372,815
	Media—65.4%
45,721	Belo Corp., Class A	881,044
50,983	CBS Corp., Class B	1,619,730
56,196	Cox Radio, Inc., Class A*	793,488
69,793	DIRECTV Group (The), Inc.*	1,663,865
23,434	Dow Jones & Co., Inc.	851,357
17,927	E.W. Scripps Co., Class A	776,239
13,822	Gannett Co., Inc.	788,683
32,660	Hearst-Argyle Television, Inc.	869,736
22,323	John Wiley & Sons, Inc., Class A	835,996
64,756	Journal Communications, Inc., Class A	873,558
23,913	McGraw-Hill (The) Cos., Inc.	1,567,019
108,879	Mediacom Communications Corp., Class A*	939,626
14,611	Meredith Corp.	846,269
67,635	News Corp., Class A	1,514,348
24,109	Scholastic Corp.*	744,245
59,213	Sinclair Broadcast Group, Inc., Class A	966,948
74,273	Time Warner, Inc.	1,532,252
45,444	Walt Disney (The) Co.	1,589,631
1,104	Washington Post (The) Co., Class B	821,376
		20,475,410
	Telecommunications—2.7%
30,852	RCN Corp.*	833,621
	Total Common Stocks (Cost $30,449,149)	31,338,900

Number of Shares		Value
	Money Market Fund—0.1%
38,742	Liquid Assets Portfolio Private Class** (Cost $38,742)	$38,742
	Total Investments (Cost $30,487,891)—100.2%	31,377,642
	Liabilities in excess of other assets—(0.2%)	(72,267)
	Net Assets—100.0%	$31,305,375

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
52

Schedule of Investments

PowerShares Dynamic Networking Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Computers—3.3%
62,876	Brocade Communications Systems, Inc.*	$614,299
	Internet—13.5%
12,395	F5 Networks, Inc.*	951,688
30,594	McAfee, Inc.*	993,999
23,412	Websense, Inc.*	578,511
		2,524,198
	Semiconductors—13.4%
140,469	Applied Micro Circuits Corp.*	394,718
25,055	DSP Group, Inc.*	462,766
28,169	Emulex Corp.*	590,985
28,972	QLogic Corp.*	518,019
16,413	Silicon Laboratories, Inc.*	538,511
		2,504,999
	Software—5.1%
29,289	Citrix Systems, Inc.*	954,821
	Telecommunications—64.8%
129,770	3Com Corp.*	522,973
28,956	Acme Packet, Inc.*	391,196
30,233	ADC Telecommunications, Inc.*	556,287
22,062	ADTRAN, Inc.	561,478
34,543	Arris Group, Inc.*	511,927
74,599	Avaya, Inc.*	963,819
35,808	C-COR, Inc.*	441,155
35,198	Cisco Systems, Inc.*	941,195
14,498	Comtech Telecommunications Corp.*	548,749
33,705	Foundry Networks, Inc.*	509,620
58,040	Harmonic, Inc.*	479,991
48,953	Juniper Networks, Inc.*	1,094,588
18,552	Netgear, Inc.*	623,533
45,219	Nextwave Wireless, Inc.*	428,224
22,332	QUALCOMM, Inc.	978,141
70,704	Sonus Networks, Inc.*	546,542
133,039	Sycamore Networks, Inc.*	488,253
39,094	Tekelec*	560,608
89,326	Tellabs, Inc.*	948,642
		12,096,921
	Total Investments (Cost $18,252,658)—100.1%	18,695,238
	Liabilities in excess of other assets—(0.1%)	(18,202)
	Net Assets—100.0%	$18,677,036

*  Non-income producing security.

See Notes to Financial Statements.
53

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Engineering & Construction—5.4%
111,768	Foster Wheeler Ltd. (Bermuda)*	$7,692,992
128,443	McDermott International, Inc. (Panama)*	6,892,251
		14,585,243
	Oil & Gas—28.4%
151,037	Diamond Offshore Drilling, Inc.	12,928,767
128,569	ENSCO International, Inc.	7,248,720
203,422	GlobalSantaFe Corp. (Cayman Islands)	13,004,768
957,432	Grey Wolf, Inc.*	6,855,213
732,467	Parker Drilling Co.*	7,954,592
223,878	Pride International, Inc.*	7,345,437
192,608	Todco*	8,755,960
153,128	Transocean, Inc. (Cayman Islands)*	13,199,634
		77,293,091
	Oil & Gas Services—60.6%
184,499	Baker Hughes, Inc.	14,831,875
291,172	Basic Energy Services, Inc.*	7,526,796
439,783	BJ Services Co.	12,604,181
111,997	Cameron International Corp.*	7,231,646
159,727	Dril-Quip, Inc.*	8,066,214
97,373	FMC Technologies, Inc.*	6,901,798
476,634	Global Industries Ltd.*	9,894,922
144,944	Grant Prideco, Inc.*	7,470,414
382,214	Halliburton Co.	12,142,939
466,162	Input/Output, Inc.*	6,521,606
116,997	Lufkin Industries, Inc.	7,279,553
178,398	NATCO Group, Inc., Class A*	6,814,804
172,639	National Oilwell Varco, Inc.*	14,648,419
160,154	Oceaneering International, Inc.*	7,613,721
186,727	Schlumberger Ltd. (Netherlands)	13,786,054
66,554	SEACOR Holdings, Inc.*	6,341,265
216,723	Superior Energy Services, Inc.*	7,873,547
120,666	Tidewater, Inc.	7,627,298
		165,177,052
	Transportation—5.6%
173,185	Gulfmark Offshore, Inc.*	8,295,561
99,811	Overseas Shipholding Group, Inc.	7,066,619
		15,362,180
	Total Common Stocks (Cost $242,338,034)	272,417,566

Number of Shares		Value
	Money Market Fund—0.1%
206,884	Liquid Assets Portfolio Private Class** (Cost $206,884)	$206,884
	Total Investments (Cost $242,544,918)—100.1%	272,624,450
	Liabilities in excess of other assets—(0.1%)	(168,488)
	Net Assets—100.0%	$272,455,962

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$218,048,751	80.1%
Cayman Islands	26,204,402	9.6
Netherlands	13,786,054	5.1
Bermuda	7,692,992	2.8
Panama	6,892,251	2.5
Total investments	272,624,450	100.1
Liabilities in excess of other assets	(168,488)	(0.1)
Net Assets	$272,455,962	100.0%

See Notes to Financial Statements.
54

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—18.9%
59,676	Amgen, Inc.*	$3,827,618
45,968	Biogen Idec, Inc.*	2,170,149
46,231	Genentech, Inc.*	3,698,018
65,748	MedImmune, Inc.*	3,726,597
191,462	Millennium Pharmaceuticals, Inc.*	2,121,399
		15,543,781
	Cosmetics & Personal Care—2.7%
38,691	Chattem, Inc.*	2,210,804
	Healthcare-Products—4.8%
61,611	Johnson & Johnson	3,956,658
	Household Products/Wares—2.9%
184,103	Prestige Brands Holdings, Inc.*	2,395,180
	Pharmaceuticals—70.7%
19,188	Allergan, Inc.	2,325,586
77,021	Alpharma, Inc., Class A	1,871,610
38,239	Barr Pharmaceuticals, Inc.*	1,849,238
72,908	Eli Lilly & Co.	4,311,050
67,223	Endo Pharmaceuticals Holdings, Inc.*	2,079,880
39,616	Forest Laboratories, Inc.*	2,107,967
29,280	Gilead Sciences, Inc.*	2,392,762
115,225	King Pharmaceuticals, Inc.*	2,356,351
84,976	KV Pharmaceutical Co., Class A*	2,210,226
77,912	Medicines (The) Co.*	1,774,835
57,018	Medicis Pharmaceutical Corp., Class A	1,733,347
92,046	Merck & Co., Inc.	4,734,846
98,803	Mylan Laboratories, Inc.	2,166,750
154,268	Pfizer, Inc.	4,081,931
75,247	Pharmion Corp.*	2,279,232
135,163	Salix Pharmaceuticals Ltd.*	1,759,822
165,926	Schering-Plough Corp.	5,264,833
92,210	Sciele Pharma, Inc.*	2,279,431
40,027	Sepracor, Inc.*	2,148,649
121,937	Valeant Pharmaceuticals International	2,197,305
73,778	Watson Pharmaceuticals, Inc.*	2,014,139
78,050	Wyeth	4,331,775
		58,271,565
	Total Investments (Cost $76,347,471)—100.0%	82,377,988
	Liabilities in excess of other assets—(0.0)%	(32,697)
	Net Assets—100.0%	$82,345,291

*  Non-income producing security.

See Notes to Financial Statements.
55

Schedule of Investments

PowerShares Dynamic Retail Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.4%
	Apparel—2.9%
17,954	Gymboree Corp.*	$685,484
	Commercial Services—5.6%
25,105	Aaron Rents, Inc.	712,229
13,605	Dollar Thrifty Automotive Group*	637,802
		1,350,031
	Distribution/Wholesale—2.9%
13,987	Genuine Parts Co.	691,098
	Food—5.6%
36,886	Safeway, Inc.	1,338,962
	Home Builders—1.8%
7,321	Amrep Corp.	441,163
	Retail—81.6%
18,474	Aeropostale, Inc.*	760,205
22,239	American Eagle Outfitters, Inc.	655,383
26,241	Asbury Automotive Group, Inc.	754,954
9,897	AutoZone, Inc.*	1,316,697
103,695	Blockbuster, Inc., Class A*	642,909
19,315	Brown Shoe Co, Inc.	521,119
19,705	Buckle (The), Inc.	701,892
22,754	Charlotte Russe Holdings, Inc.*	621,867
12,449	Children's Place Retail Stores (The), Inc.*	658,179
20,223	Claire's Stores, Inc.	658,663
23,573	Copart, Inc.*	683,146
33,124	Dress Barn, Inc.*	659,499
23,464	Family Dollar Stores, Inc.	747,094
21,983	Hibbett Sports, Inc.*	640,804
15,426	J. C. Penney Co., Inc.	1,220,042
17,859	Kohl's Corp.*	1,322,280
15,775	Men's Wearhouse, Inc.	682,584
22,270	Nordstrom, Inc.	1,223,068
21,680	Payless Shoesource, Inc.*	691,592
20,727	Ross Stores, Inc.	687,100
6,909	Sears Holdings Corp.*	1,318,997
47,684	Staples, Inc.	1,182,563
45,540	TJX Cos., Inc.	1,270,111
		19,620,748
	Total Common Stocks (Cost $23,361,773)	24,127,486

Number of Shares		Value
	Money Market Fund—0.5%
111,949	Liquid Assets Portfolio Private Class** (Cost $111,949)	$111,949
	Total Investments (Cost $23,473,722)—100.9%	24,239,435
	Liabilities in excess of other assets—(0.9%)	(210,189)
	Net Assets—100.0%	$24,029,246

*   Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
56

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Electrical Components & Equipment—3.2%
213,430	Advanced Energy Industries, Inc.*	$5,229,035
	Semiconductors—92.5%
197,737	Altera Corp.	4,456,992
360,346	AMIS Holdings, Inc.*	4,180,014
361,851	Amkor Technology, Inc.*	5,062,295
216,339	Analog Devices, Inc.	8,355,012
416,551	Applied Materials, Inc.	8,006,110
762,290	Atmel Corp.*	4,055,383
270,319	Brooks Automation, Inc*	4,722,473
489,365	Cirrus Logic, Inc.*	4,051,942
228,891	Fairchild Semiconductor International, Inc.*	4,028,482
255,588	Integrated Device Technology, Inc.*	3,828,708
385,061	Intel Corp.	8,278,812
99,351	International Rectifier Corp.*	3,505,103
147,590	KLA-Tencor Corp.	8,198,625
95,219	Lam Research Corp.*	5,120,878
712,452	Lattice Semiconductor Corp.*	3,889,988
231,974	Linear Technology Corp.	8,680,466
145,770	MEMC Electronic Materials, Inc.*	7,999,858
116,301	Microchip Technology, Inc.	4,691,582
171,002	National Semiconductor Corp.	4,497,353
135,297	Novellus Systems, Inc.*	4,379,564
244,828	NVIDIA Corp.*	8,052,393
272,685	Photronics, Inc.*	4,103,909
468,853	Silicon Image, Inc.*	4,107,152
625,568	Skyworks Solutions, Inc.*	4,310,164
248,185	Texas Instruments, Inc.	8,530,118
88,420	Varian Semiconductor Equipment Associates, Inc.*	5,867,551
186,903	Verigy Ltd. (Singapore)*	4,723,039
		149,683,966
	Telecommunications—4.5%
123,244	Interdigital Communications Corp.*	4,052,263
512,377	RF Micro Devices, Inc.*	3,202,356
		7,254,619
	Total Investments (Cost $154,188,258)—100.2%	162,167,620
	Liabilities in excess of other assets—(0.2%)	(281,613)
	Net Assets—100.0%	$161,886,007

*   Non-income producing security.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$157,444,581	97.3%
Singapore	4,723,039	2.9
Total investments	162,167,620	100.2
Liabilities in excess of other assets	(281,613)	(0.2)
Net Assets	$161,886,007	100.0%

See Notes to Financial Statements.
57

Schedule of Investments

PowerShares Dynamic Software Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.5%
	Commercial Services—2.6%
74,389	Convergys Corp.*	$1,879,066
	Computers—30.1%
60,724	Ansoft Corp.*	1,960,778
174,557	Cadence Design Systems, Inc.*	3,875,165
26,952	DST Systems, Inc.*	2,103,604
81,528	Jack Henry & Associates, Inc.	1,936,290
68,778	Manhattan Associates, Inc.*	1,989,060
111,170	Mentor Graphics Corp.*	1,798,731
34,754	MICROS Systems, Inc.*	1,904,519
75,943	NCR Corp.*	3,827,527
75,715	Synopsys, Inc.*	2,094,277
		21,489,951
	Electronics—2.9%
59,247	Dolby Laboratories, Inc., Class A*	2,098,529
	Internet—11.6%
122,567	Interwoven, Inc.*	1,871,598
63,084	McAfee, Inc.*	2,049,599
215,850	TIBCO Software, Inc.*	1,968,552
42,247	WebEx Communications, Inc.*	2,397,095
		8,286,844
	Software—53.3%
112,612	Activision, Inc.*	2,252,240
86,189	Autodesk, Inc.*	3,557,020
306,314	BEA Systems, Inc.*	3,611,442
86,172	Blackbaud, Inc.	1,902,678
114,390	BMC Software, Inc.*	3,702,804
36,790	Cerner Corp.*	1,958,700
78,268	CSG Systems International, Inc.*	2,096,017
49,741	Fair Isaac Corp.	1,776,251
66,931	Fiserv, Inc.*	3,558,721
126,659	Microsoft Corp.	3,792,170
15,605	MicroStrategy, Inc., Class A*	1,775,225
217,625	Oracle Corp.*	4,091,350
77,388	Sybase, Inc.*	1,872,016
59,977	THQ, Inc.*	2,001,432
		37,948,066
	Total Investments (Cost $64,742,398)—100.5%	71,702,456
	Liabilities in excess of other assets—(0.5%)	(333,202)
	Net Assets—100.0%	$71,369,254

*  Non-income producing security.

See Notes to Financial Statements.
58

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Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

April 30, 2007

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
ASSETS:
Unaffiliated investments at value	$4,763,472	$258,893,208	$18,750,412	$123,480,246	$33,196,907	$12,644,157	$28,127,280	$58,335,433
Affiliated investments at value	55,436	—	—	—	106,759	—	—	—
Cash	—	—	—	94,778	—	—	—	84,011
Receivables:
Dividends	2,536	—	6,667	—	46,208	—	2,463	28,214
Capital stock sold	—	1,965,389	—	2,157,264	1,753,358	—	—	1,897,301
Due from Adviser	9,885	23,162	10,977	16,195	14,116	18,076	9,387	15,034
Other assets	8,000	6,450	6,542	6,542	6,450	5,999	7,949	6,542
Total Assets	4,839,329	260,888,209	18,774,598	125,755,025	35,123,798	12,668,232	28,147,079	60,366,535
LIABILITIES:
Due to custodian	50,379	87,830	31,952	—	27,213	98,474	39,316	—
Payables:
Investments purchased	—	1,975,052	—	2,155,415	1,730,259	—	—	1,895,260
Accrued advisory fees	1,991	102,885	7,552	48,175	12,953	5,062	11,686	22,869
Accrued expenses	50,973	106,528	36,306	63,098	39,571	44,306	54,588	47,192
Total Liabilities	103,343	2,272,295	75,810	2,266,688	1,809,996	147,842	105,590	1,965,321
NET ASSETS	$4,735,986	$258,615,914	$18,698,788	$123,488,337	$33,313,802	$12,520,390	$28,041,489	$58,401,214
NET ASSETS CONSIST OF:
Paid-in capital	$5,173,680	$266,594,947	$18,864,779	$110,798,773	$32,085,180	$13,049,115	$27,034,265	$55,390,391
Undistributed net investment income	24,714	—	18,249	96,401	422,812	—	—	63,761
Accumulated net realized loss on investments	(287,936)	(30,122,939)	(2,585,804)	(3,586,566)	(2,749,636)	(1,640,052)	(225,806)	(1,064,022)
Net unrealized appreciation (depreciation) on investments	(174,472)	22,143,906	2,401,564	16,179,729	3,555,446	1,111,327	1,233,030	4,011,084
Net Assets	$4,735,986	$258,615,914	$18,698,788	$123,488,337	$33,313,802	$12,520,390	$28,041,489	$58,401,214
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	13,400,000	1,000,000	5,800,000	1,900,000	700,000	1,000,000	3,100,000
Net asset value	$23.68	$19.30	$18.70	$21.29	$17.53	$17.89	$28.04	$18.84
Unaffiliated investments at cost	$4,937,944	$236,749,302	$16,348,848	$107,300,517	$29,641,461	$11,532,830	$26,894,250	$54,324,349
Affiliated investments at cost	$55,436	$—	$—	$—	$106,759	$—	$—	$—

See Notes to Financial Statements.
60

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Unaffiliated investments at value	$49,661,207	$31,338,900	$18,695,238	$272,417,566	$82,377,988	$24,127,486	$162,167,620	$71,702,456
Affiliated investments at value	—	38,742	—	206,884	—	111,949	—	—
Cash	—	—	7,251	32,239	25,045	—	—	—
Receivables:
Dividends	17,212	8,287	—	872	4	3,920	58,712	—
Capital stock sold	—	—	—	—	—	—	7,671,761	—
Due from Adviser	14,131	13,183	12,983	21,240	21,090	12,978	11,240	18,369
Other assets	6,450	6,450	6,450	6,542	6,450	6,543	6,450	6,450
Total Assets	49,699,000	31,405,562	18,721,922	272,685,343	82,430,577	24,262,876	169,915,783	71,727,275
LIABILITIES:
Due to custodian	165,982	48,997	—	—	—	183,471	240,521	276,500
Payables:
Investments purchased	—	—	—	—	—	—	7,681,294	—
Accrued advisory fees	20,065	13,509	8,494	109,957	33,001	10,659	50,291	29,411
Accrued expenses	40,618	37,681	36,392	119,424	52,285	39,500	57,670	52,110
Total Liabilities	226,665	100,187	44,886	229,381	85,286	233,630	8,029,776	358,021
NET ASSETS	$49,472,335	$31,305,375	$18,677,036	$272,455,962	$82,345,291	$24,029,246	$161,886,007	$71,369,254
NET ASSETS CONSIST OF:
Paid-in capital	$48,661,463	$34,763,424	$21,139,442	$266,811,945	$77,436,451	$24,577,929	$166,522,507	$68,414,091
Undistributed net investment income	—	12,161	—	45,350	—	22,155	—	—
Accumulated net realized loss on investments	(3,170,322)	(4,359,961)	(2,904,986)	(24,480,865)	(1,121,677)	(1,336,551)	(12,615,862)	(4,004,895)
Net unrealized appreciation (depreciation) on investments	3,981,194	889,751	442,580	30,079,532	6,030,517	765,713	7,979,362	6,960,058
Net Assets	$49,472,335	$31,305,375	$18,677,036	$272,455,962	$82,345,291	$24,029,246	$161,886,007	$71,369,254
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,700,000	1,900,000	1,000,000	12,000,000	4,200,000	1,200,000	8,500,000	3,500,000
Net asset value	$18.32	$16.48	$18.68	$22.70	$19.61	$20.02	$19.05	$20.39
Unaffiliated investments at cost	$45,680,013	$30,449,149	$18,252,658	$242,338,034	$76,347,471	$23,361,773	$154,188,258	$64,742,398
Affiliated investments at cost	$—	$38,742	$—	$206,884	$—	$111,949	$—	$—

61

Statements of Operations

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
	For the period October 12, 2006* through April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	For the period October 12, 2006* through April 30, 2007	Year Ended April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$102,308	$174,371	$118,148	$1,166,099	$870,138	$29,034	$13,159	$642,565
Affiliated dividend income	435	—	162	1,706	3,087	—	—	480
Total Income	102,743	174,371	118,310	1,167,805	873,225	29,034	13,159	643,045
EXPENSES:
Advisory fees	21,892	1,165,041	75,528	530,156	142,996	60,870	47,899	214,060
Audit	16,500	16,500	16,500	16,500	16,500	16,500	16,500	16,500
Listing fee and expenses	10,000	10,578	10,081	10,264	10,059	10,041	10,000	10,074
Offering costs	4,482	1,654	1,878	1,878	1,319	9,856	4,479	1,878
Administration fees	3,742	59,999	59,999	59,999	59,999	54,162	4,338	59,999
Printing	3,553	104,453	8,850	49,784	12,268	11,852	5,271	20,231
Accounting	3,276	54,998	54,998	54,998	54,998	49,587	3,673	54,998
Legal	2,500	9,935	1,412	6,324	1,560	679	2,500	2,191
Licensing	2,189	69,889	2,749	30,078	8,578	3,652	4,790	11,599
Custodian and transfer agent fees	1,821	16,552	7,501	9,703	8,501	8,920	2,019	7,501
Registration and filings	143	12,590	—	435	1,211	—	733	1,387
Trustees	124	8,869	528	3,774	1,109	442	369	1,756
Other expenses	12,236	17,385	9,715	11,873	10,427	12,313	12,235	9,590
Total Expenses	82,458	1,548,443	249,739	785,766	329,525	238,874	114,806	411,764
Less fees waived:
Advisory	(21,892)	(78,242)	(75,528)	(117,014)	(142,996)	(60,870)	(47,524)	(140,805)
Other fees assumed by the Adviser	(27,089)	—	(78,341)	—	(4,427)	(90,842)	—	—
Net Expenses	33,477	1,470,201	95,870	668,752	182,102	87,162	67,282	270,959
Net Investment Income (Loss)	69,266	(1,295,830)	22,440	499,053	691,123	(58,128)	(54,123)	372,086
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(287,936)	(25,334,394)	(2,487,592)	(4,160,205)	(1,428,956)	(1,505,413)	(225,806)	(908,039)
In-kind redemptions	77,971	21,166,135	662,646	8,378,246	2,478,072	1,221,989	1,075,521	2,636,343
Net realized gain (loss)	(209,965)	(4,168,259)	(1,824,946)	4,218,041	1,049,116	(283,424)	849,715	1,728,304
Net change in unrealized appreciation/ depreciation on investments	(174,472)	30,260,487	1,243,144	7,881,779	2,942,933	285,507	1,233,030	2,466,573
Net realized and unrealized gain (loss) on investments	(384,437)	26,092,228	(581,802)	12,099,820	3,992,049	2,083	2,082,745	4,194,877
Net increase (decrease) in net assets resulting from operations	$(315,171)	$24,796,398	$(559,362)	$12,598,873	$4,683,172	$(56,045)	$2,028,622	$4,566,963

*  Commencement of Investment Operations.

See Notes to Financial Statements.
62

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007	Year Ended April 30, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$351,508	$220,173	$25,093	$1,863,170	$817,489	$194,430	$343,618	$82,720
Affiliated dividend income	1,952	1,311	—	1,886	3,621	2,308	—	339
Total Income	353,460	221,484	25,093	1,865,056	821,110	196,738	343,618	83,059
EXPENSES:
Advisory fees	167,805	124,348	122,422	1,442,227	386,568	99,369	421,997	333,698
Audit	16,500	16,500	16,500	16,500	16,500	16,500	16,500	16,500
Listing fee and expenses	10,067	10,059	10,067	10,804	10,154	10,056	10,249	10,118
Offering costs	1,318	1,289	1,287	2,438	1,305	1,878	1,302	1,285
Administration fees	59,999	59,999	59,999	59,999	59,999	59,999	59,999	59,999
Printing	15,998	11,899	10,821	133,898	34,436	11,811	39,759	32,431
Accounting	54,998	54,998	54,998	54,998	54,998	54,998	54,998	54,998
Legal	1,707	1,287	1,124	18,563	4,050	956	4,285	3,406
Licensing	10,067	7,459	7,344	85,986	23,192	3,937	25,320	20,020
Custodian and transfer agent fees	8,001	8,702	8,501	18,025	10,925	7,501	9,172	8,341
Registration and filings	1,282	300	212	1,339	3,241	550	381	646
Trustees	1,354	933	930	10,688	2,942	867	3,153	2,603
Other expenses	10,684	10,441	10,535	19,544	12,014	11,055	13,009	11,016
Total Expenses	359,780	308,214	304,740	1,875,009	620,324	279,477	660,124	555,061
Less fees waived:
Advisory	(146,252)	(124,348)	(122,422)	(55,303)	(131,335)	(99,369)	(126,497)	(132,710)
Other fees assumed by the Adviser	—	(25,292)	(26,170)	—	—	(52,796)	—	—
Net Expenses	213,528	158,574	156,148	1,819,706	488,989	127,312	533,627	422,351
Net Investment Income (Loss)	139,932	62,910	(131,055)	45,350	332,121	69,426	(190,009)	(339,292)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,804,212)	(2,616,684)	(2,120,269)	(23,289,712)	(810,908)	(1,066,019)	(10,437,819)	(3,136,814)
In-kind redemptions	3,920,909	3,870,781	5,976,254	22,747,144	7,092,798	3,433,387	9,176,280	9,986,126
Net realized gain (loss)	2,116,697	1,254,097	3,855,985	(542,568)	6,281,890	2,367,368	(1,261,539)	6,849,312
Net change in unrealized appreciation/ depreciation on investments	1,377,435	858,209	(2,673,735)	4,979,597	7,374,349	(1,871,851)	(3,142,437)	2,073,236
Net realized and unrealized gain (loss) on investments	3,494,132	2,112,306	1,182,250	4,437,029	13,656,239	495,517	(4,403,976)	8,922,548
Net increase (decrease) in net assets resulting from operations	$3,634,064	$2,175,216	$1,051,195	$4,482,379	$13,988,360	$564,943	$(4,593,985)	$8,583,256

63

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	For the period October 12, 2006* through April 30, 2007	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$69,266	$(1,295,830)	$(735,610)	$22,440	$(614)
Net realized gain (loss) on investments	(209,965)	(4,168,259)	8,629,116	(1,824,946)	6,061,237
Net change in unrealized appreciation/depreciation on investments	(174,472)	30,260,487	(8,116,581)	1,243,144	1,158,420
Net increase (decrease) in net assets resulting from operations	(315,171)	24,796,398	(223,075)	(559,362)	7,219,043
Undistributed net investment income (loss) included in the price of units issued and redeemed	(19,989)	98,651	—	13,852	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(44,552)	—	—	(4,191)	(15,330)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	22,356,336	155,765,402	331,894,266	17,839,986	74,726,928
Value of shares repurchased	(17,260,627)	(171,967,279)	(81,649,798)	(23,983,205)	(56,525,081)
Net income equalization	19,989	(98,651)	—	(13,852)	—
Net increase (decrease) in net assets resulting from shares transactions	5,115,698	(16,300,528)	250,244,468	(6,157,071)	18,201,847
Increase (Decrease) in Net Assets	4,735,986	8,594,521	250,021,393	(6,706,772)	25,405,560
NET ASSETS:
Beginning of period	—	250,021,393	—	25,405,560	—
End of period	$4,735,986	$258,615,914	$250,021,393	$18,698,788	$25,405,560
Undistributed net investment income at end of period	$24,714	$—	$—	$18,249	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	8,900,000	19,100,000	1,100,000	4,600,000
Shares repurchased	(700,000)	(10,000,000)	(4,600,000)	(1,500,000)	(3,200,000)
Shares outstanding, beginning of period	—	14,500,000	—	1,400,000	—
Shares outstanding, end of period	200,000	13,400,000	14,500,000	1,000,000	1,400,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
64

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Hardware & Consumer Electronics Portfolio
	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period December 6, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$499,053	$(4,486)	$691,123	$182,138	$(58,128)	$(46,184)
Net realized gain (loss) on investments	4,218,041	4,581,724	1,049,116	(385,786)	(283,424)	1,708,634
Net change in unrealized appreciation/depreciation on investments	7,881,779	8,297,950	2,942,933	612,513	285,507	825,820
Net increase (decrease) in net assets resulting from operations	12,598,873	12,875,188	4,683,172	408,865	(56,045)	2,488,270
Undistributed net investment income (loss) included in the price of units issued and redeemed	(44,428)	—	28,365	—	17,722	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(351,098)	(47,068)	(306,737)	(143,712)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	142,236,445	133,305,347	29,846,194	34,218,637	11,586,059	30,972,458
Value of shares repurchased	(142,790,736)	(34,338,614)	(25,178,900)	(10,213,717)	(15,773,610)	(16,696,742)
Net income equalization	44,428	—	(28,365)	—	(17,722)	—
Net increase (decrease) in net assets resulting from shares transactions	(509,863)	98,966,733	4,638,929	24,004,920	(4,205,273)	14,275,716
Increase (Decrease) in Net Assets	11,693,484	111,794,853	9,043,729	24,270,073	(4,243,596)	16,763,986
NET ASSETS:
Beginning of period	111,794,853	—	24,270,073	—	16,763,986	—
End of period	$123,488,337	$111,794,853	$33,313,802	$24,270,073	$12,520,390	$16,763,986
Undistributed net investment income at end of period	$96,401	$—	$422,812	$38,426	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,600,000	8,000,000	1,900,000	2,300,000	700,000	2,000,000
Shares repurchased	(7,800,000)	(2,000,000)	(1,600,000)	(700,000)	(1,000,000)	(1,000,000)
Shares outstanding, beginning of period	6,000,000	—	1,600,000	—	1,000,000	—
Shares outstanding, end of period	5,800,000	6,000,000	1,900,000	1,600,000	700,000	1,000,000

65

Statements of Changes in Net Assets (Continued)

	PowerShares Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio		PowerShares Dynamic Leisure and Entertainment Portfolio
	For the period October 12, 2006* through April 30, 2007	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$(54,123)	$372,086	$136,825	$139,932	$46,331
Net realized gain (loss) on investments	849,715	1,728,304	1,096,704	2,116,697	(297,491)
Net change in unrealized appreciation/depreciation on investments	1,233,030	2,466,573	1,544,511	1,377,435	2,603,759
Net increase (decrease) in net assets resulting from operations	2,028,622	4,566,963	2,778,040	3,634,064	2,352,599
Undistributed net investment income (loss) included in the price of units issued and redeemed	(26,513)	26,238	—	17,232	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(333,066)	(112,084)	(158,121)	(28,509)
Tax return of capital	—	—	—	(21,748)	—
Total distributions	—	(333,066)	(112,084)	(179,869)	(28,509)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	41,920,078	67,091,384	51,895,393	48,534,706	37,406,748
Value of shares repurchased	(15,907,211)	(44,088,414)	(23,397,002)	(30,217,844)	(12,029,560)
Net income equalization	26,513	(26,238)	—	(17,232)	—
Net increase (decrease) in net assets resulting from share transactions	26,039,380	22,976,732	28,498,391	18,299,630	25,377,188
Increase (Decrease) in Net Assets	28,041,489	27,236,867	31,164,347	21,771,057	27,701,278
NET ASSETS:
Beginning of period	—	31,164,347	—	27,701,278	—
End of period	$28,041,489	$58,401,214	$31,164,347	$49,472,335	$27,701,278
Undistributed net investment income at end of period	$—	$63,761	$24,741	$—	$18,022
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,600,000	3,800,000	3,200,000	2,800,000	2,500,000
Shares repurchased	(600,000)	(2,500,000)	(1,400,000)	(1,800,000)	(800,000)
Shares outstanding, beginning of period	—	1,800,000	—	1,700,000	—
Shares outstanding, end of period	1,000,000	3,100,000	1,800,000	2,700,000	1,700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
66

	PowerShares Dynamic Media Portfolio		PowerShares Dynamic Networking Portfolio		PowerShares Dynamic Oil & Gas Services Portfolio
	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$62,910	$41,079	$(131,055)	$(130,625)	$45,350	$(77,301)
Net realized gain (loss) on investments	1,254,097	(1,073,312)	3,855,985	846,150	(542,568)	4,830,987
Net change in unrealized appreciation/depreciation on investments	858,209	31,542	(2,673,735)	3,116,315	4,979,597	25,099,935
Net increase (decrease) in net assets resulting from operations	2,175,216	(1,000,691)	1,051,195	3,831,840	4,482,379	29,853,621
Undistributed net investment income (loss) included in the price of units issued and redeemed	(9,491)	—	36,561	—	45,370	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(58,259)	(34,051)	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(58,259)	(34,051)	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	45,055,211	35,776,211	43,920,427	35,217,483	192,578,053	362,551,971
Value of shares repurchased	(40,409,878)	(10,198,384)	(54,100,512)	(11,243,397)	(260,736,085)	(56,273,977)
Net income equalization	9,491	—	(36,561)	—	(45,370)	—
Net increase (decrease) in net assets resulting from share transactions	4,654,824	25,577,827	(10,216,646)	23,974,086	(68,203,402)	306,277,994
Increase (Decrease) in Net Assets	6,762,290	24,543,085	(9,128,890)	27,805,926	(63,675,653)	336,131,615
NET ASSETS:
Beginning of period	24,543,085	—	27,805,926	—	336,131,615	—
End of period	$31,305,375	$24,543,085	$18,677,036	$27,805,926	$272,455,962	$336,131,615
Undistributed net investment income at end of period	$12,161	$7,510	$—	$—	$45,350	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,900,000	2,400,000	2,600,000	2,300,000	9,500,000	18,700,000
Shares repurchased	(2,700,000)	(700,000)	(3,200,000)	(700,000)	(13,200,000)	(3,000,000)
Shares outstanding, beginning of period	1,700,000	—	1,600,000	—	15,700,000	—
Shares outstanding, end of period	1,900,000	1,700,000	1,000,000	1,600,000	12,000,000	15,700,000

67

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Pharmaceuticals Portfolio		PowerShares Dynamic Retail Portfolio
	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$332,121	$142,619	$69,426	$21,805
Net realized gain (loss) on investments	6,281,890	3,028,471	2,367,368	2,686,969
Net change in unrealized appreciation/depreciation on investments	7,374,349	(1,343,832)	(1,871,851)	2,637,564
Net increase (decrease) in net assets resulting from operations	13,988,360	1,827,258	564,943	5,346,338
Undistributed net investment income (loss) included in the price of units issued and redeemed	(24,592)	—	(3,544)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(367,491)	(107,249)	(54,224)	(16,497)
Tax return of capital	(27,281)	—	—	—
Total distributions	(394,772)	(107,249)	(54,224)	(16,497)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	72,406,707	84,466,520	77,371,444	67,902,200
Value of shares repurchased	(69,811,556)	(20,029,977)	(77,636,176)	(49,448,782)
Net income equalization	24,592	—	3,544	—
Net increase (decrease) in net assets resulting from share transactions	2,619,743	64,436,543	(261,188)	18,453,418
Increase in Net Assets	16,188,739	66,156,552	245,987	23,783,259
NET ASSETS:
Beginning of period	66,156,552	—	23,783,259	—
End of period	$82,345,291	$66,156,552	$24,029,246	$23,783,259
Undistributed net investment income at end of period	$—	$35,370	$22,155	$5,308
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,200,000	5,200,000	4,300,000	4,300,000
Shares repurchased	(4,000,000)	(1,200,000)	(4,400,000)	(3,000,000)
Shares outstanding, beginning of period	4,000,000	—	1,300,000	—
Shares outstanding, end of period	4,200,000	4,000,000	1,200,000	1,300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
68

	PowerShares Dynamic Semiconductors Portfolio		PowerShares Dynamic Software Portfolio
	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
OPERATIONS:
Net investment income (loss)	$(190,009)	$(200,059)	$(339,292)	$(158,565)
Net realized gain (loss) on investments	(1,261,539)	9,142,828	6,849,312	1,953,589
Net change in unrealized appreciation/depreciation on investments	(3,142,437)	11,121,799	2,073,236	4,886,822
Net increase (decrease) in net assets resulting from operations	(4,593,985)	20,064,568	8,583,256	6,681,846
Undistributed net investment income (loss) included in the price of units issued and redeemed	(71,444)	—	1,824	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	159,099,139	157,737,331	99,964,940	62,047,515
Value of shares repurchased	(99,548,000)	(70,873,046)	(86,977,854)	(18,930,449)
Net income equalization	71,444	—	(1,824)	—
Net increase (decrease) in net assets resulting from share transactions	59,622,583	86,864,285	12,985,262	43,117,066
Increase in Net Assets	54,957,154	106,928,853	21,570,342	49,798,912
NET ASSETS:
Beginning of period	106,928,853	—	49,798,912	—
End of period	$161,886,007	$106,928,853	$71,369,254	$49,798,912
Undistributed net investment income at end of period	$—	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,800,000	9,200,000	5,500,000	3,800,000
Shares repurchased	(5,600,000)	(3,900,000)	(4,700,000)	(1,100,000)
Shares outstanding, beginning of period	5,300,000	—	2,700,000	—
Shares outstanding, end of period	8,500,000	5,300,000	3,500,000	2,700,000

69

Financial Highlights

PowerShares Dynamic Banking Portfolio

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period .	$25.17
Net investment income**	0.22
Net realized and unrealized loss on investments	(1.43)
Total from operations	(1.21)
Undistributed net investment loss included in price of units issued and redeemed**	(0.06)
Distributions to shareholders from:
Net investment income	(0.22)
Net asset value at end of period	$23.68
TOTAL RETURN:***	(5.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,736
Ratio to average net assets of:
Expenses, net of waivers ..	0.76%†
Expenses, prior to waivers	1.88%†
Net investment income, net of waivers	1.58%†
Portfolio turnover rate ††	57%

PowerShares Dynamic Biotechnology & Genome Portfolio

	For the year ended April 30, 2007		For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.24		$14.71
Net investment loss**	(0.10)		(0.08)
Net realized and unrealized gain on investments	2.15		2.61
Total from operations	2.05		2.53
Undistributed net investment income included in price of units issued and redeemed**	0.01		—
Net asset value at end of period	$19.30		$17.24
TOTAL RETURN:***	11.95%		17.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$258,616		$250,021
Ratio to average net assets of:
Expenses, net of waivers	0.63%		0.64	%†
Expenses, prior to waivers	0.66	%†††	0.67	%†
Net investment loss, net of waivers	(0.56)%		(0.55	)%†
Portfolio turnover rate ††	82%		49%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

See Notes to Financial Statements.
70

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.15	$15.26
Net investment income**	0.02	—	(a)
Net realized and unrealized gain on investments	0.52	2.90
Total from operations	0.54	2.90
Undistributed net investment income included in price of units issued and redeemed**	0.01	—
Distributions to shareholders from:
Net investment income	— (a)	(0.01)
Net asset value at end of period	$18.70	$18.15
TOTAL RETURN:***	3.06%	18.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted) .	$18,699	$25,406
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.67	%†
Expenses, prior to waivers	1.65%	0.80	%†
Net investment income, net of waivers	0.15%	—	†(a)
Portfolio turnover rate ††	59%	29%

PowerShares Dynamic Energy Exploration & Production Portfolio

	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.63	$16.03
Net investment income**	0.09	—	(a)
Net realized and unrealized gain on investments	2.64	2.62
Total from operations	2.73	2.62
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
Distributions to shareholders from:
Net investment income	(0.06)	(0.02)
Net asset value at end of period	$21.29	$18.63
TOTAL RETURN:***	14.66%	16.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$123,488	$111,795
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.66	%†
Expenses, prior to waivers	0.74%	0.75	%†
Net investment income (loss), net of waivers	0.47%	(0.01	)%†
Portfolio turnover rate ††	59%	19%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005 or 0.005%

See Notes to Financial Statements.
71

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.17	$14.85
Net investment income**	0.39	0.11
Net realized and unrealized gain on investments	2.12	0.30
Total from operations	2.51	0.41
Undistributed net investment income included in price of units issued and redeemed**	0.02	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.09)
Net asset value at end of period	$17.53	$15.17
TOTAL RETURN:***	16.79%	2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,314	$24,270
Ratio to average net assets of:
Expenses, net of waivers	0.64%	0.69	%†
Expenses, prior to waivers	1.15%	1.07	%†
Net investment income, net of waivers	2.42%	0.91	%†
Portfolio turnover rate ††	50%	72%

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

	For the year ended April 30, 2007	For the period December 6, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.76	$15.30
Net investment loss**	(0.08)	(0.03)
Net realized and unrealized gain on investments	1.19	1.49
Total from operations	1.11	1.46
Undistributed net investment income included in price of units issued and redeemed**	0.02	—
Net asset value at end of period	$17.89	$16.76
TOTAL RETURN:***	6.74%	9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,520	$16,764
Ratio to average net assets of:
Expenses, net of waivers	0.72%	0.68	%†
Expenses, prior to waivers	1.96%	1.03	%†
Net investment loss, net of waivers	(0.48)%	(0.48	)%†
Portfolio turnover rate ††	52%	14%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
72

Financial Highlights (Continued)

PowerShares Dynamic Healthcare Services Portfolio

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.88
Net investment loss**	(0.08)
Net realized and unrealized gain on investments	3.28
Total from operations	3.20
Undistributed net investment loss included in price of units issued and redeemed**	(0.04)
Net asset value at end of period	$28.04
TOTAL RETURN:***	12.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,041
Ratio to average net assets of:
Expenses, net of waivers	0.70%†
Expenses, prior to waivers	1.20%†
Net investment loss, net of waivers	(0.56)%†
Portfolio turnover rate ††	13%

PowerShares Dynamic Insurance Portfolio

	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.31	$15.44
Net investment income**	0.15	0.07
Net realized and unrealized gain on investments	1.50	1.86
Total from operations	1.65	1.93
Undistributed net investment income included in price of units issued and redeemed** .	0.01	—
Distributions to shareholders from:
Net investment income	(0.13)	(0.06)
Net asset value at end of period	$18.84	$17.31
TOTAL RETURN:***	9.62%	12.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,401	$31,164
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.68	%†
Expenses, prior to waivers	0.96%	0.87	%†
Net investment income, net of waivers	0.87%	0.81	%†
Portfolio turnover rate ††	40%	30%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
73

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio

	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.29	$14.77
Net investment income**	0.07	0.03
Net realized and unrealized gain on investments	2.04	1.51
Total from operations	2.11	1.54
Undistributed net investment income included in price of units issued and redeemed**	0.01	—
Distributions to shareholders from:
Net investment income	(0.08)	(0.02)
Tax return of capital	(0.01)	—
Total distributions	(0.09)	(0.02)
Net asset value at end of period	$18.32	$16.29
TOTAL RETURN:***	13.02%	10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$49,472	$27,701
Ratio to average net assets of:
Expenses, net of waivers	0.64%	0.68%†
Expenses, prior to waivers	1.07%	1.03%†
Net investment income, net of waivers	0.42%	0.22%†
Portfolio turnover rate ††	35%	48%

PowerShares Dynamic Media Portfolio

	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.44	$14.93
Net investment income**	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.05	(0.49)
Total from operations	2.09	(0.47)
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
Distributions to shareholders from:
Net investment income	(0.04)	(0.02)
Net asset value at end of period	$16.48	$14.44
TOTAL RETURN:***	14.42%	(3.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,305	$24,543
Ratio to average net assets of:
Expenses, net of waivers	0.64%	0.68%†
Expenses, prior to waivers	1.24%	1.04%†
Net investment income, net of waivers	0.25%	0.19%†
Portfolio turnover rate ††	43%	68%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
74

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio

	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.38	$14.96
Net investment loss**	(0.09)	(0.08)
Net realized and unrealized gain on investments	1.36	2.50
Total from operations	1.27	2.42
Undistributed net investment income included in price of units issued and redeemed**	0.03	—
Net asset value at end of period	$18.68	$17.38
TOTAL RETURN:***	7.48%	16.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,677	$27,806
Ratio to average net assets of:
Expenses, net of waivers	0.64%	0.68	%†
Expenses, prior to waivers	1.24%	1.03	%†
Net investment loss, net of waivers	(0.54)%	(0.59	)%†
Portfolio turnover rate ††	62%	42%

PowerShares Dynamic Oil & Gas Services Portfolio

	For the year ended April 30, 2007		For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.41		$16.43
Net investment income (loss)**	—	(a)	(0.01)
Net realized and unrealized gain on investments	1.29		4.99
Total from operations	1.29		4.98
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—
Net asset value at end of period	$22.70		$21.41
TOTAL RETURN:***	6.03%		30.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$272,456		$336,132
Ratio to average net assets of:
Expenses, net of waivers	0.63%		0.64	%†
Expenses, prior to waivers	0.65	%†††	0.67	%†
Net investment income (loss), net of waivers	0.02%		(0.10	)%†
Portfolio turnover rate ††	76%		10%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005

See Notes to Financial Statements.
75

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio

	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.54	$14.84
Net investment income**	0.08	0.06
Net realized and unrealized gain on investments	3.09	1.68
Total from operations	3.17	1.74
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
Distributions to shareholders from:
Net investment income	(0.08)	(0.04)
Tax return of capital	(0.01)	—
Total distributions	(0.09)	(0.04)
Net asset value at end of period	$19.61	$16.54
TOTAL RETURN:***	19.20%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$82,345	$66,157
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.66%†
Expenses, prior to waivers	0.80%	0.88%†
Net investment income, net of waivers	0.43%	0.42%†
Portfolio turnover rate ††	29%	29%

PowerShares Dynamic Retail Portfolio

	For the year ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.29	$15.13
Net investment income**	0.07	0.01
Net realized and unrealized gain on investments	1.71	3.16
Total from operations	1.78	3.17
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—
Distributions to shareholders from:
Net investment income	(0.05)	(0.01)
Net asset value at end of period	$20.02	$18.29
TOTAL RETURN:***	9.72%	20.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,029	$23,783
Ratio to average net assets of:
Expenses, net of waivers	0.64%	0.70	%†
Expenses, prior to waivers	1.41%	0.97	%†
Net investment income, net of waivers	0.35%	0.17	%†
Portfolio turnover rate ††	73%	11%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005

See Notes to Financial Statements.
76

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio

	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.18	$14.93
Net investment loss**	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.08)	5.30
Total from operations	(1.12)	5.25
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
Net asset value at end of period	$19.05	$20.18
TOTAL RETURN:***	(5.60)%	35.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$161,886	$106,929
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.65	%†
Expenses, prior to waivers	0.78%	0.75	%†
Net investment loss, net of waivers	(0.23)%	(0.33	)%†
Portfolio turnover rate ††	51%	42%

PowerShares Dynamic Software Portfolio

	For the year ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.44	$14.98
Net investment loss**	(0.10)	(0.08)
Net realized and unrealized gain on investments	2.05	3.54
Total from operations	1.95	3.46
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—
Net asset value at end of period	$20.39	$18.44
TOTAL RETURN:***	10.57%	23.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$71,369	$49,799
Ratio to average net assets of:
Expenses, net of waivers	0.63%	0.67	%†
Expenses, prior to waivers	0.83%	0.91	%†
Net investment loss, net of waivers	(0.51)%	(0.53	)%†
Portfolio turnover rate ††	59%	75%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005

See Notes to Financial Statements.
77

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology &

Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building &

Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration &	"Dynamic Energy Exploration & Production

Production Portfolio	Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Hardware & Consumer	"Dynamic Hardware & Consumer Electronics

Electronics Portfolio	Portfolio"

PowerShares Dynamic Healthcare Services Portfolio	"Dynamic Healthcare Services Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and

Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Dynamic Banking Portfolio and Dynamic Healthcare Services Portfolio both commenced investment operations on October 12, 2006. Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building and Construction IntellidexSM Index

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Fund	Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Hardware & Consumer Electronics Portfolio	Dynamic Hardware & Consumer Electronics IntellidexSM Index

Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

Beginning May 1, 2006 (or since inception, if later), all Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

For the period ended April 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dynamic Banking Portfolio	$21,892	$27,089
Dynamic Biotechnology & Genome Portfolio	78,242	—
Dynamic Building & Construction Portfolio	75,528	78,341
Dynamic Energy Exploration & Production Portfolio	117,014	—
Dynamic Food & Beverage Portfolio	142,996	4,427
Dynamic Hardware & Consumer Electronics Portfolio	60,870	90,842
Dynamic Healthcare Services Portfolio	47,524	—
Dynamic Insurance Portfolio	140,805	—
Dynamic Leisure and Entertainment Portfolio	146,252	—
Dynamic Media Portfolio	124,348	25,292
Dynamic Networking Portfolio	122,422	26,170
Dynamic Oil & Gas Services Portfolio	55,303	—
Dynamic Pharmaceuticals Portfolio	131,335	—
Dynamic Retail Portfolio	99,369	52,796
Dynamic Semiconductors Portfolio	126,497	—
Dynamic Software Portfolio	132,710	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

During the period ended April 30, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbursements	Net Waivers
Dynamic Biotechnology & Genome Portfolio	$(80,436)	$2,194	$(78,242)
Dynamic Oil & Gas Services Portfolio	(58,092)	2,789	(55,303)

The net amounts of waivers are also shown on the Statements of Operations.

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

The amounts subject to reimbursement to the Adviser at April 30, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic Banking Portfolio	$48,981	$48,981	$48,981
Dynamic Biotechnology & Genome Portfolio	124,909	124,909	80,436
Dynamic Building & Construction Portfolio	181,766	181,766	153,869
Dynamic Energy Exploration & Production Portfolio	148,949	148,949	117,014
Dynamic Food & Beverage Portfolio	224,372	224,372	147,423
Dynamic Hardware & Consumer Electronics Portfolio	185,290	185,290	151,712
Dynamic Healthcare Services Sector Portfolio	47,524	47,524	47,524
Dynamic Insurance Portfolio	171,237	171,237	140,805
Dynamic Leisure and Entertainment Portfolio	219,928	219,928	146,252
Dynamic Media Portfolio	225,106	225,106	149,640
Dynamic Networking Portfolio	224,484	224,484	148,592
Dynamic Oil & Gas Services Portfolio	83,696	83,696	58,092
Dynamic Pharmaceuticals Portfolio	203,520	203,520	131,335
Dynamic Retail Portfolio	187,454	187,454	152,165
Dynamic Semiconductors Portfolio	189,851	189,851	126,497
Dynamic Software Portfolio	206,116	206,116	132,710

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the American Stock Exchange (the "Licensor"). The trademarks are owned by the Licensor. These trademark have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds pay the licensing fees which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

82

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Banking Portfolio	$24,714	$—	$(174,472)	$81,844	$(256,316)	$(149,758)
Dynamic Biotechnology & Genome Portfolio	—	(19,933,720)	21,099,278	32,997,482	(11,898,204)	1,165,558
Dynamic Building & Construction Portfolio	18,249	(2,263,182)	2,398,007	2,722,636	(324,629)	153,074
Dynamic Energy Exploration & Production Portfolio(2)	96,401	(285,311)	16,023,625	16,865,463	(841,838)	15,834,715
Dynamic Food & Beverage Portfolio	422,812	(2,399,272)	3,543,046	3,855,804	(312,758)	1,566,586
Dynamic Hardware & Consumer Electronics Portfolio	—	(1,413,579)	1,106,108	1,413,731	(307,623)	(307,471)
Dynamic Healthcare Services Portfolio	—	—	1,230,839	1,560,853	(330,014)	1,230,839
Dynamic Insurance Portfolio	63,761	(774,301)	3,998,007	4,233,264	(235,257)	3,287,467
Dynamic Leisure and Entertainment Portfolio	—	(2,363,747)	3,981,010	4,417,047	(436,037)	1,617,263
Dynamic Media Portfolio	12,161	(3,733,107)	886,358	1,477,063	(590,705)	(2,834,588)
Dynamic Networking Portfolio	—	(2,322,628)	378,464	1,036,580	(658,116)	(1,944,164)
Dynamic Oil & Gas Services Portfolio	45,350	(15,026,862)	29,783,264	33,478,138	(3,694,874)	14,801,752
Dynamic Pharmaceuticals Portfolio(1)	—	(876,207)	5,802,069	8,260,004	(2,457,935)	4,925,862
Dynamic Retail Portfolio	22,155	(937,070)	765,713	1,391,111	(625,398)	(149,202)
Dynamic Semiconductors Portfolio	—	(9,430,420)	7,872,051	10,367,652	(2,495,601)	(1,558,369)
Dynamic Software Portfolio	—	(3,125,705)	6,946,900	7,682,674	(735,774)	3,821,195

83

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Banking Portfolio	$4,993,380
Dynamic Biotechnology & Genome Portfolio	237,793,930
Dynamic Building & Construction Portfolio	16,352,405
Dynamic Energy Exploration & Production Portfolio(1)	107,456,621
Dynamic Food & Beverage Portfolio	29,760,620
Dynamic Hardware & Consumer Electronics Portfolio	11,538,049
Dynamic Healthcare Services Portfolio	26,896,441
Dynamic Insurance Portfolio	54,337,426
Dynamic Leisure and Entertainment Portfolio	45,680,197
Dynamic Media Portfolio	30,491,284
Dynamic Networking Portfolio	18,316,774
Dynamic Oil & Gas Services Portfolio	242,841,186
Dynamic Pharmaceuticals Portfolio(2)	76,575,919
Dynamic Retail Portfolio	23,473,722
Dynamic Semiconductors Portfolio	154,295,569
Dynamic Software Portfolio	64,755,556

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Banking Portfolio	$44,552
Dynamic Building & Construction Portfolio	4,191
Dynamic Energy Exploration & Production Portfolio(1)	351,098
Dynamic Food & Beverage Portfolio	306,737
Dynamic Insurance Portfolio	333,066
Dynamic Leisure and Entertainment Portfolio	158,121
Dynamic Media Portfolio	58,259
Dynamic Pharmaceuticals Portfolio(2)	367,491
Dynamic Retail Portfolio	54,224
Distributions paid from Return of Capital
Dynamic Leisure and Entertainment Portfolio	$21,748
Dynamic Pharmaceuticals Portfolio(2)	27,281

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Building & Construction Portfolio	$15,330
Dynamic Energy Exploration & Production Portfolio(1)	47,068
Dynamic Food & Beverage Portfolio	143,712
Dynamic Insurance Portfolio	112,084

84

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Distributions paid from Ordinary Income
Dynamic Leisure and Entertainment Portfolio	$28,509
Dynamic Media Portfolio	34,051
Dynamic Pharmaceuticals Portfolio(2)	107,249
Dynamic Retail Portfolio	16,497

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through			Total
	2013	2014	2015	Amount
Dynamic Biotechnology & Genome Portfolio	$—	$321,497	$19,612,223	$19,933,720
Dynamic Building & Construction Portfolio	—	—	2,263,182	2,263,182
Dynamic Energy Exploration & Production Portfolio(1)	—	—	285,311	285,311
Dynamic Food & Beverage Portfolio	—	433,620	1,965,652	2,399,272
Dynamic Hardware & Consumer Electronics Portfolio	—	—	1,413,579	1,413,579
Dynamic Insurance Portfolio	—	—	774,301	774,301
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,363,747
Dynamic Media Portfolio	—	545,973	3,187,134	3,733,107
Dynamic Networking Portfolio	—	383,187	1,939,441	2,322,628
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	15,026,862
Dynamic Pharmaceuticals Portfolio(2)	164,751	66,659	644,797	876,207
Dynamic Retail Portfolio	—	—	937,070	937,070
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	9,430,420
Dynamic Software Portfolio	—	108,427	3,017,278	3,125,705

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Banking Portfolio	$287,936
Dynamic Biotechnology & Genome Portfolio	9,144,591
Dynamic Building & Construction Portfolio	319,065
Dynamic Energy Exploration & Production Portfolio(1)	3,145,151
Dynamic Food & Beverage Portfolio	337,964
Dynamic Hardware & Consumer Electronics Portfolio	221,254
Dynamic Healthcare Services Portfolio	223,615
Dynamic Insurance Portfolio	276,644

85

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Post-October Losses
Dynamic Leisure and Entertainment Portfolio	$806,391
Dynamic Media Portfolio	623,461
Dynamic Networking Portfolio	518,242
Dynamic Oil & Gas Services Portfolio	9,157,735
Dynamic Pharmaceuticals Portfolio(2)	17,022
Dynamic Retail Portfolio	399,481
Dynamic Semiconductors Portfolio	3,078,131
Dynamic Software Portfolio	866,032

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Dynamic Banking Portfolio	$19,989	$(77,971)	$57,982
Dynamic Biotechnology & Genome Portfolio	1,197,179	(20,868,583)	19,671,404
Dynamic Building & Construction Portfolio	(13,852)	(659,878)	673,730
Dynamic Energy Exploration & Production Portfolio(1)	(7,126)	(8,164,621)	8,171,747
Dynamic Food & Beverage Portfolio	(28,365)	(2,469,870)	2,498,235
Dynamic Hardware & Consumer Electronics Portfolio	40,406	(1,221,989)	1,181,583
Dynamic Healthcare Services Portfolio	80,636	(1,075,521)	994,885
Dynamic Insurance Portfolio	(26,238)	(2,621,869)	2,648,107
Dynamic Leisure and Entertainment Portfolio	4,683	(3,915,532)	3,910,849
Dynamic Media Portfolio	9,491	(3,831,219)	3,821,728
Dynamic Networking Portfolio	94,494	(5,971,189)	5,876,695
Dynamic Oil & Gas Services Portfolio	(45,370)	(22,607,287)	22,652,657
Dynamic Pharmaceuticals Portfolio(2)	51,873	(7,027,691)	6,975,818
Dynamic Retail Portfolio	5,189	(3,431,212)	3,426,023
Dynamic Semiconductors Portfolio	261,453	(9,161,280)	8,899,827
Dynamic Software Portfolio	337,468	(9,941,227)	9,603,759

(1) First tax year-end was May 31, 2006. Tax year-end was changed to April 30, 2007.

(2) First tax year-end was November 30, 2005. Tax year-end was changed to April 30, 2006.

86

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 6. Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$4,639,393	$4,403,200
Dynamic Biotechnology & Genome Portfolio	193,053,351	192,324,118
Dynamic Building & Construction Portfolio	9,090,994	9,291,459
Dynamic Energy Exploration & Production Portfolio	64,760,774	63,855,266
Dynamic Food & Beverage Portfolio	14,125,864	14,298,413
Dynamic Hardware & Consumer Electronics Portfolio	6,448,768	6,335,893
Dynamic Healthcare Services Portfolio	2,725,342	2,552,840
Dynamic Insurance Portfolio	17,394,678	17,917,106
Dynamic Leisure and Entertainment Portfolio	11,941,932	12,593,748
Dynamic Media Portfolio	11,044,989	10,768,148
Dynamic Networking Portfolio	15,035,059	15,592,520
Dynamic Oil & Gas Services Portfolio	221,286,476	222,606,187
Dynamic Pharmaceuticals Portfolio	22,520,852	22,778,127
Dynamic Retail Portfolio	14,887,405	15,866,318
Dynamic Semiconductors Portfolio	45,852,252	48,611,313
Dynamic Software Portfolio	42,534,906	39,162,446

For the period ended April 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$19,094,033	$14,182,317
Dynamic Biotechnology & Genome Portfolio	147,653,718	165,616,280
Dynamic Building & Construction Portfolio	17,140,385	23,274,756
Dynamic Energy Exploration & Production Portfolio	139,168,752	140,539,614
Dynamic Food & Beverage Portfolio	29,671,717	24,525,489
Dynamic Hardware & Consumer Electronics Portfolio	10,280,302	14,516,769
Dynamic Healthcare Services Portfolio	41,044,981	15,172,948
Dynamic Insurance Portfolio	67,664,012	44,016,383
Dynamic Leisure and Entertainment Portfolio	52,847,565	33,688,744
Dynamic Media Portfolio	46,443,928	42,003,335
Dynamic Networking Portfolio	43,864,507	53,614,971
Dynamic Oil & Gas Services Portfolio	192,104,335	258,970,752
Dynamic Pharmaceuticals Portfolio	72,523,294	69,632,615
Dynamic Retail Portfolio	80,174,829	79,345,376
Dynamic Semiconductors Portfolio	157,402,895	95,042,285
Dynamic Software Portfolio	96,759,908	87,189,833

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

87

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Transaction fees at $500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. On December 22, 2006, the Securities and Exchange Commission delayed the effective date of FIN 48, which will result in adoption for the Funds as of October 31, 2007. At this time, management is currently assessing the impact of FIN 48, if any, on the Funds' financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

88

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 25, 2007

89

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Banking Portfolio	100%	100%
Dynamic Biotechnology & Genome Portfolio	0%	0%
Dynamic Building & Construction Portfolio	100%	100%
Dynamic Energy Exploration & Production Portfolio	100%	100%
Dynamic Food & Beverage Portfolio	100%	100%
Dynamic Hardware & Consumer Electronics Portfolio	0%	0%
Dynamic Healthcare Services Portfolio	0%	0%
Dynamic Insurance Portfolio	100%	100%
Dynamic Leisure and Entertainment Portfolio	100%	100%
Dynamic Media Portfolio	100%	100%
Dynamic Networking Portfolio	0%	0%
Dynamic Oil & Gas Services Portfolio	0%	0%
Dynamic Pharmaceuticals Portfolio	100%	100%
Dynamic Retail Portfolio	100%	100%
Dynamic Semiconductors Portfolio	0%	0%
Dynamic Software Portfolio	0%	0%

90

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); Interim CFO, Priority Health (July 2006-February 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989- Present)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Marc Kole was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

91

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	79	None

Donald H. Wilson (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Donald Wilson was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

92

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998- August 2002)	79	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

93

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupations(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001- 2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

94

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited)

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Divided AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided

95

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of a consultant to the Adviser on correlation and tracking error. The Trustees concluded that Funds are correlated to their underlying index and that the tracking error was within a reasonable range.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2008. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Agreement, as well as the fees waived and expenses

96

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted the Adviser's statement that its costs of managing the Funds generally exceeded the amount payable as management fees under the Investment Advisory Agreement, and that most of the Funds were operating in a cash loss position. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

97

PowerShares        Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Annual Report.
98

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware and Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Annual Report.
99

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fun

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Annual Report.
100

PowerShares      Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

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101

PowerShares      Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

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102

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Annual Report.
103

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs area not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.
104

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-7

2007 Annual Report to Shareholders

30 April 2007

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	25

Frequency Distribution of Discounts & Premiums	26

Fees and Expenses	28

Fundamental Indices Portfolios

Schedules of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	30

PowerShares FTSE RAFI Basic Materials Sector Portfolio	44

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	45

PowerShares FTSE RAFI Consumer Services Sector Portfolio	47

PowerShares FTSE RAFI Energy Sector Portfolio	50

PowerShares FTSE RAFI Financials Sector Portfolio	51

PowerShares FTSE RAFI Health Care Sector Portfolio	54

PowerShares FTSE RAFI Industrials Sector Portfolio	56

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	59

PowerShares FTSE RAFI Utilities Sector Portfolio	61

Statements of Assets and Liabilities	62

Statements of Operations	64

Statements of Changes in Net Assets	66

Financial Highlights	68

Notes to Financial Statements	73

Report of Independent Registered Public Accounting Firm	81

Supplemental Information (Unaudited)	82

Information about Advisory Agreement (Unaudited)	87

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC.

Let me share with you the exciting events that have taken place at PowerShares as I look back over the past 12 months and at what the future may hold.

PowerShares has experienced significant growth over the past 12 months. We now have 70 exchange-traded funds ("ETFs") in the market, an increase of 33 funds from the 37 funds at the beginning of the fiscal year. PowerShares now offers more U.S. based equity ETFs than any other ETF sponsor. Assets under management increased almost 75%, from $6 billion to over $10 billion at April 30, 2007. This phenomenal growth demonstrates the continued strong demand for our original listings as well as the excellent reception of our new funds.

Of the new funds offered, 10 were FTSE RAFI funds, which were the first PowerShares Exchange-Traded Funds to be listed on the NASDAQ stock exchange, making PowerShares the only ETF sponsor to list ETFs on all three major U.S. exchanges: the American Stock Exchange, the NASDAQ, and the New York Stock Exchange.

PowerShares continues to be recognized as an innovator in the ETF marketplace. In 2007, our FTSE RAFI US 1000 Fund was awarded the most innovative new ETF at the Third Annual Global ETF Awards program.

Drawing on our increased resources as a member of the INVESCO family, we plan to introduce several PowerShares ETFs for international and global investing. These new funds will help to fulfill our goal of providing Investors with the opportunity to invest in intelligent ETFs in marketplaces around the globe.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although spikes of volatility marked the beginning and end of the reporting period, the U.S. equity marketplace provided strong results, with the S&P 500® Index posting double digit returns of 15.24%. At the beginning of the reporting period, enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by the end of summer 2006, energy prices had cooled and investors surmised the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Stocks resumed their upward path until late February of 2007, when Chinese regulators threatened to clamp down on local trading practices, causing global markets to retreat sharply. Global concerns, coupled with a slowing housing market domestically and the Fed's insistence that inflation posed a greater risk than a recession, amplified volatility. However, a strong job market, sustained earnings and indications that inflation would remain contained were enough to resume the rally by the end of the reporting period.

The telecom and utilities sectors posted the best results, while technology and industrial sectors lagged. Bond prices recovered moderately during the reporting period as the Fed ended its two year hike on rates in June of 2006 and a retracting housing market eased inflation concerns. With a few bumps along the way, commodity prices continued their upward march.

3

Manager's Analysis

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE US 1500 Small-Mid Index. The FTSE US 1500 Small-Mid Index is designed to track the performance of the small and medium-sized U.S. equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio returned 13.42%, ahead of the Russell 2000® Index which returned 11.72%.

Relative to the Russell 2000® Index, the industrials, consumer discretionary, and information technology sectors generated the greatest relative out-performance.

Industry Breakdown (% of the Fund's

Net Assets)

Financials	21.1
Consumer Discretionary	18.3
Industrials	16.6
Information Technology	15.1
Health Care	8.5
Energy	7.7
Materials	5.5
Consumer Staples	3.2
Telecommunication Services	1.8
Utilities	1.4
Money Market Fund	0.2
Other	0.6

Style Allocation (%)

Small-Cap Value	55.7
Small-Cap Growth	26.2
Mid-Cap Growth	15.1
Mid-Cap Value	2.9
Large-Cap Growth	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Cabela's, Inc., Class A	0.2
Ryerson, Inc.	0.2
Jo-Ann Stores, Inc.	0.2
Chico's FAS, Inc.	0.2
Western Refining, Inc.	0.2
Fastenal Co.	0.2
Jarden Corp.	0.2
Blyth, Inc.	0.2
Denbury Resources, Inc.	0.2
Helmerich & Payne, Inc.	0.2
Total	2.0

4

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE US 1500 Small-Mid Index	14.22
Russell 2000® Index	11.72
S&P Small Cap Index	12.55

Fund

NAV Return	13.42
Share Price Return	13.35

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.73% while the Fund's gross annualized total operating expense ratio was 0.92%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Index and the S&P Small Cap Index are unmanaged indices based on the average performance of approximately 2,000 and 600 common stocks, respectively.

5

Manager's Analysis

PowerShares FTSE RAFI Basic Materials Sector Portfolio (ticker: PRFM)

The PowerShares FTSE RAFI Basic Materials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Basic Materials Sector Index. The FTSE Basic Materials Sector Index is designed to track the performance of the largest U.S. equities in the Basic Materials sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Basic Materials Sector Portfolio returned 26.17%, ahead of the S&P Materials Index which returned 24.99%.

Top contributors to the portfolio were E.I. du Pont de Nemours and Co., Alcoa, Inc., and Dow Chemicals Co. The index also benefited from underweighting Newmont Mining Corp.

Industry Breakdown (% of the Fund's

Net Assets)

Chemicals	54.1
Mining	15.8
Forest Products & Paper	12.4
Iron/Steel	8.5
Coal	4.3
Metal/Fabricate Hardware	1.7
Household Products/Wares	1.0
Money Market Fund	0.4
Other	1.8

Style Allocation (%)

Large-Cap Value	50.0
Mid-Cap Value	27.1
Large-Cap Growth	9.2
Mid-Cap Growth	8.5
Small-Cap Value	2.9
Small-Cap Growth	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Dow Chemical (The) Co.	10.7
Alcoa, Inc.	9.7
International Paper Co.	8.8
E.I. du Pont de Nemours and Co.	7.6
PPG Industries, Inc.	4.2
Weyerhaeuser Co.	3.6
Air Products & Chemicals, Inc.	3.5
Monsanto Co.	3.3
Praxair, Inc.	3.2
Nucor Corp.	2.9
Total	57.5

6

Manager's Analysis (Continued)

PowerShares FTSE RAFI Basic Materials Sector Portfolio (ticker: PRFM)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Basic Materials Sector Index	27.25
S&P Materials Index	24.99
Dow Jones Basic Materials Index	25.58

Fund

NAV Return	26.17
Share Price Return	26.21

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.76% while the Fund's gross annualized total operating expense ratio was 1.18%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index and the Dow Jones Basic Materials Index are unmanaged indices based on the average performance of approximately 30 and 90 common stocks, respectively.

7

Manager's Analysis

PowerShares FTSE RAFI Consumer Goods Sector Portfolio (ticker: PRFG)

The PowerShares FTSE RAFI Consumer Goods Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Consumer Goods Sector Index. The FTSE Consumer Goods Sector Index is designed to track the performance of the largest U.S. equities in the Consumer Goods sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Consumer Goods Sector Portfolio returned 10.78%, ahead of S&P Consumer Staples Index which returned 7.86%.

Top contributors to the portfolio were Time Warner, Goodyear Tire & Rubber (The) Co., and McDonald's Corp.

The portfolio benefited from overweighting Goodyear Tire & Rubber (The) Co., and underweighting Starbucks Corp.

Industry Breakdown (% of the Fund's

Net Assets)

Food	19.2
Auto Manufacturers	18.7
Agriculture	14.9
Beverages	13.5
Cosmetics/Personal Care	8.3
Auto Parts & Equipment	5.6
Home Builders	4.7
Apparel	3.0
Household Products/Wares	3.0
Miscellaneous Manufacturing	1.5
Home Furnishings	1.2
Hand/Machine Tools	0.9
Leisure Time	0.9
Toys/Games/Hobbies	0.8
Distribution/Wholesale	0.7
Textiles	0.7
Housewares	0.6
Software	0.5
Office Furnishings	0.3
Electrical Components & Equipment	0.2
Electronics	0.1
Machinery-Diversified	0.1
Pharmaceuticals	0.1
Money Market	0.7
Other	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
General Motors Corp.	9.7
Altria Group, Inc.	9.5
Ford Motor Co.	9.1
Kraft Foods, Inc., Class A	7.3
Procter & Gamble Co.	5.8
Coca-Cola (The) Co.	5.0
PepsiCo, Inc.	3.6
Kimberly-Clark Corp.	1.9
Anheuser-Busch Cos., Inc.	1.8
Archer-Daniels-Midland Co.	1.6
Total	55.3

Style Allocation (%)

Large-Cap Value	42.9
Mid-Cap Value	26.2
Large-Cap Growth	23.8
Small-Cap Value	4.7
Mid-Cap Growth	1.9
Small-Cap Growth	0.5

8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio (ticker: PRFG)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Consumer Goods Sector Index	11.57
S&P Consumer Staples Index	7.86
Dow Jones Consumer Goods Index	10.78

Fund

NAV Return	10.78
Share Price Return	10.82

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.76% while the Fund's gross annualized total operating expense ratio was 1.27%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and the Dow Jones Consumer Goods Index are unmanaged indices based on the average performance of approximately 39 and 160 common stocks, respectively.

9

Manager's Analysis

PowerShares FTSE RAFI Consumer Services Sector Portfolio (ticker: PRFS)

The PowerShares FTSE RAFI Consumer Services Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Consumer Services Sector Index. The FTSE Consumer Services Sector Index is designed to track the performance of the largest U.S. equities in the Consumer Services sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Consumer Services Sector Portfolio returned 12.78%, behind S&P Consumer Discretionary Index which returned 13.26%.

Top contributors to the portfolio were Altria Group, Inc., Kroger (The) Co., and Coca Cola (The) Co.

The portfolio benefited from overweighting Kroger (The) Co., and underweighting Walgreen Co.

Industry Breakdown (% of the Fund's

Net Assets)

Retail	47.6
Media	24.3
Food	7.2
Commercial Services	5.1
Internet	3.1
Pharmaceuticals	3.0
Lodging	2.8
Leisure Time	2.0
Advertising	1.5
Airlines	1.3
Entertainment	0.9
Transporation	0.2
Household Products/Wares	0.1
Software	0.1
Trucking & Leasing	0.1
Money Market Fund	0.3
Other	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Wal-Mart Stores, Inc.	11.1
Time Warner, Inc.	4.8
Home Depot, Inc.	3.8
CVS Caremark Corp.	3.8
Kroger (The) Co.	2.7
Walt Disney (The) Co.	2.6
Comcast Corp., Class A	2.3
Target Corp.	2.2
McDonald's Corp.	2.2
CBS Corp., Class B	2.2
Total	37.7

Style Allocation (%)

Large-Cap Value	34.9
Large-Cap Growth	33.0
Mid-Cap Value	18.1
Mid-Cap Growth	8.1
Small-Cap Value	4.8
Small-Cap Growth	1.1

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio (ticker: PRFS)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Consumer Services Sector Index	13.37
S&P Consumer Discretionary Index	13.26
Dow Jones Consumer Services Index	11.22

Fund

NAV Return	12.78
Share Price Return	12.82

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.77% while the Fund's gross annualized total operating expense ratio was 1.40%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and the Dow Jones Consumer Services Index are unmanaged indices based on the average performance of approximately 86 and 250 common stocks, respectively.

11

Manager's Analysis

PowerShares FTSE RAFI Energy Sector Portfolio (ticker: PRFE)

The PowerShares FTSE RAFI Energy Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Oil & Gas Index. The FTSE Energy Sector Index is designed to track the performance of the largest U.S. equities in the Energy sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Energy Sector Portfolio returned 27.86%, ahead of S&P Energy Index which returned 25.90%.

Top contributors to the portfolio were Exxon Mobil Corp., Chevron Corp., and ConocoPhillips.

The portfolio benefited from overweighting Tesoro Corp. and Chevron Corp.

Industry Breakdown (% of the Fund's

Net Assets)

Oil & Gas	83.2
Oil & Gas Services	10.9
Pipelines	4.6
Electric	1.5
Money Market Fund	0.3
Other	(0.5)

Style Allocation (%)

Large-Cap Value	65.5
Large-Cap Growth	17.3
Mid-Cap Value	9.5
Mid-Cap Growth	6.4
Small-Cap Value	1.3

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Exxon Mobil Corp.	21.0
Chevron Corp.	20.2
ConocoPhillips	6.4
Marathon Oil Corp.	4.4
Valero Energy Corp.	4.1
Occidental Petroleum Corp.	3.8
Schlumberger Ltd. (Netherlands)	3.1
Devon Energy Corp.	2.7
Anadarko Petroleum Corp.	2.5
El Paso Corp.	2.1
Total	70.3

12

Manager's Analysis (Continued)

PowerShares FTSE RAFI Energy Sector Portfolio (ticker: PRFE)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Oil & Gas Index	28.51
S&P Energy Index	25.90
Dow Jones Oil & Gas Index	26.07

Fund

NAV Return	27.86
Share Price Return	27.82

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 1.09%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index and the Dow Jones Oil & Gas Index are unmanaged indices based on the average performance of approximately 29 and 70 common stocks, respectively.

13

Manager's Analysis

PowerShares FTSE RAFI Financials Sector Portfolio (ticker: PRFF)

The PowerShares FTSE RAFI Financials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Financials Sector Index. The FTSE Financials Sector Index is designed to track the performance of the largest U.S. equities in the Financials sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Financials Sector Portfolio returned 8.62%, slightly behind the S&P Financials Index which returned 9.10%.

Top contributors to the portfolio were Citigroup, Inc., JPMorgan Chase & Co., and Berkshire Hathaway, Inc., Class B.

The index benefited from overweighting Berkshire Hathaway, Inc., Class B and Equity Office Properties, and underweighting Bank of America Corp.

Industry Breakdown (% of the Fund's

Net Assets)

Diversified Financial Services	34.4
Insurance	28.7
Banks	23.3
REITS	7.8
Savings & Loans	2.8
Investment Companies	0.5
Forest Products & Paper	0.3
Commercial Services	0.2
Software	0.2
Real Estate	0.1
Money Market Fund	0.1
Other	1.6

Style Allocation (%)

Large-Cap Value	68.1
Mid-Cap Value	18.7
Large-Cap Growth	6.1
Mid-Cap Growth	3.8
Small-Cap Value	2.4
Small-Cap Growth	0.9

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
JPMorgan Chase & Co.	12.0
Citigroup, Inc.	6.8
American International Group, Inc.	4.7
Berkshire Hathaway, Inc., Class B	4.6
Wells Fargo & Co.	3.5
Bank of America Corp.	2.9
Wachovia Corp.	2.8
Morgan Stanley	2.5
Merrill Lynch & Co., Inc.	2.0
Freddie Mac	1.9
Total	43.7

14

Manager's Analysis (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio (ticker: PRFF)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Financials Sector Index	9.30
S&P Financials Index	9.10
Dow Jones Financials Index	6.94

Fund

NAV Return	8.62
Share Price Return	8.66

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.78% while the Fund's gross annualized total operating expense ratio was 1.44%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index and the Dow Jones Financials Index are unmanaged indices based on the average performance of approximately 89 and 300 common stocks, respectively.

15

Manager's Analysis

PowerShares FTSE RAFI Health Care Sector Portfolio (ticker: PRFH)

The PowerShares FTSE RAFI Health Care Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Health Care Sector Index. The FTSE Health Care Sector Index is designed to track the performance of the largest U.S. equities in the Health Care sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Health Care Sector Portfolio returned 9.38%, slightly ahead of S&P Health Care Index which returned 9.26%.

Top contributors to the portfolio were Merck & Co., Inc., Schering Plough Corp., and Bristol-Myers Squibb Co.

The portfolio benefited from overweighting Merck & Co., Inc. and underweighting Amgen, Inc.

Industry Breakdown (% of the Fund's

Net Assets)

Pharmaceuticals	55.6
Healthcare-Products	21.1
Healthcare-Services	14.4
Biotechnology	5.9
Insurance	1.5
Electronics	0.7
Distribution/Wholesale	0.2
Health Care Equipment & Supplies	0.2
Money Market	0.4
Other	0.0

Style Allocation (%)

Large-Cap Value	58.7
Large-Cap Growth	27.6
Mid-Cap Growth	8.0
Mid-Cap Value	4.7
Small-Cap Value	1.0

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Pfizer, Inc.	14.1
Merck & Co., Inc.	12.1
Johnson & Johnson	10.5
Bristol-Myers Squibb Co.	6.2
Abbott Laboratories	5.0
Eli Lilly & Co.	4.5
Wyeth	4.5
WellPoint, Inc.	3.1
UnitedHealth Group, Inc.	2.7
Schering-Plough Corp.	2.6
Total	65.3

16

Manager's Analysis (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio (ticker: PRFH)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Health Care Sector Index	9.91
S&P Health Care Index	9.26
Dow Jones Health Care Index	8.38

Fund

NAV Return	9.38
Share Price Return	9.37

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.75% while the Fund's gross annualized total operating expense ratio was 1.11%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index and the Dow Jones Health Care Index are unmanaged indices based on the average performance of approximately 56 and 180 common stocks, respectively.

17

Manager's Analysis

PowerShares FTSE RAFI Industrials Sector Portfolio (ticker: PRFN)

The PowerShares FTSE RAFI Industrials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Industrials Sector Index. The FTSE Industrials Sector Index is designed to track the performance of the largest U.S. equities in the Industrials sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Industrials Sector Portfolio returned 17.01%, ahead of S&P Industrials Index which returned 13.90%.

Top contributors to the portfolio were General Electric Co., Tyco International Ltd., and Honeywell International, Inc.

The portfolio benefited from overweighting Navistar International Corp., and underweighting United Parcel Service, Inc., Class B.

Industry Breakdown (% of the Fund's

Net Assets)

Miscellaneous Manufacturing	37.9
Aerospace/Defense	13.3
Transportation	12.2
Commercial Services	4.8
Electronics	4.1
Software	3.8
Packaging & Containers	3.1
Machinery-Diversified	2.6
Machinery-Construction & Mining	2.5
Electrical Components & Equipment	2.2
Environmental Control	2.2
Building Materials	1.9
Engineering & Construction	1.6
Forest Products & Paper	1.6
Auto Manufacturers	1.1
Computers	0.6
Household Products/Wares	0.6
Metal Fabricate/Hardware	0.6
Distribution/Wholesale	0.5
Chemicals	0.4
Mining	0.4
Electric	0.3
Hand/Machine Tools	0.2
Telecommunications	0.2
Trucking & Leasing	0.2
Internet	0.1
Retail	0.1
Money Market	0.1
Other	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
General Electric Co.	21.5
Tyco International Ltd. (Bermuda)	3.5
United Parcel Service, Inc., Class B	3.4
Boeing Co.	3.1
3M Co.	2.9
United Technologies Corp.	2.7
Honeywell International, Inc.	2.4
Caterpillar, Inc.	2.3
Northrop Grumman Corp.	1.8
Emerson Electric Co.	1.8
Total	45.4

Style Allocation (%)

Large-Cap Value	51.3
Mid-Cap Value	21.8
Large-Cap Growth	13.4
Mid-Cap Growth	9.5
Small-Cap Value	3.8
Small-Cap Growth	0.2

18

Manager's Analysis (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio (ticker: PRFN)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Industrials Sector Index	17.56
S&P Industrials Index	13.90
Dow Jones Industrials Index	15.42

Fund

NAV Return	17.01
Share Price Return	16.96

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.73% while the Fund's gross annualized total operating expense ratio was 1.00%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index and the Dow Jones Industrials Index are unmanaged indices based on the average performance of approximately 52 and 270 common stocks, respectively.

19

Manager's Analysis

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (ticker: PRFQ)

The PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Telecommunications & Technology Sector Index. The FTSE Telecommunications & Technology Sector Index is designed to track the performance of the largest U.S. equities in the Telecommunications & Technology sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio returned 12.15%, ahead of S&P Technology and Telecom Index which returned 11.17%.

Top contributors to the portfolio were Microsoft Corp., International Business Machines Corp., Hewlett Packard Co., AT&T, Inc., and Verizon Communications, Inc.

The portfolio benefited from overweighting Avnet, Inc. and underweighting Advanced Micro Devices, Inc.

Industry Breakdown (% of the Fund's

Net Assets)

Telecommunications	41.8
Computers	20.5
Software	18.2
Semiconductors	12.7
Internet	2.3
Distribution/Wholesale	2.2
Office/Business Equipment	2.1
Holding Companies-Diversified	0.2
Retail	0.1
Money Market Fund	0.2
Other	(0.3)

Style Allocation (%)

Large-Cap Growth	44.6
Large-Cap Value	36.2
Mid-Cap Growth	8.7
Mid-Cap Value	8.1
Small-Cap Value	2.0
Small-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Microsoft Corp.	14.5
Verizon Communications, Inc.	11.2
AT&T, Inc.	10.7
Intel Corp.	6.2
International Business Machines Corp.	5.6
Sprint Nextel Corp.	4.2
Hewlett-Packard Co.	3.7
Cisco Systems, Inc.	3.2
Dell, Inc.	2.6
Motorola, Inc.	2.1
Total	64.0

20

Manager's Analysis (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (ticker: PRFQ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Telecommunications & Technology Sector Index	12.97
S&P Technology and Telecom Index	11.17
Dow Jones Technology Index	10.43

Fund

NAV Return	12.15
Share Price Return	12.25

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.75% while the Fund's gross annualized total operating expense ratio was 1.17%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Technology and Telecom Index and the Dow Jones Technology Index are unmanaged indices based on the average performance of approximately 88 and 252 common stocks, respectively.

21

Manager's Analysis

PowerShares FTSE RAFI Utilities Sector Portfolio (ticker: PRFU)

The PowerShares FTSE RAFI Utilities Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Utilities Sector Index. The FTSE Utilities Sector Index is designed to track the performance of the largest U.S. equities in the Utilities sector, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Since its inception on September 20, 2006 until April 30, 2007, the PowerShares FTSE RAFI Utilities Sector Portfolio returned 23.87%, behind S&P Utilities Index which returned 25.52%.

Top contributors to the portfolio were Reliant Energy, Inc., American Electric Power Co., Inc., and FPL Group, Inc.

The portfolio benefited from overweighting Reliant Energy, Inc., and underweighting TXU Corp.

Industry Breakdown (% of the Fund's

Net Assets)

Electric	84.4
Gas	9.6
Pipelines	4.7
Environmental Control	0.5
Water	0.2
Money Market Fund	0.5
Other	0.1

Style Allocation (%)

Large-Cap Value	47.7
Mid-Cap Value	33.2
Mid-Cap Growth	8.6
Small-Cap Value	7.0
Large-Cap Growth	3.5

Top Ten Fund Holdings (% of the Fund's

Net Assets)

Security
Exelon Corp.	5.0
Southern Co.	4.8
American Electric Power Co., Inc.	4.6
Dominion Resources, Inc.	4.5
Duke Energy Corp.	3.8
FirstEnergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.1
FPL Group, Inc.	3.0
Progress Energy, Inc.	2.9
Entergy Corp.	2.8
Total	37.9

22

Manager's Analysis (Continued)

PowerShares FTSE RAFI Utilities Sector Portfolio (ticker: PRFU)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2007

Index

Fund Inception Cumulative
FTSE Utilities Sector Index	24.59
S&P Utilities Index	25.52
Dow Jones Utilities Index	22.76

Fund

NAV Return	23.87
Share Price Return	23.65

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.75% while the Fund's gross annualized total operating expense ratio was 1.19%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Utilities Index and the Dow Jones Utilities Index are unmanaged indices based on the average performance of approximately 31 and 90 common stocks, respectively.

23

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Funds' Distribution History

	Ex-Dividend	4/13/07	3/16/07	3/15/07	2/15/07	1/15/07	12/15/06
	Record	4/17/07	3/20/07	3/20/07	2/20/07	1/17/07	12/19/06
	Payable	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06
Fund	Ticker
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PRFZ	—	0.03020	—	—	—	0.14258
PowerShares FTSE RAFI Basic Materials Sector Portfolio	PRFM	—	0.05952	—	—	—	0.59859
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PRFG	—	—	—	—	—	0.32984
PowerShares FTSE RAFI Consumer Services Sector Portfolio	PRFS	—	—	—	—	—	0.09283
PowerShares FTSE RAFI Energy Sector Portfolio	PRFE	—	0.10320	—	—	—	0.10379
PowerShares FTSE RAFI Financials Sector Portfolio	PRFF	—	—	—	—	—	0.41582
PowerShares FTSE RAFI Health Care Sector Portfolio	PRFH	—	0.23850	—	—	—	0.13869
PowerShares FTSE RAFI Industrials Sector Portfolio	PRFN	—	0.11650	—	—	—	0.21147
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PRFQ	—	0.09750	—	—	—	0.14861
PowerShares FTSE RAFI Utilities Sector Portfolio	PRFU	—	0.26830	—	—	—	0.38618

25

Frequency Distribution of Discounts & Premiums

Since Inception thru April 30, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	9/20/06	152	60	3	0	0	1	0
PRFM	PowerShares FTSE RAFI Basic Materials Sector Portfolio	9/20/06	152	64	0	0	0	0	0
PRFG	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	9/20/06	152	78	3	0	0	0	0
PRFS	PowerShares FTSE RAFI Consumer Services Sector Portfolio	9/20/06	152	71	2	0	0	0	0
PRFE	PowerShares FTSE RAFI Energy Sector Portfolio	9/20/06	152	66	2	0	0	0	0
PRFF	PowerShares FTSE RAFI Financials Sector Portfolio	9/20/06	152	69	0	0	0	0	0
PRFH	PowerShares FTSE RAFI Health Care Sector Portfolio	9/20/06	152	77	1	1	0	0	0
PRFN	PowerShares FTSE RAFI Industrials Sector Portfolio	9/20/06	152	74	2	0	0	0	0
PRFQ	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	9/20/06	152	66	3	0	0	0	0
PRFU	PowerShares FTSE RAFI Utilities Sector Portfolio	9/20/06	152	48	0	0	0	0	0

26

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PRFZ	87	1	0	0	0	0
PRFM	88	0	0	0	0	0
PRFG	69	2	0	0	0	0
PRFS	79	0	0	0	0	0
PRFE	84	0	0	0	0	0
PRFF	82	1	0	0	0	0
PRFH	73	0	0	0	0	0
PRFN	76	0	0	0	0	0
PRFQ	83	0	0	0	0	0
PRFU	103	1	0	0	0	0

27

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Actual	$1,000.00	$1,087.71	0.72%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.72%	$3.61
PowerShares FTSE RAFI Basic Materials Sector Portfolio Actual	$1,000.00	$1,179.57	0.77%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86
PowerShares FTSE RAFI Consumer Goods Sector Portfolio Actual	$1,000.00	$1,069.39	0.77%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86
PowerShares FTSE RAFI Consumer Services Sector Portfolio Actual	$1,000.00	$1,072.98	0.79%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96

28

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Energy Sector Portfolio Actual	$1,000.00	$1,167.67	0.74%	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	0.74%	$3.71
PowerShares FTSE RAFI Financials Sector Portfolio Actual	$1,000.00	$1,050.81	0.79%	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96
PowerShares FTSE RAFI Health Care Sector Portfolio Actual	$1,000.00	$1,100.59	0.75%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Industrials Sector Portfolio Actual	$1,000.00	$1,123.00	0.73%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.73%	$3.66
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio Actual	$1,000.00	$1,077.02	0.75%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Utilities Sector Portfolio Actual	$1,000.00	$1,163.87	0.76%	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

29

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.2%
	Consumer Discretionary—18.3%
1,279	4Kids Entertainment, Inc.*	$20,809
1	99 Cents Only Stores*	14
1,912	A.C. Moore Arts & Crafts, Inc.*	39,253
3,841	Aaron Rents, Inc.	108,969
2,186	Aeropostale, Inc.*	89,954
7,192	AFC Enterprises, Inc.*	136,720
2,196	Aftermarket Technology Corp.*	60,675
953	Ambassadors Group, Inc.	31,945
2,790	Ameristar Casinos, Inc.	84,704
3,551	Applebee's International, Inc.	96,516
729	Arbitron, Inc.	35,925
2,406	Arctic Cat, Inc.	42,827
541	Avatar Holdings, Inc.*	40,613
2,676	Bally Technologies, Inc.*	62,618
1,052	Bandag, Inc.	53,063
1,090	Bandag, Inc., Class A	54,805
2,295	Bebe Stores, Inc.	40,163
1,669	Big 5 Sporting Goods Corp.	42,726
774	BJ's Restaurants, Inc.*	15,937
328	Blue Nile, Inc.*	15,436
4,464	Bluegreen Corp.*	49,327
5,893	Blyth, Inc.	153,807
3,172	Bob Evans Farms, Inc.	116,412
1,134	Bright Horizons Family Solutions, Inc.*	43,795
3,543	Brookfield Homes Corp.	120,320
3,188	Brown Shoe Co., Inc.	86,012
1,400	Buckle (The), Inc.	49,868
4,787	Building Material Holding Corp.	69,507
7,797	Cabela's, Inc., Class A*	184,944
1,201	California Pizza Kitchen, Inc.*	40,125
6,658	Callaway Golf Co.	119,578
2,080	Carmike Cinemas, Inc.	51,958
2,721	Carter's, Inc.*	71,290
1,761	Catalina Marketing Corp.	55,824
3,174	Cato (The) Corp., Class A	68,590
2,135	CEC Entertainment, Inc.*	88,965
833	Central European Media Enterprises Ltd., Class A (Bermuda)*	75,087
8,457	Champion Enterprises, Inc.*	86,938
1,396	Charlotte Russe Holding, Inc.*	38,153
2,827	Cheesecake Factory (The), Inc.*	78,025
6,077	Chico's FAS, Inc.*	160,189
1,665	Children's Place Retail Stores (The), Inc.*	88,029
696	Chipotle Mexican Grill, Inc., Class A*	45,400
1,060	Choice Hotels International, Inc.	39,898
1,704	Christopher & Banks Corp.	29,496
1,119	Churchill Downs, Inc.	52,246
12,750	Citadel Broadcasting Corp.	117,045
4,378	CKE Restaurants, Inc.	88,917
1,623	CKX, Inc.*	16,928
1,526	Coinstar, Inc.*	47,443

Number of Shares		Value
	Common Stocks (Continued)
2,860	Coldwater Creek, Inc.*	$59,202
2,155	Columbia Sportswear Co.	134,903
1,977	Conn's, Inc.*	51,303
5,554	Corinthian Colleges, Inc.*	76,812
6,374	Cost Plus, Inc.*	62,147
654	Courier Corp.	26,029
9,534	Cox Radio, Inc., Class A*	134,620
87	CROCS, Inc.*	4,862
3,881	Crown Media Holdings, Inc., Class A*	22,199
1,150	CSS Industries, Inc.	45,885
2,415	CTC Media, Inc.*	62,983
7,005	Cumulus Media, Inc., Class A*	65,777
2,118	DEB Shops, Inc.	58,287
379	Deckers Outdoor Corp.*	28,702
1,116	dELiA*s, Inc.*	9,609
3,394	DeVry, Inc.	111,968
2,412	Dick's Sporting Goods, Inc.*	135,289
3,796	Domino's Pizza, Inc.*	122,421
4,122	DreamWorks Animation SKG, Inc., Class A*	120,692
3,311	Dress Barn, Inc.*	65,922
1,372	Drew Industries, Inc.*	39,472
1,749	DSW, Inc., Class A*	67,791
3,456	Educate, Inc.*	26,404
11,177	Emmis Communications Corp., Class A*	111,658
3,881	Entercom Communications Corp., Class A	107,659
10,269	Entravision Communications Corp., Class A*	100,739
3,396	Ethan Allen Interiors, Inc.	119,879
4,557	Finish Line (The), Inc., Class A	60,107
558	Fisher Communications, Inc.*	27,074
8,569	Fleetwood Enterprises, Inc.*	71,380
3,633	Fossil, Inc.*	102,342
5,133	Fred's, Inc.	74,121
1,665	Gaylord Entertainment Co.*	91,242
21,320	Gemstar-TV Guide International, Inc.*	94,661
2,166	Genesco, Inc.*	109,773
6,811	Gentex Corp.	121,236
6,176	Gray Television, Inc.	65,898
982	GSI Commerce, Inc.*	21,702
1,635	Guess?, Inc.	64,419
2,385	Guitar Center, Inc.*	110,426
1,462	Gymboree (The) Corp.*	55,819
4,008	Harte-Hanks, Inc.	104,609
3,554	Haverty Furniture Cos., Inc.	45,349
2,767	Helen of Troy Ltd. (Bermuda)*	62,811
1,015	Hibbett Sports, Inc.*	29,587
5,042	HOT Topic, Inc.*	56,924
597	Iconix Brand Group, Inc.*	12,018
1,069	IHOP Corp.	62,985
4,648	Interactive Data Corp.	133,072
2,290	International Speedway Corp., Class A	113,126
4,512	Isle of Capri Casinos, Inc.*	110,273
919	ITT Educational Services, Inc.*	89,336

See Notes to Financial Statements.
30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
289	J Crew Group, Inc.*	$11,702
1,269	Jackson Hewitt Tax Service, Inc.	34,999
2,684	JAKKS Pacific, Inc.*	64,497
3,731	Jarden Corp.*	157,224
5,370	Jo-Ann Stores, Inc.*	160,831
2,564	John Wiley & Sons, Inc., Class A	96,022
1,074	Jos. A. Bank Clothiers, Inc.*	41,499
9,099	Journal Communications, Inc., Class A	122,746
6,710	Journal Register Co.	39,388
6,948	K2, Inc.*	104,845
1,692	Kenneth Cole Productions, Inc., Class A	42,825
1,101	Keystone Automotive Industries, Inc.*	36,619
5,088	Kimball International, Inc., Class B	91,584
4,485	Krispy Kreme Doughnuts, Inc.*	43,639
1,568	K-Swiss, Inc., Class A	45,284
2,898	Landry's Restaurants, Inc.	86,071
1,897	Laureate Education, Inc.*	112,018
6,436	Leapfrog Enterprises, Inc.*	70,539
4,440	Lee Enterprises, Inc.	116,239
2,740	Levitt Corp., Class A	23,263
1,052	Life Time Fitness, Inc.*	54,073
7,928	Lin TV Corp., Class A*	126,531
3,997	Lithia Motors, Inc., Class A	107,719
2,096	LKQ Corp.*	47,328
2,906	M/I Homes, Inc.	86,395
2,748	Marcus Corp.	59,714
2,164	Marine Products Corp.	19,065
967	Martha Stewart Living Omnimedia, Inc., Class A	18,383
2,570	Marvel Entertainment, Inc.*	75,892
1,400	Matthews International Corp., Class A	59,024
3,249	Media General, Inc., Class A	119,368
17,273	Mediacom Communications Corp., Class A*	149,066
3,079	Men's Wearhouse (The), Inc.	133,228
4,951	Modine Manufacturing Co.	114,517
4,018	Monaco Coach Corp.	61,596
392	Morningstar, Inc.*	20,411
2,449	MTR Gaming Group, Inc.*	39,160
3,392	Multimedia Games, Inc.*	37,990
532	National Presto Industries, Inc.	31,436
3,276	Nautilus, Inc.	45,242
1,874	NetFlix, Inc.*	41,547
4,795	New York & Co., Inc.*	66,986
212	NutriSystem, Inc.*	13,144
3,056	Oakley, Inc.	73,741
3,321	O'Charleys, Inc.*	70,106
1,101	Orient-Express Hotels Ltd., Class A (Bermuda)	57,968
934	Overstock.com, Inc.*	16,765
1,296	Oxford Industries, Inc.	60,160
6,628	Pacific Sunwear of California, Inc.*	138,724
3,623	Palm Harbor Homes, Inc.*	53,802

Number of Shares		Value
	Common Stocks (Continued)
879	Panera Bread Co., Class A*	$48,952
2,533	Papa John's International, Inc.*	77,788
2,861	Penn National Gaming, Inc.*	138,301
1,280	PF Chang's China Bistro, Inc.*	48,960
2,030	Phillips-Van Heusen Corp.	113,477
2,227	Pinnacle Entertainment, Inc.*	62,534
2,160	Pool Corp.	86,681
694	Pre-Paid Legal Services, Inc.	39,593
1,341	Priceline.com, Inc.*	74,613
35,831	PRIMEDIA, Inc.*	89,578
9,015	Quiksilver, Inc.*	119,900
566	R.H. Donnelley Corp.*	44,199
13,545	Radio One, Inc., Class D*	95,628
2,575	Rare Hospitality International, Inc.*	74,984
1,421	RC2 Corp.*	56,641
1,414	RCN Corp.*	38,206
985	Red Robin Gourmet Burgers, Inc.*	39,006
3,291	Regis Corp.	125,815
3,260	Ruby Tuesday, Inc.	87,238
6,671	Russ Berrie & Co., Inc.	100,265
2,917	Salem Communications Corp., Class A*	33,604
2,856	Sauer-Danfoss, Inc.	85,166
2,761	Scientific Games Corp., Class A*	91,914
3,957	Sealy Corp.	67,467
2,053	Select Comfort Corp.*	38,063
639	Shuffle Master, Inc.*	10,882
7,346	Sinclair Broadcast Group, Inc., Class A	119,960
2,264	Skechers U.S.A., Inc., Class A*	71,090
1,038	Skyline Corp.	34,098
518	Smith & Wesson Holding Corp.*	7,107
3,605	Sonic Corp.*	80,896
1,182	Sotheby's	61,015
8,015	Source Interlink Cos., Inc.*	51,857
2,597	Speedway Motorsports, Inc.	100,764
3,505	Stage Stores, Inc.	77,285
1,723	Stamps.com, Inc.*	24,312
3,217	Steak n Shake (The) Co.*	52,019
4,732	Stein Mart, Inc.	77,132
701	Steiner Leisure Ltd. (Bahamas)*	33,984
918	Steven Madden Ltd.*	27,311
9,139	Stewart Enterprises, Inc., Class A	68,725
252	Strayer Education, Inc.	31,334
3,103	Stride Rite (The) Corp.	43,752
4,315	Superior Industries International, Inc.	98,598
3,448	Systemax, Inc.*	58,719
3,115	Tarragon Corp.	31,181
15,360	Technical Olympic USA, Inc.	67,123
3,788	Tempur-Pedic International, Inc.	98,374
2,545	Texas Roadhouse, Inc., Class A*	37,208
2,547	Thor Industries, Inc.	101,447
2,275	Tractor Supply Co.*	117,709
787	Triarc Cos., Inc., Class A	13,930

See Notes to Financial Statements.
31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,735	Triarc Cos., Inc., Class B	$28,228
7,601	Trump Entertainment Resorts, Inc.*	123,364
3,963	Tuesday Morning Corp.	55,323
1,992	Tween Brands, Inc.*	78,007
423	Under Armour, Inc., Class A*	21,362
1,475	UniFirst Corp.	62,068
947	Universal Technical Institute, Inc.*	23,741
3,803	Urban Outfitters, Inc.*	97,965
1,914	Vail Resorts, Inc.*	109,136
5,835	Valassis Communications, Inc.*	111,799
2,854	ValueVision Media, Inc., Class A*	32,279
550	Vertrue, Inc.*	26,026
406	Volcom, Inc.*	17,056
4,307	Warnaco Group (The), Inc.*	121,802
2,138	Weight Watchers International, Inc.	102,603
3,346	West Marine, Inc.*	49,186
13,435	Westwood One, Inc.	91,492
1,958	Winnebago Industries, Inc.	62,773
1,116	WMS Industries, Inc.*	44,484
2,991	Wolverine World Wide, Inc.	85,483
1,028	Wynn Resorts Ltd.*	105,072
389	Zumiez, Inc.*	15,350
		15,713,191
	Consumer Staples—3.2%
390	Alico, Inc.	22,819
11,138	Alliance One International, Inc.*	109,264
1,284	Andersons (The), Inc.	59,642
2,744	Bare Escentuals, Inc.*	110,940
4,785	Casey's General Stores, Inc.	120,343
1,899	Central European Distribution Corp.*	56,495
2,405	Central Garden & Pet Co.*	35,618
5,170	Central Garden and Pet Co., Class A*	74,034
634	Chattem, Inc.*	36,227
2,598	Church & Dwight Co., Inc.	131,797
1,144	Delta & Pine Land Co.	47,179
3,242	Elizabeth Arden, Inc.*	72,977
1,513	Farmer Bros. Co.	32,454
3,909	Flowers Foods, Inc.	121,922
2,289	Hain Celestial Group, Inc.*	68,739
657	Hansen Natural Corp.*	25,097
3,656	Herbalife Ltd. (Cayman Islands)	146,568
885	J&J Snack Foods Corp.	34,488
3,189	Lancaster Colony Corp.	134,671
3,336	Lance, Inc.	73,826
6,097	Nu Skin Enterprises, Inc., Class A	105,661
5,177	Playtex Products, Inc.*	78,794
3,864	Premium Standard Farms, Inc.	83,772
3,711	Prestige Brands Holdings, Inc.*	48,280
1,751	Ralcorp Holdings, Inc.*	115,233
1,340	Reddy Ice Holdings, Inc.	39,249
14,938	Revlon, Inc., Class A*	19,270

Number of Shares		Value
	Common Stocks (Continued)
2,382	Sanderson Farms, Inc.	$94,160
5,272	Smart & Final, Inc.*	114,719
2,846	Tootsie Roll Industries, Inc.	82,506
3,522	Topps (The) Co., Inc.	34,903
2,958	TreeHouse Foods, Inc.*	89,154
3,073	United Natural Foods, Inc.*	95,847
349	USANA Health Sciences, Inc.*	13,904
5,953	Vector Group Ltd.	108,642
1,351	WD-40 Co.	46,718
2,972	Wild Oats Markets, Inc.*	53,585
		2,739,497
	Energy—7.7%
3,371	Alon USA Energy, Inc.	126,075
4,151	Alpha Natural Resources, Inc.*	72,103
164	APCO Argentina, Inc. (Cayman Islands)	15,703
681	Atlas America, Inc.*	40,649
546	ATP Oil & Gas Corp.*	23,729
864	Atwood Oceanics, Inc.*	54,346
4,980	Aventine Renewable Energy Holdings*	95,666
1,724	Basic Energy Services, Inc.*	44,565
1,895	Berry Petroleum Co., Class A	64,544
2,163	Bill Barrett Corp.*	79,815
3,185	Bois d'Arc Energy, Inc.*	47,679
5,000	Brigham Exploration Co.*	30,300
2,191	Bristow Group, Inc.*	82,382
1,240	Bronco Drilling Co., Inc.*	22,419
2,972	Cabot Oil & Gas Corp.	108,240
946	CARBO Ceramics, Inc.	41,104
645	Carrizo Oil & Gas, Inc.*	23,768
481	Cheniere Energy, Inc.*	16,041
1,231	Clayton Williams Energy, Inc.*	33,065
4,900	Complete Production Services, Inc.*	117,943
3,275	Comstock Resources, Inc.*	92,846
1,160	Copano Energy LLC	45,310
540	Core Laboratories N.V. (Netherlands)*	49,097
1,898	Crosstex Energy, Inc.	57,035
4,449	Delek US Holdings Inc.	84,842
1,388	Delta Petroleum Corp.*	30,106
4,645	Denbury Resources, Inc.*	153,702
1,022	Dril-Quip, Inc.*	51,611
446	Enbridge Energy Management LLC*	25,868
3,657	Encore Acquisition Co.*	97,678
3,273	Energy Partners Ltd.*	54,692
4,871	EXCO Resources, Inc.*	81,784
3,802	Gasco Energy, Inc.*	6,844
3,185	General Maritime Corp. (Marshall Islands)	102,143
1,792	Giant Industries, Inc.*	134,346
4,856	Global Industries, Ltd.*	100,811
376	Goodrich Petroleum Corp.*	13,209
10,615	Grey Wolf, Inc.*	76,003
1,035	GulfMark Offshore, Inc.*	49,577

See Notes to Financial Statements.
32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
5,361	Harvest Natural Resources, Inc.*	$53,878
3,068	Helix Energy Solutions Group, Inc.*	117,382
4,757	Helmerich & Payne, Inc.	153,603
1,061	Hercules Offshore, Inc.	33,347
2,017	Holly Corp.	128,281
1,812	Horizon Offshore, Inc.*	28,992
1,658	Hornbeck Offshore Services, Inc.*	52,443
546	Hydril*	52,864
2,466	Input/Output, Inc.*	34,499
16,275	International Coal Group, Inc.*	90,977
1,956	Kinder Morgan Management LLC*	103,968
4,656	Knightsbridge Tankers Ltd. (Bermuda)	135,769
1,981	Lone Star Technologies, Inc.*	131,558
689	Lufkin Industries, Inc.	42,870
4,760	Mariner Energy, Inc.*	107,338
24,815	Meridian Resource (The) Corp.*	64,767
8,851	Newpark Resources, Inc.*	72,755
2,453	Nordic American Tanker Shipping (Bermuda)	94,490
2,412	Oceaneering International, Inc.*	114,666
3,695	Oil States International, Inc.*	125,371
4,447	OMI Corp. (Marshall Islands)	129,274
131	Pacific Ethanol, Inc.*	1,939
661	Parallel Petroleum Corp.*	15,276
7,810	Parker Drilling Co.*	84,817
834	Penn Virginia Corp.	66,762
3,838	PetroHawk Energy Corp.*	55,459
658	Petroleum Development Corp.*	34,216
2,230	PetroQuest Energy, Inc.*	25,467
1,893	Pioneer Drilling Co.*	25,953
2,911	Plains Exploration & Production Co.*	136,788
1,524	Quicksilver Resources, Inc.*	63,795
2,544	Range Resources Corp.	92,983
244	Rentech, Inc.*	586
5,135	Rosetta Resources Inc.*	110,454
2,609	RPC, Inc.	43,022
2,403	St. Mary Land & Exploration Co.	87,998
3,222	Superior Energy Services, Inc.*	117,055
2,479	Swift Energy Co.*	100,771
2,190	TETRA Technologies, Inc.*	58,013
2,386	Todco*	108,468
464	Toreador Resources Corp.*	7,433
1,739	Tsakos Energy Navigation Ltd. (Bermuda)	99,384
1,654	Ultra Petroleum Corp. (Canada)*	93,815
2,522	Unit Corp.*	144,132
1,853	Universal Compression Holdings, Inc.*	123,354
2,101	VeraSun Energy Corp.*	41,873
3,861	W&T Offshore, Inc.	117,181
1,565	Warren Resources, Inc.*	20,674
3,989	Western Refining, Inc.	158,043
1,532	W-H Energy Services, Inc.*	82,897
2,998	Whiting Petroleum Corp.*	131,972
		6,567,312

Number of Shares		Value
	Common Stocks (Continued)
	Financials—21.1%
1,691	1st Source Corp.	$41,835
5,216	21st Century Insurance Group	108,545
1,525	Acadia Realty Trust	40,992
4,183	Accredited Home Lenders Holding Co.*	48,857
7,394	Advance America Cash Advance Centers, Inc.	126,733
432	Advanta Corp., Class A	18,256
1,134	Advanta Corp., Class B	51,960
1,200	Affiliated Managers Group, Inc.*	141,156
3,464	Affordable Residential Communities, Inc.*	40,633
987	Alabama National BanCorp.	61,806
30	Alexander's, Inc.*	11,520
1,059	Alexandria Real Estate Equities, Inc.	112,095
6,159	Alfa Corp.	110,492
1,937	AMCORE Financial, Inc.	55,418
4,012	American Equity Investment Life Holding Co.	54,764
1,732	Anchor BanCorp Wisconsin, Inc.	46,625
9,897	Anthracite Capital, Inc.	114,805
9,086	Anworth Mortgage Asset Corp.	87,226
2,469	Apollo Investment Corp.	54,244
2,335	Ares Capital Corp.	41,937
2,130	Argonaut Group, Inc.*	71,589
1,113	Arrow Financial Corp.	24,709
2,936	Ashford Hospitality Trust, Inc.	35,232
1,931	Asset Acceptance Capital Corp.*	35,569
4,374	Assured Guaranty Ltd. (Bermuda)	123,391
1,803	Baldwin & Lyons, Inc., Class B	44,408
878	BancFirst Corp.	37,587
4,324	Bank Mutual Corp.	50,980
1,193	Bank of Granite Corp.	19,243
706	Bank of the Ozarks, Inc.	20,806
1,916	BankUnited Financial Corp., Class A	41,481
718	Banner Corp.	26,796
1,911	BioMed Realty Trust, Inc.	54,865
1,661	Boston Private Financial Holdings, Inc.	46,192
2,656	Bristol West Holdings, Inc.	58,857
6,106	Brookline Bancorp, Inc.	72,784
4,109	Brown & Brown, Inc.	105,807
1,064	Cadence Financial Corp.	20,216
2,125	Calamos Asset Management, Inc., Class A	49,853
528	Camden National Corp.	20,914
1,150	Capital City Bank Group, Inc.	34,282
132	Capital Southwest Corp.	20,434
3,606	CapitalSource, Inc.	92,927
946	Capitol Bancorp Ltd.	28,522
3,344	Capitol Federal Financial	129,145
651	Cascade Bancorp	13,957
1,232	Cash America International, Inc.	53,173
2,427	Cathay General Bancorp	79,581
523	CBOT Holdings, Inc., Class A*	98,674
1,720	Cedar Shopping Centers, Inc.	27,468
3,977	Centennial Bank Holdings, Inc.*	34,839

See Notes to Financial Statements.
33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,749	Central Pacific Financial Corp.	$60,096
2,758	Chemical Financial Corp.	73,721
3,424	Chittenden Corp.	99,501
5,972	Citizens Banking Corp.	119,500
2,143	Citizens, Inc.*	16,415
949	City Bank	29,618
1,089	City Holding Co.	41,349
2,611	CNA Surety Corp.	53,891
926	CoBiz, Inc.	16,983
491	Cohen & Steers, Inc.	25,193
681	Columbia Banking System, Inc.	20,668
2,990	Community Bank System, Inc.	61,295
1,724	Community Banks, Inc.	40,738
1,169	Community Trust Bancorp, Inc.	38,881
3,184	CompuCredit Corp.*	115,133
1,611	Corporate Office Properties Trust	75,894
5,117	Corus Bankshares, Inc.	86,017
4,847	Crawford & Co., Class A	30,972
6,203	Crawford & Co., Class B	39,761
2,093	Credit Acceptance Corp.*	56,176
5,733	CVB Financial Corp.	68,051
3,243	Deerfield Triarc Capital Corp.	52,504
2,650	Delphi Financial Group, Inc., Class A	113,155
2,073	DiamondRock Hospitality Co.	37,915
937	Digital Realty Trust, Inc.	37,902
4,172	Dime Community Bancshares, Inc.	55,529
808	Dollar Financial Corp.*	23,545
1,976	East West Bancorp, Inc.	78,763
1,551	EastGroup Properties, Inc.	77,721
3,783	Eaton Vance Corp.	144,587
1,861	Encore Capital Group, Inc.*	22,183
104	Enstar Group Ltd. (Bermuda)*	10,816
1,529	Entertainment Properties Trust	92,382
4,756	Equity Inns, Inc.	81,328
1,983	Extra Space Storage, Inc.	37,102
832	Farmers Capital Bank Corp.	23,837
2,386	FBL Financial Group, Inc., Class A	92,434
1,186	Federal Agricultural Mortgage Corp., Class C	32,473
5,375	FelCor Lodging Trust, Inc.	137,224
17,982	Fieldstone Investment Corp.	67,073
1,314	Financial Federal Corp.	34,532
1,111	Financial Institutions, Inc.	21,376
1,326	First Acceptance Corp.*	13,419
1,267	First BanCorp	26,392
9,956	First BanCorp	124,848
1,398	First Busey Corp.	28,114
1,071	First Cash Financial Services, Inc.*	24,612
2,676	First Charter Corp.	58,711
588	First Citizens BancShares, Inc., Class A	119,305
8,280	First Commonwealth Financial Corp.	92,156
950	First Community Bancorp	52,117
907	First Community Bancshares, Inc.	29,813

Number of Shares		Value
	Common Stocks (Continued)
4,665	First Financial Bancorp	$69,509
1,266	First Financial Bankshares, Inc.	48,994
1,193	First Financial Corp.	34,024
1,014	First Financial Holdings, Inc.	34,344
1,475	First Indiana Corp.	28,645
1,302	First Marblehead (The) Corp.	47,198
2,009	First Merchants Corp.	43,334
3,059	First Midwest Bancorp, Inc.	109,940
7,856	First Niagara Financial Group, Inc.	106,842
997	First Republic Bank	53,938
1,382	FirstFed Financial Corp.*	84,965
9,894	Flagstar Bancorp, Inc.	116,749
1,591	Flushing Financial Corp.	24,740
6,424	FNB Corp.	107,795
1,904	Forest City Enterprises, Inc., Class A	127,206
195	Forest City Enterprises, Inc., Class B	13,032
5,660	Franklin Street Properties Corp.	102,163
1,877	Frontier Financial Corp.	46,643
1,598	GAMCO Investors, Inc., Class A	72,901
3,114	Getty Realty Corp.	89,247
676	GFI Group, Inc.*	46,813
2,162	Glacier Bancorp, Inc.	46,440
2,077	GMH Communities Trust	20,853
915	Gramercy Capital Corp.	29,637
4,331	Great American Financial Resources, Inc.	106,066
827	Great Southern Bancorp, Inc.	22,643
4,489	Greater Bay Bancorp	115,771
435	Greenhill & Co., Inc.	27,514
1,558	Hancock Holding Co.	60,949
2,009	Hanmi Financial Corp.	32,968
2,848	Harleysville Group, Inc.	86,978
2,730	Harleysville National Corp.	46,082
2,156	Highland Hospitality Corp.	41,072
1,901	Hilb, Rogal & Hobbs Co.	82,598
11,712	HomeBanc Corp.	32,794
4,411	Horace Mann Educators Corp.	92,807
627	IBERIABANK Corp.	32,911
1,917	Independent Bank Corp.	31,631
1,133	Independent Bank Corp. of Massachusetts	33,650
1,763	Infinity Property & Casualty Corp.	81,997
6,824	Inland Real Estate Corp.	124,129
4,208	Innkeepers USA Trust	73,935
1,728	Integra Bank Corp.	39,260
237	IntercontinentalExchange, Inc.*	30,099
4,477	International Bancshares Corp.	128,714
602	International Securities Exchange Holdings, Inc.	40,147
1,873	Investment Technology Group, Inc.*	70,874
3,200	Investors Bancorp, Inc.*	45,760
1,576	Investors Financial Services Corp.	97,523
3,932	Investors Real Estate Trust	41,483
4,008	IPC Holdings Ltd. (Bermuda)	120,160

See Notes to Financial Statements.
34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
3,316	Irwin Financial Corp.	$53,155
756	Jones Lang LaSalle, Inc.	81,262
1,614	Kansas City Life Insurance Co.	72,727
2,804	Kearny Financial Corp.	39,677
1,611	Kilroy Realty Corp.	122,323
3,820	KKR Financial Corp.	102,032
1,804	KNBT Bancorp, Inc.	27,078
6,565	Knight Capital Group, Inc., Class A*	106,353
8,114	LaBranche & Co., Inc.*	66,048
1,749	Lakeland Bancorp, Inc.	22,807
1,683	LaSalle Hotel Properties	78,142
5,657	Lexington Realty Trust	118,175
1,552	LTC Properties, Inc.	38,909
6,090	Luminent Mortgage Capital, Inc.	50,303
2,548	MAF Bancorp, Inc.	102,302
2,903	Maguire Properties, Inc.	104,595
3,767	Max Re Capital Ltd. (Bermuda)	100,956
1,718	MB Financial, Inc.	57,708
6,027	MCG Capital Corp.	106,196
15,506	MFA Mortgage Investments, Inc.	113,194
1,733	Mid-America Apartment Communities, Inc.	93,495
1,396	Midland (The) Co.	61,270
1,175	Mid-State Bancshares	43,428
1,456	Midwest Banc Holdings, Inc.	24,563
4,461	Municipal Mortgage & Equity LLC	123,347
963	Nara Bancorp, Inc.	15,899
2,759	Nasdaq Stock Market (The), Inc.*	89,833
1,474	National Financial Partners Corp.	67,907
2,849	National Health Investors, Inc.	96,638
3,740	National Penn Bancshares, Inc.	69,340
5,481	National Retail Properties, Inc.	131,270
315	National Western Life Insurance Co., Class A	84,326
993	Navigators Group, Inc.*	50,732
3,031	NBT Bancorp, Inc.	66,530
4,344	Nelnet, Inc., Class A	116,810
15,527	Netbank, Inc.	30,122
888	New York Community Bancorp, Inc.	15,504
5,719	NewAlliance Bancshares, Inc.	89,274
2,184	Northwest Bancorp, Inc.	59,536
1,390	OceanFirst Financial Corp.	23,644
2,439	Ocwen Financial Corp.*	34,780
7,467	Old National Bancorp	133,510
892	Old Second Bancorp, Inc.	26,100
1,324	Omega Financial Corp.	37,138
3,479	Omega Healthcare Investors, Inc.	58,447
1,341	optionsXpress Holdings, Inc.	33,096
3,069	Oriental Financial Group	35,508
3,241	Pacific Capital Bancorp	87,280
1,337	Park National Corp.	118,685
1,421	Parkway Properties, Inc.	75,313
3,507	Partners Trust Financial Group, Inc.	38,858
515	Peapack-Gladstone Financial Corp.	15,862

Number of Shares		Value
	Common Stocks (Continued)
895	Peoples Bancorp, Inc.	$22,420
1,433	PFF Bancorp, Inc.	40,325
2,361	Philadelphia Consolidated Holding Co.*	102,467
565	Pico Holdings, Inc.*	25,239
197	Pinnacle Financial Partners, Inc.*	5,766
1,281	Piper Jaffray Cos.*	81,741
3,788	Platinum Underwriters Holdings Ltd. (Bermuda)	129,625
5,639	PMA Capital Corp., Class A*	52,837
566	Portfolio Recovery Associates, Inc.*	31,498
2,964	Presidential Life Corp.	56,346
2,455	Primus Guaranty Ltd. (Bermuda)*	29,681
638	PrivateBancorp, Inc.	20,946
1,760	ProAssurance Corp.*	94,758
1,213	Prosperity Bancshares, Inc.	42,079
2,772	Provident Bankshares Corp.	88,815
4,651	Provident Financial Services, Inc.	79,718
2,224	Provident New York Bancorp	30,269
1,306	PS Business Parks, Inc.	89,983
3,178	RAIT Financial Trust	89,461
1,554	Ramco-Gershenson Properties Trust	57,498
1,225	Renasant Corp.	28,506
920	Resource America, Inc., Class A	20,341
1,312	RLI Corp.	73,065
2,295	S&T Bancorp, Inc.	74,725
762	S.Y. Bancorp, Inc.	17,953
1,232	Safety Insurance Group, Inc.	49,354
1,127	Sandy Spring Bancorp, Inc.	36,357
4,310	Santander BanCorp	76,201
1,021	Saul Centers, Inc.	53,010
27,142	Scottish Re Group Ltd. (Cayman Islands)*	120,239
1,058	Seacoast Banking Corp. of Florida	24,218
1,748	SEI Investments Co.	106,680
5,298	Selective Insurance Group	138,172
1,088	Signature Bank*	34,228
1,199	Simmons First National Corp., Class A	31,570
1,324	Sovran Self Storage, Inc.	73,164
4,080	Spirit Finance Corp.	58,711
2,050	St. Joe (The) Co.	116,092
2,750	State Auto Financial Corp.	82,638
1,717	Sterling Bancorp	29,721
3,909	Sterling Bancshares, Inc.	44,680
2,062	Sterling Financial Corp.	34,332
1,704	Sterling Financial Corp. of Spokane	50,234
3,269	Stewart Information Services Corp.	131,479
752	Suffolk Bancorp	23,658
1,556	Sun Bancorp, Inc.*	29,346
3,045	Sun Communities, Inc.	90,619
2,456	Sunstone Hotel Investors, Inc.	70,045
4,874	Susquehanna Bancshares, Inc.	108,593
1,619	SVB Financial Group*	82,925
1,424	SWS Group, Inc.	37,010

See Notes to Financial Statements.
35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,566	Tanger Factory Outlet Centers, Inc.	$63,486
1,866	Taubman Centers, Inc.	104,589
207	Tejon Ranch Co.*	10,313
1,174	Texas Capital Bancshares, Inc.*	23,844
1,011	TierOne Corp.	24,557
782	Tompkins Trustco, Inc.	30,263
428	Tower Group, Inc.	13,135
930	Tradestation Group, Inc.*	11,327
1,237	Triad Guaranty, Inc.*	54,688
9,257	Trustco Bank Corp.	84,887
3,606	UCBH Holdings, Inc.	64,764
2,437	UMB Financial Corp.	95,335
2,260	Umpqua Holdings Corp.	56,364
2,268	United America Indemnity Ltd., Class A (Cayman Islands)*	56,655
3,535	United Bankshares, Inc.	118,423
1,616	United Community Banks, Inc.	47,769
3,386	United Community Financial Corp.	34,944
1,914	United Fire & Casualty Co.	70,340
3,538	Universal American Financial Corp.*	65,665
1,197	Universal Health Realty Income Trust	42,158
2,357	Urstadt Biddle Properties, Inc., Class A	42,756
1,503	USB Holding Co., Inc.	30,406
3,530	USI Holdings Corp.*	59,798
2,554	U-Store-It Trust	47,019
23,743	W. Holding Co., Inc.	114,916
9,272	W.P. Stewart & Co Ltd. (Bermuda)	94,853
4,787	Waddell & Reed Financial, Inc., Class A	115,941
3,042	Washington Real Estate Investment Trust	115,170
994	Washington Trust Bancorp, Inc.	25,536
1,206	Wauwatosa Holdings, Inc.*	21,117
2,032	WesBanco, Inc.	59,599
791	West Coast Bancorp.	24,576
2,064	Westamerica Bancorp	96,657
756	Western Alliance Bancorp*	24,373
780	Wilshire Bancorp, Inc.	10,733
1,219	Wintrust Financial Corp.	52,393
714	World Acceptance Corp.*	30,652
402	WSFS Financial Corp.	25,933
2,296	Zenith National Insurance Corp.	106,190
		18,107,817
	Health Care—8.5%
2,261	Affymetrix, Inc.*	59,396
4,148	Albany Molecular Research, Inc.*	39,862
314	Align Technology, Inc.*	7,115
8,089	Alliance Imaging, Inc.*	72,801
307	Allscripts Healthcare Solutions, Inc.*	8,120
4,767	Alpharma, Inc., Class A	115,838
845	Amedisys, Inc.*	26,491
2,007	American Medical Systems Holdings, Inc.*	35,584
3,911	AMERIGROUP Corp.*	110,016

Number of Shares		Value
	Common Stocks (Continued)
1,972	AMN Healthcare Services, Inc.*	$48,018
2,707	Amsurg Corp., Class A*	62,126
774	Analogic Corp.	47,446
2,246	Applera Corp. - Celera Group*	31,444
2,069	Arrow International, Inc.	65,877
705	ArthroCare Corp.*	29,088
300	Aspect Medical Systems, Inc.*	4,608
1,786	Bio-Rad Laboratories, Inc., Class A*	126,395
780	Biosite, Inc.*	72,150
1,222	Brookdale Senior Living, Inc.	55,491
2,848	Bruker BioSciences Corp.*	32,780
2,129	Cambrex Corp.	51,650
1,069	Celgene Corp.*	65,380
2,856	Centene Corp.*	59,433
1,636	Cephalon, Inc.*	130,242
2,434	Cerner Corp.*	129,586
1,165	Chemed Corp.	58,600
477	Computer Programs & Systems, Inc.	15,192
2,820	CONMED Corp.*	85,502
2,196	Cooper (The) Cos., Inc.	112,216
781	Corvel Corp.*	21,235
2,095	Covance, Inc.*	126,748
3,189	Cross Country Healthcare, Inc.*	62,791
322	Cyberonics, Inc.*	7,039
2,860	Cytyc Corp.*	100,758
1,266	Datascope Corp.	46,905
3,335	Dendrite International, Inc.*	53,027
184	Digene Corp.*	8,436
574	Dionex Corp.*	39,606
43	Diversa Corp.*	313
861	DJO, Inc.*	33,631
983	Eclipsys Corp.*	18,421
2,512	Edwards Lifesciences Corp.*	123,088
8,043	Emdeon Corp.*	129,814
3,748	Endo Pharmaceuticals Holdings, Inc.*	115,963
654	Enzo Biochem, Inc.*	10,994
1,072	Enzon Pharmaceuticals, Inc.*	9,091
2,070	eResearch Technology, Inc.*	17,947
4	ev3, Inc.*	71
141	FoxHollow Technologies, Inc.*	3,143
2,017	Genesis HealthCare Corp.*	129,088
1,134	Gen-Probe, Inc.*	57,959
5,071	Gentiva Health Services, Inc.*	94,929
519	Geron Corp.*	3,690
1,409	Greatbatch, Inc.*	40,903
1,199	Haemonetics Corp.*	57,360
1,197	HealthExtras, Inc.*	37,047
1,808	Healthspring, Inc.*	42,524
748	Healthways, Inc.*	31,730
479	Hologic, Inc.*	27,566
622	ICU Medical, Inc.*	25,969
602	Idenix Pharmaceuticals, Inc.*	4,142

See Notes to Financial Statements.
36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
828	IDEXX Laboratories, Inc.*	$74,661
38	Illumina, Inc.*	1,240
742	ImClone Systems, Inc.*	31,082
457	Immucor, Inc.*	14,912
861	Integra LifeSciences Holdings Corp.*	39,236
328	Intuitive Surgical, Inc.*	42,528
5,571	Invacare Corp.	103,843
1,090	inVentiv Health, Inc.*	41,366
978	Inverness Medical Innovations, Inc.*	39,169
195	Keryx Biopharmaceuticals, Inc.*	1,989
2,053	Kinetic Concepts, Inc.*	102,650
1,555	KV Pharmaceutical Co., Class A*	40,446
261	KV Pharmaceutical Co., Class B*	6,770
584	Kyphon, Inc.*	27,220
572	Landauer, Inc.	26,827
385	LCA-Vision, Inc.	16,158
412	Lifecell Corp.*	12,113
105	Luminex Corp.*	1,454
1,678	Martek Biosciences Corp.*	36,228
1,340	Matria Healthcare, Inc.*	38,833
318	Maxygen, Inc.*	3,412
2,151	MedCath Corp.*	63,928
300	Medicines (The) Co.*	6,834
1,518	Medicis Pharmaceutical Corp., Class A	46,147
1,088	Mentor Corp.	42,334
619	Meridian Bioscience, Inc.	18,403
1,452	Merit Medical Systems, Inc.*	16,742
364	MGI Pharma, Inc.*	8,015
8,371	Millennium Pharmaceuticals, Inc.*	92,751
1,450	Millipore Corp.*	107,054
2,438	Molina Healthcare, Inc.*	73,676
622	Momenta Pharmaceuticals, Inc.*	9,778
151	Myriad Genetics, Inc.*	5,519
2,797	Nabi Biopharmaceuticals*	14,544
591	National Healthcare Corp.	30,324
451	Nektar Therapeutics*	5,579
1,128	Neurocrine Biosciences, Inc.*	14,359
214	Nighthawk Radiology Holdings, Inc.*	4,154
481	Noven Pharmaceuticals, Inc.*	11,260
57	NuVasive, Inc.*	1,469
2,393	Odyssey HealthCare, Inc.*	31,923
11	Onyx Pharmaceuticals, Inc.*	294
1,957	Option Care, Inc.	26,733
990	Orthofix International NV (Netherlands)*	52,173
236	OSI Pharmaceuticals, Inc.*	8,189
151	Palomar Medical Technologies, Inc.*	6,182
655	Panacos Pharmaceuticals, Inc.*	3,118
3,236	Par Pharmaceutical Cos., Inc.*	87,145
1,323	Parexel International Corp.*	51,967
1,672	PDL BioPharma, Inc.*	42,235
1,851	Pediatrix Medical Group, Inc.*	105,600
4,858	Perrigo Co.	92,302

Number of Shares		Value
	Common Stocks (Continued)
3,194	Pharmaceutical Product Development, Inc.	$115,208
1,145	PharmaNet Development Group, Inc.*	31,247
828	Pharmion Corp.*	25,080
1,309	PolyMedica Corp.	52,936
1,401	PRA International*	31,831
4,451	PSS World Medical, Inc.*	89,465
1,142	Psychiatric Solutions, Inc.*	40,050
712	Radiation Therapy Services, Inc.*	20,940
2,939	RehabCare Group, Inc.*	48,141
3,879	Res-Care, Inc.*	69,434
1,363	ResMed, Inc.*	57,600
2,713	Respironics, Inc.*	110,582
1,132	Salix Pharmaceuticals Ltd.*	14,739
1,626	Sciele Pharma, Inc.*	40,195
2,861	Sierra Health Services, Inc.*	118,503
1,089	Sirona Dental Systems, Inc.*	35,948
435	SonoSite, Inc.*	12,606
4,934	STERIS Corp.	126,113
2,932	Sunrise Senior Living, Inc.*	112,266
395	SurModics, Inc.*	16,049
1,666	Symbion, Inc.*	36,519
2,038	Symmetry Medical, Inc.*	34,626
735	Syneron Medical Ltd. (Israel)*	18,515
499	Tanox, Inc.*	9,311
772	Techne Corp.*	45,525
1,735	Thoratec Corp.*	34,041
1,157	Trizetto Group (The), Inc.*	22,538
342	United Therapeutics Corp.*	19,121
6,872	Valeant Pharmaceuticals International	123,833
1,644	Varian, Inc.*	95,286
2,076	VCA Antech, Inc.*	81,857
551	Ventana Medical Systems, Inc.*	26,773
1,881	Viasys Healthcare, Inc.*	60,230
1,227	ViroPharma, Inc.*	18,503
531	Vital Signs, Inc.	30,299
2,440	Waters Corp.*	145,010
1,047	WellCare Health Plans, Inc.*	84,378
1,436	West Pharmaceutical Services, Inc.	71,470
1,821	Wright Medical Group, Inc.*	43,012
496	Young Innovations, Inc.	13,536
875	Zoll Medical Corp.*	21,149
397	ZymoGenetics, Inc.*	5,939
		7,233,647
	Industrials—16.6%
3,139	A.O. Smith Corp.	119,596
649	AAON, Inc.	16,050
1,689	AAR Corp.*	51,582
4,935	ABM Industries, Inc.	138,871
12,386	ABX Air, Inc.*	80,757
4,325	Accuride Corp.*	63,188
1,299	Actuant Corp., Class A	68,847

See Notes to Financial Statements.
37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,892	Administaff, Inc.	$62,795
358	Advisory Board (The) Co.*	16,998
7,367	AirTran Holdings, Inc.*	81,111
2,775	Albany International Corp., Class A	106,283
1,743	American Commercial Lines, Inc.*	51,366
623	American Railcar Industries, Inc.	19,849
1,586	American Reprographics Co.*	52,655
148	American Science & Engineering, Inc.*	6,956
1,129	American Woodmark Corp.	38,962
692	Ameron International Corp.	47,845
3,796	Ametek, Inc.	137,719
2,346	Apogee Enterprises, Inc.	56,492
3,868	Applied Industrial Technologies, Inc.	103,933
759	Argon ST, Inc.*	19,893
2,865	Arkansas Best Corp.	112,881
1,611	Armor Holdings, Inc.*	115,187
1,089	Astec Industries, Inc.*	44,322
1,240	ASV, Inc.*	18,823
2,425	Atlas Air Worldwide Holdings, Inc.*	139,486
2,036	Baldor Electric Co.	80,198
3,928	Barnes Group, Inc.	95,450
3,015	BE Aerospace, Inc.*	110,500
2,761	Beacon Roofing Supply, Inc.*	43,431
1,891	Belden CDT, Inc.	105,669
3,686	Blount International, Inc.*	50,240
4,210	Bowne & Co., Inc.	70,223
2,605	Brady Corp., Class A	85,600
635	Bucyrus International, Inc., Class A	39,840
664	Cascade Corp.	41,148
7,129	CBIZ, Inc.*	49,618
2,640	CDI Corp.	78,197
2,542	Central Parking Corp.	56,890
4,514	Cenveo, Inc.*	115,784
618	Ceradyne, Inc.*	36,369
9,676	China Yuchai International Ltd. (Bermuda)	89,503
1,087	CIRCOR International, Inc.	39,567
2,728	CLARCOR, Inc.	86,041
803	Clean Harbors, Inc.*	37,356
963	Consolidated Graphics, Inc.*	72,466
3,163	Copart, Inc.*	91,664
590	Corporate Executive Board Co.	37,548
451	CoStar Group, Inc.*	22,013
3,787	Covanta Holding Corp.*	92,933
546	CRA International, Inc.*	28,157
2,257	Cubic Corp.	45,433
2,435	Curtiss-Wright Corp.	104,924
727	Diamond Management & Technology Consultants, Inc.	8,244
2,832	Diana Shipping, Inc. (Marshall Islands)	57,348
3,328	Donaldson Co., Inc.	119,542
1,947	DRS Technologies, Inc.	97,954
2,172	DryShips, Inc. (Marshall Islands)	76,845

Number of Shares		Value
	Common Stocks (Continued)
4,636	DynCorp International, Inc., Class A*	$69,540
1,464	Eagle Bulk Shipping, Inc. (Marshall Islands)	32,969
1,617	EDO Corp.	44,468
3,684	EGL, Inc.*	146,180
3,686	Electro Rent Corp.	47,844
1,700	Encore Wire Corp.	47,090
362	Energy Conversion Devices, Inc.*	12,818
4,472	EnerSys*	72,849
1,664	Ennis, Inc.	40,685
2,256	EnPro Industries, Inc.*	84,961
1,204	ESCO Technologies, Inc.*	54,854
2,068	Esterline Technologies Corp.*	86,298
268	Evergreen Solar, Inc.*	2,618
15,333	ExpressJet Holdings, Inc.*	91,538
3,824	Fastenal Co.	157,242
7,197	Federal Signal Corp.	113,641
1,388	Florida East Coast Industries, Inc.	97,868
883	Forward Air Corp.	26,940
1,647	Foster Wheeler Ltd. (Bermuda)*	113,363
965	Franklin Electric Co., Inc.	41,099
435	FreightCar America, Inc.	21,646
2,001	FTI Consulting, Inc.*	73,577
1,780	G&K Services, Inc., Class A	62,122
2,337	Gardner Denver, Inc.*	88,339
1,045	Genco Shipping & Trading Ltd. (Marshall Islands)	37,369
3,020	GenCorp, Inc.*	40,226
1,838	General Cable Corp.*	105,575
1,964	Genesee & Wyoming, Inc., Class A*	53,401
1,639	Genlyte Group, Inc.*	127,858
931	Geo Group (The), Inc.*	47,667
6,221	Goodman Global, Inc.*	116,022
858	Gorman-Rupp (The) Co.	27,516
2,911	Graco, Inc.	114,985
6,096	GrafTech International Ltd.*	60,838
2,347	Granite Construction, Inc.	141,382
1,422	Greenbrier Cos., Inc.	32,621
4,359	Griffon Corp.*	104,572
1,453	H&E Equipment Services, Inc.	34,378
939	Healthcare Services Group, Inc.	26,292
3,412	Heartland Express, Inc.	58,789
286	Heico Corp.	10,339
556	Heico Corp., Class A	17,208
846	Heidrick & Struggles International, Inc.*	39,914
2,748	Herman Miller, Inc.	94,559
4,828	Hexcel Corp.*	104,768
1,807	Horizon Lines, Inc., Class A	61,456
2,539	Hub Group, Inc., Class A*	91,404
3,431	Hudson Highland Group, Inc.*	55,960
182	Huron Consulting Group, Inc.*	11,020
2,358	IDEX Corp.	123,724
1,297	IHS, Inc., Class A*	53,618

See Notes to Financial Statements.
38

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
769	II-VI, Inc.*	$20,832
2,383	InfraSource Services, Inc.*	79,545
251	Innerworkings, Inc.*	3,080
2,075	Insituform Technologies, Inc., Class A*	42,330
3,894	Interface, Inc., Class A*	65,614
3,109	Interline Brands, Inc.*	67,963
3,870	Interpool, Inc.	103,368
873	Ionatron, Inc.*	5,369
11,166	JetBlue Airways Corp.*	110,655
1,747	John H. Harland Co.	91,892
2,431	Joy Global, Inc.	123,082
5,582	K&F Industries Holdings, Inc.*	148,592
2,639	Kaman Corp.	65,447
1,388	Kaydon Corp.	65,972
163	Kenexa Corp.*	5,046
2,652	Kirby Corp.*	100,246
2,593	Knight Transportation, Inc.	50,486
5,976	Knoll, Inc.	138,763
1,950	Korn/Ferry International*	45,962
3,969	Labor Ready, Inc.*	86,127
2,024	Landstar System, Inc.	97,779
938	Lawson Products, Inc.	33,534
1,871	LECG Corp.*	27,410
2,141	Lincoln Electric Holdings, Inc.	136,446
455	Lindsay Manufacturing Co.	13,900
1,215	Macquarie Infrastructure Co. Trust	51,735
1,994	Manitowoc (The) Co., Inc.	136,051
1,761	McDermott International, Inc. (Panama)*	94,495
1,512	McGrath Rentcorp	45,587
62	Medis Technologies Ltd.*	947
171	Middleby (The) Corp.*	23,475
2,247	Mine Safety Appliances Co.	94,711
1,474	Mobile Mini, Inc.*	44,176
2,577	Moog, Inc., Class A*	109,574
2,704	MSC Industrial Direct Co., Class A	131,793
1,022	MTC Technologies, Inc.*	21,115
2,686	Navigant Consulting, Inc.*	51,517
1,730	NCI Building Systems, Inc.*	86,448
1,844	Nordson Corp.	84,511
2,422	Old Dominion Freight Line, Inc.*	71,594
3,029	Orbital Sciences Corp.*	63,215
3,114	Pacer International, Inc.	79,563
2,173	Perini Corp.*	92,570
1,447	Pike Electric Corp.*	29,475
811	Powell Industries, Inc.*	25,538
4,189	Power-One, Inc.*	17,845
1,500	Quintana Maritime Ltd. (Marshall Islands)	24,195
757	Raven Industries, Inc.	21,870
1,995	Regal-Beloit Corp.	92,009
3,746	Republic Airways Holdings, Inc.*	79,640
1,183	Resources Connection, Inc.*	35,691
1,190	Robbins & Myers, Inc.	45,732

Number of Shares		Value
	Common Stocks (Continued)
2,502	Rollins, Inc.	$57,721
2,629	Roper Industries, Inc.	147,381
1,902	Schawk, Inc.	34,293
2,392	School Specialty, Inc.*	78,888
1,292	Seaspan Corp. (Marshall Islands)	36,279
2,203	Simpson Manufacturing Co., Inc.	70,871
4,827	Skywest, Inc.	131,343
14,297	Spherion Corp.*	122,239
6,594	Standard Register (The) Co.	82,161
1,798	Standex International Corp.	49,193
1,152	Stericycle, Inc.*	100,385
2,958	Superior Essex, Inc.*	105,601
3,454	TAL International Group, Inc.	86,385
1,280	Taser International, Inc.*	11,046
2,049	Teledyne Technologies, Inc.*	90,381
2,742	TeleTech Holdings, Inc.*	103,456
1,345	Tennant Co.	43,067
4,240	Tetra Tech, Inc.*	88,277
2,671	Thomas & Betts Corp.*	145,515
2,043	Toro (The) Co.	102,661
2,187	TransDigm Group, Inc.*	82,822
3,302	Tredegar Corp.	77,168
1,183	Trex Co., Inc.*	24,121
1,535	Triumph Group, Inc.	93,343
4,431	UAP Holding Corp.	122,606
480	United Industrial Corp.	23,482
2,036	Universal Forest Products, Inc.	94,593
2,096	US Airways Group, Inc.*	77,426
2,659	UTi Worldwide, Inc. (Virgin Islands)	62,407
1,308	Valmont Industries, Inc.	82,247
3,170	Viad Corp.	129,463
2,074	Vicor Corp.	22,233
2,982	Volt Information Sciences, Inc.*	76,220
2,927	Wabash National Corp.	45,544
1,941	Wabtec Corp.	72,108
4,757	Walter Industries, Inc.	141,378
3,976	Waste Connections, Inc.*	123,932
1,722	Watsco, Inc.	91,559
1,114	Watson Wyatt Worldwide, Inc., Class A	52,503
2,083	Watts Water Technologies, Inc., Class A	84,362
2,839	Williams Scotsman International, Inc.*	62,543
1,801	Woodward Governor Co.	88,879
5,449	Xerium Technologies, Inc.	44,573
		14,210,319
	Information Technology—15.1%
21,845	3Com Corp.*	88,035
1,582	Actel Corp.*	23,160
5,697	Acxiom Corp.	128,751
16,715	Adaptec, Inc.*	64,520
5,994	ADC Telecommunications, Inc.*	110,290
4,166	ADTRAN, Inc.	106,025

See Notes to Financial Statements.
39

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,538	Advanced Analogic Technologies, Inc.*	$12,473
1,444	Advanced Energy Industries, Inc.*	35,378
721	Advent Software, Inc.*	24,197
4,563	Aeroflex, Inc.*	64,065
2,412	Agile Software Corp.*	17,342
4,278	Agilysys, Inc.	89,966
871	Akamai Technologies, Inc.*	38,394
6,215	AMIS Holdings, Inc.*	72,094
4,108	Amphenol Corp., Class A	144,231
228	Ansoft Corp.*	7,362
592	Ansys, Inc.*	30,310
11,524	Applied Micro Circuits Corp.*	32,382
1,123	aQuantive, Inc.*	34,375
2,923	Ariba, Inc.*	25,781
4,365	Arris Group, Inc.*	64,689
8,193	ASE Test Ltd. (Singapore)*	105,116
994	Aspen Technology, Inc.*	13,499
2,369	Asyst Technologies, Inc.*	16,938
542	Atheros Communications, Inc.*	14,520
1,374	ATMI, Inc.*	42,498
1,085	AudioCodes Ltd. (Israel)*	7,270
3,236	Autodesk, Inc.*	133,549
2,673	Avid Technology, Inc.*	88,877
2,306	Avocent Corp.*	64,591
5,501	Axcelis Technologies, Inc.*	42,083
15,830	BearingPoint, Inc.*	116,192
10,725	BISYS Group (The), Inc.*	124,088
1,702	Black Box Corp.	62,021
646	Blackbaud, Inc.	14,264
403	Blackboard, Inc.*	13,827
7,093	Borland Software Corp.*	39,508
7,208	Brightpoint, Inc.*	95,866
8,648	Brocade Communications Systems, Inc.*	84,491
2,290	Brooks Automation, Inc.*	40,006
1,533	Cabot Microelectronics Corp.*	49,271
2,221	CACI International, Inc., Class A*	101,566
3,239	CDC Corp., Class A (Cayman Islands)*	28,989
3,867	Checkpoint Systems, Inc.*	85,035
8,852	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)*	61,256
9,212	Ciber, Inc.*	75,078
947	Ciena Corp.*	27,615
2,833	Cirrus Logic, Inc.*	23,457
15,077	CMGI, Inc.*	31,662
3,342	CNET Networks, Inc.*	28,173
3,379	Cogent, Inc.*	47,441
1,993	Cognex Corp.	42,949
1,011	Cognizant Technology Solutions Corp., Class A*	90,383
2,372	Coherent, Inc.*	74,457
1,300	Cohu, Inc.	26,754
2,457	CommScope, Inc.*	114,619

Number of Shares		Value
	Common Stocks (Continued)
71	Commvault Systems, Inc.*	$1,204
815	Comtech Telecommunications Corp.*	30,848
197	Concur Technologies, Inc.*	3,501
11,018	Conexant Systems, Inc.*	17,078
1,498	Covansys Corp.*	50,033
10,970	Credence Systems Corp.*	40,699
4,760	Cree, Inc.*	97,104
2,937	CSG Systems International, Inc.*	78,653
3,512	CTS Corp.	45,937
1,443	Cymer, Inc.*	58,456
6,084	Cypress Semiconductor Corp.*	138,836
753	Daktronics, Inc.	17,153
543	DealerTrack Holdings, Inc.*	17,919
606	Digital River, Inc.*	35,469
756	Diodes, Inc.*	27,912
2,070	Ditech Networks, Inc.*	18,009
45	DivX, Inc.*	907
1,721	Dolby Laboratories, Inc., Class A*	60,958
1,674	DSP Group, Inc.*	30,919
3,690	Dycom Industries, Inc.*	95,608
16,523	EarthLink, Inc.*	126,566
1,791	Echelon Corp.*	23,193
7,757	ECI Telecom Ltd. (Israel)*	64,849
2,951	eFunds Corp.*	82,333
1,885	Electro Scientific Industries, Inc.*	38,831
3,349	Electronics for Imaging, Inc.*	89,318
3,901	Emulex Corp.*	81,843
8,006	Entegris, Inc.*	93,830
1,129	Entrust, Inc.*	4,234
1,764	Epicor Software Corp.*	25,578
939	EPIQ Systems, Inc.*	22,189
299	Equinix, Inc.*	24,958
3,841	eSpeed, Inc., Class A*	35,568
1,149	Euronet Worldwide, Inc.*	32,000
2,598	Exar Corp.*	35,021
704	Excel Technology, Inc.*	18,550
7,996	Extreme Networks, Inc.*	32,704
559	F5 Networks, Inc.*	42,920
782	FactSet Research Systems, Inc.	48,101
2,246	Fair Isaac Corp.	80,205
261	FalconStor Software, Inc.*	3,007
1,460	FEI Co.*	54,312
2,442	Finisar Corp.*	8,840
1,750	Flir Systems, Inc.*	70,858
758	FormFactor, Inc.*	31,298
894	Forrester Research, Inc.*	23,047
5,695	Foundry Networks, Inc.*	86,108
3,621	Gartner, Inc.*	91,358
4,485	Genesis Microchip, Inc.*	38,481
2,553	Gevity HR, Inc.	47,613
683	GigaMedia Ltd. (Singapore)*	9,617
2,808	Global Cash Access Holdings, Inc.*	44,001

See Notes to Financial Statements.
40

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
3,814	Global Imaging Systems, Inc.*	$110,186
2,021	Global Payments, Inc.	76,758
1,529	Harmonic, Inc.*	12,645
1,264	Heartland Payment Systems, Inc.	31,512
441	Hittite Microwave Corp.*	19,924
367	Hughes Communications, Inc.*	17,965
3,588	Hutchinson Technology, Inc.*	68,172
2,695	Imation Corp.	99,472
2,068	Informatica Corp.*	30,441
2,519	InfoSpace, Inc.*	64,638
3,797	infoUSA, Inc.	35,654
5,968	Integrated Device Technology, Inc.*	89,401
530	Interdigital Communications Corp.*	17,426
4,033	Intermec, Inc.*	90,057
385	Internap Network Services Corp.*	5,914
1,984	Inter-Tel, Inc.	50,036
1,503	Interwoven, Inc.*	22,951
777	Itron, Inc.*	52,323
2,567	Ixia*	22,025
1,038	j2 Global Communications, Inc.*	29,853
3,331	Jack Henry & Associates, Inc.	79,111
2,242	JDA Software Group, Inc.*	39,908
2,162	Jupitermedia Corp.*	15,048
5,797	Keane, Inc.*	81,274
13,368	KEMET Corp.*	113,361
136	Knot (The), Inc.*	2,901
1,874	Komag, Inc.*	51,554
3,248	Kopin Corp.*	11,011
1,384	Kronos, Inc.*	75,525
7,482	Lattice Semiconductor Corp.*	40,852
5,069	Lawson Software, Inc.*	45,114
1,265	Littelfuse, Inc.*	50,739
1,774	Loral Space & Communications, Inc.*	85,099
1,195	LTX Corp.*	7,122
1,933	Macrovision Corp.*	46,914
1,145	Magma Design Automation, Inc.*	15,721
1,161	Manhattan Associates, Inc.*	33,576
1,917	ManTech International Corp., Class A*	58,814
4,935	MasTec, Inc.*	56,604
1,735	MAXIMUS, Inc.	60,621
2,429	MEMC Electronic Materials, Inc.*	133,303
4,558	Mentor Graphics Corp.*	73,748
2,380	Mercury Computer Systems, Inc.*	32,297
3,990	Methode Electronics, Inc.	60,169
2,977	Micrel, Inc.*	37,361
977	MICROS Systems, Inc.*	53,540
1,753	Microsemi Corp.*	40,512
256	MicroStrategy, Inc., Class A*	29,123
365	Midway Games, Inc.*	2,519
3,027	MKS Instruments, Inc.*	81,578
8,949	MPS Group, Inc.*	122,512
2,553	MSC.Software Corp.*	33,342

Number of Shares		Value
	Common Stocks (Continued)
969	MTS Systems Corp.	$41,192
1,448	Multi-Fineline Electronix, Inc.*	23,211
5,495	NAM TAI Electronics, Inc. (Virgin Islands)	71,215
2,342	National Instruments Corp.	65,248
1,837	NAVTEQ Corp.*	64,956
932	Net 1 UEPS Technologies, Inc.*	23,468
1,218	Netgear, Inc.*	40,937
107	Netlogic Microsystems, Inc.*	3,291
651	NetRatings, Inc.*	13,547
1,559	Newport Corp.*	24,461
644	Novatel Wireless, Inc.*	11,714
3,070	Nuance Communications, Inc.*	47,309
3,351	Omnivision Technologies, Inc.*	45,306
8,115	ON Semiconductor Corp.*	86,912
2,842	Openwave Systems, Inc.*	20,889
1,926	Optimal Group, Inc., Class A (Canada)*	16,910
1,897	Orbotech Ltd. (Israel)*	43,498
1,060	OSI Systems, Inc.*	27,995
4,973	Palm, Inc.*	83,944
3,586	Parametric Technology Corp.*	63,723
1,318	Park Electrochemical Corp.	36,311
3,511	Paxar Corp.*	105,365
1,448	Pericom Semiconductor Corp.*	14,494
979	Photon Dynamics, Inc.*	11,768
5,365	Photronics, Inc.*	80,743
2,537	Plantronics, Inc.	63,704
4,531	Plexus Corp.*	94,970
5,113	PMC - Sierra, Inc.*	39,523
3,011	Polycom, Inc.*	100,266
11,523	Powerwave Technologies, Inc.*	71,788
1,817	Progress Software Corp.*	54,746
6,973	QLogic Corp.*	124,677
326	Quality Systems, Inc.	13,193
36,914	Quantum Corp.*	101,514
4,567	Quest Software, Inc.*	77,685
735	Rackable Systems, Inc.*	8,644
1,962	Rambus, Inc.*	38,867
7,750	RealNetworks, Inc.*	58,513
1,173	Red Hat, Inc.*	24,797
2,908	Renaissance Learning, Inc.	35,478
9,177	RF Micro Devices, Inc.*	57,356
140	Riverbed Technology, Inc.*	4,467
679	Rofin-Sinar Technologies, Inc.*	45,004
813	Rogers Corp.*	36,861
940	Rudolph Technologies, Inc.*	16,234
5,620	S1 Corp.*	36,530
1,418	Saifun Semiconductors Ltd. (Israel)*	15,286
425	Salesforce.com, Inc.*	17,850
3,334	Sapient Corp.*	24,105
2,412	ScanSource, Inc.*	69,273
1,686	SeaChange International, Inc.*	14,500
3,642	Semtech Corp.*	52,518

See Notes to Financial Statements.
41

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,926	Silicon Image, Inc.*	$16,872
2,031	Silicon Laboratories, Inc.*	66,637
6,658	Silicon Storage Technology, Inc.*	27,431
940	Sina Corp. (Cayman Islands)*	32,411
754	Sirf Technology Holdings, Inc.*	18,292
13,295	Skyworks Solutions, Inc.*	91,603
709	Sohu.com, Inc.*	17,952
675	Sonic Solutions, Inc.*	8,795
3,026	SonicWALL, Inc.*	24,692
2,301	Sonus Networks, Inc.*	17,787
737	SPSS, Inc.*	27,018
2,609	SRA International, Inc., Class A*	63,738
1,056	Standard Microsystems Corp.*	33,855
287	Supertex, Inc.*	9,399
5,104	Sybase, Inc.*	123,466
10,858	Sycamore Networks, Inc.*	39,849
2,766	Sykes Enterprises, Inc.*	51,060
2,789	Symmetricom, Inc.*	22,786
819	Synaptics, Inc.*	24,537
1,637	Syntel, Inc.	57,393
6,399	Take-Two Interactive Software, Inc.*	122,669
518	Talx Corp.	17,866
2,283	Technitrol, Inc.	61,253
4,011	Tekelec*	57,518
3,959	Tektronix, Inc.	116,355
482	Tessera Technologies, Inc.*	20,625
2,735	THQ, Inc.*	91,267
8,730	TIBCO Software, Inc.*	79,618
2,116	TNS, Inc.*	25,688
1,122	Transaction Systems Architects, Inc.*	35,601
409	Trident Microsystems, Inc.*	8,683
3,083	Trimble Navigation Ltd.*	88,420
9,845	Triquint Semiconductor, Inc.*	50,899
1,369	Tyler Technologies, Inc.*	16,360
133	Ultimate Software Group, Inc.*	3,671
3,186	United Online, Inc.	45,974
1,947	ValueClick, Inc.*	55,684
1,645	Varian Semiconductor Equipment Associates, Inc.*	109,162
1,710	Veeco Instruments, Inc.*	31,259
1,142	VeriFone Holdings, Inc.*	40,301
1,431	Verigy Ltd. (Singapore)*	36,161
895	Viasat, Inc.*	30,699
1,418	Vignette Corp.*	26,261
282	VistaPrint Ltd. (Bermuda)*	10,541
929	WebEx Communications, Inc.*	52,711
2,238	webMethods, Inc.*	20,343
1,054	Websense, Inc.*	26,044
3,006	Wind River Systems, Inc.*	29,549
783	Witness Systems, Inc.*	21,345
1,204	Wright Express Corp.*	37,938
908	Xyratex Ltd. (Bermuda)*	20,321

Number of Shares		Value
	Common Stocks (Continued)
2,896	Zebra Technologies Corp., Class A*	$115,232
2,820	Zoran Corp.*	56,005
		12,942,841
	Materials—5.5%
4,431	A. Schulman, Inc.	102,622
1,449	AMCOL International Corp.	34,819
1,164	Apex Silver Mines Ltd. (Cayman Islands)*	17,448
2,008	AptarGroup, Inc.	147,087
2,989	Arch Chemicals, Inc.	90,328
5,736	Buckeye Technologies, Inc.*	72,675
6,069	Caraustar Industries, Inc.*	43,211
1,022	Carpenter Technology Corp.	124,040
1,355	Century Aluminum Co.*	64,105
2,673	CF Industries Holdings, Inc.	106,091
1,415	Chaparral Steel Co.	99,758
5,358	Chesapeake Corp.	79,084
1,442	Cleveland-Cliffs, Inc.	99,916
5,920	Coeur d'Alene Mines Corp.*	24,213
2,733	Compass Minerals International, Inc.	93,851
468	Deltic Timber Corp.	23,377
2,285	Eagle Materials, Inc.	101,934
6,349	Ferro Corp.	132,123
2,085	Florida Rock Industries, Inc.	144,115
6,048	Georgia Gulf Corp.	96,587
3,044	Gibraltar Industries, Inc.	67,881
5,317	Glatfelter	79,489
4,574	H.B. Fuller Co.	116,957
3,818	Headwaters, Inc.*	82,736
2,004	Hecla Mining Co.*	17,655
1,067	Innospec, Inc.	57,287
1,461	Metal Management, Inc.	70,230
1,542	Minerals Technologies, Inc.	98,102
3,683	Myers Industries, Inc.	82,683
1,409	Neenah Paper, Inc.	53,824
1,640	NewMarket Corp.	77,293
11,566	NL Industries, Inc.	137,057
2,574	OM Group, Inc.*	135,212
18,064	PolyOne Corp.*	118,500
3,005	Quanex Corp.	129,305
3,807	Rock-Tenn Co., Class A	145,657
301	Royal Gold, Inc.	8,828
478	RTI International Metals, Inc.*	45,061
4,044	Ryerson, Inc.	166,371
1,664	Schnitzer Steel Industries, Inc., Class A	86,378
2,507	Schweitzer-Mauduit International, Inc.	68,817
5,309	Sensient Technologies Corp.	138,990
3,410	Spartech Corp.	95,685
2,005	Stepan Co.	57,423
5,269	Stillwater Mining Co.*	81,143
1,339	Symyx Technologies, Inc.*	15,412
7,074	Terra Industries, Inc.*	124,785

See Notes to Financial Statements.
42

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,714	Texas Industries, Inc.	$130,555
2,243	Titanium Metals Corp.*	77,451
2,446	Tronox, Inc., Class A	34,562
3,050	Tronox, Inc., Class B	42,304
4,399	W.R. Grace & Co.*	117,013
6,120	Wausau Paper Corp.	82,375
4,605	Westlake Chemical Corp.	134,420
2,543	Wheeling-Pittsburgh Corp.*	61,388
142	Zoltek Cos., Inc.*	4,322
		4,740,535
	Telecommunication Services—1.8%
2,677	Alaska Communications Systems Group, Inc.	42,564
199	Cbeyond, Inc.*	6,921
9,920	Centennial Communications Corp.	82,634
405	Cogent Communications Group, Inc.*	10,311
1,307	CT Communications, Inc.	31,904
14,417	Dobson Communications Corp., Class A*	131,339
2,774	FairPoint Communications, Inc.	52,040
4,295	General Communication, Inc., Class A*	61,118
1,046	Global Crossing Ltd. (Bermuda)*	30,167
1,523	Golden Telecom, Inc.	89,263
2,097	IDT Corp.	22,207
7,796	IDT Corp., Class B	86,146
619	InPhonic, Inc.*	5,905
2,784	Iowa Telecommunications Services, Inc.	56,543
481	iPCS, Inc.*	24,098
1,949	Leap Wireless International, Inc.*	148,766
1,820	Millicom International Cellular S.A. (Luxembourg)*	147,875
892	NeuStar, Inc., Class A*	25,654
1,435	North Pittsburgh Systems, Inc.	29,791
2,885	NTELOS Holdings Corp.	58,104
5,541	Premiere Global Services, Inc.*	67,434
1,250	SBA Communications Corp., Class A*	36,775
2,058	SureWest Communications	52,109
5,585	Syniverse Holdings, Inc.*	57,581
4,471	Time Warner Telecom, Inc., Class A*	91,656
5,083	USA Mobility, Inc.*	108,573
1,538	Vonage Holdings Corp.*	4,722
		1,562,200
	Utilities—1.4%
1,375	American States Water Co.	49,005
1,673	California Water Service Group	65,030
1,518	Cascade Natural Gas Corp.	39,468
1,730	Central Vermont Public Service Corp.	55,706
2,475	CH Energy Group, Inc.	118,750
5,333	El Paso Electric Co.*	140,790
3,718	Empire District Electric (The) Co.	91,835
849	ITC Holdings Corp.	35,726
3,499	Laclede Group (The), Inc.	109,834
2,388	MGE Energy, Inc.	86,255

Number of Shares		Value
	Common Stocks (Continued)
2,913	Northwest Natural Gas Co.	$148,009
716	Ormat Technologies, Inc.	26,127
3,381	Otter Tail Corp.	115,630
1,054	SJW Corp.	36,532
2,618	South Jersey Industries, Inc.	102,809
		1,221,506
	Total Common Stocks (Cost $82,105,408)	85,038,865
	Money Market Fund—0.2%
140,705	Liquid Assets Portfolio Private Class** (Cost $140,705)	140,705
	Total Investments (Cost $82,246,113)—99.4%	85,179,570
	Other assets less liabilities—0.6%	500,306
	Net Assets—100.0%	$85,679,876

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$81,882,710	95.5%
Bermuda	1,460,142	1.7
Marshall Islands	496,422	0.6
Cayman Islands	418,013	0.5
Singapore	150,894	0.2
Israel	149,418	0.2
Luxembourg	147,875	0.2
Virgin Islands	133,622	0.2
Canada	110,725	0.1
Netherlands	101,270	0.1
Panama	94,495	0.1
Bahamas	33,984	0.0
Total investments	85,179,570	99.4
Other assets less liabilities	500,306	0.6
Net Assets	$85,679,876	100.0%

See Notes to Financial Statements.
43

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—97.8%
	Chemicals—54.1%
11,331	Air Products & Chemicals, Inc.	$866,822
3,105	Airgas, Inc.	138,328
3,353	Albemarle Corp.	142,335
4,219	Cabot Corp.	191,121
14,593	Celanese Corp., Series A	484,050
12,622	Chemtura Corp.	139,221
1,295	Cytec Industries, Inc.	71,096
59,972	Dow Chemical (The) Co.	2,675,350
38,551	E.I. du Pont de Nemours and Co.	1,895,552
8,669	Eastman Chemical Co.	586,891
8,776	Ecolab, Inc.	377,280
2,689	FMC Corp.	206,865
4,192	Hercules, Inc.*	78,977
24,287	Huntsman Corp.	476,025
4,899	International Flavors & Fragrances, Inc.	238,434
5,047	Lubrizol (The) Corp.	302,517
10,331	Lyondell Chemical Co.	321,501
14,132	Monsanto Co.	833,647
9,058	Mosaic (The) Co.*	267,211
8,247	Olin Corp.	141,354
14,451	PPG Industries, Inc.	1,063,305
12,574	Praxair, Inc.	811,652
5,974	Rockwood Holdings, Inc.*	183,402
9,341	Rohm & Haas Co.	477,979
5,237	RPM International, Inc.	111,391
4,655	Sigma-Aldrich Corp.	195,882
5,795	Valhi, Inc.	97,240
7,105	Valspar (The) Corp.	192,119
		13,567,547
	Coal—4.3%
4,573	Arch Coal, Inc.	164,948
5,412	CONSOL Energy, Inc.	226,601
5,429	Foundation Coal Holdings, Inc.	213,848
5,493	Massey Energy Co.	147,926
6,926	Peabody Energy Corp.	332,310
		1,085,633
	Forest Products & Paper—12.4%
58,513	International Paper Co.	2,207,111
11,297	Weyerhaeuser Co.	894,948
		3,102,059
	Household Products/Wares—1.0%
3,972	Avery Dennison Corp.	247,058
	Iron/Steel—8.5%
6,968	AK Steel Holding Corp.*	212,663
1,604	Allegheny Technologies, Inc.	175,766
11,538	Nucor Corp.	732,202
3,252	Reliance Steel & Aluminum Co.	193,169

Number of Shares		Value
	Common Stocks (Continued)
3,466	Steel Dynamics, Inc.	$153,578
6,464	United States Steel Corp.	656,355
		2,123,733
	Metal Fabricate/Hardware—1.7%
6,821	Commercial Metals Co.	228,708
9,457	Worthington Industries, Inc.	210,418
		439,126
	Mining—15.8%
68,500	Alcoa, Inc.	2,431,064
8,793	Freeport-McMoRan Copper & Gold, Inc., Class B	590,538
8,433	Southern Copper Corp.	677,170
2,218	Titanium Metals Corp.*	76,588
9,669	USEC, Inc.*	195,024
		3,970,384
	Total Common Stocks (Cost $21,176,326)	24,535,540
	Money Market Fund—0.4%
121,578	Liquid Assets Portfolio Private Class** (Cost $121,578)	121,578
	Total Investments (Cost $21,270,492)—98.2%	24,657,118
	Other assets less liabilities—1.8%	424,872
	Net Assets—100.0%	$25,081,990

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
44

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.5%
	Agriculture—14.9%
22,309	Altria Group, Inc.	$1,537,536
6,624	Archer-Daniels-Midland Co.	256,349
1,607	Bunge Ltd. (Bermuda)	121,746
1,656	Loews Corp. - Carolina Group	126,734
3,746	Reynolds American, Inc.	240,718
556	Universal Corp.	34,850
1,538	UST, Inc.	87,174
		2,405,107
	Apparel—3.0%
539	Coach, Inc.*	26,319
2,184	Hanesbrands, Inc.*	58,073
1,635	Jones Apparel Group, Inc.	54,593
593	Kellwood Co.	16,711
1,017	Liz Claiborne, Inc.	45,480
2,770	Nike, Inc., Class B	149,192
355	Polo Ralph Lauren Corp.	32,699
670	Timberland Co., Class A*	17,293
979	VF Corp.	85,966
		486,326
	Auto Manufacturers—18.7%
182,357	Ford Motor Co.*	1,466,151
50,032	General Motors Corp.	1,562,500
		3,028,651
	Auto Parts & Equipment—5.6%
1,272	American Axle & Manufacturing Holdings, Inc.	35,552
2,885	ArvinMeritor, Inc.	59,575
1,067	Autoliv, Inc.	62,046
513	BorgWarner, Inc.	39,968
1,971	Cooper Tire & Rubber Co.	38,099
4,085	Goodyear Tire & Rubber (The) Co.*	135,867
1,942	Johnson Controls, Inc.	198,726
2,527	Lear Corp.*	92,791
1,305	Tenneco, Inc.*	39,085
3,300	TRW Automotive Holdings Corp.*	122,298
9,810	Visteon Corp.*	89,467
		913,474
	Beverages—13.5%
5,997	Anheuser-Busch Cos., Inc.	294,992
210	Brown-Forman Corp., Class A	14,066
458	Brown-Forman Corp., Class B	29,280
15,494	Coca-Cola (The) Co.	808,633
8,561	Coca-Cola Enterprises, Inc.	187,828
2,271	Constellation Brands, Inc., Class A*	50,893
816	Molson Coors Brewing Co., Class B	76,932
2,930	Pepsi Bottling Group, Inc.	96,133
1,777	PepsiAmericas, Inc.	42,897
8,937	PepsiCo, Inc.	590,646
		2,192,300

Number of Shares		Value
	Common Stocks (Continued)
	Cosmetics/Personal Care—8.3%
1,520	Alberto-Culver Co.	$36,921
2,707	Avon Products, Inc.	107,739
2,817	Colgate-Palmolive Co.	190,824
1,250	Estee Lauder (The) Cos., Inc., Class A	64,275
14,632	Procter & Gamble Co.	940,983
		1,340,742
	Distribution/Wholesale—0.7%
2,130	Genuine Parts Co.	105,243
	Electrical Components & Equipment—0.2%
336	Energizer Holdings, Inc.*	32,652
	Electronics—0.1%
392	Garmin Ltd. (Cayman Islands)	22,810
	Food—19.2%
2,839	Campbell Soup Co.	111,005
1,429	Chiquita Brands International, Inc.*	21,192
9,610	ConAgra Foods, Inc.	236,215
806	Corn Products International, Inc.	32,095
1,950	Dean Foods Co.	71,039
2,780	Del Monte Foods Co.	32,248
1,523	Fresh Del Monte Produce, Inc. (Cayman Islands)	31,024
3,379	General Mills, Inc.	202,402
3,800	H.J. Heinz Co.	179,018
1,536	Hershey (The) Co.	84,419
1,294	Hormel Foods Corp.	49,288
510	J.M. Smucker (The) Co.	28,468
3,430	Kellogg Co.	181,481
35,419	Kraft Foods, Inc., Class A	1,185,475
904	McCormick & Co., Inc.	33,556
920	Pilgrim's Pride Corp.	33,589
14,081	Sara Lee Corp.	231,069
9	Seaboard Corp.	22,437
2,546	Smithfield Foods, Inc.*	77,831
8,197	Tyson Foods, Inc., Class A	171,809
1,607	Wm. Wrigley Jr. Co.	94,620
		3,110,280
	Hand/Machine Tools—0.9%
626	Black & Decker Corp.	56,791
608	Snap-On, Inc.	33,136
830	Stanley Works (The)	48,372
		138,299
	Home Builders—4.7%
792	Beazer Homes USA, Inc.	26,437
1,928	Centex Corp.	86,317
4,145	DR Horton, Inc.	91,936
1,520	Hovnanian Enterprises, Inc., Class A*	36,465
1,277	KB Home	56,328

See Notes to Financial Statements.
45

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
2,197	Lennar Corp., Class A	$93,834
780	MDC Holdings, Inc.	39,983
565	Meritage Homes Corp.*	19,668
73	NVR, Inc.*	60,152
3,662	Pulte Homes, Inc.	98,507
746	Ryland Group, Inc.	33,048
1,212	Standard-Pacific Corp.	25,270
2,068	Toll Brothers, Inc.*	61,585
1,225	WCI Communities, Inc.*	26,754
		756,284
	Home Furnishings—1.2%
1,343	Furniture Brands International, Inc.	21,595
229	Harman International Industries, Inc.	27,913
1,370	La-Z-Boy, Inc.	16,015
1,200	Whirlpool Corp.	127,237
		192,760
	Household Products/Wares—3.0%
1,523	ACCO Brands Corp.*	36,247
1,149	Clorox Co.	77,075
4,321	Kimberly-Clark Corp.	307,525
431	Scotts Miracle-Gro (The) Co., Class A	19,382
2,078	Spectrum Brands, Inc.*	14,463
847	Tupperware Brands Corp.	23,818
		478,510
	Housewares—0.6%
3,276	Newell Rubbermaid, Inc.	100,475
	Leisure Time—0.9%
1,492	Brunswick Corp.	48,878
1,268	Harley-Davidson, Inc.	80,289
375	Polaris Industries, Inc.	18,949
		148,116
	Machinery-Diversified—0.1%
784	Briggs & Stratton Corp.	23,261
	Miscellaneous Manufacturing—1.5%
7,342	Eastman Kodak Co.	182,889
2,631	Leggett & Platt, Inc.	61,881
		244,770
	Office Furnishings—0.3%
448	HNI Corp.	18,700
1,648	Steelcase, Inc., Class A	32,168
		50,868
	Pharmaceuticals—0.1%
378	NBTY, Inc.*	18,677

Number of Shares		Value
	Common Stocks (Continued)
	Software—0.5%
1,069	Activision, Inc.*	$21,380
1,125	Electronic Arts, Inc.*	56,711
		78,091
	Textiles—0.7%
1,101	Cintas Corp.	41,254
813	Mohawk Industries, Inc.*	73,301
		114,555
	Toys/Games/Hobbies—0.8%
1,360	Hasbro, Inc.	42,990
2,920	Mattel, Inc.	82,636
		125,626
	Total Common Stocks (Cost $14,885,390)	16,107,877
	Money Market Fund—0.7%
106,031	Liquid Assets Portfolio Private Class** (Cost $106,031)	106,031
	Total Investments (Cost $14,991,421)—100.2%	16,213,908
	Liabilities in excess of other assets—(0.2%)	(26,997)
	Net Assets—100.0%	$16,186,911

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$16,038,328	99.1%
Bermuda	121,746	0.8
Cayman Islands	53,834	0.3
Total investments	16,213,908	100.2
Liabilities in excess of other assets	(26,997)	(0.2)
Net Assets	$16,186,911	100.0%

See Notes to Financial Statements.
46

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.3%
	Advertising—1.5%
928	Clear Channel Outdoor Holdings, Inc., Class A*	$26,494
225	Getty Images, Inc.*	11,700
2,835	Interpublic Group of Cos., Inc.*	35,948
307	Lamar Advertising Co., Class A*	18,524
707	Omnicom Group, Inc.	74,031
		166,697
	Airlines—1.3%
375	Alaska Air Group, Inc.*	11,100
1,659	AMR Corp.*	43,283
979	Continental Airlines, Inc., Class B*	35,792
3,797	Southwest Airlines Co.	54,488
		144,663
	Commercial Services—5.1%
364	Apollo Group, Inc., Class A*	17,217
6,728	Avis Budget Group, Inc.	189,259
485	Career Education Corp.*	14,327
354	Dollar Thrifty Automotive Group*	16,596
2,258	H&R Block, Inc.	51,053
623	Live Nation, Inc.*	12,641
3,275	McKesson Corp.	192,668
964	Rent-A-Center, Inc.*	26,838
1,533	Service Corp. International	18,626
2,378	ServiceMaster (The) Co.	36,597
		575,822
	Entertainment—0.9%
745	International Game Technology	28,414
2,536	Regal Entertainment Group, Class A	55,159
2,276	Six Flags, Inc.*	13,565
182	Warner Music Group Corp.	3,130
		100,268
	Food—7.2%
971	Great Atlantic & Pacific Tea Co.	31,256
10,241	Kroger (The) Co.	302,211
443	Nash Finch Co.	17,264
1,446	Pathmark Stores, Inc.*	18,249
766	Performance Food Group Co.*	23,938
485	Ruddick Corp.	14,565
4,204	Safeway, Inc.	152,604
2,175	SUPERVALU, Inc.	99,833
3,832	Sysco Corp.	125,460
303	Weis Markets, Inc.	13,041
404	Whole Foods Market, Inc.	18,903
		817,324
	Household Products/Wares—0.1%
662	American Greetings Corp., Class A	16,848
	Internet—3.1%
652	Amazon.com, Inc.*	39,987

Number of Shares		Value
	Common Stocks (Continued)
2,425	eBay, Inc.*	$82,305
1,758	Expedia, Inc.*	41,524
1,975	IAC/InterActiveCorp*	75,287
4,390	Liberty Media Corp. – Interactive, Class A*	109,881
		348,984
	Leisure Time—2.0%
3,378	Carnival Corp. (Panama)	165,150
1,426	Royal Caribbean Cruises Ltd. (Liberia)	59,279
		224,429
	Lodging—2.8%
316	Boyd Gaming Corp.	14,378
726	Harrah's Entertainment, Inc.	61,928
1,085	Hilton Hotels Corp.	36,890
160	Las Vegas Sands Corp.*	13,630
808	Marriott International, Inc., Class A	36,530
805	MGM Mirage*	54,136
950	Starwood Hotels & Resorts Worldwide, Inc.	63,670
139	Station Casinos, Inc.	12,093
819	Wyndham Worldwide Corp.*	28,337
		321,592
	Media—24.3%
1,072	Belo Corp., Class A	20,657
882	Cablevision Systems Corp., Class A	28,912
7,825	CBS Corp., Class B	248,600
9,610	Charter Communications, Inc., Class A*	29,022
2,815	Clear Channel Communications, Inc.	99,735
9,682	Comcast Corp., Class A*	258,122
5,026	Comcast Corp., Special Class A*	132,686
3,304	DIRECTV Group (The), Inc.*	78,767
1,549	Discovery Holding Co., Class A*	33,691
492	Dow Jones & Co., Inc.	17,874
951	EchoStar Communications Corp., Class A*	44,250
589	EW Scripps Co., Class A	25,504
1,779	Gannett Co., Inc.	101,510
581	Hearst-Argyle Television, Inc.	15,472
3,448	Idearc, Inc.*	119,818
962	Liberty Global, Inc., Class A*	34,526
963	Liberty Global, Inc., Series C*	32,174
231	Liberty Media Corp. - Capital, Series A*	26,096
1,094	McGraw-Hill Cos. (The), Inc.	71,690
194	Meredith Corp.	11,236
1,343	New York Times (The) Co., Class A	31,426
6,599	News Corp., Class A	147,752
3,003	News Corp., Class B	72,072
488	Scholastic Corp.*	15,065
4,175	Sun-Times Media Group, Inc., Class A	25,468
26,706	Time Warner, Inc.	550,946
2,621	Tribune Co.	85,969
2,748	Viacom, Inc., Class B*	113,355
8,476	Walt Disney (The) Co.	296,490
		2,768,885

See Notes to Financial Statements.
47

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Pharmaceuticals—3.0%
2,333	AmerisourceBergen Corp.	$116,627
2,998	Cardinal Health, Inc.	209,710
655	Omnicare, Inc.	21,726
		348,063
	Retail—47.6%
225	Abercrombie & Fitch Co., Class A	18,374
621	Advance Auto Parts, Inc.	25,585
464	American Eagle Outfitters, Inc.	13,674
399	AnnTaylor Stores Corp.*	15,354
619	Asbury Automotive Group, Inc.	17,809
4,594	AutoNation, Inc.*	93,901
313	AutoZone, Inc.*	41,642
580	Barnes & Noble, Inc.	22,927
876	Bed Bath & Beyond, Inc.*	35,688
2,566	Best Buy Co., Inc.	119,704
877	Big Lots, Inc.*	28,239
984	BJ's Wholesale Club, Inc.*	33,978
5,157	Blockbuster, Inc., Class A*	31,973
3,102	Blockbuster, Inc., Class B*	17,961
809	Borders Group, Inc.	17,078
730	Brinker International, Inc.	22,703
556	Burger King Holdings, Inc.	13,049
558	CarMax, Inc.*	13,905
282	CBRL Group, Inc.	12,572
1,218	Charming Shoppes, Inc.*	15,225
576	Circuit City Stores, Inc.	10,051
365	Claire's Stores, Inc.	11,888
2,947	Costco Wholesale Corp.	157,871
11,949	CVS Caremark Corp.	433,032
642	Darden Restaurants, Inc.	26,630
1,027	Dillard's, Inc., Class A	35,565
2,259	Dollar General Corp.	48,230
599	Dollar Tree Stores, Inc.*	23,553
1,002	Family Dollar Stores, Inc.	31,904
2,999	Federated Department Stores, Inc.	131,716
1,297	Foot Locker, Inc.	30,856
546	Gamestop Corp., Class A*	18,111
5,128	Gap (The), Inc.	92,048
466	Group 1 Automotive, Inc.	19,106
11,452	Home Depot, Inc.	433,686
201	Jack in the Box, Inc.*	13,391
1,365	J. C. Penney Co., Inc.	107,958
1,323	Kohl's Corp.*	97,955
399	Longs Drug Stores Corp.	21,841
6,224	Lowe's Cos., Inc.	190,205
2,983	Ltd Brands, Inc.	82,241
5,217	McDonald's Corp.	251,877
761	Nordstrom, Inc.	41,794
761	OfficeMax, Inc.	37,456
440	O'Reilly Automotive, Inc.*	15,664

Number of Shares		Value
	Common Stocks (Continued)
486	OSI Restaurant Partners, Inc.	$19,348
301	Pantry (The), Inc.*	13,542
528	Payless Shoesource, Inc.*	16,843
756	PEP Boys-Manny Moe & Jack	14,099
544	PetSmart, Inc.	18,055
1,822	Pier 1 Imports, Inc.*	13,756
1,068	RadioShack Corp.	31,047
9,675	Rite Aid Corp.*	59,405
638	Ross Stores, Inc.	21,150
1,830	Saks, Inc.	38,320
1,730	Sally Beauty Holdings, Inc.*	16,989
965	Sears Holdings Corp.*	184,228
833	Sonic Automotive, Inc., Class A	23,815
5,628	Staples, Inc.	139,574
1,244	Starbucks Corp.*	38,589
497	Talbots (The), Inc.	11,680
4,298	Target Corp.	255,172
489	Tiffany & Co.	23,320
389	Tim Hortons, Inc.	12,265
2,461	TJX Cos., Inc.	68,637
1,326	United Auto Group, Inc.	26,891
26,454	Wal-Mart Stores, Inc.	1,267,675
886	Wendy's International, Inc.	33,402
644	Williams-Sonoma, Inc.	22,682
889	Yum! Brands, Inc.	54,994
618	Zale Corp.*	17,248
		5,418,696
	Software—0.1%
146	Dun & Bradstreet (The) Corp.	13,184
	Transportation—0.2%
675	Laidlaw International, Inc.	23,119
	Trucking & Leasing—0.1%
218	AMERCO, Inc.*	15,251
	Total Common Stocks (Cost $10,168,147)	11,303,825
	Money Market Fund—0.3%
31,646	Liquid Assets Portfolio Private Class** (Cost $31,646)	31,646
	Total Investments (Cost $10,199,793)—99.6%	11,335,471
	Other assets less liabilities—0.4%	42,094
	Net Assets—100.0%	$11,377,565

*  Non-income producing security.

**  Affiliated investment

See Notes to Financial Statements.
48

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

April 30, 2007

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$11,111,042	97.7%
Panama	165,150	1.4
Liberia	59,279	0.5
Total investments	11,335,471	99.6
Other assets less liabilities	42,094	0.4
Net Assets	$11,377,565	100.0%

See Notes to Financial Statements.
49

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.2%
	Electric—1.5%
18,545	Dynegy, Inc., Class A*	$174,508
2,759	OGE Energy Corp.	106,056
		280,564
	Oil & Gas—83.2%
9,963	Anadarko Petroleum Corp.	464,874
5,085	Apache Corp.	368,663
4,972	Chesapeake Energy Corp.	167,805
48,867	Chevron Corp.	3,801,363
1,928	Cimarex Energy Co.	75,963
1,863	CNX Gas Corp.*	52,276
17,427	ConocoPhillips	1,208,561
7,068	Devon Energy Corp.	515,045
833	Diamond Offshore Drilling, Inc.	71,305
1,171	ENSCO International, Inc.	66,021
2,170	EOG Resources, Inc.	159,365
49,665	Exxon Mobil Corp.	3,942,407
2,150	Forest Oil Corp.*	75,766
1,181	Frontier Oil Corp.	41,725
1,934	GlobalSantaFe Corp. (Cayman Islands)	123,641
6,363	Hess Corp.	361,100
797	Houston Exploration Co.*	44,130
8,166	Marathon Oil Corp.	829,257
3,091	Murphy Oil Corp.	171,365
4,105	Nabors Industries Ltd. (Bermuda)*	131,853
2,405	Newfield Exploration Co.*	105,219
892	Noble Corp. (Cayman Islands)	75,115
1,510	Noble Energy, Inc.	88,803
13,939	Occidental Petroleum Corp.	706,707
1,894	Patterson-UTI Energy, Inc.	46,195
2,107	Pioneer Natural Resources Co.	105,771
1,464	Pogo Producing Co.	70,653
2,800	Pride International, Inc.*	91,868
1,239	Rowan Cos., Inc.	45,397
905	Southwestern Energy Co.*	38,010
1,430	Stone Energy Corp.*	42,371
3,735	Sunoco, Inc.	282,105
1,358	Tesoro Corp.	164,590
2,144	Transocean, Inc. (Cayman Islands)*	184,813
11,054	Valero Energy Corp.	776,322
2,436	XTO Energy, Inc.	132,202
		15,628,626
	Oil & Gas Services—10.9%
3,151	Baker Hughes, Inc.	253,309
2,870	BJ Services Co.	82,254
1,026	Cameron International Corp.*	66,249
2,201	Dresser-Rand Group, Inc.*	70,234
704	FMC Technologies, Inc.*	49,900
828	Grant Prideco, Inc.*	42,675
11,053	Halliburton Co.	351,154
1,882	Hanover Compressor Co.*	40,708

Number of Shares		Value
	Common Stocks (Continued)
1,535	National Oilwell Varco, Inc.*	$130,245
7,874	Schlumberger Ltd. (Netherlands)	581,336
361	SEACOR Holdings, Inc.*	34,396
1,723	Smith International, Inc.	90,354
798	Tidewater, Inc.	50,442
3,937	Weatherford International Ltd. (Bermuda)*	206,653
		2,049,909
	Pipelines—4.6%
25,924	El Paso Corp.	388,860
1,297	Kinder Morgan, Inc.	138,208
11,511	Williams Cos., Inc.	339,575
		866,643
	Total Common Stocks (Cost $16,703,961)	18,825,742
	Money Market Fund—0.3%
46,362	Liquid Assets Portfolio Private Class** (Cost $46,362)	46,362
	Total Investments (Cost $16,750,323)—100.5%	18,872,104
	Liabilities in excess of other assets—(0.5%)	(84,597)
	Net Assets—100.0%	$18,787,507

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$17,568,693	93.5%
Netherlands	581,336	3.1
Cayman Islands	383,569	2.1
Bermuda	338,506	1.8
Total investments	18,872,104	100.5
Liabilities in excess of other assets	(84,597)	(0.5)
Net Assets	$18,787,507	100.0%

See Notes to Financial Statements.
50

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—98.3%
	Banks—23.3%
665	Associated Banc-Corp	$21,533
487	BancorpSouth, Inc.	11,966
9,202	Bank of America Corp.	468,382
235	Bank of Hawaii Corp.	12,432
3,048	Bank of New York Co. (The), Inc.	123,383
3,137	BB&T Corp.	130,562
210	BOK Financial Corp.	10,779
1,248	Capital One Financial Corp.	92,676
206	City National Corp.	15,083
691	Colonial BancGroup (The), Inc.	16,625
1,151	Comerica, Inc.	71,258
562	Commerce Bancorp, Inc.	18,793
295	Commerce Bancshares, Inc.	13,965
448	Compass Bancshares, Inc.	30,545
228	Cullen/Frost Bankers, Inc.	11,667
3,266	Fifth Third Bancorp	132,567
841	First Horizon National Corp.	32,976
696	FirstMerit Corp.	14,532
1,351	Fremont General Corp.	10,200
924	Fulton Financial Corp.	13,601
1,522	Huntington Bancshares, Inc.	33,758
2,619	Keycorp	93,446
407	M&T Bank Corp.	45,315
979	Marshall & Ilsley Corp.	47,012
1,466	Mellon Financial Corp.	62,935
4,631	National City Corp.	169,263
693	Northern Trust Corp.	43,624
1,776	PNC Financial Services Group, Inc.	131,602
2,062	Popular, Inc.	34,662
2,571	Regions Financial Corp.	90,216
586	Sky Financial Group, Inc.	15,969
383	South Financial Group (The), Inc.	8,667
972	State Street Corp.	66,942
1,799	SunTrust Banks, Inc.	151,872
1,242	Synovus Financial Corp.	39,198
723	TCF Financial Corp.	19,579
333	Trustmark Corp.	8,861
790	UnionBanCal Corp.	48,569
9,067	US Bancorp	311,451
594	Valley National Bancorp	15,070
8,366	Wachovia Corp.	464,648
287	Webster Financial Corp.	12,757
15,959	Wells Fargo & Co.	572,769
328	Whitney Holding Corp.	10,093
329	Wilmington Trust Corp.	13,311
398	Zions Bancorp	32,556
		3,797,670
	Commercial Services—0.2%
325	Equifax, Inc.	12,935
249	Moody's Corp.	16,464
		29,399

Number of Shares		Value
	Common Stocks (Continued)
	Diversified Financial Services—34.4%
313	AG Edwards, Inc.	$22,677
3,366	American Express Co.	204,215
773	AmeriCredit Corp.*	19,503
1,116	Ameriprise Financial, Inc.	66,369
550	Bear Stearns (The) Cos., Inc.	85,635
2,458	Charles Schwab (The) Corp.	46,997
22	Chicago Mercantile Exchange Holdings, Inc.	11,369
1,165	CIT Group, Inc.	69,492
20,652	Citigroup, Inc.	1,107,360
3,818	Countrywide Financial Corp.	141,571
4,796	Doral Financial Corp.*	6,714
1,290	E*Trade Financial Corp.*	28,483
318	Federated Investors, Inc., Class B	12,135
455	Franklin Resources, Inc.	59,746
4,816	Freddie Mac	311,980
2,733	Friedman Billings Ramsey Group, Inc., Class A	15,168
1,263	Goldman Sachs Group (The), Inc.	276,104
449	IndyMac Bancorp, Inc.	13,578
759	Janus Capital Group, Inc.	18,990
366	Jefferies Group, Inc.	11,602
37,487	JPMorgan Chase & Co.	1,953,074
508	Lazard Ltd., Class A (Bermuda)	27,508
205	Legg Mason, Inc.	20,334
2,004	Lehman Brothers Holdings, Inc.	150,861
3,618	Merrill Lynch & Co., Inc.	326,452
4,821	Morgan Stanley	405,012
197	Nuveen Investments, Inc., Class A	10,500
248	NYSE Euronext, Inc.*	20,914
398	Raymond James Financial, Inc.	12,211
1,507	SLM Corp.	81,122
93	Student Loan Corp.	18,944
505	T. Rowe Price Group, Inc.	25,088
821	TD Ameritrade Holding Corp.*	13,998
972	Thornburg Mortgage, Inc.	27,022
		5,622,728
	Forest Products & Paper—0.3%
1,082	Plum Creek Timber Co., Inc.	42,955
	Insurance—28.7%
1,563	ACE Ltd. (Cayman Islands)	92,936
1,951	AFLAC, Inc.	100,164
29	Alleghany Corp.*	10,376
454	Allied World Assurance Holdings Ltd. (Bermuda)	20,121
3,696	Allstate (The) Corp.	230,336
399	AMBAC Financial Group, Inc.	36,628
659	American Financial Group, Inc.	23,243
10,883	American International Group, Inc.	760,832
210	American National Insurance	27,409
1,804	AON Corp.	69,905

See Notes to Financial Statements.
51

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
295	Arch Capital Group Ltd. (Bermuda)*	$21,482
457	Arthur J. Gallagher & Co.	12,778
348	Aspen Insurance Holdings Ltd. (Bermuda)	9,225
616	Assurant, Inc.	35,438
583	Axis Capital Holdings Ltd. (Bermuda)	21,629
209	Berkshire Hathaway, Inc., Class B*	758,253
2,012	Chubb Corp.	108,306
883	Cincinnati Financial Corp.	39,947
1,349	CNA Financial Corp.	62,958
490	Commerce Group, Inc.	15,979
628	Conseco, Inc.*	11,109
332	Endurance Specialty Holdings Ltd. (Bermuda)	12,423
274	Erie Indemnity Co., Class A	14,399
265	Everest Re Group Ltd. (Bermuda)	26,670
1,216	Fidelity National Title Group, Inc.	30,996
693	First American Corp.	35,690
5,141	Genworth Financial, Inc., Class A	187,595
329	Hanover Insurance Group (The), Inc.	15,121
1,481	Hartford Financial Services Group (The), Inc.	149,877
374	HCC Insurance Holdings, Inc.	11,467
207	LandAmerica Financial Group, Inc.	16,632
894	Lincoln National Corp.	63,608
1,875	Loews Corp.	88,725
29	Markel Corp.*	13,308
4,221	Marsh & McLennan Cos., Inc.	134,059
799	MBIA, Inc.	55,578
363	Mercury General Corp.	19,656
3,458	MetLife, Inc.	227,191
463	MGIC Investment Corp.	28,525
909	Montpelier Re Holdings Ltd. (Bermuda)	16,598
761	Nationwide Financial Services, Class A	43,476
306	Odyssey Re Holdings Corp.	12,821
346	Ohio Casualty Corp.	10,947
1,838	Old Republic International Corp.	39,094
347	PartnerRe Ltd. (Bermuda)	24,991
927	Phoenix (The) Cos., Inc.	13,812
408	PMI Group (The), Inc.	19,776
957	Principal Financial Group, Inc.	60,760
2,795	Progressive (The) Corp.	64,481
419	Protective Life Corp.	19,651
2,042	Prudential Financial, Inc.	193,990
368	Radian Group, Inc.	21,384
322	Reinsurance Group of America, Inc.	20,064
291	RenaissanceRe Holdings Ltd. (Bermuda)	15,758
666	Safeco Corp.	44,449
277	Stancorp Financial Group, Inc.	13,185
475	Torchmark Corp.	32,443
292	Transatlantic Holdings, Inc.	20,291
2,886	Travelers (The) Cos., Inc.	156,133
565	Unitrin, Inc.	26,640
2,789	UnumProvident Corp.	69,390
21	Wesco Financial Corp.	9,345

Number of Shares		Value
	Common Stocks (Continued)
42	White Mountains Insurance Group Ltd. (Bermuda)	$24,066
521	Willis Group Holdings Ltd. (Bermuda)	21,371
695	WR Berkley Corp.	22,581
941	XL Capital Ltd., Class A (Cayman Islands)	73,379
		4,691,450
	Investment Companies—0.5%
1,118	Allied Capital Corp.	32,310
652	American Capital Strategies Ltd.	31,739
473	Tri-Continental Corp.	11,901
		75,950
	Real estate—0.1%
344	CB Richard Ellis Group, Inc., Class A*	11,644
291	W.P. Carey & Co. LLC	9,967
		21,611
	REITS—7.8%
411	AMB Property Corp.	25,034
887	American Financial Realty Trust	9,402
396	American Home Mortgage Investment Corp.	9,813
2,139	Annaly Capital Management, Inc.	34,031
628	Apartment Investment & Management Co., Class A	34,728
1,766	Archstone-Smith Trust	92,027
232	AvalonBay Communities, Inc.	28,364
452	Boston Properties, Inc.	53,137
304	Brandywine Realty Trust	9,996
200	BRE Properties, Inc., Class A	12,008
247	Camden Property Trust	17,204
330	CBL & Associates Properties, Inc.	14,999
273	Colonial Properties Trust	13,544
285	Cousins Properties, Inc.	9,567
1,210	Crescent Real Estate EQT Co.	24,817
391	Developers Diversified Realty Corp.	25,454
859	Duke Realty Corp.	37,031
175	Equity Lifestyle Properties, Inc.	9,497
369	Equity One, Inc.	10,306
473	Equity Residential	21,961
70	Essex Property Trust, Inc.	9,020
157	Federal Realty Investment Trust	14,157
355	First Industrial Realty Trust, Inc.	15,545
577	General Growth Properties, Inc.	36,841
362	Glimcher Realty Trust	9,778
740	Health Care Property Investors, Inc.	26,189
353	Health Care REIT, Inc.	15,970
383	Healthcare Realty Trust, Inc.	13,045
392	Highwoods Properties, Inc.	15,986
247	Home Properties, Inc.	13,758
621	Hospitality Properties Trust	28,274
980	Host Hotels & Resorts, Inc.	25,127
1,712	HRPT Properties Trust	20,955

See Notes to Financial Statements.
52

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
1,562	IMPAC Mortgage Holdings, Inc.	$8,669
791	iStar Financial, Inc.	37,905
664	Kimco Realty Corp.	31,918
548	Liberty Property Trust	26,518
203	Macerich (The) Co.	19,309
554	Mack-Cali Realty Corp.	27,129
389	Nationwide Health Properties, Inc.	12,471
348	Newcastle Investment Corp.	10,165
1,525	NovaStar Financial, Inc.	11,224
222	Pennsylvania Real Estate Investment Trust	10,314
273	Post Properties, Inc.	12,796
232	Potlatch Corp.	10,066
705	Prologis	45,684
368	Public Storage, Inc.	34,342
378	Rayonier, Inc.	16,394
466	Realty Income Corp.	13,001
294	Redwood Trust, Inc.	14,762
229	Regency Centers Corp.	18,870
482	Senior Housing Properties Trust	11,004
342	Simon Property Group, Inc.	39,426
80	SL Green Realty Corp.	11,272
615	Strategic Hotels & Resorts, Inc.	13,315
594	United Dominion Realty Trust, Inc.	17,844
265	Ventas, Inc.	11,172
484	Vornado Realty Trust	57,418
378	Weingarten Realty Investors	18,091
		1,278,644
	Savings & Loans—2.8%
615	Astoria Financial Corp.	16,334
145	Downey Financial Corp.	9,708
2,162	Hudson City Bancorp, Inc.	28,798
1,870	New York Community Bancorp, Inc.	32,650
689	People's United Financial, Inc.	13,718
1,427	Sovereign Bancorp, Inc.	34,633
552	Washington Federal, Inc.	13,088
7,324	Washington Mutual, Inc.	307,463
		456,392
	Software—0.2%
200	Mastercard, Inc., Class A	22,336
315	MoneyGram International, Inc.	8,955
		31,291
	Total Common Stocks (Cost $15,346,146)	16,048,090

Number of Shares		Value
	Money Market Fund—0.1%
17,423	Liquid Assets Portfolio Private Class** (Cost $17,423)	$17,423
	Total Investments (Cost $15,363,569)—98.4%	16,065,513
	Other assets less liabilities—1.6%	253,447
	Net Assets—100.0%	$16,318,960

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$15,657,356	95.9%
Bermuda	241,842	1.5
Cayman Islands	166,315	1.0
Total investments	16,065,513	98.4
Other assets less liabilities	253,447	1.6
Net Assets	$16,318,960	100.0%

See Notes to Financial Statements.
53

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.6%
	Biotechnology—5.9%
7,951	Amgen, Inc.*	$509,977
3,113	Biogen Idec, Inc.*	146,965
993	Charles River Laboratories International, Inc.*	47,028
4,038	Genentech, Inc.*	323,000
2,071	Genzyme Corp.*	135,257
827	Invitrogen Corp.*	54,144
1,359	Medimmune, Inc.*	77,028
		1,293,399
	Distribution/Wholesale—0.2%
1,379	Owens & Minor, Inc.	48,748
	Electronics—0.7%
1,840	Applera Corp. - Applied Biosystems Group	57,482
1,816	Thermo Fisher Scientific, Inc.*	94,541
		152,023
	Health Care Equipment & Supplies—0.2%
884	Advanced Medical Optics, Inc. *	35,740
	Healthcare-Products—21.1%
1,841	Alcon, Inc. (Switzerland)	248,406
1,114	Bausch & Lomb, Inc.	65,537
6,515	Baxter International, Inc.	368,944
879	Beckman Coulter, Inc.	55,210
2,170	Becton Dickinson & Co.	170,757
1,446	Biomet, Inc.	62,467
11,533	Boston Scientific Corp.*	178,070
754	CR Bard, Inc.	62,680
826	Dade Behring Holdings, Inc.	40,565
1,405	Dentsply International, Inc.	46,941
1,277	Henry Schein, Inc.*	66,570
1,072	Hillenbrand Industries, Inc.	65,553
35,835	Johnson & Johnson	2,301,323
8,322	Medtronic, Inc.	440,483
1,340	Patterson Cos., Inc.*	48,320
2,469	St. Jude Medical, Inc.*	105,649
1,840	Stryker Corp.	119,490
734	Varian Medical Systems, Inc.*	30,982
1,620	Zimmer Holdings, Inc.*	146,578
		4,624,525
	Healthcare-Services—14.4%
7,320	Aetna, Inc.	343,162
1,145	Apria Healthcare Group, Inc.*	36,342
2,041	Community Health Systems, Inc.*	75,109
1,979	Coventry Health Care, Inc.*	114,446
1,161	DaVita, Inc.*	63,402
2,788	Health Net, Inc.*	150,719
2,857	Humana, Inc.*	180,677
1,743	Kindred Healthcare, Inc.*	60,866
1,183	Laboratory Corp. of America Holdings*	93,386

Number of Shares		Value
	Common Stocks (Continued)
1,136	LifePoint Hospitals, Inc.*	$41,475
1,389	Lincare Holdings, Inc.*	54,782
915	Magellan Health Services, Inc.*	39,254
1,033	Manor Care, Inc.	67,031
2,227	Quest Diagnostics, Inc.	108,878
31,449	Tenet Healthcare Corp.*	233,352
3,089	Triad Hospitals, Inc.*	164,149
11,226	UnitedHealth Group, Inc.	595,652
1,079	Universal Health Services, Inc., Class B	65,517
8,584	WellPoint, Inc.*	677,877
		3,166,076
	Insurance—1.5%
2,145	CIGNA Corp.	333,741
	Pharmaceuticals—55.6%
19,255	Abbott Laboratories	1,090,218
623	Allergan, Inc.	75,508
870	Barr Pharmaceuticals, Inc.*	42,073
47,306	Bristol-Myers Squibb Co.	1,365,251
16,725	Eli Lilly & Co.	988,949
2,332	Express Scripts, Inc.*	222,823
2,193	Forest Laboratories, Inc.*	116,690
1,137	Gilead Sciences, Inc.*	92,916
1,987	Hospira, Inc.*	80,573
4,099	King Pharmaceuticals, Inc.*	83,825
7,303	Medco Health Solutions, Inc.*	569,780
51,658	Merck & Co., Inc.	2,657,287
3,012	Mylan Laboratories, Inc.	66,053
116,416	Pfizer, Inc.	3,080,366
18,211	Schering-Plough Corp.	577,835
2,678	Watson Pharmaceuticals, Inc.*	73,109
17,791	Wyeth	987,401
		12,170,657
	Total Common Stocks (Cost $20,320,285)	21,824,909
	Money Market Fund—0.4%
76,365	Liquid Assets Portfolio Private Class** (Cost $76,365)	76,365
	Total Investment (Cost $20,396,650)—100.0%	21,901,274
	Other assets less liabilities—0.0%	1,512
	Net Assets—100.0%	$21,902,786

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
54

Schedule of Investments (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio

April 30, 2007

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$21,652,868	98.9%
Switzerland	248,406	1.1
Total investments	21,901,274	100.0
Other assets less liabilities	1,512	0.0
Net Assets	$21,902,786	100.0%

See Notes to Financial Statements.
55

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.1%
	Aerospace/Defense—13.3%
726	Alliant Techsystems, Inc.*	$67,612
13,670	Boeing Co.	1,271,311
6,536	General Dynamics Corp.	513,076
2,954	Goodrich Corp.	167,905
1,915	L-3 Communications Holdings, Inc.	172,216
7,023	Lockheed Martin Corp.	675,191
10,119	Northrop Grumman Corp.	745,163
10,970	Raytheon Co.	587,334
1,470	Rockwell Collins, Inc.	96,535
315	Sequa Corp., Class A*	36,918
68	Sequa Corp., Class B*	8,092
16,540	United Technologies Corp.	1,110,330
		5,451,683
	Auto Manufacturers—1.1%
843	Oshkosh Truck Corp.	47,157
4,840	Paccar, Inc.	406,464
		453,621
	Building Materials—1.9%
8,585	American Standard Cos., Inc.	472,689
2,952	Builders FirstSource, Inc.*	47,616
1,749	Lennox International, Inc.	59,134
540	Martin Marietta Materials, Inc.	78,743
1,715	Masco Corp.	46,665
1,138	USG Corp.*	52,519
		757,366
	Chemicals—0.4%
2,450	Sherwin-Williams (The) Co.	156,237
	Commercial Services—4.8%
10,186	Accenture Ltd., Class A (Bermuda)	398,272
811	Alliance Data Systems Corp.*	51,628
1,327	ChoicePoint, Inc.*	50,386
3,512	Convergys Corp.*	88,713
910	Corrections Corp. of America*	51,688
2,369	Deluxe Corp.	89,667
2,489	Hewitt Associates, Inc., Class A*	74,048
2,892	Iron Mountain, Inc.*	81,265
2,090	Kelly Services, Inc., Class A	59,983
2,409	Manpower, Inc.	193,322
871	Monster Worldwide, Inc.*	36,626
4,677	PHH Corp.*	142,649
1,949	Quanta Services, Inc.*	53,578
1,444	Robert Half International, Inc.	48,085
6,266	RR Donnelley & Sons Co.	251,893
4,489	United Rentals, Inc.*	150,382
5,678	Western Union (The) Co.	119,522
		1,941,707

Number of Shares		Value
	Common Stocks (Continued)
	Computers—0.6%
2,829	Affiliated Computer Services, Inc., Class A*	$169,485
1,876	Ceridian Corp.*	63,334
		232,819
	Distribution/Wholesale—0.5%
1,802	W.W. Grainger, Inc.	148,881
974	WESCO International, Inc.*	61,528
		210,409
	Electric—0.3%
4,252	MDU Resources Group, Inc.	128,836
	Electrical Components & Equipment—2.2%
15,757	Emerson Electric Co.	740,421
1,613	Hubbell, Inc., Class B	83,376
1,666	Molex, Inc.	49,780
1,211	Molex, Inc., Class A	32,443
		906,020
	Electronics—4.1%
5,459	Agilent Technologies, Inc.*	187,626
5,049	Arrow Electronics, Inc.*	199,536
4,126	Avnet, Inc.*	168,753
4,105	AVX Corp.	68,307
2,154	Benchmark Electronics, Inc.*	45,622
22,154	Flextronics International Ltd. (Singapore)*	247,017
504	Mettler Toledo International, Inc.*	49,200
2,745	PerkinElmer, Inc.	66,429
52,070	Sanmina-SCI Corp.*	179,642
106,607	Solectron Corp.*	357,134
7,437	Vishay Intertechnology, Inc.*	123,826
		1,693,092
	Engineering & Construction—1.6%
1,172	EMCOR Group, Inc.*	73,473
1,863	Fluor Corp.	178,140
3,335	Jacobs Engineering Group, Inc.*	168,184
2,170	Shaw Group (The), Inc.*	70,373
1,870	URS Corp.*	81,719
1,078	Washington Group International, Inc.*	72,140
		644,029
	Environmental Control—2.2%
19,168	Allied Waste Industries, Inc.*	256,276
5,325	Republic Services, Inc.	148,727
13,326	Waste Management, Inc.	498,526
		903,529
	Forest Products & Paper—1.6%
4,359	Louisiana-Pacific Corp.	85,916
7,399	MeadWestvaco Corp.	246,830
15,832	Smurfit-Stone Container Corp.*	190,776
2,350	Temple-Inland, Inc.	139,214
		662,736

See Notes to Financial Statements.
56

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
	Hand/Machine Tools—0.2%
895	Kennametal, Inc.	$63,151
	Household Products/Wares—0.6%
3,128	Fortune Brands, Inc.	250,553
	Internet—0.1%
1,134	Checkfree Corp.*	38,170
	Machinery-Construction & Mining—2.5%
12,822	Caterpillar, Inc.	931,133
1,355	Terex Corp.*	105,487
		1,036,620
	Machinery-Diversified—2.6%
2,037	AGCO Corp.*	85,004
2,170	Cummins, Inc.	199,987
4,311	Deere & Co.	471,623
1,256	Flowserve Corp.	76,629
379	NACCO Industries, Inc., Class A	60,405
2,515	Rockwell Automation, Inc.	149,743
2,005	Tecumseh Products Co., Class A*	20,371
570	Tecumseh Products Co., Class B*	5,837
		1,069,599
	Metal Fabricate/Hardware—0.6%
1,643	Mueller Industries, Inc.	53,890
846	Precision Castparts Corp.	88,077
3,389	Timken (The) Co.	111,770
		253,737
	Mining—0.4%
1,183	Vulcan Materials Co.	146,302
	Miscellaneous Manufacturing—37.9%
14,404	3M Co.	1,192,218
813	Acuity Brands, Inc.	48,065
1,099	Brink's (The) Co.	69,787
1,228	Carlisle Cos., Inc.	50,569
5,468	Cooper Industries Ltd., Class A (Bermuda)	272,088
1,335	Crane Co.	56,751
2,722	Danaher Corp.	193,779
3,817	Dover Corp.	183,674
3,212	Eaton Corp.	286,543
238,203	General Electric Co.	8,780,162
1,786	Harsco Corp.	91,086
17,931	Honeywell International, Inc.	971,501
8,826	Illinois Tool Works, Inc.	452,862
6,922	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	309,067
2,799	ITT Corp.	178,604
2,109	Pall Corp.	88,473
2,326	Parker Hannifin Corp.	214,318
2,677	Pentair, Inc.	86,039
1,703	SPX Corp.	120,709

Number of Shares		Value
	Common Stocks (Continued)
1,029	Teleflex, Inc.	$73,913
3,098	Textron, Inc.	314,974
1,177	Trinity Industries, Inc.	54,613
43,973	Tyco International Ltd. (Bermuda)	1,434,838
		15,524,633
	Packaging & Containers—3.1%
2,200	Ball Corp.	111,518
2,890	Bemis Co., Inc.	96,006
6,241	Crown Holdings, Inc.*	150,845
10,242	Graphic Packaging Corp.*	52,541
660	Greif, Inc., Class A	36,696
194	Greif, Inc., Class B	9,855
7,593	Owens-Illinois, Inc.*	228,473
2,391	Packaging Corp. of America	59,201
3,044	Pactiv Corp.*	105,262
7,732	Sealed Air Corp.	254,383
883	Silgan Holdings, Inc.	50,667
2,861	Sonoco Products Co.	121,993
		1,277,440
	Retail—0.1%
980	World Fuel Services Corp.	45,286
	Software—3.8%
7,803	Automatic Data Processing, Inc.	349,262
1,950	Broadridge Financial Solutions, Inc.*	39,078
6,253	Fidelity National Information Services, Inc.	315,964
15,002	First Data Corp.	486,065
2,652	Fiserv, Inc.*	141,007
2,048	IMS Health, Inc.	60,068
3,151	Paychex, Inc.	116,902
1,636	Total System Services, Inc.	50,814
		1,559,160
	Telecommunications—0.2%
1,049	Anixter International, Inc.*	75,108
	Transportation—12.2%
1,105	Alexander & Baldwin, Inc.	59,062
6,366	Burlington Northern Santa Fe Corp.	557,280
1,446	CH Robinson Worldwide, Inc.	77,303
1,684	Con-way, Inc.	91,997
9,006	CSX Corp.	388,789
1,346	Expeditors International Washington, Inc.	56,263
4,797	FedEx Corp.	505,796
2,260	JB Hunt Transport Services, Inc.	61,156
1,458	Kansas City Southern*	54,165
7,928	Norfolk Southern Corp.	422,087
1,064	Overseas Shipholding Group	75,331
2,775	Ryder System, Inc.	146,076
2,020	Ship Finance International Ltd. (Bermuda)	60,075
2,345	Swift Transportation Co., Inc.*	73,352
1,998	Teekay Shipping Corp. (Marshall Islands)	119,181

See Notes to Financial Statements.
57

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
6,147	Union Pacific Corp.	$702,294
19,896	United Parcel Service, Inc., Class B	1,401,274
2,295	Werner Enterprises, Inc.	43,398
2,878	YRC Worldwide, Inc.*	114,516
		5,009,395
	Trucking & Leasing—0.2%
1,846	GATX Corp.	90,472
	Total Common Stocks (Cost $37,675,962)	40,581,710
	Money Market Fund—0.1%
35,802	Liquid Assets Portfolio Private Class** (Cost $35,802)	35,802
	Total Investments (Cost $37,711,764)—99.2%	40,617,512
	Other assets less liabilities—0.8%	310,387
	Net Assets—100.0%	$40,927,899

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$37,776,974	92.3%
Bermuda	2,474,340	6.0
Singapore	247,017	0.6
Marshall Islands	119,181	0.3
Total Investments	40,617,512	99.2
Other assets less liabilities	310,387	0.8
Net Assets	$40,927,899	100.0%

See Notes to Financial Statements.
58

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—100.1%
	Computers—20.5%
1,474	Apple, Inc.*	$147,105
1,716	Cadence Design Systems, Inc.*	38,095
3,378	Computer Sciences Corp.*	187,614
17,424	Dell, Inc.*	439,259
712	Diebold, Inc.	33,941
449	DST Systems, Inc.*	35,044
9,073	Electronic Data Systems Corp.	265,295
13,239	EMC Corp.*	200,968
10,043	Gateway, Inc.*	21,994
14,962	Hewlett-Packard Co.	630,499
9,309	International Business Machines	951,473
1,037	Lexmark International, Inc., Class A*	56,517
1,479	NCR Corp.*	74,542
695	Network Appliance, Inc.*	25,861
1,337	Perot Systems Corp., Class A*	23,932
1,036	SanDisk Corp.*	45,014
3,189	Seagate Technology (Cayman Islands)	70,636
25,953	Sun Microsystems, Inc.*	135,475
961	Synopsys, Inc.*	26,581
5,999	Unisys Corp.*	47,032
1,442	Western Digital Corp.*	25,495
		3,482,372
	Distribution/Wholesale—2.2%
658	CDW Corp.	47,383
8,442	Ingram Micro, Inc., Class A*	165,631
3,227	Tech Data Corp.*	114,688
623	United Stationers, Inc.*	37,081
		364,783
	Holding Companies-Diversified—0.2%
1,157	Leucadia National Corp.	34,872
	Internet—2.3%
1,298	Check Point Software Technologies (Israel)*	30,568
272	Google, Inc., Class A*	128,215
795	McAfee, Inc.*	25,830
3,401	Symantec Corp.*	59,858
1,384	VeriSign, Inc.*	37,852
3,549	Yahoo!, Inc.*	99,514
		381,837
	Office/Business Equipment—2.1%
2,946	IKON Office Solutions, Inc.	44,072
2,462	Pitney Bowes, Inc.	118,176
10,040	Xerox Corp.*	185,740
		347,988
	Retail—0.1%
1,263	Insight Enterprises, Inc.*	25,033
	Semiconductors—12.7%
3,025	Advanced Micro Devices, Inc.*	41,806

Number of Shares		Value
	Common Stocks (Continued)
1,129	Altera Corp.	$25,448
1,856	Amkor Technology, Inc.*	25,965
1,494	Analog Devices, Inc.	57,698
6,667	Applied Materials, Inc.	128,140
4,376	Atmel Corp.*	23,280
1,048	Broadcom Corp., Class A*	34,112
1,344	Fairchild Semiconductor International, Inc.*	23,654
48,790	Intel Corp.	1,048,986
574	International Rectifier Corp.*	20,251
865	Intersil Corp., Class A	25,768
745	Kla-Tencor Corp.	41,385
489	Lam Research Corp.*	26,298
1,276	Linear Technology Corp.	47,748
5,227	LSI Logic Corp.*	44,430
1,896	Marvell Technology Group Ltd. (Bermuda)*	30,582
1,506	Maxim Integrated Products, Inc.	47,770
660	Microchip Technology, Inc.	26,624
335	Micron Technology, Inc.*	3,842
1,193	National Semiconductor Corp.	31,376
883	Novellus Systems, Inc.*	28,583
1,045	NVIDIA Corp.*	34,370
2,550	Spansion, Inc., Class A*	25,041
1,203	Teradyne, Inc.*	20,992
7,263	Texas Instruments, Inc.	249,630
1,348	Xilinx, Inc.	39,739
		2,153,518
	Software—18.2%
889	Adobe Systems, Inc.*	36,947
1,931	BEA Systems, Inc.*	22,766
901	BMC Software, Inc.*	29,165
2,488	CA, Inc.	67,823
660	Citrix Systems, Inc.*	21,516
2,839	Compuware Corp.*	28,021
1,306	Intuit, Inc.*	37,156
81,833	Microsoft Corp.	2,450,079
3,175	Novell, Inc.*	23,178
18,112	Oracle Corp.*	340,506
1,594	SYNNEX Corp.*	31,163
		3,088,320
	Telecommunications—41.8%
4,601	ALLTEL Corp.	288,437
1,124	Amdocs Ltd. (Guernsey)*	41,307
1,507	American Tower Corp., Class A*	57,266
2,408	Andrew Corp.*	26,295
46,854	AT&T, Inc.	1,814,186
4,697	Avaya, Inc.*	60,685
1,551	CenturyTel, Inc.	71,424
4,552	Cincinnati Bell, Inc.*	23,079
20,096	Cisco Systems, Inc.*	537,367
6,015	Citizens Communications Co.	93,654
3,741	Corning, Inc.*	88,737

See Notes to Financial Statements.
59

Schedule of Investments (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks (Continued)
796	Crown Castle International Corp.*	$27,335
3,262	Embarq Corp.	195,850
585	Harris Corp.	30,040
1,348	JDS Uniphase Corp.*	22,215
3,951	Juniper Networks, Inc.*	88,344
3,050	Level 3 Communications, Inc.*	16,958
20,894	Motorola, Inc.	362,093
296	NII Holdings, Inc.*	22,718
4,249	Qualcomm, Inc.	186,106
18,179	Qwest Communications International, Inc.*	161,430
35,854	Sprint Nextel Corp.	718,156
597	Telephone & Data Systems, Inc.	33,999
670	Telephone & Data Systems, Inc., Special Shares	35,376
3,756	Tellabs, Inc.*	39,889
843	US Cellular Corp.*	61,118
2,426	Utstarcom, Inc.*	17,322
49,913	Verizon Communications, Inc.	1,905,677
2,601	Virgin Media, Inc.	65,623
		7,092,686
	Total Common Stocks (Cost $15,774,837)	16,971,409
	Money Market Fund—0.2%
31,535	Liquid Assets Portfolio Private Class** (Cost $31,535)	31,535
	Total Investments (Cost $15,806,372)—100.3%	17,002,944
	Liabilities in excess of other assets—(0.3%)	(54,744)
	Net Assets—100.0%	$16,948,200

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

April 30, 2007 (Unaudited)

	Value	Net Assets
United States	$16,829,851	99.3%
Cayman Islands	70,636	0.4
Guernsey	41,307	0.2
Bermuda	30,582	0.2
Israel	30,568	0.2
Total Investments	17,002,944	100.3
Liabilities in excess of other assets	(54,744)	(0.3)
Net Assets	$16,948,200	100.0%

See Notes to Financial Statements.
60

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

April 30, 2007

Number of Shares		Value
	Common Stocks—99.4%
	Electric—84.4%
12,844	AES (The) Corp.*	$282,440
2,510	Allegheny Energy, Inc.*	134,185
1,345	ALLETE, Inc.	65,111
3,613	Alliant Energy Corp.	158,249
7,193	Ameren Corp.	378,136
16,757	American Electric Power Co., Inc.	841,537
29,983	Aquila, Inc.*	123,830
2,256	Avista Corp.	53,219
1,234	Black Hills Corp.	49,126
19,369	CenterPoint Energy, Inc.	364,718
1,652	Cleco Corp.	46,355
9,854	CMS Energy Corp.	182,496
9,573	Consolidated Edison, Inc.	490,712
3,739	Constellation Energy Group, Inc.	333,220
9,104	Dominion Resources, Inc.	830,285
3,246	DPL, Inc.	101,762
7,684	DTE Energy Co.	388,734
34,208	Duke Energy Corp.	701,948
3,061	Duquesne Light Holdings, Inc.	61,036
9,010	Edison International	471,674
7,191	Energy East Corp.	174,166
4,584	Entergy Corp.	518,634
12,147	Exelon Corp.	916,004
9,023	FirstEnergy Corp.	617,534
8,531	FPL Group, Inc.	549,140
3,301	Great Plains Energy, Inc.	107,745
3,244	Hawaiian Electric Industries, Inc.	85,382
1,874	IDACORP, Inc.	64,559
1,736	Integrys Energy Group, Inc.	97,390
6,833	Mirant Corp.*	306,597
5,470	Northeast Utilities	175,970
1,146	NorthWestern Corp.	40,270
1,411	NRG Energy, Inc.*	111,413
3,779	NSTAR	135,666
7,804	Pepco Holdings, Inc.	230,374
10,077	PG&E Corp.	509,896
3,928	Pinnacle West Capital Corp.	189,683
2,208	PNM Resources, Inc.	71,870
2,208	Portland General Electric Co.	63,988
7,247	PPL Corp.	316,042
10,578	Progress Energy, Inc.	534,718
6,596	Public Service Enterprise Group, Inc.	570,224
4,713	Puget Energy, Inc.	121,690
17,358	Reliant Energy, Inc.*	386,563
4,055	SCANA Corp.	176,514
4,739	Sierra Pacific Resources*	86,534
23,458	Southern Co.	886,477
8,725	TECO Energy, Inc.	156,614
6,926	TXU Corp.	454,207
1,187	UIL Holdings Corp.	40,536
1,163	Unisource Energy Corp.	44,671

Number of Shares		Value
	Common Stocks (Continued)
3,223	Westar Energy, Inc.	$87,730
3,234	Wisconsin Energy Corp.	157,787
17,931	Xcel Energy, Inc.	431,958
		15,477,319
	Environmental Control—0.5%
3,355	Nalco Holding Co.	89,176
	Gas—9.6%
1,969	AGL Resources, Inc.	85,730
2,871	Atmos Energy Corp.	91,068
954	Energen Corp.	53,472
7,216	KeySpan Corp.	298,815
946	New Jersey Resources Corp.	50,800
1,781	Nicor, Inc.	91,258
13,006	NiSource, Inc.	319,818
2,243	Piedmont Natural Gas Co.	59,193
5,416	Sempra Energy	343,808
2,268	Southern Union Co.	69,083
1,289	Southwest Gas Corp.	48,840
3,188	UGI Corp.	90,412
3,006	Vectren Corp.	87,384
2,147	WGL Holdings, Inc.	72,654
		1,762,335
	Pipelines—4.7%
1,435	Equitable Resources, Inc.	74,634
2,228	National Fuel Gas Co.	104,738
3,238	ONEOK, Inc.	156,752
1,096	Questar Corp.	106,454
16,044	Spectra Energy Corp.	418,749
		861,327
	Water—0.2%
1,820	Aqua America, Inc.	40,240
	Total Common Stocks (Cost $15,983,137)	18,230,397
	Money Market Fund—0.5%
98,220	Liquid Assets Portfolio Private Class** (Cost $98,220)	98,220
	Total Investments (Cost $16,081,357)—99.9%	18,328,617
	Other assets less liabilities—0.1%	9,650
	Net Assets—100.0%	$18,338,267

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
61

Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

April 30, 2007

	FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares PowerShares Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	FTSE RAFI PowerShares FTSE RAFI Energy Sector Portfolio
ASSETS:
Unaffiliated investments at value	$85,038,865	$24,535,540	$16,107,877	$11,303,825	$18,825,742
Affiliated investments at value	140,705	121,578	106,031	31,646	46,362
Cash	522,341	450,198	—	42,843	—
Receivables:
Dividends	37,978	13,489	12,433	3,151	2,109
Due from Adviser	13,136	15,312	15,788	15,876	16,608
Investments sold	—	3,201,107	—	314,187	—
Other assets	7,538	7,581	7,358	7,571	7,717
Total Assets	85,760,563	28,344,805	16,249,487	11,719,099	18,898,538
LIABILITIES:
Due to custodian	—	—	9,172	—	51,737
Payables:
Investments purchased	—	3,204,369	—	291,243	—
Accrued advisory fees	33,810	10,283	6,574	4,708	8,864
Accrued expenses	46,877	48,163	46,830	45,583	50,430
Total Liabilities	80,687	3,262,815	62,576	341,534	111,031
NET ASSETS	$85,679,876	$25,081,990	$16,186,911	$11,377,565	$18,787,507
NET ASSETS CONSIST OF:
Paid-in capital	$83,062,195	$21,598,368	$14,925,922	$10,263,449	$16,681,452
Undistributed net investment income	111,680	100,998	88,655	7,778	14,429
Accumulated net realized gain (loss) on investments	(427,456)	23,410	(50,153)	(29,340)	(30,155)
Net unrealized appreciation on investments	2,933,457	3,359,214	1,222,487	1,135,678	2,121,781
Net Assets	$85,679,876	$25,081,990	$16,186,911	$11,377,565	$18,787,507
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,500,000	400,000	300,000	200,000	300,000
Net asset value	$57.12	$62.70	$53.96	$56.89	$62.63
Unaffiliated investments at cost	$82,105,408	$21,176,326	$14,885,390	$10,168,147	$16,703,961
Affiliated investments at cost	$140,705	$121,578	$106,031	$31,646	$46,362

See Notes to Financial Statements.
62

	PowerShares FTSE RAFI Financials Sector Portfolio	FTSE RAFI Health Care Sector Portfolio	PowerShares PowerShares FTSE RAFI Industrials Sector Portfolio	FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares PowerShares FTSE RAFI Utilities Sector Portfolio
ASSETS:
Unaffiliated investments at value	$16,048,090	$21,824,909	$40,581,710	$16,971,409	$18,230,397
Affiliated investments at value	17,423	76,365	35,802	31,535	98,220
Cash	248,933	—	330,013	—	17,475
Receivables:
Dividends	12,569	23,274	15,608	37,822	24,582
Due from Adviser	15,317	16,156	15,394	16,231	15,930
Investments sold	1,162,924	515,947	432,614	129,287	—
Other assets	7,583	7,509	7,618	7,593	7,518
Total Assets	17,512,839	22,464,160	41,418,759	17,193,877	18,394,122
LIABILITIES:
Due to custodian	—	2,509	—	59,977	—
Payables:
Investments purchased	1,144,596	499,733	422,317	130,260	—
Accrued advisory fees	4,776	9,360	16,703	7,445	7,490
Accrued expenses	44,507	49,772	51,840	47,995	48,365
Total Liabilities	1,193,879	561,374	490,860	245,677	55,855
NET ASSETS	$16,318,960	$21,902,786	$40,927,899	$16,948,200	$18,338,267
NET ASSETS CONSIST OF:
Paid-in capital	$15,580,514	$20,430,620	$38,056,354	$15,786,765	$16,004,966
Undistributed net investment income	60,071	15,785	5,984	34,900	92,800
Accumulated net realized gain (loss) on investments	(23,569)	(48,243)	(40,187)	(70,037)	(6,759)
Net unrealized appreciation on investments	701,944	1,504,624	2,905,748	1,196,572	2,247,260
Net Assets	$16,318,960	$21,902,786	$40,927,899	$16,948,200	$18,338,267
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	400,000	700,000	300,000	300,000
Net asset value	$54.40	$54.76	$58.47	$56.49	$61.13
Unaffiliated investments at cost	$15,346,146	$20,320,285	$37,675,962	$15,774,837	$15,983,137
Affiliated investments at cost	$17,423	$76,365	$35,802	$31,535	$98,220

63

Statements of Operations

For the Period September 20, 2006* through April 30, 2007

	FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares PowerShares Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	FTSE RAFI PowerShares FTSE RAFI Energy Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$411,073	$403,676	$272,009	$97,883	$227,203
Affiliated dividend income	1,748	2,675	1,092	530	927
Foreign withholding taxes	(273)	—	—	—	—
Total Income	412,548	406,351	273,101	98,413	228,130
EXPENSES:
Advisory fees	132,139	67,884	56,129	46,528	81,131
Licensing	26,428	13,577	11,226	9,306	16,226
Audit	16,500	16,500	16,500	16,500	16,500
Printing	13,822	8,272	7,619	6,906	10,464
Listing fee and expenses	11,395	11,406	11,361	11,386	11,708
Administration fees	9,373	8,357	8,155	7,943	8,800
Accounting	7,934	7,256	7,122	6,980	7,552
Offering costs	6,393	6,396	6,379	6,395	6,407
Custodian & transfer agent fees	2,965	2,584	2,517	2,446	2,732
Registration & filings	2,054	2,053	2,016	2,048	2,053
Legal	1,001	1,001	1,001	1,001	1,001
Trustees	951	435	391	305	666
Other expenses	12,235	13,905	12,235	12,235	12,235
Total Expenses	243,190	159,626	142,651	129,979	177,475
Less fees waived:
Advisory	(51,267)	(55,988)	(56,129)	(46,528)	(56,949)
Other fees assumed by Adviser	—	—	(1,028)	(11,382)	—
Net Expenses	191,923	103,638	85,494	72,069	120,526
Net Investment Income	220,625	302,713	187,607	26,344	107,604
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(427,456)	23,410	(50,153)	(29,340)	(30,155)
In-kind redemptions	2,311,893	1,771,191	569,178	1,210,490	3,397,258
Net realized gain	1,884,437	1,794,601	519,025	1,181,150	3,367,103
Net unrealized appreciation on investments	2,933,457	3,359,214	1,222,487	1,135,678	2,121,781
Net realized and unrealized gain on investments	4,817,894	5,153,815	1,741,512	2,316,828	5,488,884
Net increase in net assets resulting from operations	$5,038,519	$5,456,528	$1,929,119	$2,343,172	$5,596,488

*  Commencement of Investment Operations.

See Notes to Financial Statements.
64

	PowerShares FTSE RAFI Financials Sector Portfolio	FTSE RAFI Health Care Sector Portfolio	PowerShares PowerShares FTSE RAFI Industrials Sector Portfolio	FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares PowerShares FTSE RAFI Utilities Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$210,624	$317,203	$362,997	$234,785	$397,172
Affiliated dividend income	465	1,487	914	1,499	1,657
Foreign withholding taxes	(38)	—	—	—	—
Total Income	211,051	318,690	363,911	236,284	398,829
EXPENSES:
Advisory fees	43,426	76,703	101,830	68,577	64,980
Licensing	8,685	15,341	20,366	13,715	12,996
Audit	16,500	16,500	16,500	16,500	16,500
Printing	5,840	9,708	11,452	9,056	8,294
Listing fee and expenses	11,114	11,670	11,395	11,389	11,665
Administration fees	7,851	8,644	9,116	8,475	8,389
Accounting	6,919	7,447	7,762	7,335	7,278
Offering costs	6,396	6,390	6,399	6,397	6,391
Custodian & transfer agent fees	2,416	2,680	2,837	2,624	2,595
Registration & filings	2,055	2,052	2,052	2,046	2,055
Legal	1,001	1,001	1,001	1,001	1,001
Trustees	282	596	804	521	522
Other expenses	12,235	12,235	12,401	12,235	12,235
Total Expenses	124,720	170,967	203,915	159,871	154,901
Less fees waived:
Advisory	(43,426)	(56,657)	(54,254)	(56,931)	(57,004)
Other fees assumed by Adviser	(13,567)	—	—	—	—
Net Expenses	67,727	114,310	149,661	102,940	97,897
Net Investment Income	143,324	204,380	214,250	133,344	300,932
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(23,658)	(48,243)	(40,187)	(70,037)	(6,759)
In-kind redemptions	831,064	572,698	2,106,705	1,605,617	1,467,091
Net realized gain	807,406	524,455	2,066,518	1,535,580	1,460,332
Net unrealized appreciation on investments	701,944	1,504,624	2,905,748	1,196,572	2,247,260
Net realized and unrealized gain on investments	1,509,350	2,029,079	4,972,266	2,732,152	3,707,592
Net increase in net assets resulting from operations	$1,652,674	$2,233,459	$5,186,516	$2,865,496	$4,008,524

65

Statements of Changes in Net Assets

For the Period September 20, 2006* through April 30, 2007

	FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares PowerShares Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	FTSE RAFI PowerShares FTSE RAFI Energy Sector Portfolio
OPERATIONS:
Net investment income	$220,625	$302,713	$187,607	$26,344	$107,604
Net realized gain on investments	1,884,437	1,794,601	519,025	1,181,150	3,367,103
Net unrealized appreciation on investments	2,933,457	3,359,214	1,222,487	1,135,678	2,121,781
Net increase in net assets resulting from operations	5,038,519	5,456,528	1,929,119	2,343,172	5,596,488
Undistributed net investment income (loss) included in the price of units issued and redeemed	40,491	(71,185)	(23,621)	1,129	(15,535)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(107,528)	(203,385)	(98,952)	(18,566)	(93,175)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	102,455,043	42,703,830	29,685,007	30,486,275	47,515,291
Value of shares repurchased	(21,706,158)	(22,874,983)	(15,328,263)	(21,433,316)	(34,231,097)
Net income equalization	(40,491)	71,185	23,621	(1,129)	15,535
Net increase in net assets resulting from shares transactions	80,708,394	19,900,032	14,380,365	9,051,830	13,299,729
Increase in Net Assets	85,679,876	25,081,990	16,186,911	11,377,565	18,787,507
NET ASSETS:
Beginning of period	—	—	—	—	—
End of period	$85,679,876	$25,081,990	$16,186,911	$11,377,565	$18,787,507
Undistributed net investment income at end of period	$111,680	$100,998	$88,655	$7,778	$14,429
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,900,000	800,000	600,000	600,000	900,000
Shares repurchased	(400,000)	(400,000)	(300,000)	(400,000)	(600,000)
Shares outstanding, beginning of period	—	—	—	—	—
Shares outstanding, end of period	1,500,000	400,000	300,000	200,000	300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
66

	PowerShares FTSE RAFI Financials Sector Portfolio	FTSE RAFI Health Care Sector Portfolio	PowerShares PowerShares FTSE RAFI Industrials Sector Portfolio	FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares PowerShares FTSE RAFI Utilities Sector Portfolio
OPERATIONS:
Net investment income	$143,324	$204,380	$214,250	$133,344	$300,932
Net realized gain on investments	807,406	524,455	2,066,518	1,535,580	1,460,332
Net unrealized appreciation on investments	701,944	1,504,624	2,905,748	1,196,572	2,247,260
Net increase in net assets resulting from operations	1,652,674	2,233,459	5,186,516	2,865,496	4,008,524
Undistributed net investment income (loss) included in the price of units issued and redeemed	(25,026)	(4,231)	8,755	(11,299)	(61,710)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(83,164)	(188,595)	(208,432)	(98,444)	(208,132)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	41,076,550	45,224,207	68,623,129	41,066,412	47,129,478
Value of shares repurchased	(26,327,100)	(25,366,285)	(32,673,314)	(26,885,264)	(32,591,603)
Net income equalization	25,026	4,231	(8,755)	11,299	61,710
Net increase in net assets resulting from shares transactions	14,774,476	19,862,153	35,941,060	14,192,447	14,599,585
Increase in Net Assets	16,318,960	21,902,786	40,927,899	16,948,200	18,338,267
NET ASSETS:
Beginning of period	—	—	—	—	—
End of period	$16,318,960	$21,902,786	$40,927,899	$16,948,200	$18,338,267
Undistributed net investment income at end of period	$60,071	$15,785	$5,984	$34,900	$92,800
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	900,000	1,300,000	800,000	900,000
Shares repurchased	(500,000)	(500,000)	(600,000)	(500,000)	(600,000)
Shares outstanding, beginning of period	—	—	—	—	—
Shares outstanding, end of period	300,000	400,000	700,000	300,000	300,000

67

Financial Highlights

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.52
Net investment income**	0.27
Net realized and unrealized gain on investments	6.45
Total from operations	6.72
Undistributed net investment income included in price of units issued and redeemed**	0.05
Distributions to shareholders from:
Net investment income	(0.17)
Net asset value at end of period	$57.12
TOTAL RETURN***	13.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$85,680
Ratio to average net assets of:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	0.92	%†
Net investment income, net of waivers	0.83	%†
Portfolio turnover rate ††	9%

PowerShares FTSE RAFI Basic Materials Sector Portfolio

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.27
Net investment income**	0.78
Net realized and unrealized gain on investments	12.49
Total from operations	13.27
Undistributed net investment loss included in price of units issued and redeemed**	(0.18)
Distributions to shareholders from:
Net investment income	(0.66)
Net asset value at end of period	$62.70
TOTAL RETURN***	26.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,082
Ratio to average net assets of:
Expenses, net of waivers	0.76%†
Expenses, prior to waivers	1.18%†
Net investment income, net of waivers	2.23%†
Portfolio turnover rate ††	15%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
68

Financial Highlights (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.03
Net investment income**	0.54
Net realized and unrealized gain on investments	4.79
Total from operations	5.33
Undistributed net investment loss included in price of units issued and redeemed**	(0.07)
Distributions to shareholders from:
Net investment income	(0.33)
Net asset value at end of period	$53.96
TOTAL RETURN***	10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,187
Ratio to average net assets of:
Expenses, net of waivers	0.76%†
Expenses, prior to waivers	1.27%†
Net investment income, net of waivers	1.67%†
Portfolio turnover rate ††	1%

PowerShares FTSE RAFI Consumer Services Sector Portfolio

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.53
Net investment income**	0.10
Net realized and unrealized gain on investments	6.35
Total from operations	6.45
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
Distributions to shareholders from:
Net investment income	(0.09)
Net asset value at end of period	$56.89
TOTAL RETURN***	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,378
Ratio to average net assets of:
Expenses, net of waivers	0.77	%†
Expenses, prior to waivers	1.40	%†
Net investment income, net of waivers	0.28	%†
Portfolio turnover rate ††	4%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.01.

See Notes to Financial Statements.
69

Financial Highlights (Continued)

PowerShares FTSE RAFI Energy Sector Portfolio

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.16
Net investment income**	0.23
Net realized and unrealized gain on investments	13.48
Total from operations	13.71
Undistributed net investment loss included in price of units issued and redeemed**	(0.03)
Distributions to shareholders from:
Net investment income	(0.21)
Net asset value at end of period	$62.63
TOTAL RETURN***	27.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,788
Ratio to average net assets of:
Expenses, net of waivers	0.74%†
Expenses, prior to waivers	1.09%†
Net investment income, net of waivers	0.66%†
Portfolio turnover rate ††	1%

PowerShares FTSE RAFI Financials Sector Portfolio

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.47
Net investment income**	0.52
Net realized and unrealized gain on investments	3.92
Total from operations	4.44
Undistributed net investment loss included in price of units issued and redeemed**	(0.09)
Distributions to shareholders from:
Net investment income	(0.42)
Net asset value at end of period	$54.40
TOTAL RETURN***	8.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,319
Ratio to average net assets of:
Expenses, net of waivers	0.78%†
Expenses, prior to waivers	1.44%†
Net investment income, net of waivers	1.65%†
Portfolio turnover rate ††	10%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
70

Financial Highlights (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.44
Net investment income**	0.42
Net realized and unrealized gain on investments	4.29
Total from operations	4.71
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)
Distributions to shareholders from:
Net investment income	(0.38)
Net asset value at end of period	$54.76
TOTAL RETURN***	9.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,903
Ratio to average net assets of:
Expenses, net of waivers	0.75%†
Expenses, prior to waivers	1.11%†
Net investment income, net of waivers	1.33%†
Portfolio turnover rate ††	5%

PowerShares FTSE RAFI Industrials Sector Portfolio

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.27
Net investment income**	0.36
Net realized and unrealized gain on investments	8.15
Total from operations	8.51
Undistributed net investment income included in price of units issued and redeemed**	0.02
Distributions to shareholders from:
Net investment income	(0.33)
Net asset value at end of period	$58.47
TOTAL RETURN***	17.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,928
Ratio to average net assets of:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	1.00	%†
Net investment income, net of waivers	1.05	%†
Portfolio turnover rate ††	3%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.
71

Financial Highlights (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.60
Net investment income**	0.32
Net realized and unrealized gain on investments	5.85
Total from operations	6.17
Undistributed net investment loss included in price of units issued and redeemed**	(0.03)
Distributions to shareholders from:
Net investment income	(0.25)
Net asset value at end of period	$56.49
TOTAL RETURN***	12.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,948
Ratio to average net assets of:
Expenses, net of waivers	0.75%†
Expenses, prior to waivers	1.17%†
Net investment income, net of waivers	0.97%†
Portfolio turnover rate ††	4%

PowerShares FTSE RAFI Utilities Sector Portfolio

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.93
Net investment income**	0.78
Net realized and unrealized gain on investments	11.23
Total from operations	12.01
Undistributed net investment loss included in price of units issued and redeemed**	(0.16)
Distributions to shareholders from:
Net investment income	(0.65)
Net asset value at end of period	$61.13
TOTAL RETURN***	23.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,338
Ratio to average net assets of:
Expenses, net of waivers	0.75	%†
Expenses, prior to waivers	1.19	%†
Net investment income, net of waivers	2.32	%†
Portfolio turnover rate ††	0	%(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than 1%.

See Notes to Financial Statements.
72

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

PowerShares FTSE RAFI Basic Materials Sector Portfolio	"FTSE RAFI Basic Materials Sector Portfolio"

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	"FTSE RAFI Consumer Goods Sector Portfolio"

PowerShares FTSE RAFI Consumer Services Sector Portfolio	"FTSE RAFI Consumer Services Sector Portfolio"

PowerShares FTSE RAFI Energy Sector Portfolio	"FTSE RAFI Energy Sector Portfolio"

PowerShares FTSE RAFI Financials Sector Portfolio	"FTSE RAFI Financials Sector Portfolio"

PowerShares FTSE RAFI Health Care Sector Portfolio	"FTSE RAFI Health Care Sector Portfolio"

PowerShares FTSE RAFI Industrials Sector Portfolio	"FTSE RAFI Industrials Sector Portfolio"

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	"FTSE RAFI Telecommunications & Technology Sector Portfolio"

PowerShares FTSE RAFI Utilities Sector Portfolio	"FTSE RAFI Utilities Sector Portfolio"

The Portfolios commenced investment operations on September 20, 2006. Each Portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on NASDAQ. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE US 1500 Small-Mid Index

FTSE RAFI Basic Materials Sector Portfolio	FTSE Basic Materials Sector Index

FTSE RAFI Consumer Goods Sector Portfolio	FTSE Consumer Goods Sector Index

FTSE RAFI Consumer Services Sector Portfolio	FTSE Consumer Services Sector Index

FTSE RAFI Energy Sector Portfolio	FTSE Oil & Gas Index

FTSE RAFI Financials Sector Portfolio	FTSE Financials Sector Index

FTSE RAFI Health Care Sector Portfolio	FTSE Health Care Sector Index

FTSE RAFI Industrials Sector Portfolio	FTSE Industrials Sector Index

FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE Telecommunications & Technology Sector Index

FTSE RAFI Utilities Sector Portfolio	FTSE Utilities Sector Index

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the period ended April 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
FTSE RAFI US 1500 Small-Mid Portfolio	$51,267	$—
FTSE RAFI Basic Materials Portfolio	55,988	—
FTSE RAFI Consumer Goods Sector Portfolio	56,129	1,028
FTSE RAFI Consumer Services Sector Portfolio	46,528	11,382
FTSE RAFI Energy Sector Portfolio	56,949	—
FTSE RAFI Financials Sector Portfolio	43,426	13,567
FTSE RAFI Health Care Sector Portfolio	56,657	—
FTSE RAFI Industrials Sector Portfolio	54,254	—
FTSE RAFI Telecommunications & Technology Sector Portfolio	56,931	—
FTSE RAFI Utilities Sector Portfolio	57,004	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

During the period ended April 30, 2007, none of the Funds reimbursed expenses to the Adviser under the Expense Agreement.

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

The amounts subject to reimbursement to the Adviser at April 30, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
FTSE RAFI US 1500 Small-Mid Portfolio	$51,267	$51,267	$51,267
FTSE RAFI Basic Materials Sector Portfolio	55,988	55,988	55,988
FTSE RAFI Consumer Goods Sector Portfolio	57,157	57,157	57,157
FTSE RAFI Consumer Services Sector Portfolio	57,910	57,910	57,910
FTSE RAFI Energy Sector Portfolio	56,949	56,949	56,949
FTSE RAFI Financials Sector Portfolio	56,993	56,993	56,993
FTSE RAFI Health Care Sector Portfolio	56,657	56,657	56,657
FTSE RAFI Industrials Sector Portfolio	54,254	54,254	54,254
FTSE RAFI Telecommunications & Technology Sector Portfolio	56,931	56,931	56,931
FTSE RAFI Utilities Sector Portfolio	57,004	57,004	57,004

Distribution Agreement

A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the FTSE International Ltd. (the "Licensor"). The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Note 4. INVESCO Transactions and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Note 5. Federal Income Tax

At April 30, 2007, the components of accumulated earnings/loss on a tax basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
FTSE RAFI US 1500 Small-Mid Portfolio	$111,680	$(5,818)	$2,670,659	$5,015,951	$(2,345,292)	$2,776,521
FTSE RAFI Basic Materials Sector Portfolio	124,408	—	3,359,214	3,359,214	—	3,483,622
FTSE RAFI Consumer Goods Sector Portfolio	88,655	—	1,221,365	1,359,851	(138,486)	1,310,020
FTSE RAFI Consumer Services Sector Portfolio	7,778	(9,952)	1,135,252	1,191,868	(56,616)	1,133,078
FTSE RAFI Energy Sector Portfolio	14,429	—	2,121,781	2,156,922	(35,141)	2,136,210
FTSE RAFI Financials Sector Portfolio	60,071	(4,934)	683,309	748,971	(65,662)	738,446
FTSE RAFI Health Care Sector Portfolio	15,785	—	1,504,570	1,753,714	(249,144)	1,520,355
FTSE RAFI Industrials Sector Portfolio	5,984	—	2,894,544	3,116,833	(222,289)	2,900,528
FTSE RAFI Telecommunications & Technology Sector Portfolio	34,900	(9)	1,196,243	1,415,920	(219,677)	1,231,134
FTSE RAFI Utilities Sector Portfolio	92,800	—	2,247,260	2,267,986	(20,726)	2,340,060

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

FTSE RAFI US 1500 Small-Mid Portfolio	$82,508,911
FTSE RAFI Basic Materials Sector Portfolio	21,270,492
FTSE RAFI Consumer Goods Sector Portfolio	14,992,543
FTSE RAFI Consumer Services Sector Portfolio	10,200,219
FTSE RAFI Energy Sector Portfolio	16,750,323
FTSE RAFI Financials Sector Portfolio	15,382,204
FTSE RAFI Health Care Sector Portfolio	20,396,704
FTSE RAFI Industrials Sector Portfolio	37,722,968
FTSE RAFI Telecommunications & Technology Sector Portfolio	15,806,701
FTSE RAFI Utilities Sector Portfolio	16,081,357

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
FTSE RAFI US 1500 Small-Mid Portfolio	$107,528
FTSE RAFI Basic Materials Sector Portfolio	203,385
FTSE RAFI Consumer Goods Sector Portfolio	98,952
FTSE RAFI Consumer Services Sector Portfolio	18,566
FTSE RAFI Energy Sector Portfolio	93,175
FTSE RAFI Financials Sector Portfolio	83,164
FTSE RAFI Health Care Sector Portfolio	188,595
FTSE RAFI Industrials Sector Portfolio	208,432
FTSE RAFI Telecommunications & Technology Sector Portfolio	98,444
FTSE RAFI Utilities Sector Portfolio	208,132

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	—	—	$5,818	$5,818
FTSE RAFI Consumer Services Sector Portfolio	—	—	—	—	9,952	9,952
FTSE RAFI Financials Sector Portfolio	—	—	—	—	4,934	4,934
FTSE RAFI Telecommunications & Technology Sector Portfolio	—	—	—	—	9	9

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
FTSE RAFI US 1500 Small-Mid Portfolio	$158,840
FTSE RAFI Consumer Goods Sector Portfolio	49,031
FTSE RAFI Consumer Services Sector Portfolio	18,962
FTSE RAFI Energy Sector Portfolio	30,155
FTSE RAFI Health Care Sector Portfolio	48,189
FTSE RAFI Industrials Sector Portfolio	28,983
FTSE RAFI Telecommunications & Technology Sector Portfolio	69,699
FTSE RAFI Utilities Sector Portfolio	6,759

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

real estate investment trusts, investments in partnerships, wash sales from redemptions in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid-in Capital
FTSE RAFI US 1500 Small-Mid Portfolio	$(41,908)	$(2,311,893)	$2,353,801
FTSE RAFI Basic Materials Sector Portfolio	72,855	(1,771,191)	1,698,336
FTSE RAFI Consumer Goods Sector Portfolio	23,621	(569,178)	545,557
FTSE RAFI Consumer Services Sector Portfolio	(1,129)	(1,210,490)	1,211,619
FTSE RAFI Energy Sector Portfolio	15,535	(3,397,258)	3,381,723
FTSE RAFI Financials Sector Portfolio	24,937	(830,975)	806,038
FTSE RAFI Health Care Sector Portfolio	4,231	(572,698)	568,467
FTSE RAFI Industrials Sector Portfolio	(8,589)	(2,106,705)	2,115,294
FTSE RAFI Telecommunications & Technology Sector Portfolio	11,299	(1,605,617)	1,594,318
FTSE RAFI Utilities Sector Portfolio	61,710	(1,467,091)	1,405,381

Note 6. Investment Transactions

For the period ended April 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
FTSE RAFI US 1500 Small-Mid Portfolio	$4,061,099	$5,685,570
FTSE RAFI Basic Materials Sector Portfolio	3,204,369	3,740,031
FTSE RAFI Consumer Goods Sector Portfolio	151,477	549,871
FTSE RAFI Consumer Services Sector Portfolio	663,121	733,739
FTSE RAFI Energy Sector Portfolio	226,470	323,980
FTSE RAFI Financials Sector Portfolio	1,503,824	1,878,101
FTSE RAFI Health Care Sector Portfolio	1,301,356	1,635,342
FTSE RAFI Industrials Sector Portfolio	1,674,790	947,145
FTSE RAFI Telecommunications & Technology Sector Portfolio	822,277	1,014,663
FTSE RAFI Utilities Sector Portfolio	148,273	95,978

For the period ended April 30, 2007 in-kind transactions were as follows:

	Purchases	Sales
FTSE RAFI US 1500 Small-Mid Portfolio	$101,265,018	$19,419,576
FTSE RAFI Basic Materials Sector Portfolio	33,445,391	13,528,004
FTSE RAFI Consumer Goods Sector Portfolio	25,737,333	10,972,574
FTSE RAFI Consumer Services Sector Portfolio	26,281,610	17,223,995
FTSE RAFI Energy Sector Portfolio	40,763,583	27,329,215
FTSE RAFI Financials Sector Portfolio	32,359,504	17,446,487
FTSE RAFI Health Care Sector Portfolio	37,190,985	17,061,169
FTSE RAFI Industrials Sector Portfolio	55,569,172	20,687,373
FTSE RAFI Telecommunications & Technology Sector Portfolio	33,707,161	19,275,518
FTSE RAFI Utilities Sector Portfolio	36,766,551	22,296,041

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2007

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Transaction fees at scheduled amounts ranging from $500 to $7,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. On December 22, 2006, the Securities and Exchange Commission delayed the effective date of FIN 48, which will result in adoption for the Funds as of October 31, 2007. At this time, management is currently assessing the impact of FIN 48, if any, on the Funds' financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

80

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 25, 2007

81

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
FTSE RAFI US 1500 Small-Mid Portfolio	100%	100%
FTSE RAFI Basic Materials Sector Portfolio	100%	100%
FTSE RAFI Consumer Goods Sector Portfolio	100%	100%
FTSE RAFI Consumer Services Sector Portfolio	100%	100%
FTSE RAFI Energy Sector Portfolio	100%	100%
FTSE RAFI Financials Sector Portfolio	100%	100%
FTSE RAFI Health Care Sector Portfolio	100%	100%
FTSE RAFI Industrials Sector Portfolio	100%	100%
FTSE RAFI Telecommunications & Technology Sector Portfolio	100%	100%
FTSE RAFI Utilities Sector Portfolio	100%	100%

82

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); Interim CFO, Priority Health (July 2006-February 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989- Present)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Marc Kole was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

83

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	79	None

Donald H. Wilson (47)** c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

  *  This is the date the Trustee began serving the Trust.

  **  At a Board meeting held on December 14, 2006, Donald Wilson was elected to serve as Trustee of the Trust.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

84

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002- Present); Manager, Nuveen Investments (April 1998- August 2002)	79	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 9 Portfolios advised by the Adviser.

85

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupations(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

86

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited)

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Divided AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided

87

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of a consultant to the Adviser on correlation and tracking error. The Trustees concluded that Funds are correlated to their underlying index and that the tracking error was within a reasonable range.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2008. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Agreement, as well as the fees waived and expenses

88

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted the Adviser's statement that its costs of managing the Funds generally exceeded the amount payable as management fees under the Investment Advisory Agreement, and that most of the Funds were operating in a cash loss position. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

89

PowerShares        Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (EFT). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com.

This page contains advertising materials and should not be viewed as part of the Annual Report.
90

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

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91

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

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92

PowerShares  Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFQ  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Annual Report.
93

PowerShares  Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Annual Report.
94

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

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95

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.
96

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-6

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. Phillip Nussbaum, Mr. Marc Kole, and Mr. Donald Wilson. Each of these audit committee  members is “independent,” meaning that he is not an “interested person”  of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person  has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees.  The aggregate fees billed for the Registrant’s fiscal years ended April 30, 2007 and April 30, 2006 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal periods were $1,088,500 and $636,000, respectively.

(b)   Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal years ended April 30, 2007 and April 30, 2006 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $456,550 and  $247,675, respectively. These fees principally related to tax return reviews as well as reviews of Trust’s Registration Statements.

(c)   Tax Fees.  The aggregate fees billed for the Registrant’s fiscal years ended April 30, 2007 and April 30, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $0 and $0, respectively.

(d)    All Other Fees.   All other aggregate fees billed for the Registrant’s fiscal years ended April 30, 2007 and April 30, 2006 were $0 and $0, respectively. All other fees for the fiscal year ended April 30, 2005 related to review of the Trust’s disclosure controls and procedures.

(e)                             Audit Committee Pre-Approval Policies and Procedures.  In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit and Tax  Fees of the Registrant.  All of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act, which consists of the independent trustees.  The Audit Committee members are Phillip Nussbaum, Mark McMillan, Ronn Bagge, Marc M. Kole and Donald H. Wilson.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)              There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)                    Code of Ethics.

(a)                              Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                               Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	June 27, 2007

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	June 27, 2007